UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-21991

Fidelity Rutland Square Trust II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2025

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Strategic Advisers® International Fund Strategic Advisers® International Fund : FILFX

This semi-annual shareholder report contains information about Strategic Advisers® International Fund for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Advisers® International Fund	$ 10	0.18%
Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$25,243,504,863
Number of Holdings	1,081
Portfolio Turnover	44%
What did the Fund invest in?
(as of August 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	16.9
Industrials	11.5
Health Care	6.1
Information Technology	5.8
Consumer Discretionary	5.5
Consumer Staples	4.1
Materials	3.9
Communication Services	2.9
Energy	2.2
Utilities	1.4
Real Estate	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 61.0
International Equity Funds - 36.0
Preferred Stocks - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 2.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 44.9
Japan - 11.4
United Kingdom - 8.8
France - 7.0
Germany - 5.9
Netherlands - 2.4
Italy - 2.3
Australia - 2.1
Switzerland - 2.0
Others - 13.2

TOP HOLDINGS (% of Fund's net assets)
Fidelity SAI International Low Volatility Index Fund	5.5
Artisan International Value Fund Investor Class	4.3
Fidelity Advisor International Discovery Fund - Class Z	4.1
Fidelity SAI International Value Index Fund	3.1
Fidelity SAI Japan Stock Index Fund	2.5
Fidelity Diversified International Fund	2.4
State Street Institutional U.S. Government Money Market Fund Premier Class	2.1
iShares MSCI Eurozone ETF	1.9
Oakmark International Fund Investor Class	1.7
WCM Focused International Growth Fund Investor Class	1.5
29.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914564.101    1557-TSRS-1025

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Strategic Advisers® Income Opportunities Fund Strategic Advisers® Income Opportunities Fund : FPIOX

This semi-annual shareholder report contains information about Strategic Advisers® Income Opportunities Fund for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Advisers® Income Opportunities Fund	$ 8	0.15%
Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$1,830,261,964
Number of Holdings	1,444
Portfolio Turnover	33%
What did the Fund invest in?
(as of August 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Fixed-Income Funds - 52.9
Corporate Bonds - 39.5
Bank Loan Obligations - 2.6
Common Stocks - 1.1
U.S. Treasury Obligations - 1.0
Preferred Securities - 0.9
Asset-Backed Securities - 0.6
Preferred Stocks - 0.1
Municipal Securities - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 1.2

TOP HOLDINGS (% of Fund's net assets)
Artisan High Income Fund Investor Shares	14.0
Fidelity Capital & Income Fund	12.1
BlackRock High Yield Portfolio Class K	11.9
Eaton Vance Income Fund of Boston Class A	6.1
Vanguard High-Yield Corporate Fund Admiral Shares	4.5
NYLI MacKay High Yield Corporate Bond Fund Class A	4.3
US Treasury Notes	1.0
TransDigm Inc	0.7
CSC Holdings LLC	0.7
Level 3 Financing Inc	0.6
55.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914570.101    1977-TSRS-1025

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Strategic Advisers® Fidelity® International Fund Strategic Advisers® Fidelity® International Fund : FUSIX

This semi-annual shareholder report contains information about Strategic Advisers® Fidelity® International Fund for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Advisers® Fidelity® International Fund	$ 7	0.13%
Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$55,397,445,001
Number of Holdings	313
Portfolio Turnover	35%
What did the Fund invest in?
(as of August 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	14.2
Industrials	9.8
Materials	3.7
Consumer Discretionary	3.7
Information Technology	3.5
Health Care	3.2
Communication Services	2.4
Consumer Staples	2.0
Energy	1.4
Utilities	1.0
Real Estate	0.3

ASSET ALLOCATION (% of Fund's net assets)

International Equity Funds - 49.0
Common Stocks - 45.2
Preferred Stocks - 0.0
Domestic Equity Funds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 5.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 60.4
Japan - 8.4
United Kingdom - 6.2
Germany - 6.0
France - 4.0
Italy - 2.0
Spain - 1.9
Australia - 1.6
Switzerland - 1.6
Others - 7.9

TOP HOLDINGS (% of Fund's net assets)
Fidelity SAI International Value Index Fund	14.6
Fidelity Advisor International Discovery Fund - Class Z	7.5
Fidelity Diversified International Fund	7.2
Fidelity SAI International Index Fund	6.4
Fidelity SAI International Low Volatility Index Fund	5.9
State Street Institutional U.S. Government Money Market Fund Premier Class	4.8
Fidelity SAI International Quality Index Fund	1.8
Fidelity Advisor International Growth Fund - Class Z	1.8
Fidelity SAI International Small Cap Index Fund	1.2
Fidelity SAI International Momentum Index Fund	1.0
52.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914568.101    1848-TSRS-1025

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Strategic Advisers® Emerging Markets Fund Strategic Advisers® Emerging Markets Fund : FSAMX

This semi-annual shareholder report contains information about Strategic Advisers® Emerging Markets Fund for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Advisers® Emerging Markets Fund	$ 16	0.29%
Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$13,671,111,151
Number of Holdings	897
Portfolio Turnover	45%
What did the Fund invest in?
(as of August 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	17.8
Financials	15.3
Consumer Discretionary	8.6
Communication Services	8.4
Industrials	5.3
Materials	3.4
Energy	2.2
Consumer Staples	2.2
Health Care	2.1
Real Estate	0.6
Utilities	0.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 66.2
International Equity Funds - 29.8
Preferred Stocks - 0.2
Domestic Equity Funds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 3.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 33.9
China - 21.3
Taiwan - 12.3
India - 8.1
Korea (South) - 7.0
Brazil - 3.3
South Africa - 2.2
Mexico - 2.0
United Arab Emirates - 1.3
Others - 8.6

TOP HOLDINGS (% of Fund's net assets)
Fidelity SAI Emerging Markets Value Index Fund	13.3
Taiwan Semiconductor Manufacturing Co Ltd	7.4
Fidelity SAI Emerging Markets Low Volatility Index Fund	6.2
Tencent Holdings Ltd	5.1
Goldman Sachs Emerging Markets Equity Fund Institutional Class	3.8
State Street Institutional U.S. Government Money Market Fund Premier Class	3.2
Fidelity SAI Emerging Markets Index Fund	3.0
Samsung Electronics Co Ltd	2.5
Alibaba Group Holding Ltd	1.1
Brandes Emerging Markets Value Fund Class A	1.0
46.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914571.101    2261-TSRS-1025

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Strategic Advisers® Core Income Fund Strategic Advisers® Core Income Fund : FPCIX

This semi-annual shareholder report contains information about Strategic Advisers® Core Income Fund for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Advisers® Core Income Fund	$ 3	0.06%
Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$44,848,701,624
Number of Holdings	10,118
Portfolio Turnover	215%
What did the Fund invest in?
(as of August 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 30.5
AAA - 5.2
AA - 0.8
A - 5.3
BBB - 8.3
BB - 1.2
B - 0.3
CCC,CC,C - 0.0
D - 0.0
Not Rated - 4.1
Equities - 45.7
Short-Term Investments and Net Other Assets (Liabilities) - (1.4)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Fixed-Income Funds - 45.6
U.S. Government Agency - Mortgage Securities - 17.5
Corporate Bonds - 13.9
U.S. Treasury Obligations - 13.1
CMOs and Other Mortgage Related Securities - 5.1
Asset-Backed Securities - 4.8
Foreign Government and Government Agency Obligations - 0.9
Preferred Securities - 0.2
Municipal Securities - 0.1
Bank Loan Obligations - 0.1
U.S. Government Agency Obligations - 0.1
Others - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (1.4)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.2
Grand Cayman (UK Overseas Ter) - 2.1
United Kingdom - 0.8
Ireland - 0.5
Canada - 0.5
Germany - 0.5
Mexico - 0.4
France - 0.3
Brazil - 0.3
Others - 1.4

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	8.5
Fidelity SAI Total Bond Fund	7.1
Uniform Mortgage Backed Securities	6.2
Fannie Mae Mortgage pass-thru certificates	4.9
PIMCO Mortgage Opportunities and Bond Fund Institutional Class	4.6
US Treasury Bonds	4.2
iShares 7-10 Year Treasury Bond ETF	3.7
American Funds The Bond Fund of America Class F-2	3.3
Voya Intermediate Bond Fund Class I	3.2
Freddie Mac Gold Pool	3.1
48.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914569.101    1976-TSRS-1025

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Strategic Advisers® International Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public

Semi-Annual Report
August 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Strategic Advisers® International Fund
Schedule of Investments August 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 61.0%
	Shares	Value ($)
AUSTRALIA - 2.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telstra Group Ltd	1,350,867	4,321,804
Interactive Media & Services - 0.0%
CAR Group Ltd	286,915	7,568,235
REA Group Ltd	4,951	810,818
		8,379,053
TOTAL COMMUNICATION SERVICES		12,700,857

Consumer Discretionary - 0.1%
Broadline Retail - 0.0%
Wesfarmers Ltd	173,736	10,406,536
Hotels, Restaurants & Leisure - 0.1%
Aristocrat Leisure Ltd	458,903	21,759,617
TOTAL CONSUMER DISCRETIONARY		32,166,153

Consumer Staples - 0.1%
Beverages - 0.0%
Treasury Wine Estates Ltd	1,384,698	7,079,786
Consumer Staples Distribution & Retail - 0.1%
Coles Group Ltd	427,270	6,670,119
Woolworths Group Ltd	314,658	5,923,080
		12,593,199
TOTAL CONSUMER STAPLES		19,672,985

Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Santos Ltd	3,208,668	16,798,475
Whitehaven Coal Ltd	3,367,460	14,529,893
Woodside Energy Group Ltd	584,130	10,068,941
		41,397,309
Financials - 0.6%
Banks - 0.3%
ANZ Group Holdings Ltd	1,277,433	28,070,502
Commonwealth Bank of Australia	184,681	20,526,936
National Australia Bank Ltd	253,070	7,062,831
Westpac Banking Corp	625,250	15,749,468
		71,409,737
Capital Markets - 0.2%
Macquarie Group Ltd	345,561	50,682,492
Financial Services - 0.0%
Challenger Ltd	1,109,500	6,040,031
Insurance - 0.1%
Insurance Australia Group Ltd	631,361	3,591,764
Medibank Pvt Ltd	1,456,555	4,852,492
QBE Insurance Group Ltd	572,461	8,088,156
Steadfast Group Ltd	2,527,052	10,034,672
		26,567,084
TOTAL FINANCIALS		154,699,344

Health Care - 0.1%
Health Care Providers & Services - 0.1%
Sonic Healthcare Ltd	873,250	13,716,562
Health Care Technology - 0.0%
Pro Medicus Ltd	15,376	2,986,552
TOTAL HEALTH CARE		16,703,114

Industrials - 0.1%
Commercial Services & Supplies - 0.1%
Brambles Ltd	991,845	16,808,947
Ground Transportation - 0.0%
Aurizon Holdings Ltd	167,890	355,550
Passenger Airlines - 0.0%
Qantas Airways Ltd	67,181	514,756
Professional Services - 0.0%
Computershare Ltd	48,712	1,212,241
Trading Companies & Distributors - 0.0%
SGH Ltd	82,100	2,703,514
Transportation Infrastructure - 0.0%
Transurban Group unit	649,819	6,198,038
TOTAL INDUSTRIALS		27,793,046

Information Technology - 0.0%
Software - 0.0%
WiseTech Global Ltd	19,232	1,274,157
Materials - 0.7%
Containers & Packaging - 0.0%
Orora Ltd	776,760	1,054,533
Metals & Mining - 0.7%
BHP Group Ltd	1,008,310	28,104,622
BHP Group Ltd (United Kingdom)	198,486	5,534,486
BHP Group Ltd ADR (b)	44,563	2,485,278
Evolution Mining Ltd	653,253	3,747,634
Glencore PLC	17,736,238	70,047,059
Northern Star Resources Ltd	1,375,593	17,167,086
Rio Tinto Ltd	357,976	27,040,484
Rio Tinto PLC	102,699	6,419,907
Rio Tinto PLC ADR	323,167	20,269,034
South32 Ltd	191,704	338,493
		181,154,083
TOTAL MATERIALS		182,208,616

Real Estate - 0.2%
Diversified REITs - 0.2%
GPT Group/The unit	2,906,510	10,599,718
Stockland unit	3,795,360	15,371,810
		25,971,528
Industrial REITs - 0.0%
Goodman Group unit	150,994	3,379,000
Retail REITs - 0.0%
Scentre Group unit	2,705,729	7,211,533
Specialized REITs - 0.0%
National Storage REIT unit	5,793,290	9,118,330
TOTAL REAL ESTATE		45,680,391

Utilities - 0.0%
Gas Utilities - 0.0%
Apa Group unit	392,204	2,258,745
TOTAL AUSTRALIA		536,554,717
AUSTRIA - 0.2%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
OMV AG	12,967	713,905
Financials - 0.2%
Banks - 0.2%
BAWAG Group AG (c)(d)	172,238	22,265,886
Erste Group Bank AG	322,996	30,744,542
Erste Group Bank AG (Czech Republic)	5,474	522,115
		53,532,543
Insurance - 0.0%
UNIQA Insurance Group AG	110,504	1,600,470
Vienna Insurance Group AG Wiener Versicherung Gruppe (Czech Republic)	11,145	586,420
		2,186,890
TOTAL FINANCIALS		55,719,433

Industrials - 0.0%
Commercial Services & Supplies - 0.0%
DO & Co AG (Turkey)	792	210,283
Materials - 0.0%
Metals & Mining - 0.0%
voestalpine AG	5,256	174,016
TOTAL AUSTRIA		56,817,637
BAILIWICK OF JERSEY - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
JTC PLC (c)(d)	218,000	3,400,247
BELGIUM - 0.9%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Proximus SADP	292,378	2,532,903
Consumer Discretionary - 0.0%
Distributors - 0.0%
D'ieteren Group	7,089	1,535,112
Consumer Staples - 0.3%
Beverages - 0.3%
Anheuser-Busch InBev SA/NV	1,048,974	65,808,361
Food Products - 0.0%
Lotus Bakeries NV	26	254,594
TOTAL CONSUMER STAPLES		66,062,955

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
CMB Tech NV (Norway) (b)(e)	14,545	125,739
Financials - 0.3%
Banks - 0.3%
KBC Group NV	701,929	82,734,564
Health Care - 0.2%
Pharmaceuticals - 0.2%
UCB SA	216,477	50,613,300
Materials - 0.1%
Chemicals - 0.1%
Syensqo SA	151,058	13,339,034
Real Estate - 0.0%
Industrial REITs - 0.0%
Warehouses De Pauw CVA	209,800	5,380,155
TOTAL BELGIUM		222,323,762
BRAZIL - 0.2%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
MercadoLibre Inc (e)	2,714	6,711,478
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petroleo Brasileiro SA - Petrobras ADR	448,821	5,147,977
Financials - 0.1%
Banks - 0.0%
Banco Bradesco SA ADR	1,781,282	5,539,787
NU Holdings Ltd/Cayman Islands Class A (e)	148,229	2,193,789
		7,733,576
Capital Markets - 0.1%
B3 SA - Brasil Bolsa Balcao	2,089,500	5,002,298
Banco BTG Pactual SA unit	357,800	2,960,412
XP Inc Class A	177,784	3,225,002
		11,187,712
TOTAL FINANCIALS		18,921,288

Industrials - 0.0%
Aerospace & Defense - 0.0%
Embraer SA	114,200	1,604,994
Materials - 0.1%
Metals & Mining - 0.1%
Wheaton Precious Metals Corp	197,534	19,837,543
Wheaton Precious Metals Corp (United States)	34,799	3,494,515
		23,332,058
TOTAL BRAZIL		55,717,795
CANADA - 1.2%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Dollarama Inc	37,709	5,141,725
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Alimentation Couche-Tard Inc	58,073	2,943,504
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Parkland Corp	55,059	1,557,937
Financials - 0.2%
Banks - 0.0%
National Bank of Canada	63,480	6,672,715
Royal Bank of Canada	39,614	5,756,844
		12,429,559
Capital Markets - 0.1%
Brookfield Asset Management Ltd Class A (United States)	122,784	7,386,685
Brookfield Corp Class A	111,001	7,296,072
		14,682,757
Insurance - 0.1%
Definity Financial Corp (b)	122,454	6,329,785
Great-West Lifeco Inc (b)	156,523	6,200,059
Intact Financial Corp	21,803	4,366,315
		16,896,159
TOTAL FINANCIALS		44,008,475

Industrials - 0.3%
Commercial Services & Supplies - 0.1%
Boyd Group Services Inc	5,125	841,435
Element Fleet Management Corp	342,017	9,114,809
RB Global Inc (b)	54,132	6,200,535
		16,156,779
Construction & Engineering - 0.0%
WSP Global Inc	25,457	5,184,267
Ground Transportation - 0.2%
Canadian National Railway Co	74,900	7,250,850
Canadian Pacific Kansas City Ltd	442,708	33,721,691
Canadian Pacific Kansas City Ltd (United States) (b)	42,643	3,248,970
		44,221,511
Professional Services - 0.0%
Thomson Reuters Corp (b)	8,375	1,487,418
Trading Companies & Distributors - 0.0%
Toromont Industries Ltd	34,436	3,600,441
TOTAL INDUSTRIALS		70,650,416

Information Technology - 0.2%
IT Services - 0.0%
Shopify Inc Class A (United States) (e)	100,582	14,210,225
Software - 0.2%
Constellation Software Inc/Canada	10,449	34,620,820
Constellation Software Inc/Canada warrants 3/31/2040 (e)(f)	6,340	0
Lumine Group Inc Subordinate Voting Shares (c)(e)	43,700	1,539,452
Open Text Corp (United States) (b)	197,548	6,532,912
		42,693,184
TOTAL INFORMATION TECHNOLOGY		56,903,409

Materials - 0.5%
Chemicals - 0.0%
Methanex Corp	63,831	2,267,212
Nutrien Ltd (United States)	57,447	3,310,097
		5,577,309
Containers & Packaging - 0.0%
CCL Industries Inc Class B	116,900	7,002,849
Metals & Mining - 0.5%
Agnico Eagle Mines Ltd/CA	120,804	17,417,556
Agnico Eagle Mines Ltd/CA (United States)	27,413	3,952,132
Barrick Mining Corp (b)	1,011,347	26,974,654
Barrick Mining Corp (United States) (b)	739,053	19,680,981
Franco-Nevada Corp	225,063	42,416,760
Franco-Nevada Corp (United States)	26,015	4,899,925
Kinross Gold Corp	152,549	3,189,050
OR Royalties Inc (United States)	31,713	1,019,890
Wesdome Gold Mines Ltd (e)	14,137	187,656
		119,738,604
TOTAL MATERIALS		132,318,762

TOTAL CANADA		313,524,228
CHILE - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Antofagasta PLC	745,136	21,602,849
Lundin Mining Corp	495,451	5,732,491

TOTAL CHILE		27,335,340
CHINA - 1.2%
Communication Services - 0.3%
Entertainment - 0.0%
G-bits Network Technology Xiamen Co Ltd A Shares (China)	11,714	754,300
Netease Inc	100,600	2,740,997
Wanda Film Holding Co Ltd A Shares (China) (e)	429,700	706,399
		4,201,696
Interactive Media & Services - 0.3%
Bilibili Inc ADR (b)(e)	2,468	57,406
Tencent Holdings Ltd	875,954	67,837,827
		67,895,233
TOTAL COMMUNICATION SERVICES		72,096,929

Consumer Discretionary - 0.4%
Automobile Components - 0.0%
FAWER Automotive Parts Co Ltd A Shares (China)	2,450,608	1,993,507
Fuyao Glass Industry Group Co Ltd A Shares (China)	209,400	1,927,873
		3,921,380
Automobiles - 0.0%
Geely Automobile Holdings Ltd	1,372,000	3,442,540
Broadline Retail - 0.4%
Alibaba Group Holding Ltd	633,760	10,493,589
Prosus NV Class N	1,111,566	68,760,916
Vipshop Holdings Ltd Class A ADR	2,736	45,800
		79,300,305
Diversified Consumer Services - 0.0%
Fu Shou Yuan International Group Ltd	373,000	159,334
Hotels, Restaurants & Leisure - 0.0%
Meituan ADR (b)(e)	522	13,885
Household Durables - 0.0%
Guangdong Vanward New Electric Co Ltd A Shares (China)	124,400	211,777
Specialty Retail - 0.0%
Beijing Caishikou Department Store Co Ltd A Shares (China)	1,368,936	2,678,566
Textiles, Apparel & Luxury Goods - 0.0%
ANTA Sports Products Ltd	129,000	1,588,609
TOTAL CONSUMER DISCRETIONARY		91,316,396

Financials - 0.3%
Banks - 0.1%
Agricultural Bank of China Ltd H Shares	4,713,000	3,174,043
Bank of China Ltd H Shares	7,211,000	3,940,589
BOC Hong Kong Holdings Ltd	3,440,500	15,544,149
Industrial & Commercial Bank of China Ltd H Shares	13,205,000	9,773,953
Jiangsu Suzhou Rural Commercial Bank Co Ltd A Shares (China)	119,400	88,595
		32,521,329
Capital Markets - 0.1%
China Galaxy Securities Co Ltd H Shares	1,109,000	1,589,062
China International Capital Corp Ltd A Shares (China)	1,222,030	6,605,745
GF Securities Co Ltd A Shares (China)	1,450,900	4,451,826
Guotai Haitong Securities Co Ltd H Shares (c)(d)	271,200	566,718
Huatai Securities Co Ltd A Shares (China)	1,474,786	4,485,122
Orient Securities Co Ltd/China H Shares (c)(d)	226,000	220,621
		17,919,094
Insurance - 0.1%
New China Life Insurance Co Ltd H Shares	85,800	529,845
PICC Property & Casualty Co Ltd H Shares	1,194,000	2,873,381
Ping An Insurance Group Co of China Ltd H Shares	1,352,500	9,847,074
		13,250,300
TOTAL FINANCIALS		63,690,723

Health Care - 0.0%
Biotechnology - 0.0%
Acrobiosystems Co Ltd A Shares (China)	85,400	701,582
Health Care Equipment & Supplies - 0.0%
Edan Instruments Inc A Shares (China)	266,000	473,147
Life Sciences Tools & Services - 0.0%
Pharmaron Beijing Co Ltd A Shares (China)	100	424
Wuxi Apptec Co Ltd H Shares (c)(d)	11,400	157,791
		158,215
Pharmaceuticals - 0.0%
Asymchem Laboratories Tianjin Co Ltd A Shares (China)	216,282	3,243,085
Shenyang Xingqi Pharmaceutical Co Ltd A Shares (China)	112,591	1,067,837
Shenzhen Hepalink Pharmaceutical Group Co Ltd A Shares (China)	114,000	206,209
Shijiazhuang Yiling Pharmaceutical Co Ltd A Shares (China) (e)	170,300	391,144
Simcere Pharmaceutical Group Ltd (c)(d)	40,000	72,452
Zhejiang Medicine Co Ltd A Shares (China)	102,700	225,564
		5,206,291
TOTAL HEALTH CARE		6,539,235

Industrials - 0.1%
Electrical Equipment - 0.0%
TBEA Co Ltd A Shares (China)	1,202,730	2,389,105
Machinery - 0.1%
Airtac International Group	39,158	1,003,085
China CSSC Holdings Ltd A Shares (China)	1,335,600	7,000,317
Hefei Meiya Optoelectronic Technology Inc A Shares (China)	303,500	851,047
Jiangsu Tongli Risheng Machinery Co Ltd A Shares (China)	135,300	803,480
Suzhou Hailu Heavy Industry Co Ltd A Shares (China) (e)	1,105,400	1,344,173
Yangzijiang Shipbuildling (Holdings) Ltd	5,721,600	12,964,080
		23,966,182
Marine Transportation - 0.0%
SITC International Holdings Co Ltd	1,609,100	5,672,256
Professional Services - 0.0%
Kanzhun Ltd ADR (e)	2,454	57,962
Trading Companies & Distributors - 0.0%
Zheshang Development Group Co Ltd A Shares (China)	555,100	485,081
TOTAL INDUSTRIALS		32,570,586

Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.0%
Quectel Wireless Solutions Co Ltd A Shares (China)	43,572	671,549
VSTECS Holdings Ltd	134,000	187,536
		859,085
Semiconductors & Semiconductor Equipment - 0.1%
All Winner Technology Co Ltd A Shares (China)	983,960	6,452,178
Union Semiconductor Hefei Co Ltd A Shares (China)	1,322,803	2,566,162
		9,018,340
Software - 0.0%
Sangfor Technologies Inc A Shares (China)	58,413	1,061,196
Technology Hardware, Storage & Peripherals - 0.0%
Anker Innovations Technology Co Ltd A Shares (China)	206,862	4,067,942
Xiaomi Corp B Shares (c)(d)(e)	509,800	3,479,309
		7,547,251
TOTAL INFORMATION TECHNOLOGY		18,485,872

Materials - 0.0%
Chemicals - 0.0%
Satellite Chemical Co Ltd A Shares (China)	1,529,602	4,305,435
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Zhuhai Huafa Properties Co Ltd A Shares (China)	889,500	656,382
Utilities - 0.0%
Gas Utilities - 0.0%
China Resources Gas Group Ltd	702,000	1,802,840
TOTAL CHINA		291,464,398
DENMARK - 0.8%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Pandora A/S	7,881	1,088,150
Consumer Staples - 0.0%
Beverages - 0.0%
Carlsberg AS Series B	63,311	7,743,993
Financials - 0.0%
Banks - 0.0%
Danske Bank A/S	264,967	10,892,354
Insurance - 0.0%
Tryg A/S	18,348	482,517
TOTAL FINANCIALS		11,374,871

Health Care - 0.5%
Biotechnology - 0.0%
Genmab A/S (e)	6,074	1,516,005
Genmab A/S ADR (e)	38,964	969,035
		2,485,040
Pharmaceuticals - 0.5%
Novo Nordisk A/S Series B	1,928,100	108,955,808
TOTAL HEALTH CARE		111,440,848

Industrials - 0.2%
Air Freight & Logistics - 0.2%
DSV A/S	205,185	45,491,069
Building Products - 0.0%
ROCKWOOL A/S Series B	80,683	3,047,409
Electrical Equipment - 0.0%
Vestas Wind Systems A/S	91,932	1,830,132
Marine Transportation - 0.0%
AP Moller - Maersk A/S Series A	281	576,912
AP Moller - Maersk A/S Series B	2,412	4,969,999
		5,546,911
TOTAL INDUSTRIALS		55,915,521

Materials - 0.1%
Chemicals - 0.1%
Novonesis Novozymes B Series B	338,523	21,518,788
TOTAL DENMARK		209,082,171
FINLAND - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Elisa Oyj A Shares	7,955	423,634
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Neste Oyj	20,288	372,401
Financials - 0.3%
Banks - 0.0%
Nordea Bank Abp	598,909	9,139,514
Nordea Bank Abp (Denmark)	20,785	317,343
Nordea Bank Abp (Sweden)	119,081	1,819,966
		11,276,823
Insurance - 0.3%
Mandatum Holding Oy	678,170	4,660,379
Sampo Oyj A Shares	4,137,681	47,467,641
		52,128,020
TOTAL FINANCIALS		63,404,843

Health Care - 0.0%
Pharmaceuticals - 0.0%
Orion Oyj B Shares	11,756	937,978
Industrials - 0.0%
Machinery - 0.0%
Kone Oyj B Shares	31,387	1,972,580
Metso Oyj	180,868	2,337,094
Valmet Oyj	29,264	1,015,780
Wartsila OYJ Abp	48,984	1,434,952
		6,760,406
Information Technology - 0.0%
Communications Equipment - 0.0%
Nokia Oyj	1,735,644	7,471,849
Nokia Oyj (France)	382,647	1,642,012
Nokia Oyj (Sweden) (b)	21,323	91,627
Nokia Oyj ADR	130,305	560,312
		9,765,800
Materials - 0.1%
Paper & Forest Products - 0.1%
Stora Enso Oyj R Shares	341,563	3,987,154
UPM-Kymmene Oyj	377,510	10,750,838
		14,737,992
Utilities - 0.0%
Electric Utilities - 0.0%
Fortum Oyj	122,400	2,117,865
TOTAL FINLAND		98,520,919
FRANCE - 7.0%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Orange SA	2,373,061	38,678,935
Entertainment - 0.0%
Bollore SE	779,907	4,551,117
Ubisoft Entertainment SA ADR (e)	64,185	136,714
Vivendi SE	536,100	1,916,672
		6,604,503
Media - 0.0%
Canal+ SA	320,200	977,222
JCDecaux SE	573,230	9,864,847
Louis Hachette Group	320,200	615,471
		11,457,540
TOTAL COMMUNICATION SERVICES		56,740,978

Consumer Discretionary - 0.9%
Automobile Components - 0.0%
Cie Generale des Etablissements Michelin SCA Series B	565,801	20,489,679
Valeo SE	137,504	1,665,767
		22,155,446
Automobiles - 0.0%
Renault SA	104,682	4,114,907
Hotels, Restaurants & Leisure - 0.2%
Accor SA	589,871	29,170,108
FDJ UNITED	82,000	2,640,043
Sodexo SA	117,900	7,075,871
		38,886,022
Household Durables - 0.0%
SEB SA	27,000	1,964,730
Textiles, Apparel & Luxury Goods - 0.7%
Hermes International SCA	18,148	44,394,743
Kering SA	297,770	79,791,692
LVMH Moet Hennessy Louis Vuitton SE	71,581	42,263,869
		166,450,304
TOTAL CONSUMER DISCRETIONARY		233,571,409

Consumer Staples - 0.5%
Beverages - 0.2%
Pernod Ricard SA	417,441	47,469,003
Consumer Staples Distribution & Retail - 0.1%
Carrefour SA	1,475,960	21,368,728
Food Products - 0.2%
Danone SA	494,227	41,251,823
Personal Care Products - 0.0%
L'Oreal SA	26,078	12,175,454
TOTAL CONSUMER STAPLES		122,265,008

Energy - 0.5%
Energy Equipment & Services - 0.0%
Vallourec SACA	566,970	10,168,361
Oil, Gas & Consumable Fuels - 0.5%
Esso SA Francaise	3,524	401,141
TotalEnergies SE	1,733,638	108,839,614
		109,240,755
TOTAL ENERGY		119,409,116

Financials - 1.3%
Banks - 0.9%
BNP Paribas SA	1,257,885	113,039,587
BNP Paribas SA ADR	23,208	1,044,592
Credit Agricole SA	1,508,825	27,599,462
Societe Generale SA Series A	1,484,407	91,601,038
		233,284,679
Capital Markets - 0.0%
Amundi SA (c)(d)	143,680	10,614,961
Financial Services - 0.1%
Edenred SE	995,355	28,762,306
Eurazeo SE	4,269	279,182
Wendel SE	2,292	220,814
Worldline SA/France (b)(c)(d)(e)	1,020,574	3,390,873
		32,653,175
Insurance - 0.3%
AXA SA	1,325,365	61,732,401
SCOR SE	49,124	1,609,164
		63,341,565
TOTAL FINANCIALS		339,894,380

Health Care - 0.2%
Health Care Equipment & Supplies - 0.2%
EssilorLuxottica SA	134,825	41,041,806
Industrials - 2.4%
Aerospace & Defense - 1.0%
Airbus SE	223,342	46,693,909
Airbus SE ADR	20,624	1,075,541
Dassault Aviation SA	32,779	10,354,001
Safran SA	386,818	128,550,657
Safran SA ADR	58,822	4,867,521
Thales SA	184,167	48,443,191
		239,984,820
Building Products - 0.4%
Cie de Saint-Gobain SA	887,726	95,838,212
Construction & Engineering - 0.3%
Bouygues SA	567,552	24,328,194
Eiffage SA	9,615	1,209,223
Vinci SA	351,026	47,610,194
		73,147,611
Electrical Equipment - 0.4%
Legrand SA	664,412	101,180,715
Ground Transportation - 0.0%
Ayvens SA (c)(d)	312,608	3,461,541
Machinery - 0.2%
Alstom SA (e)	2,076,384	49,920,327
Manitou BF SA	10,167	223,852
		50,144,179
Professional Services - 0.0%
Teleperformance SE	92,274	7,116,153
Trading Companies & Distributors - 0.1%
Rexel SA	454,272	14,710,614
Transportation Infrastructure - 0.0%
Getlink SE Series A	91,671	1,732,021
TOTAL INDUSTRIALS		587,315,866

Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.0%
VusionGroup	6,555	1,644,168
IT Services - 0.2%
Alten SA	40,200	3,099,275
Capgemini SE	377,030	53,624,760
		56,724,035
Software - 0.1%
Dassault Systemes SE	549,049	17,075,545
TOTAL INFORMATION TECHNOLOGY		75,443,748

Materials - 0.3%
Chemicals - 0.3%
Air Liquide SA	385,628	79,453,831
Air Liquide SA ADR	3,182	131,544
Arkema SA	36,536	2,590,254
		82,175,629
Real Estate - 0.1%
Diversified REITs - 0.0%
Covivio SA/France	21,852	1,430,342
Office REITs - 0.0%
Gecina SA	32,587	3,196,658
Retail REITs - 0.1%
Klepierre SA	608,448	23,732,189
TOTAL REAL ESTATE		28,359,189

Utilities - 0.3%
Multi-Utilities - 0.3%
Engie SA	3,079,848	63,732,378
Veolia Environnement SA	738,576	24,392,046
		88,124,424
TOTAL FRANCE		1,774,341,553
GEORGIA - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Georgia Capital PLC (e)	75,897	2,333,749
GERMANY - 5.8%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.5%
Deutsche Telekom AG	3,375,067	123,510,639
Entertainment - 0.0%
CTS Eventim AG & Co KGaA	88,092	8,249,859
Interactive Media & Services - 0.0%
Scout24 SE (c)(d)	26,888	3,482,209
TOTAL COMMUNICATION SERVICES		135,242,707

Consumer Discretionary - 0.4%
Automobile Components - 0.0%
Continental AG	60,571	5,314,651
Automobiles - 0.1%
Bayerische Motoren Werke AG	166,355	17,410,591
Mercedes-Benz Group AG	101,602	6,358,742
Volkswagen AG	1,901	227,512
Volkswagen AG ADR	9,835	117,134
		24,113,979
Specialty Retail - 0.1%
Auto1 Group SE (e)	212,803	7,194,892
Zalando SE (c)(d)(e)	517,173	14,399,969
		21,594,861
Textiles, Apparel & Luxury Goods - 0.2%
adidas AG	241,409	46,981,297
adidas AG ADR	5,319	517,539
		47,498,836
TOTAL CONSUMER DISCRETIONARY		98,522,327

Consumer Staples - 0.0%
Personal Care Products - 0.0%
Beiersdorf AG	74,376	8,565,576
Financials - 1.1%
Banks - 0.0%
Commerzbank AG	136,069	5,192,684
Capital Markets - 0.3%
Deutsche Bank AG	663,315	23,303,647
Deutsche Boerse AG	226,666	66,715,505
flatexDEGIRO AG	38,907	1,286,319
		91,305,471
Insurance - 0.8%
Allianz SE	216,584	91,567,963
Hannover Rueck SE	112,330	32,696,019
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	76,873	49,037,443
Talanx AG	122,154	16,834,558
		190,135,983
TOTAL FINANCIALS		286,634,138

Health Care - 0.3%
Health Care Equipment & Supplies - 0.0%
Siemens Healthineers AG (c)(d)	185,159	10,248,174
Health Care Providers & Services - 0.1%
Fresenius SE & Co KGaA	532,600	28,917,549
Pharmaceuticals - 0.2%
Bayer AG	191,272	6,292,959
Merck KGaA	235,690	29,924,948
		36,217,907
TOTAL HEALTH CARE		75,383,630

Industrials - 1.5%
Aerospace & Defense - 0.3%
MTU Aero Engines AG	87,315	38,919,081
Rheinmetall AG	22,256	43,171,092
		82,090,173
Air Freight & Logistics - 0.2%
Deutsche Post AG	893,627	40,729,461
Electrical Equipment - 0.1%
Siemens Energy AG (e)	282,799	30,083,978
Industrial Conglomerates - 0.7%
Siemens AG	512,086	141,953,034
Machinery - 0.2%
Daimler Truck Holding AG	421,839	19,824,276
Gea Group Ag	100,835	7,337,539
KION Group AG	81,788	5,320,018
Knorr-Bremse AG	92,510	9,653,888
Krones AG	11,935	1,834,706
Rational AG	467	348,021
RENK Group AG	21,961	1,603,962
		45,922,410
Passenger Airlines - 0.0%
Deutsche Lufthansa AG	132,083	1,229,392
Trading Companies & Distributors - 0.0%
Brenntag SE	76,100	4,707,874
TOTAL INDUSTRIALS		346,716,322

Information Technology - 1.3%
Semiconductors & Semiconductor Equipment - 0.2%
Infineon Technologies AG	1,522,620	62,326,738
Software - 1.1%
Nemetschek SE	19,401	2,678,273
SAP SE	935,432	254,621,216
		257,299,489
TOTAL INFORMATION TECHNOLOGY		319,626,227

Materials - 0.4%
Chemicals - 0.2%
BASF SE	307,212	16,319,408
Covestro AG	80,754	5,611,762
K+S AG	95,500	1,290,429
LANXESS AG	598,624	16,976,005
Symrise AG	149,308	14,457,729
		54,655,333
Construction Materials - 0.2%
Heidelberg Materials AG	222,121	52,542,381
TOTAL MATERIALS		107,197,714

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
LEG Immobilien SE (b)	148,534	12,433,238
Vonovia SE	82,500	2,666,758
		15,099,996
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.0%
RWE AG	231,839	9,286,862
Multi-Utilities - 0.2%
E.ON SE	3,008,060	53,637,786
TOTAL UTILITIES		62,924,648

TOTAL GERMANY		1,455,913,285
GREECE - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Hellenic Telecommunications Organization SA	64,439	1,198,656
Financials - 0.1%
Banks - 0.1%
Eurobank Ergasias Services and Holdings SA	1,024,388	3,764,692
National Bank of Greece SA	753,913	10,434,094
		14,198,786
TOTAL GREECE		15,397,442
HONG KONG - 1.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
HKT Trust & HKT Ltd unit	2,671,020	4,043,106
PCCW Ltd	465,000	313,758
		4,356,864
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Johnson Electric Holdings Ltd	342,500	1,253,922
Hotels, Restaurants & Leisure - 0.0%
Melco Resorts & Entertainment Ltd ADR (e)	609,821	6,061,621
Household Durables - 0.0%
Man Wah Holdings Ltd	619,200	374,912
Specialty Retail - 0.0%
Emperor Watch & Jewellery Ltd	21,640,000	888,307
Textiles, Apparel & Luxury Goods - 0.0%
Yue Yuen Industrial Holdings Ltd	568,000	1,001,860
TOTAL CONSUMER DISCRETIONARY		9,580,622

Consumer Staples - 0.0%
Food Products - 0.0%
WH Group Ltd (c)(d)	795,000	850,529
Financials - 1.0%
Banks - 0.0%
Hang Seng Bank Ltd	143,700	2,053,515
Capital Markets - 0.3%
Futu Holdings Ltd Class A ADR	29,216	5,422,490
Hong Kong Exchanges & Clearing Ltd	1,238,630	72,569,081
Hong Kong Exchanges & Clearing Ltd ADR	28,198	1,651,839
		79,643,410
Insurance - 0.7%
AIA Group Ltd	11,567,323	109,939,957
AIA Group Ltd ADR	136,259	5,175,116
Prudential PLC	4,273,373	56,997,357
Prudential PLC (Hong Kong)	7,500	97,749
Prudential PLC ADR (b)	16,630	442,358
		172,652,537
TOTAL FINANCIALS		254,349,462

Industrials - 0.1%
Ground Transportation - 0.0%
MTR Corp Ltd	132,500	448,041
Industrial Conglomerates - 0.0%
Jardine Matheson Holdings Ltd (Singapore)	14,800	896,118
Jardine Matheson Holdings Ltd ADR	999	60,430
Swire Pacific Ltd A Shares	33,500	286,848
		1,243,396
Machinery - 0.1%
Techtronic Industries Co Ltd	764,500	9,846,168
Techtronic Industries Co Ltd ADR	50,318	3,275,198
		13,121,366
TOTAL INDUSTRIALS		14,812,803

Information Technology - 0.0%
Communications Equipment - 0.0%
VTech Holdings Ltd	56,700	457,135
Electronic Equipment, Instruments & Components - 0.0%
Cowell e Holdings Inc (e)	40,000	177,538
IT Services - 0.0%
SUNeVision Holdings Ltd	576,000	563,772
TOTAL INFORMATION TECHNOLOGY		1,198,445

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
CK Asset Holdings Ltd	2,063,100	9,718,047
Hongkong Land Holdings Ltd (Singapore)	104,000	644,834
Hysan Development Co Ltd	18,000	33,803
Sun Hung Kai Properties Ltd	351,500	4,130,255
Wharf Real Estate Investment Co Ltd	278,000	805,952
		15,332,891
Retail REITs - 0.0%
Link REIT	613,700	3,262,360
TOTAL REAL ESTATE		18,595,251

Utilities - 0.0%
Electric Utilities - 0.0%
CLP Holdings Ltd	437,000	3,691,418
Power Assets Holdings Ltd	123,500	804,006
		4,495,424
TOTAL HONG KONG		308,239,400
INDIA - 0.3%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Bharti Airtel Ltd	218,742	4,693,674
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Eicher Motors Ltd	25,514	1,767,522
Mahindra & Mahindra Ltd	84,319	3,062,682
		4,830,204
Hotels, Restaurants & Leisure - 0.0%
Eternal Ltd (e)	480,624	1,714,301
Indian Hotels Co Ltd/The	207,522	1,787,745
MakeMyTrip Ltd (e)	27,158	2,681,853
		6,183,899
TOTAL CONSUMER DISCRETIONARY		11,014,103

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Reliance Industries Ltd	253,310	3,905,301
Reliance Industries Ltd GDR (d)	39,200	2,355,920
		6,261,221
Financials - 0.3%
Banks - 0.3%
HDFC Bank Ltd/Gandhinagar	1,791,994	19,362,420
HDFC Bank Ltd/Gandhinagar ADR	169,325	12,049,167
ICICI Bank Ltd	322,079	5,108,754
ICICI Bank Ltd ADR	66,767	2,119,185
		38,639,526
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Apollo Hospitals Enterprise Ltd	12,069	1,043,347
Max Healthcare Institute Ltd	120,888	1,584,496
		2,627,843
Industrials - 0.0%
Aerospace & Defense - 0.0%
Bharat Electronics Ltd	464,182	1,947,141
Hindustan Aeronautics Ltd (c)	38,420	1,891,120
		3,838,261
Passenger Airlines - 0.0%
InterGlobe Aviation Ltd (c)(d)	34,518	2,215,361
TOTAL INDUSTRIALS		6,053,622

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Lodha Developers Ltd (c)(d)	95,203	1,290,151
TOTAL INDIA		70,580,140
INDONESIA - 0.1%
Financials - 0.1%
Banks - 0.1%
Bank Central Asia Tbk PT	33,775,300	16,546,856
IRELAND - 0.7%
Consumer Discretionary - 0.0%
Household Durables - 0.0%
Cairn Homes PLC	121,444	311,544
Financials - 0.5%
Banks - 0.5%
AIB Group PLC	9,395,747	76,285,066
AIB Group PLC (United Kingdom)	16,482	134,108
AIB Group PLC ADR	4,580	74,288
Bank of Ireland Group PLC	2,961,622	43,795,092
		120,288,554
Industrials - 0.2%
Building Products - 0.1%
Kingspan Group PLC	460,422	35,496,883
Trading Companies & Distributors - 0.1%
AerCap Holdings NV	217,163	26,819,631
TOTAL INDUSTRIALS		62,316,514

TOTAL IRELAND		182,916,612
ISRAEL - 0.2%
Consumer Staples - 0.0%
Personal Care Products - 0.0%
Oddity Tech Ltd Class A (b)(e)	76,299	4,593,963
Financials - 0.1%
Banks - 0.1%
Bank Hapoalim BM	216,361	4,232,967
Bank Leumi Le-Israel BM	746,006	14,349,278
Israel Discount Bank Ltd Class A	117,005	1,159,989
Mizrahi Tefahot Bank Ltd	14,778	967,430
		20,709,664
Health Care - 0.0%
Pharmaceuticals - 0.0%
Teva Pharmaceutical Industries Ltd ADR (e)	698,800	12,843,944
Industrials - 0.0%
Aerospace & Defense - 0.0%
Elbit Systems Ltd	1,593	771,706
Elbit Systems Ltd (United States)	1,344	645,402
		1,417,108
Information Technology - 0.1%
IT Services - 0.0%
Wix.com Ltd (e)	34,985	4,935,684
Semiconductors & Semiconductor Equipment - 0.0%
Camtek Ltd/Israel (b)(e)	3,600	297,756
Software - 0.1%
Check Point Software Technologies Ltd (e)	60,600	11,704,284
Nice Ltd (e)	6,003	853,229
Nice Ltd ADR (b)(e)	20,539	2,903,188
		15,460,701
TOTAL INFORMATION TECHNOLOGY		20,694,141

Materials - 0.0%
Chemicals - 0.0%
ICL Group Ltd	46,056	299,432
ICL Group Ltd (United States) (b)	24,330	156,685
		456,117
TOTAL ISRAEL		60,714,937
ITALY - 2.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Infrastrutture Wireless Italiane SpA (c)(d)	39,913	483,752
Telecom Italia SpA/Milano (e)	1,006,610	482,359
Telecom Italia SpA/Milano (e)	595,478	321,574
Telecom Italia SpA/Milano rights 8/12/2025 (e)	595,478	6
Telecom Italia SpA/Milano rights 9/12/2025 (e)	935,318	11
		1,287,702
Consumer Discretionary - 0.2%
Automobile Components - 0.0%
Pirelli & C SpA (c)(d)	1,207,070	8,263,909
Automobiles - 0.2%
Ferrari NV (b)	10,492	5,006,887
Ferrari NV (Italy)	44,283	21,069,778
		26,076,665
Hotels, Restaurants & Leisure - 0.0%
Lottomatica Group Spa	221,061	6,005,139
Textiles, Apparel & Luxury Goods - 0.0%
Brunello Cucinelli SpA	21,350	2,468,263
Moncler SpA	92,275	5,362,002
		7,830,265
TOTAL CONSUMER DISCRETIONARY		48,175,978

Consumer Staples - 0.0%
Beverages - 0.0%
Coca-Cola HBC AG	108,281	5,467,733
Davide Campari-Milano NV	747,157	5,618,708
		11,086,441
Energy - 0.1%
Energy Equipment & Services - 0.0%
Saipem SpA	619,781	1,740,196
Oil, Gas & Consumable Fuels - 0.1%
Eni SpA	652,184	11,658,736
TOTAL ENERGY		13,398,932

Financials - 1.4%
Banks - 1.2%
Banco BPM SpA	120,278	1,649,863
BPER Banca SPA	873,933	9,076,993
FinecoBank Banca Fineco SpA	1,098,988	24,106,989
Intesa Sanpaolo SpA	11,633,806	73,241,232
Mediobanca Banca di Credito Finanziario SpA	372,289	9,015,697
UniCredit SpA	2,098,061	162,273,938
		279,364,712
Capital Markets - 0.0%
Azimut Holding SpA	52,518	1,883,775
Banca Generali SpA	73,686	4,289,574
		6,173,349
Financial Services - 0.0%
Banca Mediolanum SpA	21,549	435,632
Nexi SpA (c)(d)	45,694	289,845
		725,477
Insurance - 0.2%
Generali	1,265,886	49,404,827
Poste Italiane Spa (c)(d)	489,400	11,456,707
Unipol Assicurazioni SpA	33,883	707,569
		61,569,103
TOTAL FINANCIALS		347,832,641

Health Care - 0.1%
Health Care Equipment & Supplies - 0.0%
GVS SpA (b)(c)(d)(e)	37,800	199,663
Pharmaceuticals - 0.1%
Recordati Industria Chimica e Farmaceutica SpA	400,340	24,705,873
TOTAL HEALTH CARE		24,905,536

Industrials - 0.4%
Aerospace & Defense - 0.0%
Leonardo SpA	100,033	5,682,718
Electrical Equipment - 0.2%
Eurogroup Laminations SpA (b)	237,029	992,735
Prysmian SpA	556,485	48,645,096
		49,637,831
Machinery - 0.0%
Danieli & C Officine Meccaniche SpA	4,489	210,067
Interpump Group SpA	37,000	1,757,424
		1,967,491
Passenger Airlines - 0.2%
Ryanair Holdings PLC	288,484	8,550,041
Ryanair Holdings PLC ADR	477,514	30,307,814
Wizz Air Holdings Plc (c)(d)(e)	137,701	2,527,464
		41,385,319
TOTAL INDUSTRIALS		98,673,359

Utilities - 0.1%
Electric Utilities - 0.1%
Enel SpA	2,400,391	22,151,169
Gas Utilities - 0.0%
Italgas SpA	306,383	2,754,592
TOTAL UTILITIES		24,905,761

TOTAL ITALY		570,266,350
JAPAN - 11.4%
Communication Services - 1.0%
Diversified Telecommunication Services - 0.1%
Internet Initiative Japan Inc	57,200	1,076,329
NTT Inc (b)	33,940,300	35,897,818
		36,974,147
Entertainment - 0.6%
Bank of Innovation Inc (e)	2,300	167,388
Capcom Co Ltd	1,039,500	28,050,866
Konami Group Corp	62,600	9,442,484
MIXI Inc	46,300	1,026,069
Nexon Co Ltd	40,400	914,220
Nintendo Co Ltd	1,070,510	95,477,708
Square Enix Holdings Co Ltd	12,000	824,245
Toho Co Ltd/Tokyo (b)	70,800	4,494,225
		140,397,205
Interactive Media & Services - 0.1%
LY Corp	5,612,830	17,770,107
Media - 0.0%
Dentsu Group Inc	14,100	278,418
TBS Holdings Inc	10,700	390,663
TV Asahi Holdings Corp	59,500	1,249,295
Zenrin Co Ltd	133,200	946,706
		2,865,082
Wireless Telecommunication Services - 0.2%
KDDI Corp	1,826,300	31,564,521
SoftBank Corp	24,100	37,279
SoftBank Group Corp	251,041	26,957,812
		58,559,612
TOTAL COMMUNICATION SERVICES		256,566,153

Consumer Discretionary - 1.7%
Automobile Components - 0.2%
Aisin Corp	62,300	1,025,239
Asti Corp	12,000	165,104
Bridgestone Corp	175,200	7,914,737
Denso Corp	899,300	12,886,567
FCC Co Ltd	14,400	306,037
JTEKT Corp	72,300	706,307
Koito Manufacturing Co Ltd	199,200	2,833,254
Sumitomo Electric Industries Ltd	748,820	20,973,670
Sumitomo Rubber Industries Ltd	144,200	1,684,759
Toyoda Gosei Co Ltd	8,100	196,091
TPR Co Ltd	19,100	305,346
		48,997,111
Automobiles - 0.5%
Honda Motor Co Ltd	1,211,994	13,434,920
Isuzu Motors Ltd	1,159,875	15,192,766
Mazda Motor Corp	52,700	351,607
Subaru Corp	208,800	4,095,895
Suzuki Motor Corp	1,592,700	21,075,816
Toyota Motor Corp	2,773,660	53,704,815
		107,855,819
Broadline Retail - 0.2%
Isetan Mitsukoshi Holdings Ltd (b)	425,500	7,078,511
Pan Pacific International Holdings Corp	917,880	33,107,361
Rakuten Group Inc (e)	1,724,200	10,613,240
		50,799,112
Diversified Consumer Services - 0.0%
Global Kids Co Corp	15,500	81,906
Hotels, Restaurants & Leisure - 0.0%
Oriental Land Co Ltd/Japan	104,000	2,476,070
Zensho Holdings Co Ltd	9,200	580,387
		3,056,457
Household Durables - 0.7%
Panasonic Holdings Corp	3,041,110	30,782,987
Sharp Corp/Japan (e)	103,200	618,331
Sony Group Corp	4,329,087	118,318,890
Sumitomo Forestry Co Ltd	197,200	2,236,502
		151,956,710
Leisure Products - 0.0%
Bandai Namco Holdings Inc	72,400	2,489,265
GLOBERIDE Inc	81,800	1,314,391
Shimano Inc	6,900	765,160
Yamaha Corp	186,500	1,227,120
Yonex Co Ltd	44,600	1,260,756
		7,056,692
Specialty Retail - 0.1%
ABC-Mart Inc (b)	57,300	1,138,250
Aoyama Trading Co Ltd	8,700	144,416
Fast Retailing Co Ltd	82,820	25,887,807
Haruyama Holdings Inc (b)	49,500	287,643
Kojima Co Ltd (b)	180,600	1,371,650
Nitori Holdings Co Ltd	6,800	627,532
Sanrio Co Ltd	16,900	874,427
Shimamura Co Ltd (b)	13,000	959,661
United Arrows Ltd	40,000	564,995
ZOZO Inc	468,400	4,352,479
		36,208,860
Textiles, Apparel & Luxury Goods - 0.0%
Asics Corp	449,500	12,083,276
TOTAL CONSUMER DISCRETIONARY		418,095,943

Consumer Staples - 0.7%
Beverages - 0.1%
Asahi Group Holdings Ltd	998,870	12,552,533
Kirin Holdings Co Ltd	652,100	9,466,259
Suntory Beverage & Food Ltd	109,900	3,402,128
		25,420,920
Consumer Staples Distribution & Retail - 0.2%
Aeon Co Ltd (b)	201,300	2,441,981
Kobe Bussan Co Ltd	93,200	2,621,331
Kusuri no Aoki Holdings Co Ltd	21,000	557,322
MatsukiyoCocokara & Co	109,000	2,251,518
Okuwa Co Ltd	23,400	149,876
Seven & i Holdings Co Ltd (b)	1,900,600	24,599,619
Sugi Holdings Co Ltd (b)	249,000	6,293,754
Sundrug Co Ltd	37,400	1,175,687
Tsuruha Holdings Inc	24,000	370,270
United Super Markets Holdings Inc	50,800	331,674
Welcia Holdings Co Ltd	79,300	1,395,855
Yaoko Co Ltd	8,600	535,451
		42,724,338
Food Products - 0.3%
Ajinomoto Co Inc	1,931,610	52,383,703
Ezaki Glico Co Ltd	142,800	4,762,924
House Foods Group Inc	12,900	248,292
Kikkoman Corp	82,600	708,925
Maruha Nichiro Corp	14,400	321,713
Megmilk Snow Brand Co Ltd	17,000	327,646
MEIJI Holdings Co Ltd	22,400	465,910
NH Foods Ltd	9,700	366,519
Nippn Corp	5,000	77,184
Nisshin Seifun Group Inc	159,900	1,944,262
Nissin Foods Holdings Co Ltd (b)	16,900	318,247
Toyo Suisan Kaisha Ltd	234,500	16,130,229
Yakult Honsha Co Ltd	29,900	488,449
		78,544,003
Household Products - 0.0%
Lion Corp	103,100	1,100,916
Unicharm Corp	111,700	745,404
		1,846,320
Personal Care Products - 0.1%
Kao Corp	275,300	12,508,542
Kose Corp	26,300	1,013,517
Rohto Pharmaceutical Co Ltd	551,300	9,389,031
Shiseido Co Ltd	38,300	621,580
		23,532,670
TOTAL CONSUMER STAPLES		172,068,251

Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
ENEOS Holdings Inc	440,100	2,606,006
Idemitsu Kosan Co Ltd	80,500	534,058
Inpex Corp	2,150,660	36,544,383
Japan Petroleum Exploration Co Ltd	66,600	546,320
San-Ai Obbli Co Ltd	55,400	781,854
		41,012,621
Financials - 2.1%
Banks - 1.1%
Chiba Bank Ltd/The	2,858,030	29,237,609
Concordia Financial Group Ltd	709,900	5,356,454
Japan Post Bank Co Ltd	699,000	8,786,528
Mitsubishi UFJ Financial Group Inc	3,475,810	52,898,553
Mizuho Financial Group Inc	1,238,289	40,737,109
Rakuten Bank Ltd (e)	40,600	2,282,653
Resona Holdings Inc	3,839,700	38,510,054
Sumitomo Mitsui Financial Group Inc	3,426,020	93,309,696
Sumitomo Mitsui Trust Group Inc	294,300	8,375,484
		279,494,140
Capital Markets - 0.1%
Daiwa Securities Group Inc (b)	181,300	1,405,504
Japan Exchange Group Inc	344,700	3,602,849
Nomura Holdings Inc	560,600	3,988,820
SBI Holdings Inc	475,700	22,351,148
		31,348,321
Financial Services - 0.2%
eGuarantee Inc	153,200	1,538,443
GMO Payment Gateway Inc (b)	87,409	5,004,056
Mitsubishi HC Capital Inc	80,700	662,001
ORIX Corp	1,967,360	50,812,979
ORIX Corp ADR	13,803	357,774
		58,375,253
Insurance - 0.7%
Dai-ichi Life Holdings Inc	756,100	6,204,233
Japan Post Holdings Co Ltd	1,487,500	15,179,059
Japan Post Insurance Co Ltd	40,900	1,145,157
Ms&Ad Insurance Group Holdings Inc	537,006	12,491,761
Sompo Holdings Inc	1,128,620	36,070,095
T&D Holdings Inc	343,000	8,880,212
Tokio Marine Holdings Inc	2,134,860	91,559,770
		171,530,287
TOTAL FINANCIALS		540,748,001

Health Care - 0.8%
Health Care Equipment & Supplies - 0.3%
Hoya Corp	290,900	37,562,954
Olympus Corp	1,635,900	18,961,786
Sysmex Corp	169,700	2,131,080
Terumo Corp	708,800	12,709,385
		71,365,205
Health Care Providers & Services - 0.0%
Suzuken Co Ltd/Aichi Japan	56,400	2,230,593
Health Care Technology - 0.0%
M3 Inc (b)	666,500	9,774,562
Pharmaceuticals - 0.5%
Astellas Pharma Inc	173,000	1,899,138
Chugai Pharmaceutical Co Ltd	422,400	18,666,425
Daiichi Sankyo Co Ltd	2,016,448	48,216,642
Eisai Co Ltd	24,500	749,030
Kyowa Kirin Co Ltd	181,900	3,141,481
Otsuka Holdings Co Ltd	338,500	17,761,941
Shionogi & Co Ltd	247,900	4,288,106
Takeda Pharmaceutical Co Ltd	438,400	13,197,050
Takeda Pharmaceutical Co Ltd ADR	65,699	984,828
		108,904,641
TOTAL HEALTH CARE		192,275,001

Industrials - 2.8%
Air Freight & Logistics - 0.0%
NIPPON EXPRESS HOLDINGS INC	32,000	700,064
Building Products - 0.1%
Agc Inc	17,600	551,887
Daikin Industries Ltd	166,600	20,814,075
Sanwa Holdings Corp	71,200	2,292,338
Sekisui Jushi Corp	68,800	1,016,921
TOTO Ltd (b)	54,900	1,417,670
		26,092,891
Commercial Services & Supplies - 0.0%
Dai Nippon Printing Co Ltd	16,100	269,669
Japan Elevator Service Holdings Co Ltd	53,200	1,393,457
Park24 Co Ltd	9,600	131,682
		1,794,808
Construction & Engineering - 0.1%
Kajima Corp	127,900	3,803,288
Shimizu Corp	323,600	4,347,339
Taisei Corp (b)	246,700	16,701,552
		24,852,179
Electrical Equipment - 0.3%
Fuji Electric Co Ltd	226,720	14,276,900
Fujikura Ltd	23,900	2,027,650
Hirakawa Hewtech Corp	172,675	2,346,176
Mitsubishi Electric Corp	2,392,911	57,126,029
NIDEC CORP	295,430	6,376,049
		82,152,804
Ground Transportation - 0.1%
Central Japan Railway Co	269,400	7,165,540
East Japan Railway Co	291,400	7,149,635
Hankyu Hanshin Holdings Inc	29,400	870,443
Tokyo Metro Co Ltd	25,500	296,020
Tokyu Corp	87,000	1,098,101
		16,579,739
Industrial Conglomerates - 0.7%
Hikari Tsushin Inc	20,470	5,450,887
Hitachi Ltd	6,104,277	164,470,160
Sekisui Chemical Co Ltd	81,900	1,554,323
		171,475,370
Machinery - 0.9%
Amada Co Ltd	6,200	78,784
Daido Kogyo Co Ltd	116,400	1,066,978
Daifuku Co Ltd	96,800	3,046,712
Ebara Corp	595,190	12,238,485
FANUC Corp	2,016,368	56,054,000
Hoshizaki Corp	224,700	8,639,006
IHI Corp	21,200	2,203,149
Kawasaki Heavy Industries Ltd	71,790	4,342,522
Komatsu Ltd	353,800	11,977,670
Kubota Corp	297,300	3,437,399
Kurita Water Industries Ltd	27,900	944,131
Makita Corp	22,800	769,760
MINEBEA MITSUMI Inc	82,300	1,402,494
MISUMI Group Inc	439,562	6,666,598
Mitsubishi Heavy Industries Ltd	1,759,152	44,387,300
NSK Ltd	104,900	550,492
OSG Corp	19,900	272,239
Rheon Automatic Machinery Co Ltd	224,200	2,119,578
SMC Corp	115,800	35,441,620
Sumitomo Heavy Industries Ltd	461,140	10,192,053
Toyota Industries Corp (b)	143,400	15,795,872
		221,626,842
Passenger Airlines - 0.0%
ANA Holdings Inc	15,300	308,466
Japan Airlines Co Ltd	13,300	282,831
		591,297
Professional Services - 0.2%
BayCurrent Inc (b)	155,500	8,822,752
Densan Co Ltd	79,800	1,487,276
Recruit Holdings Co Ltd	509,838	29,174,627
TechnoPro Holdings Inc	202,900	6,624,370
		46,109,025
Trading Companies & Distributors - 0.4%
ITOCHU Corp	616,250	34,811,200
Marubeni Corp	825,847	18,742,778
Mitsubishi Corp	368,300	8,315,062
Mitsui & Co Ltd	880,900	20,279,537
MonotaRO Co Ltd	138,100	2,379,545
Ochi Holdings Co Ltd (b)	4,900	47,047
Sumitomo Corp	609,900	17,080,495
Toyota Tsusho Corp	251,100	6,683,126
		108,338,790
TOTAL INDUSTRIALS		700,313,809

Information Technology - 1.6%
Electronic Equipment, Instruments & Components - 0.3%
Alps Alpine Co Ltd	49,600	605,171
Hamamatsu Photonics KK	220,600	2,315,288
Hirose Electric Co Ltd	54,790	7,094,085
Ibiden Co Ltd	188,880	9,070,862
Keyence Corp	46,800	17,842,188
Kyocera Corp	899,800	11,967,063
Murata Manufacturing Co Ltd	1,655,300	26,722,438
Shimadzu Corp (b)	419,200	10,264,915
Yokogawa Electric Corp	22,000	642,191
		86,524,201
IT Services - 0.4%
BIPROGY Inc	22,000	947,382
Fujitsu Ltd	1,193,100	28,711,010
NEC Corp	560,410	17,064,882
Nomura Research Institute Ltd	518,500	20,353,336
Obic Co Ltd	122,200	4,320,891
Otsuka Corp	84,600	1,737,468
SCSK Corp	425,500	13,553,947
Suzuyo Shinwart Corp	14,700	299,959
TIS Inc	281,270	9,364,202
		96,353,077
Semiconductors & Semiconductor Equipment - 0.6%
Advantest Corp	388,662	29,720,788
Disco Corp	25,900	7,086,385
Lasertec Corp	26,600	2,761,620
Renesas Electronics Corp	5,295,740	61,815,352
Tokyo Electron Ltd	332,446	45,274,556
Tokyo Electron Ltd ADR	1,201	81,920
Torex Semiconductor Ltd (b)	77,800	915,283
		147,655,904
Software - 0.0%
Cybozu Inc	14,300	369,582
Rakus Co Ltd	78,000	1,384,345
Sansan Inc (e)	193,194	2,502,333
Trend Micro Inc/Japan	13,600	720,786
		4,977,046
Technology Hardware, Storage & Peripherals - 0.3%
Brother Industries Ltd	177,800	2,996,073
Canon Inc	528,060	15,453,697
FUJIFILM Holdings Corp	1,615,370	38,269,359
Ricoh Co Ltd	48,900	432,228
Seiko Epson Corp	481,100	6,117,890
Wacom Co Ltd	39,600	194,044
		63,463,291
TOTAL INFORMATION TECHNOLOGY		398,973,519

Materials - 0.2%
Chemicals - 0.2%
Asahi Kasei Corp	502,700	4,102,324
Ishihara Chemical Co Ltd	48,300	626,597
Kuraray Co Ltd	332,420	3,960,692
Mitsubishi Chemical Group Corp	538,145	3,057,908
Nippon Sanso Holdings Corp	59,200	2,145,870
Nitto Denko Corp	408,000	9,183,520
Shin-Etsu Chemical Co Ltd	977,600	29,775,166
Toray Industries Inc	889,100	5,939,567
		58,791,644
Metals & Mining - 0.0%
Sumitomo Metal Mining Co Ltd	73,500	1,988,901
TOTAL MATERIALS		60,780,545

Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Hulic Co Ltd	705,400	7,566,506
Mitsubishi Estate Co Ltd	458,150	9,759,757
Mitsui Fudosan Co Ltd	3,076,200	32,522,306
		49,848,569
Utilities - 0.1%
Electric Utilities - 0.0%
Chubu Electric Power Co Inc	66,200	911,557
Kansai Electric Power Co Inc/The	88,100	1,222,358
Okinawa Electric Power Co Inc/The	21,500	144,397
Tokyo Electric Power Co Holdings Inc (e)	434,600	2,202,695
		4,481,007
Gas Utilities - 0.1%
Osaka Gas Co Ltd	609,700	17,351,516
Tokyo Gas Co Ltd	32,400	1,237,841
		18,589,357
Independent Power and Renewable Electricity Producers - 0.0%
EF-ON INC	179,500	534,858
Electric Power Development Co Ltd	266,700	5,084,650
		5,619,508
TOTAL UTILITIES		28,689,872

TOTAL JAPAN		2,859,372,284
KOREA (SOUTH) - 0.6%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
KT Corp	172,306	6,711,409
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
HD Hyundai Co Ltd	20,675	2,038,746
Financials - 0.1%
Banks - 0.0%
Shinhan Financial Group Co Ltd	252,003	11,825,045
Insurance - 0.1%
Samsung Fire & Marine Insurance Co Ltd	57,091	18,195,902
TOTAL FINANCIALS		30,020,947

Industrials - 0.0%
Industrial Conglomerates - 0.0%
SK Square Co Ltd (e)	30,334	3,221,671
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.0%
SK Hynix Inc	42,930	8,191,259
Technology Hardware, Storage & Peripherals - 0.5%
Samsung Electronics Co Ltd	2,085,046	104,314,790
TOTAL INFORMATION TECHNOLOGY		112,506,049

Utilities - 0.0%
Electric Utilities - 0.0%
Korea Electric Power Corp	47,261	1,240,930
TOTAL KOREA (SOUTH)		155,739,752
LUXEMBOURG - 0.2%
Financials - 0.0%
Capital Markets - 0.0%
CVC Capital Partners PLC (c)(d)	363,691	7,339,566
Health Care - 0.1%
Life Sciences Tools & Services - 0.1%
Eurofins Scientific SE	191,403	14,514,648
Materials - 0.1%
Metals & Mining - 0.1%
ArcelorMittal SA	840,484	27,984,213
TOTAL LUXEMBOURG		49,838,427
MACAU - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Galaxy Entertainment Group Ltd	2,211,000	11,628,632
Galaxy Entertainment Group Ltd ADR	3,612	95,501
Sands China Ltd	7,471,600	19,494,881

TOTAL MACAU		31,219,014
MEXICO - 0.0%
Consumer Staples - 0.0%
Beverages - 0.0%
Arca Continental SAB de CV	87,500	892,510
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Grupo Aeroportuario del Centro Norte SAB de CV Series B	79,700	1,019,325
Grupo Aeroportuario del Sureste SAB de CV Class B ADR	4,109	1,338,342
		2,357,667
TOTAL MEXICO		3,250,177
NETHERLANDS - 2.4%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Koninklijke KPN NV	4,348,059	20,749,630
Entertainment - 0.0%
Universal Music Group NV	162,403	4,591,020
Media - 0.0%
Havas NV	320,200	561,903
TOTAL COMMUNICATION SERVICES		25,902,553

Consumer Staples - 0.2%
Beverages - 0.2%
Heineken Holding NV Class A	124,611	8,827,125
Heineken NV	521,627	42,309,153
		51,136,278
Consumer Staples Distribution & Retail - 0.0%
Koninklijke Ahold Delhaize NV	89,672	3,593,074
Food Products - 0.0%
JDE Peet's NV	4,620	168,850
TOTAL CONSUMER STAPLES		54,898,202

Financials - 0.7%
Banks - 0.4%
ABN AMRO Bank NV depository receipt (c)(d)	601,245	17,338,725
ABN AMRO Bank NV rights (e)(g)	601,245	379,834
ING Groep NV	3,221,986	76,924,865
ING Groep NV ADR	166,522	3,968,219
		98,611,643
Capital Markets - 0.2%
Euronext NV (d)	237,513	39,206,957
Financial Services - 0.1%
Adyen NV (c)(d)(e)	11,400	19,142,550
Adyen NV ADR (b)(e)	13,790	231,396
EXOR NV	44,245	4,433,434
		23,807,380
Insurance - 0.0%
Aegon Ltd	128,566	1,010,313
ASR Nederland NV (b)	120,594	8,363,396
NN Group NV	107,127	7,371,786
		16,745,495
TOTAL FINANCIALS		178,371,475

Health Care - 0.4%
Biotechnology - 0.2%
Argenx SE (e)	67,888	48,336,607
Argenx SE ADR (e)	12,804	9,119,009
		57,455,616
Health Care Equipment & Supplies - 0.2%
Koninklijke Philips NV	1,473,353	40,692,550
TOTAL HEALTH CARE		98,148,166

Industrials - 0.1%
Professional Services - 0.1%
Wolters Kluwer NV	168,396	21,197,897
Wolters Kluwer NV ADR	996	125,277
Wolters Kluwer NV rights (e)(g)	172,996	188,221
		21,511,395
Trading Companies & Distributors - 0.0%
IMCD NV	81,936	9,200,348
TOTAL INDUSTRIALS		30,711,743

Information Technology - 0.7%
Semiconductors & Semiconductor Equipment - 0.7%
ASM International NV	27,650	13,285,215
ASML Holding NV	197,444	146,620,465
BE Semiconductor Industries NV	98,595	13,276,358
NXP Semiconductors NV	34,676	8,143,658
		181,325,696
Software - 0.0%
Topicus.com Inc (e)	8,700	1,080,223
TOTAL INFORMATION TECHNOLOGY		182,405,919

Materials - 0.2%
Chemicals - 0.2%
Akzo Nobel NV	638,650	44,082,242
TOTAL NETHERLANDS		614,520,300
NEW ZEALAND - 0.0%
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Fisher & Paykel Healthcare Corp Ltd (Australia)	33,103	709,120
Information Technology - 0.0%
Software - 0.0%
Xero Ltd (e)	26,846	2,862,669
TOTAL NEW ZEALAND		3,571,789
NORWAY - 0.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telenor ASA	238,508	3,976,656
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Aker BP ASA	825,803	20,858,362
Equinor ASA	968,150	23,892,817
Equinor ASA ADR	44,438	1,093,619
		45,844,798
Financials - 0.1%
Banks - 0.1%
DNB Bank ASA	1,150,104	30,285,315
Insurance - 0.0%
Gjensidige Forsikring ASA	40,045	1,112,256
Storebrand ASA A Shares	312,188	4,801,387
		5,913,643
TOTAL FINANCIALS		36,198,958

Industrials - 0.0%
Aerospace & Defense - 0.0%
Kongsberg Gruppen ASA	41,505	1,238,897
TOTAL NORWAY		87,259,309
PERU - 0.0%
Financials - 0.0%
Banks - 0.0%
Credicorp Ltd	7,383	1,898,908
POLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
LPP SA	189	894,763
PORTUGAL - 0.2%
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Jeronimo Martins SGPS SA	964,969	23,865,310
Sonae SGPS SA	21,850	32,669
		23,897,979
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Galp Energia SGPS SA	699,178	13,578,275
Financials - 0.0%
Banks - 0.0%
Banco Comercial Portugues SA	726,365	615,236
TOTAL PORTUGAL		38,091,490
RUSSIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Gazprom PJSC (e)(f)	3,670,010	1
Gazprom PJSC ADR (e)(f)	33,845	0
LUKOIL PJSC (e)(f)	35,755	0
Rosneft Oil Co PJSC (e)(f)	420,640	0
		1
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC (e)(f)	1,813,540	0
Materials - 0.0%
Chemicals - 0.0%
Phosagro Pjsc (e)(f)	3,751	0
TOTAL RUSSIA		1
SINGAPORE - 0.8%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.1%
Singapore Telecommunications Ltd	9,805,470	32,954,042
Entertainment - 0.3%
Sea Ltd Class A ADR (e)	300,181	55,995,764
TOTAL COMMUNICATION SERVICES		88,949,806

Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Genting Singapore Ltd	507,300	284,574
Financials - 0.4%
Banks - 0.4%
DBS Group Holdings Ltd	1,145,490	45,089,790
Oversea-Chinese Banking Corp Ltd	146,400	1,908,979
United Overseas Bank Ltd	2,099,954	57,510,725
		104,509,494
Capital Markets - 0.0%
Singapore Exchange Ltd	296,300	3,825,146
TOTAL FINANCIALS		108,334,640

Industrials - 0.0%
Aerospace & Defense - 0.0%
Singapore Technologies Engineering Ltd	148,800	890,508
Ground Transportation - 0.0%
Grab Holdings Ltd Class A (e)	1,748,566	8,725,345
Industrial Conglomerates - 0.0%
Keppel Ltd	139,900	953,421
Passenger Airlines - 0.0%
Singapore Airlines Ltd	164,600	843,951
TOTAL INDUSTRIALS		11,413,225

Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
STMicroelectronics NV	47,529	1,292,797
STMicroelectronics NV (Italy)	34,920	949,626
STMicroelectronics NV depository receipt	34,615	934,259
		3,176,682
TOTAL SINGAPORE		212,158,927
SOUTH AFRICA - 0.1%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
MTN Group Ltd	250,992	2,131,440
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Bid Corp Ltd	97,257	2,543,127
Clicks Group Ltd	49,412	1,045,159
		3,588,286
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Thungela Resources Ltd (United Kingdom)	20,300	107,143
Financials - 0.0%
Banks - 0.0%
Capitec Bank Holdings Ltd	8,416	1,702,604
Financial Services - 0.0%
FirstRand Ltd	613,844	2,589,350
TOTAL FINANCIALS		4,291,954

Materials - 0.1%
Metals & Mining - 0.1%
Anglo American PLC	575,154	17,711,843
Gold Fields Ltd	84,128	2,800,407
Valterra Platinum Ltd (United Kingdom)	15,200	690,289
		21,202,539
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Scatec ASA (c)(d)(e)	4,483	47,139
TOTAL SOUTH AFRICA		31,368,501
SPAIN - 1.6%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Cellnex Telecom SA (c)(d)	208,029	7,396,109
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Amadeus IT Group SA Class A	420,949	35,260,726
Specialty Retail - 0.0%
Industria de Diseno Textil SA	202,834	10,032,043
TOTAL CONSUMER DISCRETIONARY		45,292,769

Consumer Staples - 0.0%
Personal Care Products - 0.0%
Puig Brands SA Class B	167,750	3,159,637
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Repsol SA	316,905	5,196,007
Financials - 1.1%
Banks - 1.1%
Banco Bilbao Vizcaya Argentaria SA	1,378,794	24,986,162
Banco Bilbao Vizcaya Argentaria SA ADR	52,074	944,101
Banco de Sabadell SA	526,284	1,997,945
Banco Santander SA	13,397,952	127,951,034
Banco Santander SA (United Kingdom)	16,163	153,358
Banco Santander SA ADR (b)	146,996	1,400,872
Bankinter SA	1,540,517	22,969,687
CaixaBank SA	9,183,261	91,695,118
		272,098,277
Insurance - 0.0%
Mapfre SA	1,272,068	5,571,792
TOTAL FINANCIALS		277,670,069

Health Care - 0.0%
Biotechnology - 0.0%
Grifols SA Class A	23,318	329,266
Industrials - 0.0%
Construction & Engineering - 0.0%
ACS Actividades de Construccion y Servicios SA	17,499	1,321,473
Transportation Infrastructure - 0.0%
Aena SME SA (c)(d)	249,030	7,218,017
TOTAL INDUSTRIALS		8,539,490

Utilities - 0.3%
Electric Utilities - 0.3%
Iberdrola SA	3,463,873	65,297,173
TOTAL SPAIN		412,880,520
SWEDEN - 1.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telia Co AB	209,762	783,086
Telia Co AB (Finland)	33,874	126,298
		909,384
Interactive Media & Services - 0.0%
Hemnet Group AB	52,920	1,375,490
Wireless Telecommunication Services - 0.0%
Tele2 AB B Shares	53,885	948,517
TOTAL COMMUNICATION SERVICES		3,233,391

Consumer Discretionary - 0.1%
Automobile Components - 0.0%
Autoliv Inc depository receipt	61,731	7,631,177
Hotels, Restaurants & Leisure - 0.0%
Evolution AB (d)	14,840	1,285,731
Evolution AB ADR	3,904	338,008
		1,623,739
Household Durables - 0.1%
Electrolux AB B Shares (e)	1,550,529	9,187,349
Specialty Retail - 0.0%
H & M Hennes & Mauritz AB B Shares (b)	241,319	3,546,362
TOTAL CONSUMER DISCRETIONARY		21,988,627

Consumer Staples - 0.0%
Household Products - 0.0%
Essity AB B Shares	436,500	11,788,198
Financials - 0.3%
Banks - 0.1%
Skandinaviska Enskilda Banken AB A Shares	1,241,681	22,952,305
Svenska Handelsbanken AB A Shares	137,718	1,772,140
Swedbank AB A1 Shares	131,354	3,694,483
		28,418,928
Financial Services - 0.2%
Industrivarden AB A Shares	11,339	450,948
Industrivarden AB C Shares	57,934	2,304,016
Investor AB A Shares	23,603	726,956
Investor AB B Shares	941,355	28,978,158
L E Lundbergforetagen AB B Shares	15,348	776,441
		33,236,519
TOTAL FINANCIALS		61,655,447

Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
AddLife AB B Shares	198,700	3,715,981
Industrials - 0.6%
Building Products - 0.1%
Assa Abloy AB B Shares	913,275	32,270,328
Construction & Engineering - 0.0%
Sweco AB B Shares	48,606	819,644
Industrial Conglomerates - 0.0%
Lifco AB B Shares	22,003	781,130
Machinery - 0.5%
Alfa Laval AB	26,231	1,193,137
Atlas Copco AB A Shares	2,648,612	42,285,033
Atlas Copco AB B Shares	137,974	1,960,019
Epiroc AB A Shares	239,221	4,994,460
Indutrade AB	530,548	13,195,731
Sandvik AB	811,341	20,496,765
Trelleborg AB B Shares	5,788	223,827
Volvo AB B Shares	458,975	14,121,750
		98,470,722
Trading Companies & Distributors - 0.0%
Beijer Ref AB B Shares	216,357	3,678,149
TOTAL INDUSTRIALS		136,019,973

Information Technology - 0.1%
Communications Equipment - 0.1%
Telefonaktiebolaget LM Ericsson B Shares	1,004,087	7,949,163
Telefonaktiebolaget LM Ericsson Class B ADR (b)	1,422,080	11,191,770
		19,140,933
Electronic Equipment, Instruments & Components - 0.0%
Hexagon AB B Shares	1,153,286	12,851,904
TOTAL INFORMATION TECHNOLOGY		31,992,837

Materials - 0.0%
Metals & Mining - 0.0%
Boliden AB (e)	179,500	6,178,995
Paper & Forest Products - 0.0%
Svenska Cellulosa AB SCA B Shares	443,093	6,025,260
TOTAL MATERIALS		12,204,255

TOTAL SWEDEN		282,598,709
SWITZERLAND - 2.0%
Consumer Discretionary - 0.3%
Automobile Components - 0.0%
Garrett Motion Inc	130,405	1,693,961
Textiles, Apparel & Luxury Goods - 0.3%
Cie Financiere Richemont SA Series A	410,280	71,832,955
Swatch Group AG/The	80,248	14,510,060
Swatch Group AG/The	4,422	163,141
		86,506,156
TOTAL CONSUMER DISCRETIONARY		88,200,117

Consumer Staples - 0.0%
Food Products - 0.0%
Chocoladefabriken Lindt & Spruengli AG	299	4,555,158
Financials - 1.0%
Banks - 0.0%
Banque Cantonale Vaudoise	2,266	263,373
Capital Markets - 0.7%
Julius Baer Group Ltd	346,782	25,039,675
Partners Group Holding AG	8,010	10,986,659
UBS Group AG	2,564,907	103,795,149
UBS Group AG (United States) (b)	297,190	12,042,139
		151,863,622
Insurance - 0.3%
Baloise Holding AG	10,794	2,797,820
Swiss Life Holding AG	4,690	5,064,250
Zurich Insurance Group AG	104,924	76,673,796
		84,535,866
TOTAL FINANCIALS		236,662,861

Health Care - 0.3%
Health Care Equipment & Supplies - 0.0%
Sonova Holding AG	17,048	4,962,169
Straumann Holding AG	693	81,205
		5,043,374
Health Care Providers & Services - 0.0%
Galenica AG (c)(d)	17,855	1,912,358
Life Sciences Tools & Services - 0.1%
Lonza Group AG	30,152	21,366,224
Siegfried Holding AG	13,541	1,418,154
Tecan Group AG	10,473	2,160,960
		24,945,338
Pharmaceuticals - 0.2%
Galderma Group AG	58,724	10,245,417
Sandoz Group AG	453,156	28,407,555
		38,652,972
TOTAL HEALTH CARE		70,554,042

Industrials - 0.2%
Electrical Equipment - 0.1%
ABB Ltd	341,491	22,917,845
ABB Ltd (Sweden)	57,229	3,848,120
ABB Ltd ADR	10,960	735,416
		27,501,381
Machinery - 0.1%
Schindler Holding AG	55,786	20,720,614
Schindler Holding AG	1,060	378,879
VAT Group AG (c)(d)	4,451	1,454,091
		22,553,584
Professional Services - 0.0%
Adecco Group AG	3,004	96,110
SGS SA	23,748	2,420,655
		2,516,765
TOTAL INDUSTRIALS		52,571,730

Information Technology - 0.1%
Software - 0.0%
Temenos AG	19,816	1,760,817
Technology Hardware, Storage & Peripherals - 0.1%
Logitech International SA	117,270	12,108,789
Logitech International SA (United States) (b)	33,452	3,463,620
		15,572,409
TOTAL INFORMATION TECHNOLOGY		17,333,226

Materials - 0.1%
Chemicals - 0.1%
DSM-Firmenich AG	135,400	13,248,339
Givaudan SA	416	1,752,071
Sika AG	44,714	10,376,179
		25,376,589
TOTAL SWITZERLAND		495,253,723
TAIWAN - 0.6%
Information Technology - 0.6%
Communications Equipment - 0.0%
Accton Technology Corp	121,000	3,983,609
Electronic Equipment, Instruments & Components - 0.0%
Delta Electronics Inc	172,000	3,962,496
Hon Hai Precision Industry Co Ltd	887,000	5,855,931
		9,818,427
Semiconductors & Semiconductor Equipment - 0.6%
eMemory Technology Inc	14,000	938,390
MediaTek Inc	73,000	3,243,831
Taiwan Semiconductor Manufacturing Co Ltd	1,262,054	47,265,704
Taiwan Semiconductor Manufacturing Co Ltd ADR	332,758	76,823,840
		128,271,765
TOTAL TAIWAN		142,073,801
THAILAND - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Advanced Info Service PCL	442,700	4,038,096
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Fabrinet (b)(e)	5,719	1,894,647
TOTAL THAILAND		5,932,743
UNITED ARAB EMIRATES - 0.0%
Financials - 0.0%
Banks - 0.0%
Emirates NBD Bank PJSC	229,317	1,576,459
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Aldar Properties PJSC	415,565	1,088,426
Emaar Development PJSC	300,000	1,204,754
Emaar Properties PJSC	602,096	2,360,550
		4,653,730
TOTAL UNITED ARAB EMIRATES		6,230,189
UNITED KINGDOM - 8.8%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.1%
BT Group PLC	9,782,119	28,624,574
Interactive Media & Services - 0.0%
Auto Trader Group PLC (c)(d)	117,838	1,279,255
Media - 0.0%
Informa PLC	577,775	6,797,134
WPP PLC	31,370	166,343
		6,963,477
Wireless Telecommunication Services - 0.1%
Vodafone Group PLC	4,799,365	5,746,878
Vodafone Group PLC ADR	1,493,218	17,858,887
		23,605,765
TOTAL COMMUNICATION SERVICES		60,473,071

Consumer Discretionary - 0.9%
Automobile Components - 0.0%
Dowlais Group PLC	1,489,383	1,567,159
Broadline Retail - 0.1%
B&M European Value Retail SA	187,800	610,970
Next PLC	153,811	24,853,363
		25,464,333
Distributors - 0.1%
Inchcape PLC	1,560,516	14,078,866
Diversified Consumer Services - 0.0%
Pearson PLC	511,700	7,441,046
Hotels, Restaurants & Leisure - 0.5%
Compass Group PLC	1,898,920	64,539,986
Flutter Entertainment PLC (e)	13,912	4,273,349
InterContinental Hotels Group PLC	160,162	19,442,192
InterContinental Hotels Group PLC ADR	1,428	175,129
Trainline PLC (c)(d)(e)	669,625	2,431,005
Whitbread PLC	79,876	3,395,355
		94,257,016
Household Durables - 0.1%
Barratt Redrow PLC	3,350,679	16,290,014
Berkeley Group Holdings PLC	225,584	10,977,954
Persimmon PLC	501,329	7,202,848
		34,470,816
Leisure Products - 0.0%
Games Workshop Group PLC	25,410	5,306,172
Specialty Retail - 0.1%
JD Sports Fashion PLC	472,700	613,472
Kingfisher PLC	4,504,610	15,690,048
WH Smith PLC	1,150,352	10,728,229
		27,031,749
Textiles, Apparel & Luxury Goods - 0.0%
Burberry Group PLC (e)	445,494	7,728,335
TOTAL CONSUMER DISCRETIONARY		217,345,492

Consumer Staples - 1.7%
Beverages - 0.3%
Coca-Cola Europacific Partners PLC	35,472	3,152,042
Coca-Cola Europacific Partners PLC (United Kingdom)	43,134	3,841,964
Diageo PLC	2,491,023	69,085,667
Diageo PLC ADR	36,606	4,093,649
		80,173,322
Consumer Staples Distribution & Retail - 0.2%
Tesco PLC	8,523,954	48,723,321
Food Products - 0.0%
Associated British Foods PLC	54,150	1,580,885
Household Products - 0.4%
Reckitt Benckiser Group PLC	1,149,697	85,959,853
Personal Care Products - 0.3%
Unilever PLC	1,323,422	83,488,225
Tobacco - 0.5%
British American Tobacco PLC	1,305,979	74,163,488
Imperial Brands PLC	930,468	39,296,173
		113,459,661
TOTAL CONSUMER STAPLES		413,385,267

Financials - 2.8%
Banks - 1.8%
Barclays PLC	20,104,204	97,960,783
Barclays PLC ADR	938,827	18,429,174
HSBC Holdings PLC	6,174,072	79,036,654
Lloyds Banking Group PLC	80,936,752	86,823,578
Lloyds Banking Group PLC ADR	1,360,770	5,878,526
NatWest Group PLC	14,480,970	99,949,689
Standard Chartered PLC	2,270,193	42,537,944
		430,616,348
Capital Markets - 0.6%
3i Group PLC	1,064,142	57,813,488
AJ Bell PLC	218,151	1,502,275
Allfunds Group Plc	853,275	5,989,479
Bridgepoint Group PLC (c)(d)	888,285	4,043,641
ICG PLC	309,112	9,116,304
London Stock Exchange Group PLC	536,387	66,476,104
London Stock Exchange Group PLC ADR	15,954	501,115
Quilter PLC (c)(d)	401,539	890,061
		146,332,467
Financial Services - 0.0%
M&G PLC	112,846	404,338
Paragon Banking Group PLC	170,220	1,999,303
Wise PLC Class A (e)	708,149	10,088,194
		12,491,835
Insurance - 0.4%
Admiral Group PLC	342,488	16,785,000
Aviva PLC	4,098,485	36,095,462
Beazley PLC	2,196,020	23,255,382
Hiscox Ltd	829,512	14,631,248
Legal & General Group PLC	3,939,220	13,177,517
		103,944,609
TOTAL FINANCIALS		693,385,259

Health Care - 0.9%
Health Care Equipment & Supplies - 0.2%
Convatec Group PLC (c)(d)	3,241,483	10,365,891
Smith & Nephew PLC	2,241,061	42,034,634
		52,400,525
Pharmaceuticals - 0.7%
Astrazeneca PLC	927,369	147,835,989
Astrazeneca PLC (Sweden)	34,994	5,594,159
Astrazeneca PLC ADR	260,591	20,821,221
		174,251,369
TOTAL HEALTH CARE		226,651,894

Industrials - 1.7%
Aerospace & Defense - 0.8%
BAE Systems PLC	2,543,577	60,284,952
Melrose Industries PLC	1,233,924	9,806,497
Rolls-Royce Holdings PLC	8,851,997	127,648,900
		197,740,349
Industrial Conglomerates - 0.2%
CK Hutchison Holdings Ltd	2,552,800	16,889,834
DCC PLC	276,406	17,573,690
Smiths Group PLC	135,164	4,304,121
		38,767,645
Machinery - 0.2%
IMI PLC	593,909	18,254,021
Rotork PLC	384,591	1,789,196
Spirax Group PLC	124,563	12,281,815
Weir Group PLC/The	206,416	6,874,360
		39,199,392
Passenger Airlines - 0.0%
easyJet PLC	799,028	5,287,515
International Consolidated Airlines Group SA	67,386	348,552
International Consolidated Airlines Group SA (Spain)	52,951	273,312
		5,909,379
Professional Services - 0.4%
Intertek Group PLC	183,968	11,661,739
RELX PLC	1,223,634	57,155,500
RELX PLC (Netherlands)	480,840	22,366,380
RELX PLC rights (e)(g)	401,881	106,256
		91,289,875
Trading Companies & Distributors - 0.1%
Ashtead Group PLC	179,638	13,222,818
Bunzl PLC	328,245	11,093,640
Diploma PLC	182,426	13,314,617
		37,631,075
TOTAL INDUSTRIALS		410,537,715

Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Halma PLC	566,001	25,153,428
IT Services - 0.0%
Softcat PLC	53,780	1,171,747
Software - 0.0%
Sage Group PLC/The	520,517	7,643,862
Sage Group PLC/The ADR	769	45,179
		7,689,041
TOTAL INFORMATION TECHNOLOGY		34,014,216

Materials - 0.0%
Chemicals - 0.0%
Croda International PLC	230,402	7,810,196
Metals & Mining - 0.0%
Hill & Smith PLC	30,726	878,344
TOTAL MATERIALS		8,688,540

Real Estate - 0.1%
Industrial REITs - 0.1%
Segro PLC	2,067,240	17,518,891
Utilities - 0.4%
Electric Utilities - 0.1%
SSE PLC	797,205	18,629,353
Multi-Utilities - 0.3%
National Grid PLC	6,076,876	85,356,332
TOTAL UTILITIES		103,985,685

TOTAL UNITED KINGDOM		2,185,986,030
UNITED STATES - 6.0%
Communication Services - 0.2%
Entertainment - 0.2%
Spotify Technology SA (e)	76,471	52,144,045
Consumer Discretionary - 0.2%
Automobiles - 0.0%
Stellantis NV (Italy)	148,619	1,422,947
Hotels, Restaurants & Leisure - 0.2%
Carnival Corp (e)	1,045,807	33,350,785
Carnival PLC ADR (e)	37,272	1,083,497
Sportradar Holding AG Class A (b)(e)	44,006	1,361,546
		35,795,828
Textiles, Apparel & Luxury Goods - 0.0%
Samsonite Group SA (c)(d)	1,281,000	2,790,248
TOTAL CONSUMER DISCRETIONARY		40,009,023

Consumer Staples - 0.4%
Food Products - 0.3%
Nestle SA	913,409	86,162,366
Personal Care Products - 0.1%
Kenvue Inc	702,228	14,543,142
TOTAL CONSUMER STAPLES		100,705,508

Energy - 0.9%
Energy Equipment & Services - 0.0%
Tenaris SA	882,594	15,988,810
Oil, Gas & Consumable Fuels - 0.9%
BP PLC	10,586,087	61,924,632
BP PLC ADR	149,209	5,256,633
Shell PLC	3,328,350	122,547,749
Shell PLC ADR	404,183	29,861,040
Shell PLC rights (e)(g)	3,328,350	1,191,549
		220,781,603
TOTAL ENERGY		236,770,413

Financials - 0.4%
Capital Markets - 0.1%
Moody's Corp	3,056	1,557,826
S&P Global Inc	28,512	15,637,121
		17,194,947
Financial Services - 0.1%
Mastercard Inc Class A	19,406	11,552,198
Visa Inc Class A	45,358	15,956,037
		27,508,235
Insurance - 0.2%
Aon PLC	22,992	8,438,064
Arch Capital Group Ltd	45,904	4,201,593
Arthur J Gallagher & Co	5,346	1,618,502
Marsh & McLennan Cos Inc	90,056	18,534,425
Swiss Re AG	32,000	5,794,913
Willis Towers Watson PLC (b)	65,309	21,342,329
		59,929,826
TOTAL FINANCIALS		104,633,008

Health Care - 2.2%
Biotechnology - 0.0%
CSL Ltd	78,586	10,931,920
Health Care Equipment & Supplies - 0.2%
Alcon AG	562,023	44,714,596
Life Sciences Tools & Services - 0.2%
Agilent Technologies Inc	130,167	16,356,786
QIAGEN NV (Germany)	345,133	16,033,750
Waters Corp (e)	35,949	10,849,408
		43,239,944
Pharmaceuticals - 1.8%
GSK PLC	4,498,699	88,894,762
Haleon PLC	6,008,521	29,569,390
Novartis AG	483,038	61,139,129
Roche Holding AG	534,347	174,239,012
Sanofi SA	752,157	74,623,016
		428,465,309
TOTAL HEALTH CARE		527,351,769

Industrials - 0.8%
Aerospace & Defense - 0.0%
MDA Space Ltd (e)	38,688	1,251,053
Building Products - 0.0%
Trane Technologies PLC	4,329	1,799,132
Commercial Services & Supplies - 0.1%
Waste Connections Inc	104,690	19,347,087
Construction & Engineering - 0.0%
Ferrovial SE	175,126	9,565,843
Electrical Equipment - 0.5%
Eaton Corp PLC	5,191	1,812,386
Schneider Electric SE	507,980	124,803,807
		126,616,193
Machinery - 0.0%
CNH Industrial NV Class A	184,900	2,117,105
Professional Services - 0.2%
Experian PLC	979,896	50,793,452
Trading Companies & Distributors - 0.0%
Ferguson Enterprises Inc (United Kingdom)	7,800	1,808,035
TOTAL INDUSTRIALS		213,297,900

Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.0%
Broadcom Inc	32,868	9,774,614
Software - 0.1%
Cadence Design Systems Inc (e)	42,539	14,906,942
CyberArk Software Ltd (e)	13,168	5,968,528
Synopsys Inc (e)	1,604	968,046
		21,843,516
TOTAL INFORMATION TECHNOLOGY		31,618,130

Materials - 0.8%
Chemicals - 0.2%
Linde PLC	117,339	56,122,070
Construction Materials - 0.5%
Amrize Ltd	468,593	24,444,256
CRH PLC	387,447	43,762,139
CRH PLC (United Kingdom)	17,830	2,006,003
Holcim AG	554,909	46,511,744
James Hardie Industries PLC depository receipt (e)	562,704	11,427,968
		128,152,110
Containers & Packaging - 0.1%
Smurfit WestRock PLC	491,749	23,289,233
TOTAL MATERIALS		207,563,413

TOTAL UNITED STATES		1,514,093,209
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd (e)	244,829	4,290,992
TOTAL COMMON STOCKS (Cost $10,970,956,762)		15,410,515,096

International Equity Funds - 36.0%
	Shares	Value ($)
Artisan International Value Fund Investor Class	20,188,597	1,085,137,062
Brandes International Small Cap Equity Fund Class A	1,267,773	32,442,314
Fidelity Advisor International Discovery Fund - Class Z (h)	17,872,164	1,026,219,676
Fidelity Advisor International Growth Fund - Class Z (h)	6,402,530	144,889,251
Fidelity Advisor International Small Cap Fund - Class Z (h)	1,083,407	40,237,746
Fidelity Advisor International Small Cap Opportunities Fund - Class Z (h)	2,724,343	65,384,241
Fidelity Advisor Japan Fund - Class Z (h)	16,306,214	329,548,584
Fidelity Diversified International Fund (h)	11,917,510	595,875,475
Fidelity Japan Smaller Companies Fund (h)	5,949,751	114,056,721
Fidelity SAI International Index Fund (h)	7,125,783	120,069,438
Fidelity SAI International Low Volatility Index Fund (h)	106,707,593	1,374,393,803
Fidelity SAI International Momentum Index Fund (h)	5,014,129	87,245,846
Fidelity SAI International Quality Index Fund (h)	18,132,270	249,500,041
Fidelity SAI International Small Cap Index Fund (h)	11,888,693	122,215,765
Fidelity SAI International Value Index Fund (h)	65,097,868	794,844,964
Fidelity SAI Japan Stock Index Fund (h)	54,036,366	626,281,483
iShares MSCI Australia ETF (b)	10,001,860	270,850,369
iShares MSCI Eurozone ETF (b)	7,871,558	470,797,884
iShares MSCI India ETF (b)	135,073	7,021,094
JOHCM International Select Fund Investor Shares	7,982,439	217,601,283
Oakmark International Fund Investor Class	13,778,319	426,163,419
Oakmark International Small Cap Fund Investor Class	1,008,787	23,383,685
Oberweis International Opportunities Fund Investor Class	702,314	17,024,101
Pear Tree Polaris Foreign Value Fund Class Institutional	5,026,600	137,326,706
T. Rowe Price International Discovery Fund	650,636	48,973,349
Transamerica International Small Cap Value Class I	4,575,876	82,136,973
Victory Trivalent International Small-Cap Fund Class I	4,550,600	88,509,166
WCM Focused International Growth Fund Investor Class	14,476,841	375,963,549
WCM International Small Cap Growth Fund Institutional Class	121,648	3,189,617
WisdomTree Europe Hedged Equity ETF	419,228	20,814,670
WisdomTree Japan SmallCap Dividend ETF	378,584	35,319,199
WisdomTree Trust: WisdomTree Japan Hedged Equity Fund (b)	465,136	57,876,873
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $6,141,156,725)		9,091,294,347

Non-Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
GERMANY - 0.1%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Dr Ing hc F Porsche AG (c)(d)	6,086	322,817
Porsche Automobil Holding SE	42,578	1,814,177
Volkswagen AG	17,336	2,020,123
		4,157,117
Consumer Staples - 0.1%
Household Products - 0.1%
Henkel AG & Co KGaA	114,800	9,677,984
TOTAL GERMANY		13,835,101
KOREA (SOUTH) - 0.0%
Financials - 0.0%
Insurance - 0.0%
Samsung Fire & Marine Insurance Co Ltd	34	8,061
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $11,491,971)		13,843,162

U.S. Treasury Obligations - 0.1%
	Yield (%) (i)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 10/30/2025 (j) (Cost $19,821,329)	4.20 to 4.29	19,960,000	19,826,558

Money Market Funds - 3.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (k)	4.36	59,695,206	59,707,145
Fidelity Securities Lending Cash Central Fund (k)(l)	4.36	211,608,867	211,630,028
State Street Institutional U.S. Government Money Market Fund Premier Class (m)	4.23	535,542,808	535,542,808
TOTAL MONEY MARKET FUNDS (Cost $806,879,981)			806,879,981

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $17,950,306,768)	25,342,359,144
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(98,854,281)
NET ASSETS - 100.0%	25,243,504,863

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	2,937	9/19/2025	399,593,535	10,872,469	10,872,469

The notional amount of futures purchased as a percentage of Net Assets is 1.6%

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $190,740,177 or 0.8% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $230,158,213 or 0.9% of net assets.

(e)	Non-income producing.
(f)	Level 3 security
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	Affiliated Fund
(i)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(j)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $11,542,320.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(l)	Investment made with cash collateral received from securities on loan.
(m)	The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	8,410,217	646,222,939	594,926,011	761,319	-	-	59,707,145	59,695,206	0.1%
Fidelity Securities Lending Cash Central Fund	213,999,375	1,805,398,011	1,807,767,358	939,865	-	-	211,630,028	211,608,867	0.7%
Total	222,409,592	2,451,620,950	2,402,693,369	1,701,184	-	-	271,337,173

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Advisor International Discovery Fund - Class Z	959,771,179	-	63,000,002	-	10,728,017	118,720,482	1,026,219,676	17,872,164
Fidelity Advisor International Growth Fund - Class Z	135,861,684	-	-	-	-	9,027,567	144,889,251	6,402,530
Fidelity Advisor International Small Cap Fund - Class Z	34,409,016	-	-	-	-	5,828,730	40,237,746	1,083,407
Fidelity Advisor International Small Cap Opportunities Fund - Class Z	54,950,005	-	-	-	-	10,434,236	65,384,241	2,724,343
Fidelity Advisor Japan Fund - Class Z	272,476,835	-	-	-	-	57,071,749	329,548,584	16,306,214
Fidelity Diversified International Fund	580,302,211	-	46,000,000	-	2,258,968	59,314,296	595,875,475	11,917,510
Fidelity Japan Smaller Companies Fund	93,232,593	-	-	-	-	20,824,128	114,056,721	5,949,751
Fidelity SAI International Index Fund	1,027,770,245	65,043,368	1,013,321,149	-	96,644,641	(56,067,667)	120,069,438	7,125,783
Fidelity SAI International Low Volatility Index Fund	1,218,600,717	-	-	-	-	155,793,086	1,374,393,803	106,707,593
Fidelity SAI International Momentum Index Fund	155,840,688	-	81,999,999	-	2,559,144	10,846,013	87,245,846	5,014,129
Fidelity SAI International Quality Index Fund	550,817,550	-	312,415,659	-	(3,231,793)	14,329,943	249,500,041	18,132,270
Fidelity SAI International Small Cap Index Fund	100,102,796	-	-	-	-	22,112,969	122,215,765	11,888,693
Fidelity SAI International Value Index Fund	683,842,608	5,999,999	15,000,000	-	671,860	119,330,497	794,844,964	65,097,868
Fidelity SAI Japan Stock Index Fund	570,164,196	-	26,000,000	-	865,019	81,252,268	626,281,483	54,036,366
	6,438,142,323	71,043,367	1,557,736,809	-	110,495,856	628,818,297	5,690,763,034

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	802,797,633	221,608,328	581,189,305	-
Consumer Discretionary	1,402,465,319	490,376,031	912,089,288	-
Consumer Staples	1,032,723,950	154,880,533	877,843,417	-
Energy	532,932,541	94,530,198	438,402,342	1
Financials	4,222,784,332	1,352,071,339	2,870,712,993	-
Health Care	1,477,287,121	395,647,782	1,081,639,339	-
Industrials	2,883,034,666	706,697,813	2,176,336,853	-
Information Technology	1,462,243,494	300,619,083	1,161,624,411	-
Materials	1,021,272,829	596,713,423	424,559,406	-
Real Estate	187,082,705	88,962,378	98,120,327	-
Utilities	385,890,506	20,504,722	365,385,784	-

International Equity Funds	9,091,294,347	9,091,294,347	-	-

Non-Convertible Preferred Stocks
Consumer Discretionary	4,157,117	-	4,157,117	-
Consumer Staples	9,677,984	9,677,984	-	-
Financials	8,061	-	8,061	-

U.S. Treasury Obligations	19,826,558	-	19,826,558	-

Money Market Funds	806,879,981	806,879,981	-	-
Total Investments in Securities:	25,342,359,144	14,330,463,942	11,011,895,201	1
Derivative Instruments:

Assets
Futures Contracts	10,872,469	10,872,469	-	-
Total Assets	10,872,469	10,872,469	-	-
Total Derivative Instruments:	10,872,469	10,872,469	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	10,872,469	-
Total Equity Risk	10,872,469	-
Total Value of Derivatives	10,872,469	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of August 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $201,201,730) - See accompanying schedule:
Unaffiliated issuers (cost $13,597,971,626)	$19,380,258,937
Fidelity Central Funds (cost $271,337,173)	271,337,173
Other affiliated issuers (cost $4,080,997,969)	5,690,763,034

Total Investment in Securities (cost $17,950,306,768)		$25,342,359,144
Segregated cash with brokers for derivative instruments		504,258
Cash		19,942
Foreign currency held at value (cost $58,975,611)		59,050,337
Receivable for investments sold		48,715,653
Receivable for fund shares sold		13,904,684
Dividends receivable		26,322,143
Reclaims receivable		54,527,779
Interest receivable		2,179,788
Distributions receivable from Fidelity Central Funds		280,868
Prepaid expenses		33,355
Other receivables		447,501
Total assets		25,548,345,452
Liabilities
Payable for investments purchased
Regular delivery	$69,652,436
Delayed delivery	1,864,891
Payable for fund shares redeemed	11,941,973
Accrued management fee	3,818,547
Payable for daily variation margin on futures contracts	2,556,573
Other payables and accrued expenses	3,294,992
Collateral on securities loaned	211,711,177
Total liabilities		304,840,589
Net Assets		$25,243,504,863
Net Assets consist of:
Paid in capital		$17,076,546,564
Total accumulated earnings (loss)		8,166,958,299
Net Assets		$25,243,504,863
Net Asset Value, offering price and redemption price per share ($25,243,504,863 ÷ 1,805,510,483 shares)		$13.98
Statement of Operations
Six months ended August 31, 2025 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$327,409,632
Interest		12,963,246
Income from Fidelity Central Funds (including $939,865 from security lending)		1,701,184
Income before foreign taxes withheld		$342,074,062
Less foreign taxes withheld		(14,212,871)
Total income		327,861,191
Expenses
Management fee	$51,804,881
Custodian fees and expenses	444,165
Independent trustees' fees and expenses	58,328
Registration fees	108,364
Audit fees	65,638
Legal	26,350
Miscellaneous	64,701
Total expenses before reductions	52,572,427
Expense reductions	(30,388,101)
Total expenses after reductions		22,184,326
Net Investment income (loss)		305,676,865
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $500,710)	489,921,821
Affiliated issuers	110,495,856
Foreign currency transactions	5,324,963
Futures contracts	35,760,624
Total net realized gain (loss)		641,503,264
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $1,437,566)	1,486,096,330
Affiliated issuers	628,818,297
Assets and liabilities in foreign currencies	5,078,876
Futures contracts	4,709,715
Total change in net unrealized appreciation (depreciation)		2,124,703,218
Net gain (loss)		2,766,206,482
Net increase (decrease) in net assets resulting from operations		$3,071,883,347
Statement of Changes in Net Assets

	Six months ended August 31, 2025 (Unaudited)	Year ended February 28, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$305,676,865	$562,862,909
Net realized gain (loss)	641,503,264	556,498,261
Change in net unrealized appreciation (depreciation)	2,124,703,218	926,118,130
Net increase (decrease) in net assets resulting from operations	3,071,883,347	2,045,479,300
Distributions to shareholders	(172,318,321)	(874,745,180)

Share transactions
Proceeds from sales of shares	2,137,582,163	7,420,588,766
Reinvestment of distributions	171,469,935	870,867,403
Cost of shares redeemed	(4,345,674,304)	(4,461,634,206)

Net increase (decrease) in net assets resulting from share transactions	(2,036,622,206)	3,829,821,963
Total increase (decrease) in net assets	862,942,820	5,000,556,083

Net Assets
Beginning of period	24,380,562,043	19,380,005,960
End of period	$25,243,504,863	$24,380,562,043

Other Information
Shares
Sold	163,142,535	606,164,506
Issued in reinvestment of distributions	14,433,496	75,204,053
Redeemed	(337,765,031)	(363,411,874)
Net increase (decrease)	(160,189,000)	317,956,685

Financial Highlights
Strategic Advisers® International Fund

	Six months ended August 31, 2025 (Unaudited)	Years ended February 28, 2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.40	$11.76	$10.48	$11.55	$12.55	$9.93
Income from Investment Operations
Net investment income (loss) B,C	.17	.31	.29	.22	.24	.13
Net realized and unrealized gain (loss)	1.50	.78	1.27	(.83)	(.12)	2.71
Total from investment operations	1.67	1.09	1.56	(.61)	.12	2.84
Distributions from net investment income	(.02)	(.29)	(.28)	(.23)	(.26)	(.14)
Distributions from net realized gain	(.07)	(.16)	-	(.22)	(.86)	(.08)
Total distributions	(.09)	(.45)	(.28)	(.46) D	(1.12)	(.22)
Net asset value, end of period	$13.98	$12.40	$11.76	$10.48	$11.55	$12.55
Total Return E,F	13.62%	9.56%	14.97%	(5.30)%	.30%	28.99%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.44% I	.42%	.41%	.41%	.41%	.43%
Expenses net of fee waivers, if any	.18 % I	.17%	.16%	.16%	.16%	.18%
Expenses net of all reductions, if any	.18% I	.16%	.16%	.16%	.16%	.18%
Net investment income (loss)	2.54% I	2.51%	2.66%	2.16%	1.83%	1.25%
Supplemental Data
Net assets, end of period (000 omitted)	$25,243,505	$24,380,562	$19,380,006	$15,546,881	$22,658,482	$19,800,311
Portfolio turnover rate J	44 % I	33%	27%	25%	29%	41%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended August 31, 2025

1. Organization.
Strategic Advisers International Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to certain managed account clients of Strategic Advisers LLC (Strategic Advisers), an affiliate of Fidelity Management & Research Company LLC (FMR).
2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign taxes withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Strategic Advisers International Fund	$296,190

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), deferred Trustee compensation, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$7,656,888,862
Gross unrealized depreciation	(426,574,883)
Net unrealized appreciation (depreciation)	$7,230,313,979
Tax cost	$18,122,917,634

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
3. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Strategic Advisers International Fund	5,132,577,527	7,233,354,417
5. Fees and Other Transactions with Affiliates.
Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month to the aggregate of the fee rates, payable monthly by the investment adviser, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.00% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .43% of the Fund's average net assets.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Sub-Advisers. Arrowstreet Capital, Limited Partnership, Causeway Capital Management, LLC, FIAM LLC (an affiliate of the investment adviser), J.P. Morgan Investment Management Inc., Massachusetts Financial Services Company (MFS), Thompson, Siegel & Walmsley LLC, T. Rowe Price Associates, Inc., Wellington Management Company LLP and William Blair Investment Management, LLC each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid as described in the Management Fee note.

Fidelity Diversifying Solutions LLC (an affiliate of the investment adviser), FIL Investment Advisors and Geode Capital Management, LLC, have been retained to serve as a sub-adviser for the Fund. As of the date of this report, these sub-advisers have not been allocated any portion of the Fund's assets. These sub-advisers in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Strategic Advisers International Fund	307

Interfund Trades. Funds may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Strategic Advisers International Fund	153,885,977	27,457,708	3,565,299

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Strategic Advisers International Fund	128,765

Prior Fiscal Year Affiliated Exchanges In-Kind. During the prior period, the Fund redeemed shares of Fidelity Overseas Fund in exchange for investments and cash, if any, as noted in the following table. The Fund had a net realized gain of $290,265,042 on the Fund's redemptions of Fidelity Overseas Fund, which is included in "Net Realized gain (loss)" in the accompanying Statement of Changes in Net Assets. The Fund recognized a net gain on the exchanges for federal income tax purposes.

Fund Name	Value of Investments ($)	Net realized gain (loss) ($)	Shares redeemed
Fidelity Overseas Fund	829,303,289	290,265,042	12,202,990
6. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Strategic Advisers International Fund	18,516
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral or, for non-cash collateral, loan fees received from the borrower as compensation for the securities loaned, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Strategic Advisers International Fund	101,396	-	-
9. Expense Reductions.
The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2028. During the period, this waiver reduced the Fund's management fee by $30,108,157. Expense reductions also include certain voluntary fee discount arrangements, which are currently in effect for the Fund. During the period, these voluntary arrangements amounted to $267,836.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $12,108.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, certain Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds as shown below.

Fund	Strategic Advisers International Fund
Fidelity Japan Fund	39%
Fidelity Japan Smaller Companies Fund	26%
Fidelity SAI International Low Volatility Index Fund	23%
Fidelity SAI International Quality Index Fund	17%
Fidelity SAI International Small Cap Index Fund	13%
Fidelity SAI Japan Stock Index Fund	83%
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Amended Sub-Advisory Agreement
Strategic Advisers International Fund
In June 2025, the Board of Trustees, including the Independent Trustees (together, the Board) voted to approve an amendment to the fee schedule for the existing sub-advisory agreement among Strategic Advisers, Thompson, Siegel & Walmsley LLC (the Sub-Adviser) and Fidelity Rutland Square Trust II (Trust) on behalf of the fund (Amended Sub-Advisory Agreement). The Board noted that the updated fee schedule in the Amended Sub-Advisory Agreement became effective as of April 1, 2025, and will result in the same or lower fees at all asset levels. The Board also noted that no other material contract terms are impacted by the Amended Sub-Advisory Agreement. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.
In considering whether to approve the Amended Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Amended Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. The Board's decision to approve the Amended Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.
Nature, Extent, and Quality of Services Provided.  The Board considered the backgrounds of the investment personnel that provide services to the fund, the fund's investment objective, strategies and related investment philosophy, the current sub-adviser line-up, and the structure of the investment personnel compensation programs and whether such structure provides appropriate incentives to act in the best interests of the fund in connection with its annual renewal of the fund's management contract, sub-advisory agreements and sub-subadvisory agreements at its September 2024 meeting and in materials provided at its June 2025 meeting related to the annual renewal of the fund's management contract, sub-advisory agreements and sub-subadvisory agreements.
The Board noted that it had approved the existing sub-advisory agreement with the Sub-Adviser at its September 2024 meeting and that the Amended Sub-Advisory Agreement will not result in any changes to: (i) the nature, extent and quality of the sub-advisory services provided; (ii) the investment process or strategies employed in the management of the fund's assets; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management.
Investment Performance. The Board did not consider performance to be a material factor in its decision to approve the Amended Sub-Advisory Agreement because the approval of the Amended Sub-Advisory Agreement will not result in any changes (i) to the fund's investment processes or strategies; or (ii) in the persons primarily responsible for the day-to-day management of the fund.
Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Amended Sub-Advisory Agreement should continue to benefit the fund's shareholders.
Competitiveness of Management Fee and Total Fund Expenses.  The Board noted that the Amended Sub-Advisory Agreement will not result in changes to the maximum aggregate annual management fee payable by the fund or Strategic Advisers' portion of the management fee. The Board considered Strategic Advisers' contractual agreement to waive its portion of the fund's management fee.
The Board also considered that the Amended Sub-Advisory Agreement will not impact the fund's management fee at current asset levels.  Based on its review, the Board concluded that the fund's management fee structure and projected total expenses bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.
Costs of the Services and Profitability.  Because the Amended Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund or Strategic Advisers' portion of the management fee, the Board did not consider the costs of services and profitability to be significant factors in its decision to approve the Amended Sub-Advisory Agreement.
Potential Fall-Out Benefits.  The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, as well as information regarding potential fall-out benefits accruing to each sub-adviser, if any, as a result of its relationship with the fund, during its annual renewal of the fund's management contract, sub-advisory agreements, and sub-subadvisory agreements. The Board considered Strategic Advisers' representation that it does not anticipate that the approval of the Amended Sub-Advisory Agreement will have a significant impact on the profitability of, or potential fall-out benefits to, Strategic Advisers or its affiliates.
Possible Economies of Scale.  The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's management contract, sub-advisory agreements, and sub-subadvisory agreements. The Board noted that the Amended Sub-Advisory Agreement will continue to provide for breakpoints with respect to the mandate that have the potential to reduce sub-advisory fees paid to the sub-adviser as assets allocated to the sub-adviser grow. The Board also noted that it did not consider the possible realization of economies of scale to be a significant factor in its decision to approve the Amended Sub-Advisory Agreement because the fund is not expected to bear any additional expenses as a result of the Amended Sub-Advisory Agreement.
Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the Amended Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered and that the Amended Sub-Advisory Agreement is in the best interests of the fund and its shareholders and should be approved. In addition, the Board concluded that the approval of the Amended Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

1.912867.115
SIT-SANN-1025
Strategic Advisers® Income Opportunities Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public

Semi-Annual Report
August 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Strategic Advisers® Income Opportunities Fund
Schedule of Investments August 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Asset-Backed Securities - 0.6%
	Principal Amount (a)	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.6%
Ammc Clo 24 Ltd Series 2024-24A Class ER, CME Term SOFR 3 month Index + 6.5%, 10.8255% 1/20/2035 (b)(c)(d)	150,000	149,987
Ares Loan Funding VII Ltd Series 2024-ALF7A Class E, CME Term SOFR 3 month Index + 6.25%, 10.582% 10/22/2037 (b)(c)(d)	100,000	100,786
Birch Grove Clo 12 Ltd Series 2025-12A Class D1, CME Term SOFR 3 month Index + 2.75%, 7.0928% 4/22/2038 (b)(c)(d)	150,000	150,547
Birch Grove Clo 5 LLC Series 2024-5A Class ER, CME Term SOFR 3 month Index + 6.75%, 11.0755% 10/20/2037 (b)(c)(d)	100,000	100,765
Carlyle US Clo Ltd Series 2024-6A Class E, CME Term SOFR 3 month Index + 5.75%, 10.0685% 10/25/2037 (b)(c)(d)	150,000	151,568
CIFC Funding Ltd Series 2025-4A Class D2R, CME Term SOFR 3 month Index + 3.75%, 8.0724% 1/17/2038 (b)(c)(d)	100,000	100,689
Croton Pk Clo Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.55%, 9.8676% 10/15/2036 (b)(c)(d)	150,000	151,251
Diameter Cap Clo 7 Ltd / Diameter Cap Clo 7 LLC Series 2024-7A Class D, CME Term SOFR 3 month Index + 6.1%, 10.4255% 7/20/2037 (b)(c)(d)	250,000	252,521
Flatiron Rr Clo 30 Ltd Series 2025-30A Class E, CME Term SOFR 3 month Index + 5.25%, 9.5334% 4/15/2038 (b)(c)(d)	200,000	201,926
Jamestown CLO XII Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.2%, 5.5255% 4/20/2032 (b)(c)(d)	1,591,282	1,591,282
Northwoods Cap Xv Ltd / Northwoods Cap Xv LLC Series 2025-15A Class A1RR, CME Term SOFR 3 month Index + 1.05%, 5.3689% 6/20/2034 (b)(c)(d)	1,000,000	997,870
Orchard Park Clo Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.6%, 9.9255% 10/20/2037 (b)(c)(d)	100,000	100,802
Palmer Square Clo Ltd Series 2025-2A Class DR2, CME Term SOFR 3 month Index + 4.14%, 8.4576% 2/15/2038 (b)(c)(d)	100,000	100,959
Palmer Square Loan Funding Ltd Series 2024-2A Class D, CME Term SOFR 3 month Index + 4.7%, 9.0176% 1/15/2033 (b)(c)(d)	250,000	247,693
Rr 31 Ltd Series 2024-31A Class D, CME Term SOFR 3 month Index + 6%, 10.3176% 10/15/2039 (b)(c)(d)	125,000	126,760
Sculptor Clo Xxviii Ltd Series 2025-28A Class AR, CME Term SOFR 3 month Index + 1.06%, 5.3855% 1/20/2035 (b)(c)(d)	1,000,000	999,900
Sound PT Clo Xxix Ltd / Sound PT Clo Xxix LLC Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3316%, 5.6501% 4/25/2034 (b)(c)(d)	2,250,000	2,251,910
TICP CLO VII Ltd Series 2024-7A Class ASR2, CME Term SOFR 3 month Index + 1.3%, 5.6176% 4/15/2033 (b)(c)(d)	2,437,880	2,437,941
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		10,215,157
TOTAL ASSET-BACKED SECURITIES (Cost $10,189,349)		10,215,157

Bank Loan Obligations - 2.6%
	Principal Amount (a)	Value ($)
CANADA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Xplore Inc /NB 1LN, term loan CME Term SOFR 3 month Index + 1.5%, 0% 10/24/2031 (b)(c)(e)(f)	375,657	259,204
Xplore Inc/CA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 0% 10/24/2029 (b)(c)(e)(f)	109,740	103,155
		362,359
Information Technology - 0.0%
Software - 0.0%
DH Corporation/Societe DH 1LN, term loan CME Term SOFR 3 month Index + 7.25%, 11.5725% 9/13/2029 (b)(c)(e)(g)	6,648	6,648
TOTAL CANADA		369,007
FINLAND - 0.0%
Materials - 0.0%
Paper & Forest Products - 0.0%
Ahlstrom Holding 3 Oy Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 0% 5/23/2030 (b)(c)(e)(f)	205,000	203,975
FRANCE - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Altice France SA Tranche B-13 1LN, term loan CME Term SOFR 6 month Index + 4%, 10.5% 8/14/2026 (b)(c)(e)	44,885	39,686
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.8176% 8/15/2028 (b)(c)(e)	510,081	466,470

TOTAL FRANCE		506,156
IRELAND - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Flutter Financing BV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.2956% 6/4/2032 (b)(c)(e)	25,000	24,905
LUXEMBOURG - 0.0%
Communication Services - 0.0%
Media - 0.0%
Altice Financing SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.3176% 10/31/2027 (b)(c)(e)	442,234	382,051
NETHERLANDS - 0.0%
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Enstall Group BV Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.5572% 8/30/2028 (b)(c)(e)	468,379	229,506
SWITZERLAND - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.816% 11/15/2030 (b)(c)(e)	290,355	274,548
UNITED KINGDOM - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Connect Finco SARL Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.816% 9/27/2029 (b)(c)(e)	493,317	486,228
UNITED STATES - 2.6%
Communication Services - 0.7%
Diversified Telecommunication Services - 0.2%
Cablevision Lightpath LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3631% 11/30/2027 (b)(c)(e)	172,772	172,814
Connect Holding II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.75%, 4.3135% 10/3/2031 (b)(c)(e)	56,853	41,471
Connect Holding II LLC Tranche B-DD 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 1% 4/3/2031 (b)(c)(e)(h)	54,552	49,968
Connect Holding II LLC Tranche B-DD 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6055% 4/3/2031 (b)(c)(e)	510,448	467,555
Level 3 Financing Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.566% 3/29/2032 (b)(c)(e)	227,000	227,899
Lumen Technologies Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.35%, 6.7805% 4/16/2029 (b)(c)(e)	916,593	910,489
Lumen Technologies Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.35%, 6.7805% 4/15/2030 (b)(c)(e)	783,327	777,781
Zayo Group Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.4305% 3/9/2027 (b)(c)(e)	515,000	496,975
		3,144,952
Interactive Media & Services - 0.0%
Main Street Sports Group LLC Tranche EXIT 1LN, term loan 0% 1/2/2028 (e)(f)	532,429	463,213
Media - 0.5%
CMG Media Corp Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.8956% 6/18/2029 (b)(c)(e)	327,300	314,044
CSC Holdings LLC Tranche B-5 1LN, term loan Prime Rate + 2.5%, 9% 4/15/2027 (b)(c)(e)	979,992	956,903
CSC Holdings LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.8631% 1/18/2028 (b)(c)(e)	2,301,042	2,292,046
EW Scripps Co/The Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 3.35%, 7.8302% 11/30/2029 (b)(c)(e)	429,800	413,683
iHeartCommunications Inc 1LN, term loan CME Term SOFR 1 month Index + 5.775%, 0% 5/1/2029 (b)(c)(e)(f)	149,250	125,286
Radiate Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 8.0496% 9/25/2026 (b)(c)(e)	855,480	704,701
Radiate Holdco LLC Tranche FIFO 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 0% 9/25/2029 (b)(c)(e)(f)	1,908,373	1,552,137
Townsquare Media Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.1946% 2/19/2030 (b)(c)(e)	496,875	442,219
		6,801,019
TOTAL COMMUNICATION SERVICES		10,409,184

Consumer Discretionary - 0.4%
Automobile Components - 0.1%
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.816% 5/6/2030 (b)(c)(e)	274,093	273,956
First Brands Group LLC 2LN, term loan CME Term SOFR 3 month Index + 8.5%, 0% 3/30/2028 (b)(c)(e)(f)	506,000	455,400
Hertz Corp/The Tranche B-EXIT 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 0% 6/30/2028 (b)(c)(e)(f)	600,000	511,500
Tenneco Inc Tranche A 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 0% 11/17/2028 (b)(c)(e)(f)	504,690	501,429
		1,742,285
Distributors - 0.0%
Solenis Holdings Ltd Tranche B6 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2956% 6/20/2031 (b)(c)(e)	199,499	198,584
Diversified Consumer Services - 0.1%
Spin Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5774% 3/4/2028 (b)(c)(e)	1,389,021	1,172,862
TKC Holdings Inc 1LN, term loan 13.5% 2/15/2027 (c)(e)	360,622	360,622
		1,533,484
Hotels, Restaurants & Leisure - 0.1%
BCPE Flavor Debt Merger Sub LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.316% 7/2/2032 (b)(c)(e)	273,515	265,994
BCPE Flavor Debt Merger Sub LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 5%, 1% 7/2/2032 (b)(c)(e)(h)	51,485	50,069
Eagle Parent Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5456% 4/2/2029 (b)(c)(e)	261,346	260,421
Horizon US Finco LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0579% 10/31/2031 (b)(c)(e)	208,946	205,289
MajorDrive Holdings IV LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5572% 6/1/2028 (b)(c)(e)	266,613	258,116
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5695% 12/30/2026 (b)(c)(e)	966,141	928,298
United PF Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 8.5%, 13.0695% 12/30/2026 (b)(c)(e)	49,609	47,873
		2,016,060
Household Durables - 0.1%
SWF Holdings I Corp Tranche A1 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 0% 12/19/2029 (b)(c)(e)(f)	53,571	53,404
SWF Holdings I Corp Tranche A2 1LN, term loan CME Term SOFR 1 month Index + 4%, 0% 10/6/2028 (b)(c)(e)(f)	565,150	459,653
SWF Holdings I Corp Tranche DD 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 0% 12/19/2029 (b)(c)(e)(f)	71,429	71,206
TGP Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.666% 6/29/2028 (b)(c)(e)	600,782	542,206
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6805% 10/30/2027 (b)(c)(e)	415,243	413,835
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.666% 10/30/2027 (b)(c)(e)	104,243	103,820
		1,644,124
Specialty Retail - 0.0%
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.2099% 6/6/2031 (b)(c)(e)	537,532	521,310
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.3599% 6/6/2031 (b)(c)(e)	139,883	138,239
Staples Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 10.0462% 9/4/2029 (b)(c)(e)	159,124	145,599
		805,148
TOTAL CONSUMER DISCRETIONARY		7,939,685

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
C&S Wholesale Grocers Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 0% 8/6/2030 (b)(c)(e)(f)	265,000	258,542
Froneri US Inc Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 0% 7/16/2032 (b)(c)(e)(f)	130,000	129,740
		388,282
Food Products - 0.0%
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 8.15%, 0% 8/2/2028 (b)(c)(e)(i)	4,468	2,122
Del Monte Foods Corp II Inc Tranche FLFO B 1LN, term loan CME Term SOFR 3 month Index + 8%, 0% 8/2/2028 (b)(c)(e)(i)	1,292	613
Del Monte Foods Corp II Inc Tranche TLA DIP, term loan CME Term SOFR 3 month Index + 0.1%, 13.9612% 3/30/2026 (b)(c)(e)	10,826	10,321
Del Monte Foods Corp II Inc Tranche TLB DIP ROLLUP, term loan CME Term SOFR 3 month Index + 0.1%, 13.964% 3/30/2026 (b)(c)(e)	14,044	10,955
Nourish Buyer I Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.8294% 7/12/2032 (b)(c)(e)	355,000	352,338
		376,349
TOTAL CONSUMER STAPLES		764,631

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Hilcorp Energy I LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3658% 2/11/2030 (b)(c)(e)	99,750	99,750
Mesquite Energy Inc 1LN, term loan 0% (c)(e)(g)(i)	373,000	0
Mesquite Energy Inc 1LN, term loan 3 month U.S. LIBOR + 8%, 0% (b)(c)(e)(g)(i)	864,602	0
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.8075% 10/30/2028 (b)(c)(e)	1,768,075	842,046
		941,796
Financials - 0.6%
Capital Markets - 0.0%
AssuredPartners Inc Tranche B5 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 0% 2/14/2031 (b)(c)(e)	99,747	99,740
Edelman Financial Engines Center LLC/The 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 0% 10/6/2028 (b)(c)(e)(f)	145,036	145,128
Pegasus Merger Co Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 0% 11/17/2028 (b)(c)(e)(f)	40,000	39,811
		284,679
Financial Services - 0.1%
MPH Acquisition Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 0% 12/31/2030 (b)(c)(e)(f)	158,722	158,286
MPH Acquisition Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4.6%, 0% 12/31/2030 (b)(c)(e)(f)	99,972	91,391
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.316% 7/31/2031 (b)(c)(e)	145,000	144,638
Nexus Buyer LLC Tranche B 2LN, term loan CME Term SOFR 1 month Index + 5.75%, 10.066% 2/16/2032 (b)(c)(e)	55,000	54,655
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.9535% 2/20/2032 (b)(c)(e)	305,000	305,668
		754,638
Insurance - 0.5%
Acrisure LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.316% 11/6/2030 (b)(c)(e)	297,754	297,289
Asurion LLC Tranche B3 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.6805% 1/31/2028 (b)(c)(e)	1,816,000	1,764,353
Asurion LLC Tranche B4 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.6805% 1/20/2029 (b)(c)(e)	5,085,481	4,817,681
CRC Insurance Group LLC 2LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0456% 5/6/2032 (b)(c)(e)	1,160,000	1,183,200
		8,062,523
TOTAL FINANCIALS		9,101,840

Health Care - 0.1%
Health Care Equipment & Supplies - 0.0%
QuidelOrtho Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 0% 8/16/2032 (b)(c)(e)(f)	215,000	212,313
Health Care Providers & Services - 0.0%
Cano Health LLC 1LN, term loan CME Term SOFR 3 month Index + 8%, 13.7956% 6/28/2029 (b)(c)(e)	117,529	95,493
HAH Group Holding Co LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.316% 9/24/2031 (b)(c)(e)	214,599	191,888
ModivCare Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0456% 7/1/2031 (b)(c)(e)	158,404	69,301
Radiology Partners Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.7956% 6/30/2032 (b)(c)(e)	90,000	89,962
Team Health Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 0% 6/23/2028 (b)(c)(e)(f)	130,000	129,405
		576,049
Health Care Technology - 0.0%
AthenaHealth Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.066% 2/15/2029 (b)(c)(e)	49,747	49,695
Pharmaceuticals - 0.1%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.566% 10/8/2030 (b)(c)(e)	720,000	709,402
TOTAL HEALTH CARE		1,547,459

Industrials - 0.1%
Aerospace & Defense - 0.0%
TransDigm Group Inc Tranche M 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8533% 8/19/2032 (b)(c)(e)	135,000	135,031
Air Freight & Logistics - 0.0%
Rand Parent LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2956% 3/18/2030 (b)(c)(e)	130,000	129,397
Building Products - 0.0%
Cornerstone Building Brands Inc 1LN, term loan CME Term SOFR 1 month Index + 5.625%, 9.9881% 8/1/2028 (b)(c)(e)	60,000	57,713
Cornerstone Building Brands Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.7131% 4/12/2028 (b)(c)(e)	100,000	94,625
CP Atlas Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 0% 7/8/2030 (b)(c)(e)(f)	175,000	167,913
Oscar Acquisitionco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5456% 4/29/2029 (b)(c)(e)	282	256
		320,507
Commercial Services & Supplies - 0.1%
Allied Universal Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5904% 8/6/2032 (b)(c)(e)	201,000	201,571
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.7962% 8/1/2030 (b)(c)(e)	195,591	171,337
GFL ES US LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.8238% 3/3/2032 (b)(c)(e)	125,000	124,805
Neptune Bidco US Inc Tranche A 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.1794% 10/11/2028 (b)(c)(e)	54,860	53,248
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.4294% 4/11/2029 (b)(c)(e)	372,321	361,152
		912,113
Electrical Equipment - 0.0%
GrafTech Global Enterprises Inc Tranche NEW $ 1LN, term loan CME Term SOFR 1 month Index + 6%, 10.3226% 12/21/2029 (b)(c)(e)	129,394	131,094
GrafTech Global Enterprises Inc Tranche NEW $ 1LN, term loan CME Term SOFR 1 month Index + 6%, 3.75% 12/21/2029 (b)(c)(e)(h)	73,940	74,910
		206,004
Passenger Airlines - 0.0%
Vista Management Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0406% 4/1/2031 (b)(c)(e)	75,000	75,352
Professional Services - 0.0%
Nielsen Holdings Ltd 2LN, term loan 3 month U.S. LIBOR + 9.75%, 0% 10/11/2029 (b)(c)(e)(f)	250,307	246,552
Trading Companies & Distributors - 0.0%
Foundation Building Materials Inc 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.8192% 1/31/2028 (b)(c)(e)	164,403	164,625
Foundation Building Materials Inc Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.3079% 1/29/2031 (b)(c)(e)	20,894	20,952
Foundation Building Materials Inc Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 0% 1/29/2031 (b)(c)(e)(f)	40,000	40,260
		225,837
TOTAL INDUSTRIALS		2,250,793

Information Technology - 0.4%
Communications Equipment - 0.0%
Viasat Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 0% 5/30/2030 (b)(c)(e)(f)	74,620	73,932
Electronic Equipment, Instruments & Components - 0.0%
Bingo Holdings I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 0% 6/30/2032 (b)(c)(e)(f)	225,000	224,861
IT Services - 0.1%
Constant Contact Inc 2LN, term loan CME Term SOFR 3 month Index + 7.5%, 12.0792% 2/12/2029 (b)(c)(e)	30,000	26,300
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5792% 2/10/2028 (b)(c)(e)	374,620	357,361
X Corp 1LN, term loan 9.5% 10/26/2029 (e)	1,750,000	1,719,060
X Corp Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 10.9579% 10/26/2029 (b)(c)(e)	438,532	428,354
		2,531,075
Software - 0.3%
Ascend Learning LLC 2LN, term loan CME Term SOFR 1 month Index + 5.75%, 10.166% 12/10/2029 (b)(c)(e)	730,765	730,034
BMC Software Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.1989% 7/30/2031 (b)(c)(e)	74,813	74,675
Central Parent LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5456% 7/6/2029 (b)(c)(e)	339,146	283,004
Ellucian Holdings Inc 2LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.066% 11/22/2032 (b)(c)(e)	877,039	901,157
Finastra USA Inc 1LN, term loan CME Term SOFR 1 month Index + 7.25%, 11.428% 9/13/2029 (b)(c)(e)(g)	283,927	283,927
McAfee Corp 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3494% 3/1/2029 (b)(c)(e)	305,309	290,425
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.3195% 6/2/2028 (b)(c)(e)	268,529	254,614
Polaris Newco LLC Tranche PIK TERM 2LN, term loan CME Term SOFR 1 month Index + 8%, 13.2989% 6/4/2029 (b)(c)(e)	195,000	184,908
Project Alpha Intermediate Holding Inc 2LN, term loan CME Term SOFR 1 month Index + 5%, 9.2956% 5/9/2033 (b)(c)(e)	1,075,713	1,071,012
Skillsoft US LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 0% 7/14/2028 (b)(c)(e)(f)	429,420	397,841
X.AI LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 7.25%, 11.5456% 6/28/2030 (b)(c)(e)	305,000	292,254
		4,763,851
Technology Hardware, Storage & Peripherals - 0.0%
Sandisk Corp/DE Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.3407% 2/20/2032 (b)(c)(e)	281,684	280,628
TOTAL INFORMATION TECHNOLOGY		7,874,347

Materials - 0.2%
Chemicals - 0.2%
American Rock Salt Co LLC 1LN, term loan 2% 6/12/2028 (c)(e)(h)	18,632	18,585
American Rock Salt Co LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.4605% 6/9/2028 (b)(c)(e)	59,077	44,751
American Rock Salt Co LLC 1LN, term loan CME Term SOFR 3 month Index + 7%, 11.4633% 6/12/2028 (b)(c)(e)	17,358	17,315
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.3206% 7/3/2028 (b)(c)(e)	378,228	332,606
Hexion Holdings Corp 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3599% 3/15/2029 (b)(c)(e)	375,302	374,443
Hexion Inc 2LN, term loan CME Term SOFR 1 month Index + 7.4375%, 11.8535% 3/15/2030 (b)(c)(e)	53,235	52,354
INEOS US Petrochem LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.666% 4/2/2029 (b)(c)(e)	425,000	381,438
Iris Holding Inc 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.1579% 6/28/2028 (b)(c)(e)	323,769	313,010
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0579% 8/25/2031 (b)(c)(e)	485,251	477,516
Olympus Water US Holding Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 7/26/2032 (b)(c)(e)(f)	30,000	29,900
TPC Group Inc 1LN, term loan CME Term SOFR 1 month Index + 5.75%, 9.9524% 12/16/2031 (b)(c)(e)	423,788	401,539
Venator Finance Sarl Tranche EXIT 1LN, term loan CME Term SOFR 3 month Index + 8%, 0% 10/12/2028 (b)(c)(e)(f)	496,970	347,879
WR Grace Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.1946% 3/16/2027 (b)(c)(e)	35,000	34,956
		2,826,292
Construction Materials - 0.0%
Eco Material Technologies Inc 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.4666% 2/12/2032 (b)(c)(e)	221,000	221,000
Quikrete Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.566% 2/10/2032 (b)(c)(e)	124,688	124,610
		345,610
Metals & Mining - 0.0%
Vibrantz Technologies Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.7285% 4/23/2029 (b)(c)(e)	1,266,274	1,000,622
Paper & Forest Products - 0.0%
Treasure Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.9061% 11/4/2031 (b)(c)(e)	99,500	99,044
TOTAL MATERIALS		4,271,568

Utilities - 0.0%
Electric Utilities - 0.0%
Heritage Power LLC 1LN, term loan 0% 7/20/2028 (c)(e)(f)(g)	186,835	184,033
Independent Power and Renewable Electricity Producers - 0.0%
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.816% 3/29/2030 (b)(c)(e)	570,877	574,685
TOTAL UTILITIES		758,718

TOTAL UNITED STATES		45,860,021
TOTAL BANK LOAN OBLIGATIONS (Cost $50,603,954)		48,336,397

Common Stocks - 1.1%
	Shares	Value ($)
CANADA - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Stonepeak Falcon Holdings Inc (g)	22,163	54,217
JAMAICA - 0.2%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
Digicel Ltd (g)(j)	302,425	3,895,234
LUXEMBOURG - 0.0%
Communication Services - 0.0%
Media - 0.0%
SES SA rights (g)(j)	17,987	67,811
Wireless Telecommunication Services - 0.0%
Intelsat SA/Luxembourg (g)	17,987	0
TOTAL LUXEMBOURG		67,811
UNITED STATES - 0.9%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Xplore Inc (g)	1,605	0
Media - 0.1%
Main Street Sports Group (g)	78,109	1,058,377
Main Street Sports Group warrants 6/30/2026 (g)(j)	144,700	50,507
		1,108,884
TOTAL COMMUNICATION SERVICES		1,108,884

Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Expand Energy Corp	1,939	187,656
Mesquite Energy Inc (g)(j)	46,770	9,516,364
New Fortress Energy Inc	10,652	26,204
		9,730,224
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Bausch + Lomb Corp (United States) (j)	26,155	382,648
Health Care Providers & Services - 0.0%
Cano Health LLC (g)(j)	18,393	222,555
Cano Health LLC warrants (g)(j)	938	3,217
		225,772
TOTAL HEALTH CARE		608,420

Information Technology - 0.1%
IT Services - 0.1%
GTT Communications Inc (g)(j)	24,499	938,312
Materials - 0.1%
Chemicals - 0.1%
TPC Group Inc (g)(k)	90,050	1,495,731
Venator Materials PLC (j)	1,499	374,750
		1,870,481
Metals & Mining - 0.0%
Constellium SE (j)	13,102	189,847
TOTAL MATERIALS		2,060,328

Utilities - 0.1%
Electric Utilities - 0.1%
Heritage Power LLC (g)(j)	25,111	1,611,298
Heritage Power LLC (d)(g)(j)	1,104	70,840
Heritage Power LLC (g)(j)	28,900	14,450
		1,696,588
Gas Utilities - 0.0%
Ferrellgas Partners LP Class B (j)	5,047	706,580
TOTAL UTILITIES		2,403,168

TOTAL UNITED STATES		16,849,336
TOTAL COMMON STOCKS (Cost $10,776,894)		20,866,598

Convertible Corporate Bonds - 0.3%
	Principal Amount (a)	Value ($)
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd 2.75% 12/15/2030 (d)	190,000	199,690
UNITED STATES - 0.3%
Communication Services - 0.2%
Interactive Media & Services - 0.0%
Snap Inc 0.125% 3/1/2028	605,000	533,112
Media - 0.2%
EchoStar Corp 3.875% 11/30/2030 pay-in-kind	994,641	2,024,293
TOTAL COMMUNICATION SERVICES		2,557,405

Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rivian Automotive Inc 4.625% 3/15/2029	320,000	317,988
Financials - 0.0%
Financial Services - 0.0%
Redfin Corp 0.5% 4/1/2027	800,000	735,986
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
MKS Inc 1.25% 6/1/2030	327,000	327,654
ON Semiconductor Corp 0% 5/1/2027 (l)	253,000	289,052
Wolfspeed Inc 1.875% (i)	1,337,000	477,978
		1,094,684
Software - 0.0%
Riot Platforms Inc 0.75% 1/15/2030 (d)	585,000	701,415
TOTAL INFORMATION TECHNOLOGY		1,796,099

Utilities - 0.0%
Electric Utilities - 0.0%
PG&E Corp 4.25% 12/1/2027	262,000	266,122
TOTAL UNITED STATES		5,673,600
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $4,825,214)		5,873,290

Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
UNITED STATES - 0.1%
Financials - 0.1%
Capital Markets - 0.0%
Ares Management Corp 6.75% Series B	8,624	475,743
Financial Services - 0.1%
Acrisure Holdings Inc Series A-2 (g)	16,926	429,751
Apollo Global Management Inc Series A, 6.75%	1,900	136,358
		566,109
TOTAL FINANCIALS		1,041,852

Industrials - 0.0%
Aerospace & Defense - 0.0%
Boeing Co Series A, 6%	10,630	793,636
Materials - 0.0%
Chemicals - 0.0%
Albemarle Corp 7.25%	3,612	142,746
TOTAL UNITED STATES		1,978,234
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,617,557)		1,978,234

Fixed-Income Funds - 52.9%
	Shares	Value ($)
Artisan High Income Fund Investor Shares	27,685,518	256,367,897
BlackRock High Yield Portfolio Class K	30,061,872	217,647,950
Eaton Vance Income Fund of Boston Class A	21,228,948	112,088,844
Fidelity Capital & Income Fund (m)	20,706,169	221,141,881
NYLI MacKay High Yield Corporate Bond Fund Class A	15,074,274	78,989,195
Vanguard High-Yield Corporate Fund Admiral Shares	14,722,689	81,710,927
TOTAL FIXED-INCOME FUNDS (Cost $893,003,011)		967,946,694

Municipal Securities - 0.1%
	Principal Amount (a)	Value ($)
Puerto Rico - 0.1%
Other - 0.1%
Puerto Rico Comwlth Gen. Oblig. 0% 11/1/2043 (c) (Cost $1,654,019)	2,756,120	1,729,465
TOTAL MUNICIPAL SECURITIES (Cost $1,654,019)		1,729,465

Non-Convertible Corporate Bonds - 39.2%
		Principal Amount (a)	Value ($)
AUSTRALIA - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Coronado Finance Pty Ltd 9.25% 10/1/2029 (d)		250,000	206,125
Materials - 0.1%
Metals & Mining - 0.1%
Fortescue Treasury Pty Ltd 4.375% 4/1/2031 (d)		100,000	95,087
Mineral Resources Ltd 8% 11/1/2027 (d)		470,000	478,378
Mineral Resources Ltd 8.125% 5/1/2027 (d)		795,000	795,452
Mineral Resources Ltd 8.5% 5/1/2030 (d)		490,000	508,586
Mineral Resources Ltd 9.25% 10/1/2028 (d)		465,000	486,119
			2,363,622
TOTAL AUSTRALIA			2,569,747
AUSTRIA - 0.0%
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Benteler International AG 7.25% 6/15/2031 (d)	EUR	170,000	214,027
BAILIWICK OF JERSEY - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Aston Martin Capital Holdings Ltd 10% 3/31/2029 (d)		420,000	408,575
BELGIUM - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telenet Finance Luxembourg Notes Sarl 5.5% 3/1/2028 (d)		200,000	198,678
BRAZIL - 0.1%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Yinson Boronia Production BV 8.947% 7/31/2042 (d)		186,407	203,410
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Ambipar Lux Sarl 9.875% 2/6/2031 (d)		375,000	314,906
Marine Transportation - 0.0%
Yinson Bergenia Production BV 8.498% 1/31/2045 (d)		200,000	209,600
TOTAL INDUSTRIALS			524,506

Materials - 0.1%
Metals & Mining - 0.1%
ERO Copper Corp 6.5% 2/15/2030 (d)		717,000	699,075
Samarco Mineracao SA 9% 6/30/2031 pay-in-kind (c)(d)		508,538	504,953
			1,204,028
TOTAL BRAZIL			1,931,944
CAMEROON - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Golar LNG Ltd 7% 10/20/2025 (d)		335,000	334,796
Golar LNG Ltd 7.75% 9/19/2029 (d)(n)		600,000	604,230

TOTAL CAMEROON			939,026
CANADA - 1.6%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
TELUS Corp 6.625% 10/15/2055 (c)		260,000	264,507
TELUS Corp 7% 10/15/2055 (c)		130,000	133,404
			397,911
Wireless Telecommunication Services - 0.1%
Rogers Communications Inc 7% 4/15/2055 (c)		1,743,000	1,787,935
Rogers Communications Inc 7.125% 4/15/2055 (c)		108,000	112,112
			1,900,047
TOTAL COMMUNICATION SERVICES			2,297,958

Consumer Discretionary - 0.3%
Distributors - 0.0%
RB Global Holdings Inc 6.75% 3/15/2028 (d)		210,000	214,941
RB Global Holdings Inc 7.75% 3/15/2031 (d)		490,000	514,203
			729,144
Hotels, Restaurants & Leisure - 0.2%
1011778 BC ULC / New Red Finance Inc 4% 10/15/2030 (d)		1,654,000	1,546,521
1011778 BC ULC / New Red Finance Inc 5.625% 9/15/2029 (d)		405,000	409,820
1011778 BC ULC / New Red Finance Inc 6.125% 6/15/2029 (d)		99,000	101,401
Ontario Gaming GTA LP/OTG Co-Issuer Inc 8% 8/1/2030 (d)		355,000	357,574
			2,415,316
Household Durables - 0.1%
Brookfield Residential Properties Inc / Brookfield Residential US LLC 4.875% 2/15/2030 (d)		529,000	485,127
Brookfield Residential Properties Inc / Brookfield Residential US LLC 5% 6/15/2029 (d)		175,000	164,021
Brookfield Residential Properties Inc / Brookfield Residential US LLC 6.25% 9/15/2027 (d)		563,000	560,811
Empire Communities Corp 9.75% 5/1/2029 (d)		275,000	280,500
			1,490,459
TOTAL CONSUMER DISCRETIONARY			4,634,919

Consumer Staples - 0.0%
Household Products - 0.0%
Kronos Acquisition Holdings Inc 10.75% 6/30/2032 (d)		545,000	273,113
Kronos Acquisition Holdings Inc 8.25% 6/30/2031 (d)		805,000	597,713
			870,826
Energy - 0.3%
Energy Equipment & Services - 0.0%
Precision Drilling Corp 6.875% 1/15/2029 (d)		195,000	196,656
Precision Drilling Corp 7.125% 1/15/2026 (d)		109,000	108,952
			305,608
Oil, Gas & Consumable Fuels - 0.3%
Baytex Energy Corp 7.375% 3/15/2032 (d)		360,000	351,756
Baytex Energy Corp 8.5% 4/30/2030 (d)		50,000	51,035
MEG Energy Corp 5.875% 2/1/2029 (d)		61,000	61,382
Parkland Corp 4.5% 10/1/2029 (d)		280,000	271,916
Parkland Corp 4.625% 5/1/2030 (d)		1,525,000	1,476,116
Parkland Corp 6.625% 8/15/2032 (d)		185,000	190,536
South Bow Canadian Infrastructure Holdings Ltd 7.5% 3/1/2055 (c)		932,000	974,119
South Bow Canadian Infrastructure Holdings Ltd 7.625% 3/1/2055 (c)		125,000	130,074
Vermilion Energy Inc 6.875% 5/1/2030 (d)		905,000	873,692
			4,380,626
TOTAL ENERGY			4,686,234

Financials - 0.1%
Consumer Finance - 0.0%
goeasy Ltd 6.875% 2/15/2031 (d)		155,000	155,004
goeasy Ltd 6.875% 5/15/2030 (d)		135,000	137,077
goeasy Ltd 7.375% 10/1/2030 (d)		245,000	252,426
goeasy Ltd 7.625% 7/1/2029 (d)		225,000	233,003
goeasy Ltd 9.25% 12/1/2028 (d)		35,000	36,833
			814,343
Insurance - 0.1%
Jones Deslauriers Insurance Management Inc 10.5% 12/15/2030 (d)		435,000	461,369
Jones Deslauriers Insurance Management Inc 8.5% 3/15/2030 (d)		800,000	846,156
			1,307,525
TOTAL FINANCIALS			2,121,868

Industrials - 0.2%
Aerospace & Defense - 0.2%
Bombardier Inc 6% 2/15/2028 (d)		1,000,000	1,001,159
Bombardier Inc 6.75% 6/15/2033 (d)		45,000	46,794
Bombardier Inc 7% 6/1/2032 (d)		130,000	135,742
Bombardier Inc 7.25% 7/1/2031 (d)		435,000	458,615
Bombardier Inc 7.45% 5/1/2034 (d)		100,000	108,994
Bombardier Inc 7.5% 2/1/2029 (d)		525,000	547,887
Bombardier Inc 8.75% 11/15/2030 (d)		330,000	355,637
			2,654,828
Commercial Services & Supplies - 0.0%
Wrangler Holdco Corp 6.625% 4/1/2032 (d)		380,000	396,132
Machinery - 0.0%
New Flyer Holdings Inc 9.25% 7/1/2030 (d)		258,000	276,756
TOTAL INDUSTRIALS			3,327,716

Information Technology - 0.1%
Software - 0.1%
Dye & Durham Ltd 8.625% 4/15/2029 (d)		801,000	837,155
Open Text Corp 3.875% 2/15/2028 (d)		205,000	199,260
Open Text Holdings Inc 4.125% 12/1/2031 (d)		300,000	276,008
Open Text Holdings Inc 4.125% 2/15/2030 (d)		415,000	391,781
			1,704,204
Materials - 0.4%
Chemicals - 0.1%
Methanex Corp 5.125% 10/15/2027		931,000	926,862
Methanex Corp 5.25% 12/15/2029		465,000	461,978
Methanex Corp 5.65% 12/1/2044		1,037,000	863,181
			2,252,021
Containers & Packaging - 0.1%
Cascades Inc/Cascades USA Inc 5.375% 1/15/2028 (d)		550,000	541,877
Toucan FinCo Ltd/Toucan FinCo Can Inc/Toucan FinCo US LLC 9.5% 5/15/2030 (d)		440,000	439,692
			981,569
Metals & Mining - 0.2%
Capstone Copper Corp 6.75% 3/31/2033 (d)		445,000	456,979
Champion Iron Canada Inc 7.875% 7/15/2032 (d)		645,000	673,146
Hudbay Minerals Inc 4.5% 4/1/2026 (d)		735,000	729,957
Hudbay Minerals Inc 6.125% 4/1/2029 (d)		1,359,000	1,373,860
New Gold Inc 6.875% 4/1/2032 (d)		75,000	78,177
Taseko Mines Ltd 8.25% 5/1/2030 (d)		90,000	94,624
			3,406,743
TOTAL MATERIALS			6,640,333

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Mattamy Group Corp 4.625% 3/1/2030 (d)		1,100,000	1,053,709
Mattamy Group Corp 5.25% 12/15/2027 (d)		50,000	49,831
			1,103,540
Utilities - 0.0%
Gas Utilities - 0.0%
Superior Plus LP / Superior General Partner Inc 4.5% 3/15/2029 (d)		260,000	249,816
Independent Power and Renewable Electricity Producers - 0.0%
TransAlta Corp 7.75% 11/15/2029		235,000	243,961
TOTAL UTILITIES			493,777

TOTAL CANADA			27,881,375
CHILE - 0.1%
Communication Services - 0.1%
Media - 0.1%
VTR Finance NV 6.375% 7/15/2028 (d)		686,000	669,495
Industrials - 0.0%
Construction & Engineering - 0.0%
ATP Tower Holdings / Andean Telecom Partners Chile SpA / Andean Tower Partners C 7.875% 2/3/2030 (d)		260,000	264,649
TOTAL CHILE			934,144
COLOMBIA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Canacol Energy Ltd 5.75% 11/24/2028 (d)		910,000	337,838
Gran Tierra Energy Inc 9.5% 10/15/2029 (d)		401,000	326,329
			664,167
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA 5.375% 12/30/2030 (d)		450,000	412,875
EnfraGen Energia Sur SAU/ EnfraGen Chile SpA/ EnfraGen Spain SAU 8.499% 6/30/2032 (d)		200,000	206,076
			618,951
TOTAL COLOMBIA			1,283,118
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Ivanhoe Mines Ltd 7.875% 1/23/2030 (d)		275,000	278,488
FINLAND - 0.1%
Consumer Discretionary - 0.1%
Leisure Products - 0.1%
Amer Sports Co 6.75% 2/16/2031 (d)		810,000	844,323
Materials - 0.0%
Paper & Forest Products - 0.0%
Ahlstrom Holding 3 Oy 4.875% 2/4/2028 (d)		370,000	355,326
TOTAL FINLAND			1,199,649
FRANCE - 0.4%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Altice France SA 5.125% 1/15/2029 (d)		642,000	550,515
Altice France SA 5.125% 7/15/2029 (d)		1,451,000	1,240,605
Altice France SA 5.5% 1/15/2028 (d)		135,000	118,800
Altice France SA 5.5% 10/15/2029 (d)		505,000	433,038
Maya SAS/Paris France 7% 10/15/2028 (d)		625,000	636,053
Maya SAS/Paris France 7% 4/15/2032 (d)		480,000	493,725
Maya SAS/Paris France 8.5% 4/15/2031 (d)		695,000	747,915
			4,220,651
Consumer Staples - 0.1%
Personal Care Products - 0.1%
Opal Bidco SAS 6.5% 3/31/2032 (d)		1,285,000	1,307,557
Energy - 0.1%
Energy Equipment & Services - 0.1%
Vallourec SACA 7.5% 4/15/2032 (d)		839,000	890,924
Viridien 10% 10/15/2030 (d)		295,000	294,802
			1,185,726
Industrials - 0.0%
Machinery - 0.0%
Loxam SAS 6.375% 5/31/2029 (d)	EUR	171,000	207,617
Materials - 0.0%
Chemicals - 0.0%
SPCM SA 3.375% 3/15/2030 (d)		200,000	184,413
TOTAL FRANCE			7,105,964
GERMANY - 0.1%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
ZF North America Capital Inc 6.75% 4/23/2030 (d)		325,000	316,770
ZF North America Capital Inc 6.875% 4/14/2028 (d)		85,000	86,097
ZF North America Capital Inc 6.875% 4/23/2032 (d)		155,000	148,630
ZF North America Capital Inc 7.125% 4/14/2030 (d)		85,000	84,621
			636,118
Industrials - 0.1%
Machinery - 0.1%
TK Elevator US Newco Inc 5.25% 7/15/2027 (d)		1,261,000	1,257,422
TOTAL GERMANY			1,893,540
GHANA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Kosmos Energy Ltd 7.125% 4/4/2026 (d)		430,000	426,131
Kosmos Energy Ltd 7.5% 3/1/2028 (d)		100,000	84,063
Kosmos Energy Ltd 7.75% 5/1/2027 (d)		86,000	81,406
Kosmos Energy Ltd 8.75% 10/1/2031 (d)		220,000	163,816
Tullow Oil PLC 10.25% 5/15/2026 (d)		625,000	526,367

TOTAL GHANA			1,281,783
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Global Aircraft Leasing Co Ltd 8.75% 9/1/2027 (d)		745,000	766,528
GUATEMALA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Millicom International Cellular SA 4.5% 4/27/2031 (d)		155,000	144,229
Millicom International Cellular SA 5.125% 1/15/2028 (d)		130,500	129,480
Millicom International Cellular SA 7.375% 4/2/2032 (d)		100,000	103,075

TOTAL GUATEMALA			376,784
HONG KONG - 0.0%
Industrials - 0.0%
Marine Transportation - 0.0%
Seaspan Corp 5.5% 8/1/2029 (d)		140,000	132,698
IRELAND - 0.2%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Flutter Treasury DAC 5.875% 6/4/2031 (d)		980,000	997,845
Financials - 0.2%
Consumer Finance - 0.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.5% 1/31/2056 (c)		266,000	273,637
Financial Services - 0.2%
GGAM Finance Ltd 5.875% 3/15/2030 (d)		510,000	515,081
GGAM Finance Ltd 6.875% 4/15/2029 (d)		300,000	310,501
GGAM Finance Ltd 8% 2/15/2027 (d)		300,000	307,709
GGAM Finance Ltd 8% 6/15/2028 (d)		795,000	843,435
Phoenix Aviation Capital Ltd 9.25% 7/15/2030 (d)		249,000	263,914
TrueNoord Capital DAC 8.75% 3/1/2030 (d)		290,000	308,082
			2,548,722
TOTAL FINANCIALS			2,822,359

TOTAL IRELAND			3,820,204
ISRAEL - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Energean Israel Finance Ltd 4.875% 3/30/2026 (d)(n)		155,000	153,256
Energean Israel Finance Ltd 5.375% 3/30/2028 (d)(n)		210,000	203,701
Energean Israel Finance Ltd 5.875% 3/30/2031 (d)(n)		145,000	136,152
Energean PLC 6.5% 4/30/2027 (d)		385,000	380,736
			873,845
Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Finance Netherlands III BV 6% 12/1/2032		380,000	390,762
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029		435,000	474,713
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030		630,000	643,934
			1,509,409
TOTAL ISRAEL			2,383,254
ITALY - 0.0%
Financials - 0.0%
Banks - 0.0%
Intesa Sanpaolo SpA 4.198% 6/1/2032 (c)(d)		200,000	187,178
Intesa Sanpaolo SpA 4.95% 6/1/2042 (c)(d)		200,000	164,396

TOTAL ITALY			351,574
JAMAICA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Digicel Group Holdings Ltd 0% 12/31/2030 (d)(g)(o)		34,870	1,430
Digicel Group Holdings Ltd 0% 12/31/2030 (d)(g)(o)		24,622	122

TOTAL JAMAICA			1,552
JAPAN - 0.2%
Consumer Discretionary - 0.2%
Automobiles - 0.2%
Nissan Motor Co Ltd 4.81% 9/17/2030 (d)		295,000	275,582
Nissan Motor Co Ltd 7.5% 7/17/2030 (d)		845,000	882,821
Nissan Motor Co Ltd 7.75% 7/17/2032 (d)		1,080,000	1,131,322
Nissan Motor Co Ltd 8.125% 7/17/2035 (d)		675,000	713,815

TOTAL JAPAN			3,003,540
LUXEMBOURG - 0.2%
Communication Services - 0.1%
Media - 0.1%
Altice Financing SA 5% 1/15/2028 (d)		600,000	489,930
Altice Financing SA 5.75% 8/15/2029 (d)		1,401,000	1,110,293
Altice Financing SA 9.625% 7/15/2027 (d)		625,000	581,250
Altice France Holding SA 6% 2/15/2028 (d)		645,000	232,180
			2,413,653
Wireless Telecommunication Services - 0.0%
Intelsat Jackson Holdings SA 9.75% (d)(g)(i)		50,000	0
TOTAL COMMUNICATION SERVICES			2,413,653

Industrials - 0.1%
Electrical Equipment - 0.1%
Albion Financing 1 SARL / Aggreko Holdings Inc 7% 5/21/2030 (d)		1,322,000	1,363,643
Information Technology - 0.0%
Software - 0.0%
ION Trading Technologies Sarl 5.75% 5/15/2028 (d)		330,000	319,957
ION Trading Technologies Sarl 9.5% 5/30/2029 (d)		80,000	83,316
			403,273
Materials - 0.0%
Chemicals - 0.0%
Herens Holdco Sarl 4.75% 5/15/2028 (d)		305,000	262,381
TOTAL LUXEMBOURG			4,442,950
MACAU - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Wynn Macau Ltd 5.625% 8/26/2028 (d)		700,000	695,069
MAURITIUS - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Axian Telecom Holding & Management PLC 7.25% 7/11/2030 (d)		310,000	310,000
NETHERLANDS - 0.0%
Communication Services - 0.0%
Media - 0.0%
VZ Secured Financing BV 5% 1/15/2032 (d)		465,000	412,919
Ziggo BV 4.875% 1/15/2030 (d)		140,000	131,385
			544,304
Materials - 0.0%
Containers & Packaging - 0.0%
Trivium Packaging Finance BV 8.25% 7/15/2030 (d)		270,000	286,769
TOTAL NETHERLANDS			831,073
NIGERIA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
IHS Holding Ltd 5.625% 11/29/2026 (d)		143,000	140,498
IHS Holding Ltd 6.25% 11/29/2028 (d)		90,000	88,958
IHS Holding Ltd 7.875% 5/29/2030 (d)		175,000	178,490
IHS Holding Ltd 8.25% 11/29/2031 (d)		275,000	282,854

TOTAL NIGERIA			690,800
NORWAY - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
Seadrill Finance Ltd 8.375% 8/1/2030 (d)		1,015,000	1,054,096
TGS ASA 8.5% 1/15/2030 (d)		240,000	244,905

TOTAL NORWAY			1,299,001
PANAMA - 0.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.1%
Sable International Finance Ltd 7.125% 10/15/2032 (d)		1,960,000	1,991,850
Wireless Telecommunication Services - 0.1%
C&W Senior Finance Ltd 9% 1/15/2033 (d)		1,170,000	1,228,344
TOTAL PANAMA			3,220,194
PERU - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Volcan Cia Minera SAA 8.75% 1/24/2030 (d)		395,000	401,656
SOUTH AFRICA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liquid Telecommunications Financing Plc 5.5% 9/4/2026 (d)		685,000	592,957
SPAIN - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Cirsa Finance International Sarl 10.375% 11/30/2027 (d)	EUR	90,000	109,320
Cirsa Finance International Sarl 6.5% 3/15/2029 (d)	EUR	100,000	121,774
			231,094
Health Care - 0.0%
Biotechnology - 0.0%
Grifols SA 4.75% 10/15/2028 (d)		80,000	77,521
TOTAL SPAIN			308,615
SWITZERLAND - 0.2%
Industrials - 0.2%
Aerospace & Defense - 0.2%
VistaJet Malta Finance PLC / Vista Management Holding Inc 6.375% 2/1/2030 (d)		935,000	899,994
VistaJet Malta Finance PLC / Vista Management Holding Inc 7.875% 5/1/2027 (d)		895,000	904,598
VistaJet Malta Finance PLC / Vista Management Holding Inc 9.5% 6/1/2028 (d)		514,000	534,547
			2,339,139
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA 12% 2/15/2031 (d)		370,000	340,061
Consolidated Energy Finance SA 5.625% 10/15/2028 (d)		100,000	83,879
			423,940
TOTAL SWITZERLAND			2,763,079
TANZANIA - 0.0%
Information Technology - 0.0%
Communications Equipment - 0.0%
HTA Group Ltd/Mauritius 7.5% 6/4/2029 (d)		870,000	900,450
TURKEY - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Eldorado Gold Corp 6.25% 9/1/2029 (d)		440,000	441,650
UNITED KINGDOM - 0.6%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.1%
Connect Finco Sarl / Connect Us Finco LLC 9% 9/15/2029 (d)		895,000	932,296
Virgin Media Finance PLC 5% 7/15/2030 (d)		410,000	374,964
			1,307,260
Media - 0.0%
Virgin Media Secured Finance PLC 4.5% 8/15/2030 (d)		200,000	187,761
Virgin Media Secured Finance PLC 5.5% 5/15/2029 (d)		200,000	196,925
			384,686
Wireless Telecommunication Services - 0.2%
Vmed O2 UK Financing I PLC 4.25% 1/31/2031 (d)		142,000	131,066
Vmed O2 UK Financing I PLC 4.75% 7/15/2031 (d)		1,455,000	1,360,510
Vmed O2 UK Financing I PLC 7.75% 4/15/2032 (d)		225,000	235,365
			1,726,941
TOTAL COMMUNICATION SERVICES			3,418,887

Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Macquarie Airfinance Holdings Ltd 6.4% 3/26/2029 (d)		285,000	299,250
Macquarie Airfinance Holdings Ltd 6.5% 3/26/2031 (d)		260,000	278,085
Macquarie Airfinance Holdings Ltd 8.125% 3/30/2029 (d)		340,000	354,437
			931,772
Hotels, Restaurants & Leisure - 0.0%
Motion Finco Sarl 8.375% 2/15/2032 (d)		645,000	556,362
Household Durables - 0.0%
Miller Homes Group Finco PLC 7% 5/15/2029 (d)	GBP	295,000	400,155
Miller Homes Group Finco PLC 7% 5/15/2029 (n)	GBP	120,000	162,774
			562,929
Specialty Retail - 0.0%
Belron UK Finance PLC 5.75% 10/15/2029 (d)		605,000	612,612
TOTAL CONSUMER DISCRETIONARY			2,663,675

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Iceland Bondco PLC 10.875% 12/15/2027 (d)	GBP	96,221	137,623
Iceland Bondco PLC 3 month EURIBOR + 5.5%, 7.536% 12/15/2027 (b)(c)(d)	EUR	100,000	117,559
			255,182
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
EG Global Finance PLC 12% 11/30/2028 (d)		1,155,000	1,275,239
Harbour Energy PLC 5.5% 10/15/2026 (d)		60,000	59,131
			1,334,370
Financials - 0.0%
Consumer Finance - 0.0%
Jerrold Finco PLC 7.5% 6/15/2031 (d)	GBP	245,000	340,918
Financial Services - 0.0%
Zegona Finance PLC 8.625% 7/15/2029 (d)		341,000	362,698
Insurance - 0.0%
Ardonagh Finco Ltd 7.75% 2/15/2031 (d)		200,000	209,293
TOTAL FINANCIALS			912,909

Health Care - 0.0%
Health Care Providers & Services - 0.0%
180 Medical Inc 3.875% 10/15/2029 (d)		180,000	172,645
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375% 2/15/2032 (d)		1,170,000	1,186,729
ContourGlobal Power Holdings SA 6.75% 2/28/2030 (d)		250,000	258,125
			1,444,854
TOTAL UNITED KINGDOM			10,202,522
UNITED STATES - 34.5%
Communication Services - 4.1%
Diversified Telecommunication Services - 0.9%
Cablevision Lightpath LLC 3.875% 9/15/2027 (d)		515,000	508,084
Cablevision Lightpath LLC 5.625% 9/15/2028 (d)		290,000	287,384
Connect Holding II LLC 10.5% 4/3/2031 (d)		230,000	226,363
Frontier Communications Holdings LLC 5% 5/1/2028 (d)		1,150,000	1,147,013
Frontier Communications Holdings LLC 5.875% 10/15/2027 (d)		425,000	424,879
Frontier Communications Holdings LLC 5.875% 11/1/2029		550,000	554,793
Frontier Communications Holdings LLC 6% 1/15/2030 (d)		1,640,000	1,658,091
Frontier Communications Holdings LLC 6.75% 5/1/2029 (d)		200,000	201,944
Frontier Communications Holdings LLC 8.75% 5/15/2030 (d)		905,000	945,847
Level 3 Financing Inc 10% 10/15/2032 (d)		806,420	809,444
Level 3 Financing Inc 10.75% 12/15/2030 (d)		744,825	840,706
Level 3 Financing Inc 3.625% 1/15/2029 (d)		257,000	218,450
Level 3 Financing Inc 3.75% 7/15/2029 (d)		20,000	16,700
Level 3 Financing Inc 3.875% 10/15/2030 (d)		1,088,000	924,800
Level 3 Financing Inc 4% 4/15/2031 (d)		1,140,000	954,750
Level 3 Financing Inc 4.25% 7/1/2028 (d)		37,000	33,948
Level 3 Financing Inc 4.5% 4/1/2030 (d)		825,000	740,438
Level 3 Financing Inc 4.875% 6/15/2029 (d)		490,000	456,925
Level 3 Financing Inc 6.875% 6/30/2033 (d)		2,105,000	2,123,892
Level 3 Financing Inc 7% 3/31/2034 (d)		2,955,000	2,975,070
Lumen Technologies Inc 4.125% 4/15/2030 (d)		75,000	73,500
Lumen Technologies Inc 4.5% 1/15/2029 (d)		45,000	40,950
Zayo Group Holdings Inc 4% 3/1/2027 (d)		345,000	333,737
			16,497,708
Entertainment - 0.2%
Cinemark USA Inc 5.25% 7/15/2028 (d)		575,000	571,479
Cinemark USA Inc 7% 8/1/2032 (d)		1,365,000	1,414,259
Playtika Holding Corp 4.25% 3/15/2029 (d)		500,000	460,000
ROBLOX Corp 3.875% 5/1/2030 (d)		460,000	437,349
			2,883,087
Interactive Media & Services - 0.0%
Snap Inc 6.875% 3/1/2033 (d)		430,000	434,470
Snap Inc 6.875% 3/15/2034 (d)		270,000	270,705
			705,175
Media - 3.0%
Advantage Sales & Marketing Inc 6.5% 11/15/2028 (d)		369,000	306,295
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 1/15/2034 (d)		505,000	438,480
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 2/1/2031 (d)		1,275,000	1,176,079
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 5/1/2032		595,000	544,101
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 6/1/2033 (d)		3,030,000	2,702,640
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 8/15/2030 (d)		138,000	130,625
CCO Holdings LLC / CCO Holdings Capital Corp 4.75% 2/1/2032 (d)		975,000	904,437
CCO Holdings LLC / CCO Holdings Capital Corp 4.75% 3/1/2030 (d)		300,000	288,320
CCO Holdings LLC / CCO Holdings Capital Corp 5% 2/1/2028 (d)		900,000	892,670
CCO Holdings LLC / CCO Holdings Capital Corp 6.375% 9/1/2029 (d)		1,352,000	1,372,599
CCO Holdings LLC / CCO Holdings Capital Corp 7.375% 3/1/2031 (d)		1,795,000	1,857,280
Charter Communications Operating LLC / Charter Communications Operating Capital 6.484% 10/23/2045		2,600,000	2,528,942
Clear Channel Outdoor Holdings Inc 7.125% 2/15/2031 (d)		850,000	863,411
Clear Channel Outdoor Holdings Inc 7.5% 3/15/2033 (d)		850,000	865,174
Clear Channel Outdoor Holdings Inc 7.5% 6/1/2029 (d)		810,000	753,051
Clear Channel Outdoor Holdings Inc 7.75% 4/15/2028 (d)		1,405,000	1,366,481
Clear Channel Outdoor Holdings Inc 7.875% 4/1/2030 (d)		1,065,000	1,109,379
CMG Media Corp 8.875% 6/18/2029 (d)		1,185,000	1,104,094
CSC Holdings LLC 11.25% 5/15/2028 (d)		520,000	519,696
CSC Holdings LLC 11.75% 1/31/2029 (d)		1,280,000	1,174,066
CSC Holdings LLC 3.375% 2/15/2031 (d)		1,067,000	682,452
CSC Holdings LLC 4.125% 12/1/2030 (d)		1,432,000	938,300
CSC Holdings LLC 4.5% 11/15/2031 (d)		115,000	74,602
CSC Holdings LLC 4.625% 12/1/2030 (d)		1,510,000	661,558
CSC Holdings LLC 5.375% 2/1/2028 (d)		811,000	744,276
CSC Holdings LLC 5.5% 4/15/2027 (d)		800,000	769,369
CSC Holdings LLC 5.75% 1/15/2030 (d)		1,545,000	725,964
CSC Holdings LLC 6.5% 2/1/2029 (d)		510,000	401,950
CSC Holdings LLC 7.5% 4/1/2028 (d)		970,000	781,267
Directv Financing LLC / Directv Financing Co-Obligor Inc 10% 2/15/2031 (d)		895,000	889,737
Directv Financing LLC / Directv Financing Co-Obligor Inc 5.875% 8/15/2027 (d)		117,804	117,214
DISH DBS Corp 5.125% 6/1/2029		1,858,000	1,533,780
DISH DBS Corp 5.25% 12/1/2026 (d)		1,120,000	1,086,442
DISH DBS Corp 5.75% 12/1/2028 (d)		1,397,000	1,314,597
DISH DBS Corp 7.375% 7/1/2028		715,000	647,074
DISH DBS Corp 7.75% 7/1/2026		1,445,000	1,405,263
DISH Network Corp 11.75% 11/15/2027 (d)		1,143,000	1,208,458
Dotdash Meredith Inc 7.625% 6/15/2032 (d)		85,000	83,275
EchoStar Corp 10.75% 11/30/2029		2,235,000	2,405,419
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (c)		2,353,308	2,321,703
EW Scripps Co/The 9.875% 8/15/2030 (d)		655,000	615,725
Gray Media Inc 5.375% 11/15/2031 (d)		728,000	536,735
Gray Media Inc 7.25% 8/15/2033 (d)		115,000	113,294
Gray Media Inc 9.625% 7/15/2032 (d)		995,000	1,000,087
iHeartCommunications Inc 7.75% 8/15/2030 (d)		200,000	158,691
Lamar Media Corp 4.875% 1/15/2029		822,000	810,921
Midcontinent Communications 8% 8/15/2032 (d)		725,000	755,304
News Corp 3.875% 5/15/2029 (d)		75,000	72,424
Outfront Media Capital LLC / Outfront Media Capital Corp 7.375% 2/15/2031 (d)		210,000	221,597
Radiate Holdco LLC / Radiate Finance Inc 6% 3/25/2030 pay-in-kind (c)(d)		639,100	398,888
Scripps Escrow II Inc 3.875% 1/15/2029 (d)		214,000	189,549
Sinclair Television Group Inc 8.125% 2/15/2033 (d)		285,000	291,983
Sirius XM Radio LLC 4% 7/15/2028 (d)		1,740,000	1,679,245
Stagwell Global LLC 5.625% 8/15/2029 (d)		1,735,000	1,673,431
Univision Communications Inc 7.375% 6/30/2030 (d)		50,000	50,273
Univision Communications Inc 8% 8/15/2028 (d)		490,000	508,584
Univision Communications Inc 8.5% 7/31/2031 (d)		3,093,000	3,187,216
Univision Communications Inc 9.375% 8/1/2032 (d)		1,910,000	2,011,406
Warnermedia Holdings Inc 4.279% 3/15/2032		600,000	517,800
Warnermedia Holdings Inc 5.05% 3/15/2042		500,000	336,875
Warnermedia Holdings Inc 5.141% 3/15/2052		1,150,000	715,657
			55,536,205
TOTAL COMMUNICATION SERVICES			75,622,175

Consumer Discretionary - 5.6%
Automobile Components - 0.5%
Adient Global Holdings Ltd 7% 4/15/2028 (d)		200,000	205,692
Adient Global Holdings Ltd 7.5% 2/15/2033 (d)		215,000	223,911
Adient Global Holdings Ltd 8.25% 4/15/2031 (d)		1,410,000	1,484,703
American Axle & Manufacturing Inc 6.5% 4/1/2027		200,000	200,934
Clarios Global LP / Clarios US Finance Co 6.75% 2/15/2030 (d)		545,000	564,740
Clarios Global LP / Clarios US Finance Co 6.75% 5/15/2028 (d)		450,000	460,044
Clarios Global LP / Clarios US Finance Co 8.5% 5/15/2027 (d)		1,010,000	1,014,250
Dana Financing Luxembourg Sarl 8.5% 7/15/2031 (d)	EUR	601,000	760,628
Dana Financing Luxembourg Sarl 8.5% 7/15/2031 (n)	EUR	100,000	126,560
Dana Inc 5.375% 11/15/2027		150,000	149,761
Dana Inc 5.625% 6/15/2028		150,000	149,916
Garrett Motion Holdings Inc / Garrett LX I Sarl 7.75% 5/31/2032 (d)		240,000	250,959
Hertz Corp/The 12.625% 7/15/2029 (d)		75,000	77,940
Hertz Corp/The 4.625% 12/1/2026 (d)		95,000	88,059
JB Poindexter & Co Inc 8.75% 12/15/2031 (d)		300,000	309,837
Nesco Holdings II Inc 5.5% 4/15/2029 (d)		346,000	337,545
Patrick Industries Inc 4.75% 5/1/2029 (d)		125,000	122,614
Patrick Industries Inc 6.375% 11/1/2032 (d)		280,000	284,033
Phinia Inc 6.625% 10/15/2032 (d)		105,000	107,838
Phinia Inc 6.75% 4/15/2029 (d)		115,000	118,709
Tenneco Inc 8% 11/17/2028 (d)		1,275,000	1,274,972
			8,313,645
Automobiles - 0.2%
Ford Motor Co 4.75% 1/15/2043		213,000	164,893
Nissan Motor Acceptance Co LLC 7.05% 9/15/2028 (d)		315,000	325,906
PM General Purchaser LLC 9.5% 10/1/2028 (d)		570,000	449,704
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC 10% 1/15/2031 (d)		3,075,000	2,905,537
			3,846,040
Broadline Retail - 0.3%
GrubHub Holdings Inc 5.5% 7/1/2027 (d)		280,000	279,036
LSF9 Atlantis Holdings LLC / Victra Finance Corp 8.75% 9/15/2029 (d)		445,000	465,365
Match Group Holdings II LLC 3.625% 10/1/2031 (d)		435,000	392,633
Match Group Holdings II LLC 4.125% 8/1/2030 (d)		1,639,000	1,543,286
Match Group Holdings II LLC 5.625% 2/15/2029 (d)		710,000	710,636
Match Group Holdings II LLC 6.125% 9/15/2033 (d)		732,000	740,050
Nordstrom Inc 4.25% 8/1/2031		70,000	61,663
Nordstrom Inc 4.375% 4/1/2030		45,000	41,442
Saks Global Enterprises LLC 11% 12/15/2029 (d)		398,724	157,456
Wayfair LLC 7.25% 10/31/2029 (d)		689,000	702,524
Wayfair LLC 7.75% 9/15/2030 (d)		910,000	940,171
			6,034,262
Distributors - 0.1%
Velocity Vehicle Group LLC 8% 6/1/2029 (d)		75,000	76,014
Windsor Holdings III LLC 8.5% 6/15/2030 (d)		1,450,000	1,540,883
			1,616,897
Diversified Consumer Services - 0.2%
Adtalem Global Education Inc 5.5% 3/1/2028 (d)		162,000	161,320
Service Corp International/US 3.375% 8/15/2030		275,000	254,104
Service Corp International/US 4% 5/15/2031		250,000	235,041
Service Corp International/US 5.75% 10/15/2032		85,000	85,845
Sotheby's 7.375% 10/15/2027 (d)		490,000	484,606
StoneMor Inc 8.5% 5/15/2029 (d)		635,000	612,603
TKC Holdings Inc 10.5% 5/15/2029 (d)		515,000	525,807
TKC Holdings Inc 6.875% 5/15/2028 (d)		190,000	190,860
WASH Multifamily Acquisition Inc 5.75% 4/15/2026 (d)		990,000	989,447
			3,539,633
Hotels, Restaurants & Leisure - 2.5%
BCPE Flavor Debt Merger Sub LLC and BCPE Flavor Issuer Inc 9.5% 7/1/2032 (d)		357,000	370,239
Boyd Gaming Corp 4.75% 6/15/2031 (d)		500,000	481,239
Brinker International Inc 8.25% 7/15/2030 (d)		400,000	425,332
Caesars Entertainment Inc 4.625% 10/15/2029 (d)		875,000	834,350
Caesars Entertainment Inc 6% 10/15/2032 (d)		315,000	308,842
Caesars Entertainment Inc 6.5% 2/15/2032 (d)		685,000	702,251
Caesars Entertainment Inc 7% 2/15/2030 (d)		1,500,000	1,551,177
Carnival Corp 4% 8/1/2028 (d)		900,000	883,926
Carnival Corp 5.75% 3/15/2030 (d)		550,000	563,835
Carnival Corp 5.75% 8/1/2032 (d)		510,000	518,925
Carnival Corp 5.875% 6/15/2031 (d)		500,000	512,573
Carnival Corp 6% 5/1/2029 (d)		353,000	357,576
Carnival Corp 6.125% 2/15/2033 (d)		1,155,000	1,186,057
CCM Merger Inc 6.375% 5/1/2026 (d)		100,000	100,096
CEC Entertainment LLC 6.75% 5/1/2026 (d)		460,000	458,126
Churchill Downs Inc 5.75% 4/1/2030 (d)		1,045,000	1,045,165
Churchill Downs Inc 6.75% 5/1/2031 (d)		895,000	919,859
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 6.75% 1/15/2030 (d)		2,120,000	1,993,754
Hilton Domestic Operating Co Inc 3.625% 2/15/2032 (d)		1,315,000	1,200,289
Hilton Domestic Operating Co Inc 5.75% 9/15/2033 (d)		265,000	267,186
Hilton Domestic Operating Co Inc 5.875% 3/15/2033 (d)		545,000	556,190
Hilton Domestic Operating Co Inc 5.875% 4/1/2029 (d)		325,000	330,949
Hilton Domestic Operating Co Inc 6.125% 4/1/2032 (d)		1,335,000	1,371,115
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 6.625% 1/15/2032 (d)		330,000	336,731
Jacobs Entertainment Inc 6.75% 2/15/2029 (d)		275,000	266,660
Jacobs Entertainment Inc 6.75% 2/15/2029 (d)		250,000	241,168
Life Time Inc 6% 11/15/2031 (d)		775,000	783,243
Light & Wonder International Inc 7.25% 11/15/2029 (d)		2,035,000	2,087,709
Light & Wonder International Inc 7.5% 9/1/2031 (d)		335,000	349,695
Lindblad Expeditions LLC 7% 9/15/2030 (d)		325,000	332,833
MajorDrive Holdings IV LLC 6.375% 6/1/2029 (d)		319,000	256,538
MGM Resorts International 4.75% 10/15/2028		551,000	547,651
MGM Resorts International 5.5% 4/15/2027		337,000	338,920
MGM Resorts International 6.125% 9/15/2029		185,000	188,995
MGM Resorts International 6.5% 4/15/2032		925,000	949,282
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp 4.875% 5/1/2029 (d)		1,200,000	1,160,901
Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC 11.875% 4/15/2031 (d)		215,000	226,490
Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC 8.25% 4/15/2030 (d)		245,000	253,184
NCL Corp Ltd 5.875% 2/15/2027 (d)		425,000	425,893
NCL Corp Ltd 5.875% 3/15/2026 (d)		107,000	107,254
NCL Corp Ltd 6.25% 3/1/2030 (d)		225,000	228,330
NCL Corp Ltd 6.75% 2/1/2032 (d)		1,245,000	1,283,985
NCL Corp Ltd 7.75% 2/15/2029 (d)		1,380,000	1,474,276
NCL Corp Ltd 8.125% 1/15/2029 (d)		468,000	492,148
NCL Finance Ltd 6.125% 3/15/2028 (d)		425,000	431,022
Penn Entertainment Inc 5.625% 1/15/2027 (d)		700,000	699,299
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp 5.875% 9/1/2031 (d)		100,000	58,000
Rivers Enterprise Borrower LLC / Rivers Enterprise Finance Corp 6.625% 2/1/2033 (d)		435,000	439,863
Royal Caribbean Cruises Ltd 4.25% 7/1/2026 (d)		160,000	159,712
Royal Caribbean Cruises Ltd 5.375% 7/15/2027 (d)		192,000	193,567
Royal Caribbean Cruises Ltd 5.625% 9/30/2031 (d)		515,000	523,229
Royal Caribbean Cruises Ltd 6% 2/1/2033 (d)		2,000,000	2,051,942
SeaWorld Parks & Entertainment Inc 5.25% 8/15/2029 (d)		1,210,000	1,187,641
Six Flags Entertainment Corp / Canada's Wonderland Co / Magnum Management Corp 5.25% 7/15/2029		917,000	887,862
Six Flags Entertainment Corp 7.25% 5/15/2031 (d)		1,750,000	1,758,384
Station Casinos LLC 6.625% 3/15/2032 (d)		170,000	174,850
Travel + Leisure Co 6.125% 9/1/2033 (d)		130,000	130,474
Viking Cruises Ltd 5.875% 9/15/2027 (d)		455,000	454,396
Viking Cruises Ltd 7% 2/15/2029 (d)		250,000	251,705
Viking Cruises Ltd 9.125% 7/15/2031 (d)		205,000	220,868
Viking Ocean Cruises Ship VII Ltd 5.625% 2/15/2029 (d)		475,000	474,680
Voyager Parent LLC 9.25% 7/1/2032 (d)		1,425,000	1,503,905
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 5.125% 10/1/2029 (d)		400,000	399,236
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 6.25% 3/15/2033 (d)		175,000	177,153
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 7.125% 2/15/2031 (d)		205,000	220,665
Yum! Brands Inc 4.625% 1/31/2032		755,000	729,803
Yum! Brands Inc 5.375% 4/1/2032		90,000	90,539
Yum! Brands Inc 6.875% 11/15/2037		850,000	924,634
			43,414,366
Household Durables - 0.6%
Ashton Woods USA LLC / Ashton Woods Finance Co 4.625% 4/1/2030 (d)		622,000	586,878
Ashton Woods USA LLC / Ashton Woods Finance Co 4.625% 8/1/2029 (d)		175,000	167,768
Ashton Woods USA LLC / Ashton Woods Finance Co 6.625% 1/15/2028 (d)		25,000	25,124
Ashton Woods USA LLC / Ashton Woods Finance Co 6.875% 8/1/2033 (d)		420,000	420,825
Beazer Homes USA Inc 5.875% 10/15/2027		225,000	224,567
Beazer Homes USA Inc 7.25% 10/15/2029		1,050,000	1,060,870
Beazer Homes USA Inc 7.5% 3/15/2031 (d)		583,000	592,533
KB Home 4.8% 11/15/2029		725,000	711,881
LGI Homes Inc 4% 7/15/2029 (d)		110,000	100,548
LGI Homes Inc 7% 11/15/2032 (d)		740,000	721,689
LGI Homes Inc 8.75% 12/15/2028 (d)		25,000	26,186
M/I Homes Inc 4.95% 2/1/2028		385,000	380,963
New Home Co Inc/The 8.5% 11/1/2030 (d)		280,000	290,407
New Home Co Inc/The 9.25% 10/1/2029 (d)		30,000	31,681
Newell Brands Inc 6.375% 5/15/2030		867,000	855,599
Newell Brands Inc 6.625% 5/15/2032		382,000	373,105
Newell Brands Inc 6.625% 9/15/2029		100,000	100,486
Newell Brands Inc 6.875% 4/1/2036 (p)		45,000	43,973
Newell Brands Inc 7% 4/1/2046 (p)		365,000	317,178
Newell Brands Inc 8.5% 6/1/2028 (d)		1,451,000	1,531,858
STL Holding Co LLC 8.75% 2/15/2029 (d)		300,000	314,238
SWF Holdings I Corp 6.5% 10/1/2029 (d)		25,000	10,000
TopBuild Corp 4.125% 2/15/2032 (d)		510,000	475,323
Tri Pointe Homes Inc 5.7% 6/15/2028		455,000	462,363
Whirlpool Corp 5.75% 3/1/2034		25,000	24,246
Whirlpool Corp 6.125% 6/15/2030		585,000	591,503
Whirlpool Corp 6.5% 6/15/2033		859,000	865,004
			11,306,796
Specialty Retail - 1.1%
Advance Auto Parts Inc 7% 8/1/2030 (d)		785,000	805,510
Advance Auto Parts Inc 7.375% 8/1/2033 (d)		710,000	727,750
Arko Corp 5.125% 11/15/2029 (d)		430,000	363,313
Bath & Body Works Inc 6.625% 10/1/2030 (d)		2,110,000	2,166,107
Carvana Co 4.875% 9/1/2029 (d)		242,000	220,251
Carvana Co 5.5% 4/15/2027 (d)		220,000	214,775
Carvana Co 5.625% 10/1/2025 (d)		595,000	593,513
Carvana Co 5.875% 10/1/2028 (d)		160,000	152,874
Carvana Co 9% 12/1/2028 pay-in-kind (c)(d)		758,073	775,334
Carvana Co 9% 6/1/2030 pay-in-kind (c)(d)		1,613,846	1,688,154
Carvana Co 9% 6/1/2031 pay-in-kind (c)(d)		3,468,939	3,935,817
Champions Financing Inc 8.75% 2/15/2029 (d)		135,000	129,156
Gap Inc/The 3.875% 10/1/2031 (d)		600,000	540,791
LBM Acquisition LLC 6.25% 1/15/2029 (d)		750,000	688,037
LBM Acquisition LLC 9.5% 6/15/2031 (d)		650,000	681,213
LCM Investments Holdings II LLC 4.875% 5/1/2029 (d)		425,000	417,357
Lithia Motors Inc 3.875% 6/1/2029 (d)		25,000	23,972
Mavis Tire Express Services Topco Corp 6.5% 5/15/2029 (d)		1,625,000	1,623,350
Park River Holdings Inc 5.625% 2/1/2029 (d)		350,000	327,281
Park River Holdings Inc 6.75% 8/1/2029 (d)		550,000	519,438
PetSmart LLC / PetSmart Finance Corp 7.5% 9/15/2032 (d)		860,000	851,073
Sally Holdings LLC / Sally Capital Inc 6.75% 3/1/2032		495,000	513,559
SGUS LLC 11% 12/15/2029 (d)		168,912	148,471
Staples Inc 10.75% 9/1/2029 (d)		860,000	823,450
Staples Inc 12.75% 1/15/2030 (d)		293,925	209,217
Valvoline Inc 3.625% 6/15/2031 (d)		250,000	228,035
Wand NewCo 3 Inc 7.625% 1/30/2032 (d)		1,271,000	1,344,736
			20,712,534
Textiles, Apparel & Luxury Goods - 0.1%
Kontoor Brands Inc 4.125% 11/15/2029 (d)		650,000	612,676
Under Armour Inc 7.25% 7/15/2030 (d)		340,000	339,472
William Carter Co/The 5.625% 3/15/2027 (d)		75,000	74,849
Wolverine World Wide Inc 4% 8/15/2029 (d)		1,086,000	998,712
			2,025,709
TOTAL CONSUMER DISCRETIONARY			100,809,882

Consumer Staples - 0.7%
Beverages - 0.0%
Primo Water Holdings Inc / Triton Water Holdings Inc 6.25% 4/1/2029 (d)		405,000	407,132
Consumer Staples Distribution & Retail - 0.2%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 3.5% 3/15/2029 (d)		785,000	746,350
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.625% 1/15/2027 (d)		25,000	24,847
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.875% 2/15/2030 (d)		348,000	342,725
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 6.25% 3/15/2033 (d)		260,000	265,952
C&S Group Enterprises LLC 5% 12/15/2028 (d)		445,000	404,614
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (d)		617,000	649,528
Performance Food Group Inc 6.125% 9/15/2032 (d)		753,000	770,708
US Foods Inc 5.75% 4/15/2033 (d)		170,000	170,555
US Foods Inc 6.875% 9/15/2028 (d)		95,000	97,879
US Foods Inc 7.25% 1/15/2032 (d)		215,000	225,750
			3,698,908
Food Products - 0.5%
B&G Foods Inc 5.25% 9/15/2027		940,000	898,901
B&G Foods Inc 8% 9/15/2028 (d)		840,000	825,610
Chobani Holdco II LLC 9.5% 10/1/2029 pay-in-kind (c)(d)		972,657	1,049,872
Chobani LLC / Chobani Finance Corp Inc 7.625% 7/1/2029 (d)		595,000	621,191
Darling Ingredients Inc 6% 6/15/2030 (d)		875,000	884,488
Fiesta Purchaser Inc 7.875% 3/1/2031 (d)		150,000	159,188
Fiesta Purchaser Inc 9.625% 9/15/2032 (d)		75,000	80,581
Lamb Weston Holdings Inc 4.125% 1/31/2030 (d)		985,000	944,371
Lamb Weston Holdings Inc 4.375% 1/31/2032 (d)		360,000	338,654
Post Holdings Inc 4.5% 9/15/2031 (d)		525,000	489,735
Post Holdings Inc 4.625% 4/15/2030 (d)		599,000	577,666
Post Holdings Inc 6.25% 10/15/2034 (d)		300,000	301,777
Post Holdings Inc 6.25% 2/15/2032 (d)		590,000	606,087
Post Holdings Inc 6.375% 3/1/2033 (d)		840,000	848,529
TreeHouse Foods Inc 4% 9/1/2028		370,000	343,689
			8,970,339
Household Products - 0.0%
Energizer Holdings Inc 4.75% 6/15/2028 (d)		209,000	205,515
Resideo Funding Inc 6.5% 7/15/2032 (d)		72,000	73,518
			279,033
TOTAL CONSUMER STAPLES			13,355,412

Energy - 4.3%
Energy Equipment & Services - 0.5%
Diamond Foreign Asset Co / Diamond Finance LLC 8.5% 10/1/2030 (d)		160,000	169,714
Nabors Industries Inc 7.375% 5/15/2027 (d)		350,000	355,833
Nabors Industries Inc 8.875% 8/15/2031 (d)		355,000	319,717
Nabors Industries Inc 9.125% 1/31/2030 (d)		540,000	553,355
Nabors Industries Ltd 7.5% 1/15/2028 (d)		680,000	682,573
Noble Finance II LLC 8% 4/15/2030 (d)		315,000	326,118
Star Holding LLC 8.75% 8/1/2031 (d)		165,000	164,394
Tidewater Inc 9.125% 7/15/2030 (d)		100,000	106,699
Transocean Aquila Ltd 8% 9/30/2028 (d)		28,538	29,303
Transocean Inc 6.8% 3/15/2038		185,000	145,547
Transocean Inc 8.25% 5/15/2029 (d)		1,230,000	1,189,748
Transocean Inc 8.5% 5/15/2031 (d)		1,155,000	1,085,208
Transocean Inc 8.75% 2/15/2030 (d)		1,905,000	2,016,797
Transocean International Ltd 8% 2/1/2027 (d)		816,000	814,560
USA Compression Partners LP / USA Compression Finance Corp 6.875% 9/1/2027		466,000	466,099
Valaris Ltd 8.375% 4/30/2030 (d)		990,000	1,030,675
			9,456,340
Oil, Gas & Consumable Fuels - 3.8%
Aethon United BR LP / Aethon United Finance Corp 7.5% 10/1/2029 (d)		982,000	1,024,268
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.375% 6/15/2029 (d)		321,000	319,085
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 1/15/2028 (d)		465,000	466,282
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 3/1/2027 (d)		60,000	59,985
Antero Midstream Partners LP / Antero Midstream Finance Corp 6.625% 2/1/2032 (d)		340,000	351,628
Ascent Resources Utica Holdings LLC / ARU Finance Corp 6.625% 10/15/2032 (d)		310,000	315,582
Ascent Resources Utica Holdings LLC / ARU Finance Corp 6.625% 7/15/2033 (d)		565,000	573,535
Ascent Resources Utica Holdings LLC / ARU Finance Corp 9% 11/1/2027 (d)		365,000	441,194
Blue Racer Midstream LLC / Blue Racer Finance Corp 7% 7/15/2029 (d)		50,000	52,018
Blue Racer Midstream LLC / Blue Racer Finance Corp 7.25% 7/15/2032 (d)		95,000	100,817
California Resources Corp 7.125% 2/1/2026 (d)		92,000	91,697
California Resources Corp 8.25% 6/15/2029 (d)		854,000	882,332
Calumet Specialty Products Partners LP / Calumet Finance Corp 8.125% 1/15/2027 (d)		260,000	259,330
Calumet Specialty Products Partners LP / Calumet Finance Corp 9.75% 7/15/2028 (d)		607,000	595,764
CITGO Petroleum Corp 6.375% 6/15/2026 (d)		1,046,000	1,045,335
CITGO Petroleum Corp 8.375% 1/15/2029 (d)		300,000	312,874
Civitas Resources Inc 8.375% 7/1/2028 (d)		640,000	664,651
Civitas Resources Inc 8.625% 11/1/2030 (d)		1,180,000	1,228,431
Civitas Resources Inc 8.75% 7/1/2031 (d)		515,000	529,792
Civitas Resources Inc 9.625% 6/15/2033 (d)		945,000	1,000,227
CNX Midstream Partners LP 4.75% 4/15/2030 (d)		110,000	104,343
CNX Resources Corp 7.25% 3/1/2032 (d)		665,000	690,035
CNX Resources Corp 7.375% 1/15/2031 (d)		130,000	134,825
Comstock Resources Inc 5.875% 1/15/2030 (d)		1,445,000	1,356,162
Comstock Resources Inc 6.75% 3/1/2029 (d)		1,905,000	1,878,035
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/2033 (d)		675,000	723,891
Crescent Energy Finance LLC 7.375% 1/15/2033 (d)		2,481,000	2,424,108
Crescent Energy Finance LLC 7.625% 4/1/2032 (d)		1,335,000	1,329,571
Crescent Energy Finance LLC 8.375% 1/15/2034 (d)		145,000	147,144
Crescent Energy Finance LLC 9.25% 2/15/2028 (d)		721,000	750,257
CVR Energy Inc 8.5% 1/15/2029 (d)		445,000	449,794
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.125% 6/1/2028 (d)		715,000	717,750
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.375% 6/30/2033 (d)		50,000	50,032
Delek Logistics Partners LP / Delek Logistics Finance Corp 8.625% 3/15/2029 (d)		370,000	386,764
Energy Transfer LP 6.5% 2/15/2056 (c)		26,000	25,830
Energy Transfer LP 6.75% 2/15/2056 (c)		26,000	25,873
Energy Transfer LP 7.375% 2/1/2031 (d)		95,000	99,377
EQT Corp 7.5% 6/1/2027 (d)		250,000	254,574
EQT Corp 7.5% 6/1/2030 (d)		115,000	126,677
Excelerate Energy LP 8% 5/15/2030 (d)		225,000	239,600
Expand Energy Corp 4.75% 2/1/2032		125,000	121,667
Expand Energy Corp 5.375% 3/15/2030		195,000	196,967
Expand Energy Corp 5.875% 2/1/2029 (d)		40,000	40,176
Expand Energy Corp 6.75% 4/15/2029 (d)		40,000	40,435
Genesis Energy LP / Genesis Energy Finance Corp 8% 5/15/2033		560,000	584,949
Global Partners LP / GLP Finance Corp 6.875% 1/15/2029		298,000	301,995
Global Partners LP / GLP Finance Corp 7.125% 7/1/2033 (d)		210,000	214,934
Global Partners LP / GLP Finance Corp 8.25% 1/15/2032 (d)		505,000	530,882
Gulfport Energy Operating Corp 6.75% 9/1/2029 (d)		565,000	578,033
Harvest Midstream I LP 7.5% 5/15/2032 (d)		115,000	118,406
Harvest Midstream I LP 7.5% 9/1/2028 (d)		745,000	753,002
Hess Midstream Operations LP 5.5% 10/15/2030 (d)		120,000	120,652
Hess Midstream Operations LP 5.875% 3/1/2028 (d)		325,000	330,449
Hess Midstream Operations LP 6.5% 6/1/2029 (d)		90,000	93,056
Hilcorp Energy I LP / Hilcorp Finance Co 5.75% 2/1/2029 (d)		200,000	197,414
Hilcorp Energy I LP / Hilcorp Finance Co 6% 2/1/2031 (d)		1,000,000	962,242
Hilcorp Energy I LP / Hilcorp Finance Co 6.25% 11/1/2028 (d)		810,000	814,257
Hilcorp Energy I LP / Hilcorp Finance Co 6.25% 4/15/2032 (d)		610,000	583,961
Hilcorp Energy I LP / Hilcorp Finance Co 6.875% 5/15/2034 (d)		75,000	71,990
Hilcorp Energy I LP / Hilcorp Finance Co 7.25% 2/15/2035 (d)		2,210,000	2,156,342
Hilcorp Energy I LP / Hilcorp Finance Co 8.375% 11/1/2033 (d)		1,560,000	1,628,946
Howard Midstream Energy Partners LLC 6.625% 1/15/2034 (d)		305,000	309,984
Howard Midstream Energy Partners LLC 7.375% 7/15/2032 (d)		120,000	125,138
Kinetik Holdings LP 5.875% 6/15/2030 (d)		1,865,000	1,880,974
Kinetik Holdings LP 6.625% 12/15/2028 (d)		1,610,000	1,656,395
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp 6.875% 12/1/2032 (d)		625,000	642,114
Matador Resources Co 6.5% 4/15/2032 (d)		730,000	740,643
Moss Creek Resources Holdings Inc 8.25% 9/1/2031 (d)		270,000	267,022
New Fortress Energy Inc 6.5% 9/30/2026 (d)		137,000	47,949
NGL Energy Operating LLC / NGL Energy Finance Corp 8.125% 2/15/2029 (d)		535,000	545,731
NGL Energy Operating LLC / NGL Energy Finance Corp 8.375% 2/15/2032 (d)		1,540,000	1,564,432
Northern Oil & Gas Inc 8.125% 3/1/2028 (d)		340,000	342,564
Northern Oil & Gas Inc 8.75% 6/15/2031 (d)		90,000	92,460
Occidental Petroleum Corp 7.95% 6/15/2039		1,050,000	1,197,354
PBF Holding Co LLC / PBF Finance Corp 6% 2/15/2028		25,000	24,556
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (d)		830,000	803,680
PBF Holding Co LLC / PBF Finance Corp 9.875% 3/15/2030 (d)		345,000	356,192
Permian Resources Operating LLC 5.875% 7/1/2029 (d)		181,000	181,000
Permian Resources Operating LLC 6.25% 2/1/2033 (d)		870,000	886,186
Permian Resources Operating LLC 7% 1/15/2032 (d)		640,000	663,558
Permian Resources Operating LLC 8% 4/15/2027 (d)		100,000	101,868
Permian Resources Operating LLC 9.875% 7/15/2031 (d)		432,000	468,956
Prairie Acquiror LP 9% 8/1/2029 (d)		490,000	510,881
Range Resources Corp 4.75% 2/15/2030 (d)		530,000	517,010
Range Resources Corp 8.25% 1/15/2029		300,000	307,876
Rockies Express Pipeline LLC 4.8% 5/15/2030 (d)		280,000	272,636
Rockies Express Pipeline LLC 6.75% 3/15/2033 (d)		595,000	621,524
Rockies Express Pipeline LLC 6.875% 4/15/2040 (d)		370,000	372,512
Rockies Express Pipeline LLC 7.5% 7/15/2038 (d)		200,000	206,382
SM Energy Co 6.75% 8/1/2029 (d)		120,000	121,196
Sunoco LP / Sunoco Finance Corp 4.5% 4/30/2030		200,000	193,274
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029		610,000	594,593
Sunoco LP / Sunoco Finance Corp 5.875% 3/15/2028		210,000	210,736
Sunoco LP 6.25% 7/1/2033 (d)		515,000	526,343
Sunoco LP 7% 5/1/2029 (d)		630,000	654,247
Sunoco LP 7.25% 5/1/2032 (d)		1,359,000	1,437,658
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 5.5% 1/15/2028 (d)		273,000	272,541
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 12/31/2030 (d)		2,195,000	2,162,510
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 3/1/2027 (d)		425,000	424,466
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 9/1/2031 (d)		3,285,000	3,227,403
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 7.375% 2/15/2029 (d)		960,000	989,130
Talos Production Inc 9% 2/1/2029 (d)		95,000	97,793
Talos Production Inc 9.375% 2/1/2031 (d)		100,000	103,628
TransMontaigne Partners LLC 8.5% 6/15/2030 (d)		199,000	209,319
Venture Global Calcasieu 4.125% 8/15/2031 (d)		350,000	328,615
Venture Global Calcasieu 6.25% 1/15/2030 (d)		250,000	260,340
Venture Global LNG Inc 7% 1/15/2030 (d)		190,000	195,785
Venture Global LNG Inc 8.375% 6/1/2031 (d)		323,000	338,884
Venture Global LNG Inc 9.5% 2/1/2029 (d)		1,615,000	1,775,554
Venture Global LNG Inc 9.875% 2/1/2032 (d)		680,000	740,438
Venture Global Plaquemines LNG LLC 6.5% 1/15/2034 (d)		1,840,000	1,920,900
Venture Global Plaquemines LNG LLC 6.75% 1/15/2036 (d)		1,705,000	1,789,312
Venture Global Plaquemines LNG LLC 7.5% 5/1/2033 (d)		730,000	800,717
Venture Global Plaquemines LNG LLC 7.75% 5/1/2035 (d)		1,160,000	1,291,595
Vital Energy Inc 7.875% 4/15/2032 (d)		140,000	137,941
Vital Energy Inc 9.75% 10/15/2030		50,000	52,038
			69,234,757
TOTAL ENERGY			78,691,097

Financials - 4.9%
Banks - 0.1%
HAT Holdings I LLC / HAT Holdings II LLC 3.375% 6/15/2026 (d)		41,000	40,438
HAT Holdings I LLC / HAT Holdings II LLC 8% 6/15/2027 (d)		592,000	614,049
Western Alliance Bancorp 3% 6/15/2031 (c)		601,000	570,733
			1,225,220
Capital Markets - 0.4%
BroadStreet Partners Inc 5.875% 4/15/2029 (d)		250,000	248,625
Focus Financial Partners LLC 6.75% 9/15/2031 (d)		494,000	510,487
Hightower Holding LLC 6.75% 4/15/2029 (d)		100,000	99,658
Hightower Holding LLC 9.125% 1/31/2030 (d)		415,000	445,643
Jane Street Group / JSG Finance Inc 6.125% 11/1/2032 (d)		1,915,000	1,923,852
Jane Street Group / JSG Finance Inc 6.75% 5/1/2033 (d)		1,565,000	1,617,202
Jane Street Group / JSG Finance Inc 7.125% 4/30/2031 (d)		1,662,000	1,736,379
Jefferies Finance LLC / JFIN Co-Issuer Corp 5% 8/15/2028 (d)		70,000	67,932
Jefferies Finance LLC / JFIN Co-Issuer Corp 6.625% 10/15/2031 (d)		425,000	426,173
Stonex Escrow Issuer LLC 6.875% 7/15/2032 (d)		125,000	128,486
VFH Parent LLC / Valor Co-Issuer Inc 7.5% 6/15/2031 (d)		153,000	160,599
			7,365,036
Consumer Finance - 1.1%
Ally Financial Inc 6.646% 1/17/2040 (c)		401,000	397,953
Ally Financial Inc 6.7% 2/14/2033		738,000	766,382
Bread Financial Holdings Inc 8.375% 6/15/2035 (c)(d)		175,000	180,668
Capstone Borrower Inc 8% 6/15/2030 (d)		845,000	884,776
Cobra AcquisitionCo LLC 12.25% 11/1/2029 (d)		310,000	321,119
Cobra AcquisitionCo LLC 6.375% 11/1/2029 (d)		730,000	634,396
Encore Capital Group Inc 8.5% 5/15/2030 (d)		545,000	575,999
Encore Capital Group Inc 9.25% 4/1/2029 (d)		195,000	205,898
Ford Motor Credit Co LLC 2.7% 8/10/2026		475,000	465,486
Ford Motor Credit Co LLC 5.8% 3/8/2029		400,000	404,438
LFS Topco LLC 8.75% 7/15/2030 (d)		305,000	298,359
Navient Corp 11.5% 3/15/2031		1,135,000	1,281,245
Navient Corp 4.875% 3/15/2028		215,000	210,855
Navient Corp 5% 3/15/2027		615,000	610,538
Navient Corp 5.5% 3/15/2029		130,000	128,538
Navient Corp 5.625% 8/1/2033		1,653,000	1,509,323
Navient Corp 6.75% 6/15/2026		425,000	429,641
Navient Corp 7.875% 6/15/2032		1,045,000	1,102,637
Navient Corp 9.375% 7/25/2030		1,350,000	1,491,201
OneMain Finance Corp 3.5% 1/15/2027		315,000	308,273
OneMain Finance Corp 3.875% 9/15/2028		1,970,000	1,888,440
OneMain Finance Corp 4% 9/15/2030		250,000	231,093
OneMain Finance Corp 5.375% 11/15/2029		125,000	123,596
OneMain Finance Corp 6.125% 5/15/2030		1,065,000	1,080,218
OneMain Finance Corp 6.625% 1/15/2028		71,000	72,794
OneMain Finance Corp 6.625% 5/15/2029		290,000	298,203
OneMain Finance Corp 6.75% 3/15/2032		515,000	527,219
OneMain Finance Corp 7.125% 11/15/2031		510,000	529,872
OneMain Finance Corp 7.125% 9/15/2032		380,000	395,679
OneMain Finance Corp 7.5% 5/15/2031		940,000	985,397
PRA Group Inc 5% 10/1/2029 (d)		225,000	211,414
PRA Group Inc 8.875% 1/31/2030 (d)		568,000	596,603
PROG Holdings Inc 6% 11/15/2029 (d)		970,000	942,016
RFNA LP 7.875% 2/15/2030 (d)		160,000	165,592
SLM Corp 6.5% 1/31/2030		220,000	230,231
			20,486,092
Financial Services - 1.9%
Azorra Finance Ltd 7.25% 1/15/2031 (d)		410,000	423,448
Azorra Finance Ltd 7.75% 4/15/2030 (d)		185,000	194,157
Block Inc 3.5% 6/1/2031		750,000	692,854
Block Inc 5.625% 8/15/2030 (d)		435,000	444,658
Block Inc 6% 8/15/2033 (d)		335,000	343,927
Block Inc 6.5% 5/15/2032		671,000	695,243
Boost Newco Borrower LLC 7.5% 1/15/2031 (d)		2,895,000	3,071,416
Burford Capital Global Finance LLC 7.5% 7/15/2033 (d)		265,000	270,830
Clue Opco LLC 9.5% 10/15/2031 (d)		1,170,000	1,245,588
Freedom Fdg Center LLC 13% 8/10/2037 (d)(g)(q)		293,000	293,000
Freedom Mortgage Corp 12% 10/1/2028 (d)		50,000	53,402
Freedom Mortgage Corp 12.25% 10/1/2030 (d)		275,000	304,995
Freedom Mortgage Corp 6.625% 1/15/2027 (d)		535,000	536,318
Freedom Mortgage Holdings LLC 8.375% 4/1/2032 (d)		150,000	154,708
Freedom Mortgage Holdings LLC 9.125% 5/15/2031 (d)		125,000	131,488
Freedom Mortgage Holdings LLC 9.25% 2/1/2029 (d)		135,000	141,088
HA Sustainable Infrastructure Capital Inc 6.375% 7/1/2034		1,130,000	1,120,206
Icahn Enterprises LP / Icahn Enterprises Finance Corp 10% 11/15/2029 (d)		358,000	354,378
Icahn Enterprises LP / Icahn Enterprises Finance Corp 4.375% 2/1/2029		1,270,000	1,068,882
Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.25% 5/15/2027		45,000	43,898
Icahn Enterprises LP / Icahn Enterprises Finance Corp 6.25% 5/15/2026		556,000	555,078
Icahn Enterprises LP / Icahn Enterprises Finance Corp 9% 6/15/2030		55,000	52,395
Jefferson Capital Holdin 8.25% 5/15/2030 (d)		180,000	188,480
LD Holdings Group LLC 6.125% 4/1/2028 (d)		175,000	154,082
Midcap Financial Issuer Trust 5.625% 1/15/2030 (d)		775,000	737,242
Midcap Financial Issuer Trust 6.5% 5/1/2028 (d)		1,580,000	1,575,028
MPH Acquisition Holdings LLC 11.5% 12/31/2030 pay-in-kind (c)(d)		263,882	268,500
MPH Acquisition Holdings LLC 5.75% 12/31/2030 (d)		525,506	459,655
Nationstar Mortgage Holdings Inc 5.125% 12/15/2030 (d)		665,000	671,569
Nationstar Mortgage Holdings Inc 5.5% 8/15/2028 (d)		318,000	317,360
Nationstar Mortgage Holdings Inc 5.75% 11/15/2031 (d)		220,000	222,092
Nationstar Mortgage Holdings Inc 6% 1/15/2027 (d)		225,000	224,580
Nationstar Mortgage Holdings Inc 6.5% 8/1/2029 (d)		125,000	127,976
NCR Atleos Corp 9.5% 4/1/2029 (d)		602,000	652,762
NFE Financing LLC 12% 11/15/2029 (d)		652,820	239,911
P&L Development LLC / PLD Finance Corp 12% 5/15/2029 pay-in-kind (c)(d)		55,289	57,044
PennyMac Financial Services Inc 4.25% 2/15/2029 (d)		465,000	448,496
PennyMac Financial Services Inc 5.75% 9/15/2031 (d)		100,000	98,116
PennyMac Financial Services Inc 6.75% 2/15/2034 (d)		390,000	392,661
PennyMac Financial Services Inc 6.875% 2/15/2033 (d)		711,000	726,467
PennyMac Financial Services Inc 6.875% 5/15/2032 (d)		740,000	757,639
PennyMac Financial Services Inc 7.125% 11/15/2030 (d)		1,080,000	1,118,678
PennyMac Financial Services Inc 7.875% 12/15/2029 (d)		832,000	884,327
PHH Escrow Issuer LLC/PHH Corp 9.875% 11/1/2029 (d)		225,000	225,685
Rocket Cos Inc 6.125% 8/1/2030 (d)		1,730,000	1,780,084
Rocket Cos Inc 6.375% 8/1/2033 (d)		1,060,000	1,099,988
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc 2.875% 10/15/2026 (d)		375,000	367,072
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc 3.625% 3/1/2029 (d)		150,000	143,004
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc 3.875% 3/1/2031 (d)		125,000	116,808
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc 4% 10/15/2033 (d)		675,000	608,570
Scientific Games Holdings LP/Scientific Games US FinCo Inc 6.625% 3/1/2030 (d)		1,095,000	1,050,876
Shift4 Payments LLC / Shift4 Payments Finance Sub Inc 5.5% 5/15/2033 (d)	EUR	450,000	545,216
Shift4 Payments LLC / Shift4 Payments Finance Sub Inc 6.75% 8/15/2032 (d)		740,000	767,280
United Wholesale Mortgage LLC 5.5% 11/15/2025 (d)		75,000	74,918
United Wholesale Mortgage LLC 5.5% 4/15/2029 (d)		450,000	443,181
United Wholesale Mortgage LLC 5.75% 6/15/2027 (d)		75,000	74,913
UWM Holdings LLC 6.625% 2/1/2030 (d)		1,670,000	1,696,498
Walker & Dunlop Inc 6.625% 4/1/2033 (d)		160,000	166,466
WEX Inc 6.5% 3/15/2033 (d)		430,000	439,960
Windstream Services LLC / Windstream Escrow Finance Corp 8.25% 10/1/2031 (d)		1,242,000	1,291,900
			33,407,041
Insurance - 1.2%
Acrisure LLC / Acrisure Finance Inc 4.25% 2/15/2029 (d)		80,000	77,050
Acrisure LLC / Acrisure Finance Inc 6.75% 7/1/2032 (d)		130,000	133,381
Acrisure LLC / Acrisure Finance Inc 7.5% 11/6/2030 (d)		1,220,000	1,264,032
Acrisure LLC / Acrisure Finance Inc 8.25% 2/1/2029 (d)		1,773,000	1,841,645
Acrisure LLC / Acrisure Finance Inc 8.5% 6/15/2029 (d)		1,110,000	1,167,100
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 5.875% 11/1/2029 (d)		355,000	350,762
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.5% 10/1/2031 (d)		35,000	35,778
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 10/15/2027 (d)		1,531,000	1,534,673
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 4/15/2028 (d)		100,000	102,009
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 7% 1/15/2031 (d)		2,785,000	2,880,365
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 7.375% 10/1/2032 (d)		2,600,000	2,678,611
AmWINS Group Inc 4.875% 6/30/2029 (d)		620,000	604,855
AmWINS Group Inc 6.375% 2/15/2029 (d)		130,000	133,235
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves 7.875% 11/1/2029 (d)		415,000	430,679
HUB International Ltd 5.625% 12/1/2029 (d)		80,000	80,271
HUB International Ltd 7.25% 6/15/2030 (d)		2,035,000	2,128,557
HUB International Ltd 7.375% 1/31/2032 (d)		2,970,000	3,123,938
Panther Escrow Issuer LLC 7.125% 6/1/2031 (d)		1,685,000	1,748,508
Ryan Specialty LLC 4.375% 2/1/2030 (d)		255,000	246,458
Ryan Specialty LLC 5.875% 8/1/2032 (d)		305,000	307,086
USI Inc/NY 7.5% 1/15/2032 (d)		545,000	577,450
			21,446,443
Mortgage Real Estate Investment Trusts (REITs) - 0.2%
Apollo Commercial Real Estate Finance Inc 4.625% 6/15/2029 (d)		870,000	836,405
Arbor Realty SR Inc 7.875% 7/15/2030 (d)		150,000	156,151
Rithm Capital Corp 8% 4/1/2029 (d)		80,000	81,895
Rithm Capital Corp 8% 7/15/2030 (d)		285,000	290,976
Starwood Property Trust Inc 3.625% 7/15/2026 (d)		190,000	187,094
Starwood Property Trust Inc 4.375% 1/15/2027 (d)		50,000	49,427
Starwood Property Trust Inc 6% 4/15/2030 (d)		180,000	182,890
Starwood Property Trust Inc 6.5% 10/15/2030 (d)		490,000	505,820
Starwood Property Trust Inc 6.5% 7/1/2030 (d)		685,000	710,951
Starwood Property Trust Inc 7.25% 4/1/2029 (d)		410,000	429,661
			3,431,270
TOTAL FINANCIALS			87,361,102

Health Care - 3.3%
Biotechnology - 0.0%
Emergent BioSolutions Inc 3.875% 8/15/2028 (d)		402,000	336,571
Health Care Equipment & Supplies - 0.5%
AdaptHealth LLC 4.625% 8/1/2029 (d)		1,113,000	1,052,337
AdaptHealth LLC 5.125% 3/1/2030 (d)		509,000	485,492
Bausch + Lomb Corp 8.375% 10/1/2028 (d)		600,000	624,990
Insulet Corp 6.5% 4/1/2033 (d)		95,000	98,491
Medline Borrower LP 3.875% 4/1/2029 (d)		1,950,000	1,872,481
Medline Borrower LP 5.25% 10/1/2029 (d)		2,055,000	2,035,022
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (d)		3,190,000	3,277,071
Sotera Health Holdings LLC 7.375% 6/1/2031 (d)		125,000	131,393
			9,577,277
Health Care Providers & Services - 2.1%
Acadia Healthcare Co Inc 7.375% 3/15/2033 (d)		165,000	171,828
AMN Healthcare Inc 4% 4/15/2029 (d)		575,000	536,287
AMN Healthcare Inc 4.625% 10/1/2027 (d)		300,000	295,155
CHS/Community Health Systems Inc 10.875% 1/15/2032 (d)		1,335,000	1,412,738
CHS/Community Health Systems Inc 4.75% 2/15/2031 (d)		1,130,000	963,205
CHS/Community Health Systems Inc 5.25% 5/15/2030 (d)		2,065,000	1,850,912
CHS/Community Health Systems Inc 6% 1/15/2029 (d)		50,000	48,202
CHS/Community Health Systems Inc 6.125% 4/1/2030 (d)		1,065,000	765,333
CHS/Community Health Systems Inc 6.875% 4/15/2029 (d)		241,000	191,595
CHS/Community Health Systems Inc 9.75% 1/15/2034 (d)		750,000	759,591
Concentra Health Services Inc 6.875% 7/15/2032 (d)		350,000	362,829
CVS Health Corp 6.75% 12/10/2054 (c)		221,000	224,029
CVS Health Corp 7% 3/10/2055 (c)		2,716,000	2,827,650
DaVita Inc 3.75% 2/15/2031 (d)		2,750,000	2,509,385
DaVita Inc 4.625% 6/1/2030 (d)		1,230,000	1,184,151
DaVita Inc 6.75% 7/15/2033 (d)		505,000	523,396
DaVita Inc 6.875% 9/1/2032 (d)		1,135,000	1,174,194
HAH Group Holding Co LLC 9.75% 10/1/2031 (d)		368,000	340,251
LifePoint Health Inc 10% 6/1/2032 (d)		1,237,000	1,273,978
LifePoint Health Inc 11% 10/15/2030 (d)		2,150,000	2,370,106
LifePoint Health Inc 5.375% 1/15/2029 (d)		1,760,000	1,672,194
LifePoint Health Inc 8.375% 2/15/2032 (d)		150,000	158,943
LifePoint Health Inc 9.875% 8/15/2030 (d)		825,000	893,286
ModivCare Inc 5% 10/1/2029 (d)		60,000	129
Molina Healthcare Inc 3.875% 5/15/2032 (d)		370,000	330,826
Molina Healthcare Inc 4.375% 6/15/2028 (d)		680,000	662,741
Molina Healthcare Inc 6.25% 1/15/2033 (d)		1,123,000	1,130,987
Owens & Minor Inc 4.5% 3/31/2029 (d)		155,000	131,645
Owens & Minor Inc 6.625% 4/1/2030 (d)		195,000	169,150
Pediatrix Medical Group Inc 5.375% 2/15/2030 (d)		225,000	222,575
Prime Healthcare Services Inc 9.375% 9/1/2029 (d)		825,000	851,326
Radiology Partners Inc 8.5% 7/15/2032 (d)		130,000	132,712
Radiology Partners Inc 9.781% 2/15/2030 pay-in-kind (c)(d)		22,003	21,453
Select Medical Corp 6.25% 12/1/2032 (d)		245,000	246,417
Star Parent Inc 9% 10/1/2030 (d)		568,000	601,310
Surgery Center Holdings Inc 7.25% 4/15/2032 (d)		130,000	134,821
Team Health Holdings Inc 8.375% 6/30/2028 (d)		235,000	237,883
Tenet Healthcare Corp 4.25% 6/1/2029		1,375,000	1,338,594
Tenet Healthcare Corp 4.375% 1/15/2030		2,835,000	2,752,984
Tenet Healthcare Corp 6.125% 10/1/2028		1,760,000	1,761,271
Tenet Healthcare Corp 6.125% 6/15/2030		1,985,000	2,015,317
Tenet Healthcare Corp 6.75% 5/15/2031		680,000	706,763
Tenet Healthcare Corp 6.875% 11/15/2031		1,205,000	1,293,968
US Acute Care Solutions LLC 9.75% 5/15/2029 (d)		570,000	584,948
			37,837,058
Health Care Technology - 0.2%
AthenaHealth Group Inc 6.5% 2/15/2030 (d)		1,540,000	1,510,643
IQVIA Inc 6.25% 6/1/2032 (d)		1,635,000	1,685,386
IQVIA Inc 6.5% 5/15/2030 (d)		200,000	207,390
			3,403,419
Life Sciences Tools & Services - 0.0%
Charles River Laboratories International Inc 3.75% 3/15/2029 (d)		225,000	213,309
Charles River Laboratories International Inc 4% 3/15/2031 (d)		180,000	166,519
			379,828
Pharmaceuticals - 0.5%
1261229 BC Ltd 10% 4/15/2032 (d)		3,500,000	3,634,229
Amneal Pharmaceuticals LLC 6.875% 8/1/2032 (d)		375,000	385,843
Bausch Health Americas Inc 8.5% 1/31/2027 (d)		165,000	164,587
Bausch Health Cos Inc 11% 9/30/2028 (d)		236,000	247,505
Bausch Health Cos Inc 4.875% 6/1/2028 (d)		560,000	505,400
Bausch Health Cos Inc 5% 1/30/2028 (d)		750,000	653,477
Bausch Health Cos Inc 5% 2/15/2029 (d)		25,000	19,168
Bausch Health Cos Inc 5.25% 1/30/2030 (d)		1,113,000	810,386
Bausch Health Cos Inc 5.25% 2/15/2031 (d)		25,000	16,875
Bausch Health Cos Inc 6.25% 2/15/2029 (d)		160,000	125,800
Bausch Health Cos Inc 7% 1/15/2028 (d)		25,000	22,563
Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/2028 (d)		135,000	129,282
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (d)		1,545,000	1,323,886
Organon & Co / Organon Foreign Debt Co-Issuer BV 6.75% 5/15/2034 (d)		295,000	279,282
Organon & Co / Organon Foreign Debt Co-Issuer BV 7.875% 5/15/2034 (d)		95,000	85,643
Perrigo Finance Unlimited Co 6.125% 9/30/2032		305,000	306,902
			8,710,828
TOTAL HEALTH CARE			60,244,981

Industrials - 4.3%
Aerospace & Defense - 0.8%
ATI Inc 5.125% 10/1/2031		240,000	234,244
ATI Inc 7.25% 8/15/2030		419,000	441,376
Axon Enterprise Inc 6.125% 3/15/2030 (d)		780,000	801,388
Axon Enterprise Inc 6.25% 3/15/2033 (d)		655,000	677,080
Boeing Co 2.196% 2/4/2026		150,000	148,562
OneSky Flight LLC 8.875% 12/15/2029 (d)		215,000	225,876
TransDigm Inc 4.625% 1/15/2029		175,000	171,240
TransDigm Inc 6% 1/15/2033 (d)		1,145,000	1,157,855
TransDigm Inc 6.25% 1/31/2034 (d)		410,000	420,681
TransDigm Inc 6.375% 3/1/2029 (d)		615,000	629,657
TransDigm Inc 6.375% 5/31/2033 (d)		2,085,000	2,112,708
TransDigm Inc 6.625% 3/1/2032 (d)		1,690,000	1,740,183
TransDigm Inc 6.75% 1/31/2034 (d)		1,500,000	1,548,393
TransDigm Inc 6.75% 8/15/2028 (d)		110,000	112,200
TransDigm Inc 6.875% 12/15/2030 (d)		2,461,000	2,552,045
TransDigm Inc 7.125% 12/1/2031 (d)		1,524,000	1,588,557
			14,562,045
Air Freight & Logistics - 0.1%
Rand Parent LLC 8.5% 2/15/2030 (d)		1,185,000	1,228,076
Stonepeak Nile Parent LLC 7.25% 3/15/2032 (d)		300,000	314,954
			1,543,030
Building Products - 0.7%
Advanced Drainage Systems Inc 6.375% 6/15/2030 (d)		800,000	815,921
AmeriTex HoldCo Intermediate LLC 7.625% 8/15/2033 (d)		265,000	273,430
Builders FirstSource Inc 4.25% 2/1/2032 (d)		275,000	258,478
Builders FirstSource Inc 5% 3/1/2030 (d)		70,000	69,229
Builders FirstSource Inc 6.375% 3/1/2034 (d)		524,000	539,684
Builders FirstSource Inc 6.375% 6/15/2032 (d)		339,000	349,582
Builders FirstSource Inc 6.75% 5/15/2035 (d)		844,000	880,169
Camelot Return Merger Sub Inc 8.75% 8/1/2028 (d)		230,000	221,311
Cornerstone Building Brands Inc 6.125% 1/15/2029 (d)		820,000	631,400
Cornerstone Building Brands Inc 9.5% 8/15/2029 (d)		140,000	134,746
CP Atlas Buyer Inc 9.75% 7/15/2030 (d)		270,000	278,586
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.625% 12/15/2030 (d)		935,000	960,270
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.75% 7/15/2031 (d)		275,000	284,446
Griffon Corp 5.75% 3/1/2028		150,000	149,784
JELD-WEN Inc 4.875% 12/15/2027 (d)		140,000	137,739
JH North America Holdings Inc 5.875% 1/31/2031 (d)		30,000	30,327
JH North America Holdings Inc 6.125% 7/31/2032 (d)		125,000	126,872
Masterbrand Inc 7% 7/15/2032 (d)		25,000	25,897
Miter Brands Acquisition Holdco Inc / MIWD Borrower LLC 6.75% 4/1/2032 (d)		1,049,000	1,081,375
MIWD Holdco II LLC / MIWD Finance Corp 5.5% 2/1/2030 (d)		280,000	275,251
New Enterprise Stone & Lime Co Inc 5.25% 7/15/2028 (d)		970,000	958,819
Shea Homes LP / Shea Homes Funding Corp 4.75% 2/15/2028		600,000	591,918
Shea Homes LP / Shea Homes Funding Corp 4.75% 4/1/2029		175,000	170,231
Standard Building Solutions Inc 6.25% 8/1/2033 (d)		795,000	811,386
Standard Building Solutions Inc 6.5% 8/15/2032 (d)		1,145,000	1,181,768
Standard Industries Inc/NY 3.375% 1/15/2031 (d)		130,000	117,978
Standard Industries Inc/NY 4.375% 7/15/2030 (d)		945,000	905,575
Standard Industries Inc/NY 4.75% 1/15/2028 (d)		125,000	123,836
			12,386,008
Commercial Services & Supplies - 1.1%
ACCO Brands Corp 4.25% 3/15/2029 (d)		635,000	569,602
Allied Universal Holdco LLC / Allied Universal Finance Corp 6% 6/1/2029 (d)		1,695,000	1,676,285
Allied Universal Holdco LLC / Allied Universal Finance Corp 6.875% 6/15/2030 (d)		1,160,000	1,194,658
Allied Universal Holdco LLC 7.875% 2/15/2031 (d)		2,032,000	2,135,378
Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas Luxco 4 Sarl 4.625% 6/1/2028 (d)		715,000	698,934
Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas Luxco 4 Sarl 4.625% 6/1/2028 (d)		585,000	570,933
Artera Services LLC 8.5% 2/15/2031 (d)		1,475,000	1,288,906
Brand Industrial Services Inc 10.375% 8/1/2030 (d)		1,270,000	1,246,867
Clean Harbors Inc 6.375% 2/1/2031 (d)		95,000	97,351
CoreCivic Inc 4.75% 10/15/2027		115,000	113,024
CoreCivic Inc 8.25% 4/15/2029		650,000	687,939
GEO Group Inc/The 10.25% 4/15/2031		380,000	418,902
GEO Group Inc/The 8.625% 4/15/2029		300,000	317,452
GFL Environmental Inc 3.5% 9/1/2028 (d)		90,000	87,173
GFL Environmental Inc 4% 8/1/2028 (d)		275,000	268,119
GFL Environmental Inc 4.375% 8/15/2029 (d)		455,000	442,560
GFL Environmental Inc 4.75% 6/15/2029 (d)		110,000	108,241
GFL Environmental Inc 6.75% 1/15/2031 (d)		130,000	135,711
Madison IAQ LLC 4.125% 6/30/2028 (d)		920,000	894,398
Madison IAQ LLC 5.875% 6/30/2029 (d)		885,000	876,189
Neptune Bidco US Inc 9.29% 4/15/2029 (d)		2,310,000	2,292,675
OT Midco Inc 10% 2/15/2030 (d)		385,000	263,042
Reworld Holding Corp 4.875% 12/1/2029 (d)		815,000	788,049
Reworld Holding Corp 5% 9/1/2030		235,000	226,792
Veritiv Operating Co 10.5% 11/30/2030 (d)		240,000	259,792
VT Topco Inc 8.5% 8/15/2030 (d)		100,000	106,714
Waste Pro USA Inc 7% 2/1/2033 (d)		300,000	313,689
Williams Scotsman Inc 6.625% 4/15/2030 (d)		240,000	248,418
Williams Scotsman Inc 6.625% 6/15/2029 (d)		450,000	461,007
Williams Scotsman Inc 7.375% 10/1/2031 (d)		768,000	803,314
			19,592,114
Construction & Engineering - 0.2%
AECOM 6% 8/1/2033 (d)		630,000	643,013
Amsted Industries Inc 4.625% 5/15/2030 (d)		415,000	399,595
Amsted Industries Inc 6.375% 3/15/2033 (d)		295,000	302,164
Arcosa Inc 6.875% 8/15/2032 (d)		260,000	271,235
Maxim Crane Works Holdings Capital LLC 11.5% 9/1/2028 (d)		430,000	454,381
Pike Corp 5.5% 9/1/2028 (d)		84,000	84,024
Pike Corp 8.625% 1/31/2031 (d)		830,000	888,198
Railworks Holdings LP / Railworks Rally Inc 8.25% 11/15/2028 (d)		585,000	598,098
			3,640,708
Electrical Equipment - 0.1%
EnerSys 6.625% 1/15/2032 (d)		65,000	66,952
Sensata Technologies BV 4% 4/15/2029 (d)		330,000	316,082
Sensata Technologies BV 5.875% 9/1/2030 (d)		1,255,000	1,265,895
WESCO Distribution Inc 6.375% 3/15/2029 (d)		140,000	144,140
WESCO Distribution Inc 6.375% 3/15/2033 (d)		480,000	497,864
WESCO Distribution Inc 6.625% 3/15/2032 (d)		140,000	145,163
WESCO Distribution Inc 7.25% 6/15/2028 (d)		215,000	218,328
			2,654,424
Ground Transportation - 0.3%
Avis Budget Car Rental LLC / Avis Budget Finance Inc 4.75% 4/1/2028 (d)		350,000	339,069
Avis Budget Car Rental LLC / Avis Budget Finance Inc 5.375% 3/1/2029 (d)		150,000	145,533
Avis Budget Car Rental LLC / Avis Budget Finance Inc 8% 2/15/2031 (d)		595,000	613,915
Avis Budget Car Rental LLC / Avis Budget Finance Inc 8.25% 1/15/2030 (d)		800,000	828,101
Avis Budget Car Rental LLC / Avis Budget Finance Inc 8.375% 6/15/2032 (d)		255,000	266,163
Genesee & Wyoming Inc 6.25% 4/15/2032 (d)		1,200,000	1,220,161
RXO Inc 7.5% 11/15/2027 (d)		220,000	224,290
Watco Cos LLC / Watco Finance Corp 7.125% 8/1/2032 (d)		615,000	643,005
XPO Inc 6.25% 6/1/2028 (d)		305,000	310,298
XPO Inc 7.125% 2/1/2032 (d)		275,000	288,435
XPO Inc 7.125% 6/1/2031 (d)		90,000	93,683
			4,972,653
Industrial Conglomerates - 0.0%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 4.75% 6/15/2029 (d)		110,000	107,563
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 7% 7/15/2031 (d)		170,000	178,745
			286,308
Machinery - 0.2%
Beach Acquisition Bidco LLC 10% 7/15/2033 pay-in-kind (c)(d)		485,000	514,806
Chart Industries Inc 7.5% 1/1/2030 (d)		325,000	340,629
Chart Industries Inc 9.5% 1/1/2031 (d)		220,000	235,612
Enpro Inc 6.125% 6/1/2033 (d)		905,000	923,476
Mueller Water Products Inc 4% 6/15/2029 (d)		855,000	822,080
Stevens Holding Co Inc 6.125% 10/1/2026 (d)		370,000	368,613
Terex Corp 5% 5/15/2029 (d)		310,000	304,925
Terex Corp 6.25% 10/15/2032 (d)		165,000	167,028
Titan International Inc 7% 4/30/2028		385,000	385,767
Trinity Industries Inc 7.75% 7/15/2028 (d)		225,000	232,668
			4,295,604
Passenger Airlines - 0.3%
American Airlines Group Inc 10.75% 2/15/2026 pay-in-kind (c)(d)		400,000	400,803
American Airlines Group Inc 10.75% 2/15/2026 pay-in-kind (c)(d)		100,000	100,201
American Airlines Inc 7.25% 2/15/2028 (d)		65,000	66,685
American Airlines Inc 8.5% 5/15/2029 (d)		115,000	120,514
American Airlines Inc/AAdvantage Loyalty IP Ltd 5.5% 4/20/2026 (d)		62,500	62,547
American Airlines Inc/AAdvantage Loyalty IP Ltd 5.75% 4/20/2029 (d)		1,445,000	1,452,975
JetBlue Airways Corp / JetBlue Loyalty LP 9.875% 9/20/2031 (d)		415,000	412,383
United Airlines Inc 4.375% 4/15/2026 (d)		565,000	563,149
United Airlines Inc 4.625% 4/15/2029 (d)		1,525,000	1,500,744
			4,680,001
Professional Services - 0.1%
Amentum Holdings Inc 7.25% 8/1/2032 (d)		410,000	427,611
CACI International Inc 6.375% 6/15/2033 (d)		925,000	954,084
TriNet Group Inc 3.5% 3/1/2029 (d)		225,000	210,672
TriNet Group Inc 7.125% 8/15/2031 (d)		90,000	93,589
			1,685,956
Trading Companies & Distributors - 0.4%
Alta Equipment Group Inc 9% 6/1/2029 (d)		200,000	190,283
Dcli Bidco LLC 7.75% 11/15/2029 (d)		310,000	317,638
Foundation Building Materials Inc 6% 3/1/2029 (d)		375,000	379,149
FTAI Aviation Investors LLC 7% 6/15/2032 (d)		125,000	130,457
FTAI Aviation Investors LLC 7.875% 12/1/2030 (d)		190,000	201,961
Herc Holdings Inc 5.5% 7/15/2027 (d)		260,000	259,718
Herc Holdings Inc 6.625% 6/15/2029 (d)		330,000	339,926
Herc Holdings Inc 7% 6/15/2030 (d)		1,444,000	1,502,849
Herc Holdings Inc 7.25% 6/15/2033 (d)		554,000	581,138
QXO Building Products Inc 6.75% 4/30/2032 (d)		835,000	862,392
United Rentals North America Inc 3.75% 1/15/2032		150,000	138,249
United Rentals North America Inc 3.875% 2/15/2031		995,000	936,243
United Rentals North America Inc 4% 7/15/2030		627,000	598,882
United Rentals North America Inc 4.875% 1/15/2028		525,000	522,104
United Rentals North America Inc 6.125% 3/15/2034 (d)		705,000	730,225
			7,691,214
Transportation Infrastructure - 0.0%
Beacon Mobility Corp 7.25% 8/1/2030 (d)		230,000	238,346
Star Leasing Co LLC 7.625% 2/15/2030 (d)		310,000	306,648
			544,994
TOTAL INDUSTRIALS			78,535,059

Information Technology - 1.9%
Communications Equipment - 0.0%
Viasat Inc 6.5% 7/15/2028 (d)		110,000	106,949
Viasat Inc 7.5% 5/30/2031 (d)		250,000	234,683
			341,632
Electronic Equipment, Instruments & Components - 0.1%
Coherent Corp 5% 12/15/2029 (d)		360,000	353,792
Insight Enterprises Inc 6.625% 5/15/2032 (d)		140,000	144,139
Lightning Power LLC 7.25% 8/15/2032 (d)		118,000	125,181
Sensata Technologies Inc 3.75% 2/15/2031 (d)		270,000	248,166
Sensata Technologies Inc 4.375% 2/15/2030 (d)		75,000	72,191
Sensata Technologies Inc 6.625% 7/15/2032 (d)		200,000	206,568
TTM Technologies Inc 4% 3/1/2029 (d)		138,000	132,017
Zebra Technologies Corp 6.5% 6/1/2032 (d)		120,000	123,225
			1,405,279
IT Services - 0.4%
Acuris Finance US Inc / Acuris Finance SARL 5% 5/1/2028 (d)		650,000	632,510
Acuris Finance US Inc / Acuris Finance SARL 9% 8/1/2029 (d)		215,000	221,450
ASGN Inc 4.625% 5/15/2028 (d)		175,000	171,272
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (d)		1,185,000	1,179,676
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (d)		160,000	159,410
CoreWeave Inc 9% 2/1/2031 (d)		885,000	876,147
CoreWeave Inc 9.25% 6/1/2030 (d)		990,000	993,550
Fortress Intermediate 3 Inc 7.5% 6/1/2031 (d)		785,000	825,607
Go Daddy Operating Co LLC / GD Finance Co Inc 3.5% 3/1/2029 (d)		570,000	540,016
Go Daddy Operating Co LLC / GD Finance Co Inc 5.25% 12/1/2027 (d)		100,000	99,601
Sabre GLBL Inc 10.75% 11/15/2029 (d)		1,240,000	1,198,760
Sabre GLBL Inc 11.125% 7/15/2030 (d)		295,000	289,130
Twilio Inc 3.625% 3/15/2029		670,000	639,526
			7,826,655
Semiconductors & Semiconductor Equipment - 0.3%
Entegris Inc 3.625% 5/1/2029 (d)		280,000	263,923
Entegris Inc 4.375% 4/15/2028 (d)		150,000	145,847
Entegris Inc 4.75% 4/15/2029 (d)		200,000	197,125
Entegris Inc 5.95% 6/15/2030 (d)		3,245,000	3,286,708
ON Semiconductor Corp 3.875% 9/1/2028 (d)		10,000	9,717
Wolfspeed Inc 7.9583% 6/23/2030 (d)(g)(i)(p)		101,360	101,107
Wolfspeed Inc 9.875% 6/23/2030 (d)(g)(p)		815,000	857,380
			4,861,807
Software - 1.1%
Clarivate Science Holdings Corp 4.875% 7/1/2029 (d)		200,000	188,968
Cloud Software Group Inc 6.625% 8/15/2033 (d)		130,000	131,797
Cloud Software Group Inc 8.25% 6/30/2032 (d)		1,535,000	1,641,111
Cloud Software Group Inc 9% 9/30/2029 (d)		5,960,000	6,212,883
Fair Isaac Corp 6% 5/15/2033 (d)		750,000	760,064
Gen Digital Inc 6.25% 4/1/2033 (d)		460,000	473,019
Gen Digital Inc 6.75% 9/30/2027 (d)		75,000	76,335
Gen Digital Inc 7.125% 9/30/2030 (d)		885,000	915,536
Helios Software Holdings Inc / ION Corporate Solutions Finance Sarl 8.75% 5/1/2029 (d)		140,000	143,644
McAfee Corp 7.375% 2/15/2030 (d)		3,580,000	3,306,114
NCR Voyix Corp 5.125% 4/15/2029 (d)		533,000	526,302
Rackspace Finance LLC 3.5% 5/15/2028 (d)		396,625	187,974
SS&C Technologies Inc 5.5% 9/30/2027 (d)		275,000	275,088
SS&C Technologies Inc 6.5% 6/1/2032 (d)		400,000	415,078
UKG Inc 6.875% 2/1/2031 (d)		3,455,000	3,572,677
X.AI LLC / X.AI Co Issuer Corp 12.5% 6/30/2030		635,000	631,736
			19,458,326
Technology Hardware, Storage & Peripherals - 0.0%
Seagate Data Storage Technology Pte Ltd 5.75% 12/1/2034 (d)		245,000	237,958
Seagate Data Storage Technology Pte Ltd 5.875% 7/15/2030 (d)		340,000	344,056
Seagate Data Storage Technology Pte Ltd 8.25% 12/15/2029 (d)		85,000	90,286
Seagate Data Storage Technology Pte Ltd 8.5% 7/15/2031 (d)		105,000	111,425
Western Digital Corp 4.75% 2/15/2026		99,000	98,767
			882,492
TOTAL INFORMATION TECHNOLOGY			34,776,191

Materials - 2.7%
Chemicals - 1.2%
Advancion Sciences Inc 9.25% 11/1/2026 pay-in-kind (c)(d)		533,595	473,566
Ashland Inc 3.375% 9/1/2031 (d)		250,000	222,992
Ashland Inc 6.875% 5/15/2043		275,000	288,575
ASP Unifrax Holdings Inc 7.1% 9/30/2029 pay-in-kind (c)(d)		250,889	124,190
Avient Corp 6.25% 11/1/2031 (d)		410,000	417,590
Avient Corp 7.125% 8/1/2030 (d)		1,465,000	1,513,533
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031 (d)		500,000	526,203
Celanese US Holdings LLC 6.5% 4/15/2030		200,000	201,822
Celanese US Holdings LLC 6.75% 4/15/2033		470,000	473,391
Celanese US Holdings LLC 6.85% 11/15/2028 (c)		200,000	208,437
Celanese US Holdings LLC 7.05% 11/15/2030 (c)		165,000	171,558
Celanese US Holdings LLC 7.2% 11/15/2033 (c)		2,200,000	2,289,132
Chemours Co/The 4.625% 11/15/2029 (d)		395,000	352,714
Chemours Co/The 5.75% 11/15/2028 (d)		565,000	544,046
Chemours Co/The 8% 1/15/2033 (d)		555,000	542,910
CVR Partners LP / CVR Nitrogen Finance Corp 6.125% 6/15/2028 (d)		1,767,000	1,764,561
GPD Cos Inc 12.5% 12/31/2029 (d)		453,933	380,054
GrafTech Finance Inc 4.625% 12/23/2029 (d)		510,000	362,100
Inversion Escrow Issuer LLC 6.75% 8/1/2032 (d)		745,000	737,724
Iris Holding Inc 10% 12/15/2028 (d)		175,000	160,308
Mativ Holdings Inc 8% 10/1/2029 (d)		280,000	277,139
Methanex US Operations Inc 6.25% 3/15/2032 (d)		480,000	484,353
Olin Corp 5% 2/1/2030		985,000	956,078
Olin Corp 6.625% 4/1/2033 (d)		460,000	459,403
Olympus Water US Holding Corp 6.25% 10/1/2029 (d)		1,270,000	1,238,650
Olympus Water US Holding Corp 7.125% 10/1/2027 (d)		200,000	203,611
Olympus Water US Holding Corp 7.25% 6/15/2031 (d)		445,000	454,385
Olympus Water US Holding Corp 9.75% 11/15/2028 (d)		1,125,000	1,179,397
Qnity Electronics Inc 5.75% 8/15/2032 (d)		660,000	670,942
Qnity Electronics Inc 6.25% 8/15/2033 (d)		290,000	299,780
SCIL IV LLC / SCIL USA Holdings LLC 5.375% 11/1/2026 (d)		175,000	173,818
Scotts Miracle-Gro Co/The 4% 4/1/2031		950,000	874,054
Scotts Miracle-Gro Co/The 4.375% 2/1/2032		150,000	138,450
SK Invictus Intermediate II Sarl 5% 10/30/2029 (d)		275,000	269,453
Tronox Inc 4.625% 3/15/2029 (d)		930,000	686,556
WR Grace Holdings LLC 5.625% 8/15/2029 (d)		1,315,000	1,230,355
WR Grace Holdings LLC 6.625% 8/15/2032 (d)		395,000	393,894
WR Grace Holdings LLC 7.375% 3/1/2031 (d)		305,000	310,447
			22,056,171
Construction Materials - 0.4%
Brundage-Bone Concrete Pumping Holdings Inc 7.5% 2/1/2032 (d)		80,000	79,820
Quikrete Holdings Inc 6.375% 3/1/2032 (d)		3,440,000	3,547,847
Quikrete Holdings Inc 6.75% 3/1/2033 (d)		2,255,000	2,337,380
Smyrna Ready Mix Concrete LLC 6% 11/1/2028 (d)		660,000	661,501
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (d)		355,000	378,700
White Cap Buyer LLC 6.875% 10/15/2028 (d)		270,000	269,701
			7,274,949
Containers & Packaging - 0.4%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4% 9/1/2029 (d)		780,000	715,754
Ball Corp 5.5% 9/15/2033		220,000	222,657
Ball Corp 6.875% 3/15/2028		900,000	918,746
Clydesdale Acquisition Holdings Inc 6.625% 4/15/2029 (d)		23,000	23,329
Clydesdale Acquisition Holdings Inc 6.75% 4/15/2032 (d)		625,000	642,166
Clydesdale Acquisition Holdings Inc 6.875% 1/15/2030 (d)		140,000	143,934
Clydesdale Acquisition Holdings Inc 8.75% 4/15/2030 (d)		710,000	731,672
Crown Americas LLC / Crown Americas Capital Corp 5.875% 6/1/2033 (d)		340,000	343,912
Graham Packaging Co Inc 7.125% 8/15/2028 (d)		355,000	355,110
Graphic Packaging International LLC 3.5% 3/15/2028 (d)		250,000	240,523
Graphic Packaging International LLC 3.75% 2/1/2030 (d)		570,000	535,311
Graphic Packaging International LLC 6.375% 7/15/2032 (d)		165,000	167,648
Mauser Packaging Solutions Holding Co 7.875% 4/15/2027 (d)		520,000	526,190
Owens-Brockway Glass Container Inc 7.25% 5/15/2031 (d)		40,000	40,699
Sealed Air Corp 5% 4/15/2029 (d)		135,000	133,900
Sealed Air Corp 6.5% 7/15/2032 (d)		115,000	118,957
Sealed Air Corp/Sealed Air Corp US 6.125% 2/1/2028 (d)		180,000	182,593
Sealed Air Corp/Sealed Air Corp US 7.25% 2/15/2031 (d)		170,000	178,976
Trident TPI Holdings Inc 12.75% 12/31/2028 (d)		1,185,000	1,267,167
TriMas Corp 4.125% 4/15/2029 (d)		75,000	72,175
			7,561,419
Metals & Mining - 0.7%
Alcoa Nederland Holding BV 7.125% 3/15/2031 (d)		1,195,000	1,260,393
Alumina Pty Ltd 6.375% 9/15/2032 (d)		345,000	351,852
Arsenal AIC Parent LLC 11.5% 10/1/2031 (d)		1,070,000	1,189,983
Arsenal AIC Parent LLC 8% 10/1/2030 (d)		960,000	1,016,819
Big Riv Stl LLC / Brs Fin Corp 6.625% 1/31/2029 (d)		440,000	440,711
Carpenter Technology Corp 7.625% 3/15/2030		155,000	159,595
Century Aluminum Co 6.875% 8/1/2032 (d)		360,000	367,949
Cleveland-Cliffs Inc 6.75% 4/15/2030 (d)		330,000	333,678
Cleveland-Cliffs Inc 6.875% 11/1/2029 (d)		190,000	192,970
Cleveland-Cliffs Inc 7% 3/15/2032 (d)		385,000	382,747
Cleveland-Cliffs Inc 7.375% 5/1/2033 (d)		880,000	876,800
Cleveland-Cliffs Inc 7.5% 9/15/2031 (d)		1,215,000	1,231,692
Commercial Metals Co 3.875% 2/15/2031		120,000	111,390
Commercial Metals Co 4.125% 1/15/2030		290,000	277,282
Constellium SE 6.375% 8/15/2032 (d)		565,000	576,619
Hecla Mining Co 7.25% 2/15/2028		947,000	956,406
Kaiser Aluminum Corp 4.5% 6/1/2031 (d)		50,000	46,905
Novelis Corp 3.875% 8/15/2031 (d)		120,000	108,827
Novelis Corp 4.75% 1/30/2030 (d)		1,050,000	1,009,748
Novelis Corp 6.375% 8/15/2033 (d)		115,000	116,181
Novelis Corp 6.875% 1/30/2030 (d)		810,000	840,467
Roller Bearing Co of America Inc 4.375% 10/15/2029 (d)		225,000	218,877
Vibrantz Technologies Inc 9% 2/15/2030 (d)		245,000	129,850
			12,197,741
Paper & Forest Products - 0.0%
LABL Inc 10.5% 7/15/2027 (d)		620,000	552,297
LABL Inc 5.875% 11/1/2028 (d)		100,000	79,307
LABL Inc 8.625% 10/1/2031 (d)		225,000	166,109
LABL Inc 9.5% 11/1/2028 (d)		125,000	104,184
Magnera Corp 7.25% 11/15/2031 (d)		225,000	212,942
			1,114,839
TOTAL MATERIALS			50,205,119

Real Estate - 1.2%
Diversified REITs - 0.2%
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6% 1/15/2030 (d)		1,045,000	960,498
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 10.5% 2/15/2028 (d)		1,407,000	1,480,488
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 4.75% 4/15/2028 (d)		225,000	219,508
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (d)		1,060,000	1,009,545
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 8.625% 6/15/2032 (d)		477,000	469,038
			4,139,077
Health Care REITs - 0.2%
CTR Partnership LP / CareTrust Capital Corp 3.875% 6/30/2028 (d)		175,000	170,383
Diversified Healthcare Trust 4.375% 3/1/2031		400,000	339,675
Diversified Healthcare Trust 4.75% 2/15/2028		25,000	23,548
MPT Operating Partnership LP / MPT Finance Corp 3.5% 3/15/2031		1,225,000	862,471
MPT Operating Partnership LP / MPT Finance Corp 4.625% 8/1/2029		290,000	228,596
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027		1,329,000	1,259,742
MPT Operating Partnership LP / MPT Finance Corp 8.5% 2/15/2032 (d)		985,000	1,032,703
Omega Healthcare Investors Inc 3.25% 4/15/2033		522,000	454,257
			4,371,375
Hotel & Resort REITs - 0.2%
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc 3.875% 2/15/2029 (d)		950,000	873,367
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 4.875% 5/15/2029 (d)		655,000	637,551
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 5.875% 10/1/2028 (d)		100,000	99,898
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 7% 2/1/2030 (d)		600,000	619,549
RHP Hotel Properties LP / RHP Finance Corp 4.5% 2/15/2029 (d)		725,000	708,491
RHP Hotel Properties LP / RHP Finance Corp 6.5% 4/1/2032 (d)		370,000	380,287
RHP Hotel Properties LP / RHP Finance Corp 6.5% 6/15/2033 (d)		765,000	790,145
RHP Hotel Properties LP / RHP Finance Corp 7.25% 7/15/2028 (d)		100,000	102,924
			4,212,212
Real Estate Management & Development - 0.6%
Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp 7% 4/15/2030 (d)		163,200	160,667
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5.25% 4/15/2030 (d)		53,000	46,446
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5.75% 1/15/2029 (d)		91,000	84,313
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 9.75% 4/15/2030 (d)		255,000	270,877
Cushman & Wakefield US Borrower LLC 6.75% 5/15/2028 (d)		815,000	823,033
Five Point Operating Co LP / Five Point Capital Corp 10.5% 1/15/2028 (d)(p)		477,724	481,039
Forestar Group Inc 6.5% 3/15/2033 (d)		1,310,000	1,333,813
Greystar Real Estate Partners LLC 7.75% 9/1/2030 (d)		50,000	52,944
Howard Hughes Corp/The 4.125% 2/1/2029 (d)		1,010,000	966,136
Howard Hughes Corp/The 4.375% 2/1/2031 (d)		1,033,000	962,120
Howard Hughes Corp/The 5.375% 8/1/2028 (d)		1,625,000	1,623,568
Hunt Cos Inc 5.25% 4/15/2029 (d)		650,000	636,425
Kennedy-Wilson Inc 4.75% 2/1/2030		275,000	257,780
Taylor Morrison Communities Inc 5.125% 8/1/2030 (d)		813,000	810,640
Taylor Morrison Communities Inc 5.75% 1/15/2028 (d)		175,000	177,206
			8,687,007
Specialized REITs - 0.0%
Millrose Properties Inc 6.375% 8/1/2030 (d)		560,000	565,040
SBA Communications Corp 3.125% 2/1/2029		200,000	187,954
			752,994
TOTAL REAL ESTATE			22,162,665

Utilities - 1.5%
Electric Utilities - 0.9%
Clearway Energy Operating LLC 3.75% 1/15/2032 (d)		60,000	54,013
Clearway Energy Operating LLC 3.75% 2/15/2031 (d)		415,000	381,720
Clearway Energy Operating LLC 4.75% 3/15/2028 (d)		120,000	118,663
Edison International 6.25% 3/15/2030		223,000	231,969
Edison International 7.875% 6/15/2054 (c)		201,000	198,701
Edison International 8.125% 6/15/2053 (c)		306,000	306,109
NRG Energy Inc 3.625% 2/15/2031 (d)		715,000	659,523
NRG Energy Inc 3.875% 2/15/2032 (d)		450,000	413,329
NRG Energy Inc 5.25% 6/15/2029 (d)		1,012,000	1,008,998
NRG Energy Inc 5.75% 7/15/2029 (d)		800,000	799,690
NRG Energy Inc 6% 2/1/2033 (d)		230,000	233,096
NRG Energy Inc 6.25% 11/1/2034 (d)		985,000	1,009,868
PacifiCorp 7.375% 9/15/2055 (c)		426,000	442,043
PG&E Corp 5% 7/1/2028		335,000	331,184
PG&E Corp 5.25% 7/1/2030		1,175,000	1,145,119
PG&E Corp 7.375% 3/15/2055 (c)		1,544,000	1,532,242
Vistra Operations Co LLC 4.375% 5/1/2029 (d)		950,000	928,537
Vistra Operations Co LLC 5% 7/31/2027 (d)		1,287,000	1,283,525
Vistra Operations Co LLC 5.625% 2/15/2027 (d)		662,000	662,268
Vistra Operations Co LLC 6.875% 4/15/2032 (d)		240,000	251,882
Vistra Operations Co LLC 7.75% 10/15/2031 (d)		2,555,000	2,714,639
XPLR Infrastructure Operating Partners LP 7.25% 1/15/2029 (d)		285,000	291,080
XPLR Infrastructure Operating Partners LP 8.375% 1/15/2031 (d)		1,105,000	1,155,536
XPLR Infrastructure Operating Partners LP 8.625% 3/15/2033 (d)		665,000	701,334
			16,855,068
Gas Utilities - 0.1%
AmeriGas Partners LP / AmeriGas Finance Corp 5.75% 5/20/2027		140,000	139,706
AmeriGas Partners LP / AmeriGas Finance Corp 9.375% 6/1/2028 (d)		885,000	913,304
AmeriGas Partners LP / AmeriGas Finance Corp 9.5% 6/1/2030 (d)		240,000	251,408
Suburban Propane Partners LP/Suburban Energy Finance Corp 5% 6/1/2031 (d)		405,000	383,193
Suburban Propane Partners LP/Suburban Energy Finance Corp 5.875% 3/1/2027		175,000	174,107
			1,861,718
Independent Power and Renewable Electricity Producers - 0.5%
AES Corp/The 6.95% 7/15/2055 (c)		514,000	497,287
AES Corp/The 7.6% 1/15/2055 (c)		110,000	113,028
Alpha Generation LLC 6.75% 10/15/2032 (d)		810,000	835,091
Calpine Corp 4.5% 2/15/2028 (d)		350,000	346,644
Calpine Corp 4.625% 2/1/2029 (d)		120,000	118,562
Calpine Corp 5% 2/1/2031 (d)		1,685,000	1,671,249
Calpine Corp 5.125% 3/15/2028 (d)		2,304,000	2,302,311
Sunnova Energy Corp 5.875% (d)(i)		595,000	1,784
Talen Energy Supply LLC 8.625% 6/1/2030 (d)		2,310,000	2,466,708
TerraForm Power Operating LLC 5% 1/31/2028 (d)		611,000	605,790
			8,958,454
TOTAL UTILITIES			27,675,240

TOTAL UNITED STATES			629,438,923
ZAMBIA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
First Quantum Minerals Ltd 7.25% 2/15/2034 (d)		605,000	610,839
First Quantum Minerals Ltd 8% 3/1/2033 (d)		640,000	664,660
First Quantum Minerals Ltd 8.625% 6/1/2031 (d)		225,000	234,562
First Quantum Minerals Ltd 9.375% 3/1/2029 (d)		405,000	429,260

TOTAL ZAMBIA			1,939,321
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $705,073,350)			717,434,452

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
JAMAICA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Digicel Ltd (g)(j)	19,744	235,941
UNITED STATES - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Qwest Corp 6.75%	5,297	105,516
Information Technology - 0.0%
Software - 0.0%
Strategy Inc 10%	6,100	483,425
Strategy Inc 9%	1,400	136,850
		620,275
TOTAL UNITED STATES		725,791
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $1,068,911)		961,732

Preferred Securities - 0.9%
	Principal Amount (a)	Value ($)
FRANCE - 0.0%
Financials - 0.0%
Banks - 0.0%
BNP Paribas SA 7.45% (c)(d)(r)	180,000	185,680
UNITED STATES - 0.9%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Energy Transfer LP 6.625% (c)(r)	265,000	264,097
Energy Transfer LP Series G, 7.125% (c)(r)	117,000	122,533
Mesquite Energy Inc 7.25% (g)(i)(r)	3,242,000	323
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.3716%, 8.583% (b)(c)(r)	781,000	784,449
Venture Global LNG Inc 9% (c)(d)(r)	3,880,000	4,000,084
		5,171,486
Financials - 0.1%
Banks - 0.1%
Bank of America Corp 6.25% (c)(r)	240,000	241,805
Bank of America Corp 6.625% (c)(r)	75,000	77,631
BW Real Estate Inc 9.5% (c)(d)(r)	325,000	334,849
Citigroup Inc 3.875% (c)(r)	487,000	482,037
Citigroup Inc 6.75% (c)(r)	150,000	151,683
Citigroup Inc 6.875% (c)(r)	125,000	128,139
Citigroup Inc 6.95% (c)(r)	105,000	106,953
Wells Fargo & Co 6.85% (c)(r)	120,000	127,455
		1,650,552
Capital Markets - 0.0%
Goldman Sachs Group Inc/The 6.85% (c)(r)	130,000	134,416
Consumer Finance - 0.0%
Ally Financial Inc 4.7% (c)(r)	335,000	306,228
Ally Financial Inc 4.7% (c)(r)	280,000	273,065
		579,293
Insurance - 0.0%
Alliant Holdings LP 10.5% (c)(g)(r)	90,489	93,215
TOTAL FINANCIALS		2,457,476

Industrials - 0.1%
Trading Companies & Distributors - 0.1%
Air Lease Corp 4.125% (c)(r)	565,000	557,224
Aircastle Ltd 5.25% (c)(d)(r)	545,000	554,571
		1,111,795
Utilities - 0.4%
Electric Utilities - 0.1%
Edison International 5% (c)(r)	81,000	74,266
NRG Energy Inc 10.25% (c)(d)(r)	1,026,000	1,179,602
		1,253,868
Independent Power and Renewable Electricity Producers - 0.3%
Vistra Corp 7% (c)(d)(r)	1,225,000	1,257,790
Vistra Corp 8% (c)(d)(r)	2,010,000	2,112,829
Vistra Corp 8.875% (c)(d)(r)	2,520,000	2,770,396
		6,141,015
TOTAL UTILITIES		7,394,883

TOTAL UNITED STATES		16,135,640
TOTAL PREFERRED SECURITIES (Cost $18,499,412)		16,321,320

U.S. Treasury Obligations - 1.0%
	Yield (%) (s)	Principal Amount (a)	Value ($)
US Treasury Notes 2.625% 5/31/2027 (v)(w)	3.21	1,530,000	1,502,986
US Treasury Notes 3.75% 5/31/2030	3.81 to 3.84	185,000	185,491
US Treasury Notes 3.75% 6/30/2027	3.74 to 3.76	6,050,000	6,060,399
US Treasury Notes 4% 2/15/2034	4.17 to 4.44	2,741,000	2,724,939
US Treasury Notes 4% 5/31/2030	3.95	1,700,000	1,723,574
US Treasury Notes 4.125% 2/28/2027 (v)	3.81	3,300,000	3,318,821
US Treasury Notes 4.25% 5/15/2035	4.27	1,225,000	1,228,828
US Treasury Notes 4.625% 2/15/2035	4.38	1,000,000	1,034,219
TOTAL U.S. TREASURY OBLIGATIONS (Cost $17,687,406)			17,779,257

Money Market Funds - 0.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (t)	4.36	2,559,556	2,560,068
State Street Institutional U.S. Government Money Market Fund Premier Class (u)	4.23	7,517,689	7,517,689
TOTAL MONEY MARKET FUNDS (Cost $10,077,609)			10,077,757

TOTAL INVESTMENT IN SECURITIES - 99.4% (Cost $1,725,076,686)	1,819,520,353
NET OTHER ASSETS (LIABILITIES) - 0.6%	10,741,611
NET ASSETS - 100.0%	1,830,261,964

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	64	12/19/2025	7,201,000	33,142	33,142
CBOT 2Y US Treasury Notes Contracts (United States)	37	12/31/2025	7,717,680	14,323	14,323
CBOT 5Y US Treasury Notes Contracts (United States)	101	12/31/2025	11,059,500	32,621	32,621
CBOT US Treasury Long Bond Contracts (United States)	6	12/19/2025	685,875	3,085	3,085

TOTAL FUTURES CONTRACTS					83,171
The notional amount of futures purchased as a percentage of Net Assets is 1.4%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

USD	2,237,971	EUR	1,908,508	JPMorgan Chase Bank NA	11/21/2025	(5,910)
USD	1,048,105	GBP	776,348	Citibank NA	10/24/2025	(1,625)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(7,535)
Unrealized Appreciation						0
Unrealized Depreciation						(7,535)

Credit Default Swaps
Underlying Reference	Rating(4)	Maturity Date	Clearinghouse / Counterparty(1)	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(5)(3)	Value ($)(4)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
Sell Protection
5Y CDX NA HY Series 44 Index	NR	6/20/2030	ICE	5%	Quarterly	9,706,000	474,057	0	474,057

(1)Swaps with Intercontinental Exchange (ICE) are centrally cleared swaps.
(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
(3)Notional amount is stated in U.S. Dollars unless otherwise noted.
(4)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.
(5)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Currency Abbreviations
EUR	-	European Monetary Unit (Euro)
GBP	-	British Pound Sterling
USD	-	United States Dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $642,414,140 or 35.1% of net assets.

(e)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(f)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(g)	Level 3 security
(h)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $187,439 and $182,390, respectively.

(i)	Non-income producing - Security is in default.
(j)	Non-income producing.
(k)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,495,731 or 0.1% of net assets.

(l)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(m)	Affiliated Fund
(n)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $1,386,673 or 0.1% of net assets.

(o)	Principal Only Strips represent the right to receive the monthly principal payments.
(p)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(q)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(r)	Security is perpetual in nature with no stated maturity date.
(s)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(t)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(u)	The rate quoted is the annualized seven-day yield of the fund at period end.
(v)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $1,113,200.
(w)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $602,063.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
TPC Group Inc	12/16/2022	975,145

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	3,381,011	40,405,748	41,226,691	92,304	-	-	2,560,068	2,559,556	0.0%
Total	3,381,011	40,405,748	41,226,691	92,304	-	-	2,560,068

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Capital & Income Fund	177,581,108	50,057,794	17,599,465	4,604,535	92,266	11,010,178	221,141,881	20,706,169
	177,581,108	50,057,794	17,599,465	4,604,535	92,266	11,010,178	221,141,881

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	10,215,157	-	10,215,157	-

Bank Loan Obligations
Communication Services	12,145,978	-	12,145,978	-
Consumer Discretionary	7,964,590	-	7,964,590	-
Consumer Staples	764,631	-	764,631	-
Energy	941,796	-	941,796	-
Financials	9,101,840	-	9,101,840	-
Health Care	1,547,459	-	1,547,459	-
Industrials	2,250,793	-	2,250,793	-
Information Technology	7,880,995	-	7,590,420	290,575
Materials	4,750,091	-	4,750,091	-
Utilities	988,224	-	804,191	184,033

Common Stocks
Communication Services	5,071,929	-	-	5,071,929
Energy	9,730,224	213,860	-	9,516,364
Financials	54,217	-	-	54,217
Health Care	608,420	382,648	-	225,772
Information Technology	938,312	-	-	938,312
Materials	2,060,328	564,597	-	1,495,731
Utilities	2,403,168	706,580	-	1,696,588

Convertible Corporate Bonds
Communication Services	2,557,405	-	2,557,405	-
Consumer Discretionary	317,988	-	317,988	-
Energy	199,690	-	199,690	-
Financials	735,986	-	735,986	-
Information Technology	1,796,099	-	1,796,099	-
Utilities	266,122	-	266,122	-

Convertible Preferred Stocks
Financials	1,041,852	-	612,101	429,751
Industrials	793,636	-	793,636	-
Materials	142,746	-	142,746	-

Fixed-Income Funds	967,946,694	967,946,694	-	-

Municipal Securities
Other	1,729,465	-	1,729,465	-

Non-Convertible Corporate Bonds
Communication Services	94,578,088	-	94,576,536	1,552
Consumer Discretionary	114,925,040	-	114,925,040	-
Consumer Staples	15,788,977	-	15,788,977	-
Energy	91,364,784	-	91,364,784	-
Financials	94,336,340	-	94,043,340	293,000
Health Care	62,004,556	-	62,004,556	-
Industrials	88,166,476	-	88,166,476	-
Information Technology	37,784,118	-	36,825,631	958,487
Materials	64,987,046	-	64,987,046	-
Real Estate	23,266,205	-	23,266,205	-
Utilities	30,232,822	-	30,232,822	-

Non-Convertible Preferred Stocks
Communication Services	341,457	105,516	-	235,941
Information Technology	620,275	620,275	-	-

Preferred Securities
Energy	5,171,486	-	5,171,163	323
Financials	2,643,156	-	2,549,941	93,215
Industrials	1,111,795	-	1,111,795	-
Utilities	7,394,883	-	7,394,883	-

U.S. Treasury Obligations	17,779,257	-	17,779,257	-

Money Market Funds	10,077,757	10,077,757	-	-
Total Investments in Securities:	1,819,520,353	980,617,927	817,416,636	21,485,790
Derivative Instruments:

Assets
Futures Contracts	83,171	83,171	-	-
Swaps	474,057	-	474,057	-
Total Assets	557,228	83,171	474,057	-

Liabilities
Forward Foreign Currency Contracts	(7,535)	-	(7,535)	-
Total Liabilities	(7,535)	-	(7,535)	-
Total Derivative Instruments:	549,693	83,171	466,522	-
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.
	Beginning Balance ($)	Net Realized Gain (Loss) on Investment Securities ($)	Net Unrealized Gain (Loss) on Investment Securities ($)	Cost of Purchases ($)	Proceeds of Sales ($)	Amortization/ Accretion ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Ending Balance ($)	The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2025 ($)
Common Stocks	14,339,170	472,280	6,291,089	147,497	(1,576,573)	-	-	(674,550)	18,998,913	6,291,089
Bank Loan Obligations	292,067	23	(438)	-	(1,492)	416	184,032	-	474,608	(438)
Convertible Preferred Stocks	-	-	22,173	407,578	-	-	-	-	429,751	22,173
Non-Convertible Preferred Stocks	219,751	-	16,190	-	-	-	-	-	235,941	16,190
Preferred Securities	91,273	-	(46,364)	-	-	-	48,629	-	93,538	(46,364)
Non-Convertible Corporate Bonds	297,079	-	(2,094)	959,359	-	(1,305)	-	-	1,253,039	(2,094)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Credit Risk
Swaps (a)	474,057	-
Total Credit Risk	474,057	-
Foreign Exchange Risk
Forward Foreign Currency Contracts (b)	-	(7,535)
Total Foreign Exchange Risk	-	(7,535)
Interest Rate Risk
Futures Contracts (c)	83,171	-
Total Interest Rate Risk	83,171	-
Total Value of Derivatives	557,228	(7,535)

(a)For centrally cleared swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared swaps is included in receivable or payable for daily variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in Total accumulated earnings (loss).
(b)Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-item(s).
(c)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of August 31, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $1,547,727,654)	$1,595,818,404
Fidelity Central Funds (cost $2,559,923)	2,560,068
Other affiliated issuers (cost $174,789,109)	221,141,881

Total Investment in Securities (cost $1,725,076,686)		$1,819,520,353
Foreign currency held at value (cost $1,392)		1,409
Receivable for investments sold		2,336,701
Receivable for fund shares sold		756,997
Dividends receivable		9,762,469
Interest receivable		13,412,511
Distributions receivable from Fidelity Central Funds		12,033
Prepaid expenses		1,973
Other receivables		54,669
Total assets		1,845,859,115
Liabilities
Payable to custodian bank	$8,002
Payable for investments purchased
Regular delivery	13,397,860
Delayed delivery	293,000
Unrealized depreciation on forward foreign currency contracts	7,535
Payable for fund shares redeemed	1,507,448
Distributions payable	33,206
Accrued management fee	204,219
Payable for daily variation margin on futures contracts	2,008
Payable for daily variation margin on centrally cleared swaps	17,471
Other payables and accrued expenses	126,402
Total liabilities		15,597,151
Commitments and contingent liabilities (see Significant Accounting Policies note)
Net Assets		$1,830,261,964
Net Assets consist of:
Paid in capital		$1,978,846,607
Total accumulated earnings (loss)		(148,584,643)
Net Assets		$1,830,261,964
Net Asset Value, offering price and redemption price per share ($1,830,261,964 ÷ 203,557,748 shares)		$8.99
Statement of Operations
Six months ended August 31, 2025 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$22,793,088
Affiliated issuers		4,604,535
Interest		28,645,361
Income from Fidelity Central Funds		92,304
Total income		56,135,288
Expenses
Management fee	$3,298,328
Custodian fees and expenses	19,741
Independent trustees' fees and expenses	3,845
Registration fees	22,634
Audit fees	24,968
Legal	5,109
Miscellaneous	4,452
Total expenses before reductions	3,379,077
Expense reductions	(2,086,639)
Total expenses after reductions		1,292,438
Net Investment income (loss)		54,842,850
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	388,988
Affiliated issuers	92,266
Forward foreign currency contracts	(497,653)
Foreign currency transactions	47,766
Futures contracts	403,204
Swaps	206,135
Total net realized gain (loss)		640,706
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	25,718,030
Affiliated issuers	11,010,178
Forward foreign currency contracts	(10,895)
Assets and liabilities in foreign currencies	602
Futures contracts	(202,320)
Swaps	454,636
Total change in net unrealized appreciation (depreciation)		36,970,231
Net gain (loss)		37,610,937
Net increase (decrease) in net assets resulting from operations		$92,453,787
Statement of Changes in Net Assets

	Six months ended August 31, 2025 (Unaudited)	Year ended February 28, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$54,842,850	$89,330,591
Net realized gain (loss)	640,706	(29,106,252)
Change in net unrealized appreciation (depreciation)	36,970,231	67,296,637
Net increase (decrease) in net assets resulting from operations	92,453,787	127,520,976
Distributions to shareholders	(52,611,619)	(85,395,840)

Share transactions
Proceeds from sales of shares	556,473,111	500,191,753
Reinvestment of distributions	52,414,235	84,916,571
Cost of shares redeemed	(262,853,388)	(615,787,969)

Net increase (decrease) in net assets resulting from share transactions	346,033,958	(30,679,645)
Total increase (decrease) in net assets	385,876,126	11,445,491

Net Assets
Beginning of period	1,444,385,838	1,432,940,347
End of period	$1,830,261,964	$1,444,385,838

Other Information
Shares
Sold	64,126,250	57,121,737
Issued in reinvestment of distributions	5,940,748	9,742,901
Redeemed	(29,958,140)	(70,643,391)
Net increase (decrease)	40,108,858	(3,778,753)

Financial Highlights
Strategic Advisers® Income Opportunities Fund

	Six months ended August 31, 2025 (Unaudited)	Years ended February 28, 2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$8.84	$8.57	$8.27	$9.25	$9.58	$9.32
Income from Investment Operations
Net investment income (loss) B,C	.289	.578	.537	.508	.440	.473
Net realized and unrealized gain (loss)	.139	.245	.285	(1.000)	(.279)	.241
Total from investment operations	.428	.823	.822	(.492)	.161	.714
Distributions from net investment income	(.274)	(.553)	(.522)	(.488)	(.461)	(.454)
Distributions from net realized gain	(.004)	-	-	-	(.030)	-
Total distributions	(.278)	(.553)	(.522)	(.488)	(.491)	(.454)
Net asset value, end of period	$8.99	$8.84	$8.57	$8.27	$9.25	$9.58
Total Return D,E	4.95%	9.88%	10.29%	(5.25)%	1.61%	8.05%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.40% H	.43%	.43%	.42%	.38%	.39%
Expenses net of fee waivers, if any	.15 % H	.18%	.18%	.17%	.13%	.14%
Expenses net of all reductions, if any	.15% H	.18%	.18%	.17%	.13%	.14%
Net investment income (loss)	6.52% H	6.64%	6.44%	5.96%	4.57%	5.10%
Supplemental Data
Net assets, end of period (000 omitted)	$1,830,262	$1,444,386	$1,432,940	$1,647,800	$4,158,412	$7,204,043
Portfolio turnover rate I	33 % H	55%	26%	21%	33%	43%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended August 31, 2025

1. Organization.
Strategic Advisers Income Opportunities Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to certain managed account clients of Strategic Advisers LLC (Strategic Advisers), an affiliate of Fidelity Management & Research Company LLC (FMR).
2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Bank Loan Obligations	$474,608	Recovery value	Recovery value	$0.00	Increase
		Discounted cash flow	Yield	10.6%	Decrease
		Indicative market price	Evaluated bid	$98.50	Increase
Common Stocks	$18,998,913	Market comparable	Enterprise value/Revenue multiple (EV/R)	0.4	Increase
			Enterprise value/EBITDA multiple (EV/EBITDA)	3.7 - 7.9 / 4.5	Increase
		Market approach	Transaction price	$0.50 - $64.17 / $43.58	Increase
		Recovery value	Recovery value	$0.00	Increase
		Black scholes	Volatility	53.0% - 60.0% / 53.4%	Increase
			Discount rate	3.7% - 4.1% / 4.1%	Increase
			Term	0.9 - 3.8 / 1.1	Increase
		Discounted cash flow	Discount rate	4.8% - 8.9% / 8.9%	Decrease
Convertible Preferred Stocks	$429,751	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	21.5	Increase
Non-Convertible Corporate Bonds	$1,253,039	Market approach	Transaction price	$100.00 - $105.20 / $103.88	Increase
			Expected distribution	$0.50 - $4.10 / $3.81	Increase
		Recovery value	Recovery value	$0.00	Increase
		Discounted cash flow	Discount rate	15.5%	Decrease
Non-Convertible Preferred Stocks	$235,941	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	3.7	Increase
		Discounted cash flow	Discount rate	12.4%	Decrease
			Term	0.8	Increase
Preferred Securities	$93,538	Discounted cash flow	Yield	9.8%	Decrease
		Indicative market price	Evaluated bid	$0.01	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2025, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Strategic Advisers Income Opportunities Fund	$54,669

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the underlying funds, futures contracts, swaps, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, market discount, contingent interest, certain conversion ratio adjustments, currency contract transactions, capital loss carryforwards, and losses deferred due to wash sales and currency contract transactions.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$120,933,618
Gross unrealized depreciation	(21,225,650)
Net unrealized appreciation (depreciation)	$99,707,968
Tax cost	$1,720,362,078

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(43,327,249)
Long-term	(207,481,630)
Total capital loss carryforward	$(250,808,879)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Commitments outstanding at period end are presented in the table below. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Statement of Operations, as applicable based on contractual conditions of each commitment. The commitment amount represents the maximum amount of the commitment.

	Investment to be Acquired	Commitment Amount ($)	Unrealized Appreciation (Depreciation)($)
Strategic Advisers Income Opportunities Fund	Wolfspeed New 2L Convertible Notes	189,333	-

New Accounting Pronouncement.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
3. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, forward foreign currency contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Strategic Advisers Income Opportunities Fund
Credit Risk
Swaps	206,135	454,636
Total Credit Risk	206,135	454,636
Foreign Exchange Risk
Forward Foreign Currency Contracts	(497,653)	(10,895)
Total Foreign Exchange Risk	(497,653)	(10,895)
Interest Rate Risk
Futures Contracts	403,204	(202,320)
Total Interest Rate Risk	403,204	(202,320)
Totals	111,686	241,421

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Strategic Advisers Income Opportunities Fund	593,691,738	251,731,813
5. Fees and Other Transactions with Affiliates.
Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month to the aggregate of the fee rates, payable monthly by the investment adviser, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed .75% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .39% of the Fund's average net assets.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Sub-Adviser. FIAM LLC (an affiliate of the investment adviser), PGIM, Inc. and T. Rowe Price Associates, Inc. each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid as described in the Management Fee note.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Strategic Advisers Income Opportunities Fund	10

Interfund Trades. Funds may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Strategic Advisers Income Opportunities Fund	1,176
8. Expense Reductions.
The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2028. During the period, this waiver reduced the Fund's management fee by $ 2,082,395.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $4,244.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.912883.115
SRQ-SANN-1025
Strategic Advisers® Fidelity® International Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public

Semi-Annual Report
August 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Strategic Advisers® Fidelity® International Fund
Schedule of Investments August 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 45.2%
	Shares	Value ($)
AUSTRALIA - 1.6%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
CAR Group Ltd	1,160,325	30,607,014
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Aristocrat Leisure Ltd	1,054,240	49,988,470
Consumer Staples - 0.1%
Beverages - 0.1%
Treasury Wine Estates Ltd	6,050,596	30,935,933
Consumer Staples Distribution & Retail - 0.0%
Coles Group Ltd	1,895,460	29,590,056
TOTAL CONSUMER STAPLES		60,525,989

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Whitehaven Coal Ltd	9,589,900	41,378,433
Financials - 0.4%
Banks - 0.1%
Westpac Banking Corp	2,255,980	56,826,045
Capital Markets - 0.2%
Macquarie Group Ltd	827,973	121,436,547
Insurance - 0.1%
Steadfast Group Ltd	9,439,440	37,483,074
TOTAL FINANCIALS		215,745,666

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Sonic Healthcare Ltd	1,785,920	28,052,314
Industrials - 0.1%
Commercial Services & Supplies - 0.1%
Brambles Ltd	2,965,970	50,264,739
Trading Companies & Distributors - 0.0%
SGH Ltd	365,045	12,020,760
TOTAL INDUSTRIALS		62,285,499

Materials - 0.6%
Metals & Mining - 0.6%
BHP Group Ltd	3,711,370	103,447,006
Glencore PLC	31,134,760	122,962,848
Northern Star Resources Ltd	2,523,860	31,497,195
Rio Tinto Ltd	945,700	71,435,475
		329,342,524
Real Estate - 0.2%
Diversified REITs - 0.1%
GPT Group/The unit	12,921,730	47,124,110
Specialized REITs - 0.1%
National Storage REIT unit	25,755,213	40,537,333
TOTAL REAL ESTATE		87,661,443

TOTAL AUSTRALIA		905,587,352
AUSTRIA - 0.1%
Financials - 0.1%
Banks - 0.1%
Erste Group Bank AG	438,630	41,751,224
BAILIWICK OF JERSEY - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
JTC PLC (b)(c)	1,098,500	17,133,814
BELGIUM - 0.9%
Consumer Staples - 0.2%
Beverages - 0.2%
Anheuser-Busch InBev SA/NV	1,370,870	86,002,807
Financials - 0.4%
Banks - 0.4%
KBC Group NV	1,956,890	230,653,586
Health Care - 0.3%
Pharmaceuticals - 0.3%
UCB SA	770,119	180,057,300
Real Estate - 0.0%
Industrial REITs - 0.0%
Warehouses De Pauw CVA	916,173	23,494,530
TOTAL BELGIUM		520,208,223
BRAZIL - 0.1%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
MercadoLibre Inc (d)	17,290	42,756,614
CANADA - 0.5%
Financials - 0.1%
Capital Markets - 0.1%
Brookfield Asset Management Ltd Class A (United States) (e)	729,633	43,894,721
Industrials - 0.0%
Professional Services - 0.0%
Thomson Reuters Corp (e)	197,967	35,159,377
Information Technology - 0.4%
IT Services - 0.1%
Shopify Inc Class A (United States) (d)	430,506	60,821,888
Software - 0.3%
Constellation Software Inc/Canada	41,498	137,495,911
Lumine Group Inc Subordinate Voting Shares (c)(d)	224,600	7,912,148
		145,408,059
TOTAL INFORMATION TECHNOLOGY		206,229,947

TOTAL CANADA		285,284,045
CHILE - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Antofagasta PLC	822,240	23,838,234
CHINA - 0.8%
Communication Services - 0.4%
Interactive Media & Services - 0.4%
Tencent Holdings Ltd	2,711,452	209,987,067
Consumer Discretionary - 0.3%
Broadline Retail - 0.3%
Prosus NV Class N	2,745,301	169,822,944
Industrials - 0.1%
Machinery - 0.1%
Yangzijiang Shipbuildling (Holdings) Ltd	16,781,730	38,024,273
TOTAL CHINA		417,834,284
DENMARK - 0.8%
Health Care - 0.3%
Pharmaceuticals - 0.3%
Novo Nordisk A/S Series B	3,107,863	175,623,526
Industrials - 0.5%
Air Freight & Logistics - 0.5%
DSV A/S	1,143,329	253,484,703
Materials - 0.0%
Chemicals - 0.0%
Novonesis Novozymes B Series B	581,900	36,989,459
TOTAL DENMARK		466,097,688
FINLAND - 0.4%
Financials - 0.3%
Insurance - 0.3%
Mandatum Holding Oy	942,700	6,478,227
Sampo Oyj A Shares	10,412,310	119,450,431
		125,928,658
Information Technology - 0.0%
Communications Equipment - 0.0%
Nokia Oyj	4,466,180	19,226,651
Materials - 0.1%
Paper & Forest Products - 0.1%
UPM-Kymmene Oyj	1,675,200	47,706,825
Utilities - 0.0%
Electric Utilities - 0.0%
Fortum Oyj	1,561,200	27,013,164
TOTAL FINLAND		219,875,298
FRANCE - 4.0%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Orange SA	3,427,020	55,857,597
Entertainment - 0.0%
Vivendi SE	6,699,885	23,953,525
Media - 0.0%
Canal+ SA	4,119,000	12,570,829
Louis Hachette Group	3,935,100	7,563,835
		20,134,664
TOTAL COMMUNICATION SERVICES		99,945,786

Consumer Discretionary - 0.5%
Automobile Components - 0.1%
Cie Generale des Etablissements Michelin SCA Series B	1,238,715	44,858,303
Hotels, Restaurants & Leisure - 0.1%
Accor SA	776,744	38,411,290
Household Durables - 0.0%
SEB SA	115,725	8,421,051
Textiles, Apparel & Luxury Goods - 0.3%
Hermes International SCA	69,068	168,958,349
LVMH Moet Hennessy Louis Vuitton SE	23,892	14,106,654
		183,065,003
TOTAL CONSUMER DISCRETIONARY		274,755,647

Consumer Staples - 0.4%
Beverages - 0.0%
Pernod Ricard SA	405,520	46,113,415
Food Products - 0.4%
Danone SA	2,390,020	199,488,659
TOTAL CONSUMER STAPLES		245,602,074

Energy - 0.2%
Energy Equipment & Services - 0.1%
Vallourec SACA	2,515,530	45,114,941
Oil, Gas & Consumable Fuels - 0.1%
TotalEnergies SE	1,257,558	78,950,811
TOTAL ENERGY		124,065,752

Financials - 0.8%
Banks - 0.3%
BNP Paribas SA	2,106,900	189,336,152
Capital Markets - 0.0%
Amundi SA (b)(c)	54,460	4,023,460
Insurance - 0.5%
AXA SA	5,765,950	268,564,460
TOTAL FINANCIALS		461,924,072

Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
EssilorLuxottica SA	223,564	68,054,666
Industrials - 1.2%
Aerospace & Defense - 0.9%
Airbus SE	184,040	38,477,075
Dassault Aviation SA	47,082	14,871,933
Safran SA	824,136	273,883,905
Thales SA	491,390	129,254,964
		456,487,877
Building Products - 0.2%
Cie de Saint-Gobain SA	969,060	104,618,968
Electrical Equipment - 0.1%
Legrand SA	282,270	42,985,799
TOTAL INDUSTRIALS		604,092,644

Information Technology - 0.0%
IT Services - 0.0%
Alten SA	298,000	22,974,729
Materials - 0.6%
Chemicals - 0.6%
Air Liquide SA	1,583,422	326,244,319
TOTAL FRANCE		2,227,659,689
GERMANY - 6.0%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.5%
Deutsche Telekom AG	6,958,877	254,660,231
Consumer Discretionary - 0.3%
Automobiles - 0.2%
Bayerische Motoren Werke AG	772,290	80,827,295
Specialty Retail - 0.0%
Auto1 Group SE (d)	782,950	26,471,626
Textiles, Apparel & Luxury Goods - 0.1%
adidas AG	211,930	41,244,305
TOTAL CONSUMER DISCRETIONARY		148,543,226

Financials - 1.7%
Banks - 0.2%
Commerzbank AG	2,286,837	87,270,589
Capital Markets - 0.4%
Deutsche Bank AG	1,755,900	61,688,449
Deutsche Boerse AG	602,756	177,411,571
		239,100,020
Insurance - 1.1%
Allianz SE	602,755	254,834,370
Hannover Rueck SE	637,360	185,517,090
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	277,037	176,722,466
		617,073,926
TOTAL FINANCIALS		943,444,535

Health Care - 0.5%
Health Care Providers & Services - 0.4%
Fresenius SE & Co KGaA	3,378,777	183,450,897
Pharmaceuticals - 0.1%
Bayer AG	724,300	23,829,887
Merck KGaA	386,240	49,039,891
		72,869,778
TOTAL HEALTH CARE		256,320,675

Industrials - 1.6%
Aerospace & Defense - 0.6%
MTU Aero Engines AG	215,600	96,099,798
Rheinmetall AG	130,060	252,283,973
		348,383,771
Air Freight & Logistics - 0.2%
Deutsche Post AG	2,384,058	108,659,875
Electrical Equipment - 0.2%
Siemens Energy AG (d)	1,012,401	107,698,577
Industrial Conglomerates - 0.5%
Siemens AG	941,062	260,867,521
Machinery - 0.1%
Daimler Truck Holding AG	1,099,240	51,658,655
TOTAL INDUSTRIALS		877,268,399

Information Technology - 0.8%
Software - 0.8%
SAP SE	1,720,829	468,403,445
Materials - 0.4%
Chemicals - 0.1%
BASF SE	726,100	38,571,157
Covestro AG	257,500	17,894,206
		56,465,363
Construction Materials - 0.3%
Heidelberg Materials AG	660,011	156,124,588
TOTAL MATERIALS		212,589,951

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
LEG Immobilien SE (e)	490,796	41,082,740
Vonovia SE	1,049,274	33,917,086
		74,999,826
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.1%
RWE AG	1,272,360	50,967,403
Multi-Utilities - 0.1%
E.ON SE	2,467,370	43,996,551
TOTAL UTILITIES		94,963,954

TOTAL GERMANY		3,331,194,242
HONG KONG - 0.5%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
HKT Trust & HKT Ltd unit	10,337,780	15,648,233
Financials - 0.5%
Capital Markets - 0.1%
Hong Kong Exchanges & Clearing Ltd	673,650	39,467,930
Insurance - 0.4%
AIA Group Ltd	12,984,610	123,410,357
Prudential PLC	8,672,430	115,671,061
		239,081,418
TOTAL FINANCIALS		278,549,348

TOTAL HONG KONG		294,197,581
INDIA - 0.4%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
MakeMyTrip Ltd (d)(e)	420,634	41,537,608
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Reliance Industries Ltd GDR (b)	499,500	30,019,949
Financials - 0.3%
Banks - 0.3%
HDFC Bank Ltd/Gandhinagar ADR	1,413,980	100,618,817
ICICI Bank Ltd ADR	1,567,984	49,767,812
		150,386,629
TOTAL INDIA		221,944,186
INDONESIA - 0.1%
Financials - 0.1%
Banks - 0.1%
Bank Central Asia Tbk PT	152,680,300	74,799,599
IRELAND - 0.3%
Financials - 0.1%
Banks - 0.1%
AIB Group PLC	3,830,210	31,097,881
Industrials - 0.2%
Building Products - 0.2%
Kingspan Group PLC	1,460,036	112,563,534
TOTAL IRELAND		143,661,415
ISRAEL - 0.3%
Financials - 0.2%
Banks - 0.2%
Bank Hapoalim BM	2,264,431	44,302,168
Bank Leumi Le-Israel BM	2,263,666	43,541,168
		87,843,336
Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Industries Ltd ADR (d)	3,646,690	67,026,162
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Camtek Ltd/Israel (d)(e)	15,638	1,293,419
TOTAL ISRAEL		156,162,917
ITALY - 2.0%
Consumer Discretionary - 0.3%
Automobile Components - 0.1%
Pirelli & C SpA (b)(c)	5,356,330	36,670,800
Automobiles - 0.2%
Ferrari NV (Italy)	189,744	90,279,879
Hotels, Restaurants & Leisure - 0.0%
Lottomatica Group Spa	873,000	23,715,113
TOTAL CONSUMER DISCRETIONARY		150,665,792

Consumer Staples - 0.0%
Beverages - 0.0%
Coca-Cola HBC AG	382,240	19,301,505
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Eni SpA	2,793,900	49,945,018
Financials - 1.1%
Banks - 1.1%
FinecoBank Banca Fineco SpA	2,654,384	58,225,572
Intesa Sanpaolo SpA	17,937,790	112,928,292
Mediobanca Banca di Credito Finanziario SpA	4,030,000	97,594,228
UniCredit SpA	4,632,694	358,314,416
		627,062,508
Health Care - 0.2%
Health Care Equipment & Supplies - 0.0%
GVS SpA (b)(c)(d)(e)	190,400	1,005,712
Pharmaceuticals - 0.2%
Recordati Industria Chimica e Farmaceutica SpA	1,870,930	115,459,253
TOTAL HEALTH CARE		116,464,965

Industrials - 0.3%
Electrical Equipment - 0.2%
Prysmian SpA	1,156,115	101,061,710
Machinery - 0.0%
Interpump Group SpA	219,500	10,425,797
Passenger Airlines - 0.1%
Ryanair Holdings PLC ADR	688,950	43,727,657
TOTAL INDUSTRIALS		155,215,164

TOTAL ITALY		1,118,654,952
JAPAN - 8.4%
Communication Services - 0.8%
Entertainment - 0.5%
Capcom Co Ltd	1,390,100	37,511,793
Konami Group Corp	151,500	22,852,019
Nintendo Co Ltd	2,523,290	225,049,691
		285,413,503
Interactive Media & Services - 0.2%
LY Corp	27,757,530	87,879,782
Wireless Telecommunication Services - 0.1%
SoftBank Group Corp	642,610	69,006,095
TOTAL COMMUNICATION SERVICES		442,299,380

Consumer Discretionary - 1.1%
Automobile Components - 0.2%
Sumitomo Electric Industries Ltd	3,320,020	92,990,308
Automobiles - 0.4%
Isuzu Motors Ltd	2,780,800	36,424,653
Toyota Motor Corp	9,866,410	191,037,736
		227,462,389
Broadline Retail - 0.0%
Pan Pacific International Holdings Corp	1,503,270	54,222,013
Household Durables - 0.3%
Panasonic Holdings Corp	4,231,930	42,836,808
Sony Group Corp	3,341,890	91,337,670
Sumitomo Forestry Co Ltd	2,480,000	28,126,397
		162,300,875
Specialty Retail - 0.2%
Fast Retailing Co Ltd	219,310	68,551,737
ZOZO Inc	2,076,230	19,292,798
		87,844,535
TOTAL CONSUMER DISCRETIONARY		624,820,120

Consumer Staples - 0.4%
Beverages - 0.1%
Asahi Group Holdings Ltd	3,867,830	48,605,988
Food Products - 0.3%
Ajinomoto Co Inc	6,263,630	169,864,582
TOTAL CONSUMER STAPLES		218,470,570

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Inpex Corp	4,065,370	69,079,462
Financials - 1.8%
Banks - 1.1%
Chiba Bank Ltd/The	5,245,370	53,660,066
Mitsubishi UFJ Financial Group Inc	9,387,200	142,864,338
Mizuho Financial Group Inc	3,566,370	117,326,087
Sumitomo Mitsui Financial Group Inc	9,941,370	270,759,134
		584,609,625
Financial Services - 0.2%
ORIX Corp	5,156,090	133,171,506
Insurance - 0.5%
Tokio Marine Holdings Inc	5,860,820	251,358,556
TOTAL FINANCIALS		969,139,687

Health Care - 0.3%
Health Care Equipment & Supplies - 0.2%
Hoya Corp	777,900	100,447,652
Pharmaceuticals - 0.1%
Chugai Pharmaceutical Co Ltd	199,500	8,816,173
Daiichi Sankyo Co Ltd	2,924,630	69,932,791
		78,748,964
TOTAL HEALTH CARE		179,196,616

Industrials - 2.5%
Electrical Equipment - 0.1%
Fuji Electric Co Ltd	508,870	32,044,310
NIDEC CORP	480,320	10,366,395
		42,410,705
Industrial Conglomerates - 0.9%
Hikari Tsushin Inc	90,720	24,157,523
Hitachi Ltd	17,706,383	477,070,691
		501,228,214
Machinery - 0.9%
Ebara Corp	2,777,010	57,101,759
Hoshizaki Corp	976,230	37,532,961
Kawasaki Heavy Industries Ltd	318,850	19,286,990
Komatsu Ltd	703,200	23,806,380
MINEBEA MITSUMI Inc	1,036,900	17,670,062
Mitsubishi Heavy Industries Ltd	10,578,196	266,911,307
SMC Corp	85,250	26,091,521
Sumitomo Heavy Industries Ltd	2,050,240	45,314,123
		493,715,103
Professional Services - 0.1%
BayCurrent Inc (e)	644,300	36,556,265
Trading Companies & Distributors - 0.5%
ITOCHU Corp	2,718,750	153,578,823
Marubeni Corp	1,679,480	38,116,166
Mitsui & Co Ltd	2,290,700	52,735,085
Sumitomo Corp	1,241,100	34,757,504
		279,187,578
TOTAL INDUSTRIALS		1,353,097,865

Information Technology - 1.1%
Electronic Equipment, Instruments & Components - 0.1%
Ibiden Co Ltd	1,143,580	54,919,825
IT Services - 0.3%
Fujitsu Ltd	1,767,200	42,526,273
NEC Corp	1,376,700	41,921,491
SCSK Corp	1,160,380	36,962,936
TIS Inc	1,756,060	58,463,759
		179,874,459
Semiconductors & Semiconductor Equipment - 0.3%
Advantest Corp	918,290	70,221,176
Renesas Electronics Corp	3,415,420	39,867,023
Tokyo Electron Ltd	283,130	38,558,397
		148,646,596
Technology Hardware, Storage & Peripherals - 0.4%
Canon Inc	622,230	18,209,586
FUJIFILM Holdings Corp	8,467,310	200,597,091
		218,806,677
TOTAL INFORMATION TECHNOLOGY		602,247,557

Materials - 0.1%
Chemicals - 0.1%
Kuraray Co Ltd	1,477,790	17,607,455
Shin-Etsu Chemical Co Ltd	1,273,700	38,793,606
		56,401,061
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Hulic Co Ltd (e)	3,126,560	33,537,190
Mitsubishi Estate Co Ltd	2,030,900	43,263,323
		76,800,513
Utilities - 0.1%
Gas Utilities - 0.1%
Osaka Gas Co Ltd	1,072,800	30,530,927
TOTAL JAPAN		4,622,083,758
NETHERLANDS - 0.9%
Communication Services - 0.0%
Entertainment - 0.0%
Universal Music Group NV	719,983	20,353,422
Media - 0.0%
Havas NV	3,918,400	6,876,204
TOTAL COMMUNICATION SERVICES		27,229,626

Financials - 0.1%
Insurance - 0.1%
ASR Nederland NV (e)	471,400	32,692,378
Health Care - 0.2%
Biotechnology - 0.2%
Argenx SE (d)	178,423	127,038,099
Industrials - 0.1%
Professional Services - 0.1%
Wolters Kluwer NV	349,370	43,979,129
Wolters Kluwer NV rights (d)(f)	400,424	435,664
		44,414,793
Trading Companies & Distributors - 0.0%
IMCD NV	236,900	26,600,791
TOTAL INDUSTRIALS		71,015,584

Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
ASM International NV	94,540	45,424,384
ASML Holding NV	168,148	124,865,470
BE Semiconductor Industries NV	278,440	37,493,475
		207,783,329
Software - 0.0%
Topicus.com Inc (d)	44,100	5,475,612
TOTAL INFORMATION TECHNOLOGY		213,258,941

TOTAL NETHERLANDS		471,234,628
NORWAY - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Equinor ASA	1,485,617	36,663,301
PORTUGAL - 0.0%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Jeronimo Martins SGPS SA	1,037,880	25,668,522
SINGAPORE - 0.5%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.1%
Singapore Telecommunications Ltd	24,631,650	82,781,595
Entertainment - 0.1%
Sea Ltd Class A ADR (d)	291,460	54,368,948
TOTAL COMMUNICATION SERVICES		137,150,543

Financials - 0.3%
Banks - 0.3%
United Overseas Bank Ltd	5,019,643	137,471,253
TOTAL SINGAPORE		274,621,796
SOUTH AFRICA - 0.2%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Thungela Resources Ltd (United Kingdom) (e)	258,200	1,362,779
Materials - 0.2%
Metals & Mining - 0.2%
Anglo American PLC	2,407,199	74,129,588
Valterra Platinum Ltd (United Kingdom)	180,245	8,185,603
		82,315,191
TOTAL SOUTH AFRICA		83,677,970
SPAIN - 1.9%
Financials - 1.4%
Banks - 1.4%
Banco Santander SA	47,755,403	456,066,205
Bankinter SA	5,875,455	87,605,240
CaixaBank SA	24,342,479	243,060,335
		786,731,780
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Aena SME SA (b)(c)	698,180	20,236,419
Utilities - 0.5%
Electric Utilities - 0.5%
Iberdrola SA	14,356,785	270,638,524
TOTAL SPAIN		1,077,606,723
SWEDEN - 0.6%
Financials - 0.3%
Financial Services - 0.3%
Investor AB B Shares	5,155,710	158,710,561
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
AddLife AB B Shares	1,001,600	18,731,386
Industrials - 0.3%
Building Products - 0.1%
Assa Abloy AB B Shares	1,769,825	62,536,294
Machinery - 0.2%
Atlas Copco AB A Shares	1,125,610	17,970,339
Indutrade AB	2,350,969	58,473,042
		76,443,381
TOTAL INDUSTRIALS		138,979,675

TOTAL SWEDEN		316,421,622
SWITZERLAND - 1.6%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Cie Financiere Richemont SA Series A	471,435	82,540,142
Financials - 1.3%
Capital Markets - 0.4%
Partners Group Holding AG	40,220	55,166,469
UBS Group AG	3,226,425	130,565,071
UBS Group AG (United States)	933,487	37,824,893
		223,556,433
Insurance - 0.9%
Swiss Life Holding AG	59,220	63,945,610
Zurich Insurance Group AG	552,100	403,450,142
		467,395,752
TOTAL FINANCIALS		690,952,185

Industrials - 0.1%
Machinery - 0.1%
Schindler Holding AG	144,609	53,712,172
Materials - 0.1%
Chemicals - 0.1%
DSM-Firmenich AG	520,670	50,945,439
TOTAL SWITZERLAND		878,149,938
TAIWAN - 0.4%
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
Taiwan Semiconductor Manufacturing Co Ltd	6,482,966	242,796,229
UNITED KINGDOM - 6.2%
Consumer Discretionary - 0.8%
Broadline Retail - 0.0%
B&M European Value Retail SA	2,235,300	7,272,104
Hotels, Restaurants & Leisure - 0.6%
Compass Group PLC	4,934,564	167,714,644
InterContinental Hotels Group PLC	913,955	110,945,718
		278,660,362
Household Durables - 0.2%
Barratt Redrow PLC	19,201,836	93,353,665
Leisure Products - 0.0%
Games Workshop Group PLC	112,801	23,555,353
Specialty Retail - 0.0%
JD Sports Fashion PLC	5,700,300	7,397,885
Textiles, Apparel & Luxury Goods - 0.0%
Burberry Group PLC (d)	1,471,600	25,529,002
TOTAL CONSUMER DISCRETIONARY		435,768,371

Consumer Staples - 0.9%
Beverages - 0.1%
Diageo PLC	2,198,720	60,978,978
Consumer Staples Distribution & Retail - 0.1%
Tesco PLC	9,184,650	52,499,890
Personal Care Products - 0.2%
Unilever PLC	1,387,533	87,532,675
Tobacco - 0.5%
British American Tobacco PLC	1,727,304	98,089,548
Imperial Brands PLC	4,282,748	180,871,998
		278,961,546
TOTAL CONSUMER STAPLES		479,973,089

Financials - 2.1%
Banks - 1.3%
HSBC Holdings PLC	18,545,310	237,405,598
Lloyds Banking Group PLC	164,228,113	176,173,023
NatWest Group PLC	24,095,360	166,309,560
Standard Chartered PLC	5,855,620	109,720,203
		689,608,384
Capital Markets - 0.6%
3i Group PLC	3,494,765	189,866,160
London Stock Exchange Group PLC	1,153,787	142,992,400
		332,858,560
Insurance - 0.2%
Admiral Group PLC	828,721	40,614,801
Aviva PLC	2,894,150	25,488,853
Beazley PLC	3,334,600	35,312,700
		101,416,354
TOTAL FINANCIALS		1,123,883,298

Health Care - 0.4%
Health Care Equipment & Supplies - 0.0%
Convatec Group PLC (b)(c)	8,020,200	25,647,682
Pharmaceuticals - 0.4%
Astrazeneca PLC	1,393,909	222,209,190
TOTAL HEALTH CARE		247,856,872

Industrials - 1.6%
Aerospace & Defense - 1.1%
BAE Systems PLC	11,189,855	265,209,142
Rolls-Royce Holdings PLC	22,666,361	326,856,868
		592,066,010
Professional Services - 0.4%
Intertek Group PLC	551,100	34,934,251
RELX PLC	4,370,846	204,160,629
		239,094,880
Trading Companies & Distributors - 0.1%
Diploma PLC	570,218	41,618,159
TOTAL INDUSTRIALS		872,779,049

Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.2%
Halma PLC	2,064,599	91,752,034
Utilities - 0.2%
Electric Utilities - 0.0%
SSE PLC	1,655,750	38,692,120
Multi-Utilities - 0.2%
National Grid PLC	6,239,229	87,636,756
TOTAL UTILITIES		126,328,876

TOTAL UNITED KINGDOM		3,378,341,589
UNITED STATES - 5.6%
Communication Services - 0.3%
Entertainment - 0.3%
Spotify Technology SA (d)	216,581	147,682,252
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
BP PLC	5,211,800	30,487,072
Shell PLC	5,325,785	196,092,045
Shell PLC ADR	2,536,900	187,426,172
Shell PLC rights (d)(f)	5,325,785	1,906,631
		415,911,920
Financials - 0.8%
Capital Markets - 0.2%
Moody's Corp	68,682	35,011,336
S&P Global Inc	193,767	106,269,573
		141,280,909
Financial Services - 0.3%
Mastercard Inc Class A	64,043	38,124,157
Visa Inc Class A	308,667	108,582,878
		146,707,035
Insurance - 0.3%
Arthur J Gallagher & Co	116,849	35,376,035
Marsh & McLennan Cos Inc	590,959	121,625,272
Swiss Re AG	141,841	25,686,135
		182,687,442
TOTAL FINANCIALS		470,675,386

Health Care - 0.8%
Health Care Equipment & Supplies - 0.3%
Alcon AG	1,817,532	144,602,996
Pharmaceuticals - 0.5%
GSK PLC	8,568,751	169,319,414
Roche Holding AG	367,262	119,756,203
		289,075,617
TOTAL HEALTH CARE		433,678,613

Industrials - 1.2%
Building Products - 0.1%
Trane Technologies PLC	98,772	41,049,643
Commercial Services & Supplies - 0.2%
Waste Connections Inc	712,865	131,740,006
Construction & Engineering - 0.1%
Ferrovial SE	815,954	44,569,554
Electrical Equipment - 0.7%
Eaton Corp PLC	118,439	41,351,792
Schneider Electric SE	1,317,908	323,792,147
		365,143,939
Professional Services - 0.1%
Experian PLC	1,527,700	79,189,176
Trading Companies & Distributors - 0.0%
Ferguson Enterprises Inc (United Kingdom)	97,500	22,600,441
TOTAL INDUSTRIALS		684,292,759

Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Broadcom Inc	138,995	41,335,723
Software - 0.0%
Synopsys Inc (d)	54,969	33,174,891
TOTAL INFORMATION TECHNOLOGY		74,510,614

Materials - 1.6%
Chemicals - 0.3%
Linde PLC	401,385	191,978,432
Construction Materials - 1.3%
Amrize Ltd	2,673,378	139,457,349
CRH PLC	1,779,900	201,039,705
CRH PLC (United Kingdom)	413,359	46,505,857
Holcim AG	3,133,648	262,658,262
James Hardie Industries PLC depository receipt (d)	1,457,416	29,598,693
		679,259,866
TOTAL MATERIALS		871,238,298

TOTAL UNITED STATES		3,097,989,842
TOTAL COMMON STOCKS (Cost $19,565,076,946)		25,013,897,275

Domestic Equity Funds - 0.0%
	Shares	Value ($)
Fidelity SAI Inflation-Focused Fund (g) (Cost $1,109)	14	1,275

International Equity Funds - 49.0%
	Shares	Value ($)
Fidelity Advisor International Discovery Fund - Class Z (g)	72,390,801	4,156,679,814
Fidelity Advisor International Growth Fund - Class Z (g)	42,945,290	971,851,911
Fidelity Advisor International Real Estate Fund - Class Z (g)	8,200,950	86,766,056
Fidelity Advisor International Small Cap Opportunities Fund - Class Z (g)	6,213,721	149,129,299
Fidelity Advisor Japan Fund - Class Z (g)	9,715,552	196,351,297
Fidelity Diversified International Fund (g)	79,270,805	3,963,540,254
Fidelity Japan Smaller Companies Fund (g)	3,117,355	59,759,692
Fidelity Pacific Basin Fund (g)	3,631,096	140,813,921
Fidelity SAI International Index Fund (g)	211,589,595	3,565,284,682
Fidelity SAI International Low Volatility Index Fund (g)	255,678,596	3,293,140,317
Fidelity SAI International Momentum Index Fund (g)	31,841,187	554,036,655
Fidelity SAI International Quality Index Fund (g)	71,866,713	988,885,976
Fidelity SAI International Small Cap Index Fund (g)	62,779,489	645,373,151
Fidelity SAI International Value Index Fund (g)	660,703,082	8,067,184,628
Fidelity SAI Japan Stock Index Fund (g)	10,983,515	127,298,935
iShares MSCI India ETF (e)	3,172,141	164,887,889
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $21,568,291,749)		27,130,984,477

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
GERMANY - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Porsche Automobil Holding SE (Cost $17,724,172)	358,000	15,253,780

U.S. Treasury Obligations - 0.1%
	Yield (%) (h)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 10/16/2025 (i)	4.26 to 4.28	8,600,000	8,556,326
US Treasury Bills 0% 10/2/2025 (i)	4.27 to 4.29	2,110,000	2,102,579
US Treasury Bills 0% 10/30/2025 (i)	4.20 to 4.29	5,050,000	5,016,238
US Treasury Bills 0% 10/9/2025 (i)	4.28 to 4.30	9,040,000	9,001,024
US Treasury Bills 0% 11/13/2025 (i)	4.16 to 4.17	18,000,000	17,853,137
US Treasury Bills 0% 11/20/2025 (i)	4.14 to 4.17	13,120,000	13,003,271
US Treasury Bills 0% 11/28/2025 (i)	4.12 to 4.13	9,720,000	9,624,912
US Treasury Bills 0% 11/6/2025 (i)	4.18	8,520,000	8,457,094
US Treasury Bills 0% 9/11/2025 (i)	4.30	240,000	239,746
US Treasury Bills 0% 9/18/2025 (i)	4.21 to 4.27	4,290,000	4,281,887
US Treasury Bills 0% 9/25/2025 (i)	4.23 to 4.26	3,780,000	3,769,769
TOTAL U.S. TREASURY OBLIGATIONS (Cost $81,890,532)			81,905,983

Money Market Funds - 6.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	4.36	401,593,248	401,673,567
Fidelity Securities Lending Cash Central Fund (j)(k)	4.36	285,603,325	285,631,886
State Street Institutional U.S. Government Money Market Fund Premier Class (l)	4.23	2,618,275,889	2,618,275,889
TOTAL MONEY MARKET FUNDS (Cost $3,305,581,341)			3,305,581,342

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $44,538,565,849)	55,547,624,132
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(150,179,131)
NET ASSETS - 100.0%	55,397,445,001

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME Nikkei 225 Index Contracts (United States)	250	9/11/2025	52,625,000	4,961,795	4,961,795
ICE MSCI EAFE Index Contracts (United States)	19,154	9/19/2025	2,605,997,470	31,209,013	31,209,013

TOTAL FUTURES CONTRACTS					36,170,808
The notional amount of futures purchased as a percentage of Net Assets is 4.8%

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $134,737,836 or 0.2% of net assets.

(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $112,630,035 or 0.2% of net assets.

(d)	Non-income producing.
(e)	Security or a portion of the security is on loan at period end.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Affiliated Fund
(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $81,905,983.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.
(l)	The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	139,844,539	2,447,826,646	2,185,997,618	6,773,024	-	-	401,673,567	401,593,248	0.8%
Fidelity Securities Lending Cash Central Fund	191,564,836	1,727,048,328	1,632,981,278	461,705	-	-	285,631,886	285,603,325	1.0%
Total	331,409,375	4,174,874,974	3,818,978,896	7,234,729	-	-	687,305,453

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Advisor International Discovery Fund - Class Z	3,650,923,038	-	15,000,000	-	(2,015,905)	522,772,681	4,156,679,814	72,390,801
Fidelity Advisor International Growth Fund - Class Z	848,881,853	67,000,000	-	-	-	55,970,058	971,851,911	42,945,290
Fidelity Advisor International Real Estate Fund - Class Z	74,382,620	1	-	-	-	12,383,435	86,766,056	8,200,950
Fidelity Advisor International Small Cap Opportunities Fund - Class Z	125,330,748	-	-	-	-	23,798,551	149,129,299	6,213,721
Fidelity Advisor Japan Fund - Class Z	162,346,867	-	-	-	-	34,004,430	196,351,297	9,715,552
Fidelity Diversified International Fund	3,477,320,392	100,000,000	10,000,000	-	(1,170,561)	397,390,423	3,963,540,254	79,270,805
Fidelity Japan Smaller Companies Fund	48,848,950	-	-	-	-	10,910,742	59,759,692	3,117,355
Fidelity Pacific Basin Fund	116,412,953	-	-	-	-	24,400,968	140,813,921	3,631,096
Fidelity SAI Inflation-Focused Fund	1,246	-	-	-	-	29	1,275	14
Fidelity SAI International Index Fund	4,255,393,719	423,060,930	1,551,490,495	-	81,233,332	357,087,196	3,565,284,682	211,589,595
Fidelity SAI International Low Volatility Index Fund	2,822,208,723	108,000,000	-	-	-	362,931,594	3,293,140,317	255,678,596
Fidelity SAI International Momentum Index Fund	450,064,544	18,000,000	-	-	-	85,972,111	554,036,655	31,841,187
Fidelity SAI International Quality Index Fund	974,706,347	33,000,000	75,000,000	-	(7,352,419)	63,532,048	988,885,976	71,866,713
Fidelity SAI International Small Cap Index Fund	528,603,301	-	-	-	-	116,769,850	645,373,151	62,779,489
Fidelity SAI International Value Index Fund	6,616,002,102	259,999,999	-	-	-	1,191,182,527	8,067,184,628	660,703,082
Fidelity SAI Japan Stock Index Fund	110,823,663	-	-	-	-	16,475,272	127,298,935	10,983,515
	24,262,251,066	1,009,060,930	1,651,490,495	-	70,694,447	3,275,581,915	26,966,097,863

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	1,365,210,132	268,663,826	1,096,546,306	-
Consumer Discretionary	2,021,198,934	756,401,939	1,264,796,995	-
Consumer Staples	1,135,544,556	91,083,442	1,044,461,114	-
Energy	768,426,614	265,830,472	502,596,142	-
Financials	7,700,472,105	2,319,859,975	5,380,612,130	-
Health Care	1,898,101,194	804,036,054	1,094,065,140	-
Industrials	5,332,207,116	1,006,633,105	4,325,574,011	-
Information Technology	1,942,693,566	485,154,214	1,457,539,352	-
Materials	2,037,611,301	788,851,693	1,248,759,608	-
Real Estate	262,956,312	98,494,356	164,461,956	-
Utilities	549,475,445	77,980,567	471,494,878	-

Domestic Equity Funds	1,275	1,275	-	-

International Equity Funds	27,130,984,477	27,130,984,477	-	-

Non-Convertible Preferred Stocks
Consumer Discretionary	15,253,780	-	15,253,780	-

U.S. Treasury Obligations	81,905,983	-	81,905,983	-

Money Market Funds	3,305,581,342	3,305,581,342	-	-
Total Investments in Securities:	55,547,624,132	37,399,556,737	18,148,067,395	-
Derivative Instruments:

Assets
Futures Contracts	36,170,808	36,170,808	-	-
Total Assets	36,170,808	36,170,808	-	-
Total Derivative Instruments:	36,170,808	36,170,808	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	36,170,808	-
Total Equity Risk	36,170,808	-
Total Value of Derivatives	36,170,808	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of August 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $275,134,966) - See accompanying schedule:
Unaffiliated issuers (cost $22,454,178,333)	$27,894,220,816
Fidelity Central Funds (cost $687,305,453)	687,305,453
Other affiliated issuers (cost $21,397,082,063)	26,966,097,863

Total Investment in Securities (cost $44,538,565,849)		$55,547,624,132
Foreign currency held at value (cost $69,167,052)		69,179,210
Receivable for investments sold		29,674,957
Receivable for fund shares sold		76,605,135
Dividends receivable		63,304,407
Interest receivable		7,787,359
Distributions receivable from Fidelity Central Funds		1,416,172
Prepaid expenses		63,529
Other receivables		93,837
Total assets		55,795,748,738
Liabilities
Payable to custodian bank	$1
Payable for investments purchased
Regular delivery	65,051,295
Delayed delivery	2,342,295
Payable for fund shares redeemed	21,585,187
Accrued management fee	5,881,015
Payable for daily variation margin on futures contracts	17,053,564
Other payables and accrued expenses	758,494
Collateral on securities loaned	285,631,886
Total liabilities		398,303,737
Net Assets		$55,397,445,001
Net Assets consist of:
Paid in capital		$44,209,386,572
Total accumulated earnings (loss)		11,188,058,429
Net Assets		$55,397,445,001
Net Asset Value, offering price and redemption price per share ($55,397,445,001 ÷ 3,813,464,348 shares)		$14.53
Statement of Operations
Six months ended August 31, 2025 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$447,219,368
Interest		32,447,580
Income from Fidelity Central Funds (including $461,705 from security lending)		7,234,729
Income before foreign taxes withheld		$486,901,677
Less foreign taxes withheld		(24,442,277)
Total income		462,459,400
Expenses
Management fee	$95,134,379
Custodian fees and expenses	539,662
Independent trustees' fees and expenses	118,022
Registration fees	(452,902)
Audit fees	55,276
Legal	56,691
Miscellaneous	122,604
Total expenses before reductions	95,573,732
Expense reductions	(62,590,294)
Total expenses after reductions		32,983,438
Net Investment income (loss)		429,475,962
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(115,264,009)
Affiliated issuers	70,694,447
Foreign currency transactions	9,115,042
Futures contracts	171,509,435
Total net realized gain (loss)		136,054,915
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	2,816,473,719
Affiliated issuers	3,275,581,915
Assets and liabilities in foreign currencies	2,275,832
Futures contracts	4,471,131
Total change in net unrealized appreciation (depreciation)		6,098,802,597
Net gain (loss)		6,234,857,512
Net increase (decrease) in net assets resulting from operations		$6,664,333,474
Statement of Changes in Net Assets

	Six months ended August 31, 2025 (Unaudited)	Year ended February 28, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$429,475,962	$1,034,778,099
Net realized gain (loss)	136,054,915	1,248,040,754
Change in net unrealized appreciation (depreciation)	6,098,802,597	1,543,698,433
Net increase (decrease) in net assets resulting from operations	6,664,333,474	3,826,517,286
Distributions to shareholders	(50,669,718)	(1,440,029,686)

Share transactions
Proceeds from sales of shares	9,578,974,080	20,046,129,240
Reinvestment of distributions	50,486,446	1,434,502,784
Cost of shares redeemed	(8,395,214,860)	(7,501,663,735)

Net increase (decrease) in net assets resulting from share transactions	1,234,245,666	13,978,968,289
Total increase (decrease) in net assets	7,847,909,422	16,365,455,889

Net Assets
Beginning of period	47,549,535,579	31,184,079,690
End of period	$55,397,445,001	$47,549,535,579

Other Information
Shares
Sold	702,822,522	1,606,466,664
Issued in reinvestment of distributions	4,097,928	121,178,880
Redeemed	(631,952,783)	(599,718,456)
Net increase (decrease)	74,967,667	1,127,927,088

Financial Highlights
Strategic Advisers® Fidelity® International Fund

	Six months ended August 31, 2025 (Unaudited)	Years ended February 28, 2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.72	$11.95	$10.56	$11.66	$12.16	$9.84
Income from Investment Operations
Net investment income (loss) B,C	.12	.32	.32	.21	.27	.10
Net realized and unrealized gain (loss)	1.70	.85	1.35	(.84)	(.03)	2.37
Total from investment operations	1.82	1.17	1.67	(.63)	.24	2.47
Distributions from net investment income	(.01)	(.30)	(.28)	(.21)	(.25)	(.08)
Distributions from net realized gain	-	(.10)	-	(.26)	(.49)	(.07)
Total distributions	(.01)	(.40)	(.28)	(.47)	(.74)	(.15)
Net asset value, end of period	$14.53	$12.72	$11.95	$10.56	$11.66	$12.16
Total Return D,E	14.36%	10.06%	15.91%	(5.41)%	1.59%	25.35%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.38% H	.37%	.33%	.32%	.30%	.28%
Expenses net of fee waivers, if any	.13 % H	.12%	.08%	.07%	.05%	.03%
Expenses net of all reductions, if any	.13% H	.12%	.08%	.07%	.05%	.03%
Net investment income (loss)	1.71% H	2.58%	2.85%	2.02%	2.09%	.93%
Supplemental Data
Net assets, end of period (000 omitted)	$55,397,445	$47,549,536	$31,184,080	$20,329,685	$24,586,628	$16,450,240
Portfolio turnover rate I	35 % H	40%	16%	16%	17%	6%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended August 31, 2025

1. Organization.
Strategic Advisers Fidelity International Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to certain managed account clients of Strategic Advisers LLC (Strategic Advisers), an affiliate of Fidelity Management & Research Company LLC (FMR).
2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign taxes withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Strategic Advisers Fidelity International Fund	$93,837

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$11,446,147,959
Gross unrealized depreciation	(542,349,317)
Net unrealized appreciation (depreciation)	$10,903,798,642
Tax cost	$44,679,996,298

The Fund elected to defer to its next fiscal year approximately $136,325,089 of capital losses recognized during the period November 1, 2024 to February 28, 2025.

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
3. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Strategic Advisers Fidelity International Fund	8,887,364,848	8,406,314,213
5. Fees and Other Transactions with Affiliates.
Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month to the aggregate of the fee rates, payable monthly by the investment adviser, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.00% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .38% of the Fund's average net assets.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Sub-Advisers. FIAM LLC (an affiliate of the investment adviser) served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid as described in the Management Fee note.

Fidelity Diversifying Solutions LLC (an affiliate of the investment adviser), FIL Investment Advisors and Geode Capital Management, LLC have been retained to serve as a sub-adviser for the Fund. As of the date of this report, however, these sub-advisers have not been allocated any portion of the Fund's assets. These sub-advisers in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Strategic Advisers Fidelity International Fund	271,552,001	186,160,316	7,784,433

Prior Fiscal Year Affiliated Exchanges In-Kind. During the prior period, the Fund redeemed shares of Fidelity Overseas Fund and Fidelity International Capital Appreciation Fund in exchange for investments and cash, if any, as noted in the following table. The Fund had a net realized gain of $1,534,099,341 on the Fund's redemptions of Fidelity Overseas Fund and Fidelity International Capital Appreciation Fund, which is included in "Net Realized gain (loss)" in the accompanying Statement of Changes in Net Assets. The Fund recognize a net gain on the exchanges for federal income tax purposes.

Fund Name	Value of Investments ($)	Net realized gain (loss) ($)	Shares redeemed
Fidelity Overseas Fund	4,181,757,673	853,603,460	61,496,436
Fidelity International Capital Appreciation Fund	2,203,307,882	680,495,881	73,272,627
6. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Strategic Advisers Fidelity International Fund	36,713
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral or, for non-cash collateral, loan fees received from the borrower as compensation for the securities loaned, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

Total Security Lending Fees Paid to NFS ($)
Strategic Advisers Fidelity International Fund	49,670
9. Expense Reductions.
The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2028. During the period, this waiver reduced the Fund's management fee by $62,590,294.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, certain Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds as shown below.

Fund	Strategic Advisers Fidelity International Fund
Fidelity Diversified International Fund	31%
Fidelity International Discovery Fund	37%
Fidelity International Growth Fund	14%
Fidelity International Real Estate Fund	26%
Fidelity Japan Fund	23%
Fidelity Japan Smaller Companies Fund	14%
Fidelity Pacific Basin Fund	16%
Fidelity SAI International Index Fund	47%
Fidelity SAI International Low Volatility Index Fund	54%
Fidelity SAI International Momentum Index Fund	62%
Fidelity SAI International Quality Index Fund	67%
Fidelity SAI International Small Cap Index Fund	69%
Fidelity SAI International Value Index Fund	88%
Fidelity SAI Japan Stock Index Fund	17%
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.912841.115
SIL-SANN-1025
Strategic Advisers® Emerging Markets Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public

Semi-Annual Report
August 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Strategic Advisers® Emerging Markets Fund
Schedule of Investments August 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 66.2%
	Shares	Value ($)
BRAZIL - 3.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Brasil SA	272,800	1,704,167
Wireless Telecommunication Services - 0.0%
TIM SA/Brazil	1,068,100	4,481,731
TOTAL COMMUNICATION SERVICES		6,185,898

Consumer Discretionary - 0.3%
Broadline Retail - 0.1%
MercadoLibre Inc (b)	7,033	17,391,976
Diversified Consumer Services - 0.0%
Afya Ltd Class A	5,540	84,097
Cogna Educacao SA	946,400	509,695
Ser Educacional SA (c)(d)	10,664	17,525
YDUQS Participacoes SA	434,400	1,053,581
		1,664,898
Household Durables - 0.1%
Cury Construtora e Incorporadora SA	435,700	2,745,098
Cyrela Brazil Realty SA Empreendimentos e Participacoes	506,500	2,626,923
Direcional Engenharia SA	948,900	2,703,967
		8,075,988
Specialty Retail - 0.1%
C&A MODAS SA	887,600	2,750,294
Grupo SBF SA	46,800	98,143
Lojas Renner SA	1,930,074	5,788,246
Vibra Energia SA	525,000	2,327,803
		10,964,486
Textiles, Apparel & Luxury Goods - 0.0%
Alpargatas SA	80,400	140,874
Azzas 2154 SA	291,700	1,867,427
Guararapes Confeccoes SA	111,962	195,557
		2,203,858
TOTAL CONSUMER DISCRETIONARY		40,301,206

Consumer Staples - 0.0%
Food Products - 0.0%
Marfrig Global Foods SA	285,400	1,312,287
Minerva SA/Brazil (b)	233,314	259,484
		1,571,771
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Petroleo Brasileiro SA - Petrobras ADR	2,728,463	33,832,941
PRIO SA/Brazil (b)	5,367,068	37,487,364
Ultrapar Participacoes SA	761,300	2,760,526
		74,080,831
Financials - 1.6%
Banks - 1.1%
Banco Bradesco SA	782,900	2,430,205
Banco Bradesco SA ADR	2,210,570	6,874,873
Banco do Estado do Rio Grande do Sul SA Series B	11,000	23,311
Inter & Co Inc depository receipt	166,000	1,414,499
Itau Unibanco Holding SA	3,616,083	25,670,765
Itau Unibanco Holding SA ADR (e)	2,708,033	19,335,355
Itausa SA	7,141,772	14,779,214
NU Holdings Ltd/Cayman Islands Class A (b)	4,616,680	68,326,865
		138,855,087
Capital Markets - 0.5%
B3 SA - Brasil Bolsa Balcao	447,200	1,070,604
Banco BTG Pactual SA unit	5,102,067	42,214,139
XP Inc Class A	1,026,057	18,612,674
		61,897,417
Financial Services - 0.0%
Pagseguro Digital Ltd Class A (e)	500,198	4,481,774
Insurance - 0.0%
Porto Seguro SA	129,700	1,237,949
TOTAL FINANCIALS		206,472,227

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Hapvida Participacoes e Investimentos S/A (b)(c)(d)	710,553	5,466,246
Profarma Distribuidora de Produtos Farmaceuticos SA	12,200	19,936
		5,486,182
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	43,022	164,332
Ground Transportation - 0.0%
Localiza Rent a Car SA	623,201	4,119,539
Tegma Gestao Logistica SA	3,800	25,582
		4,145,121
TOTAL INDUSTRIALS		4,309,453

Information Technology - 0.1%
Software - 0.1%
TOTVS SA	1,038,700	8,256,955
Materials - 0.5%
Metals & Mining - 0.4%
Gerdau SA	2,193,910	6,741,341
Gerdau SA ADR	6,663,614	20,523,931
Vale SA ADR	2,527,597	25,983,697
		53,248,969
Paper & Forest Products - 0.1%
Eucatex SA Industria e Comercio	6,879	22,279
Suzano SA	1,781,078	17,229,828
		17,252,107
TOTAL MATERIALS		70,501,076

Utilities - 0.2%
Electric Utilities - 0.2%
Centrais Eletricas Brasileiras SA	689,500	5,725,221
Cia Energetica de Minas Gerais	1,044,654	2,140,617
Equatorial Energia SA	2,862,738	19,308,969
		27,174,807
Water Utilities - 0.0%
Cia De Sanena Do Parana	501,876	620,188
TOTAL UTILITIES		27,794,995

TOTAL BRAZIL		444,960,594
CANADA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Cameco Corp	103,900	8,037,526
Materials - 0.0%
Metals & Mining - 0.0%
Torex Gold Resources Inc (b)	35,321	1,178,181
TOTAL CANADA		9,215,707
CHILE - 0.3%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Falabella SA	711,562	4,050,025
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Cencosud SA	362,669	1,149,292
Financials - 0.0%
Banks - 0.0%
Banco de Chile	3,611,617	517,513
Industrials - 0.0%
Passenger Airlines - 0.0%
Latam Airlines Group SA	67,473,019	1,698,620
Materials - 0.3%
Metals & Mining - 0.3%
Antofagasta PLC	1,118,316	32,422,016
TOTAL CHILE		39,837,466
CHINA - 21.3%
Communication Services - 6.7%
Entertainment - 1.2%
FriendTimes Inc (b)(c)	11,932	1,009
G-bits Network Technology Xiamen Co Ltd A Shares (China)	86,017	5,538,894
Kingnet Network Co Ltd A Shares (China)	164,000	535,066
NetDragon Websoft Holdings Ltd	85,000	113,617
NetEase Cloud Music Inc (b)(c)(d)	193,950	6,951,399
Netease Inc	2,205,550	60,093,492
Netease Inc ADR	150,658	20,518,113
Tencent Music Entertainment Group A Shares	1,037,128	12,818,599
Tencent Music Entertainment Group Class A ADR	2,246,098	55,074,323
XD Inc (c)	345,265	3,578,656
		165,223,168
Interactive Media & Services - 5.5%
Autohome Inc Class A ADR	136,290	3,936,055
Baidu Inc A Shares (b)	328,800	3,891,541
Bilibili Inc Z Shares (b)	279,860	6,524,399
Hello Group Inc Class A ADR	270,199	2,242,652
JOYY Inc Class A ADR	77,440	4,186,406
Kuaishou Technology B Shares (b)(c)(d)	2,438,400	23,569,167
Tencent Holdings Ltd	8,907,827	689,862,282
Tongdao Liepin Group (c)	345,863	187,228
Weibo Corp Class A ADR (e)	208,430	2,388,608
		736,788,338
Media - 0.0%
Shandong Publishing & Media Co Ltd A Shares (China)	24,800	31,854
Xiamen Jihong Technology Co Ltd A Shares (China)	188,700	475,026
		506,880
TOTAL COMMUNICATION SERVICES		902,518,386

Consumer Discretionary - 5.4%
Automobile Components - 0.3%
Autel Intelligent Technology Corp Ltd A Shares (China)	178,151	1,060,920
Changchun Faway Automobile Components Co Ltd A Shares (China)	248,000	368,553
Changzhou Xingyu Automotive Lighting Systems Co Ltd A Shares	253,795	4,306,923
Fuyao Glass Industry Group Co Ltd A Shares (China)	1,159,628	10,676,295
Fuyao Glass Industry Group Co Ltd H Shares (c)(d)	311,200	2,746,528
Hesai Group ADR (b)	377,752	9,734,669
Huayu Automotive Systems Co Ltd A Shares (China)	1,347,000	3,613,775
Minth Group Ltd	1,370,000	5,778,411
Nexteer Automotive Group Ltd	1,280,000	1,129,677
Zhejiang Shuanghuan Driveline Co Ltd A Shares (China)	937,300	4,891,999
		44,307,750
Automobiles - 0.6%
BAIC Motor Corp Ltd H Shares (b)(c)(d)	1,399,000	367,898
Beiqi Foton Motor Co Ltd A Shares (China) (b)	1,330,700	516,724
BYD Co Ltd H Shares	4,635,778	65,400,716
Dongfeng Motor Group Co Ltd H Shares	3,580,000	4,101,007
Geely Automobile Holdings Ltd	1,873,000	4,699,619
Loncin Motor Co Ltd A Shares (China)	2,161,800	3,828,905
Niu Technologies ADR (b)	30,394	132,822
SAIC Motor Corp Ltd A Shares (China)	1,808,503	4,758,848
		83,806,539
Broadline Retail - 2.7%
Alibaba Group Holding Ltd	8,143,467	134,836,836
Alibaba Group Holding Ltd ADR	651,548	87,958,980
JD.com Inc A Shares	810,300	12,555,727
JD.com Inc ADR	676,799	21,028,145
PDD Holdings Inc Class A ADR (b)	841,929	101,216,704
Vipshop Holdings Ltd Class A ADR	571,778	9,571,564
		367,167,956
Diversified Consumer Services - 0.0%
China New Higher Education Group Ltd (c)(d)	172,885	24,173
New Oriental Education & Technology Group Inc	73,000	349,299
TAL Education Group Class A ADR (b)	1,295,800	13,761,396
		14,134,868
Hotels, Restaurants & Leisure - 1.1%
Atour Lifestyle Holdings Ltd ADR	36,002	1,401,198
H World Group Ltd	99,400	371,742
H World Group Ltd ADR	392,493	14,463,367
Meituan B Shares (b)(c)(d)	3,970,952	52,888,873
Shangri-La Asia Ltd	12,658,000	7,420,571
Trip.com Group Ltd	714,590	52,899,211
Trip.com Group Ltd ADR	185,806	13,703,193
Yum China Holdings Inc	179,900	8,045,128
		151,193,283
Household Durables - 0.3%
Ecovacs Robotics Co Ltd A Shares (China)	26,500	360,206
Guangdong Xinbao Electrical Appliances Holdings Co Ltd A Shares (China)	580,900	1,332,297
Haier Smart Home Co Ltd A Shares (China)	4,827,067	17,778,552
Haier Smart Home Co Ltd H Shares	1,078,200	3,629,269
Midea Group Co Ltd A Shares (China)	1,072,564	11,085,873
TCL Electronics Holdings Ltd	112,000	154,017
Vatti Corp Ltd A Shares (China)	320,000	289,867
Viomi Technology Co Ltd Class A ADR	71,922	251,727
		34,881,808
Specialty Retail - 0.2%
China Harmony Auto Holding Ltd (b)	147,110	44,347
Grand Baoxin Auto Group Ltd (b)(f)	209,460	2,311
Pop Mart International Group Ltd (c)(d)	592,400	24,500,001
		24,546,659
Textiles, Apparel & Luxury Goods - 0.2%
ANTA Sports Products Ltd	593,600	7,310,064
Bosideng International Holdings Ltd	3,010,000	1,733,680
Cabbeen Fashion Ltd	48,447	9,011
CECEP COSTIN New Materials Group Ltd (b)(f)	741,000	1
Li Ning Co Ltd	328,500	796,019
Luolai Lifestyle Technology Co Ltd A Shares (China)	132,100	158,927
Shenzhou International Group Holdings Ltd	1,497,800	11,806,787
Zhejiang Semir Garment Co Ltd A Shares (China)	2,092,100	1,604,809
		23,419,298
TOTAL CONSUMER DISCRETIONARY		743,458,161

Consumer Staples - 0.5%
Beverages - 0.5%
China Foods Ltd	76,000	38,802
China Resources Beer Holdings Co Ltd	3,136,000	11,255,889
China Resources Beverage Holdings Co Ltd	731,000	1,069,939
Eastroc Beverage Group Co Ltd A Shares (China)	360,060	15,596,458
Kweichow Moutai Co Ltd A Shares (China)	90,236	18,746,670
Nongfu Spring Co Ltd H Shares (c)(d)	1,197,400	7,677,000
Tsingtao Brewery Co Ltd A Shares (China)	21,493	209,496
Tsingtao Brewery Co Ltd H Shares	166,000	1,076,429
		55,670,683
Consumer Staples Distribution & Retail - 0.0%
JD Health International Inc (b)(c)(d)	149,700	1,205,973
Food Products - 0.0%
China Mengniu Dairy Co Ltd	437,000	852,081
Guangdong Haid Group Co Ltd A Shares (China)	377,791	3,258,749
		4,110,830
Household Products - 0.0%
Opple Lighting Co Ltd A Shares (China)	95,600	246,419
Personal Care Products - 0.0%
Shanghai Chicmax Cosmetic Co Ltd H Shares (e)	235,500	2,730,960
TOTAL CONSUMER STAPLES		63,964,865

Energy - 0.1%
Energy Equipment & Services - 0.0%
Anton Oilfield Services Group/Hong Kong	428,000	73,022
Yantai Jereh Oilfield Services Group Co Ltd A Shares (China)	133,100	885,542
		958,564
Oil, Gas & Consumable Fuels - 0.1%
China Merchants Energy Shipping Co Ltd A Shares (China)	1,676,157	1,526,000
PetroChina Co Ltd H Shares	5,056,000	4,870,831
		6,396,831
TOTAL ENERGY		7,355,395

Financials - 3.0%
Banks - 1.3%
Agricultural Bank of China Ltd H Shares	22,845,980	15,385,978
Bank of Chengdu Co Ltd A Shares (China)	3,199,629	8,288,764
China Construction Bank Corp H Shares	118,561,877	114,219,704
China Merchants Bank Co Ltd A Shares (China)	112,300	675,867
China Merchants Bank Co Ltd H Shares	1,948,807	11,999,581
Chongqing Rural Commercial Bank Co Ltd H Shares	1,534,081	1,133,514
Industrial & Commercial Bank of China Ltd H Shares	40,886,870	30,263,260
Postal Savings Bank of China Co Ltd H Shares (c)(d)	3,298,000	2,288,779
		184,255,447
Capital Markets - 0.1%
China Galaxy Securities Co Ltd H Shares	2,255,000	3,231,140
China International Capital Corp Ltd H Shares (c)(d)	192,000	521,655
CSC Financial Co Ltd H Shares (c)(d)	377,000	706,558
Huatai Securities Co Ltd H Shares (c)(d)	3,077,000	7,787,725
JF SmartInvest Holdings Ltd	13,500	132,047
Orient Securities Co Ltd/China H Shares (c)(d)	1,253,200	1,223,379
		13,602,504
Consumer Finance - 0.0%
LexinFintech Holdings Ltd Class A ADR	194,687	1,230,422
Lufax Holding Ltd ADR (b)	52,837	155,341
Qfin Holdings Inc Class A ADR	143,209	4,170,246
X Financial Class A ADR	1,046	15,899
		5,571,908
Insurance - 1.6%
China Life Insurance Co Ltd H Shares	23,659,422	72,900,945
China Pacific Insurance Group Co Ltd H Shares	6,647,837	30,239,536
China Taiping Insurance Holdings Co Ltd	3,009,234	6,245,835
New China Life Insurance Co Ltd H Shares	844,600	5,215,707
People's Insurance Co Group of China Ltd/The H Shares	6,233,000	5,580,956
PICC Property & Casualty Co Ltd H Shares	17,753,697	42,724,566
Ping An Insurance Group Co of China Ltd H Shares	5,537,798	40,318,748
Sunshine Insurance Group Co Ltd H Shares	901,500	484,546
		203,710,839
TOTAL FINANCIALS		407,140,698

Health Care - 1.0%
Biotechnology - 0.2%
3SBio Inc (c)(d)	1,899,000	7,103,437
Acrobiosystems Co Ltd A Shares (China)	74,300	610,393
BeOne Medicines Ltd H Shares (b)	630,256	14,892,330
Innovent Biologics Inc (b)(c)(d)	379,000	4,708,633
Zai Lab Ltd ADR (b)	137,300	4,544,630
		31,859,423
Health Care Equipment & Supplies - 0.1%
APT Medical Inc A Shares (China)	53,348	2,127,888
Shanghai Conant Optical Co Ltd H Shares	832,300	5,150,427
		7,278,315
Life Sciences Tools & Services - 0.3%
GemPharmatech Co Ltd (China)	70,900	173,948
Novogene Co Ltd A Shares (China)	217,523	474,525
Wuxi Apptec Co Ltd H Shares (c)(d)(e)	3,274,900	45,328,935
		45,977,408
Pharmaceuticals - 0.4%
Chengdu Kanghong Pharmaceutical Group Co Ltd A Shares (China)	138,084	779,626
China Resources Pharmaceutical Group Ltd (c)(d)	2,070,500	1,296,138
Hansoh Pharmaceutical Group Co Ltd (c)(d)	11,229,744	51,888,317
		53,964,081
TOTAL HEALTH CARE		139,079,227

Industrials - 2.4%
Air Freight & Logistics - 0.0%
JD Logistics Inc (b)(c)(d)	813,200	1,338,382
Construction & Engineering - 0.0%
Changjiang & Jinggong Steel Building Group Co Ltd A Shares (China)	954,300	487,104
China Railway Group Ltd H Shares	6,302,000	3,193,240
Sinosteel Engineering & Technology Co Ltd A Shares (China)	255,800	236,188
Suzhou Gold Mantis Construction Decoration Co Ltd A Shares (China)	470,500	232,872
		4,149,404
Electrical Equipment - 0.9%
Contemporary Amperex Technology Co Ltd A Shares	974,812	41,830,185
Contemporary Amperex Technology Co Ltd A Shares (China)	946,666	40,622,411
Sieyuan Electric Co Ltd A Shares	311,400	3,823,278
Sieyuan Electric Co Ltd A Shares (China)	2,491,168	30,585,835
Sungrow Power Supply Co Ltd A Shares	585,300	8,196,583
		125,058,292
Ground Transportation - 0.4%
Full Truck Alliance Co Ltd ADR	3,676,680	47,980,674
Industrial Conglomerates - 0.0%
CITIC Ltd	2,986,000	4,259,421
Machinery - 0.8%
Airtac International Group	257,000	6,583,401
Huaming Power Equipment Co Ltd A Shares (China)	775,019	2,094,044
Neway Valve Suzhou Co Ltd A Shares (China)	1,073,400	4,999,213
Shenzhen Inovance Technology Co Ltd A Shares	66,400	698,925
Shenzhen Inovance Technology Co Ltd A Shares (China)	5,931,791	62,437,929
Sinotruk Hong Kong Ltd	1,007,072	2,929,946
Weichai Power Co Ltd A Shares (China)	430,300	913,905
Weichai Power Co Ltd H Shares	528,000	1,104,022
Yutong Bus Co Ltd A Shares (China)	943,500	3,655,664
Zhejiang Dingli Machinery Co Ltd A Shares (China)	1,203,537	9,180,255
Zhejiang Sanhua Intelligent Controls Co Ltd A Shares	1,780,200	7,947,939
Zhejiang Sanhua Intelligent Controls Co Ltd H Shares	2,230,300	8,914,906
		111,460,149
Marine Transportation - 0.1%
COSCO SHIPPING Holdings Co Ltd H Shares	4,109,800	7,143,582
Passenger Airlines - 0.0%
Spring Airlines Co Ltd A Shares (China)	71,300	533,435
Professional Services - 0.2%
Kanzhun Ltd ADR (b)	1,245,770	29,425,087
TOTAL INDUSTRIALS		331,348,426

Information Technology - 1.4%
Communications Equipment - 0.0%
Hengtong Optic-electric Co Ltd A Shares (China)	1,020,540	2,930,143
Zhongji Innolight Co Ltd A Shares (China)	53,387	2,647,344
		5,577,487
Electronic Equipment, Instruments & Components - 0.4%
Aac Technologies Holdings Inc	283,500	1,573,970
Avary Holding Shenzhen Co Ltd A Shares (China)	74,500	622,866
BOE Technology Group Co Ltd A Shares (China)	20,466,800	12,143,211
Luxshare Precision Industry Co Ltd A Shares (China)	3,073,800	19,796,847
OPT Machine Vision Tech Co Ltd A Shares (China)	8,998	181,257
Quectel Wireless Solutions Co Ltd A Shares (China)	32,758	504,880
Shengyi Technology Co Ltd A Shares (China)	729,100	5,428,700
Shennan Circuits Co Ltd A Shares (China)	462,900	12,823,490
Tianma Microelectronics Co Ltd A Shares (China) (b)	752,000	1,075,534
WUS Printed Circuit Kunshan Co Ltd A Shares (China)	216,675	2,077,471
		56,228,226
Semiconductors & Semiconductor Equipment - 0.3%
Advanced Micro-Fabrication Equipment Inc China A Shares (China)	42,689	1,282,507
Montage Technology Co Ltd A Shares	1,214,579	20,925,710
Montage Technology Co Ltd A Shares (China)	354,500	6,107,601
NAURA Technology Group Co Ltd A Shares (China)	173,527	9,057,298
		37,373,116
Software - 0.0%
Pony AI Inc ADR (e)	215,600	3,098,172
Technology Hardware, Storage & Peripherals - 0.7%
Lenovo Group Ltd	9,666,000	13,738,603
Xiaomi Corp B Shares (b)(c)(d)	11,209,246	76,501,429
		90,240,032
TOTAL INFORMATION TECHNOLOGY		192,517,033

Materials - 0.8%
Chemicals - 0.1%
Tianqi Lithium Corp A Shares (China) (b)	39,000	240,423
Tianqi Lithium Corp H Shares (b)	149,200	778,202
Yunnan Yuntianhua Co Ltd A Shares (China)	589,800	2,249,801
Zhejiang NHU Co Ltd A Shares (China)	1,790,167	6,250,694
		9,519,120
Construction Materials - 0.1%
Anhui Conch Cement Co Ltd H Shares	1,659,000	5,213,970
Asia Cement China Holdings Corp (b)	23,814	8,400
China National Building Material Co Ltd H Shares	4,842,000	3,503,160
Keshun Waterproof Technologies Co Ltd A Shares (China)	689,700	499,077
		9,224,607
Metals & Mining - 0.6%
Baoshan Iron & Steel Co Ltd A Shares (China)	3,279,186	3,187,331
China Hongqiao Group Ltd	2,177,000	7,104,468
China Zhongwang Holdings Ltd (b)(f)	350,800	0
Hunan Valin Steel Co Ltd A Shares (China)	1,717,200	1,431,604
Jiangxi Copper Co Ltd H Shares	185,000	541,556
Shandong Nanshan Aluminum Co Ltd A Shares (China)	2,447,800	1,393,236
Zhaojin Mining Industry Co Ltd H Shares	428,000	1,323,174
Zijin Mining Group Co Ltd H Shares	21,307,152	69,916,869
		84,898,238
TOTAL MATERIALS		103,641,965

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
China Overseas Land & Investment Ltd	155,500	277,467
China Resources Land Ltd	670,000	2,626,541
KE Holdings Inc A Shares	246,735	1,446,424
		4,350,432
TOTAL CHINA		2,895,374,588
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Ivanhoe Mines Ltd Class A (b)(e)	418,050	3,695,436
COTE D'IVOIRE - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Endeavour Mining PLC	226,706	7,882,340
CZECH REPUBLIC - 0.0%
Financials - 0.0%
Banks - 0.0%
Komercni Banka AS	29,359	1,433,849
Moneta Money Bank AS (c)(d)	23,705	173,714

TOTAL CZECH REPUBLIC		1,607,563
FRANCE - 0.2%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Hermes International SCA	4,300	10,518,922
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Gaztransport Et Technigaz SA	86,807	16,187,948
TOTAL FRANCE		26,706,870
GEORGIA - 0.0%
Financials - 0.0%
Banks - 0.0%
TBC Bank Group PLC	75,495	4,464,208
GERMANY - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
BioNTech SE ADR (b)(e)	48,900	4,890,000
GREECE - 0.9%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
OPAP SA	362,206	8,123,188
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
StealthGas Inc (b)	9,173	69,990
Financials - 0.9%
Banks - 0.9%
Alpha Bank SA	1,076,800	4,271,797
Eurobank Ergasias Services and Holdings SA	13,282,035	48,812,340
National Bank of Greece SA	3,837,913	53,116,398
Piraeus Financial Holdings SA	1,554,351	12,029,145
		118,229,680
TOTAL GREECE		126,422,858
HONG KONG - 0.5%
Consumer Discretionary - 0.0%
Household Durables - 0.0%
Skyworth Group Ltd (b)	2,109,457	938,980
Financials - 0.5%
Capital Markets - 0.2%
Futu Holdings Ltd Class A ADR	95,724	17,766,374
Hong Kong Exchanges & Clearing Ltd	106,400	6,233,783
		24,000,157
Insurance - 0.3%
AIA Group Ltd	4,353,072	41,373,146
TOTAL FINANCIALS		65,373,303

Industrials - 0.0%
Air Freight & Logistics - 0.0%
J&T Global Express Ltd B Shares (b)	241,600	322,319
Building Products - 0.0%
Aux Electric Co Ltd	642,400	1,435,522
Electrical Equipment - 0.0%
China High Speed Transmission Equipment Group Co Ltd (b)	378	63
Machinery - 0.0%
Techtronic Industries Co Ltd	333,500	4,295,222
TOTAL INDUSTRIALS		6,053,126

Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Cowell e Holdings Inc (b)	398,000	1,766,506
TOTAL HONG KONG		74,131,915
HUNGARY - 0.9%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Magyar Telekom Telecommunications PLC	56,151	318,864
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
MOL Hungarian Oil & Gas PLC Class A	191,651	1,648,326
Financials - 0.6%
Banks - 0.6%
OTP Bank Nyrt	985,413	85,886,354
Health Care - 0.3%
Pharmaceuticals - 0.3%
Richter Gedeon Nyrt	1,228,017	37,223,504
TOTAL HUNGARY		125,077,048
INDIA - 8.1%
Communication Services - 0.7%
Diversified Telecommunication Services - 0.1%
Indus Towers Ltd (b)	2,313,364	8,897,335
Media - 0.0%
Affle 3i Ltd (b)	71,483	1,547,862
Jagran Prakashan Ltd	30,888	25,163
TV Today Network Ltd	18,378	30,756
		1,603,781
Wireless Telecommunication Services - 0.6%
Bharti Airtel Ltd	3,843,854	82,479,803
TOTAL COMMUNICATION SERVICES		92,980,919

Consumer Discretionary - 0.8%
Automobile Components - 0.0%
FIEM Industries Ltd	3,461	82,625
Automobiles - 0.3%
Eicher Motors Ltd	52,925	3,666,462
Mahindra & Mahindra Ltd	1,028,115	37,343,762
		41,010,224
Hotels, Restaurants & Leisure - 0.5%
EIH Associated Hotels	1,004	4,314
Eternal Ltd (b)	11,148,925	39,766,263
Indian Hotels Co Ltd/The	222,152	1,913,778
MakeMyTrip Ltd (b)(e)	286,156	28,257,905
		69,942,260
Household Durables - 0.0%
Symphony Ltd	2,242	23,742
Textiles, Apparel & Luxury Goods - 0.0%
Arvind Ltd	33,204	105,978
Kewal Kiran Clothing Ltd	11,290	64,408
Page Industries Ltd	1,556	783,525
Sutlej Textiles and Industries Ltd (b)	10,634	4,562
Vardhman Textiles Ltd	4,892	23,595
		982,068
TOTAL CONSUMER DISCRETIONARY		112,040,919

Consumer Staples - 0.1%
Beverages - 0.1%
United Spirits Ltd	18,835	280,430
Varun Beverages Ltd	1,710,449	9,464,024
		9,744,454
Food Products - 0.0%
Bombay Burmah Trading Co	7,611	151,627
Kaveri Seed Co Ltd	2,894	38,308
Marico Ltd	118,145	972,944
Tata Consumer Products Ltd	542,339	6,559,687
		7,722,566
Personal Care Products - 0.0%
Colgate-Palmolive India Ltd	40,865	1,082,132
Emami Ltd	87,158	568,048
Gillette India Ltd	1,088	124,682
		1,774,862
Tobacco - 0.0%
Godfrey Phillips India Ltd	940	117,319
ITC Ltd	281,891	1,311,701
		1,429,020
TOTAL CONSUMER STAPLES		20,670,902

Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Bharat Petroleum Corp Ltd	1,770,011	6,194,940
Coal India Ltd	2,838,443	12,075,648
Hindustan Petroleum Corp Ltd	473,467	2,021,214
Indian Oil Corp Ltd	3,101,626	4,811,417
Oil & Natural Gas Corp Ltd	2,654,541	7,042,994
Petronet LNG Ltd	619,400	1,894,395
Reliance Industries Ltd	2,777,134	42,815,297
Reliance Industries Ltd GDR (d)	256,000	15,385,600
		92,241,505
Financials - 3.1%
Banks - 2.3%
Axis Bank Ltd	2,128,969	25,268,974
Bank of Baroda	307,664	813,627
Bank of India	843,266	1,056,382
Canara Bank	3,402,354	4,011,104
DCB Bank Ltd	51,533	71,657
HDFC Bank Ltd/Gandhinagar	12,089,684	130,628,530
HDFC Bank Ltd/Gandhinagar ADR	456,678	32,497,206
ICICI Bank Ltd	5,510,096	87,400,067
ICICI Bank Ltd ADR	358,751	11,386,757
Indian Bank	69,287	513,939
Karur Vysya Bank Ltd/The	634,596	1,541,926
Kotak Mahindra Bank Ltd	543,992	12,111,997
South Indian Bank Ltd/The	5,076,665	1,688,044
		308,990,210
Capital Markets - 0.3%
360 ONE WAM Ltd	1,043,000	12,064,352
Aditya Birla Sun Life Asset Management Co Ltd	29,628	280,882
BSE Ltd	94,451	2,249,076
Central Depository Services India Ltd (c)	54,112	875,330
HDFC Asset Management Co Ltd (c)(d)	286,783	17,786,068
Multi Commodity Exchange of India Ltd	4,799	402,661
Nahar Capital and Financial Services Ltd	1,596	5,218
SMC Global Securities Ltd	61,248	90,637
UTI Asset Management Co Ltd	38,592	564,922
VLS Finance Ltd	24,557	61,763
		34,380,909
Consumer Finance - 0.2%
Bajaj Finance Ltd	2,632,307	26,250,296
Five-Star Business Finance Ltd	304,424	1,884,241
Muthoot Finance Ltd	133,887	4,013,582
Repco Home Finance Ltd	6,303	24,815
Shriram Finance Ltd	82,063	541,053
		32,713,987
Financial Services - 0.0%
L&T Finance Ltd	531,944	1,311,726
LIC Housing Finance Ltd	367,713	2,318,690
PNB Housing Finance Ltd (c)(d)	137,584	1,177,102
Power Finance Corp Ltd	957,604	4,128,297
PTC India Financial Services Ltd (b)	109,546	47,351
REC Ltd	2,591,110	10,304,260
		19,287,426
Insurance - 0.3%
HDFC Life Insurance Co Ltd (c)(d)	1,463,416	12,832,667
PB Fintech Ltd (b)	754,617	15,170,573
SBI Life Insurance Co Ltd (c)(d)	334,173	6,847,099
		34,850,339
TOTAL FINANCIALS		430,222,871

Health Care - 0.6%
Health Care Providers & Services - 0.4%
Apollo Hospitals Enterprise Ltd	143,706	12,423,174
Dr Lal PathLabs Ltd (c)(d)	43,469	1,632,487
Fortis Healthcare Ltd	267,228	2,764,459
Global Health Ltd/India	87,894	1,370,325
Kovai Medical Center and Hospital LTD	581	41,853
Max Healthcare Institute Ltd	1,898,485	24,883,713
Narayana Hrudayalaya Ltd (c)	79,243	1,576,834
		44,692,845
Pharmaceuticals - 0.2%
Alembic Pharmaceuticals Ltd	22,829	242,783
Alkem Laboratories Ltd	31,928	1,920,957
Aurobindo Pharma Ltd	197,107	2,299,012
Cipla Ltd/India	107,446	1,938,808
Dr Reddy's Laboratories Ltd	16,682	238,828
Glenmark Pharmaceuticals Ltd	129,072	2,817,407
Jubilant Pharmova Ltd	77,648	902,049
Laurus Labs Ltd (c)(d)	32,688	317,927
Lupin Ltd	368,738	7,938,957
Mankind Pharma Ltd	154,124	4,327,431
Sun Pharmaceutical Industries Ltd	423,768	7,674,535
Zydus Lifesciences Ltd	51,101	569,755
		31,188,449
TOTAL HEALTH CARE		75,881,294

Industrials - 0.9%
Aerospace & Defense - 0.2%
Hindustan Aeronautics Ltd (c)	667,480	32,854,892
Air Freight & Logistics - 0.0%
Transport Corp of India Ltd	11,277	145,907
Commercial Services & Supplies - 0.0%
CMS Info Systems Ltd	29,378	136,826
Construction & Engineering - 0.4%
ITD Cementation India Ltd	72,519	583,525
Larsen & Toubro Ltd	1,330,197	54,368,771
		54,952,296
Electrical Equipment - 0.0%
Polycab India Ltd	23,126	1,863,178
Industrial Conglomerates - 0.0%
Nava Ltd	315,266	2,460,199
Machinery - 0.1%
Ashok Leyland Ltd	4,840,408	6,971,860
NRB Bearings Ltd	52,129	166,854
		7,138,714
Passenger Airlines - 0.1%
InterGlobe Aviation Ltd (c)(d)	119,184	7,649,215
Professional Services - 0.1%
Computer Age Management Services Ltd	171,700	7,227,342
eClerx Services Ltd	4,953	237,367
		7,464,709
Transportation Infrastructure - 0.0%
Adani Ports & Special Economic Zone Ltd	273,094	4,072,814
TOTAL INDUSTRIALS		118,738,750

Information Technology - 0.6%
IT Services - 0.6%
HCL Technologies Ltd	739,820	12,211,635
Infosys Ltd	874,328	14,680,764
Infosys Ltd ADR (e)	874,527	14,709,544
Tata Consultancy Services Ltd	969,385	33,937,080
Tech Mahindra Ltd	45,972	772,358
Wipro Ltd	569,794	1,612,821
Zensar Technologies Ltd	38,982	339,687
		78,263,889
Software - 0.0%
Nucleus Software Exports Ltd	28,080	323,555
TOTAL INFORMATION TECHNOLOGY		78,587,444

Materials - 0.3%
Chemicals - 0.0%
Andhra Sugars Ltd/The	48,522	41,504
Chambal Fertilisers and Chemicals Ltd	188,488	1,155,614
Coromandel International Ltd	13,876	363,627
GHCL Ltd	19,449	122,104
Grauer & Weil India Ltd	33,766	35,022
Mayur Uniquoters Ltd	8,046	47,808
Paradeep Phosphates Ltd (c)(d)	945,508	2,332,912
Rallis India Ltd	346,969	1,371,130
Solar Industries India Ltd	12,739	1,993,348
Tamilnadu Petroproducts Ltd	29,740	35,499
UPL Ltd	111,001	902,234
		8,400,802
Construction Materials - 0.2%
JK Cement Ltd	301,753	23,815,166
NCL Industries Ltd	21,490	51,556
		23,866,722
Metals & Mining - 0.1%
Hindalco Industries Ltd	877,303	7,018,343
Jindal Saw Ltd	116,772	261,780
NMDC Ltd	1,947,277	1,522,766
Steel Authority of India Ltd	1,542,429	2,080,948
Tata Steel Ltd	1,755,384	3,080,857
Welspun Corp Ltd	153,380	1,470,026
		15,434,720
Paper & Forest Products - 0.0%
Seshasayee Paper & Boards Ltd	7,875	23,746
TOTAL MATERIALS		47,725,990

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
NESCO Ltd	7,371	117,508
Oberoi Realty Ltd	1,333	24,386
		141,894
Utilities - 0.3%
Electric Utilities - 0.1%
CESC Ltd	240,696	415,935
Power Grid Corp of India Ltd	5,926,379	18,539,797
		18,955,732
Gas Utilities - 0.0%
GAIL India Ltd	2,171,571	4,268,988
Mahanagar Gas Ltd (c)	98,874	1,404,720
		5,673,708
Independent Power and Renewable Electricity Producers - 0.2%
NTPC Ltd	5,108,228	19,001,828
TOTAL UTILITIES		43,631,268

TOTAL INDIA		1,112,863,756
INDONESIA - 0.9%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Gajah Tunggal Tbk PT	2,245,700	137,360
Consumer Staples - 0.1%
Food Products - 0.1%
Dharma Satya Nusantara Tbk PT	2,180,700	214,897
Indofood CBP Sukses Makmur Tbk PT	3,725,200	2,028,144
Indofood Sukses Makmur Tbk PT	11,859,300	5,359,815
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	466,264	38,028
Triputra Agro Persada PT	990,800	84,809
		7,725,693
Personal Care Products - 0.0%
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	2,051,900	64,317
TOTAL CONSUMER STAPLES		7,790,010

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Alamtri Resources Indonesia Tbk PT	22,517,814	2,397,791
Baramulti Suksessarana Tbk PT	28,475	6,877
Bukit Asam Tbk PT	2,237,184	325,506
Indo Tambangraya Megah Tbk PT	280,700	376,406
United Tractors Tbk PT	1,174,200	1,736,779
		4,843,359
Financials - 0.8%
Banks - 0.8%
Bank Central Asia Tbk PT	138,567,611	67,885,653
Bank Danamon Indonesia Tbk PT	355,601	53,588
Bank Mandiri Persero Tbk PT	7,439,900	2,132,297
Bank Rakyat Indonesia Persero Tbk PT	141,292,300	34,684,771
		104,756,309
Insurance - 0.0%
Panin Financial Tbk PT (b)	2,868,938	45,210
TOTAL FINANCIALS		104,801,519

Industrials - 0.0%
Building Products - 0.0%
Mulia Industrindo PT	3,194,284	67,392
Commercial Services & Supplies - 0.0%
Jasuindo Tiga Perkasa Tbk	5,821,200	110,181
Ground Transportation - 0.0%
Rmk Energy Tbk PT	2,594,800	143,953
Industrial Conglomerates - 0.0%
Astra International Tbk PT	9,160,200	3,055,972
TOTAL INDUSTRIALS		3,377,498

Materials - 0.0%
Metals & Mining - 0.0%
Aneka Tambang Tbk	16,112,700	2,986,602
PT Central Omega Resources Tbk	3,288,600	140,767
		3,127,369
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Ciputra Development Tbk PT	1,287,260	79,284
Utilities - 0.0%
Gas Utilities - 0.0%
Perusahaan Gas Negara Tbk PT Class B	18,440,700	1,912,240
TOTAL INDONESIA		126,068,639
ITALY - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Ferrari NV	11,900	5,678,799
Textiles, Apparel & Luxury Goods - 0.0%
Brunello Cucinelli SpA	30,900	3,572,334
TOTAL ITALY		9,251,133
KAZAKHSTAN - 0.2%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
NAC Kazatomprom JSC GDR (c)	68,248	3,173,532
Financials - 0.2%
Consumer Finance - 0.2%
Kaspi.KZ JSC ADR	246,577	23,168,375
TOTAL KAZAKHSTAN		26,341,907
KOREA (SOUTH) - 6.8%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.2%
KT Corp	529,250	20,614,564
LG Uplus Corp	381,254	4,071,875
		24,686,439
Entertainment - 0.0%
Com2uSCorp	2,100	59,263
DoubleDown Interactive Co Ltd ADR (b)	2,346	22,639
Gravity Co Ltd ADR (b)	279	18,009
Mgame Corp	34,930	154,408
Webzen Inc	11,695	119,491
		373,810
Interactive Media & Services - 0.1%
Kakao Corp	70,680	3,169,179
SOOP Co Ltd	3,430	192,095
Webtoon Entertainment Inc (b)(e)	665,589	9,631,073
		12,992,347
TOTAL COMMUNICATION SERVICES		38,052,596

Consumer Discretionary - 0.7%
Automobile Components - 0.2%
Hankook Tire & Technology Co Ltd	63,932	1,845,479
Hyundai Mobis Co Ltd	118,185	27,026,744
PHA Co Ltd	10,325	82,114
Seoyon Co Ltd	15,754	103,679
SJG Sejong	8,353	36,875
Yoosung Enterprise Co Ltd	12,624	19,127
		29,114,018
Automobiles - 0.5%
Hyundai Motor Co	85,631	13,499,650
Kia Corp	592,322	44,880,112
		58,379,762
Broadline Retail - 0.0%
Coupang Inc Class A (b)	171,600	4,904,328
SAVEZONE I&C CORP	11,337	21,525
		4,925,853
Diversified Consumer Services - 0.0%
Multicampus CO Ltd	955	22,728
Hotels, Restaurants & Leisure - 0.0%
DoubleUGames Co Ltd	4,925	186,443
Kangwon Land Inc	123,109	1,597,948
		1,784,391
Household Durables - 0.0%
LG Electronics Inc	43,042	2,283,946
Specialty Retail - 0.0%
LOTTE Himart Co Ltd	3,717	22,340
Textiles, Apparel & Luxury Goods - 0.0%
Youngone Corp	35,983	1,515,817
TOTAL CONSUMER DISCRETIONARY		98,048,855

Consumer Staples - 0.1%
Food Products - 0.0%
Maeil Dairies Co Ltd	1,869	48,368
Personal Care Products - 0.0%
APR Corp/Korea	3,345	546,376
Tobacco - 0.1%
KT&G Corp	163,346	15,821,634
TOTAL CONSUMER STAPLES		16,416,378

Financials - 0.9%
Banks - 0.6%
BNK Financial Group Inc	85,128	881,482
Hana Financial Group Inc	427,863	25,258,576
iM Financial Group Co Ltd	25,591	252,208
KB Financial Group Inc	334,992	26,201,392
Shinhan Financial Group Co Ltd	267,535	12,553,872
Woori Financial Group Inc	1,047,581	18,714,639
		83,862,169
Capital Markets - 0.1%
KIWOOM Securities Co Ltd	12,662	1,867,614
Korea Investment Holdings Co Ltd	50,135	4,843,666
NH Investment & Securities Co Ltd	3,272	45,763
Samsung Securities Co Ltd	47,024	2,324,678
		9,081,721
Insurance - 0.2%
DB Insurance Co Ltd	29,858	2,826,888
Samsung Fire & Marine Insurance Co Ltd	90,686	28,903,217
		31,730,105
TOTAL FINANCIALS		124,673,995

Health Care - 0.2%
Biotechnology - 0.0%
PharmaResearch Co Ltd	10,627	5,177,650
Health Care Equipment & Supplies - 0.0%
Rayence Co Ltd	12,372	52,756
Life Sciences Tools & Services - 0.2%
Samsung Biologics Co Ltd (b)(c)(d)	39,356	28,282,849
TOTAL HEALTH CARE		33,513,255

Industrials - 1.0%
Aerospace & Defense - 0.5%
Hanwha Aerospace Co Ltd	61,299	38,928,715
Korea Aerospace Industries Ltd	399,988	27,367,469
		66,296,184
Air Freight & Logistics - 0.0%
Hyundai Glovis Co Ltd	48,140	6,375,419
Building Products - 0.0%
LX Hausys Ltd	1,397	28,500
Construction & Engineering - 0.0%
Samsung E&A Co Ltd	62,918	1,313,889
Electrical Equipment - 0.1%
Dongyang E&P Inc	21,665	336,720
Doosan Enerbility Co Ltd (b)	161,790	7,124,714
Hyosung Heavy Industries Corp	551	489,172
LS Corp	3,650	462,516
Novatech Co Ltd/Korea	3,011	44,176
		8,457,298
Ground Transportation - 0.0%
Sebang Co Ltd	4,390	44,120
Industrial Conglomerates - 0.1%
AK Holdings Inc	1,601	13,334
CJ Corp	15,983	1,834,963
GS Holdings Corp	36,379	1,190,360
Hanwha Corp	52,443	3,151,024
LG Corp	35,790	1,916,332
SK Square Co Ltd (b)	60,017	6,374,201
Woongjin Co Ltd (b)	6,427	21,967
		14,502,181
Machinery - 0.3%
DYPNF Co Ltd (b)	4,363	49,727
HD Hyundai Heavy Industries Co Ltd	7,200	2,689,727
HD HYUNDAI MIPO	58,100	8,552,888
HD Korea Shipbuilding & Offshore Engineering Co Ltd	29,416	8,584,693
HD-Hyundai Marine Engine (b)	8,715	574,864
Hyundai Rotem Co Ltd	43,967	6,073,695
Samsung Heavy Industries Co Ltd (b)	645,998	9,888,831
SNT Energy Co Ltd	4,106	180,723
TK Corp	13,532	244,435
TYM Corp	8,869	36,895
		36,876,478
Passenger Airlines - 0.0%
Korean Air Lines Co Ltd	107,597	1,834,027
Trading Companies & Distributors - 0.0%
LX INTERNATIONAL CORP	56,587	1,208,314
TOTAL INDUSTRIALS		136,936,410

Information Technology - 3.6%
Electronic Equipment, Instruments & Components - 0.1%
Amotech Co Ltd (b)	3,877	36,638
i3system Inc	853	53,330
IsuPetasys Co Ltd	22,543	1,066,340
LG Innotek Co Ltd	2,700	326,776
Samsung Electro-Mechanics Co Ltd	68,154	7,829,775
Segyung Hitech Co Ltd	35,908	160,634
		9,473,493
IT Services - 0.0%
Cafe24 Corp (b)	3,386	93,182
Semiconductors & Semiconductor Equipment - 1.0%
DB HiTek Co Ltd	43,543	1,430,309
DIT Corp	3,907	32,842
DNF Co Ltd	2,562	24,961
Dongwoon Anatech Co Ltd	8,906	114,459
Eugene Technology Co Ltd	21,539	736,643
Global Standard Technology Co Ltd	37,438	537,753
Hana Materials Inc	2,373	45,759
HD Hyundai Energy Solutions Co Ltd (b)	2,035	62,898
Jusung Engineering Co Ltd	39,752	776,928
Koh Young Technology Inc	33,582	350,954
LOT Vacuum Co Ltd (b)	5,385	46,810
LX Semicon Co Ltd	4,046	156,045
NEPES Corp (b)	3,272	30,184
SK Hynix Inc	661,540	126,225,150
Union Semiconductor Equipment & Materials Co Ltd	7,494	41,675
Uniquest Corp	10,527	44,684
Zeus Co Ltd	20,917	186,450
		130,844,504
Software - 0.0%
FLITTO Inc	924	7,514
Technology Hardware, Storage & Peripherals - 2.5%
Samsung Electronics Co Ltd	6,695,230	334,962,157
TOTAL INFORMATION TECHNOLOGY		475,380,850

Materials - 0.0%
Chemicals - 0.0%
ENF Technology Co Ltd	3,366	92,364
NOROO Paint & Coatings Co Ltd	7,263	48,961
Taekwang Industrial Co Ltd	98	61,218
Unid CO Ltd	519	28,336
		230,879
Metals & Mining - 0.0%
Hyundai Steel Co	10,225	235,316
KG Chemical Corp	20,798	71,153
SeAH Steel Corp	1,148	110,120
		416,589
TOTAL MATERIALS		647,468

Utilities - 0.0%
Electric Utilities - 0.0%
Korea Electric Power Corp	174,147	4,572,574
TOTAL KOREA (SOUTH)		928,242,381
KUWAIT - 0.1%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Kuwait Telecommunications Co	186,614	351,906
Mobile Telecommunications Co KSCP	1,999,721	3,351,963
National Mobile Telecommunications Co KSC	1,531	6,030
		3,709,899
Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
Humansoft Holding Co KSC	34,023	277,241
Specialty Retail - 0.0%
Ali Alghanim Sons Automotive Co KSCC	149,119	537,014
TOTAL CONSUMER DISCRETIONARY		814,255

Consumer Staples - 0.0%
Food Products - 0.0%
Mezzan Holding Co KSCC	159,940	637,770
Financials - 0.1%
Banks - 0.1%
Boubyan Bank KSCP	445,840	1,008,595
Gulf Bank KSCP	1,331,566	1,486,541
National Bank of Kuwait SAKP	1,652,637	5,524,120
		8,019,256
Capital Markets - 0.0%
Boursa Kuwait Securities Co KPSC	29,323	326,398
Kuwait Investment Co SAK	211,703	145,548
		471,946
TOTAL FINANCIALS		8,491,202

Industrials - 0.0%
Air Freight & Logistics - 0.0%
Agility Public Warehousing Co KSC	338,975	152,037
Passenger Airlines - 0.0%
Jazeera Airways Co KSCP	22,906	104,312
TOTAL INDUSTRIALS		256,349

Materials - 0.0%
Chemicals - 0.0%
Boubyan Petrochemicals Co KSCP	56,898	119,403
TOTAL KUWAIT		14,028,878
MACAU - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Galaxy Entertainment Group Ltd	1,084,000	5,701,238
MALAYSIA - 0.3%
Communication Services - 0.0%
Media - 0.0%
Media Prima Bhd	235,000	20,043
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Sports Toto Bhd	96,300	32,363
Consumer Staples - 0.0%
Beverages - 0.0%
Heineken Malaysia Bhd	4,400	21,059
Food Products - 0.0%
Nestle Malaysia Bhd	3,800	85,486
SD Guthrie Bhd	450,800	539,430
Three-A Resources BHD	93,000	15,651
		640,567
TOTAL CONSUMER STAPLES		661,626

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petronas Dagangan Bhd	105,700	529,802
Financials - 0.3%
Banks - 0.3%
AMMB Holdings Bhd	1,399,000	1,785,627
CIMB Group Holdings Bhd	16,171,915	28,409,723
Hong Leong Bank Bhd	237,700	1,129,464
Hong Leong Financial Group Bhd	56,000	227,118
RHB Bank Bhd	829,000	1,282,938
		32,834,870
Capital Markets - 0.0%
Kenanga Investment Bank Bhd	148,400	31,230
TOTAL FINANCIALS		32,866,100

Industrials - 0.0%
Industrial Conglomerates - 0.0%
Sime Darby Bhd	2,470,100	1,210,333
Professional Services - 0.0%
Zetrix Ai Bhd	8,727,000	1,773,770
Trading Companies & Distributors - 0.0%
Engtex Group Bhd	308,725	43,570
Transportation Infrastructure - 0.0%
Westports Holdings Bhd	458,700	606,747
TOTAL INDUSTRIALS		3,634,420

Materials - 0.0%
Metals & Mining - 0.0%
Ann Joo Resources Bhd (b)	500	80
Paper & Forest Products - 0.0%
Evergreen Fibreboard Bhd (b)	265,100	10,960
TOTAL MATERIALS		11,040

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
SP Setia Bhd Group	1,482,000	368,147
TOTAL MALAYSIA		38,123,541
MEXICO - 2.0%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
America Movil SAB de CV ADR	1,134,200	22,672,658
America Movil SAB de CV Series B	8,976,417	8,935,778
		31,608,436
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
El Puerto de Liverpool SAB de CV Series C (e)	310,386	1,538,917
Consumer Staples - 0.9%
Beverages - 0.3%
Fomento Economico Mexicano SAB de CV ADR	425,024	36,824,079
Fomento Economico Mexicano SAB de CV unit	1,001,775	8,677,273
		45,501,352
Consumer Staples Distribution & Retail - 0.5%
BBB Foods Inc Class A (b)(e)	277,354	7,460,823
Grupo Comercial Chedraui SA de CV (e)	689,400	5,573,338
Wal-Mart de Mexico SAB de CV Series V	14,207,236	42,413,523
		55,447,684
Food Products - 0.1%
Gruma SAB de CV Series B	674,853	11,601,708
Household Products - 0.0%
Kimberly Clark DE Mexico Sab D Series A	105,454	198,032
TOTAL CONSUMER STAPLES		112,748,776

Financials - 0.3%
Banks - 0.3%
Banco del Bajio SA (c)(d)	1,431,300	3,414,047
Grupo Financiero Banorte SAB de CV	4,140,382	37,866,710
		41,280,757
Capital Markets - 0.0%
Bolsa Mexicana de Valores SAB de CV	33,099	67,423
Consumer Finance - 0.0%
Gentera SAB de CV	839,800	2,051,750
TOTAL FINANCIALS		43,399,930

Health Care - 0.0%
Pharmaceuticals - 0.0%
Genomma Lab Internacional SAB de CV	390,619	468,169
Industrials - 0.1%
Transportation Infrastructure - 0.1%
Grupo Aeroportuario del Centro Norte SAB de CV Series B	311,700	3,986,493
Grupo Aeroportuario del Pacifico SAB de CV Series B (e)	318,071	7,649,246
Promotora y Operadora de Infraestructura SAB de CV	24,008	300,362
		11,936,101
Materials - 0.4%
Construction Materials - 0.2%
Cemex SAB de CV ADR	2,883,588	26,211,815
Metals & Mining - 0.2%
Grupo Mexico SAB de CV Series B	3,564,053	23,363,170
Industrias Penoles SAB de CV (b)	23,213	756,765
Ternium SA ADR (e)	50,330	1,668,943
		25,788,878
TOTAL MATERIALS		52,000,693

Real Estate - 0.1%
Diversified REITs - 0.0%
Concentradora Fibra Danhos SA de CV (e)	41,657	58,587
Fibra Uno Administracion SA de CV	1,967,100	2,765,502
		2,824,089
Industrial REITs - 0.0%
Prologis Property Mexico SA de CV	1,708,000	6,298,676
Real Estate Management & Development - 0.1%
Corp Inmobiliaria Vesta SAB de CV ADR	347,003	9,528,702
TOTAL REAL ESTATE		18,651,467

TOTAL MEXICO		272,352,489
NETHERLANDS - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
BE Semiconductor Industries NV	32,900	4,430,166
NIGERIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Guaranty Trust Holding Co PLC (United Kingdom)	14,117,520	917,639
PERU - 0.5%
Financials - 0.5%
Banks - 0.5%
Credicorp Ltd	258,161	66,399,009
Intercorp Financial Services Inc (United States) (c)	7,904	313,947
		66,712,956
Industrials - 0.0%
Trading Companies & Distributors - 0.0%
Ferreycorp Saa	32,934	31,978
Materials - 0.0%
Metals & Mining - 0.0%
Cia de Minas Buenaventura SAA ADR	361,496	6,919,033
TOTAL PERU		73,663,967
PHILIPPINES - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Converge Information and Communications Technology Solutions Inc	245,900	60,247
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
DigiPlus Interactive Corp	283,800	114,226
Specialty Retail - 0.0%
SSI Group Inc (c)	124,000	5,842
TOTAL CONSUMER DISCRETIONARY		120,068

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Puregold Price Club Inc	55,400	39,750
Industrials - 0.1%
Transportation Infrastructure - 0.1%
International Container Terminal Services Inc	1,633,445	13,805,892
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Ayala Land Inc	33,028,808	16,183,221
TOTAL PHILIPPINES		30,209,178
POLAND - 0.9%
Communication Services - 0.0%
Entertainment - 0.0%
CD Projekt SA	77,515	5,360,974
Consumer Discretionary - 0.2%
Broadline Retail - 0.1%
Allegro.eu SA (b)(c)(d)	1,443,532	14,466,221
Textiles, Apparel & Luxury Goods - 0.1%
LPP SA	1,942	9,193,814
TOTAL CONSUMER DISCRETIONARY		23,660,035

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Dino Polska SA (b)(c)(d)	643,100	8,018,232
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
ORLEN SA	254,779	5,438,623
Financials - 0.6%
Banks - 0.4%
Bank Polska Kasa Opieki SA	246,669	12,405,548
Powszechna Kasa Oszczednosci Bank Polski SA	2,122,787	41,363,965
		53,769,513
Capital Markets - 0.0%
XTB SA (c)(d)	53,238	1,125,045
Insurance - 0.2%
Powszechny Zaklad Ubezpieczen SA	1,316,546	21,881,611
TOTAL FINANCIALS		76,776,169

Industrials - 0.0%
Air Freight & Logistics - 0.0%
InPost SA (b)	443,049	6,432,389
Information Technology - 0.0%
Software - 0.0%
Asseco Poland SA	825	42,770
Materials - 0.0%
Metals & Mining - 0.0%
KGHM Polska Miedz SA (b)	26,455	929,341
Utilities - 0.0%
Electric Utilities - 0.0%
Tauron Polska Energia SA (b)	164,847	382,111
TOTAL POLAND		127,040,644
PORTUGAL - 0.1%
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Jeronimo Martins SGPS SA	340,252	8,415,006
QATAR - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Ooredoo QPSC	168,177	594,925
Wireless Telecommunication Services - 0.0%
Vodafone Qatar QSC	352,878	236,964
TOTAL COMMUNICATION SERVICES		831,889

Financials - 0.0%
Banks - 0.0%
Commercial Bank of Qatar	36,149	46,663
Doha Bank QPSC	933,222	664,354
Qatar Islamic Bank QPSC	4,362	29,351
Qatar National Bank QPSC	211,900	1,105,768
		1,846,136
Industrials - 0.0%
Marine Transportation - 0.0%
Qatar Navigation QSC	1,814	5,704
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Barwa Real Estate Co	420,197	315,754
TOTAL QATAR		2,999,483
RUSSIA - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Ozon Holdings PLC ADR (b)(e)(f)	52,200	0
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Gazprom PJSC (Russia) (b)(f)	1,235,592	12
LUKOIL PJSC (b)(f)	165,638	0
LUKOIL PJSC ADR (b)(f)	200,700	2
Rosneft Oil Co PJSC (b)(f)	634,013	0
		14
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC (b)(f)	2,908,251	0
Sberbank of Russia PJSC (Russia) (b)(f)	328,709	3
Sberbank of Russia PJSC ADR (b)(f)	1,288,149	13
		16
Materials - 0.0%
Chemicals - 0.0%
Phosagro Pjsc (b)(f)	18,583	0
Phosagro Pjsc GDR (b)(c)(f)	1	0
Phosagro Pjsc GDR (b)(c)(f)	359	0
		0
Metals & Mining - 0.0%
Novolipetsk Steel PJSC (b)(f)	355,140	0
Novolipetsk Steel PJSC GDR (b)(c)(f)	56,576	1
Polyus PJSC (b)(f)	24,680	0
		1
TOTAL MATERIALS		1

TOTAL RUSSIA		31
SAUDI ARABIA - 0.7%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Saudi Telecom Co	657,042	7,354,556
Wireless Telecommunication Services - 0.1%
Etihad Etisalat Co	450,728	7,681,908
Mobile Telecommunications Co Saudi Arabia	145,237	412,618
		8,094,526
TOTAL COMMUNICATION SERVICES		15,449,082

Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Al Majed for Oud Co	7,574	242,630
United Electronics Co	57,233	1,380,413
		1,623,043
Financials - 0.6%
Banks - 0.6%
Al Rajhi Bank	1,297,309	32,569,295
Alinma Bank	5,849	39,282
Arab National Bank	1,446,441	9,059,049
Banque Saudi Fransi	358,476	1,549,619
Riyad Bank	568,631	3,934,135
Saudi Awwal Bank	110,855	891,047
Saudi Investment Bank/The	127,976	463,172
Saudi National Bank/The	2,724,341	25,281,582
		73,787,181
Consumer Finance - 0.0%
Nayifat Finance Co	3,747	12,613
TOTAL FINANCIALS		73,799,794

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Dr Sulaiman Al Habib Medical Services Group Co	52,200	3,352,753
Industrials - 0.0%
Construction & Engineering - 0.0%
Al Babtain Power & Telecommunication Co	5,727	87,457
Trading Companies & Distributors - 0.0%
GAS Arabian Services Co Ltd	10,661	51,427
TOTAL INDUSTRIALS		138,884

Materials - 0.0%
Chemicals - 0.0%
SABIC Agri-Nutrients Co	143,415	4,640,100
Construction Materials - 0.0%
Arabian Cement Co/Saudi Arabia	42,338	247,673
Eastern Province Cement Co	12,446	86,573
Tabuk Cement Co	27,542	78,761
		413,007
Metals & Mining - 0.0%
Zamil Industrial Investment Co (b)	43,413	410,735
TOTAL MATERIALS		5,463,842

TOTAL SAUDI ARABIA		99,827,398
SINGAPORE - 0.1%
Communication Services - 0.1%
Entertainment - 0.1%
IGG Inc	421,000	255,446
Sea Ltd Class A ADR (b)	90,756	16,929,624

TOTAL SINGAPORE		17,185,070
SLOVENIA - 0.1%
Financials - 0.1%
Banks - 0.1%
Nova Ljubljanska Banka dd GDR (c)	229,085	8,603,010
SOUTH AFRICA - 2.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.0%
Telkom SA SOC Ltd	160,195	457,518
Wireless Telecommunication Services - 0.2%
MTN Group Ltd	3,034,190	25,766,535
TOTAL COMMUNICATION SERVICES		26,224,053

Consumer Discretionary - 0.8%
Broadline Retail - 0.7%
Naspers Ltd Class N	279,434	92,014,733
Hotels, Restaurants & Leisure - 0.0%
Famous Brands Ltd	17,647	58,193
Southern Sun Ltd	80,103	39,552
Sun International Ltd/South Africa	84,544	223,821
		321,566
Specialty Retail - 0.1%
Foschini Group Ltd	14,439	89,073
Lewis Group Ltd	7,250	29,929
Mr Price Group Ltd	225,800	2,655,582
Pepkor Holdings Ltd (c)(d)	7,348,496	10,581,168
		13,355,752
TOTAL CONSUMER DISCRETIONARY		105,692,051

Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Bid Corp Ltd	450,621	11,783,075
Shoprite Holdings Ltd	786,945	11,729,674
		23,512,749
Food Products - 0.0%
Premier Group Ltd	2,238	18,271
Tiger Brands Ltd	103,793	1,829,911
		1,848,182
TOTAL CONSUMER STAPLES		25,360,931

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Thungela Resources Ltd	195,034	1,028,683
Financials - 0.5%
Banks - 0.2%
Capitec Bank Holdings Ltd	96,801	19,583,380
Nedbank Group Ltd	80,158	1,028,876
Standard Bank Group Ltd	792,335	11,178,032
		31,790,288
Capital Markets - 0.0%
Alexander Forbes Group Holdings Ltd	888	423
Investec Ltd	152,471	1,128,753
		1,129,176
Financial Services - 0.3%
FirstRand Ltd	7,799,970	32,902,254
Insurance - 0.0%
Old Mutual Ltd	2,711,206	2,136,381
OUTsurance Group Ltd	694,952	2,992,549
		5,128,930
TOTAL FINANCIALS		70,950,648

Materials - 0.5%
Chemicals - 0.1%
Sasol Ltd (b)	1,881,400	12,688,952
Metals & Mining - 0.4%
African Rainbow Minerals Ltd	8,564	88,252
Gold Fields Ltd	413,485	13,763,863
Gold Fields Ltd ADR	437,867	14,659,788
Harmony Gold Mining Co Ltd ADR	218,480	2,901,414
Impala Platinum Holdings Ltd (b)	2,568,413	23,306,074
Kumba Iron Ore Ltd	12,364	226,743
Sibanye Stillwater Ltd (b)	124,917	237,629
		55,183,763
TOTAL MATERIALS		67,872,715

Real Estate - 0.0%
Diversified REITs - 0.0%
Growthpoint Properties Ltd	2,704,573	2,212,414
TOTAL SOUTH AFRICA		299,341,495
SWEDEN - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
VEF AB (b)	9,124,200	2,043,775
TAIWAN - 12.3%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Chunghwa Telecom Co Ltd	876,000	3,796,833
Entertainment - 0.1%
International Games System Co Ltd	365,000	9,098,162
Wireless Telecommunication Services - 0.0%
Far EasTone Telecommunications Co Ltd	683,000	1,876,943
TOTAL COMMUNICATION SERVICES		14,771,938

Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.0%
Gourmet Master Co Ltd	44,000	117,319
Kuang Hong Arts Management Inc	41,000	228,938
Lion Travel Service Co Ltd	180,000	936,721
Wowprime Corp	56,685	406,400
		1,689,378
Household Durables - 0.0%
FY Group Ltd	11,000	18,125
Shane Global Holding Inc	16,000	28,506
Ya Horng Electronic Co Ltd	13,000	24,670
		71,301
Textiles, Apparel & Luxury Goods - 0.2%
Eclat Textile Co Ltd	1,298,106	16,919,970
King Chou Marine Technology Co Ltd	16,000	27,834
Pou Chen Corp	2,065,000	1,941,311
		18,889,115
TOTAL CONSUMER DISCRETIONARY		20,649,794

Consumer Staples - 0.0%
Food Products - 0.0%
Great Wall Enterprise Co Ltd	110,000	190,765
Uni-President Enterprises Corp	2,852,391	7,200,981
		7,391,746
Financials - 0.1%
Banks - 0.1%
Chang Hwa Commercial Bank Ltd	1,754,550	1,099,835
CTBC Financial Holding Co Ltd	8,797,934	11,800,844
E.Sun Financial Holding Co Ltd	1,506,942	1,644,671
SinoPac Financial Holdings Co Ltd	559,394	426,898
Taiwan Cooperative Financial Holding Co Ltd	355,350	275,053
		15,247,301
Financial Services - 0.0%
Yuanta Financial Holding Co Ltd	554,140	586,594
TOTAL FINANCIALS		15,833,895

Health Care - 0.0%
Pharmaceuticals - 0.0%
Cenra Inc	20,000	22,295
Industrials - 0.4%
Air Freight & Logistics - 0.0%
Dimerco Express Corp	162,558	420,067
Commercial Services & Supplies - 0.0%
Sunny Friend Environmental Technology Co Ltd	11,000	26,753
Electrical Equipment - 0.0%
Voltronic Power Technology Corp	121,000	3,887,967
Machinery - 0.2%
Hiwin Technologies Corp	2,581,515	17,888,579
Value Valves Co Ltd	6,000	15,761
		17,904,340
Marine Transportation - 0.1%
Evergreen Marine Corp Taiwan Ltd	2,277,400	13,764,243
Yang Ming Marine Transport Corp	1,441,000	2,709,337
		16,473,580
Passenger Airlines - 0.1%
China Airlines Ltd	1,958,000	1,352,289
Eva Airways Corp	7,580,000	9,599,700
		10,951,989
TOTAL INDUSTRIALS		49,664,696

Information Technology - 11.5%
Communications Equipment - 0.4%
Accton Technology Corp	1,500,942	49,414,599
Arcadyan Technology Corp	311,000	2,399,012
Zyxel Group Corp	158,000	174,461
		51,988,072
Electronic Equipment, Instruments & Components - 1.9%
AVer Information Inc	16,000	17,640
Chroma ATE Inc	1,200,019	22,731,269
Delta Electronics Inc	2,011,047	46,330,029
E Ink Holdings Inc	3,373,000	28,780,104
Elite Material Co Ltd	780,745	30,903,356
Foxconn Technology Co Ltd	148,000	341,120
General Interface Solution GIS Holding Ltd (b)	68,000	139,302
Gold Circuit Electronics Ltd	565,000	9,259,586
Hannstar Board Corp	148,120	432,162
Hon Hai Precision Industry Co Ltd	13,048,151	86,143,261
Lotes Co Ltd	13,000	611,170
Primax Electronics Ltd	69,917	189,072
Simplo Technology Co Ltd	185,000	2,379,933
Sirtec International Co Ltd	1,000	838
Speed Tech Corp	35,000	49,426
Taiwan Surface Mounting Technology Corp	446,000	1,558,695
Taiwan Union Technology Corp	236,000	2,816,664
Unimicron Technology Corp	3,853,000	17,981,292
Weblink International Inc	39,000	72,364
Yageo Corp	2,670,864	12,094,514
Zhen Ding Technology Holding Ltd	537,000	3,426,347
		266,258,144
Semiconductors & Semiconductor Equipment - 8.8%
Advanced Analog Technology Inc	33,000	47,308
Alchip Technologies Ltd	75,933	9,937,572
ASE Technology Holding Co Ltd	3,135,514	15,227,535
ASPEED Technology Inc	55,000	8,939,965
eGalax_eMPIA Technology Inc	293,826	382,163
Elan Microelectronics Corp	54,000	209,847
eMemory Technology Inc	90,000	6,032,510
Everlight Electronics Co Ltd	16,000	35,598
FocalTech Systems Co Ltd (b)	195,000	435,742
Himax Technologies Inc ADR	5,217	42,466
ITE Technology Inc	155,000	675,707
Jentech Precision Industrial Co Ltd	39,000	2,642,609
Macroblock Inc	39,000	86,307
MediaTek Inc	2,201,901	97,843,768
Niko Semiconductor Co Ltd	58,266	82,579
Novatek Microelectronics Corp	495,000	7,015,361
Pixart Imaging Inc	169,000	1,081,535
Radiant Opto-Electronics Corp	370,000	1,729,643
Raydium Semiconductor Corp	62,572	605,075
Realtek Semiconductor Corp	464,000	8,061,558
Silicon Motion Technology Corp ADR	50,086	3,990,852
Sinopower Semiconductor Inc	16,000	49,064
Sitronix Technology Corp	51,000	348,572
Sonix Technology Co Ltd	94,000	112,128
Sunplus Technology Co Ltd (b)	409,000	332,871
Taiwan Semiconductor Manufacturing Co Ltd	26,819,184	1,004,416,304
Taiwan Semiconductor Manufacturing Co Ltd ADR	103,653	23,930,368
		1,194,295,007
Technology Hardware, Storage & Peripherals - 0.4%
Asia Vital Components Co Ltd	217,760	7,108,700
Asustek Computer Inc	503,000	10,347,883
Axiomtek Co Ltd	10,973	31,035
Compal Electronics Inc	2,297,000	2,066,094
Ennoconn Corp	9,000	94,287
Gigabyte Technology Co Ltd	352,000	3,164,974
Lite-On Technology Corp	485,000	2,051,769
Pegatron Corp	2,008,000	4,593,177
Quanta Computer Inc	422,000	3,593,499
Wistron Corp	1,308,000	4,797,344
Wiwynn Corp	165,000	15,836,323
		53,685,085
TOTAL INFORMATION TECHNOLOGY		1,566,226,308

TOTAL TAIWAN		1,674,560,672
THAILAND - 0.4%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Thai Stanley Electric PCL depository receipt	4,000	22,164
Specialty Retail - 0.0%
Com7 Pcl	2,580,700	2,041,227
Index Livingmall PCL depository receipt	197,986	87,771
		2,128,998
TOTAL CONSUMER DISCRETIONARY		2,151,162

Consumer Staples - 0.0%
Beverages - 0.0%
Haad Thip PCL depository receipt	178,600	83,484
Food Products - 0.0%
Charoen Pokphand Foods PCL	2,628,300	1,783,677
TOTAL CONSUMER STAPLES		1,867,161

Financials - 0.3%
Banks - 0.3%
Bangkok Bank PCL depository receipt	2,630,300	12,671,937
Kasikornbank PCL depository receipt	708,060	3,694,460
Krung Thai Bank PCL depository receipt	4,600,300	3,509,416
SCB X PCL	1,348,800	5,368,702
		25,244,515
Industrials - 0.1%
Trading Companies & Distributors - 0.0%
Asia Green Energy PCL depository receipt (b)	1,376,270	49,502
Transportation Infrastructure - 0.1%
Airports of Thailand PCL	13,425,700	14,995,941
TOTAL INDUSTRIALS		15,045,443

Materials - 0.0%
Chemicals - 0.0%
PTT Global Chemical PCL	6,688,520	5,441,778
TOTAL THAILAND		49,750,059
TURKEY - 0.3%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
NET Holding AS (b)	47,714	58,733
TAB Gida Sanayi Ve Ticaret AS	40,010	209,543
		268,276
Specialty Retail - 0.0%
Dogus Otomotiv Servis ve Ticaret AS	170,369	782,958
TOTAL CONSUMER DISCRETIONARY		1,051,234

Consumer Staples - 0.0%
Food Products - 0.0%
Ulker Biskuvi Sanayi AS	572,153	1,576,819
Financials - 0.0%
Banks - 0.0%
Akbank TAS	1,943,000	3,222,790
Insurance - 0.0%
Agesa Hayat ve Emeklilik AS	97,985	404,585
TOTAL FINANCIALS		3,627,375

Industrials - 0.3%
Electrical Equipment - 0.2%
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	6,102,688	17,515,705
Industrial Conglomerates - 0.0%
AG Anadolu Grubu Holding AS Class A	2,176,020	1,517,753
Passenger Airlines - 0.1%
Pegasus Hava Tasimaciligi AS (b)	455,871	2,758,658
Turk Hava Yollari AO	912,241	7,426,958
		10,185,616
Transportation Infrastructure - 0.0%
TAV Havalimanlari Holding AS (b)	404,360	2,491,166
TOTAL INDUSTRIALS		31,710,240

Real Estate - 0.0%
Residential REITs - 0.0%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	6,216,557	3,127,352
Utilities - 0.0%
Electric Utilities - 0.0%
Ayen Enerji AS	62,754	42,824
Gas Utilities - 0.0%
Baskent Dogalgaz Dagitim Gayrimenkul Yatirim Ortakligi AS	50,604	43,290
TOTAL UTILITIES		86,114

TOTAL TURKEY		41,179,134
UNITED ARAB EMIRATES - 1.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Emirates Integrated Telecommun Ication Company	234,882	668,269
Emirates Telecommunications Group Co PJSC	431,570	2,124,392
		2,792,661
Interactive Media & Services - 0.0%
Yalla Group Ltd ADR (b)	37,355	292,489
TOTAL COMMUNICATION SERVICES		3,085,150

Energy - 0.6%
Energy Equipment & Services - 0.3%
ADNOC Drilling Co PJSC	27,909,819	41,869,098
Oil, Gas & Consumable Fuels - 0.3%
Adnoc Gas PLC	38,179,798	34,614,881
TOTAL ENERGY		76,483,979

Financials - 0.3%
Banks - 0.3%
Abu Dhabi Commercial Bank PJSC	6,823,429	28,126,360
Abu Dhabi Islamic Bank PJSC	6,662	38,707
Dubai Islamic Bank PJSC	288,424	759,352
Emirates NBD Bank PJSC	403,076	2,770,979
First Abu Dhabi Bank PJSC	1,248,718	5,643,616
		37,339,014
Industrials - 0.0%
Construction & Engineering - 0.0%
Orascom Construction PLC (c)	22,953	184,300
Passenger Airlines - 0.0%
Air Arabia PJSC	148,057	151,968
TOTAL INDUSTRIALS		336,268

Real Estate - 0.4%
Real Estate Management & Development - 0.4%
Aldar Properties PJSC	1,176,814	3,082,250
Deyaar Development PJSC	363,388	101,904
Emaar Development PJSC	3,015,854	12,111,204
Emaar Properties PJSC	9,944,051	38,986,193
Tecom Group Pjsc	36,802	33,566
		54,315,117
TOTAL UNITED ARAB EMIRATES		171,559,528
UNITED KINGDOM - 0.5%
Financials - 0.0%
Capital Markets - 0.0%
Investec PLC	352,842	2,580,036
Materials - 0.5%
Metals & Mining - 0.5%
Anglogold Ashanti Plc	968,479	54,874,020
Anglogold Ashanti Plc (South Africa)	144,582	8,073,315
		62,947,335
TOTAL UNITED KINGDOM		65,527,371
UNITED STATES - 0.5%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Samsonite Group SA (c)(d)	894,000	1,947,292
Consumer Staples - 0.1%
Food Products - 0.1%
JBS NV depository receipt	719,150	11,574,099
Information Technology - 0.4%
IT Services - 0.0%
Cognizant Technology Solutions Corp Class A	71,510	5,166,598
Semiconductors & Semiconductor Equipment - 0.3%
NVIDIA Corp	237,600	41,385,168
Software - 0.1%
Synopsys Inc (b)	17,500	10,561,600
TOTAL INFORMATION TECHNOLOGY		57,113,366

TOTAL UNITED STATES		70,634,757
VIETNAM - 0.0%
Information Technology - 0.0%
IT Services - 0.0%
FPT Corp	1,611,127	6,209,651
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd (b)	73,064	1,280,555
TOTAL COMMON STOCKS (Cost $6,209,370,425)		9,052,619,144

Domestic Equity Funds - 0.0%
	Shares	Value ($)
Fidelity SAI Inflation-Focused Fund (g) (Cost $1,109)	14	1,276

International Equity Funds - 29.8%
	Shares	Value ($)
abrdn Emerging Markets Fund Institutional Service Class	1,600,458	25,239,224
Artisan Developing World Fund Investor Shares	4,589,539	114,509,006
Brandes Emerging Markets Value Fund Class A	13,439,188	142,724,178
Fidelity SAI Emerging Markets Index Fund (g)	25,384,886	411,489,009
Fidelity SAI Emerging Markets Low Volatility Index Fund (g)	69,765,579	840,675,222
Fidelity SAI Emerging Markets Value Index Fund (g)	117,492,314	1,810,556,556
Goldman Sachs Emerging Markets Equity Fund Institutional Class	18,891,437	516,491,875
iShares China Large-Cap ETF (e)	575,894	22,408,035
iShares MSCI China ETF (e)	2,137,525	131,051,658
iShares MSCI South Korea ETF (e)	511,975	36,985,074
Lazard Emerging Markets Equity Portfolio Open Shares	842,137	19,343,897
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $3,317,477,539)		4,071,473,734

Non-Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
KOREA (SOUTH) - 0.2%
Information Technology - 0.2%
Technology Hardware, Storage & Peripherals - 0.2%
Samsung Electronics Co Ltd	543,851	22,112,408
RUSSIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC (b)(f)	145,250	1
Sberbank of Russia PJSC (b)(f)	128,031	0

TOTAL RUSSIA		1
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $18,863,443)		22,112,409

U.S. Treasury Obligations - 0.0%
	Yield (%) (h)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 10/16/2025 (i)	4.26 to 4.28	830,000	825,785
US Treasury Bills 0% 10/23/2025 (i)	4.29 to 4.30	510,000	507,023
US Treasury Bills 0% 10/9/2025 (i)	4.30	3,630,000	3,614,349
US Treasury Bills 0% 9/11/2025 (i)	4.29 to 4.30	2,800,000	2,797,033
US Treasury Bills 0% 9/18/2025 (i)	4.21	60,000	59,887
US Treasury Bills 0% 9/25/2025 (i)	4.23 to 4.25	860,000	857,672
US Treasury Bills 0% 9/4/2025 (i)	4.29	4,640,000	4,638,909
TOTAL U.S. TREASURY OBLIGATIONS (Cost $13,298,715)			13,300,658

Money Market Funds - 5.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	4.36	66,008,953	66,022,154
Fidelity Securities Lending Cash Central Fund (j)(k)	4.36	204,796,122	204,816,602
State Street Institutional U.S. Government Money Market Fund Premier Class (l)	4.23	438,893,337	438,893,337
TOTAL MONEY MARKET FUNDS (Cost $709,732,093)			709,732,093

TOTAL INVESTMENT IN SECURITIES - 101.4% (Cost $10,268,743,324)	13,869,239,314
NET OTHER ASSETS (LIABILITIES) - (1.4)%	(198,128,163)
NET ASSETS - 100.0%	13,671,111,151

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI Emerging Markets Index Contracts (United States)	6,268	9/19/2025	396,419,660	15,102,852	15,102,852

The notional amount of futures purchased as a percentage of Net Assets is 2.9%

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $497,451,496 or 3.6% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $460,077,795 or 3.4% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)	Level 3 security
(g)	Affiliated Fund
(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $11,676,040.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.
(l)	The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	127,747,816	525,452,687	587,178,349	2,290,676	-	-	66,022,154	66,008,953	0.1%
Fidelity Securities Lending Cash Central Fund	256,660,138	885,093,957	936,937,493	1,087,253	-	-	204,816,602	204,796,122	0.7%
Total	384,407,954	1,410,546,644	1,524,115,842	3,377,929	-	-	270,838,756

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity SAI Emerging Markets Index Fund	637,651,368	19,552,676	296,679,413	-	(9,197,870)	60,162,248	411,489,009	25,384,886
Fidelity SAI Emerging Markets Low Volatility Index Fund	761,840,119	-	-	-	-	78,835,103	840,675,222	69,765,579
Fidelity SAI Emerging Markets Value Index Fund	1,572,047,158	-	-	-	-	238,509,398	1,810,556,556	117,492,314
Fidelity SAI Inflation-Focused Fund	1,247	-	-	-	-	29	1,276	14
	2,971,539,892	19,552,676	296,679,413	-	(9,197,870)	377,506,778	3,062,722,063

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	1,158,363,444	302,471,761	855,891,683	-
Consumer Discretionary	1,191,850,201	605,893,724	585,954,165	2,312
Consumer Staples	289,855,134	196,959,769	92,895,365	-
Energy	291,119,513	206,478,891	84,640,608	14
Financials	2,043,590,516	1,191,827,978	851,762,522	16
Health Care	299,916,679	186,333,455	113,583,224	-
Industrials	735,460,647	169,198,372	566,262,275	-
Information Technology	2,390,531,049	132,693,738	2,257,837,311	-
Materials	473,807,577	351,605,247	122,202,329	1
Real Estate	99,745,082	81,526,112	18,218,970	-
Utilities	78,379,302	28,263,220	50,116,082	-

Domestic Equity Funds	1,276	1,276	-	-

International Equity Funds	4,071,473,734	4,071,473,734	-	-

Non-Convertible Preferred Stocks
Financials	1	-	-	1
Information Technology	22,112,408	-	22,112,408	-

U.S. Treasury Obligations	13,300,658	-	13,300,658	-

Money Market Funds	709,732,093	709,732,093	-	-
Total Investments in Securities:	13,869,239,314	8,234,459,370	5,634,777,600	2,344
Derivative Instruments:

Assets
Futures Contracts	15,102,852	15,102,852	-	-
Total Assets	15,102,852	15,102,852	-	-
Total Derivative Instruments:	15,102,852	15,102,852	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	15,102,852	-
Total Equity Risk	15,102,852	-
Total Value of Derivatives	15,102,852	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of August 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $199,987,922) - See accompanying schedule:
Unaffiliated issuers (cost $7,482,514,491)	$10,535,678,495
Fidelity Central Funds (cost $270,838,756)	270,838,756
Other affiliated issuers (cost $2,515,390,077)	3,062,722,063

Total Investment in Securities (cost $10,268,743,324)		$13,869,239,314
Cash		28,113
Foreign currency held at value (cost $20,984,797)		20,941,544
Receivable for investments sold		21,589,576
Receivable for fund shares sold		8,121,785
Dividends receivable		9,282,861
Interest receivable		1,589,033
Distributions receivable from Fidelity Central Funds		471,260
Prepaid expenses		16,547
Other receivables		706,597
Total assets		13,931,986,630
Liabilities
Payable for investments purchased	$27,142,188
Payable for fund shares redeemed	6,138,223
Accrued management fee	3,173,980
Payable for daily variation margin on futures contracts	2,330,572
Deferred taxes	16,360,302
Other payables and accrued expenses	964,182
Collateral on securities loaned	204,766,032
Total liabilities		260,875,479
Net Assets		$13,671,111,151
Net Assets consist of:
Paid in capital		$10,659,366,549
Total accumulated earnings (loss)		3,011,744,602
Net Assets		$13,671,111,151
Net Asset Value, offering price and redemption price per share ($13,671,111,151 ÷ 1,037,574,666 shares)		$13.18
Statement of Operations
Six months ended August 31, 2025 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$153,672,247
Interest		9,575,630
Income from Fidelity Central Funds (including $1,087,253 from security lending)		3,377,929
Income before foreign taxes withheld		$166,625,806
Less foreign taxes withheld		(16,018,907)
Total income		150,606,899
Expenses
Management fee	$33,650,721
Custodian fees and expenses	959,786
Independent trustees' fees and expenses	30,709
Registration fees	63,577
Audit fees	84,561
Legal	9,355
Miscellaneous	32,486
Total expenses before reductions	34,831,195
Expense reductions	(16,268,919)
Total expenses after reductions		18,562,276
Net Investment income (loss)		132,044,623
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $951,167)	(9,817,818)
Affiliated issuers	(9,197,870)
Foreign currency transactions	(3,358,979)
Futures contracts	39,163,109
Total net realized gain (loss)		16,788,442
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $16,360,302)	1,550,743,019
Affiliated issuers	377,506,778
Assets and liabilities in foreign currencies	172,850
Futures contracts	14,810,164
Total change in net unrealized appreciation (depreciation)		1,943,232,811
Net gain (loss)		1,960,021,253
Net increase (decrease) in net assets resulting from operations		$2,092,065,876
Statement of Changes in Net Assets

	Six months ended August 31, 2025 (Unaudited)	Year ended February 28, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$132,044,623	$274,583,297
Net realized gain (loss)	16,788,442	134,396,555
Change in net unrealized appreciation (depreciation)	1,943,232,811	511,926,735
Net increase (decrease) in net assets resulting from operations	2,092,065,876	920,906,587
Distributions to shareholders	-	(286,823,147)

Share transactions
Proceeds from sales of shares	1,198,485,366	4,594,215,046
Reinvestment of distributions	-	285,131,248
Cost of shares redeemed	(2,110,490,773)	(2,454,362,729)

Net increase (decrease) in net assets resulting from share transactions	(912,005,407)	2,424,983,565
Total increase (decrease) in net assets	1,180,060,469	3,059,067,005

Net Assets
Beginning of period	12,491,050,682	9,431,983,677
End of period	$13,671,111,151	$12,491,050,682

Other Information
Shares
Sold	100,168,949	407,400,695
Issued in reinvestment of distributions	-	25,918,469
Redeemed	(178,077,065)	(213,520,042)
Net increase (decrease)	(77,908,116)	219,799,122

Financial Highlights
Strategic Advisers® Emerging Markets Fund

	Six months ended August 31, 2025 (Unaudited)	Years ended February 28, 2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.20	$10.53	$9.77	$11.84	$13.88	$10.20
Income from Investment Operations
Net investment income (loss) B,C	.12	.28	.26	.26	.24	.15
Net realized and unrealized gain (loss)	1.86	.67	.77	(2.08)	(1.90)	3.66
Total from investment operations	1.98	.95	1.03	(1.82)	(1.66)	3.81
Distributions from net investment income	-	(.28)	(.27)	(.25)	(.25)	(.13)
Distributions from net realized gain	-	-	-	-	(.13)	-
Total distributions	-	(.28)	(.27)	(.25)	(.38)	(.13)
Net asset value, end of period	$13.18	$11.20	$10.53	$9.77	$11.84	$13.88
Total Return D,E	17.68%	9.07%	10.55%	(15.33)%	(12.12)%	37.42%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.54% H	.55%	.56%	.57%	.58%	.59%
Expenses net of fee waivers, if any	.29 % H	.29%	.30%	.32%	.33%	.34%
Expenses net of all reductions, if any	.29% H	.29%	.30%	.32%	.33%	.34%
Net investment income (loss)	2.06% H	2.44%	2.55%	2.59%	1.78%	1.28%
Supplemental Data
Net assets, end of period (000 omitted)	$13,671,111	$12,491,051	$9,431,984	$7,478,310	$9,757,932	$9,214,231
Portfolio turnover rate I	45 % H	54%	40%	39%	31%	43%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended August 31, 2025

1. Organization.
Strategic Advisers Emerging Markets Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to certain managed account clients of Strategic Advisers LLC (Strategic Advisers), an affiliate of Fidelity Management & Research Company LLC (FMR). The Fund's investments in emerging markets can be subject to social, economic, regulatory and political uncertainties and can be extremely volatile.
2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable. The Fund did not recognize dividend income during the period on certain Russian securities due to restrictions imposed by the Russian government on these dividend payments. There is uncertainty regarding the timeline for these restrictions to be lifted and the collectability of these and future dividend payments on Russian securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Strategic Advisers Emerging Markets Fund	$73,202

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on the Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,723,026,206
Gross unrealized depreciation	(225,092,010)
Net unrealized appreciation (depreciation)	$3,497,934,196
Tax cost	$10,386,407,970

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(401,966,909)
Long-term	(185,469,668)
Total capital loss carryforward	$(587,436,577)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
3. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Strategic Advisers Emerging Markets Fund	2,751,778,496	3,447,348,308
5. Fees and Other Transactions with Affiliates.
Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month to the aggregate of the fee rates, payable monthly by the investment adviser, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.20% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .52% of the Fund's average net assets.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Sub-Advisers. Acadian Asset Management LLC, Causeway Capital Management, LLC, FIAM LLC (an affiliate of the investment adviser), FIL Investment Advisors, Schroder Investment Management North America, Inc. and T. Rowe Price Associates, Inc. (through March 18, 2025) each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid as described in the Management Fee note.

Fidelity Diversifying Solutions LLC (an affiliate of the investment adviser) and Geode Capital Management, LLC (Geode) have been retained to serve as a sub-adviser for the Fund. As of the date of this report, however, these sub-advisers have not been allocated any portion of the Fund's assets. These sub-advisers in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Strategic Advisers Emerging Markets Fund	1,329

Interfund Trades. Funds may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Strategic Advisers Emerging Markets Fund	26,071,789	22,891,560	(1,945,302)

Prior Fiscal Year Affiliated Exchange In-Kind. During the prior period, the Fund redeemed shares of Fidelity Emerging Markets Fund in exchange for investments and cash, if any, as noted in the following table. The Fund had a net realized gain of $226,245,972 on the Fund's redemptions of Fidelity Emerging Markets Fund, which is included in "Net Realized gain (loss)" in the accompanying Statement of Changes in Net Assets. The Fund recognized a net gain on the exchanges for federal income tax purposes.

	Value of Investments ($)	Net realized gain (loss) ($)	Shares redeemed ($)
Strategic Advisers Emerging Markets Fund	897,424,883	226,245,972	22,207,990
6. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Strategic Advisers Emerging Markets Fund	9,639
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral or, for non-cash collateral, loan fees received from the borrower as compensation for the securities loaned, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Strategic Advisers Emerging Markets Fund	116,310	-	-
9. Expense Reductions.
The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2028. During the period, this waiver reduced the Fund's management fee by $16,022,630. Expense reductions also include certain voluntary fee discount arrangements, which are currently in effect for the Fund. During the period, these voluntary arrangements amounted to $37,328.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $4,454.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $204,507.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, certain Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds as shown below.

Fund	Strategic Advisers Emerging Markets Fund
Fidelity SAI Emerging Markets Low Volatility Index Fund	33%
Fidelity SAI Emerging Markets Value Index Fund	22%
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.918361.115
SAE-SANN-1025
Strategic Advisers® Core Income Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public

Semi-Annual Report
August 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Strategic Advisers® Core Income Fund
Schedule of Investments August 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Asset-Backed Securities - 4.8%
		Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.2%
37 Capital Clo II Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.29%, 5.6076% 7/15/2034 (b)(c)(d)		4,250,000	4,248,814
Agl Clo 20 Ltd Series 2024-20A Class A1R, CME Term SOFR 3 month Index + 1.37%, 5.6955% 10/20/2037 (b)(c)(d)		16,000,000	16,058,752
Aimco Clo 17 Ltd / Aimco Clo 17 LLC Series 2024-17A Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.682% 7/20/2037 (b)(c)(d)		4,828,000	4,845,617
Aimco CLO 20 Ltd Series 2023-20A Class B1, CME Term SOFR 3 month Index + 2.2%, 6.5178% 10/16/2036 (b)(c)(d)		500,000	500,770
Aimco Clo 22 Ltd / Aimco Clo 22 LLC Series 2024-22A Class A, CME Term SOFR 3 month Index + 1.5%, 5.8255% 4/19/2037 (b)(c)(d)		1,080,000	1,083,537
Ares Lxvii Clo Ltd Series 2025-67A Class A1R, CME Term SOFR 3 month Index + 1.19%, 5.5085% 1/25/2038 (b)(c)(d)		250,000	250,000
Atlas Senior Loan Fund XXIII Ltd Series 2024-23A Class B, CME Term SOFR 3 month Index + 2%, 6.3255% 7/20/2037 (b)(c)(d)		14,000,000	14,042,868
Bain Cap Cr Clo Ltd / Bain Cap Cr Clo LLC Series 2025-2A Class A1R, CME Term SOFR 3 month Index + 1.32%, 5.5543% 7/18/2038 (b)(c)(d)		3,748,000	3,761,264
Benefit Street Partners Clo Xxix Series 2025-29A Class AR, CME Term SOFR 3 month Index + 1.18%, 5.4985% 1/25/2038 (b)(c)(d)		500,000	500,247
Benefit Street Partners Clo Xxvii Ltd Series 2024-27A Class AR, CME Term SOFR 3 month Index + 1.37%, 5.6955% 10/20/2037 (b)(c)(d)		720,000	722,409
Blueberry Park Clo Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.35%, 5.6755% 10/20/2037 (b)(c)(d)		4,323,000	4,333,808
Dryden 108 Clo Ltd / Dryden 108 Clo LLC Series 2024-108A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.689% 7/18/2037 (b)(c)(d)		8,569,000	8,601,536
Flatiron Clo 26 Ltd / Flatiron Clo 26 LLC Series 2024-4A Class A, CME Term SOFR 3 month Index + 1.33%, 5.6476% 1/15/2038 (b)(c)(d)		3,440,000	3,452,645
Goldentree Loan Management US Clo 16 Ltd Series 2025-16A Class ARR, CME Term SOFR 3 month Index + 1.12%, 5.4455% 1/20/2038 (b)(c)(d)		250,000	250,108
Halseypoint Clo 7 Ltd / Halseypoint Clo 7 LLC Series 2025-7A Class A1R, CME Term SOFR 3 month Index + 1.45%, 5.8012% 7/20/2038 (b)(c)(d)		420,000	421,886
Hamlin Pk Clo Ltd / Hamlin Pk Clo LLC Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.34%, 5.6655% 10/20/2037 (b)(c)(d)		3,484,000	3,493,773
Invesco US CLO Ltd Series 2024-3A Class A, CME Term SOFR 3 month Index + 1.51%, 5.8355% 7/20/2037 (b)(c)(d)		4,204,000	4,219,454
Midocean Credit Clo Xii Ltd Series 2025-12A Class A1RR, CME Term SOFR 3 month Index + 1.34%, 5.669% 7/18/2038 (b)(c)(d)		250,000	251,112
OCP CLO Ltd Series 2024-36A Class B1, CME Term SOFR 3 month Index + 1.7%, 6.0178% 10/16/2037 (b)(c)(d)		1,238,000	1,242,275
OCP CLO Ltd Series 2025-40A Class A, CME Term SOFR 3 month Index + 1.14%, 5.4573% 4/16/2038 (b)(c)(d)		1,080,000	1,079,465
OCP CLO Series 2024-37A Class A1, CME Term SOFR 3 month Index + 1.36%, 5.6776% 10/15/2037 (b)(c)(d)		250,000	250,915
OCP CLO Series 2024-37A Class B1, CME Term SOFR 3 month Index + 1.68%, 5.9976% 10/15/2037 (b)(c)(d)		250,000	250,910
Regatta XXVII Funding Ltd Series 2024-1A Class A1, CME Term SOFR 3 month Index + 1.53%, 5.8438% 4/26/2037 (b)(c)(d)		250,000	250,771
Renew 2023-1 Series 2023-1A Class A, 5.9% 11/20/2058 (c)		2,492,485	2,466,367
Valley Stream Park Clo Ltd Series 2024-1A Class E1RR, CME Term SOFR 3 month Index + 5.25%, 9.5755% 1/20/2037 (b)(c)(d)		1,000,000	1,001,973
Vantage Data Centers Jersey Borrower Spv Ltd Series 2024-1X Class A2, 6.172% 5/28/2039 (e)	GBP	200,000	275,307
Verdelite Static CLO Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.13%, 5.4555% 7/20/2032 (b)(c)(d)		3,762,834	3,760,858
Wildwood Park CLO Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.36%, 5.6855% 10/20/2037 (b)(c)(d)		250,000	251,003
TOTAL BAILIWICK OF JERSEY			81,868,444
BERMUDA - 0.0%
Symphony CLO 40 Ltd Series 2024-40A Class AR, CME Term SOFR 3 month Index + 1.31%, 5.6303% 1/5/2038 (b)(c)(d)		420,000	421,460
Tstat 2022-1 Ltd Series 2024-1A Class A1RR, CME Term SOFR 3 month Index + 1.15%, 5.4755% 7/20/2037 (b)(c)(d)		955,761	956,156
TOTAL BERMUDA			1,377,616
CANADA - 0.0%
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (c)		1,024,903	1,038,520
Chesapeake Funding II LLC Series 2024-1A Class A1, 5.52% 5/15/2036 (c)		1,956,487	1,980,652
TOTAL CANADA			3,019,172
GERMANY - 0.0%
Bmo Mortgage Trust Series 2025-1X Class A2, 4.292% 6/28/2050 (e)	EUR	294,000	344,880
SC Germany Consumer Series 2024-2 Class C, 1 month EURIBOR + 1.4%, 3.326% 5/14/2038 (b)(d)(e)	EUR	100,000	118,079
SC Germany Consumer Series 2024-2 Class D, 1 month EURIBOR + 1.7%, 3.566% 5/14/2038 (b)(d)(e)	EUR	100,000	117,779
TOTAL GERMANY			580,738
GRAND CAYMAN (UK OVERSEAS TER) - 2.1%
1988 CLO 2 Ltd Series 2025-2A Class A1R, CME Term SOFR 3 month Index + 1.2%, 5.5176% 4/15/2038 (b)(c)(d)		250,000	249,800
1988 Clo 5 Ltd / 1988 Clo 5 LLC Series 2024-5A Class A1, CME Term SOFR 3 month Index + 1.54%, 5.8576% 7/15/2037 (b)(c)(d)		250,000	250,703
522 Fdg Clo 2019-5 Ltd / 522 Fdg Clo 2019-5 Series 2022-5A Class AR, CME Term SOFR 3 month Index + 1.33%, 5.6476% 4/15/2035 (b)(c)(d)		1,000,000	1,001,415
Agl Clo 32 Ltd Series 2024-32A Class A1, CME Term SOFR 3 month Index + 1.38%, 5.7055% 7/21/2037 (b)(c)(d)		250,000	250,661
AGL CLO 35 Ltd Series 2024-35A Class A1, CME Term SOFR 3 month Index + 1.34%, 5.6655% 1/21/2038 (b)(c)(d)		250,000	250,872
AGL CLO 37 Ltd Series 2025-37A Class A1, CME Term SOFR 3 month Index + 1.24%, 5.572% 4/22/2038 (b)(c)(d)		250,000	250,345
AGL CLO Ltd Series 2025-42A Class A1, CME Term SOFR 3 month Index + 1.3%, 5.5692% 7/22/2038 (b)(c)(d)		250,000	250,618
AGL CLO Ltd Series 2025-44A Class C, CME Term SOFR 3 month Index + 1.8%, 0% 10/22/2037 (b)(c)(d)(f)		250,000	250,000
Agl Core Clo 2 Ltd / Agl Core 2 LLC Series 2024-2A Class A1R, CME Term SOFR 3 month Index + 1.46%, 5.7855% 7/20/2037 (b)(c)(d)		250,000	251,099
AGL Core CLO 38 Ltd Series 2025-38A Class A1, CME Term SOFR 3 month Index + 1.24%, 5.572% 1/22/2038 (b)(c)(d)		270,000	270,375
Aimco CDO Series 2024-10A Class ARR, CME Term SOFR 3 month Index + 1.41%, 5.742% 7/22/2037 (b)(c)(d)		2,821,000	2,830,408
Aimco CLO 11 Ltd Series 2024-11A Class A1R2, CME Term SOFR 3 month Index + 1.34%, 5.6624% 7/17/2037 (b)(c)(d)		4,867,000	4,886,059
Aimco Clo 23 Ltd Series 2025-23A Class A, CME Term SOFR 3 month Index + 1.13%, 5.3938% 4/20/2038 (b)(c)(d)		385,650	385,265
AIMCO CLO Series 2024-AA Class AR3, CME Term SOFR 3 month Index + 1.25%, 5.5724% 10/17/2034 (b)(c)(d)		11,600,000	11,608,120
Allegro Clo Ltd Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.34%, 5.6577% 7/20/2038 (b)(c)(d)		4,673,000	4,689,136
Ammc Cdo Series 2024-24A Class AR, CME Term SOFR 3 month Index + 1.2%, 5.5255% 1/20/2035 (b)(c)(d)		5,200,000	5,210,494
Ammc Clo 27 Ltd Series 2025-27A Class A2R, CME Term SOFR 3 month Index + 1.35%, 5.6755% 1/20/2037 (b)(c)(d)		4,820,000	4,792,145
Anchorage Cap Clo 7 Ltd / Anchorage Cap Clo 7 LLC Series 2024-7A Class BR3, CME Term SOFR 3 month Index + 2.05%, 6.3638% 4/28/2037 (b)(c)(d)		700,000	702,407
Anchorage Capital CLO 8 Ltd Series 2021-8A Class AR2A, CME Term SOFR 3 month Index + 1.4616%, 5.7754% 10/27/2034 (b)(c)(d)		250,000	250,045
Anchorage Capital CLO Ltd Series 2024-29A Class A1, CME Term SOFR 3 month Index + 1.6%, 5.9255% 7/20/2037 (b)(c)(d)		250,000	251,142
Apidos CLO Series 2021-37A Class A, CME Term SOFR 3 month Index + 1.3916%, 5.7236% 10/22/2034 (b)(c)(d)		1,650,000	1,653,960
Apidos CLO Series 2021-37A Class D, CME Term SOFR 3 month Index + 3.3116%, 7.6436% 10/22/2034 (b)(c)(d)		250,000	250,886
Apidos Clo Xxxiv Series 2021-34A Class A1R, CME Term SOFR 3 month Index + 1.4116%, 5.7371% 1/20/2035 (b)(c)(d)		250,000	250,333
Apidos Clo Xxxvi Series 2021-36A Class B, CME Term SOFR 3 month Index + 1.8616%, 6.1871% 7/20/2034 (b)(c)(d)		1,160,000	1,161,160
Arbor Realty Collateralized Loan Obligation Ltd Series 2025-BTR1 Class A, CME Term SOFR 1 month Index + 1.925%, 6.2654% 1/20/2041 (b)(c)(d)		408,000	408,263
ARCLO Series 2022-FL1 Class A, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.7927% 1/15/2037 (b)(c)(d)		140,980	141,063
AREIT Ltd Series 2025-CRE10 Class A, CME Term SOFR 1 month Index + 1.3879%, 5.7479% 12/17/2029 (b)(c)(d)		133,000	132,999
AREIT Trust Series 2024-CRE9 Class A, CME Term SOFR 1 month Index + 1.6865%, 6.0496% 5/17/2041 (b)(c)(d)		626,383	627,557
Ares LIV CLO Ltd Series 2025-54A Class AR2, CME Term SOFR 3 month Index + 1.31%, 5.6215% 7/15/2038 (b)(c)(d)		5,230,000	5,254,283
Ares Lv Clo Ltd Series 2024-55A Class A1R2, CME Term SOFR 3 month Index + 1.37%, 5.6876% 10/15/2037 (b)(c)(d)		4,228,000	4,242,582
Ares Lvii Clo Ltd / Ares Lvii Clo LLC Series 2021-57A Class AR, CME Term SOFR 3 month Index + 1.4116%, 5.7301% 1/25/2035 (b)(c)(d)		330,000	330,348
Ares Lviii Clo Ltd / Ares Lviii Clo LLC Series 2025-58A Class A1R2, CME Term SOFR 3 month Index + 1.24%, 5.5576% 4/15/2038 (b)(c)(d)		3,511,000	3,527,702
Ares Xxvii Clo Ltd Series 2024-2A Class BR3, CME Term SOFR 3 month Index + 1.65%, 5.9638% 10/28/2034 (b)(c)(d)		3,900,000	3,901,459
Atlas Senior Loan Fund Xv Ltd Series 2024-15A Class A1R, CME Term SOFR 3 month Index + 1.22%, 5.539% 10/23/2032 (b)(c)(d)		4,463,686	4,471,720
Atlas Sr Ln Fd Xvi Ltd / Atlas Sr Ln Fd Xvi LLC Series 2021-16A Class A, CME Term SOFR 3 month Index + 1.5316%, 5.8571% 1/20/2034 (b)(c)(d)		7,845,000	7,848,962
Babson CLO Ltd/Cayman Islands Series 2025-1A Class A1R2, CME Term SOFR 3 month Index + 1.26%, 5.5776% 1/15/2038 (b)(c)(d)		3,908,000	3,914,585
Bain Capital Credit Clo 2020-2 Ltd Series 2024-2A Class ARR, CME Term SOFR 3 month Index + 1.24%, 5.5655% 7/19/2034 (b)(c)(d)		8,600,000	8,615,781
Bain Capital Credit Clo Ltd Series 2024-2A Class A1R, CME Term SOFR 3 month Index + 1.23%, 5.5478% 7/16/2034 (b)(c)(d)		13,800,000	13,821,763
Bain Capital Credit Clo Ltd Series 2025-3A Class ARR, CME Term SOFR 3 month Index + 1.03%, 5.3555% 10/21/2034 (b)(c)(d)		1,000,000	1,001,000
Bain Capital Credit CLO Series 2024-2A Class A1, CME Term SOFR 3 month Index + 1.52%, 5.8376% 7/15/2037 (b)(c)(d)		380,000	381,655
Bain Capital Credit CLO Series 2024-3A Class A1RR, CME Term SOFR 3 month Index + 1.21%, 5.529% 10/23/2034 (b)(c)(d)		7,300,000	7,317,520
Barings Clo Ltd Series 2024-4A Class A, CME Term SOFR 3 month Index + 1.75%, 6.0755% 1/20/2037 (b)(c)(d)		7,479,000	7,502,836
Barings Clo Ltd Series 2024-4A Class AR, CME Term SOFR 3 month Index + 1.37%, 5.6955% 10/20/2037 (b)(c)(d)		1,560,000	1,567,351
Barings Ln Partners Clo Ltd 2 / Barings Ln Partners Clo 2 LLC Series 2025-2A Class CR, CME Term SOFR 3 month Index + 1.65%, 5.9755% 1/20/2034 (b)(c)(d)		4,500,000	4,498,889
Battalion Clo X Ltd / Battalion Clo X LLC Series 2021-10A Class A1R2, CME Term SOFR 3 month Index + 1.4316%, 5.7503% 1/25/2035 (b)(c)(d)		12,000,000	12,004,884
Battalion Clo Xi Ltd / Battalion Clo Xi LLC Series 2021-11A Class AR, CME Term SOFR 3 month Index + 1.4116%, 5.7303% 4/24/2034 (b)(c)(d)		22,750,000	22,759,555
Bbam US Clo I Ltd Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.2%, 5.5176% 3/30/2038 (b)(c)(d)		250,000	249,592
Bbam US Clo I Ltd Series 2025-1A Class D1R, CME Term SOFR 3 month Index + 3%, 7.3176% 3/30/2038 (b)(c)(d)		125,000	124,118
BCRED BSL Static Clo Ltd / LLC Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.5413% 7/24/2035 (b)(c)(d)		3,430,000	3,423,569
Beechwood Park Clo Ltd Series 2022-1A Class A1R, CME Term SOFR 3 month Index + 1.3%, 5.6224% 1/17/2035 (b)(c)(d)		8,054,000	8,073,177
Benefit Street Partners Clo Xx Ltd Series 2025-20A Class ARR, CME Term SOFR 3 month Index + 1.29%, 5.5797% 7/15/2037 (b)(c)(d)		500,000	501,745
Benefit Street Partners Clo Xxxvii Ltd Series 2024-37A Class A, CME Term SOFR 3 month Index + 1.35%, 5.6685% 1/25/2038 (b)(c)(d)		560,000	561,960
BETHP Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3916%, 5.7092% 1/15/2035 (b)(c)(d)		4,844,000	4,852,889
Betony Clo 2 Ltd Series 2018-1A Class A1, CME Term SOFR 3 month Index + 1.3416%, 5.6516% 4/30/2031 (b)(c)(d)		428,998	429,642
Birch Grove Clo Ltd / Birch Grove Clo LLC Series 2024-19A Class A1RR, CME Term SOFR 3 month Index + 1.59%, 5.9124% 7/17/2037 (b)(c)(d)		700,000	703,317
Birch Grove CLO Ltd Series 2025-13A Class A1, CME Term SOFR 3 month Index + 1.31%, 0% 10/23/2038 (b)(c)(d)(f)		250,000	250,375
Birch Grove Clo Series 2025-6A Class A1R, CME Term SOFR 3 month Index + 1.38%, 5.7509% 7/20/2037 (b)(c)(d)		250,000	250,863
Bluemountain Clo Ltd / Bluemountain Clo LLC Series 2024-3A Class A1R, CME Term SOFR 3 month Index + 1.19%, 5.5085% 10/25/2030 (b)(c)(d)		130,520	130,567
Bluemountain Clo Ltd / Bluemountain Clo LLC Series 2024-3A Class BR, CME Term SOFR 3 month Index + 1.85%, 6.1685% 10/25/2030 (b)(c)(d)		410,000	411,400
Bluemountain CLO Ltd Series 2018-2A Class B, CME Term SOFR 3 month Index + 1.9616%, 6.173% 8/15/2031 (b)(c)(d)		500,000	502,188
Bluemountain CLO Ltd Series 2024-3A Class A1R2, CME Term SOFR 3 month Index + 1.2%, 5.4114% 11/15/2030 (b)(c)(d)		444,690	444,894
Bluemountain Clo Xxx Ltd Series 2022-30A Class BR, CME Term SOFR 3 month Index + 1.9%, 6.2176% 4/15/2035 (b)(c)(d)		1,600,000	1,602,581
Buckhorn Park Clo Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.07%, 5.399% 7/18/2034 (b)(c)(d)		280,000	279,998
BXMT Ltd Series 2025-FL5 Class A, CME Term SOFR 1 month Index + 1.6388%, 5.9987% 10/18/2042 (b)(c)(d)		628,000	630,349
Canyon Capital Clo Ltd Series 2018-1A Class AR, CME Term SOFR 3 month Index + 1.3316%, 5.6492% 7/15/2031 (b)(c)(d)		128,236	128,288
Carlyle Global Market Strategies Series 2018-2RA Class A1, CME Term SOFR 3 month Index + 1.3116%, 5.523% 5/15/2031 (b)(c)(d)		112,554	112,636
Carlyle Global Market Strategies Series 2024-4A Class A1RR, CME Term SOFR 3 month Index + 1.22%, 5.5455% 7/20/2032 (b)(c)(d)		276,446	276,451
Carlyle US Clo Ltd / Carlyle US Clo LLC Series 2024-6A Class B, CME Term SOFR 3 month Index + 1.7%, 6.0185% 10/25/2037 (b)(c)(d)		1,890,000	1,896,594
Carlyle US CLO Ltd Series 2024-10A Class A1R, CME Term SOFR 3 month Index + 1.31%, 5.6355% 1/20/2038 (b)(c)(d)		3,508,000	3,517,342
Carlyle US CLO Ltd Series 2024-11A Class A1R, CME Term SOFR 3 month Index + 1.41%, 5.7285% 7/25/2037 (b)(c)(d)		5,360,000	5,377,318
Carlyle US CLO Ltd Series 2024-3A Class A1R2, CME Term SOFR 3 month Index + 1.4%, 5.7255% 10/21/2037 (b)(c)(d)		340,000	341,352
Carlyle US CLO Ltd Series 2024-3A Class BR2, CME Term SOFR 3 month Index + 1.78%, 6.1055% 10/21/2037 (b)(c)(d)		250,000	251,140
Carlyle US Clo Ltd Series 2024-6A Class E, CME Term SOFR 3 month Index + 5.75%, 10.0685% 10/25/2037 (b)(c)(d)		150,000	151,567
Carval Clo Series 2024-2A Class A1R, CME Term SOFR 3 month Index + 1.42%, 5.752% 10/22/2037 (b)(c)(d)		250,000	250,908
Cayuga Park Clo Ltd Series 2021-1A Class AR, CME Term SOFR 3 month Index + 1.3816%, 5.704% 7/17/2034 (b)(c)(d)		375,000	375,409
CBAM Ltd Series 2021-10A Class A1R, CME Term SOFR 3 month Index + 1.3816%, 5.7071% 4/20/2032 (b)(c)(d)		153,390	153,484
Cedar Fdg Xii Clo Ltd / Cedar Fdg Xii Clo LLC Series 2025-12A Class ARR, CME Term SOFR 3 month Index + 1.2%, 5.5185% 1/25/2038 (b)(c)(d)		3,215,000	3,217,572
Cedar Fdg Xvii Clo Ltd Series 2025-17A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.6755% 7/20/2038 (b)(c)(d)		4,739,000	4,756,283
Cedar Funding Ltd Series 2022-15A Class A, CME Term SOFR 3 month Index + 1.32%, 5.6455% 4/20/2035 (b)(c)(d)		7,060,000	7,059,929
Cedar Funding Ltd Series 2024-10A Class AR2, CME Term SOFR 3 month Index + 1.36%, 5.6855% 10/20/2037 (b)(c)(d)		4,327,000	4,340,310
Cifc Fdg Ltd / Cifc Fdg LLC Series 2024-1A Class BR, CME Term SOFR 3 month Index + 1.7%, 6.029% 1/18/2038 (b)(c)(d)		500,000	502,577
Cifc Funding 2014-Iii Ltd Series 2025-3A Class A1R, CME Term SOFR 3 month Index + 1.18%, 5.4976% 3/31/2038 (b)(c)(d)		250,000	249,875
CIFC Funding Ltd Series 2018-1A Class BR2, CME Term SOFR 3 month Index + 1.6616%, 5.9906% 1/18/2031 (b)(c)(d)		250,000	250,466
CIFC Funding Ltd Series 2021-2A Class DR, CME Term SOFR 3 month Index + 3.2616%, 7.584% 4/17/2034 (b)(c)(d)		550,000	550,000
CIFC Funding Ltd Series 2021-3A Class A1R, CME Term SOFR 3 month Index + 1.3916%, 5.7171% 10/20/2034 (b)(c)(d)		10,000,000	10,004,160
CIFC Funding Ltd Series 2021-7A Class B, CME Term SOFR 3 month Index + 1.8616%, 6.1806% 1/23/2035 (b)(c)(d)		3,800,000	3,800,000
Cifc Funding Ltd Series 2024-1A Class A1R2, CME Term SOFR 3 month Index + 1.36%, 5.6855% 10/20/2037 (b)(c)(d)		294,000	295,265
CIFC Funding Ltd Series 2024-1A Class BR, CME Term SOFR 3 month Index + 1.75%, 6.0685% 7/25/2037 (b)(c)(d)		250,000	250,825
CIFC Funding Ltd Series 2024-2A Class A1R, CME Term SOFR 3 month Index + 1.37%, 5.6955% 10/20/2037 (b)(c)(d)		28,750,000	28,834,525
CIFC Funding Ltd Series 2024-3A Class A, CME Term SOFR 3 month Index + 1.6%, 5.9255% 1/20/2037 (b)(c)(d)		250,000	250,623
Cifc Funding Ltd Series 2024-4A Class A1R, CME Term SOFR 3 month Index + 1.3%, 5.6176% 1/15/2040 (b)(c)(d)		680,000	682,118
CIFC Funding Ltd Series 2024-6A Class A1R, CME Term SOFR 3 month Index + 1.45%, 5.7678% 7/16/2037 (b)(c)(d)		310,000	311,120
CIFC Funding Ltd Series 2025-2A Class D1RR, CME Term SOFR 3 month Index + 2.6%, 0% 10/17/2038 (b)(c)(d)		550,000	550,000
CIFC Funding Ltd Series 2025-4A Class AR, CME Term SOFR 3 month Index + 1.22%, 5.5424% 1/17/2038 (b)(c)(d)		2,500,000	2,505,560
CIFC Funding Ltd Series 2025-4RA Class A1A2, CME Term SOFR 3 month Index + 0.99%, 5.3124% 1/17/2035 (b)(c)(d)		4,300,000	4,308,398
CIFC Funding Ltd Series 2025-5A Class A1R2, CME Term SOFR 3 month Index + 1.27%, 0% 10/15/2038 (b)(c)(d)		3,307,000	3,307,000
Clover Clo Ltd Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1%, 5.2695% 4/18/2035 (b)(c)(d)		3,981,000	3,980,813
Crown Point Clo 7 Ltd Series 2024-7A Class AR, CME Term SOFR 3 month Index + 1.23%, 5.5555% 10/20/2031 (b)(c)(d)		456,381	456,423
Diameter Cap Clo 10 Ltd / Diameter Cap Clo 10 LLC Series 2025-10A Class A, CME Term SOFR 3 month Index + 1.31%, 5.5958% 4/20/2038 (b)(c)(d)		574,000	575,642
Diameter Capital CLO 8 Ltd Series 2024-8A Class A1A, CME Term SOFR 3 month Index + 1.4%, 5.7255% 10/20/2037 (b)(c)(d)		1,100,000	1,103,352
Diameter Capital CLO 9 Ltd Series 2025-9A Class A, CME Term SOFR 3 month Index + 1.17%, 5.4955% 4/20/2038 (b)(c)(d)		250,000	249,950
Dryden 104 Clo Ltd / Dryden 104 Clo LLC Series 2024-104A Class A1R, CME Term SOFR 3 month Index + 1.29%, 5.4935% 8/20/2034 (b)(c)(d)		250,000	250,444
Dryden 40 Senior Loan Fund Series 2024-40A Class AR2, CME Term SOFR 3 month Index + 1.15%, 5.3614% 8/15/2031 (b)(c)(d)		207,940	208,082
Dryden 41 Senior Loan Fund Series 2018-41A Class AR, CME Term SOFR 3 month Index + 1.2316%, 5.5492% 4/15/2031 (b)(c)(d)		55,716	55,790
Dryden 45 Senior Loan Fund Series 2024-45A Class BRR, CME Term SOFR 3 month Index + 1.65%, 5.9676% 10/15/2030 (b)(c)(d)		4,000,000	4,001,596
Dryden 54 Senior Loan Fund Series 2024-54A Class AR, CME Term SOFR 3 month Index + 1.15%, 5.4755% 10/19/2029 (b)(c)(d)		89,523	89,544
Dryden 55 Clo Ltd Series 2018-55A Class A1, CME Term SOFR 3 month Index + 1.2816%, 5.5992% 4/15/2031 (b)(c)(d)		88,524	88,563
Dryden CLO Ltd Series 2022-98A Class A, CME Term SOFR 3 month Index + 1.3%, 5.6255% 4/20/2035 (b)(c)(d)		4,007,000	4,007,593
Dryden CLO Ltd Series 2024-83A Class AR, CME Term SOFR 3 month Index + 1.53%, 5.859% 4/18/2037 (b)(c)(d)		5,321,000	5,336,952
Dryden CLO Ltd Series 2024-85A Class A1R2, CME Term SOFR 3 month Index + 1.38%, 5.6976% 7/15/2037 (b)(c)(d)		5,727,000	5,748,906
Dryden Senior Loan Fund Series 2021-90A Class A1A, CME Term SOFR 3 month Index + 1.3916%, 5.5952% 2/20/2035 (b)(c)(d)		3,054,000	3,055,863
E3 2019-1 Series 2019-1 Class A, 3.1% 9/20/2055 (c)		117,942	103,653
Eaton Vance CLO Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.39%, 5.7076% 10/15/2037 (b)(c)(d)		3,921,000	3,931,367
Eaton Vance CLO Ltd Series 2024-2A Class AR2, CME Term SOFR 3 month Index + 1.38%, 5.6976% 10/15/2037 (b)(c)(d)		6,200,000	6,215,457
Elevation CLO Ltd Series 2024-3A Class A1R2, CME Term SOFR 3 month Index + 1.3%, 5.6185% 1/25/2035 (b)(c)(d)		12,500,000	12,487,488
Elm CLO Ltd Series 2025-14A Class A, CME Term SOFR 3 month Index + 1.3%, 5.632% 1/22/2038 (b)(c)(d)		250,000	250,999
Elmwood Clo 30 Ltd / Elmwood Clo 30 LLC Series 2024-6A Class A, CME Term SOFR 3 month Index + 1.43%, 5.7524% 7/17/2037 (b)(c)(d)		250,000	250,769
Elmwood Clo 36 Ltd / Elmwood Clo 36 LLC Series 2024-12RA Class AR, CME Term SOFR 3 month Index + 1.34%, 5.6655% 10/20/2037 (b)(c)(d)		500,000	500,994
Elmwood CLO 38 Ltd Series 2025-1A Class A, CME Term SOFR 3 month Index + 1.15%, 5.4264% 4/22/2038 (b)(c)(d)		250,000	249,702
Elmwood CLO 39 Ltd Series 2025-2A Class A1, CME Term SOFR 3 month Index + 1.14%, 5.4239% 4/17/2038 (b)(c)(d)		15,250,000	15,309,536
Elmwood Clo II Ltd Series 2024-2A Class A1RR, CME Term SOFR 3 month Index + 1.35%, 5.6755% 10/20/2037 (b)(c)(d)		22,750,000	22,830,217
Elmwood Clo III Ltd Series 2024-3A Class A1RR, CME Term SOFR 3 month Index + 1.38%, 5.709% 7/18/2037 (b)(c)(d)		12,000,000	12,050,532
Elmwood Clo III Ltd Series 2024-3A Class ERR, CME Term SOFR 3 month Index + 5.95%, 10.279% 7/18/2037 (b)(c)(d)		400,000	401,062
Elmwood Clo VI Ltd Series 2024-3A Class ARR, CME Term SOFR 3 month Index + 1.38%, 5.709% 7/18/2037 (b)(c)(d)		250,000	250,601
Flat Series 2025-30A Class A1, CME Term SOFR 3 month Index + 1.16%, 5.4434% 4/15/2038 (b)(c)(d)		3,505,000	3,502,848
Flatiron Clo 20 Ltd / Flatiron Clo 20 LLC Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.38%, 5.5835% 5/20/2036 (b)(c)(d)		8,080,000	8,093,736
Flatiron Clo 32 Ltd Series 2025-32A Class A1, CME Term SOFR 3 month Index + 1.29%, 5.6063% 10/22/2038 (b)(c)(d)		3,345,000	3,360,982
Flatiron Clo Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.6855% 10/19/2037 (b)(c)(d)		6,432,000	6,449,965
Flatiron Clo Ltd Series 2024-1A Class A2R, CME Term SOFR 3 month Index + 1.58%, 5.9055% 10/19/2037 (b)(c)(d)		250,000	250,121
Galaxy Xxvi Clo Ltd / Galaxy Xxvi Clo LLC Series 2024-26A Class BR, CME Term SOFR 3 month Index + 1.6%, 5.8038% 11/22/2031 (b)(c)(d)		600,000	600,379
Gcbsl Series 2025-48A Class A1R, CME Term SOFR 3 month Index + 1.31%, 5.6324% 4/17/2038 (b)(c)(d)		250,000	250,360
Generate Clo 16 Ltd Series 2024-16A Class B, CME Term SOFR 3 month Index + 1.85%, 6.1755% 7/20/2037 (b)(c)(d)		500,000	501,667
Generate Clo 4 Ltd / Generate Clo 4 LLC Series 2024-4A Class ARR, CME Term SOFR 3 month Index + 1.43%, 5.7555% 7/20/2037 (b)(c)(d)		500,000	501,655
Generate Clo 7 Ltd / Generate Clo 7 LLC Series 2024-7A Class A1R, CME Term SOFR 3 month Index + 1.62%, 5.952% 4/22/2037 (b)(c)(d)		250,000	250,820
Generate Clo 9 Ltd Series 2024-9A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.6755% 1/20/2038 (b)(c)(d)		250,000	250,852
Goldentree Ln Mgmt Us Clo 11 Ltd Series 2024-11A Class AR, CME Term SOFR 3 month Index + 1.08%, 5.4055% 10/20/2034 (b)(c)(d)		250,000	249,882
Golub Cap Partners Clo 77b Ltd Series 2025-77A Class A1, CME Term SOFR 3 month Index + 1.25%, 5.5685% 1/25/2038 (b)(c)(d)		515,422	516,387
Golub Capital Partners Clo 81 B Ltd Series 2025-81A Class A1, CME Term SOFR 3 month Index + 1.31%, 5.639% 7/20/2038 (b)(c)(d)		420,000	420,263
Goodgreen 2017-2 Trust Series 2017-2A Class A, 3.26% 10/15/2053 (c)		113,700	102,551
Goodgreen 2018-1 Series 2018-1A Class A, 3.93% 10/15/2053 (c)(d)		100,085	92,437
Gracie Point International Funding LLC Series 2023-2A Class A, U.S. 90-Day Avg. SOFR Index + 2.25%, 6.5983% 3/1/2027 (b)(c)(d)		166,176	166,382
Greywolf Clo II Ltd Series 2021-1A Class A1SR, CME Term SOFR 3 month Index + 1.4%, 5.7176% 4/15/2034 (b)(c)(d)		35,000,000	35,010,325
Ha Cr Partners Xvi Ltd / Oha Cr Partners Xvi LLC Series 2024-16A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.679% 10/18/2037 (b)(c)(d)		280,000	280,740
Halseypoint Clo 6 Ltd / Halseypoint Clo 6 LLC Series 2025-6A Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.6755% 1/20/2038 (b)(c)(d)		250,000	250,664
Hero Funding Trust Series 2017-1A Class A, 3.5% 9/21/2043 (c)		52,261	46,898
Hero Funding Trust Series 2017-1A Class A2, 4.46% 9/20/2047 (c)		45,507	43,962
Hero Funding Trust Series 2017-3A Class A1, 3.19% 9/20/2048 (c)		50,537	46,719
Hero Funding Trust Series 2017-3A Class A2, 3.95% 9/20/2048 (c)		41,713	39,447
HGI Cre CLO, Ltd. Series 2022-FL3 Class D, U.S. 30-Day Avg. SOFR Index + 3.75%, 8.0927% 4/20/2037 (b)(c)(d)		320,500	319,949
Horizon Aircraft Finance Ltd Series 2019-1 Class A, 3.721% 7/15/2039 (c)		2,851,728	2,773,192
Invesco Clo Ltd Series 2021-3A Class A, CME Term SOFR 3 month Index + 1.3916%, 5.7236% 10/22/2034 (b)(c)(d)		4,148,000	4,150,966
Invesco Clo Ltd Series 2025-2A Class BR, CME Term SOFR 3 month Index + 1.6%, 0% 7/15/2034 (b)(c)(d)		2,500,000	2,500,000
Invesco US CLO Series 2024-1RA Class AR, CME Term SOFR 3 month Index + 1.55%, 5.8676% 4/15/2037 (b)(c)(d)		4,340,000	4,352,326
Jamestown Clo Xviii Ltd / Jamestown Clo Xviii LLC Series 2024-18A Class A1R, CME Term SOFR 3 month Index + 1.27%, 5.5885% 7/25/2035 (b)(c)(d)		11,700,000	11,691,248
Kkr Clo 35 Ltd Series 2025-35A Class AR, CME Term SOFR 3 month Index + 1.2%, 5.5255% 1/20/2038 (b)(c)(d)		250,000	250,028
Kkr Clo Trust Series 2021-33A Class A, CME Term SOFR 3 month Index + 1.4316%, 5.7571% 7/20/2034 (b)(c)(d)		18,900,000	18,943,924
Lakeside Pk Clo Ltd / Lakeside Pk Clo LLC Series 2025-1A Class A, CME Term SOFR 3 month Index + 1.15%, 5.4061% 4/15/2038 (b)(c)(d)		2,529,000	2,528,838
Lcm 31 Ltd Series 2024-31A Class AR, CME Term SOFR 3 month Index + 1.28%, 5.6055% 7/20/2034 (b)(c)(d)		4,500,000	4,499,780
Lument Finance Trust, Inc. Series 2021-FL1 Class D, CME Term SOFR 1 month Index + 2.5645%, 6.9276% 6/15/2039 (b)(c)(d)		416,500	405,604
Lument Finance Trust, Inc. Series 2021-FL1 Class E, CME Term SOFR 1 month Index + 3.0645%, 7.4276% 6/15/2039 (b)(c)(d)		365,500	355,576
Madison Park Funding Ltd Series 2024-57A Class A1R, CME Term SOFR 3 month Index + 1.28%, 5.5938% 7/27/2034 (b)(c)(d)		250,000	250,051
Madison Park Funding Lxxi Ltd Series 2025-71A Class A1, CME Term SOFR 3 month Index + 1.14%, 5.4095% 4/23/2038 (b)(c)(d)		2,880,000	2,878,560
Madison Park Funding Xxi Ltd Series 2021-21A Class AARR, CME Term SOFR 3 month Index + 1.3416%, 5.6592% 10/15/2032 (b)(c)(d)		243,140	243,226
Madison Park Funding Xxxi Ltd Series 2024-31A Class B1R, CME Term SOFR 3 month Index + 1.8%, 6.119% 7/23/2037 (b)(c)(d)		600,000	602,464
Madison Park Funding Xxxix Ltd Series 2024-39A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.582% 10/22/2034 (b)(c)(d)		5,300,000	5,289,289
Madison Park Funding Xxxviii Ltd Series 2021-38A Class A, CME Term SOFR 3 month Index + 1.3816%, 5.704% 7/17/2034 (b)(c)(d)		12,500,000	12,511,313
Madison Pk Fdg Lii Ltd / Madison Pk Fdg Lii LLC Series 2021-52A Class A, CME Term SOFR 3 month Index + 1.3616%, 5.6936% 1/22/2035 (b)(c)(d)		5,249,000	5,248,990
Madison Pk Fdg Lxvii Ltd / Madison Pk Fdg Lxvii LLC Series 2024-67A Class B, CME Term SOFR 3 month Index + 2.05%, 6.3685% 4/25/2037 (b)(c)(d)		270,000	271,071
Madison Pk Fdg Xlii Ltd Series 2024-13A Class AR, CME Term SOFR 3 month Index + 1.15%, 5.469% 11/21/2030 (b)(c)(d)		129,564	129,643
Madison Pk Fdg Xlv Ltd / Madison Pk Fdg Xlv LLC Series 2024-45A Class ARR, CME Term SOFR 3 month Index + 1.08%, 5.3976% 7/15/2034 (b)(c)(d)		4,233,000	4,236,962
Madison Pk Fdg Xxix Ltd / Madison Pk Fdg Xxix LLC Series 2025-29A Class A1R2, CME Term SOFR 3 month Index + 1.18%, 5.509% 3/25/2038 (b)(c)(d)		24,220,000	24,278,322
Madison Pk Fdg Xxx Ltd / Madison Pk Fdg Xxx LLC Series 2024-30A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.6778% 7/16/2037 (b)(c)(d)		950,000	953,135
Magnetite CLO LTD Series 2025-36A Class AR, CME Term SOFR 3 month Index + 1.32%, 5.6385% 7/25/2038 (b)(c)(d)		3,400,000	3,410,472
Magnetite Clo Ltd Series 2025-45A Class A1, CME Term SOFR 3 month Index + 1.15%, 5.435% 4/15/2038 (b)(c)(d)		2,446,000	2,446,734
Magnetite Xli Ltd Series 2024-41A Class A, CME Term SOFR 3 month Index + 1.29%, 5.6085% 1/25/2038 (b)(c)(d)		2,869,000	2,875,891
Magnetite Xxiii Ltd Series 2021-23A Class AR, CME Term SOFR 3 month Index + 1.3916%, 5.7101% 1/25/2035 (b)(c)(d)		4,904,000	4,918,609
Magnetite Xxv Ltd Series 2020-25A Class A, CME Term SOFR 3 month Index + 1.4616%, 5.7801% 1/25/2032 (b)(c)(d)		2,299,199	2,299,206
Magnetite Xxvi Ltd / Magnetite Xxvi LLC Series 2025-26A Class AR2, CME Term SOFR 3 month Index + 1.15%, 5.4685% 1/25/2038 (b)(c)(d)		3,261,000	3,262,412
Magnetite Xxviii Ltd Series 2025-28A Class A1RR, CME Term SOFR 3 month Index + 1.24%, 5.5576% 1/15/2038 (b)(c)(d)		5,256,000	5,260,715
Marathon Clo Xiii Ltd Series 2024-1A Class AAR2, CME Term SOFR 3 month Index + 1.2%, 5.5176% 4/15/2032 (b)(c)(d)		704,195	704,195
Marble Point Clo Xviii Ltd Series 2025-2A Class A1R2, CME Term SOFR 3 month Index + 1.21%, 5.5276% 3/15/2038 (b)(c)(d)		15,250,000	15,249,238
Morgan Stanley Eaton Vance CLO Ltd / LLC Series 2025-21A Class A1, CME Term SOFR 3 month Index + 1.17%, 5.2849% 4/15/2038 (b)(c)(d)		4,173,000	4,180,728
Myers Park Clo Ltd Series 2018-1A Class A2, CME Term SOFR 3 month Index + 1.6616%, 5.9871% 10/20/2030 (b)(c)(d)		290,000	290,191
Myers Park Clo Ltd Series 2018-1A Class B1, CME Term SOFR 3 month Index + 1.8616%, 6.1871% 10/20/2030 (b)(c)(d)		400,000	400,930
Neuberger Berman CLO Ltd Series 2024-56A Class B, CME Term SOFR 3 month Index + 1.75%, 6.0687% 7/24/2037 (b)(c)(d)		500,000	501,899
Neuberger Berman Loan Advisers Clo 25 Ltd Series 2024-25A Class AR2, CME Term SOFR 3 month Index + 1.4%, 5.729% 7/18/2038 (b)(c)(d)		4,828,000	4,841,161
New Mtn Clo 7 Ltd / LLC Series 2025-7A Class A1, CME Term SOFR 3 month Index + 1.2%, 5.4844% 3/31/2038 (b)(c)(d)		250,000	250,106
Northwoods Capital Xii-B Ltd Series 2024-12BA Class AR, CME Term SOFR 3 month Index + 1.19%, 5.5085% 6/15/2031 (b)(c)(d)		7,951,701	7,943,860
Nyack Park Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3816%, 5.7071% 10/20/2034 (b)(c)(d)		10,000,000	10,010,570
Oaktree CLO 2025-31 Ltd Series 2025-31A Class A, CME Term SOFR 3 month Index + 1.32%, 5.599% 7/15/2038 (b)(c)(d)		500,000	500,068
Oaktree Clo Ltd Series 2025-2A Class AR, CME Term SOFR 3 month Index + 0.97%, 5.2876% 1/15/2035 (b)(c)(d)		250,000	249,989
Ocean Trails Clo 8 Series 2024-8A Class ARR, CME Term SOFR 3 month Index + 1.29%, 5.6076% 7/15/2034 (b)(c)(d)		6,000,000	6,006,372
OCP CLO Ltd / OCP CLO LLC Series 2024-13A Class AR2, CME Term SOFR 3 month Index + 1.34%, 5.6655% 11/26/2037 (b)(c)(d)		860,000	863,086
OCP CLO Ltd / OCP CLO LLC Series 2024-38A Class A, CME Term SOFR 3 month Index + 1.33%, 5.6555% 1/21/2038 (b)(c)(d)		250,000	250,784
OCP CLO Ltd Series 2024-17A Class AR2, CME Term SOFR 3 month Index + 1.4%, 5.7255% 7/20/2037 (b)(c)(d)		250,000	250,659
OCP CLO Ltd Series 2025-19A Class A1R2, CME Term SOFR 3 month Index + 1.18%, 5.5055% 4/20/2038 (b)(c)(d)		330,000	330,165
OCP Clo Ltd Series 2025-44A Class A, CME Term SOFR 3 month Index + 1.3%, 5.5622% 10/24/2038 (b)(c)(d)		3,520,000	3,527,744
OCP CLO Series 2024-12A Class BAR3, CME Term SOFR 3 month Index + 1.68%, 6.009% 10/18/2037 (b)(c)(d)		250,000	250,422
OCP CLO Series 2024-12A Class XR3, CME Term SOFR 3 month Index + 1.2%, 5.529% 10/18/2037 (b)(c)(d)		212,500	212,538
Octagon 66 Ltd Series 2023-1A Class A1R, CME Term SOFR 3 month Index + 1.75%, 5.9352% 11/16/2036 (b)(c)(d)		500,000	501,178
Octagon 75 Ltd Series 2025-1A Class A1, CME Term SOFR 3 month Index + 1.2%, 5.532% 1/22/2038 (b)(c)(d)		250,000	250,207
Octagon Investment Partners 39 Ltd Series 2024-3A Class AR, CME Term SOFR 3 month Index + 1.15%, 5.4755% 10/20/2030 (b)(c)(d)		72,379	72,378
Octagon Investment Partners 39 Ltd Series 2024-3A Class BR, CME Term SOFR 3 month Index + 1.8%, 6.1255% 10/20/2030 (b)(c)(d)		360,000	360,931
Octagon Investment Partners 40 Ltd Series 2025-1A Class A1RR, CME Term SOFR 3 month Index + 1.04%, 5.3655% 1/20/2035 (b)(c)(d)		6,300,000	6,304,158
Octagon Investment Partners 40 Ltd Series 2025-1A Class BRR, CME Term SOFR 3 month Index + 1.55%, 5.8755% 1/20/2035 (b)(c)(d)		4,800,000	4,777,502
Octagon Investment Partners 41 Ltd Series 2025-2A Class A1R2, CME Term SOFR 3 month Index + 1.09%, 5.4076% 10/15/2033 (b)(c)(d)		4,250,000	4,255,232
Octagon Investment Partnrs 51 Ltd Series 2025-1A Class BR, CME Term SOFR 3 month Index + 1.5%, 5.8255% 7/20/2034 (b)(c)(d)		4,200,000	4,203,973
OFSI BSL XIV CLO Ltd Series 2024-14A Class A, CME Term SOFR 3 month Index + 1.46%, 5.7855% 7/20/2037 (b)(c)(d)		10,000,000	10,014,020
Oha Cr Fdg 17 LLC Series 2024-17A Class A, CME Term SOFR 3 month Index + 1.48%, 5.8055% 4/20/2037 (b)(c)(d)		250,000	250,984
Oha Cr Fdg 4 Ltd / Oha Cr Fdg 4 LLC Series 2024-4A Class AR2, CME Term SOFR 3 month Index + 1.29%, 5.622% 1/22/2038 (b)(c)(d)		5,150,000	5,166,768
Oha Credit Funding 14-R Ltd Series 2025-14RA Class A, CME Term SOFR 3 month Index + 1.23%, 5.5555% 4/20/2038 (b)(c)(d)		2,310,000	2,313,465
Oha Credit Funding 22 Ltd Series 2025-22A Class A1, CME Term SOFR 3 month Index + 1.33%, 5.614% 7/20/2038 (b)(c)(d)		440,000	441,226
Oha Credit Funding 5 Ltd Series 2024-5A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.679% 10/18/2037 (b)(c)(d)		450,000	451,190
Oha Credit Funding 5 Ltd Series 2024-5A Class B1R, CME Term SOFR 3 month Index + 1.7%, 6.029% 10/18/2037 (b)(c)(d)		250,000	250,961
OHA Credit Funding 6 Ltd Series 2024-6A Class AR2, CME Term SOFR 3 month Index + 1.33%, 5.6555% 10/20/2037 (b)(c)(d)		4,087,000	4,096,797
OHA Credit Funding 9 Ltd Series 2024-9A Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.6755% 10/19/2037 (b)(c)(d)		270,000	270,697
OHA Credit Funding 9 Ltd Series 2024-9A Class B1R, CME Term SOFR 3 month Index + 1.7%, 6.0255% 10/19/2037 (b)(c)(d)		250,000	250,938
Oha Credit Partners VII Ltd Series 2025-7A Class AR4, CME Term SOFR 3 month Index + 1.14%, 5.3435% 2/20/2038 (b)(c)(d)		3,409,000	3,407,977
Oha Credit Partners Xi Ltd Series 2024-11A Class A1R2, CME Term SOFR 3 month Index + 1.46%, 5.7855% 4/20/2037 (b)(c)(d)		750,000	752,122
OHA Credit Partners XVII Ltd Series 2024-17A Class A, CME Term SOFR 3 month Index + 1.32%, 5.649% 1/18/2038 (b)(c)(d)		9,030,000	9,052,169
OHA Loan Funding Ltd Series 2021-1A Class AR3, CME Term SOFR 3 month Index + 1.4116%, 5.7371% 1/19/2037 (b)(c)(d)		250,000	250,000
OHA Loan Funding Ltd Series 2024-1A Class A1R2, CME Term SOFR 3 month Index + 1.46%, 5.7855% 7/20/2037 (b)(c)(d)		250,000	250,735
OHA Loan Funding Ltd Series 2025-1A Class A1R4, CME Term SOFR 3 month Index + 1.25%, 0% 10/19/2038 (b)(c)(d)		250,000	249,999
Orchard Park Clo Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.36%, 5.6855% 10/20/2037 (b)(c)(d)		730,000	732,146
Ozlm Xviii Ltd Series 2018-18A Class A, CME Term SOFR 3 month Index + 1.2816%, 5.5992% 4/15/2031 (b)(c)(d)		50,262	50,276
Palmer Square Clo 2021-4 Ltd Series 2025-4A Class A1R, CME Term SOFR 3 month Index + 1.32%, 5.5918% 7/15/2038 (b)(c)(d)		480,000	481,930
Palmer Square Clo 2021-4 Ltd Series 2025-4A Class BR, CME Term SOFR 3 month Index + 1.7%, 5.9718% 7/15/2038 (b)(c)(d)		1,260,000	1,266,058
Palmer Square CLO Ltd Series 2025-1A Class A1AR, CME Term SOFR 3 month Index + 1.15%, 5.4755% 4/20/2038 (b)(c)(d)		3,000,000	2,999,400
Palmer Square CLO Ltd Series 2025-1A Class A1R2, CME Term SOFR 3 month Index + 1.25%, 0% 8/14/2038 (b)(c)(d)		1,100,000	1,100,000
Palmer Square LLC Series 2024-2A Class B, CME Term SOFR 3 month Index + 1.65%, 5.9755% 7/20/2037 (b)(c)(d)		250,000	250,657
Palmer Square Ln Fdg 2025-2 Ltd / Palmer Square Ln Fdg 2025-2 LLC Series 2025-2A Class A1, CME Term SOFR 3 month Index + 0.94%, 5.2277% 7/15/2033 (b)(c)(d)		3,384,000	3,384,765
Palmer Square Loan Funding Ltd Series 2024-2A Class A1N, CME Term SOFR 3 month Index + 1%, 5.3176% 1/15/2033 (b)(c)(d)		2,304,830	2,307,596
Palmer Square Loan Funding Ltd Series 2024-3A Class A1BR, CME Term SOFR 3 month Index + 1.4%, 5.7176% 4/15/2031 (b)(c)(d)		250,000	250,395
Palmer Square Loan Funding Ltd Series 2024-3A Class A2R, CME Term SOFR 3 month Index + 1.6%, 5.9176% 4/15/2031 (b)(c)(d)		660,000	660,390
Palmer Square Loan Funding Ltd Series 2025-1A Class A1, CME Term SOFR 3 month Index + 0.8%, 5.0114% 2/15/2033 (b)(c)(d)		3,721,687	3,709,971
Park Avenue Institutional Advisers CLO Ltd Series 2021-1A Class A1R, CME Term SOFR 3 month Index + 1.5016%, 5.7345% 2/14/2034 (b)(c)(d)		2,000,000	2,005,162
Park Blue CLO Ltd Series 2025-7A Class A1, CME Term SOFR 3 month Index + 1.22%, 5.4661% 4/25/2038 (b)(c)(d)		500,000	499,969
Peace Park Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3916%, 5.7171% 10/20/2034 (b)(c)(d)		5,651,000	5,651,000
Peace Park Clo Ltd Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 0% 10/20/2038 (b)(c)(d)		5,651,000	5,651,000
PFP Ltd Series 2024-11 Class A, CME Term SOFR 1 month Index + 1.8324%, 6.1895% 9/17/2039 (b)(c)(d)		4,636,979	4,645,679
Pikes Peak Clo 2 Series 2024-2A Class ARR, CME Term SOFR 3 month Index + 1.22%, 5.549% 10/11/2034 (b)(c)(d)		5,000,000	5,005,855
Pikes Peak Clo 4 Series 2024-4A Class ARR, CME Term SOFR 3 month Index + 1.21%, 5.5276% 7/15/2034 (b)(c)(d)		11,300,000	11,299,446
Pikes Peak Clo 6 / Pikes Peak Clo 6 LLC Series 2025-6A Class DRR, CME Term SOFR 3 month Index + 2.5%, 6.6852% 5/18/2034 (b)(c)(d)		935,000	935,192
Point Au Roche Pk Clo Ltd / PT Au Roche Pk Clo LLC Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3416%, 5.6671% 7/20/2034 (b)(c)(d)		250,000	250,066
Rad Clo 18 Ltd Series 2025-18A Class A1R, CME Term SOFR 3 month Index + 1.4%, 5.7197% 7/15/2037 (b)(c)(d)		250,000	250,600
Rad Clo 21 Ltd Series 2025-21A Class A1R, CME Term SOFR 3 month Index + 1.07%, 5.3885% 1/25/2037 (b)(c)(d)		250,000	249,323
Rad CLO 7 Ltd Series 2024-7A Class B1R, CME Term SOFR 3 month Index + 1.9%, 6.2224% 4/17/2036 (b)(c)(d)		250,000	250,248
Rad CLO 7 Ltd Series 2024-7A Class CR, CME Term SOFR 3 month Index + 2.6%, 6.9224% 4/17/2036 (b)(c)(d)		250,000	250,509
Recette Clo Ltd Series 2021-1A Class ARR, CME Term SOFR 3 month Index + 1.3416%, 5.6671% 4/20/2034 (b)(c)(d)		9,600,000	9,614,400
Regata Xii Funding Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.39%, 5.7076% 10/15/2037 (b)(c)(d)		1,320,000	1,324,195
Regatta 30 Fdg Ltd / Regatta 30 Fdg LLC Series 2024-4A Class A1, CME Term SOFR 3 month Index + 1.32%, 5.6385% 1/25/2038 (b)(c)(d)		250,000	250,946
Regatta 32 Funding Ltd Series 2025-4A Class A1, CME Term SOFR 3 month Index + 1.34%, 5.6277% 7/25/2038 (b)(c)(d)		5,150,000	5,166,933
Regatta IX Funding Ltd Series 2024-1A Class B1R, CME Term SOFR 3 month Index + 2%, 6.3224% 4/17/2037 (b)(c)(d)		1,250,000	1,255,023
Regatta Xi Funding Ltd Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.4%, 5.7224% 7/17/2037 (b)(c)(d)		800,000	802,156
Regatta Xix Fdg Ltd / Regatta Xix Fdg LLC Series 2022-1A Class A1, CME Term SOFR 3 month Index + 1.32%, 5.6455% 4/20/2035 (b)(c)(d)		550,000	551,077
Regatta Xvi Funding Ltd Series 2024-2A Class A1R, CME Term SOFR 3 month Index + 1.2%, 5.5176% 1/15/2033 (b)(c)(d)		12,071,676	12,089,638
Regatta Xviii Funding Ltd Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.16%, 5.4776% 4/15/2038 (b)(c)(d)		2,357,336	2,356,388
Regatta Xxix Fdg Ltd / Regatta Xxix Fdg LLC Series 2024-3A Class A, CME Term SOFR 3 month Index + 1.38%, 5.6976% 9/6/2037 (b)(c)(d)		26,000,000	26,073,112
Renew 2017-2 Series 2017-2A Class A, 3.22% 9/22/2053 (c)		249,902	229,332
Rockford Tower Clo Ltd Series 2018-1A Class A, CME Term SOFR 3 month Index + 1.3616%, 5.5652% 5/20/2031 (b)(c)(d)		223,004	223,001
Rockford Tower Clo Ltd Series 2018-1A Class B, CME Term SOFR 3 month Index + 1.9816%, 6.1852% 5/20/2031 (b)(c)(d)		1,750,000	1,754,064
Rockford Tower Clo Ltd Series 2021-2A Class A1, CME Term SOFR 3 month Index + 1.4216%, 5.7471% 7/20/2034 (b)(c)(d)		250,000	250,000
Rockford Tower Clo Ltd Series 2025-1A Class BR, CME Term SOFR 3 month Index + 1.7%, 0% 7/20/2035 (b)(c)(d)		3,055,000	3,055,000
Rockford Tower Clo Ltd Series 2025-2A Class BR, CME Term SOFR 3 month Index + 1.7%, 0% 7/20/2034 (b)(c)(d)		5,080,000	5,080,000
Romark CLO Ltd Series 2021-1A Class A1R, CME Term SOFR 3 month Index + 1.2916%, 5.6106% 10/23/2030 (b)(c)(d)		41,281	41,303
Romark Clo-Iv Ltd / Romark Clo-Iv LLC Series 2021-4A Class A1, CME Term SOFR 3 month Index + 1.4316%, 5.7601% 7/10/2034 (b)(c)(d)		13,250,000	13,255,300
Rr 32 Ltd / Rr 32 LLC Series 2024-32RA Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.6776% 10/15/2039 (b)(c)(d)		250,000	250,694
Rr 32 Ltd / Rr 32 LLC Series 2024-32RA Class A2R, CME Term SOFR 3 month Index + 1.7%, 6.0176% 10/15/2039 (b)(c)(d)		250,000	250,825
Rr 34 Ltd Series 2024-34RA Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.6676% 10/15/2039 (b)(c)(d)		2,273,000	2,280,956
Rr 7 Ltd Series 2022-7A Class A1AB, CME Term SOFR 3 month Index + 1.34%, 5.6576% 1/15/2037 (b)(c)(d)		7,731,000	7,741,205
Rr15 Ltd / Rr15 LLC Series 2021-15A Class A2, CME Term SOFR 3 month Index + 1.7116%, 6.0292% 4/15/2036 (b)(c)(d)		1,000,000	1,001,050
Sagard-Halseypoint Clo 8 Ltd Series 2024-8A Class A1, CME Term SOFR 3 month Index + 1.39%, 5.7% 1/30/2038 (b)(c)(d)		250,000	250,775
Sandstone Peak II Ltd Series 2025-1A Class BR, CME Term SOFR 3 month Index + 1.75%, 6.0755% 7/20/2038 (b)(c)(d)		310,000	310,932
Sandstone Peak III Ltd Series 2024-1A Class A1, CME Term SOFR 3 month Index + 1.63%, 5.9485% 4/25/2037 (b)(c)(d)		2,000,000	2,009,000
Sandstone Peak Ltd Series 2024-1A Class A2R, CME Term SOFR 3 month Index + 1.68%, 5.9976% 10/15/2034 (b)(c)(d)		250,000	250,577
Sandstone Peak Ltd Series 2024-1A Class B1R, CME Term SOFR 3 month Index + 1.83%, 6.1476% 10/15/2034 (b)(c)(d)		250,000	250,625
Sculptor Clo Xxxv Ltd Series 2025-35A Class A1, CME Term SOFR 3 month Index + 1.25%, 5.5561% 4/27/2038 (b)(c)(d)		330,000	329,836
Signal Peak Clo 5 Ltd / Signal Peak Clo 5 LLC Series 2024-5A Class A1R, CME Term SOFR 3 month Index + 1.55%, 5.8685% 4/25/2037 (b)(c)(d)		250,000	250,750
Silver Point Clo 8 Ltd Series 2025-8A Class A1, CME Term SOFR 3 month Index + 1.21%, 5.4322% 4/15/2038 (b)(c)(d)		250,000	250,150
Silver Point Clo Ltd Series 2025-12A Class A1, CME Term SOFR 3 month Index + 1.31%, 0% 10/15/2038 (b)(c)(d)(f)		270,000	270,000
Silver PT Clo 7 Ltd / Silver PT Clo 7 LLC Series 2025-7A Class A1, CME Term SOFR 3 month Index + 1.36%, 5.6776% 1/15/2038 (b)(c)(d)		250,000	250,855
Sixth Str Clo IX Ltd/Llc Series 2024-9A Class AR, CME Term SOFR 3 month Index + 1.38%, 5.7055% 7/21/2037 (b)(c)(d)		250,000	250,858
Sixth Str Clo Xvii Ltd / Sixth Str Clo Xvii LLC Series 2025-17A Class A1R, CME Term SOFR 3 month Index + 1.15%, 5.4724% 4/17/2038 (b)(c)(d)		175,000	174,876
Sixth Street Clo Xix Ltd Series 2025-19A Class A1R, CME Term SOFR 3 month Index + 1.28%, 5.5639% 7/17/2038 (b)(c)(d)		2,160,000	2,162,169
Sixth Street Clo Xviii Ltd Series 2025-18A Class A1R, CME Term SOFR 3 month Index + 1.25%, 0% 10/17/2038 (b)(c)(d)		3,554,000	3,554,000
Sixth Street CLO XX Ltd Series 2025-20A Class A1R, CME Term SOFR 3 month Index + 1.32%, 5.5829% 7/17/2038 (b)(c)(d)		3,776,000	3,788,770
Slam Ltd Series 2024-1A Class A, 5.335% 9/15/2049 (c)		3,490,244	3,521,814
Sound Point Clo Vii-R Ltd Series 2021-3RA Class A1R, CME Term SOFR 3 month Index + 1.3316%, 5.6506% 10/23/2031 (b)(c)(d)		4,242,055	4,244,014
Sycamore Tree CLO Ltd Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.39%, 5.7155% 1/20/2038 (b)(c)(d)		480,000	481,243
Sycamore Tree Clo Ltd Series 2024-5A Class B, CME Term SOFR 3 month Index + 2.25%, 6.5755% 4/20/2036 (b)(c)(d)		250,000	250,377
Symphony Clo 43 Ltd Series 2024-43A Class A1, CME Term SOFR 3 month Index + 1.52%, 5.8376% 4/15/2037 (b)(c)(d)		4,315,000	4,330,819
Symphony CLO 46 Ltd Series 2024-46A Class A2, CME Term SOFR 3 month Index + 1.59%, 5.9155% 1/20/2038 (b)(c)(d)		250,000	250,375
Symphony Clo Ltd Series 2024-22A Class A1AR, CME Term SOFR 3 month Index + 1.18%, 5.509% 4/18/2033 (b)(c)(d)		4,527,405	4,527,505
Symphony Clo Xxi Ltd Series 2025-21A Class AR2, CME Term SOFR 3 month Index + 0.9%, 5.2176% 7/15/2032 (b)(c)(d)		237,084	237,109
Symphony Clo Xxviii Ltd Series 2021-28A Class A, CME Term SOFR 3 month Index + 1.4016%, 5.7206% 10/23/2034 (b)(c)(d)		250,000	250,120
TCW CLO Ltd Series 2025-2A Class A1R2, CME Term SOFR 3 month Index + 1.27%, 5.5955% 1/20/2038 (b)(c)(d)		250,000	250,386
Thunderbolt Aircraft Lease Series 2018-A Class A, 5.96% 9/15/2038 (c)(d)		3,430,061	3,422,412
Thunderbolt III Aircraft Lease Ltd Series 2019-1 Class A, 3.671% 11/15/2039 (c)		4,405,832	4,276,609
Tiaa Clo IV Ltd Series 2024-1A Class A1AR, CME Term SOFR 3 month Index + 1.14%, 5.4655% 1/20/2032 (b)(c)(d)		2,399,481	2,400,781
Tralee Clo VI Ltd Series 2024-6A Class A1RR, CME Term SOFR 3 month Index + 1.22%, 5.5385% 10/25/2032 (b)(c)(d)		4,027,204	4,027,309
Tralee Clo VII Ltd / Tralee Clo VII LLC Series 2021-4A Class A1, CME Term SOFR 3 month Index + 1.5816%, 5.9001% 4/25/2034 (b)(c)(d)		12,000,000	12,007,740
Trestles Clo III Ltd Series 2024-3A Class A1R, CME Term SOFR 3 month Index + 1.39%, 5.7155% 10/20/2037 (b)(c)(d)		280,000	280,710
Trestles Clo IV Ltd / Trestles Clo IV LLC Series 2021-4A Class A, CME Term SOFR 3 month Index + 1.4316%, 5.7571% 7/21/2034 (b)(c)(d)		250,000	250,108
TRESTLES CLO Ltd Series 2024-1A Class A1RR, CME Term SOFR 3 month Index + 1.46%, 5.7785% 7/25/2037 (b)(c)(d)		530,000	530,954
Trimaran Cavu Ltd / Trimaran Cavu LLC Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.19%, 5.5155% 1/20/2037 (b)(c)(d)		16,000,000	15,976,736
Trimaran CAVU Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.38%, 5.6985% 1/25/2038 (b)(c)(d)		350,000	350,718
Trinitas Clo VI Ltd / Trinitas Clo VI LLC Series 2024-6A Class ARRR, CME Term SOFR 3 month Index + 1.33%, 5.6485% 1/25/2034 (b)(c)(d)		4,500,000	4,503,848
Voya Clo 2014-1 Ltd Series 2018-1A Class AAR2, CME Term SOFR 3 month Index + 1.2516%, 5.5806% 4/18/2031 (b)(c)(d)		51,409	51,428
Voya CLO Ltd Series 2018-1A Class A1R, CME Term SOFR 3 month Index + 1.3316%, 5.6571% 1/20/2031 (b)(c)(d)		47,834	47,833
Voya Clo Ltd Series 2024-1A Class A1, CME Term SOFR 3 month Index + 1.52%, 5.8376% 4/15/2037 (b)(c)(d)		4,109,000	4,125,128
Voya CLO Ltd Series 2024-2A Class AR, CME Term SOFR 3 month Index + 1.2%, 5.5255% 7/20/2032 (b)(c)(d)		424,516	424,908
Voya CLO Ltd Series 2024-3A Class A1R2, CME Term SOFR 3 month Index + 1.15%, 5.479% 10/18/2031 (b)(c)(d)		1,824,932	1,826,472
Voya CLO Ltd Series 2024-3A Class A1R2, CME Term SOFR 3 month Index + 1.2%, 5.5176% 10/15/2031 (b)(c)(d)		305,396	305,838
Voya Clo Ltd Series 2025-3A Class A3R4, CME Term SOFR 3 month Index + 1.45%, 5.7755% 10/20/2031 (b)(c)(d)		250,000	250,435
Voya CLO Ltd/Voya CLO LLC Series 2025-2A Class A1RR, CME Term SOFR 3 month Index + 1.31%, 5.6355% 1/20/2038 (b)(c)(d)		1,927,000	1,930,819
Wellfleet CLO Ltd Series 2024-1A Class A1RN, CME Term SOFR 3 month Index + 1.42%, 5.7376% 7/15/2037 (b)(c)(d)		7,750,000	7,759,587
Wellington Management Clo 5 Ltd Series 2025-5A Class A, CME Term SOFR 3 month Index + 1.29%, 0% 10/18/2038 (b)(c)(d)(f)		250,000	250,000
Whitebox Clo I Ltd Series 2024-1A Class A1RR, CME Term SOFR 3 month Index + 1.32%, 5.6387% 7/24/2036 (b)(c)(d)		411,100	411,299
Whitebox Clo II Ltd / Whitebox Clo II LLC Series 2024-2A Class A1R2, CME Term SOFR 3 month Index + 1.38%, 5.6987% 10/24/2037 (b)(c)(d)		911,000	913,954
TOTAL GRAND CAYMAN (UK OVERSEAS TER)			931,281,056
IRELAND - 0.3%
AlbaCore Euro CLO IV DAC Series 2024-4A Class AR, 3 month EURIBOR + 0.99%, 3.016% 7/15/2035 (b)(c)(d)	EUR	1,000,000	1,170,246
Arbour CLO DAC Series 2024-11A Class AR, 3 month EURIBOR + 1.33%, 3.366% 5/15/2038 (b)(c)(d)	EUR	1,000,000	1,171,275
Arbour Clo VI Dac Series 2024-6A Class AR, 3 month EURIBOR + 1.15%, 3.186% 11/15/2037 (b)(c)(d)	EUR	9,400,000	10,998,952
Arbour Clo VII DAC Series 2024-7A Class BR, 3 month EURIBOR + 2.05%, 4.025% 12/15/2038 (b)(c)(d)	EUR	5,450,000	6,382,886
Aurium CLO II DAC Series 2021-2A Class A1RR, 3 month EURIBOR + 0.93%, 2.944% 6/22/2034 (b)(c)(d)	EUR	1,000,000	1,166,944
Aurium CLO VII DAC Series 2021-7A Class A, 3 month EURIBOR + 0.83%, 2.866% 5/15/2034 (b)(c)(d)	EUR	1,400,000	1,637,860
Aurium Clo VIII DAC Series 2021-8A Class A, 3 month EURIBOR + 0.85%, 2.864% 6/23/2034 (b)(c)(d)	EUR	2,800,000	3,267,842
Avoca CLO XXV DAC Series 2021-25A Class A, 3 month EURIBOR + 0.96%, 2.986% 10/15/2034 (b)(c)(d)	EUR	5,000,000	5,835,403
BlueMountain Fuji Eur CLO V DAC Series 2019-5A Class A, 3 month EURIBOR + 0.91%, 2.936% 1/15/2033 (b)(c)(d)	EUR	972,239	1,134,944
CVC Cordatus Loan Fund XXI DAC Series 2021-21A Class A1E, 3 month EURIBOR + 0.96%, 2.974% 9/22/2034 (b)(c)(d)	EUR	8,000,000	9,326,639
CVC Cordatus Loan Fund XXIX DAC Series 2025-29A Class BR, 3 month EURIBOR + 1.95%, 4.004% 8/15/2038 (b)(c)(d)	EUR	2,750,000	3,219,915
Fortuna Consumer Loan Series 2024-2 Class E, 1 month EURIBOR + 4.1%, 5.944% 10/18/2034 (b)	EUR	100,000	118,948
Grosvenor Place Clo Dac Series 2024-2A Class A, 3 month EURIBOR + 1.24%, 3.266% 1/15/2039 (b)(c)(d)	EUR	10,000,000	11,700,018
Harvest CLO XXV DAC Series 2021-25A Class AR, 3 month EURIBOR + 0.95%, 2.974% 10/21/2034 (b)(c)(d)	EUR	3,500,000	4,084,491
Hayfin Emerald CLO V DAC Series 2024-5A Class AR, 3 month EURIBOR + 1.21%, 3.244% 11/17/2037 (b)(c)(d)	EUR	10,000,000	11,695,865
Hayfin Emerald Clo X DAC Series 2024-10A Class AR, 3 month EURIBOR + 1.35%, 3.371% 7/18/2038 (b)(c)(d)	EUR	2,300,000	2,690,770
Henley CLO IV DAC Series 2021-4A Class A, 3 month EURIBOR + 0.9%, 2.839% 4/25/2034 (b)(c)(d)	EUR	2,000,000	2,339,800
Henley CLO VII DAC Series 2024-7A Class AR, 3 month EURIBOR + 0.99%, 2.929% 4/25/2034 (b)(c)(d)	EUR	3,700,000	4,331,660
Invesco Euro CLO I DAC Series 2021-1A Class A1R, 3 month EURIBOR + 0.65%, 2.676% 7/15/2031 (b)(c)(d)	EUR	7,042,601	8,198,421
Invesco Euro CLO VII DAC Series 2022-7A Class A, 3 month EURIBOR + 0.99%, 3.016% 1/15/2035 (b)(c)(d)	EUR	1,934,000	2,258,057
Palmer Square European CLO 2021-1 DAC Series 2025-1A Class BR, 3 month EURIBOR + 1.95%, 3.976% 4/15/2039 (b)(c)(d)	EUR	3,450,000	4,037,075
Palmer Square European Loan Funding DAC Series 2024-2A Class A, 3 month EURIBOR + 0.99%, 3.026% 5/15/2034 (b)(c)(d)	EUR	4,461,376	5,220,288
Providus CLO II DAC Series 2024-2A Class ARR, 3 month EURIBOR + 1.16%, 3.186% 10/15/2038 (b)(c)(d)	EUR	9,500,000	11,121,797
Providus CLO V DAC Series 2021-5A Class A, 3 month EURIBOR + 0.8%, 2.836% 2/15/2035 (b)(c)(d)	EUR	7,500,000	8,754,613
Rockford Tower Europe CLO Series 2025-1A Class A1RR, 3 month EURIBOR + 1.26%, 3.292% 8/29/2036 (b)(c)(d)	EUR	1,000,000	1,169,900
SILK Finance Series 2025-6 Class C, 3 month EURIBOR + 1.7%, 3.754% 12/25/2039 (b)(d)(e)	EUR	100,000	117,210
Taurs Series 2025-UK2X Class C, SONIA Overnight Deposit Rates SWAP + 2.5%, 6.4869% 2/18/2035 (b)(d)(e)	GBP	157,247	213,324
Taurs Series 2025-UK2X Class D, SONIA Overnight Deposit Rates SWAP + 3.2%, 7.1869% 2/18/2035 (b)(d)(e)	GBP	339,089	460,848
UK Logistics DAC Series 2025-1X Class D, SONIA Overnight Deposit Rates SWAP + 4%, 7.9867% 5/17/2035 (b)(d)(e)	GBP	468,529	635,714
Volofin Finance Designated Activity Co Series 2024-1A Class A, 5.935% 6/15/2037 (c)		1,869,353	1,897,532
Voya Euro Clo II DC Series 2021-2A Class AR, 3 month EURIBOR + 0.96%, 2.986% 7/15/2035 (b)(c)(d)	EUR	8,100,000	9,446,795
TOTAL IRELAND			135,806,032
ITALY - 0.0%
Auto ABS Italian Stella Loans SRL Series 2025-1 Class C, 1 month EURIBOR + 1.25%, 3.131% 12/28/2040 (b)(d)(e)	EUR	100,000	117,392
Golden Bar Securitisation Srl Series 2024-1 Class B, 3 month EURIBOR + 1.5%, 3.536% 9/22/2043 (b)(d)(e)	EUR	78,828	92,985
TOTAL ITALY			210,377
MULTI-NATIONAL - 0.0%
Aimco Clo 21 Ltd / Aimco Clo 21 LLC Series 2024-21A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.829% 4/18/2037 (b)(c)(d)		4,144,000	4,155,703
Allegro Clo Xv Ltd / Allegro Clo Vx LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.18%, 5.5055% 4/20/2038 (b)(c)(d)		4,331,000	4,331,585
Ares Ln Fdg V Ltd / Ares Ln Fdg V LLC Series 2024-ALF5A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.8185% 7/27/2037 (b)(c)(d)		4,720,000	4,735,642
Ocp Clo 2018-15 Ltd Series 2025-15A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.5755% 1/20/2038 (b)(c)(d)		2,189,000	2,192,377
TOTAL MULTI-NATIONAL			15,415,307
NETHERLANDS - 0.0%
BNPP AM Euro CLO 2019 BV Series 2021-1A Class AR, 3 month EURIBOR + 0.82%, 2.815% 7/22/2032 (b)(c)(d)	EUR	249,620	291,017
Dryden 59 Euro CLO 2017 BV Series 2018-59A Class A, 3 month EURIBOR + 0.75%, 2.786% 5/15/2032 (b)(c)(d)	EUR	2,340,468	2,734,206
Dryden 73 Euro CLO 2019 BV Series 2019-73A Class A1, 3 month EURIBOR + 0.94%, 2.966% 1/15/2034 (b)(c)(d)	EUR	3,698,065	4,320,565
Hill Series 2024-2FL Class D, 1 month EURIBOR + 1.95%, 3.824% 10/18/2032 (b)(d)(e)	EUR	100,000	115,577
TOTAL NETHERLANDS			7,461,365
SPAIN - 0.0%
AutoNoria Spain 2025-1 FT Series 2025-SP Class D, 1 month EURIBOR + 1.5%, 3.393% 4/30/2043 (b)(d)(e)	EUR	100,000	117,150
AutoNoria Spain 2025-1 FT Series 2025-SP Class E, 1 month EURIBOR + 3%, 4.893% 4/30/2043 (b)(d)(e)	EUR	100,000	117,721
FTA Consumo Santander Series 2024-7 Class B, 3 month EURIBOR + 1.3%, 3.324% 7/20/2038 (b)(d)(e)	EUR	78,536	92,217
FTA Consumo Santander Series 2024-7 Class C, 3 month EURIBOR + 1.65%, 3.674% 7/20/2038 (b)(d)(e)	EUR	78,536	92,155
Fta Consumo Santander Series 2025-8 Class C, 3 month EURIBOR + 1.5%, 3.59% 1/21/2040 (b)(d)(e)	EUR	100,000	117,122
TOTAL SPAIN			536,365
UNITED KINGDOM - 0.0%
Asimi Funding PLC Series 2025-1 Class C, SONIA Overnight Deposit Rates SWAP + 1.75%, 5.7232% 5/16/2032 (b)(d)(e)	GBP	85,625	116,023
Cardiff Auto Receivables Securitisation 2024-1 Series 2024-1 Class C, SONIA Overnight Deposit Rates SWAP + 1.9%, 5.8684% 8/20/2031 (b)(d)(e)	GBP	100,000	136,376
Cardiff Auto Receivables Securitisation 2024-1 Series 2024-1 Class D, SONIA Overnight Deposit Rates SWAP + 2.6%, 6.5731% 8/20/2031 (b)(d)(e)	GBP	100,000	137,245
Dowson PLC Series 2024-1 Class E, SONIA Overnight Deposit Rates SWAP + 3.95%, 7.9241% 8/20/2031 (b)(d)(e)	GBP	372,000	501,577
Dowson PLC Series 2024-1 Class F, SONIA Overnight Deposit Rates SWAP + 6.95%, 10.9241% 8/20/2031 (b)(d)(e)	GBP	544,000	745,328
Hermitage 2025 PLC Series 2025-1 Class D, SONIA Overnight Deposit Rates SWAP + 1.7%, 5.6693% 4/21/2033 (b)(d)(e)	GBP	100,000	135,331
Newday Funding Master Issuer PLC Series 2024-2X Class D, SONIA Overnight Deposit Rates SWAP + 2.65%, 6.6235% 7/15/2032 (b)(d)(e)	GBP	100,000	136,971
NewDay Funding Series 2025-2X Class C, SONIA Overnight Deposit Rates SWAP + 0%, 5.474% 7/15/2033 (b)(e)	GBP	100,000	135,344
TOTAL UNITED KINGDOM			2,044,195
UNITED STATES - 2.2%
37 Capital Clo 1 Ltd Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.28%, 5.5976% 10/15/2034 (b)(c)(d)		11,500,000	11,510,799
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A1, 6.261% 5/16/2049 (c)		3,516,145	3,643,944
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A2, 6.261% 5/16/2049 (c)		3,160,506	3,275,378
Aaset 2025-1 Ltd / Aaset 2025-1 LLC Series 2025-1A Class A, 5.943% 2/16/2050 (c)		2,088,883	2,140,794
AASET Trust Series 2019-2 Class A, 3.376% 10/16/2039 (c)		874,568	865,822
AASET Trust Series 2019-2 Class B, 4.458% 10/16/2039 (c)		281,074	274,079
AASET Trust Series 2021-1A Class A, 2.95% 11/16/2041 (c)		2,766,381	2,646,388
ACC Trust Series 2022-1 Class C, 3.24% 10/20/2025 (c)		255,167	63,077
Accelarated LLC Series 2021-1H Class D, 3.58% 10/20/2040 (c)		70,969	65,263
Accelerated LLC Series 2024-1A Class D, 7.85% 8/22/2044 (c)		2,271,313	2,285,000
Accredited Mortgage Loan Trust Series 2006-1 Class M1, CME Term SOFR 1 month Index + 0.4445%, 1.4891% 4/25/2036 (b)(d)		1,145,975	1,089,816
ACE Securities Corp Mortgage Loan Trust Series 2007-D1 Class A4, 6.93% 2/25/2038 (c)(g)		565,541	484,579
Achv Abs Trust Series 2024-3AL Class A, 5.01% 12/26/2031 (c)		396,298	399,275
ACRES 2025-FL3 LLC Series 2025-FL3 Class A, CME Term SOFR 1 month Index + 1.619%, 5.939% 8/18/2040 (b)(c)(d)		478,000	478,897
Affirm Asset Securitization Trust Series 2024-A Class 1A, 5.61% 2/15/2029 (c)		2,300,000	2,311,738
Affirm Asset Securitization Trust Series 2024-A Class A, 5.61% 2/15/2029 (c)		155,000	155,791
Affirm Asset Securitization Trust Series 2024-B Class B, 4.88% 9/15/2029 (c)		1,000,000	1,001,311
Affirm Asset Securitization Trust Series 2024-B Class C, 5.06% 9/15/2029 (c)		1,000,000	999,357
Affirm Asset Securitization Trust Series 2025-X1 Class C, 5.34% 4/15/2030 (c)		100,000	100,229
Affirm Master Trust Series 2025-1A Class A, 4.99% 2/15/2033 (c)		1,491,000	1,502,259
Affirm Master Trust Series 2025-1A Class B, 5.13% 2/15/2033 (c)		156,000	156,663
Affirm Master Trust Series 2025-2A Class A, 4.67% 7/15/2033 (c)		3,300,000	3,317,857
Affirm Master Trust Series 2025-2A Class C, 5.26% 7/15/2033 (c)		9,400,000	9,465,562
ALLO Issuer LLC Series 2025-1A Class B, 6.163% 4/20/2055 (c)		3,260,000	3,367,787
Ally Auto Receivables Trust Series 2024-1 Class A3, 5.08% 12/15/2028		3,085,734	3,104,216
Altde Trust Series 2025-1A Class A, 5.9% 8/15/2050 (c)		2,852,816	2,924,212
American Credit Acceptance Receivables Trust Series 2023-2 Class D, 6.47% 8/13/2029 (c)		1,000,000	1,014,075
American Credit Acceptance Receivables Trust Series 2023-3 Class D, 6.82% 10/12/2029 (c)		2,180,000	2,231,930
American Credit Acceptance Receivables Trust Series 2025-1 Class D, 5.54% 8/12/2031 (c)		2,850,000	2,901,355
American Homes 4 Rent Series 2015-SFR2 Class E, 6.07% 10/17/2052 (c)		545,000	543,663
Ameriquest Mortgage Securities, Inc. Series 2004-R10 Class M3, CME Term SOFR 1 month Index + 1.3145%, 5.637% 11/25/2034 (b)(d)		3,108,480	2,909,166
Amsr 2021-Sfr3 Trust Series 2021-SFR3 Class E2, 2.427% 10/17/2038 (c)		3,178,896	3,064,786
Amsr 2022-Sfr1 Trust Series 2022-SFR1 Class F, 6.021% 3/17/2039 (c)		373,005	370,782
Amsr 2023-Sfr2 Trust Series 2023-SFR2 Class E1, 3.95% 6/17/2040 (c)		2,650,000	2,515,047
Amsr 2023-Sfr2 Trust Series 2023-SFR2 Class E2, 3.95% 6/17/2040 (c)		3,100,000	2,905,336
AMSR Trust Series 2021-SFR1 Class B, 2.153% 6/17/2038 (c)		4,000,000	3,755,125
AMSR Trust Series 2021-SFR2 Class D, 2.278% 8/17/2038 (c)		1,150,000	1,117,187
AMSR Trust Series 2021-SFR2 Class F1, 3.275% 8/17/2038 (c)		380,318	371,482
AMSR Trust Series 2021-SFR4 Class F1, 3.158% 12/17/2038 (c)		2,500,000	2,395,150
AMSR Trust Series 2022-SFR3 Class D, 4% 10/17/2039 (c)		2,115,000	2,053,471
AMSR Trust Series 2022-SFR3 Class F, 4% 10/17/2039 (c)		2,400,000	2,279,709
AMSR Trust Series 2023-SFR1 Class F, 4% 4/17/2040 (c)		4,644,946	4,355,325
AMSR Trust Series 2024-SFR2G Class G1, 4.5% 8/19/2028		2,500,000	2,113,500
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/2040 (c)		748,948	736,920
Apollo Aviation Securitization Equity Trust Series 2020-1A Class B, 4.335% 1/16/2040 (c)		154,035	148,442
Aqua Finance Trust 2019-A Series 2019-A Class B, 3.47% 7/16/2040 (c)		252,228	246,654
Aqua Finance Trust Series 2020-AA Class B, 2.79% 7/17/2046 (c)		1,279,363	1,226,677
Aqua Finance Trust Series 2020-AA Class C, 3.97% 7/17/2046 (c)		93,870	91,541
Aqua Finance Trust Series 2020-AA Class D, 7.15% 7/17/2046 (c)		1,135,530	1,154,299
Arbor Realty Commercial Real Estate Notes LLC Series 2025-FL1 Class A, CME Term SOFR 1 month Index + 1.354%, 5.6944% 1/20/2043 (b)(c)(d)		405,000	404,493
Argent Securities Inc Series 2005-W1 Class A2, CME Term SOFR 1 month Index + 0.5945%, 4.917% 5/25/2035 (b)		434,422	354,218
Argent Securities Inc Series 2005-W5 Class A2D, CME Term SOFR 1 month Index + 0.7545%, 5.077% 1/25/2036 (b)(d)		2,110,416	1,966,470
Argent Securities, Inc. Series 2006-M1 Class A2C, CME Term SOFR 1 month Index + 0.4145%, 4.737% 7/25/2036 (b)		146,475	39,638
ARI Fleet Lease Trust Series 2024-B Class A2, 5.54% 4/15/2033 (c)		401,154	404,143
ARI Fleet Lease Trust Series 2025-A Class A2, 4.38% 1/17/2034 (c)		320,000	320,551
Asset Backed Securities Corp Long Beach Home Equity Loan Trust 2000-LB1 Series 2004-HE9 Class M1, CME Term SOFR 1 month Index + 1.0895%, 5.412% 12/25/2034 (b)		867,389	817,178
Autonation Finance Trust Series 2025-1A Class A2, 4.72% 4/10/2028 (c)		1,865,000	1,869,775
Avis Budget Rental Car Funding AESOP LLC Series 2021-2A Class C, 2.35% 2/20/2028 (c)		2,435,000	2,352,312
Avis Budget Rental Car Funding AESOP LLC Series 2024-1A Class C, 6.23% 4/20/2029 (c)		3,964,000	4,061,499
Bank of America Auto Trust Series 2023-1A Class A3, 5.53% 2/15/2028 (c)		1,801,487	1,815,315
Bastion Funding I LLC Series 2023-1A Class A2, 7.119% 4/25/2038 (c)		1,117,703	1,125,080
Bear Stearns Asset Backed Securities I Trust Series 2006-EC1 Class M4, CME Term SOFR 1 month Index + 1.0595%, 4.6592% 12/25/2035 (b)		592,774	572,159
Bear Stearns Asset Backed Securities I Trust Series 2006-HE5 Class M2, CME Term SOFR 1 month Index + 0.5945%, 4.917% 6/25/2036 (b)		205,901	200,603
Bear Stearns Asset Backed Securities Trust Series 2003-SD2 Class 2A, 6.1457% 6/25/2043 (d)		2,713	2,669
Bear Stearns Asset Backed Securities Trust Series 2005-2 Class M5, CME Term SOFR 1 month Index + 5.3645%, 6.5289% 6/25/2035 (b)		600,000	611,172
Bear Stearns Structured Products Trust Series 2007-EMX1 Class M1, CME Term SOFR 1 month Index + 2.1145%, 6.437% 3/25/2037 (b)(c)		118,552	117,824
Bear Stearns Structured Products Trust Series 2007-EMX1 Class M3, CME Term SOFR 1 month Index + 2.1145%, 6.437% 3/25/2037 (b)(c)		1,615,045	1,393,014
BHG Series 2025-2CON Class A, 4.84% 9/17/2036 (c)		1,700,000	1,713,607
Blackbird Cap II Aircraft Lease Ltd / Blackbird Cap II Aircraft Lease Us L Series 2021-1A Class A, 2.443% 7/15/2046 (c)		6,281,835	5,920,825
Blackbird Capital Aircraft Lease Securitization Ltd Series 2016-1A Class A, 4.213% 12/16/2041 (c)(g)		1,989,344	1,989,981
BMW Vehicle Lease Trust Series 2025-1 Class A3, 4.43% 6/26/2028		4,600,000	4,633,565
BofA Auto Trust Series 2024-1A Class A3, 5.35% 11/15/2028 (c)		1,174,000	1,184,639
Bonds LLC Series 2024-FL13 Class A, CME Term SOFR 1 month Index + 1.5762%, 5.9294% 9/19/2039 (b)(c)(d)		262,000	263,310
Bonds LLC Series 2025-FL14 Class AS, CME Term SOFR 1 month Index + 1.5714%, 5.9246% 10/21/2042 (b)(c)(d)		3,150,000	3,139,165
Bravo Residential Funding Trust Series 2024-CES2 Class A1A, 5.549% 9/25/2054 (c)		403,712	405,455
Brex Commercial Charge Card Master Trust Series 2024-1 Class A1, 6.05% 7/15/2027 (c)		134,000	134,941
Bridge Trust Series 2022-SFR1 Class A, 3.4% 11/17/2037 (c)		5,463,919	5,435,788
Bridge Trust Series 2022-SFR1 Class E1, 6.3% 11/17/2037 (c)		3,000,000	2,992,833
Bridge Trust Series 2025-SFR1 Class E, 4.35% 9/17/2042 (c)		1,595,000	1,466,448
Bridgecrest Lending Auto Securitization Trust Series 2024-1 Class E, 8.43% 10/15/2030 (c)		1,995,000	2,097,653
Bridgecrest Lending Auto Securitization Trust Series 2024-3 Class E, 7.7% 4/15/2031 (c)		5,000,000	5,211,721
BSPDF Issuer LLC Series 2025-FL2 Class A, CME Term SOFR 1 month Index + 1.524%, 5.8871% 12/15/2042 (b)(c)(d)		105,000	105,230
Business Jet Securities LLC Series 2022-1A Class C, 6.413% 6/15/2037 (c)		244,377	242,005
Business Jet Securities LLC Series 2024-1A Class C, 9.132% 5/15/2039 (c)		1,369,027	1,403,121
BXG Receivables Note Trust Series 2018-A Class C, 4.44% 2/2/2034 (c)		13,518	13,503
BXG Receivables Note Trust Series 2020-A Class B, 2.49% 2/28/2036 (c)		812,230	788,052
BXG Receivables Note Trust Series 2022-A Class A, 4.12% 9/28/2037 (c)		2,433,144	2,409,942
BXG Receivables Note Trust Series 2023-A Class C, 7.38% 11/15/2038 (c)		438,819	449,744
C-Bass Trust Series 2006-MH1 Class B2, 6.75% 10/25/2036 (c)(g)		1,068,895	875,258
CarMax Auto Owner Trust Series 2023-4 Class A3, 6% 7/17/2028		2,899,464	2,937,269
CarMax Auto Owner Trust Series 2024-2 Class A2A, 5.65% 5/17/2027		354,289	354,932
CarMax Auto Owner Trust Series 2024-2 Class A3, 5.5% 1/16/2029		2,253,000	2,284,372
CarMax Auto Owner Trust Series 2024-4 Class A3, 4.6% 10/15/2029		600,000	605,107
CarMax Select Receivables Trust Series 2024-A Class A2A, 5.78% 9/15/2027		392,854	394,112
CarMax Select Receivables Trust Series 2024-A Class A3, 5.4% 11/15/2028		700,000	707,509
CarNow Auto Receivables Trust Series 2022-1A Class E, 8.29% 8/15/2028 (c)		351,000	105,487
Carrington Mortgage Loan Trust Series 2005-FRE1 Class M2, CME Term SOFR 1 month Index + 0.8495%, 5.172% 12/25/2035 (b)		6,793,991	6,557,396
Cars Mti-1 L P / Cars Mti-2 L L C / Cars Mti-3 L L C / Cars Mti-4 L P / Cars Mti-5 L P / (Cars Mti-7 L L C) Series 2020-1A Class A3, 3.1% 12/15/2050 (c)		165,721	157,017
CARS-DB4 LP Series 2020-1A Class A6, 3.81% 2/15/2050 (c)		136,038	128,308
CARS-DB4 LP Series 2020-1A Class B2, 4.52% 2/15/2050 (c)		262,127	254,289
CARS-DB4 LP Series 2020-1A Class B3, 4.95% 2/15/2050 (c)		292,260	265,808
Carvana Auto Receivables Series 2023-P3 Class A4, 5.71% 7/10/2029 (c)		1,418,000	1,455,155
Carvana Auto Receivables Trust 2023-P1 Series 2023-P1 Class A3, 5.98% 12/10/2027 (c)		282,652	283,740
Carvana Auto Receivables Trust Series 2022-P1 Class A4, 3.52% 2/10/2028		2,490,911	2,479,564
Carvana Auto Receivables Trust Series 2024-N3 Class D, 5.38% 12/10/2030 (c)		3,000,000	3,022,436
Cascade MH Asset Trust Series 2019-MH1 Class B, 5% 11/25/2044 (c)(j)		497,340	464,920
Cascade MH Asset Trust Series 2024-MH1 Class B1, 7.504% 11/25/2056 (c)(d)		2,123,000	2,221,733
Cascade MH Asset Trust Series 2024-MH1 Class B2, 8.3575% 11/25/2056 (c)(d)		1,450,000	1,455,120
Castlelake Aircraft Securitization Series 2018-1 Class A, 4.125% 6/15/2043 (c)		947,021	921,821
Castlelake Aircraft Securitization Trust Series 2019-1A Class A, 3.967% 4/15/2039 (c)		2,760,340	2,657,351
Castlelake Aircraft Securitization Trust Series 2019-1A Class B, 5.095% 4/15/2039 (c)		2,927,377	2,568,773
Castlelake Aircraft Structured Trust Series 2025-2A Class A, 5.465% 8/15/2050 (c)		1,990,000	2,006,898
Ccg Receivables Trust. Series 2025-1 Class A2, 4.48% 10/14/2032 (c)		1,260,000	1,265,218
Centex Home Equity Loan Trust Series 2001-B Class A6, 6.36% 7/25/2032		289	278
Cfin 2022-Rtl1 Issuer LLC Series 2022-RTL1 Class AA, 4.75% 2/16/2026 (c)(d)		85,819	85,176
CFMT LLC Series 2023-HB12 Class A, 4.25% 4/25/2033 (c)		87,071	86,967
Chase Auto Owner Trust Series 2022-AA Class A3, 3.98% 6/25/2027 (c)		529,528	529,138
Chase Auto Owner Trust Series 2024-1A Class A3, 5.13% 5/25/2029 (c)		3,005,000	3,032,442
Chase Issuance Trust Series 2024-A2 Class A, 4.63% 1/15/2031		1,200,000	1,227,520
CIT Mortgage Loan Trust Series 2007-1 Class 1M2, CME Term SOFR 1 month Index + 2.7395%, 7.062% 10/25/2037 (b)(c)		700,000	688,811
CIT Mortgage Loan Trust Series 2007-1 Class 2M2, CME Term SOFR 1 month Index + 2.7395%, 7.062% 10/25/2037 (b)(c)		1,938,000	1,809,993
Citibank Credit Card Issuance Trust Series 2018-A7 Class A7, 3.96% 10/13/2030		5,400,000	5,401,932
Citibank Credit Card Issuance Trust Series 2025-A2 Class A, 4.49% 6/21/2032		4,600,000	4,680,177
Citizens Auto Receivables Trust Series 2023-1 Class A3, 5.84% 1/18/2028 (c)		10,454,003	10,523,723
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/2028 (c)		2,603,000	2,623,859
Cldcd Series 2024-1A Class A2, 5.781% 11/22/2049 (c)		5,270,000	5,382,858
Clover CLOLLC Series 2024-1A Class A1RR, CME Term SOFR 3 month Index + 1.53%, 5.8555% 4/20/2037 (b)(c)(d)		350,000	351,225
College Avenue Student Loans LLC Series 2021-C Class B, 2.72% 7/26/2055 (c)		310,567	288,266
College Avenue Student Loans LLC Series 2023-B Class A1A, 6.5% 6/25/2054 (c)		263,914	277,674
College Avenue Student Loans LLC Series 2024-A Class A1B, U.S. 30-Day Avg. SOFR Index + 1.75%, 6.0984% 6/25/2054 (b)(c)(d)		334,253	339,142
Compass Datacenters Issuer III LLC / Ltd (Partnership) Series 2025-3A Class A2, 5.286% 7/25/2050 (c)		757,000	765,704
Concord Music Royalties LLC Series 2024-1A Class A, 5.644% 10/20/2074 (c)		163,000	164,085
Connecticut Avenue Securities Trust 2022-R01 Series 2022-R01 Class 1M2, U.S. 30-Day Avg. SOFR Index + 1.9%, 6.2484% 12/25/2041 (b)(c)(d)		1,100,000	1,110,636
Conseco Finance Corp Series 1998-4 Class M1, 6.83% 4/1/2030		213,126	216,708
Consolidated Communications LLC / Fidium Fiber Fin Holdco LLC Series 2025-1A Class A2, 6% 5/20/2055 (c)		1,600,000	1,647,911
COOF Securitization Trust 2014-1 Ltd Series 2014-1 Class A, 3.4124% 6/25/2040 (c)(d)(h)		28,014	1,982
Corevest American Finance Trust Series 2018-1 Class E, 6.1272% 6/15/2051 (c)(d)		3,034,000	3,002,733
Corevest American Finance Trust Series 2020-2 Class A, 3.376% 5/15/2052 (c)		4,965	4,940
Corevest American Finance Trust Series 2020-2 Class B, 4.244% 5/15/2052 (c)		3,444,135	3,418,810
Countrywide Asset Bd Ctf 06-11 Tr Series 2006-11 Class 1AF4, 6.3% 12/25/2035 (Ambac Assurance Corp Insured) (d)		944,618	917,938
CPS Auto Receivables Trust Series 2023-D Class C, 7.17% 1/15/2030 (c)		2,500,000	2,540,473
Credit Acceptance Auto Loan Trust Series 2022-3A Class D, 9% 4/18/2033 (c)		292,000	298,239
Credit Acceptance Auto Loan Trust Series 2023-1A Class C, 7.71% 7/15/2033 (c)		1,008,000	1,034,392
Credit Acceptance Auto Loan Trust Series 2023-2A Class C, 7.15% 9/15/2033 (c)		658,000	674,185
Credit Acceptance Auto Loan Trust Series 2023-3A Class C, 7.62% 12/15/2033 (c)		4,000,000	4,150,006
Credit Acceptance Auto Loan Trust Series 2023-5A Class C, 7.3% 4/17/2034 (c)		2,550,000	2,645,184
Credit Acceptance Auto Loan Trust Series 2024-3A Class C, 5.39% 1/16/2035 (c)		3,000,000	3,041,480
CWABS Asset Backed Certificates Trust Series 2006-14 Class M1, CME Term SOFR 1 month Index + 0.5495%, 4.872% 2/25/2037 (b)		368,011	376,505
CWABS Asset Backed Notes Trust Series 2007-SEA2 Class 2A1, CME Term SOFR 1 month Index + 1.6145%, 5.937% 6/25/2047 (b)(c)(d)		73,695	58,964
CWABS Inc Asset-Backed Certificates Series 2004-1 Class 3A, CME Term SOFR 1 month Index + 0.6745%, 4.997% 4/25/2034 (b)(d)		8,675	8,228
CWABS Inc Asset-Backed Certificates Series 2004-6 Class M1, CME Term SOFR 1 month Index + 1.0145%, 5.337% 10/25/2034 (b)(d)		2,625	2,604
CWABS Inc Asset-Backed Certificates Series 2005-3 Class MF3, 5.682% 8/25/2035 (d)		1,179,789	899,269
CyrusOne Data Centers Issuer I LLC Series 2025-1A Class A2, 5.91% 2/20/2050 (c)		2,590,000	2,651,896
Databank Issuer LLC Series 2021-1A Class A2, 2.06% 2/27/2051 (c)		564,627	556,060
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/2047 (c)		6,763,600	6,665,262
DB Master Finance LLC Series 2021-1A Class A2I, 2.045% 11/20/2051 (c)		1,386,000	1,342,920
Dell Equip Fin Trust Series 2025-1 Class A2, 4.68% 7/22/2027 (c)		1,650,000	1,656,288
Diamond Infrastructure Funding LLC Series 2021-1A Class A, 1.76% 4/15/2049 (c)		1,200,000	1,149,627
DLLAA Series 2023-1A Class A2, 5.93% 7/20/2026 (c)		220	220
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (c)		2,091,000	2,115,235
Dllad LLC Series 2025-1A Class A3, 4.42% 9/20/2030 (c)		1,600,000	1,613,495
DLLAD Series 2023-1A Class A3, 4.79% 1/20/2028 (c)		1,304,172	1,308,993
DLLAD Series 2024-1A Class A3, 5.3% 7/20/2029 (c)		979,000	1,002,255
Domino's Pizza Master Issuer LLC Series 2019-1A Class A2, 3.668% 10/25/2049 (c)		1,196,160	1,150,099
Drive Auto Receivables Trust Series 2024-2 Class D, 4.94% 5/17/2032		2,200,000	2,214,850
DT Auto Owner Trust Series 2023-2A Class E, 11.06% 4/15/2030 (c)		800,000	856,447
DT Auto Owner Trust Series 2023-3A Class D, 7.12% 5/15/2029 (c)		3,936,000	4,093,053
DT Auto Owner Trust Series 2023-3A Class E, 10.21% 5/15/2030 (c)		950,000	1,013,164
Dwight 2025-Fl1 Issuer LLC Series 2025-FL1 Class A, CME Term SOFR 1 month Index + 1.662%, 5.962% 9/18/2042 (b)(c)(d)		419,000	420,379
Eaton Vance CLO Ltd Series 2024-1A Class AR2, CME Term SOFR 3 month Index + 1.51%, 5.8276% 7/15/2037 (b)(c)(d)		4,210,000	4,222,916
ECMC Group Student Loan Trust Series 2021-1A Class A1B, U.S. 30-Day Avg. SOFR Index + 0.6845%, 5.0329% 11/25/2070 (b)(c)(d)		497,988	491,900
Elara HGV Timeshare Issuer LLC Series 2019-A Class C, 3.45% 1/25/2034 (c)		16,363	16,162
Elara HGV Timeshare Issuer LLC Series 2021-A Class D, 3.32% 8/27/2035 (c)		215,941	204,340
ELFI Graduate Loan Program LLC Series 2023-A Class A, 6.37% 2/4/2048 (c)		501,642	524,279
Elfi Graduate Loan Program LLC Series 2024-A Class A, 5.56% 8/25/2049 (c)		1,010,772	1,033,158
Enterprise Fleet Financing 2025-2 LLC Series 2025-2 Class A4, 4.58% 12/22/2031 (c)		960,000	972,911
Enterprise Fleet Financing LLC Series 2023-3 Class A2, 6.4% 3/20/2030 (c)		2,697,205	2,737,430
Enterprise Fleet Financing LLC Series 2024-4 Class A3, 4.56% 11/20/2028 (c)		3,400,000	3,428,920
Enterprise Fleet Financing Series 2024-2 Class A2, 5.74% 12/20/2026 (c)		1,102,030	1,107,500
Enterprise Fleet Financing Series 2024-2 Class A3, 5.61% 4/20/2028 (c)		1,900,000	1,935,494
Equity One Mortgage Pass-Through Trust 2002-5 Series 2003-3 Class M2, 5.459% 12/25/2033 (d)		836,576	722,027
Exeter Automobile Receivables Trust Series 2023-4A Class D, 6.95% 12/17/2029		1,205,000	1,245,007
Exeter Automobile Receivables Trust Series 2023-4A Class E, 9.57% 2/18/2031 (c)		1,015,000	1,114,972
Exeter Automobile Receivables Trust Series 2023-5A Class D, 7.13% 2/15/2030		1,467,000	1,528,504
Exeter Automobile Receivables Trust Series 2025-4A Class A3, 4.39% 9/17/2029		1,500,000	1,503,956
Exeter Select Automobile Receivables Trust Series 2025-1 Class A2, 4.83% 10/16/2028		635,415	637,293
Exeter Select Automobile Receivables Trust Series 2025-1 Class A3, 4.69% 4/15/2030		475,000	478,973
Exeter Select Automobile Receivables Trust Series 2025-2 Class A3, 4.43% 8/15/2030		370,000	371,990
FHF Issuer Trust Series 2023-2A Class C, 7.97% 12/17/2029 (c)		3,000,000	3,162,690
FIGRE Trust 2024-HE6 Series 2024-HE6 Class A, 5.724% 12/25/2054 (c)		6,865,272	6,993,742
Figre Trust Series 2024-SL1 Class A1, 5.748% 7/25/2053 (c)		1,200,480	1,205,926
Finance of America Structured Securities Trust Series 2025-S2 Class A1, 3.5% 7/25/2075 (c)		16,332,018	15,830,625
First Frankin Mortgage Loan Trust Series 2006-FF13 Class A1, CME Term SOFR 1 month Index + 0.3545%, 4.677% 10/25/2036 (b)		33,478	20,918
Firstkey Homes Trust Series 2020-SFR1 Class F1, 3.638% 8/17/2037 (c)		111,000	110,716
Firstkey Homes Trust Series 2020-SFR1 Class H, 0% 8/17/2037 (c)(i)		3,500,000	3,488,235
Firstkey Homes Trust Series 2020-SFR2 Class F1, 3.017% 10/19/2037 (c)		638,000	633,777
Firstkey Homes Trust Series 2020-SFR2 Class F2, 3.117% 10/19/2037 (c)		570,000	566,151
FirstKey Homes Trust Series 2021-SFR1 Class C, 1.888% 8/17/2038 (c)		1,100,000	1,067,361
FirstKey Homes Trust Series 2021-SFR1 Class E2, 2.489% 8/17/2038 (c)		292,000	284,088
FirstKey Homes Trust Series 2021-SFR1 Class F1, 3.238% 8/17/2038 (c)		300,000	293,521
FirstKey Homes Trust Series 2021-SFR1 Class F2, 3.452% 8/17/2038 (c)		1,500,000	1,469,569
FirstKey Homes Trust Series 2021-SFR2 Class E2, 2.358% 9/17/2038 (c)		1,763,000	1,700,009
FirstKey Homes Trust Series 2021-SFR2 Class F2, 3.157% 9/17/2038 (c)		2,400,000	2,311,907
FirstKey Homes Trust Series 2021-SFR3 Class F2, 3.832% 12/17/2038 (c)		3,000,000	2,902,724
Firstkey Homes Trust Series 2022-SFR1 Class E1, 5% 5/19/2039 (c)		1,826,000	1,805,844
Firstkey Homes Trust Series 2022-SFR1 Class F1, 0% 5/19/2039 (c)(i)		2,000,000	1,778,117
Firstkey Homes Trust Series 2022-SFR1 Class F2, 0% 5/19/2039 (c)(i)		900,000	792,278
Firstkey Homes Trust Series 2022-SFR2 Class E2, 4.5% 7/17/2039 (c)		497,000	483,831
Firstkey Homes Trust Series 2022-SFR2 Class F1, 4.5% 7/17/2039 (c)		4,000,000	3,866,735
Firstkey Homes Trust Series 2022-SFR2 Class F2, 4.5% 7/17/2039 (c)		1,000,000	962,452
Firstkey Homes Trust Series 2022-SFR2 Class G, 4.5% 7/17/2039 (c)		1,700,000	1,614,835
Firstkey Homes Trust Series 2022-SFR3 Class E1, 3.5% 7/17/2038 (c)		3,500,000	3,422,158
Firstkey Homes Trust Series 2022-SFR3 Class E2, 3.5% 7/17/2038 (c)		229,000	223,339
Firstkey Homes Trust Series 2022-SFR3 Class F1, 0% 7/17/2038 (c)(i)		2,000,000	1,883,747
Flagship Credit Auto Trust Series 2023-2 Class C, 5.81% 5/15/2029 (c)		180,000	181,614
Flagship Credit Auto Trust Series 2023-3 Class D, 6.58% 8/15/2029 (c)		1,091,000	1,101,329
Flagship Credit Auto Trust Series 2024-1 Class A2, 5.64% 3/15/2028 (c)		368,403	369,743
Fmc Gmsr Issuer Tr Series 2020-GT1 Class A, 4.45% 1/25/2026 (c)		438,000	429,717
Fmc Gmsr Issuer Tr Series 2021-GT1 Class B, 4.36% 7/25/2026 (c)		234,042	222,314
Fmc Gmsr Issuer Tr Series 2021-GT2 Class A, 3.85% 10/25/2026 (c)		4,000,000	3,826,626
Fmc Gmsr Issuer Tr Series 2021-GT2 Class B, 4.44% 10/25/2026 (c)		661,257	627,667
Fmc Gmsr Issuer Tr Series 2022-GT1 Class A, 6.19% 4/25/2027 (c)		4,292,553	4,327,801
Fmc Gmsr Issuer Tr Series 2022-GT1 Class B, 7.17% 4/25/2027 (c)		675,797	684,606
Fmc Gmsr Issuer Tr Series 2022-GT2 Class A, 7.9% 7/25/2027 (c)		373,005	378,866
Fmc Gmsr Issuer Tr Series 2022-GT2 Class B, 10.07% 7/25/2027 (c)		672,872	698,188
Fna 8 LLC Series 2025-1 Class A, 5.623% 3/15/2045 (c)(d)		595,844	600,414
Ford Auto Securitization Trust II Series 2024-AA Class A2, 5.053% 7/15/2028 (c)	CAD	3,311,233	2,445,050
Ford Credit Auto Owner Trust Series 2021-1 Class C, 1.91% 10/17/2033 (c)		1,190,000	1,168,966
Ford Credit Floorplan Master Owner Trust A Series 2023-1 Class A1, 4.92% 5/15/2028 (c)		1,800,000	1,808,310
Foundation Finance Trust 2025-2 Series 2025-2A Class D, 5.68% 4/15/2052 (c)		100,000	100,638
Foundation Finance Trust Series 2023-2A Class A, 6.53% 6/15/2049 (c)		200,653	209,621
Foundation Finance Trust Series 2023-2A Class B, 6.97% 6/15/2049 (c)		1,845,950	1,930,350
Foundation Finance Trust Series 2024-2A Class B, 4.93% 3/15/2050 (c)		92,717	92,919
Freed ABS Trust Series 2021-3FP Class D, 2.37% 11/20/2028 (c)		195,236	194,963
FRTKL Series 2021-SFR1 Class F, 3.171% 9/17/2038 (c)		128,000	123,566
FS Rialto Issuer LLC Series 2024-FL9 Class A, CME Term SOFR 1 month Index + 1.6306%, 5.9839% 10/19/2039 (b)(c)(d)		245,000	246,302
FS Rialto Issuer LLC Series 2025-FL10 Class A, CME Term SOFR 1 month Index + 1.3851%, 5.7383% 8/19/2042 (b)(c)(d)		110,000	110,069
GE Mortgage Services LLC Series 1999-HE1 Class A6, 6.7% 4/25/2029		1,933	1,936
Genesis Sales Fin Master Tr Series 2024-B Class A, 5.87% 12/20/2032 (c)		7,400,000	7,445,464
Gilead Aviation LLC Series 2025-1A Class A, 5.789% 3/15/2050 (c)		4,843,666	4,950,016
Gls Auto Receivables Issuer Tr 2023-2 Series 2023-2A Class C, 5.69% 3/15/2029 (c)		341,000	343,180
Gls Auto Receivables Issuer Trust 2024-2 Series 2024-2A Class A2, 5.77% 6/15/2027 (c)		130,869	130,933
GLS Auto Receivables Issuer Trust Series 2022-1A Class D, 3.97% 1/18/2028 (c)		3,672,092	3,660,019
Gls Auto Receivables Trust 2023-3 Series 2023-3A Class D, 6.44% 5/15/2029 (c)		1,407,000	1,440,247
Gls Auto Receivables Trust 2023-3 Series 2023-3A Class E, 9.27% 8/15/2030 (c)		1,000,000	1,085,405
GLS Auto Select Receivables Trust Series 2023-1A Class B, 6.09% 3/15/2029 (c)		175,000	179,028
GM Financial Leasing Trust Series 2023-3 Class A3, 5.38% 11/20/2026		439,780	440,330
GMF Floorplan Owner Revolving Trust Series 2024-4A Class A1, 4.73% 11/15/2029 (c)		3,610,000	3,658,778
Goldentree Loan Management US Clo 7 Ltd Series 2024-7A Class ARR, CME Term SOFR 3 month Index + 1.1%, 5.4255% 4/20/2034 (b)(c)(d)		5,780,000	5,774,677
Goldman Home Improvement Trust 2022-Grn1 Issuer Trust Series 2022-GRN1 Class A, 4.5% 6/25/2052 (c)		166,176	165,874
Goodgreen 2023-1 Series 2023-1A Class A, 5.9% 1/17/2061 (c)		566,588	564,643
Goodleap Home Improvement Solutions Trust 2025-2 Series 2025-2A Class A, 5.32% 6/20/2049 (c)		1,489,310	1,510,709
Goodleap Home Improvement Solutions Trust 2025-2 Series 2025-2A Class B, 5.98% 6/20/2049 (c)		1,155,000	1,174,558
Goodleap Home Improvement Solutions Trust Series 2024-1A Class A, 5.35% 10/20/2046 (c)		1,049,961	1,066,602
Goodleap Home Improvement Solutions Trust Series 2025-1A Class A, 5.38% 2/20/2049 (c)		2,434,059	2,472,084
Goodleap Home Improvement Solutions Trust Series 2025-1A Class B, 6.27% 2/20/2049 (c)		31,936	32,735
Goodleap Sustainable Home Solution Trust Series 2023-3C Class A, 6.5% 7/20/2055 (c)		818,031	798,151
Goodleap Sustainable Home Solution Trust Series 2023-4C Class A, 6.48% 3/20/2057 (c)		1,507,262	1,478,896
Goodleap Sustainable Home Solution Trust Series 2024-1GS Class A, 6.25% 6/20/2057 (c)		2,601,306	2,550,275
Gracie Point International Funding LLC Series 2023-1A Class A, U.S. 90-Day Avg. SOFR Index + 1.95%, 6.2983% 9/1/2026 (b)(c)(d)		96,485	96,494
Gracie Point International Funding LLC Series 2024-1A Class A, U.S. 90-Day Avg. SOFR Index + 1.7%, 6.1218% 3/1/2028 (b)(c)(d)		318,000	318,456
Granite Park Equipment Leasing LLC Series 2023-1A Class E, 7% 6/20/2035 (c)		1,587,000	1,583,391
Great America Leasing Receivables Funding LLC Series 2025-1 Series 2025-1 Class A2, 4.52% 10/15/2027 (c)		5,000,000	5,011,184
Great America Leasing Receivables Funding LLC Series 2025-1 Series 2025-1 Class A3, 4.49% 4/16/2029 (c)		1,400,000	1,408,138
Green Lakes Park Clo LLC Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1.18%, 5.4985% 1/25/2038 (b)(c)(d)		4,445,000	4,442,778
Greensky Home Improvement Issuer Trust Series 2025-2A Class C, 5.26% 6/25/2060 (c)		133,000	134,400
Greensky Home Improvement Issuer Trust Series 2025-2A Class D, 5.56% 6/25/2060 (c)		106,000	107,190
Greensky Home Improvement Trust 2024-1 Series 2024-1 Class A3, 5.55% 6/25/2059 (c)		500,000	513,304
Greensky Home Improvement Trust 2024-1 Series 2024-1 Class A4, 5.67% 6/25/2059 (c)		826,287	844,642
Greensky Home Improvement Trust 2024-1 Series 2024-1 Class B, 5.87% 6/25/2059 (c)		96,028	97,941
Greensky Home Improvement Trust Series 2024-2 Class A2, 5.25% 10/27/2059 (c)		2,611,614	2,618,992
Greensky Home Improvement Trust Series 2024-2 Class A3, 5.15% 10/27/2059 (c)		3,500,000	3,564,914
Greensky Home Improvement Trust Series 2024-2 Class A4, 5.15% 10/27/2059 (c)		155,969	157,921
Greensky Home Improvement Trust Series 2024-2 Class B, 5.26% 10/27/2059 (c)		758,000	765,987
Greensky Home Improvement Trust Series 2024-2 Class C, 5.55% 10/27/2059 (c)		1,000,000	1,013,655
Greensky Home Improvement Trust Series 2024-2 Class D, 6.43% 10/27/2059 (c)		664,000	680,779
Greensky Home Impt Issuer Trust Series 2025-1A Class A3, 5.32% 3/25/2060 (c)		3,900,000	3,993,346
Greensky Home Impt Issuer Trust Series 2025-1A Class A4, 5.22% 3/25/2060 (c)		11,597,436	11,745,542
Greystone CRE Notes Series 2025-FL4 Class A, CME Term SOFR 1 month Index + 1.4811%, 5.823% 1/15/2043 (b)(c)(d)		250,000	251,041
Gs Mortgage-Backed Securities Trust Series 2024-HE2 Class A1, U.S. 30-Day Avg. SOFR Index + 1.5%, 5.8484% 1/25/2055 (b)(c)(d)		2,853,451	2,853,438
GSAA Home Equity Trust Series 2006-18 Class AF3A, 5.7723% 11/25/2036		43,311	12,207
Hero Fdg 2017-2 Series 2017-2A Class A2, 4.07% 9/20/2048 (c)		47,674	45,529
Hero Funding Trust 2016-3 Series 2016-3A Class A1, 3.08% 9/20/2042 (c)		12,736	12,057
Hero Funding Trust Series 2015-3A Class A, 4.28% 9/20/2041 (c)		28,387	28,178
Hertz Vehicle Financing LLC Series 2023-3A Class A, 5.94% 2/25/2028 (c)		1,197,000	1,216,935
Hilton Grand Vacations Trust Series 2020-AA Class C, 6.42% 2/25/2039 (c)		48,991	49,623
Hilton Grand Vacations Trust Series 2023-1A Class C, 6.94% 1/25/2038 (c)		1,800,451	1,858,341
Hilton Grand Vacations Trust Series 2024-1B Class D, 8.85% 9/15/2039 (c)		1,284,060	1,323,294
Hinnt 2024-A LLC Series 2024-A Class E, 8% 3/15/2043 (c)		919,563	884,376
Home Partners of America Trust Series 2019-2 Class E, 3.32% 10/19/2039 (c)		269,944	260,816
Home Partners of America Trust Series 2021-3 Class E2, 3.347% 1/17/2041 (c)		388,055	358,071
Home Re Ltd Series 2021-2 Class M1C, U.S. 30-Day Avg. SOFR Index + 2.8%, 7.1484% 1/25/2034 (b)(c)(d)		124,299	124,745
Horizon Aircraft Finance I Limited Series 2018-1 Class A, 4.458% 12/15/2038 (c)		1,915,634	1,860,521
HPEFS Equipment Trust Series 2024-2A Class A3, 5.36% 10/20/2031 (c)		1,500,000	1,510,784
HSI Asset Securitization Corp Trust Series 2007-HE1 Class 1A1, CME Term SOFR 1 month Index + 0.2545%, 4.577% 1/25/2037 (b)(d)		2,189,727	1,699,911
Huntington Auto Trust Series 2024-1A Class A2, 5.5% 3/15/2027 (c)		91,733	91,783
Huntington Bank Auto Credit-Linked Notes Series 2024-1 Class B2, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.745% 5/20/2032 (b)(c)(d)		185,838	186,274
Huntington Bank Auto Credit-Linked Notes Series 2024-2 Class B2, U.S. 30-Day Avg. SOFR Index + 1.35%, 5.695% 10/20/2032 (b)(c)(d)		374,765	375,584
Huntington Bank Auto Credit-Linked Notes Series 2025-2 Class B2, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.5893% 9/20/2033 (b)(c)(d)		347,000	346,998
Hyundai Auto Lease Securitization Trust Series 2024-B Class A3, 5.41% 5/17/2027 (c)		5,373,000	5,413,262
Hyundai Auto Lease Securitization Trust Series 2025-B Class A2A, 4.58% 9/15/2027 (c)		3,600,000	3,612,769
Hyundai Auto Receivables Trust Series 2023-B Class A3, 5.48% 4/17/2028		1,075,878	1,083,748
Hyundai Auto Receivables Trust Series 2024-A Class A3, 4.99% 2/15/2029		3,357,000	3,388,675
Incref LLC Series 2025-FL1 Class A, CME Term SOFR 1 month Index + 1.7284%, 6.0816% 10/19/2042 (b)(c)(d)		201,000	201,377
J P Morgan Mortgage Trust Series 2024-HE2 Class A1, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.545% 10/20/2054 (b)(c)(d)		551,435	551,887
Jersey Mike's Funding Series 2024-1A Class A2, 5.636% 2/15/2055 (c)		3,815,825	3,889,307
Jersey Mike's Funding Series 2025-1A Class A2, 5.61% 8/16/2055 (c)		2,090,000	2,125,973
John Deere Owner Trust Series 2025-A Class A2A, 4.23% 3/15/2028		1,800,000	1,801,223
Jonah Energy Abs I LLC Series 2022-1 Class A1, 7.2% 12/10/2037 (c)		302,690	304,636
Juniper Valley Park CLO LLC Series 2024-1A Class BR, CME Term SOFR 3 month Index + 1.55%, 5.8755% 7/20/2036 (b)(c)(d)		250,000	250,154
Kgs-Alpha Sba Coof Tr Ser 2012-2 Series 2012-2 Class A, 1.047% 8/25/2038 (c)(d)(h)		35,975	630
KGS-Alpha SBA COOF Trust Series 2012-4 Class A, 1.0243% 9/25/2037 (c)(d)(h)		41,851	614
KGS-Alpha SBA COOF Trust Series 2013-2 Class A, 1.6987% 3/25/2039 (c)(d)(h)		31,929	852
Lending Funding Trust 2020-2 Series 2020-2A Class A, 2.32% 4/21/2031 (c)		3,750,000	3,672,867
Lending Funding Trust 2020-2 Series 2020-2A Class D, 6.77% 4/21/2031 (c)		3,455,000	3,487,064
Lendmark Fdg Trust Series 2024-2A Class B, 4.86% 2/21/2034 (c)		100,000	100,591
Lendmark Funding Trust 2021-2 Series 2021-2A Class D, 4.46% 4/20/2032 (c)		3,000,000	2,787,587
Lendmark Funding Trust Series 2021-1A Class A, 1.9% 11/20/2031 (c)		4,200,000	4,049,379
Lendmark Funding Trust Series 2021-1A Class D, 5.05% 11/20/2031 (c)		3,000,000	2,863,748
Lendmark Funding Trust Series 2024-1A Class B, 5.88% 6/21/2032 (c)		520,000	527,994
Lendmark Funding Trust Series 2024-1A Class D, 7.21% 6/21/2032 (c)		100,000	102,364
Lendmark Funding Trust Series 2025-1A Class A, 4.94% 9/20/2034 (c)		509,000	515,351
Lendmark Funding Trust Series 2025-1A Class B, 5.33% 9/20/2034 (c)		558,000	566,577
Lendmark Funding Trust Series 2025-1A Class E, 8.91% 9/20/2034 (c)		4,065,000	4,265,022
Loancore Issuer LLC Series 2025-CRE8 Class A, CME Term SOFR 1 month Index + 1.385%, 5.745% 8/17/2042 (b)(c)(d)		143,000	143,000
Louisiana Local Government Environmental Facilities & Community Development Auth Series 2022-2022A Class A2, 4.145% 2/1/2033		260,000	258,169
Lyra Music Assets Delaware LP Series 2024-2A Class A2, 5.76% 12/22/2064 (c)		379,455	385,081
Lyra Music Assets Delaware LP Series 2025-1A Class A2, 5.604% 9/20/2065 (c)		259,000	262,042
Madison Park Funding Lxxiii Ltd Series 2025-73A Class B, CME Term SOFR 3 month Index + 1.7%, 0% 10/17/2038 (b)(c)(d)(f)		250,000	250,000
Mariner Finance Issuance Trust Series 2021-AA Class E, 5.4% 3/20/2036 (c)		4,500,000	4,358,938
Mariner Finance Issuance Trust Series 2021-BA Class E, 4.68% 11/20/2036 (c)		3,000,000	2,790,125
Mariner Finance Issuance Trust Series 2023-AA Class A, 6.7% 10/22/2035 (c)		1,364,000	1,373,939
Mariner Finance Issuance Trust Series 2023-AA Class B, 7.11% 10/22/2035 (c)		733,000	746,645
Mariner Finance Issuance Trust Series 2024-AA Class A, 5.13% 9/22/2036 (c)		279,000	282,962
Mariner Finance Issuance Trust Series 2024-BA Class A, 4.91% 11/20/2038 (c)		792,000	807,040
Mariner Finance Issuance Trust Series 2024-BA Class D, 6.36% 11/20/2038 (c)		100,000	102,880
Mariner Finance Issuance Trust Series 2024-BA Class E, 8.8% 11/20/2038 (c)		4,000,000	4,217,738
Mariner Finance Issuance Trust Series 2025-AA Class A, 4.98% 5/20/2038 (c)		9,763,000	9,907,169
Mariner Finance Issuance Trust Series 2025-AA Class B, 5.33% 5/20/2038 (c)		104,000	105,809
Mariner Finance Issuance Trust Series 2025-AA Class C, 5.69% 5/20/2038 (c)		107,000	109,168
Marlette Funding Trust 2023-2 Series 2023-2A Class C, 6.96% 6/15/2033 (c)		193,000	194,571
Marlette Funding Trust 2025-1 Series 2025-1A Class A, 4.75% 7/16/2035 (c)		1,069,025	1,070,106
Marlette Funding Trust 2025-1 Series 2025-1A Class C, 5.26% 7/16/2035 (c)		4,065,000	4,090,032
Marlette Funding Trust Series 2024-1A Class A, 5.95% 7/17/2034 (c)		65,214	65,250
MASTR Asset Backed Securities Trust Series 2005-WF1 Class M7, CME Term SOFR 1 month Index + 1.8395%, 6.162% 6/25/2035 (b)(d)		1,816,559	1,861,074
MASTR Asset Backed Securities Trust Series 2007-NCW Class A1, CME Term SOFR 1 month Index + 0.4145%, 4.737% 5/25/2037 (Assured Guaranty Inc Insured) (b)(c)(d)		1,011,037	893,233
Mercedes-Benz Auto Lease Trust Series 2024-A Class A3, 5.32% 1/18/2028		2,356,000	2,383,729
Mercedes-Benz Auto Lease Trust Series 2024-B Class A3, 4.23% 2/15/2028		6,500,000	6,506,600
Mercedes-Benz Auto Receivables Series 2023-1 Class A3, 4.51% 11/15/2027		2,476,827	2,479,697
Merchants Fleet Funding LLC Series 2023-1A Class A, 7.21% 5/20/2036 (c)		2,457,665	2,474,422
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (c)		2,619,797	2,639,938
MF1 LLC Series 2024-FL14 Class A, CME Term SOFR 1 month Index + 1.737%, 6.0903% 3/19/2039 (b)(c)(d)		100,000	100,438
MF1 LLC Series 2025-FL19 Class A, CME Term SOFR 1 month Index + 1.4881%, 5.848% 5/18/2042 (b)(c)(d)		289,000	289,723
MFA Trust Series 2024-NPL1 Class A1, 6.33% 9/25/2054		509,847	511,607
Mid-State Capital Corp Trust Series 2005-1 Class M1, 6.106% 1/15/2040		9,300	9,295
Mid-State Capital Corp Trust Series 2006-1 Class A, 5.787% 10/15/2040 (c)		13,834	13,879
Mid-State Capital Corp Trust Series 2006-1 Class M1, 6.083% 10/15/2040 (c)		16,785	16,851
Mission Lane Credit Card Master Trust Series 2025-B Class A, 5.06% 9/15/2031 (c)		2,620,000	2,635,258
Morgan Stanley ABS Capital I Inc Series 2003-SD1 Class M1, CME Term SOFR 1 month Index + 2.3645%, 6.687% 3/25/2033 (b)		1,090	1,077
Morgan Stanley ABS Capital I Inc Series 2006-HE4 Class A4, CME Term SOFR 1 month Index + 0.5945%, 4.917% 6/25/2036 (b)		3,205,664	1,628,251
Morgan Stanley ABS Capital I Inc Series 2007-NC3 Class A2D, CME Term SOFR 1 month Index + 0.3745%, 4.697% 5/25/2037 (b)(d)		1,767,385	1,356,592
Morgan Stanley ABS Capital I Inc Trust Series 2006-HE8 Class A2FP, CME Term SOFR 1 month Index + 0.07%, 4.507% 10/25/2036 (b)(d)		120,925	52,133
Morgan Stanley Mortgage Loan Trust Series 2006-12XS Class A4, 6.5119% 10/25/2036 (g)		74,966	16,767
Morgan Stanley Mortgage Loan Trust Series 2006-16AX Class 2A3, CME Term SOFR 1 month Index + 0.6145%, 4.937% 11/25/2036 (b)		40,618	10,763
Morgan Stanley Mortgage Loan Trust Series 2007-3XS Class 2A4S, 6.4631% 1/25/2047 (g)		800,303	286,800
Mosaic Solar Loans Trust Series 2023-4A Class A, 6.4% 5/20/2053 (c)		185,302	186,942
MVW 2022-2 LLC Series 2022-2A Class D, 9% 10/21/2041 (c)		199,444	202,008
Navesink CLO 2 Ltd Series 2024-2A Class A1, CME Term SOFR 3 month Index + 1.27%, 5.5876% 4/15/2036 (b)(c)(d)		1,000,000	998,169
Navient Private Education Loan Trust Series 2020-CA Class A2A, 2.15% 11/15/2068 (c)		638,678	610,383
Navient Private Education Refi Loan Trust Series 2019-FA Class A2, 2.6% 8/15/2068 (c)		1,551,909	1,499,771
Navient Private Education Refi Loan Trust Series 2024-A Class A, 5.66% 10/15/2072 (c)		551,630	567,372
Navient Student Loan Trust Series 2015-1 Class A2, U.S. 30-Day Avg. SOFR Index + 0.7145%, 5.0629% 4/25/2040 (b)(d)		1,581,423	1,523,703
Navient Student Loan Trust Series 2023-BA Class A1A, 6.48% 3/15/2072 (c)		98,813	101,447
Navient Student Loan Trust Series 2023-BA Class A1B, U.S. 30-Day Avg. SOFR Index + 1.7%, 6.0427% 3/15/2072 (b)(c)(d)		137,458	138,616
Nelnet Student Loan Trust Series 2021-A Class A1, CME Term SOFR 1 month Index + 0.9145%, 5.2549% 4/20/2062 (b)(c)(d)		815,723	814,714
Nelnet Student Loan Trust Series 2021-A Class A2, CME Term SOFR 1 month Index + 1.1445%, 5.4849% 4/20/2062 (b)(c)(d)		410,000	409,322
Nelnet Student Loan Trust Series 2021-A Class B1, 2.85% 4/20/2062 (c)		142,000	127,822
Nelnet Student Loan Trust Series 2023-PL1A Class A1A, U.S. 30-Day Avg. SOFR Index + 2.25%, 6.5984% 11/25/2053 (b)(c)(d)		98,158	99,544
Nelnet Student Loan Trust Series 2025-AA Class A1B, U.S. 30-Day Avg. SOFR Index + 1.1%, 5.4427% 3/15/2057 (b)(c)(d)		951,735	945,783
Nelnet Student Loan Trust Series 2025-BA Class A1B, U.S. 30-Day Avg. SOFR Index + 1.35%, 0% 5/17/2055 (b)(c)(d)		1,657,000	1,662,844
Nelnet Student Loan Trust Series 2025-BA Class B, 4.98% 5/17/2055 (c)		630,000	631,277
Nelnet Student Loan Trust Series 2025-BA Class C, 5.38% 5/17/2055 (c)		260,000	260,585
Nelnet Student Loan Trust Series 2025-BA Class D, 6.04% 5/17/2055 (c)		222,000	222,153
New Century Home Equity Loan Trust Series 2003-5 Class AI6, 4.8338% 11/25/2033 (g)		4,831	4,737
New Residential Mortgage Loan Trust Series 2022-SFR1 Class F, 4.443% 2/17/2039 (c)		2,100,000	2,049,794
Newcastle Mortgage Securities Trust Series 2007-1 Class 2A3, CME Term SOFR 1 month Index + 0.3445%, 4.667% 4/25/2037 (b)		903,967	896,695
Newrez LLC / Newres Gmsr Excess Owner LLC Series 2021-GNT1 Class A, 3.474% 11/25/2026 (c)		1,517,416	1,476,782
Nissan Auto Lease Trust Series 2023-B Class A4, 5.61% 11/15/2027		270,000	270,374
Nissan Auto Receivables Owner Trust Series 2023-B Class A3, 5.93% 3/15/2028		4,066,031	4,097,887
Nissan Auto Receivables Owner Trust Series 2024-B Class A3, 4.34% 3/15/2029		1,000,000	1,003,461
NRZ Excess Spread-Collateralized Notes Series 2020-PLS1 Class A, 3.844% 12/25/2025 (c)		97,828	97,200
NRZ FHT Excess LLC Series 2020-FHT1 Class A, 4.212% 11/25/2025 (c)		570,486	568,108
OCCU Auto Receivables Trust Series 2025-1A Class A3, 4.81% 11/15/2029 (c)		700,000	704,606
OCP CLO Ltd Series 2024-8RA Class AR, CME Term SOFR 3 month Index + 1.25%, 5.5724% 10/17/2036 (b)(c)(d)		973,664	974,705
OCP CLO Ltd Series 2024-8RA Class BR, CME Term SOFR 3 month Index + 1.65%, 5.9724% 10/17/2036 (b)(c)(d)		250,000	250,113
Octane Receivables Trust Series 2023-2A Class C, 6.24% 6/20/2031 (c)		2,589,000	2,629,903
Onemain Direct Auto Receivables Trst Series 2025-1A Class D, 6.1% 7/14/2037 (c)		100,000	102,800
Onemain Financial Issuance Trust 2025-1 Series 2025-1A Class C, 5.2% 7/14/2038 (c)		3,500,000	3,555,386
Onemain Financial Issuance Trust 2025-1 Series 2025-1A Class D, 5.79% 7/14/2038 (c)		156,000	158,630
OneMain Financial Issuance Trust Series 2020-2A Class B, 2.21% 9/14/2035 (c)		1,050,000	1,004,364
OneMain Financial Issuance Trust Series 2023-2A Class B, 6.17% 9/15/2036 (c)		5,714,000	5,910,853
OneMain Financial Issuance Trust Series 2023-2A Class C, 6.74% 9/15/2036 (c)		1,300,000	1,344,024
OneMain Financial Issuance Trust Series 2023-2A Class D, 7.52% 9/15/2036 (c)		2,400,000	2,479,837
OneMain Financial Issuance Trust Series 2024-1A Class A, 5.79% 5/14/2041 (c)		777,000	822,912
Oportun Funding Trust Series 2024-3 Class A, 5.26% 8/15/2029 (c)		938,776	939,355
Oportun Issuance Trust 2025-B Series 2025-B Class A, 4.88% 5/9/2033 (c)		1,200,000	1,207,166
Oportun Issuance Trust Series 2021-B Class B, 1.96% 5/8/2031 (c)		55,441	54,296
Oportun Issuance Trust Series 2021-B Class C, 3.65% 5/8/2031 (c)		887,963	878,040
Oportun Issuance Trust Series 2021-C Class A, 2.18% 10/8/2031 (c)		2,441,968	2,391,398
Oportun Issuance Trust Series 2022-A Class A, 5.05% 6/9/2031 (c)		25,586	25,580
Oportun Issuance Trust Series 2022-A Class C, 7.4% 6/9/2031 (c)		160,000	162,846
Option One Mortgage Loan Trust 2007-FXD1 Series 2007-FXD1 Class 3A4, 5.86% 1/25/2037 (Ambac Assurance Corp Insured) (g)		86,499	84,708
Owl Rock Clo Xviii LLC Series 2024-18A Class A, CME Term SOFR 3 month Index + 1.7%, 6.0187% 7/24/2036 (b)(c)(d)		250,000	250,553
OWN Equipment Fund I LLC Series 2024-2M Class A, 5.7% 12/20/2032 (c)		2,198,627	2,235,587
Peac Solutions Receivables Series 2025-1A Class A2, 4.94% 10/20/2028 (c)		1,415,000	1,423,704
Pk Alift Loan Funding 3 LP Series 2024-1 Class A1, 5.842% 9/15/2039 (c)		894,943	916,657
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/2049 (c)		5,873,175	5,644,728
Planet Fitness Master Issuer LLC Series 2022-1A Class A2I, 3.251% 12/5/2051 (c)		4,533,705	4,438,373
Planet Fitness Master Issuer LLC Series 2022-1A Class A2II, 4.008% 12/5/2051 (c)		4,051,890	3,774,772
Pmt Credit Risk Transfer Trust 2024-3r Series 2024-3R Class A, U.S. 30-Day Avg. SOFR Index + 3.1%, 7.4497% 9/27/2028 (b)(c)(d)		4,294,064	4,335,135
Post Road Equipment Finance LLC Series 2025-1A Class A2, 4.9% 5/15/2031 (c)		5,525,000	5,562,513
PRET 2025-NPL6 LLC Series 2025-NPL6 Class A1, 5.7437% 6/25/2055 (c)		2,932,733	2,953,261
Pret 2025-NPL7 LLC Series 2025-NPL7 Class A1, 5.6571% 7/25/2055 (c)(d)		1,971,102	1,973,938
PRET LLC Series 2024-NPL5 Class A1, 5.963% 9/25/2054 (c)(d)		1,159,655	1,162,278
Pret LLC Series 2025-NPL3 Class A1, 6.7076% 4/25/2055 (c)		3,433,742	3,481,602
PRET Trust Series 2025-NPL1 Class A1, 6.063% 2/25/2055 (c)		8,572,746	8,589,266
PRMI Securitization Trust Series 2024-CMG1 Class A1, U.S. 30-Day Avg. SOFR Index + 1.3%, 5.7953% 7/25/2054 (b)(c)(d)		1,492,726	1,489,671
Progress Residential 2025-Sfr3 Tr Series 2025-SFR3 Class C, 3.39% 7/17/2042 (c)		694,000	640,679
Progress Residential Trust Series 2021-SFR10 Class E1, 3.567% 12/17/2040 (c)		5,568,877	5,325,854
Progress Residential Trust Series 2021-SFR11 Class E1, 3.378% 1/17/2039 (c)		4,000,000	3,774,174
Progress Residential Trust Series 2021-SFR3 Class E2, 2.688% 5/17/2026 (c)		281,728	278,368
Progress Residential Trust Series 2021-SFR3 Class F, 3.436% 5/17/2026 (c)		1,500,000	1,483,546
Progress Residential Trust Series 2021-SFR8 Class E1, 2.382% 10/17/2038 (c)		722,000	702,847
Progress Residential Trust Series 2021-SFR8 Class F, 3.181% 10/17/2038 (c)		4,000,000	3,901,358
Progress Residential Trust Series 2022-SFR1 Class E1, 3.93% 2/17/2041 (c)		479,000	459,148
Progress Residential Trust Series 2022-SFR1 Class F, 4.88% 2/17/2041 (c)		4,000,000	3,889,131
Progress Residential Trust Series 2022-SFR2 Class E2, 4.8% 4/17/2027 (c)		643,616	627,051
Progress Residential Trust Series 2022-SFR3 Class D, 4.45% 4/17/2039 (c)		4,705,000	4,622,724
Progress Residential Trust Series 2022-SFR3 Class E2, 5.6% 4/17/2039 (c)		588,000	585,277
Progress Residential Trust Series 2022-SFR3 Class F, 6.6% 4/17/2039 (c)		2,169,037	2,163,804
Progress Residential Trust Series 2023-SFR1 Class E1, 6.15% 3/17/2040 (c)		1,822,000	1,826,548
Progress Residential Trust Series 2023-SFR2 Class D, 4.5% 10/17/2040 (c)		2,550,000	2,497,946
Progress Residential Trust Series 2023-SFR2 Class E1, 4.75% 10/17/2040 (c)		3,231,000	3,160,918
Progress Residential Trust Series 2024-SFR2 Class E1, 3.4% 4/17/2041 (c)(d)		100,000	92,614
Progress Residential Trust Series 2025-SFR2 Class E1, 3.725% 4/17/2042 (c)(d)		3,398,084	3,124,872
PRPM Trust Series 2023-RCF2 Class A1, 4% 11/25/2053 (c)		1,144,181	1,126,457
Rckt Mortgage Trust 2024-Ces3 Series 2024-CES3 Class A1A, 6.591% 5/25/2044 (c)(d)		703,000	713,734
RCKT Mortgage Trust Series 2024-CES1 Class A1A, 6.025% 2/25/2044 (c)		1,187,689	1,197,590
RCKT Mortgage Trust Series 2024-CES2 Class B1, 8.005% 4/25/2044 (c)(d)		914,000	940,474
RCKT Mortgage Trust Series 2024-CES2 Class B2, 9.5863% 4/25/2044 (c)(d)		100,000	102,620
RCKT Mortgage Trust Series 2025-CES7 Class A1A, 5.377% 7/25/2055 (c)		4,165,893	4,203,824
RCKT Trust Series 2025-1A Class A, 4.9% 7/25/2034 (c)		819,689	820,426
Reach Abs Trust Series 2025-2A Class A, 4.93% 8/18/2032 (c)		3,360,130	3,369,341
Ready Capital Mortgage Financing LLC Series 2023-FL11 Class A, CME Term SOFR 1 month Index + 2.374%, 6.6966% 10/25/2039 (b)(c)(d)		4,895	4,895
Regional Management Issuance Trust Series 2021-1 Class B, 2.42% 3/17/2031 (c)		137,919	137,738
Regional Management Issuance Trust Series 2021-1 Class D, 5.07% 3/17/2031 (c)		3,300,000	3,275,364
Regional Management Issuance Trust Series 2021-2 Class A, 1.9% 8/15/2033 (c)		520,000	498,098
Regional Management Issuance Trust Series 2022-1 Class A, 3.07% 3/15/2032 (c)		74,908	74,528
Regional Management Issuance Trust Series 2024-1 Class D, 7.46% 7/15/2036 (c)		100,000	103,419
Regional Management Issuance Trust Series 2024-2 Class A, 5.11% 12/15/2033 (c)		125,000	125,883
Renew 2017-1 Series 2017-1A Class A, 3.67% 9/20/2052 (c)		22,824	21,395
Renew 2017-1 Series 2017-1A Class B, 5.75% 9/20/2052 (c)		6,312	6,287
Republic Fin Issuance Tr 2024-A Series 2024-A Class B, 6.47% 8/20/2032 (c)		280,000	284,300
Republic Finance Issuance Trust Series 2024-B Class A, 5.42% 11/20/2037 (c)		2,996,000	3,055,348
Republic Finance Issuance Trust Series 2024-B Class B, 5.86% 11/20/2037 (c)		210,000	214,609
Retained Vantage Data Ctrs Issuer LLC / Vantage Data Ctrs CDA Qc4 Ltd Partnership Series 2025-1A Class A2A, 5.091% 8/15/2050 (c)		546,000	548,457
Santander Drive Auto Receivables Trust Series 2022-6 Class D, 5.69% 2/18/2031		3,300,000	3,331,587
Santander Drive Auto Receivables Trust Series 2023-2 Class C, 5.47% 12/16/2030		740,000	750,907
Santander Drive Auto Receivables Trust Series 2023-6 Class C, 6.4% 3/17/2031		500,000	517,687
Santander Drive Auto Receivables Trust Series 2024-2 Class D, 6.28% 8/15/2031		1,000,000	1,038,028
Santander Drive Auto Receivables Trust Series 2025-2 Class D, 5.47% 5/15/2031		8,100,000	8,278,687
SAPPHIRE AVIATION FINANCE Series 2020-1A Class A, 3.228% 3/15/2040 (c)		3,885,421	3,711,315
SAPPHIRE AVIATION FINANCE Series 2020-1A Class B, 4.335% 3/15/2040 (c)		362,410	332,714
SBA Tower Trust Series 2020, 1.884% 7/15/2050 (c)		2,753,000	2,721,631
SBA Tower Trust Series 2020, 2.328% 7/15/2052 (c)		2,105,000	2,002,380
SBNA Auto Lease Trust Series 2024-B Class A3, 5.56% 11/22/2027 (c)		3,081,000	3,104,121
SBNA Auto Lease Trust Series 2024-C Class A3, 4.56% 2/22/2028 (c)		2,627,000	2,632,524
SCCU Auto Receivables Trust Series 2023-1A Class A4, 5.7% 8/15/2029 (c)		500,000	513,075
Scf Equipment Leasing Series 2023-1A Class B, 6.37% 5/20/2032 (c)		2,500,000	2,581,597
Sclp 2025-2 Series 2025-2 Class A, 4.82% 6/25/2034 (c)		3,976,109	3,985,844
Securitized Asset Backed LLC Trust Series 2006-CB5 Class A3, CME Term SOFR 1 month Index + 0.3945%, 4.717% 6/25/2036 (b)(d)		1,910,900	1,288,019
Service Experts Issuer LLC Series 2024-1A Class A, 6.39% 11/20/2035 (c)		156,821	159,893
Sesac Finance LLC Series 2024-1 Class A2, 6.421% 1/25/2054 (c)		52,205	53,220
Sesac Finance LLC Series 2025-1 Class A2, 5.5% 7/25/2055 (c)		557,000	556,489
SFS Auto Receivables Securitization Trust Series 2024-2A Class A3, 5.33% 11/20/2029 (c)		1,754,000	1,773,315
Sierra Timeshare 2022-1 Receivables Funding LLC Series 2022-1A Class D, 6% 10/20/2038 (c)		95,542	95,093
Sierra Timeshare Receivables Funding LLC Series 2023-1A Class D, 9.8% 1/20/2040 (c)		650,803	682,878
Sierra Timeshare Receivables Funding LLC Series 2023-2A Class D, 9.72% 4/20/2040 (c)		421,657	443,337
Sierra Timeshare Receivables Funding LLC Series 2023-3A Class D, 9.44% 9/20/2040 (c)		327,481	342,756
Sierra Timeshare Receivables Funding LLC Series 2025-2A Class D, 6.79% 4/20/2044 (c)		1,541,050	1,559,106
SLAM Ltd Series 2025-1A Class A, 5.807% 5/15/2050 (c)		2,334,335	2,398,061
Smb Private Ed Ln Tr 2023-B Series 2023-B Class A1B, U.S. 30-Day Avg. SOFR Index + 1.8%, 6.1427% 10/16/2056 (b)(c)(d)		897,706	915,009
SMB Private Education Loan Trust Series 2017-B Class B, 3.5% 12/16/2041 (c)		500,000	488,806
SMB Private Education Loan Trust Series 2018-B Class A2B, CME Term SOFR 1 month Index + 0.8345%, 5.1976% 1/15/2037 (b)(c)(d)		246,165	245,791
SMB Private Education Loan Trust Series 2018-C Class A2B, CME Term SOFR 1 month Index + 0.8645%, 5.2276% 11/15/2035 (b)(c)(d)		390,685	389,897
SMB Private Education Loan Trust Series 2021-A Class B, 2.31% 1/15/2053 (c)		510,799	497,813
SMB Private Education Loan Trust Series 2024-A Class A1A, 5.24% 3/15/2056 (c)		1,995,141	2,039,940
SMB Private Education Loan Trust Series 2024-A Class A1B, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.7927% 3/15/2056 (b)(c)(d)		5,055,189	5,112,318
SMB Private Education Loan Trust Series 2024-A Class B, 5.88% 3/15/2056 (c)		156,000	160,787
SMB Private Education Loan Trust Series 2024-C Class A1B, U.S. 30-Day Avg. SOFR Index + 1.1%, 5.4427% 6/17/2052 (b)(c)(d)		145,454	145,280
SMB Private Education Loan Trust Series 2024-D Class A1A, 5.38% 7/15/2053 (c)		1,302,133	1,337,846
SMB Private Education Loan Trust Series 2024-E Class A1A, 5.09% 10/16/2056 (c)		1,737,083	1,767,606
SMB Private Education Loan Trust Series 2025-C Class A1A, 4.96% 3/15/2055 (c)		22,200,000	22,202,220
SMB Private Education Loan Trust Series 2025-C Class A1B, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.5464% 3/15/2055 (b)(c)(d)		2,500,000	2,500,000
SMB Private Education Loan Trust Series 2025-C Class B, 5.1% 3/15/2055 (c)		1,100,000	1,100,000
SMB Private Education Loan Trust Series 2025-C Class C, 4.78% 3/15/2055 (c)		1,100,000	1,078,440
SMB Private Education Loan Trust Series 2025-C Class D, 5.26% 3/15/2055 (c)		2,100,000	2,016,840
SMB Private Education Loan Trust Series 2025-C Class R, 0% 3/15/2055 (c)(j)		1,370	131,280
Sofi Consumer Loan Program Series 2025-3 Class A, 4.47% 8/15/2034 (c)		1,800,000	1,801,137
SoFi Consumer Loan Program Trust Series 2025-1 Class A, 4.8% 2/27/2034 (c)		1,754,766	1,760,591
SoFi Consumer Loan Program Trust Series 2025-1 Class B, 5.12% 2/27/2034 (c)		239,000	241,787
SoFi Professional Loan Program Trust Series 2024-1A Class A, 6.06% 2/12/2031 (c)		181,640	182,937
SoFi Professional Loan Program Trust Series 2024-1A, 0% 2/12/2031 (c)		10,000	291,749
Soundview Home Loan Trust Series 2005-OPT3 Class M4, CME Term SOFR 1 month Index + 1.1345%, 5.457% 11/25/2035 (b)(d)		45,000	36,325
Soundview Home Loan Trust Series 2007-NS1 Class M1, CME Term SOFR 1 month Index + 0.6395%, 4.962% 1/25/2037 (b)		31,414	30,073
Soundview Home Loan Trust Series 2007-OPT1 Class 2A1, CME Term SOFR 1 month Index + 0.1945%, 4.517% 6/25/2037 (b)(d)		19,584	12,815
Star Trust Series 2025-SFR5 Class D, CME Term SOFR 1 month Index + 2.45%, 6.792% 2/17/2042 (b)(c)(d)		1,083,333	1,083,333
Store Master Funding Series 2021-1A Class A1, 2.12% 6/20/2051 (c)		1,468,750	1,370,041
Stream Innovations Issuer Trust Series 2024-2A Class A, 5.21% 2/15/2045 (c)		3,716,629	3,768,113
Stream Innovations Issuer Trust Series 2024-2A Class C, 9.05% 2/15/2045 (c)		1,050,000	1,108,272
Stream Innovations Issuer Trust Series 2025-1A Class A, 5.05% 9/15/2045 (c)		4,201,872	4,245,198
Structured Asset Securities Corp Mortgage Loan Trust 2007-GEL2 Series 2007-GEL2 Class M1, CME Term SOFR 1 month Index + 1.1645%, 5.487% 5/25/2037 (b)(c)		84,484	67,168
Subway Funding LLC Series 2024-1A Class A23, 6.505% 7/30/2054 (c)		4,371,963	4,498,359
Subway Funding LLC Series 2024-1A Class A2I, 6.028% 7/30/2054 (c)		8,385,633	8,516,537
Subway Funding LLC Series 2024-1A Class A2II, 6.268% 7/30/2054 (c)		5,254,295	5,378,301
Subway Funding LLC Series 2024-3A Class A23, 5.914% 7/30/2054 (c)		5,260,250	5,224,304
Subway Funding LLC Series 2024-3A Class A2I, 5.246% 7/30/2054 (c)		5,260,250	5,256,673
Subway Funding LLC Series 2024-3A Class A2II, 5.566% 7/30/2054 (c)		2,630,125	2,633,073
Sunrun Artemis Issuer LLC Series 2024-2A Class A1, 6.25% 7/30/2059 (c)		4,898,378	4,882,907
Switch Abs Issuer LLC Series 2024-2A Class A2, 5.436% 6/25/2054 (c)		2,665,000	2,689,896
Switch Abs Issuer LLC Series 2025-1A Class A2, 5.036% 3/25/2055 (c)		3,470,000	3,434,793
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 month Index + 0.9745%, 5.297% 9/25/2034 (b)(d)		3,002	3,127
Terwin Mortgage Trust Series 2005-10HE Class M5, CME Term SOFR 1 month Index + 1.1345%, 5.457% 6/25/2036 (b)		172,829	160,313
Tesla Auto Lease Trust Series 2023-B Class A4, 6.22% 3/22/2027 (c)		2,888,000	2,896,462
Tesla Sustainable Energy Trust Series 2024-1A Class A2, 5.08% 6/21/2050 (c)		3,587,404	3,610,793
Towd Point Mortgage Trust 2025-CES1 Series 2025-CES1 Class A1, 5.705% 2/25/2055 (c)		3,503,232	3,549,717
Towd Point Mortgage Trust 2025-CES2 Series 2025-CES2 Class A1, 5.348% 7/25/2065 (c)		3,905,256	3,930,439
TOWD Point Mortgage Trust Series 2024-CES1 Class A1A, 5.848% 1/25/2064 (c)		650,980	652,342
TOWD Point Mortgage Trust Series 2024-CES2 Class A1A, 6.125% 2/25/2064 (c)		510,145	512,901
TOWD Point Mortgage Trust Series 2024-CES3 Class A1, 6.29% 5/25/2064 (c)		1,486,462	1,499,566
Towd Point Mortgage Trust Series 2024-CES5 Class A1, 5.167% 9/25/2064 (c)		3,971,118	3,964,780
Towd Point Mortgage Trust Series 2024-CES5 Class A2, 5.202% 9/25/2064 (c)		3,000,000	2,978,195
Towd Point Mortgage Trust Series 2025-CRM1 Class A1, 5.799% 1/25/2065 (c)		3,574,265	3,614,581
Toyota Auto Loan Extended Note Trust 2025-1a Series 2025-1A Class A, 4.65% 5/25/2038 (c)		700,000	714,361
Toyota Auto Receivables 2022-D Owner Trust Series 2022-D Class A3, 5.3% 9/15/2027		2,473,474	2,485,240
Tricon American Homes Series 2019-SFR1 Class F, 3.745% 3/17/2038 (c)		204,000	202,268
Tricon American Homes Series 2020-SFR1 Class E, 3.544% 7/17/2038 (c)		800,000	787,155
Upgrade Master Pass-Thru Trust Series 2025-ST4 Series 2025-ST4 Class A, 5.495% 8/16/2032 (c)		272,511	273,273
Upgrade Master Pass-Thru Trust Series 2025-ST5 Class B, 5.254% 9/15/2032 (c)		145,000	145,449
Upgrade Receivables Trust Series 2024-1A Class A, 5.37% 2/18/2031 (c)		129,462	129,546
UPX HIL Issuer Trust Series 2025-1, 5.16% 1/25/2047 (c)		773,000	775,010
USAA Auto Owner Trust Series 2024-A Class A3, 5.03% 3/15/2029 (c)		2,700,000	2,723,409
Verdant Receivables 2023-1 LLC Series 2023-1A Class A2, 6.24% 1/13/2031 (c)		1,443,130	1,467,819
Vericrest Opportunity Loan Transferee Series 2021-NP11 Class A1, 5.8678% 8/25/2051 (c)(g)		1,545,290	1,544,607
Volt C LLC Series 2021-NPL9 Class A1, 5.9918% 5/25/2051 (c)(d)		196,239	196,148
VOLT CI LLC Series 2021-NP10 Class A1, 5.9918% 5/25/2051 (c)(d)		203,929	203,807
Volt Xciv LLC Series 2021-NPL3 Class A1, 6.2395% 2/27/2051 (c)(d)		116,053	116,000
VOLT XCV LLC Series 2021-NPL4 Class A1, 6.2396% 3/27/2051 (c)(g)		29,854	29,845
Volt Xcvii LLC Series 2021-NPL6 Class A1, 6.2395% 4/25/2051 (c)		34,557	34,546
WaMu Asset-Backed Certificates WaMu Trust Series 2007-HE1 Class 2A3, CME Term SOFR 1 month Index + 0.2645%, 4.737% 1/25/2037 (b)(d)		1,551,550	699,523
WaMu Asset-Backed Certificates WaMu Trust Series 2007-HE2 Class 2A2, CME Term SOFR 1 month Index + 0.3045%, 4.817% 4/25/2037 (b)		2,293,218	823,348
WaMu Asset-Backed Certificates WaMu Trust Series 2007-HE2 Class 2A3, CME Term SOFR 1 month Index + 0.25%, 4.937% 4/25/2037 (b)(d)		2,599,305	894,884
WaMu Asset-Backed Certificates WaMu Trust Series 2007-HE2 Class 2A4, CME Term SOFR 1 month Index + 0.36%, 5.157% 4/25/2037 (b)(d)		1,189,364	404,261
Washington Mutural Asset-Backed Certificates Wmabs Series 2007-He1 Trust Series 2007-HE1 Class 2A1, CME Term SOFR 1 month Index + 0.2345%, 4.557% 11/25/2036 (b)		16,613	5,175
Washington Mutural Asset-Backed Certificates Wmabs Series 2007-He1 Trust Series 2007-HE1 Class 2A2, CME Term SOFR 1 month Index + 0.4545%, 4.777% 11/25/2036 (b)(d)		147,680	46,223
Western Funding Auto Loan Trust Series 2025-1 Class C, 5.34% 11/15/2035 (c)		1,855,000	1,878,983
Westf 2025-A Series 2025-A Class A, 5.582% 6/15/2050 (c)		3,629,965	3,684,966
Westlake Automobile Receivable Tr Series 2023-4A Class D, 7.19% 7/16/2029 (c)		2,100,000	2,190,752
Westlake Automobile Receivables Trust Series 2023-3A Class C, 6.02% 9/15/2028 (c)		1,900,000	1,926,331
Westlake Automobile Receivables Trust Series 2023-3A Class D, 6.47% 3/15/2029 (c)		2,169,000	2,235,305
Wheels Fleet Lease Funding 1 LLC Series 2023-2A Class A, 6.46% 8/18/2038 (c)		6,394,189	6,478,428
Wheels Fleet Lease Funding 1 LLC Series 2024-1A Class A1, 5.49% 2/18/2039 (c)		2,529,832	2,558,606
Wheels Fleet Lease Funding 1 LLC Series 2024-2A Class A1, 4.87% 6/21/2039 (c)		4,169,723	4,202,294
Willis Engine Structured Tr VII Series 2023-A Class A, 8% 10/15/2048 (c)		781,406	810,476
Wingstop Funding LLC Series 2020-1A Class A2, 2.841% 12/5/2050 (c)		3,694,735	3,546,799
World Omni Auto Receivables Trust 2023-B Series 2023-B Class A3, 4.66% 5/15/2028		2,237,696	2,241,987
World Omni Auto Receivables Trust 2023-C Series 2023-C Class A3, 5.15% 11/15/2028		1,389,402	1,397,332
World Omni Auto Receivables Trust Series 2022-D Class A3, 5.61% 2/15/2028		1,448,634	1,454,333
TOTAL UNITED STATES			970,313,480
TOTAL ASSET-BACKED SECURITIES (Cost $2,125,269,741)			2,149,914,147

Bank Loan Obligations - 0.1%
	Principal Amount (a)	Value ($)
CANADA - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
1011778 BC ULC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.066% 9/20/2030 (b)(d)(k)	230,582	229,575
Materials - 0.0%
Containers & Packaging - 0.0%
Balcan Innovations Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 0% 10/18/2031 (b)(d)(k)(l)	134,612	127,208
TOTAL CANADA		356,783
HONG KONG - 0.0%
Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
Fugue Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.9489% 1/9/2032 (b)(d)(k)	180,829	181,121
IRELAND - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Flutter Financing BV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.2956% 6/4/2032 (b)(d)(k)	283,259	282,196
Financials - 0.0%
Financial Services - 0.0%
Avolon TLB Borrower 1 US LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0904% 6/22/2030 (b)(d)(k)	786,091	785,966
TOTAL IRELAND		1,068,162
NETHERLANDS - 0.0%
Communication Services - 0.0%
Media - 0.0%
Ziggo Financing Partnership Tranche I 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.9776% 4/30/2028 (b)(d)(k)	124,968	120,764
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Peer Holding III BV Tranche B5B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 0% 7/1/2031 (b)(d)(k)(l)	449,942	450,504
TOTAL NETHERLANDS		571,268
SPAIN - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Grifols Worldwide Operations USA Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.416% 11/15/2027 (b)(d)(k)	242,745	242,189
SWITZERLAND - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.816% 11/15/2030 (b)(d)(k)	334,154	315,963
UNITED KINGDOM - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Entain PLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.016% 10/31/2029 (b)(d)(k)	121,561	121,409
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
EG America LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.6989% 2/7/2028 (b)(d)(k)	4,963	4,982
TOTAL UNITED KINGDOM		126,391
UNITED STATES - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Frontier Communications Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.8658% 7/1/2031 (b)(d)(k)	101,153	100,984
Level 3 Financing Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.566% 3/29/2032 (b)(d)(k)	45,000	45,178
Lumen Technologies Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.35%, 6.7805% 4/16/2029 (b)(d)(k)	1,595,933	1,585,304
Zayo Group Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.491% 3/9/2027 (b)(d)(k)	189,926	185,837
		1,917,303
Entertainment - 0.0%
Showtime Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 0% 8/16/2031 (b)(d)(k)(l)	234,278	232,813
Interactive Media & Services - 0.0%
Delivery Hero Finco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 0% 12/12/2029 (b)(d)(k)(l)	410,747	414,087
Main Street Sports Group LLC Tranche EXIT 1LN, term loan 0% 1/2/2028 (k)(l)	233,225	202,906
		616,993
Media - 0.0%
Advantage Sales & Marketing Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.7974% 10/28/2027 (b)(d)(k)	214,219	181,551
Charter Comm Operating LLC Tranche B5 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5406% 12/15/2031 (b)(d)(k)	386,618	386,908
CSC Holdings LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.8631% 1/18/2028 (b)(d)(k)	97,500	97,118
EOC Borrower LLC Tranche A 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 0% 3/24/2028 (b)(d)(k)(l)	375,000	375,000
Virgin Media Bristol LLC Tranche N 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.9776% 1/31/2028 (b)(d)(k)	327,204	324,711
		1,365,288
TOTAL COMMUNICATION SERVICES		4,132,397

Consumer Discretionary - 0.1%
Automobile Components - 0.0%
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.066% 1/28/2032 (b)(d)(k)	720,000	720,000
Tenneco Inc Tranche A 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 0% 11/17/2028 (b)(d)(k)(l)	1,866,386	1,854,329
		2,574,329
Broadline Retail - 0.0%
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.566% 1/23/2032 (b)(d)(k)	513,622	514,650
Red Ventures LLC Tranche B5 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.066% 3/4/2030 (b)(d)(k)	236,515	207,837
StubHub Holdco Sub LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 0% 3/15/2030 (b)(d)(k)(l)	78,576	75,826
		798,313
Diversified Consumer Services - 0.0%
AI Aqua Merger Sub Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3512% 7/31/2028 (b)(d)(k)	98,420	98,425
Spin Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5774% 3/4/2028 (b)(d)(k)	342,778	289,435
TKC Holdings Inc 1LN, term loan 13.5% 2/15/2027 (d)(k)	263,211	263,211
		651,071
Hotels, Restaurants & Leisure - 0.1%
Dave & Buster's Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5625% 11/1/2031 (b)(d)(k)	229,628	218,463
Dessert Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 0% 6/9/2028 (b)(d)(k)(l)	231,313	231,371
Fertitta Entertainment LLC/NV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.566% 1/29/2029 (b)(d)(k)	374,034	373,615
Hilton Worldwide Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0812% 11/8/2030 (b)(d)(k)	934,016	935,146
KFC Holding Co Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.2244% 3/15/2028 (b)(d)(k)	403,334	404,722
MajorDrive Holdings IV LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5572% 6/1/2028 (b)(d)(k)	193,682	187,509
Station Casinos LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.316% 3/14/2031 (b)(d)(k)	93,347	93,245
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5695% 12/30/2026 (b)(d)(k)	127,627	122,628
Voyager Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 0% 7/1/2032 (b)(d)(k)(l)	381,503	381,908
		2,948,607
Household Durables - 0.0%
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6805% 10/30/2027 (b)(d)(k)	193,140	192,485
Specialty Retail - 0.0%
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.2099% 6/6/2031 (b)(d)(k)	139,647	135,433
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.3599% 6/6/2031 (b)(d)(k)	259,493	256,444
Michaels Cos Inc/The 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.8072% 4/15/2028 (b)(d)(k)	1,190,204	993,011
Wand NewCo 3 Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.816% 1/30/2031 (b)(d)(k)	64,832	64,678
		1,449,566
TOTAL CONSUMER DISCRETIONARY		8,614,371

Consumer Staples - 0.0%
Beverages - 0.0%
Celsius Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5406% 4/1/2032 (b)(d)(k)	180,091	181,442
Naked Juice LLC Tranche EXCH FLSO FL20 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.6456% 1/24/2029 (b)(d)(k)	747,281	532,064
Naked Juice LLC Tranche EXCH FLTO FL30 PIK 1LN, term loan CME Term SOFR 1 month Index + 6%, 10.3956% 1/24/2030 (b)(d)(k)	79,335	32,369
Naked Juice LLC Tranche NEW $$ FLFO 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.7956% 1/24/2029 (b)(d)(k)	1,162,729	1,159,823
Primo Brands Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5456% 3/31/2028 (b)(d)(k)	46,675	46,713
		1,952,411
Consumer Staples Distribution & Retail - 0.0%
C&S Wholesale Grocers Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 0% 8/6/2030 (b)(d)(k)(l)	605,381	590,627
United Natural Foods Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 0% 5/1/2031 (b)(d)(k)(l)	179,089	179,836
		770,463
TOTAL CONSUMER STAPLES		2,722,874

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
CVR CHC LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.2956% 12/30/2027 (b)(d)(k)	338,297	338,297
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.8075% 10/30/2028 (b)(d)(k)	329,175	156,770
		495,067
Financials - 0.0%
Capital Markets - 0.0%
Deerfield Dakota Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 0% 4/9/2027 (b)(d)(k)	197,357	196,402
GC Ferry Acquisition I Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 0% 8/16/2032 (b)(d)(k)(l)	122,872	121,362
GC Ferry Acquisition I Inc Tranche B-DD 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 0% 8/16/2032 (b)(d)(k)(l)	20,978	20,720
Hightower Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0712% 2/3/2032 (b)(d)(k)	80,000	79,850
Hudson River Trading LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 3/18/2030 (b)(d)(k)(l)	342,058	342,701
Jane Street Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.1989% 12/15/2031 (b)(d)(k)	262,694	261,732
Pegasus Merger Co Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 0% 11/17/2028 (b)(d)(k)(l)	1,700,000	1,691,977
		2,714,744
Consumer Finance - 0.0%
Blackhawk Network Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 0% 3/12/2029 (b)(d)(k)(l)	224,536	225,347
Financial Services - 0.0%
Boost Newco Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.2956% 1/31/2031 (b)(d)(k)	212,712	212,765
HDI Aerospace Intermediate Holding III Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 0% 2/11/2032 (b)(d)(k)(l)	234,413	234,413
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.816% 7/31/2031 (b)(d)(k)	174,126	173,727
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.316% 7/31/2031 (b)(d)(k)	70,000	69,825
UFC Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.465% 11/21/2031 (b)(d)(k)	108,369	108,623
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.9535% 2/20/2032 (b)(d)(k)	415,000	415,909
		1,215,262
Insurance - 0.0%
Acrisure LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.316% 11/6/2030 (b)(d)(k)	4,975	4,967
AmWINS Group Inc 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.566% 1/30/2032 (b)(d)(k)	223,775	223,598
Asurion LLC Tranche B10 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.416% 8/19/2028 (b)(d)(k)	313,251	311,929
Asurion LLC Tranche B4 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.6805% 1/20/2029 (b)(d)(k)	145,017	137,381
		677,875
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
Blackstone Mortgage Trust Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 2.6536% 4/23/2026 (b)(d)(k)	40,337	40,236
TOTAL FINANCIALS		4,873,464

Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Archimedes Debt Merger Sub LLC 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 0% 5/14/2032 (b)(d)(k)(l)	172,027	168,444
Bausch + Lomb Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.566% 1/15/2031 (b)(d)(k)	440,000	440,079
QuidelOrtho Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 0% 8/16/2032 (b)(d)(k)(l)	510,815	504,429
		1,112,952
Health Care Providers & Services - 0.0%
ADMI Corp Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 3.375%, 0% 12/23/2027 (b)(d)(k)(l)	193,914	174,846
Cano Health LLC 1LN, term loan CME Term SOFR 3 month Index + 8%, 13.7956% 6/28/2029 (b)(d)(k)	58,095	47,202
Heartland Dental LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 0% 8/25/2032 (b)(d)(k)(l)	350,296	350,005
Heartland Dental LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 0% 4/28/2028 (b)(d)(k)(l)	109,388	109,334
ModivCare Inc 1LN, term loan CME Term SOFR 3 month Index + 8.5%, 0% 1/12/2026 (b)(d)(k)(l)	426,537	189,809
ModivCare Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0456% 7/1/2031 (b)(d)(k)	603,036	263,828
Pediatric Associates Holding Co LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 0% 12/29/2028 (b)(d)(k)(l)	103,291	94,319
Star Parent Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 0% 9/27/2030 (b)(d)(k)(l)	81,677	81,167
		1,310,510
Pharmaceuticals - 0.0%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.566% 10/8/2030 (b)(d)(k)	220,000	216,762
Jazz Financing Lux Sarl Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.566% 5/5/2028 (b)(d)(k)	224,904	225,372
		442,134
TOTAL HEALTH CARE		2,865,596

Industrials - 0.0%
Aerospace & Defense - 0.0%
TransDigm Group Inc Tranche M 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8533% 8/19/2032 (b)(d)(k)	349,518	349,598
TransDigm Inc Tranche I 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0456% 8/24/2028 (b)(d)(k)	73,153	73,324
TransDigm Inc Tranche J 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.7956% 2/28/2031 (b)(d)(k)	180,141	180,255
		603,177
Air Freight & Logistics - 0.0%
Rand Parent LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2956% 3/18/2030 (b)(d)(k)	65,000	64,698
Commercial Services & Supplies - 0.0%
ABG Intermediate Holdings 2 LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.566% 12/21/2028 (b)(d)(k)	173,835	173,428
Amspec Parent LLC Tranche B-DD 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 0% 12/22/2031 (b)(d)(k)(l)	10,434	10,476
Artera Services LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.7956% 2/15/2031 (b)(d)(k)	160,790	135,556
Kelso Industries LLC 1LN, term loan CME Term SOFR 1 month Index + 5.75%, 0% 12/30/2029 (b)(d)(k)(l)	185,215	185,216
Kelso Industries LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 5.75%, 0% 12/30/2029 (b)(d)(k)(l)	32,511	32,511
TruGreen LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 0% 11/2/2027 (b)(d)(k)(l)	276,408	268,636
		805,823
Ground Transportation - 0.0%
Genesee & Wyoming Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.0456% 4/10/2031 (b)(d)(k)	243,163	241,973
Machinery - 0.0%
Beach Acquisition Bidco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 6/28/2032 (b)(d)(k)(l)	20,000	20,116
Cleanova US Holdings LLC 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 0% 6/14/2032 (b)(d)(k)(l)	122,555	121,943
Oregon Tool Lux LP 2LN, term loan CME Term SOFR 3 month Index + 4%, 0% 10/15/2029 (b)(d)(k)(l)	312,306	245,160
		387,219
Marine Transportation - 0.0%
Pelican Products Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 9.4091% 12/29/2028 (b)(d)(k)	271,366	233,375
Passenger Airlines - 0.0%
Vista Management Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0406% 4/1/2031 (b)(d)(k)	10,000	10,047
Professional Services - 0.0%
Cast & Crew LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.066% 12/29/2028 (b)(d)(k)	84,479	76,923
DTI Holdco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 0% 4/26/2029 (b)(d)(k)(l)	113,571	107,844
Ingenovis Health Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.6% 3/6/2028 (b)(d)(k)	111,377	33,413
Ingenovis Health Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 0% 3/6/2028 (b)(d)(k)(l)	181,618	54,485
		272,665
TOTAL INDUSTRIALS		2,618,977

Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
TCP Sunbelt Acquisition Co Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.4479% 10/24/2031 (b)(d)(k)	174,125	174,778
IT Services - 0.0%
Arches Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.666% 12/6/2027 (b)(d)(k)	107,577	107,669
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5792% 2/10/2028 (b)(d)(k)	198,199	189,068
Peraton Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.166% 2/1/2028 (b)(d)(k)	298,054	256,038
Plano HoldCo Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.7956% 10/2/2031 (b)(d)(k)	74,813	72,755
Sabre GLBL Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.1865% 6/30/2028 (b)(d)(k)	38,937	36,698
Sabre GLBL Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 6%, 0% 11/15/2029 (b)(d)(k)(l)	92,688	88,286
X Corp 1LN, term loan 9.5% 10/26/2029 (k)	458,045	449,946
X Corp Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 10.9579% 10/26/2029 (b)(d)(k)	592,289	578,542
		1,779,002
Software - 0.0%
Ascend Learning LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.316% 12/11/2028 (b)(d)(k)	249,375	249,141
Barracuda Networks Inc 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 0% 8/15/2029 (b)(d)(k)(l)	111,153	87,432
Castle US Holding Corp 1LN, term loan CME Term SOFR 1 month Index + 5%, 0% 4/29/2030 (b)(d)(k)(l)	16,148	16,237
Castle US Holding Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 0% 1/29/2027 (b)(d)(k)(l)	107,319	49,098
EagleView Technology Corp 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 0% 8/14/2028 (b)(d)(k)(l)	349,859	342,753
Ellucian Holdings Inc 2LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.066% 11/22/2032 (b)(d)(k)	60,000	61,650
Ellucian Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.066% 10/9/2029 (b)(d)(k)	5,000	5,003
Genesys Cloud Services Holdings II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.816% 1/30/2032 (b)(d)(k)	122,209	122,209
McAfee Corp 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3494% 3/1/2029 (b)(d)(k)	44,781	42,598
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.566% 5/3/2028 (b)(d)(k)	491,135	454,575
Modena Buyer LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.8079% 7/1/2031 (b)(d)(k)	74,321	73,047
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.3195% 6/2/2028 (b)(d)(k)	289,326	274,334
Proofpoint Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 8/31/2028 (b)(d)(k)(l)	155,000	155,699
Proofpoint Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.316% 8/31/2028 (b)(d)(k)	374,053	375,740
Renaissance Holdings Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.316% 4/5/2030 (b)(d)(k)	419,078	360,931
		2,670,447
Technology Hardware, Storage & Peripherals - 0.0%
Sandisk Corp/DE Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.3407% 2/20/2032 (b)(d)(k)	166,500	165,876
Xerox Corp 1LN, term loan CME Term SOFR 1 month Index + 4%, 0% 11/19/2029 (b)(d)(k)(l)	267,282	248,973
		414,849
TOTAL INFORMATION TECHNOLOGY		5,039,076

Materials - 0.0%
Chemicals - 0.0%
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.3206% 7/3/2028 (b)(d)(k)	193,591	170,240
Hexion Holdings Corp 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3599% 3/15/2029 (b)(d)(k)	313,934	313,215
INEOS US Petrochem LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.666% 4/2/2029 (b)(d)(k)	79,937	71,743
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0579% 8/25/2031 (b)(d)(k)	270,030	265,726
Technimark Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 0% 4/14/2031 (b)(d)(k)(l)	570,138	564,797
		1,385,721
Containers & Packaging - 0.0%
Clydesdale Acquisition Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.175%, 7.491% 4/13/2029 (b)(d)(k)	100,000	99,862
TOTAL MATERIALS		1,485,583

Real Estate - 0.0%
Health Care REITs - 0.0%
Healthpeak OP LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 1.6%, 0% 2/22/2027 (b)(d)(j)(k)(l)	225,641	222,820
Healthpeak OP LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 1.6%, 0% 8/20/2027 (b)(d)(j)(k)(l)	225,641	222,820
		445,640
Utilities - 0.0%
Electric Utilities - 0.0%
Edgewater Generation LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 8/1/2030 (b)(d)(k)(l)	70,754	70,901
NRG Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.0643% 4/16/2031 (b)(d)(k)	20,000	20,016
Vistra Operations Co LLC Tranche B-3 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.066% 12/20/2030 (b)(d)(k)	415,717	416,120
WEC US Holdings Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.6036% 1/27/2031 (b)(d)(k)	183,982	183,951
		690,988
Independent Power and Renewable Electricity Producers - 0.0%
Alpha Generation LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.316% 9/30/2031 (b)(d)(k)	427,820	426,931
Calpine Corp Tranche B10 1LN, term loan CME Term SOFR 1 month Index + 2%, 0% 1/31/2031 (b)(d)(k)(l)	362,353	361,937
Calpine Corp Tranche B5 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 0% 2/15/2032 (b)(d)(k)(l)	330,486	330,095
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.816% 3/29/2030 (b)(d)(k)	188,311	189,567
Win Waste Innovations Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.1805% 3/24/2028 (b)(d)(k)	170,595	170,412
		1,478,942
TOTAL UTILITIES		2,169,930

TOTAL UNITED STATES		35,462,975
TOTAL BANK LOAN OBLIGATIONS (Cost $39,121,255)		38,324,852

Bank Notes - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Financials - 0.0%
Banks - 0.0%
Capital One NA 3.45% 7/27/2026	435,000	431,647
Capital One NA 4.65% 9/13/2028	500,000	506,167
Capital One NA ICE IBA - USD SOFR SPREAD-ADJ ICE SWAP RATE 5Y + 1.73%, 5.974% 8/9/2028 (b)(d)	3,503,000	3,582,992
Regions Bank/Birmingham AL 6.45% 6/26/2037	2,533,000	2,737,751

TOTAL BANK NOTES (Cost $6,813,659)		7,258,557

Collateralized Mortgage Obligations - 2.3%
		Principal Amount (a)	Value ($)
BERMUDA - 0.0%
Bellemeade Re Ltd Series 2024-1 Class M1A, U.S. 30-Day Avg. SOFR Index + 2.15%, 6.4984% 8/25/2034 (b)(c)(d)		3,180,789	3,190,159
IRELAND - 0.0%
KINBN Series 2024-RPL2A Class A, 1 month EURIBOR + 1.1%, 3.004% 1/24/2063 (b)(c)	EUR	2,118,271	2,475,727
ITALY - 0.0%
Miltonia Mortgage Finance Srl Series 2024-1 Class B, 3 month EURIBOR + 1.3%, 3.248% 4/28/2062 (b)(e)	EUR	100,000	116,419
SPAIN - 0.0%
Lugo Funding Dac Series 2024-1A Class A, 3 month EURIBOR + 0%, 3.026% 5/26/2066 (b)(c)(d)	EUR	2,907,149	3,401,036
UNITED KINGDOM - 0.0%
Bletchley Park Funding PLC Series 2025-1 Class D, SONIA Overnight Deposit Rates SWAP + 1.88%, 5.8482% 1/27/2070 (b)(d)(e)	GBP	100,000	135,750
Bletchley Park Funding PLC Series 2025-1 Class E, SONIA Overnight Deposit Rates SWAP + 3.38%, 7.3482% 1/27/2070 (b)(d)(e)	GBP	100,000	135,733
Braccan Mortgage Funding Series 2024-1 Class X, SONIA Overnight Deposit Rates SWAP + 4.34%, 8.31% 2/15/2067 (b)(d)(e)	GBP	324,137	442,041
Castell PLC Series 2025-1 Class X1, SONIA Overnight Deposit Rates SWAP + 4.15%, 8.1242% 1/27/2062 (b)(d)(e)	GBP	82,544	111,658
Cheshire PLC Series 2025-1 Class C, SONIA Overnight Deposit Rates SWAP + 1.35%, 5.3216% 6/28/2048 (b)(e)	GBP	100,000	135,154
Edenbrook Mortgage Funding PLC Series 2024-1 Class C, SONIA Overnight Deposit Rates SWAP + 1.95%, 6.1266% 3/22/2057 (b)(e)	GBP	99,231	134,970
Towd Point Mortgage Trust Series 2024-GR6A Class A1, SONIA Overnight Deposit Rates SWAP + 0.925%, 5.0547% 7/20/2053 (b)(c)	GBP	360,488	488,201
TOTAL UNITED KINGDOM			1,583,507
UNITED STATES - 2.3%
A&D Mortgage Trust Series 2023-NQM5 Class A1, 7.049% 11/25/2068 (c)		296,771	300,687
A&D Mortgage Trust Series 2024-NQM5 Class A1, 5.699% 11/25/2069 (c)		630,935	634,280
A&D Mortgage Trust Series 2024-NQM5 Class M1, 6.516% 11/25/2069 (c)		638,000	645,661
Abl 2025-Rtl1 Series 2025-RTL1 Class A1, 6.04% 6/25/2030 (c)(g)		675,000	678,968
ACRA Trust Series 2024-NQM1 Class A1, 5.608% 10/25/2064 (c)		3,855,006	3,871,800
Ajax Mortgage Loan Trust Series 2021-E Class A1, 1.74% 12/25/2060 (c)		1,274,355	1,126,828
Alternative Loan Trust Series 2004-22CB Class 1A1, 6% 10/25/2034		5,165	5,263
Alternative Loan Trust Series 2004-J13 Class B, CME Term SOFR 1 month Index + 2.7395%, 7.062% 2/25/2035 (b)		887,254	813,179
Alternative Loan Trust Series 2005-11CB Class 2A6, 5.5% 6/25/2025		18,674	15,105
Alternative Loan Trust Series 2005-23CB Class A2, 5.5% 7/25/2035		3,319	2,701
Alternative Loan Trust Series 2005-29CB Class A6, 5.5% 7/25/2035		78,676	43,827
Alternative Loan Trust Series 2005-31 Class 1A1, CME Term SOFR 1 month Index + 0.6745%, 4.997% 8/25/2035 (b)		1,072,104	976,040
Alternative Loan Trust Series 2005-42CB Class A1, CME Term SOFR 1 month Index + 0.7945%, 5.117% 10/25/2035 (b)(d)		1,109,401	609,025
Alternative Loan Trust Series 2005-42CB Class A2, CME Term SOFR 1 month Index + 0.7645%, 5.087% 10/25/2035 (b)(d)		840,031	459,635
Alternative Loan Trust Series 2005-54CB Class 1A11, 5.5% 11/25/2035		13,198	10,033
Alternative Loan Trust Series 2005-55CW Class 2A3, CME Term SOFR 1 month Index + 0.4645%, 4.8167% 11/25/2035 (b)(d)		137,921	98,604
Alternative Loan Trust Series 2005-59 Class 1A1, CME Term SOFR 1 month Index + 0.66%, 5.1149% 11/20/2035 (b)(d)		24,384	23,355
Alternative Loan Trust Series 2005-86CB Class A11, 5.5% 2/25/2036		8,343	4,774
Alternative Loan Trust Series 2006-28CB Class A14, 6.25% 10/25/2036		45,831	21,672
Alternative Loan Trust Series 2006-J4 Class 2A1, 6% 7/25/2036		225,440	125,341
Alternative Loan Trust Series 2006-OC1 Class 1A1, CME Term SOFR 1 month Index + 0.5745%, 4.897% 3/25/2036 (b)		40,247	40,452
Alternative Loan Trust Series 2007-OA10 Class 2A1, CME Term SOFR 1 month Index + 0.6145%, 4.937% 9/25/2047 (b)(d)		4,641,874	667,276
Alternative Loan Trust Series 2007-OH3 Class A1B, CME Term SOFR 1 month Index + 0.5545%, 4.877% 9/25/2047 (b)		1,482,671	1,336,043
Angel Oak Mortgage Trust Series 2021-6 Class A1, 1.458% 9/25/2066 (c)		2,836,770	2,369,374
Angel Oak Mortgage Trust Series 2023-1 Class A1, 4.75% 9/26/2067 (c)		940,395	943,571
Angel Oak Mortgage Trust Series 2023-7 Class A1, 4.8% 11/25/2067 (c)		431,004	431,731
Angel Oak Mortgage Trust Series 2024-1 Class A1, 5.21% 8/25/2068 (c)		65,467	65,548
Angel Oak Mortgage Trust Series 2024-10 Class A1, 5.348% 10/25/2069 (c)		560,763	561,930
Angel Oak Mortgage Trust Series 2024-11 Class A1, 5.7% 8/25/2069 (c)		1,095,084	1,102,416
Angel Oak Mortgage Trust Series 2024-4 Class A1, 6.197% 1/25/2069 (c)		352,231	356,737
Angel Oak Mortgage Trust Series 2025-1 Class A1, 5.691% 1/25/2070 (c)		593,752	599,199
Angel Oak Mortgage Trust Series 2025-2 Class A1, 5.637% 2/25/2070 (c)		1,393,136	1,404,777
Angel Oak Mortgage Trust Series 2025-8 Class A1, 5.41% 7/25/2070 (c)(g)		651,193	655,082
Angel Oak Mtg Tr 2024-8 Series 2024-8 Class A1, 5.338% 5/27/2069 (c)		1,974,671	1,976,785
Atlx Trust Series 2024-RPL2 Class A1, 3.85% 4/25/2063 (c)		10,856,595	10,554,549
ATXL Trust Series 2024-RPL1 Class A1, 3.85% 4/25/2064 (c)		2,745,333	2,672,431
Banc of America Alternative Loan Trust Series 2004-6 Class 4A1, 5% 5/25/2048		267	233
Banc of America Alternative Loan Trust Series 2006-7 Class A4, 6.4983% 10/25/2036 (g)		66,836	18,208
Banc of America Funding Trust Series 2005-5 Class 3A5, 5.5% 8/25/2035		13,554	13,231
Banc of America Funding Trust Series 2005-7 Class 30PO, 0% 11/25/2035 (i)(j)		536	484
Banc of America Funding Trust Series 2007-1 Class 1A6, 5.75% 1/25/2037		919	790
Banc of America Funding Trust Series 2007-3 Class TA8, CME Term SOFR 1 month Index + 0.2945%, 4.617% 4/25/2037 (b)(d)		1,195,362	981,224
Banc of America Funding Trust Series 2015-R3 Class 1A2, 3.453% 3/27/2036 (c)(d)		296,994	254,565
Bank of America Mortgage Trust Series 2003-8 Class 1CB1, 5.5% 10/25/2033		144,199	144,536
Bank of America Mortgage Trust Series 2004-F Class 1A1, 5.847% 7/25/2034 (d)		1,072	1,030
Barclays Mortgage Loan Trust Series 2025-NQM1 Class A1, 5.664% 1/25/2065 (c)		2,879,967	2,899,578
Barclays Mortgage Loan Trust Series 2025-NQM3 Class B1, 7.614% 5/25/2065 (c)(d)		111,000	112,947
BCAP LLC Trust Series 2010-RR4 Class 31A6, 5.9293% 1/26/2037 (c)(d)		2,511,598	1,896,860
Bear Stearns Alt-A Trust Series 2007-1 Class 21A1, 4.8128% 1/25/2047 (d)		180,874	88,182
Bear Stearns ARM Trust Series 2003-7 Class 3A, 7.0367% 10/25/2033 (d)		249	249
Bear Stearns Asset Backed Securities I Trust Series 2006-AC2 Class 1A1, CME Term SOFR 1 month Index + 0.4645%, 4.787% 3/25/2036 (b)(d)		124,442	31,763
Bear Stearns Asset Backed Securities I Trust Series 2006-IM1 Class A3, CME Term SOFR 1 month Index + 0.6745%, 4.997% 4/25/2036 (b)		573,158	523,155
Bear Stearns Trust Series 2004-8 Class M2, CME Term SOFR 1 month Index + 1.8395%, 6.162% 9/25/2034 (b)		1,020,933	994,863
Binom Securitization Trust Series 2022-INV1 Class A1, 4.441% 8/25/2057 (c)		732,702	714,511
Binom Securitization Trust Series 2022-RPL1 Class A1, 3% 2/25/2061 (c)		3,416,397	3,190,657
Bravo Residential Fdg Tr 2025-Nqm5 Series 2025-NQM5 Class A1, 5.496% 2/25/2065 (c)(g)		1,778,863	1,789,018
BRAVO Residential Funding Trust 2025-NQM4 Series 2025-NQM4 Class A2, 5.816% 2/25/2065 (c)(d)		7,318,071	7,364,712
Bravo Residential Funding Trust 2025-Nqm6 Series 2025-NQM6 Class A1, 5.333% 6/25/2065 (c)		3,644,789	3,659,560
Bravo Residential Funding Trust Series 2021-NQM1 Class B1, 3.172% 2/25/2049 (c)		491,388	425,927
Bravo Residential Funding Trust Series 2022-RPL1 Class A1, 2.75% 9/25/2061 (c)		6,098,010	5,614,603
Bravo Residential Funding Trust Series 2023-NQM6 Class A2, 6.956% 9/25/2063 (c)		678,743	685,153
Bravo Residential Funding Trust Series 2023-NQM6 Class B1, 7.9869% 9/25/2063 (c)(d)		231,000	232,136
BRAVO Residential Funding Trust Series 2024-NQM1 Class B1, 8.042% 12/1/2063 (c)		100,000	100,988
Bravo Residential Funding Trust Series 2024-NQM3 Class B1, 8.1% 3/25/2064 (c)		150,000	151,938
Bravo Residential Funding Trust Series 2025-NQM2 Class A1, 5.678% 11/25/2064 (c)(d)		4,746,016	4,780,253
Bravo Residential Funding Trust Series 2025-NQM2 Class A1, 5.79% 6/25/2070 (c)(d)		487,446	492,613
CAFL Issuer LLC Series 2024-RTL1 Class A1, 6.749% 11/28/2031 (c)(g)		1,307,000	1,316,217
Cascade MH Asset Trust Series 2022-MH1 Class M, 4.25% 8/25/2054 (c)(g)		409,076	331,761
CFMT LLC Series 2022-HB10 Class A, 3.25% 11/25/2035 (c)		1,573,870	1,568,332
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (c)(d)		1,582,478	1,556,613
CFMT LLC Series 2024-HB14 Class M3, 3% 6/25/2034 (c)(d)		104,000	98,815
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (c)(d)		792,589	788,367
CFMT LLC Series 2024-HB15 Class M2, 4% 8/25/2034 (c)		121,000	118,108
CFMT LLC Series 2024-R1 Class A1, 4% 10/25/2054 (c)		295,819	289,849
CFMT LLC Series 2024-R1 Class A2, 4% 10/25/2054 (c)		150,000	142,941
Chase Home Lending Mortgage Trust Series 2024-7 Class A11, U.S. 30-Day Avg. SOFR Index + 1.3%, 5.6484% 6/25/2055 (b)(c)(d)		4,203,238	4,211,730
Chase Home Lending Mortgage Trust Series 2024-RPL2 Class A1A, 3.25% 8/25/2064 (c)(d)		3,559,567	3,210,973
Chase Home Lending Mortgage Trust Series 2024-RPL3 Class A1A, 3.25% 9/25/2064 (c)		1,917,464	1,724,629
Chase Home Lending Mortgage Trust Series 2024-RPL4 Class A1A, 3.375% 12/25/2064 (c)		10,434,259	9,406,747
Chase Mortgage Finance Trust Series Series 2007-A1 Class 3A1, 5.8298% 2/25/2037 (d)		302,791	291,609
Chase Mortgage Finance Trust Series Series 2007-A2 Class 2A1, 6.2252% 6/25/2035 (d)		6,294	6,113
Chase Mortgage Finance Trust Series Series 2007-S5 Class 1A10, 6% 7/25/2037		2,465,942	1,064,526
CHL Mortgage Pass-Through Trust Series 2006-17 Class A6, 6% 12/25/2036		14,022	5,948
CHL Mortgage Pass-Through Trust Series 2007-16 Class A1, 6.5% 10/25/2037		213,988	86,107
CHL Mortgage Pass-Through Trust Series 2007-3 Class A17, 6% 4/25/2037		963,754	439,371
CHL Mortgage Pass-Through Trust Series 2007-4 Class 1A47, 6% 5/25/2037		733,883	318,150
CHL Mortgage Pass-Through Trust Series 2007-8 Class 1A12, 5.875% 1/25/2038		844,113	345,984
CHL Mortgage Pass-Through Trust Series 2007-8 Class 1A24, 6% 1/25/2038		261,127	109,308
CHL Mortgage Pass-Through Trust Series 2007-9 Class A1, 5.75% 7/25/2037		53,231	24,572
CHL Mortgage Pass-Through Trust Series 2007-9 Class A11, 5.75% 7/25/2037		29,117	13,520
CIM Trust Series 2021-INV1 Class A8, 2.5% 7/1/2051 (c)		4,281,037	3,826,206
CIM Trust Series 2021-R1 Class A2, 2.4% 8/25/2056 (c)		3,574,126	3,270,913
Cim Trust Series 2021-R3 Class A1A, 1.951% 6/25/2057 (c)		946,129	870,785
CIM Trust Series 2021-R4 Class A1A, 2% 5/1/2061 (c)		5,001,192	4,624,803
CIM Trust Series 2021-R5 Class A1A, 2% 8/25/2061 (c)(d)		5,109,625	4,445,058
CIM Trust Series 2024-R1 Class A1, 4.75% 6/25/2064 (c)		7,537,891	7,434,207
CIM Trust Series 2025-I1 Class A1, 5.655% 10/25/2069 (c)		4,791,731	4,831,189
CIM Trust Series 2025-I1 Class M1, 6.441% 10/25/2069 (c)(d)		690,000	698,964
CIM Trust Series 2025-R1 Class A1, 5% 2/25/2099 (c)		5,080,812	5,033,828
Citigroup Mortgage Loan Trust Series 2004-HYB4 Class AA, CME Term SOFR 1 month Index + 0.4445%, 4.767% 12/25/2034 (b)(d)		435	408
Citigroup Mortgage Loan Trust Series 2004-UST1 Class A3, 6.9144% 8/25/2034 (d)		703	680
Citigroup Mortgage Loan Trust Series 2005-9 Class 22A1, 6% 11/25/2035		818,141	783,959
Citigroup Mortgage Loan Trust Series 2007-6 Class 2A1, CME Term SOFR 1 month Index + 0.6145%, 4.937% 5/25/2037 (b)(d)		67,581	64,834
Citigroup Mortgage Loan Trust Series 2009-12 Class 5A2, 2.5508% 7/25/2037 (c)(d)		355,583	160,240
Citigroup Mortgage Loan Trust Series 2022-A Class A1, 9.17% 9/25/2062 (c)		225,411	225,858
Citigroup Mortgage Loan Trust Series 2024-1 Class A11, U.S. 30-Day Avg. SOFR Index + 1.35%, 5.6984% 7/25/2054 (b)(c)(d)		4,622,906	4,635,345
Citigroup Mortgage Loan Trust Series 2024-RP2 Class A1, 4.1% 2/25/2063 (c)		6,901,298	6,593,214
Citigroup Mortgage Loan Trust Series 2024-RP2 Class A2, 4.231% 2/25/2063 (c)(d)		593,449	513,790
Citigroup Mortgage Loan Trust Series 2024-RP2 Class B1, 3.7529% 2/25/2063 (c)(d)		179,547	135,234
Citigroup Mortgage Loan Trust Series 2024-RP2 Class B2, 0% 2/25/2063 (c)(d)		64,822	46,176
Citigroup Mortgage Loan Trust Series 2024-RP2 Class B3, 0% 2/25/2063 (c)(d)(i)		164,547	20,629
Citigroup Mortgage Loan Trust Series 2024-RP2 Class B4, 0% 2/25/2063 (c)(d)(i)		298,199	24,903
Citigroup Mortgage Loan Trust Series 2024-RP2 Class M1, 4.231% 2/25/2063 (c)(d)		398,943	333,109
Citigroup Mortgage Loan Trust Series 2024-RP2 Class M2, 4.231% 2/25/2063 (c)(d)		304,204	241,827
Citigroup Mortgage Loan Trust Series 2024-RP2 Class SA, 0% 2/25/2063 (c)(d)(j)		9,726	9,399
Citigroup Mortgage Loan Trust Series 2024-RP2 Class X, 0% 2/25/2063 (c)(d)(h)(j)		8,905,171	5,343
Citigroup Mortgage Loan Trust Series 2025-RP1 Class A1, 4.028% 1/25/2064 (c)(d)		8,917,552	8,349,624
Citigroup Mortgage Loan Trust Series 2025-RP1 Class A2, 0% 1/25/2064 (c)(d)		404,415	295,250
Citigroup Mortgage Loan Trust Series 2025-RP1 Class B1, 0% 1/25/2064 (c)(d)		161,766	93,803
Citigroup Mortgage Loan Trust Series 2025-RP1 Class B2, 0% 1/25/2064 (c)(d)		102,463	52,122
Citigroup Mortgage Loan Trust Series 2025-RP1 Class B3, 0% 1/25/2064 (c)(d)(j)		129,413	53,799
Citigroup Mortgage Loan Trust Series 2025-RP1 Class B4, 0% 1/25/2064 (c)(d)(j)		123,021	38,945
Citigroup Mortgage Loan Trust Series 2025-RP1 Class M1, 0% 1/25/2064 (c)(d)		345,112	242,825
Citigroup Mortgage Loan Trust Series 2025-RP1 Class M2, 0% 1/25/2064 (c)(d)		215,665	138,894
Citigroup Mortgage Loan Trust Series 2025-RP1 Class SA, 0% 1/25/2064 (c)(d)		18,854	16,688
Citigroup Mortgage Loan Trust Series 2025-RP1 Class X, 0% 1/25/2064 (c)(d)(j)		10,399,830	1,039
CitiMortgage Alternative Loan Trust Series 2007-A6 Class 1A21, 5.5% 6/25/2037		131,651	108,660
Colt Mortgage Loan Trust Series 2022-1 Class B2, 4.148% 12/27/2066 (c)(d)		152,000	135,085
Colt 2023-1 Mortgage Loan Trust Series 2023-1 Class B1, 8.0062% 4/25/2068 (c)(d)		288,000	289,588
COLT 2023-2 Mortgage Loan Trust Series 2023-2 Class B1, 7.9521% 7/25/2068 (c)(d)		1,738,000	1,746,546
Colt 2023-3 Mortgage Loan Trust Series 2023-3 Class B1, 7.853% 9/25/2068 (c)(d)		1,283,000	1,289,311
COLT Mortgage Loan Trust Series 2021-5 Class A1, 1.726% 11/26/2066 (c)		343,004	310,476
COLT Mortgage Loan Trust Series 2022-5 Class B1, 4.7478% 3/25/2067 (c)(d)		116,000	109,149
COLT Mortgage Loan Trust Series 2022-8 Class B1, 6.4811% 8/25/2067 (c)(d)		100,000	99,655
COLT Mortgage Loan Trust Series 2024-3 Class A1, 6.393% 6/25/2069 (c)		1,709,354	1,731,419
COLT Mortgage Loan Trust Series 2024-6 Class A1, 5.39% 11/25/2069 (c)		797,816	799,881
COLT Mortgage Loan Trust Series 2024-INV2 Class A1, 6.421% 5/25/2069 (c)(g)		802,813	813,642
COLT Mortgage Loan Trust Series 2025-7 Class A1, 5.47% 6/25/2070 (c)(g)		682,055	686,445
COLT Mortgage Loan Trust Series 2025-8 Class A1, 5.48% 8/25/2070 (c)		364,988	367,374
Connecticut Avenue Securities Trust Series 2019-R07 Class 1B1, U.S. 30-Day Avg. SOFR Index + 3.5145%, 7.8629% 10/25/2039 (b)(c)(d)		2,876,623	2,939,815
Connecticut Avenue Securities Trust Series 2022-R03 Class 1B1, U.S. 30-Day Avg. SOFR Index + 6.25%, 10.5984% 3/25/2042 (b)(c)(d)		130,000	139,713
Connecticut Avenue Securities Trust Series 2022-R08 Class 1B1, U.S. 30-Day Avg. SOFR Index + 5.6%, 9.9484% 7/25/2042 (b)(c)(d)		1,500,000	1,611,057
Connecticut Avenue Securities Trust Series 2023-R01 Class 1M1, U.S. 30-Day Avg. SOFR Index + 2.4%, 6.7497% 12/25/2042 (b)(c)(d)		628,868	643,012
Connecticut Avenue Securities Trust Series 2023-R06 Class 1M2, U.S. 30-Day Avg. SOFR Index + 2.7%, 7.0484% 7/25/2043 (b)(c)(d)		2,500,000	2,582,598
Connecticut Avenue Securities Trust Series 2024-R05 Class 2M2, U.S. 30-Day Avg. SOFR Index + 1.7%, 6.0484% 7/25/2044 (b)(c)(d)		250,000	251,105
Coopr Residential Mortgage Trust 2025-Ces2 Series 2025-CES2 Class A1A, 5.502% 6/25/2060 (c)(d)		5,886,236	5,923,885
Countrywide Home Loans Inc Series 2003-J3 Class 2A1, 6.25% 12/25/2033		273	293
Countrywide Home Loans Inc Series 2004-3 Class A25, 5.75% 4/25/2034		1,542	1,491
Countrywide Home Loans Inc Series 2004-5 Class 2A9, 5.25% 5/25/2034		1,671	1,623
Countrywide Home Loans Inc Series 2005-22 Class 2A1, 5.1513% 11/25/2035 (d)		3,852	3,223
Countrywide Home Loans Inc Series 2005-R1 Class 1AF2, CME Term SOFR 1 month Index + 0.4745%, 4.797% 3/25/2035 (b)(c)(d)		914,930	889,381
Countrywide Home Loans Inc Series 2005-R2 Class 1AF1, CME Term SOFR 1 month Index + 0.34%, 4.777% 6/25/2035 (b)(c)(d)		35,425	34,170
Countrywide Home Loans Inc Series 2006-OA2 Class A5, CME Term SOFR 1 month Index + 0.5745%, 4.9149% 5/20/2046 (b)(d)		552,569	480,033
Countrywide Home Loans Inc Series 2007-11 Class A1, 6% 8/25/2037		1,437,919	598,442
Credit Suisse Mortgage Trust Series 2021-RP11 Class PT, 3.732% 10/25/2061 (c)(d)		6,849,943	5,624,179
Cross Mortgage Trust Series 2023-H2 Class A1A, 7.135% 11/25/2068 (c)(g)		77,638	78,799
Cross Mortgage Trust Series 2024-H2 Class A1, 6.093% 4/25/2069 (c)		698,504	703,940
Cross Mortgage Trust Series 2024-H3 Class A1, 6.272% 6/25/2069 (c)		896,672	906,113
Cross Mortgage Trust Series 2024-H4 Class A1, 6.147% 7/25/2069 (c)(d)		1,838,124	1,856,963
Cross Mortgage Trust Series 2024-H7 Class A1, 5.585% 11/25/2069 (c)(d)		1,413,482	1,421,197
Cross Mortgage Trust Series 2025-H1 Class A1, 5.735% 2/25/2070 (c)(d)		1,542,586	1,555,944
Cross Mortgage Trust Series 2025-H1 Class M1, 6.48% 2/25/2070 (c)		162,000	164,321
Cross Mortgage Trust Series 2025-H4 Class A1, 5.596% 6/25/2070 (c)(d)		2,930,600	2,954,354
CSMC 2021-RPL4 Trust Series 2021-RPL4 Class A1, 4.1344% 12/27/2060 (c)(d)		3,542,455	3,636,892
CSMC 2022-ATH3 Series 2022-ATH3 Class B1, 7.1% 8/25/2067 (c)		173,000	172,149
CSMC Mortgage-Backed Trust Series 2006-4 Class 4A1, 7% 5/25/2036		345,757	86,885
CSMC Mortgage-Backed Trust Series 2006-6 Class 1A8, 6% 7/25/2036		1,932,335	878,123
CSMC Series 2014-10R Class 5A2, 4.4537% 5/27/2036 (c)(d)(j)		196,297	67,033
CSMC Trust Series 2005-10 Class 10A4, 6% 11/25/2035		5,851	1,409
CSMC Trust Series 2005-10 Class 6A13, 5.5% 11/25/2035		5,007	1,730
CSMC Trust Series 2005-12 Class 2A1, 6.5% 1/25/2036		1,863,142	987,167
CSMC Trust Series 2015-1R Class 6A1, CME Term SOFR 1 month Index + 0.3945%, 4.3477% 5/27/2037 (b)(c)(d)		46,943	46,649
CSMC Trust Series 2015-6R Class 5A2, CME Term SOFR 1 month Index + 0.2945%, 3.8148% 3/27/2036 (b)(c)(d)(j)		57,055	48,675
CSMC Trust Series 2021-NQM8 Class A1, 1.841% 10/25/2066 (c)		7,730,816	7,115,935
CSMC Trust Series 2021-RP11 Class CERT, 3.7778% 10/27/2061 (c)		289,748	224,345
CSMC Trust Series 2021-RPL2 Class A1, 2% 1/25/2060 (c)		5,773,831	5,069,737
CSMC Trust Series 2022-NQM3 Class A1B, 4.265% 3/25/2067 (c)		146,000	144,280
CSMC Trust Series 2022-NQM6 Class PT, 9.6045% 12/25/2067 (c)(d)		426,806	428,443
CSMC Trust Series 2022-RPL1 Class A1, 4.15% 4/25/2061 (c)(d)		5,838,228	5,390,862
CSMC Trust Series 2022-RPL1 Class PT, 4.5958% 4/25/2061 (c)(d)		7,442,388	6,441,778
CSMCM Trust Series 2022-RPL1 Class CERT, 4.231% 4/25/2061 (c)		312,828	260,097
CWALT, Inc. Alternative Loan Trust Series 2006-OA17 Class 1A1D, CME Term SOFR 1 month Index + 0.4045%, 4.7449% 12/20/2046 (b)		878,297	796,892
CWALT, Inc. Alternative Loan Trust Series 2006-OC10 Class 2A3, CME Term SOFR 1 month Index + 0.46%, 4.897% 11/25/2036 (b)(d)		2,195,349	1,956,917
CWALT, Inc. Alternative Loan Trust Series 2006-OC7 Class 2A3, CME Term SOFR 1 month Index + 0.6145%, 4.937% 7/25/2046 (b)		594,417	551,283
Deephaven Residential Mortgage Trust Series 2022-2 Class M1, 4.3058% 3/25/2067 (c)(d)		100,000	85,586
Deephaven Residential Mortgage Trust Series 2022-3 Class M1, 5.2654% 7/25/2067 (c)(d)		200,000	198,441
Deephaven Residential Mortgage Trust Series 2024-1 Class A1, 5.735% 7/25/2069 (c)		624,169	627,916
Deutsche Mortgage Securities Inc Mortgage Loan Trust Series 2006-PR1 Class CWA1, 6% 6/25/2035 (c)(d)		61,090	31,225
Efmt 2025-Nqm2 Series 2025-NQM2 Class A1, 5.596% 6/25/2070 (c)		5,743,120	5,791,722
EFMT Series 2024-NQM1 Class A1A, 5.708% 11/25/2069 (c)		1,207,642	1,217,083
EFMT Series 2025-INV1 Class A1, 5.626% 3/25/2070 (c)(d)		369,599	372,660
EFMT Series 2025-INV2 Class A1, 5.387% 5/26/2070 (c)		1,178,017	1,184,362
EFMT Series 2025-INV3 Class A1, 5.444% 7/25/2070 (c)		4,418,234	4,449,854
Ellington Financial Mortgage Trust Series 2022-4 Class B2, 5.9019% 9/25/2067 (c)(d)		111,000	107,676
Fannie Mae Guaranteed REMIC Series 1999-47 Class JZ, 8% 9/18/2029		753	771
Fannie Mae Guaranteed REMIC Series 2000-8 Class Z, 7.5% 2/20/2030		772	809
Fannie Mae Guaranteed REMIC Series 2001-14 Class Z, 6% 5/25/2031		472	480
Fannie Mae Guaranteed REMIC Series 2001-16 Class Z, 6% 5/25/2031		515	529
Fannie Mae Guaranteed REMIC Series 2001-36 Class ST, 8.3855% - U.S. 30-Day Avg. SOFR Index 4.0371% 11/25/2030 (d)(h)		1,042	95
Fannie Mae Guaranteed REMIC Series 2001-72 Class SB, 7.3855% - U.S. 30-Day Avg. SOFR Index 3.0371% 12/25/2031 (d)(h)		2,758	217
Fannie Mae Guaranteed REMIC Series 2001-81 Class HE, 6.5% 1/25/2032		4,877	5,056
Fannie Mae Guaranteed REMIC Series 2001-T12 Class IO, 0.4988% 8/25/2041 (d)(h)		149,662	915
Fannie Mae Guaranteed REMIC Series 2001-W3 Class A, 7% 9/25/2041 (d)		2,424	2,385
Fannie Mae Guaranteed REMIC Series 2002-19 Class SC, U.S. 30-Day Avg. SOFR Index x 13.9747%, 6.3721% 3/17/2032 (b)(d)		28	28
Fannie Mae Guaranteed REMIC Series 2002-56 Class PE, 6% 9/25/2032		6,457	6,687
Fannie Mae Guaranteed REMIC Series 2002-86 Class PG, 6% 12/25/2032		4,608	4,764
Fannie Mae Guaranteed REMIC Series 2002-T16 Class A2, 7% 7/25/2042		8,147	8,528
Fannie Mae Guaranteed REMIC Series 2002-T4 Class A2, 7% 12/25/2041		4,461	4,630
Fannie Mae Guaranteed REMIC Series 2002-T4 Class A4, 9.5% 12/25/2041		7,724	8,444
Fannie Mae Guaranteed REMIC Series 2002-T4 Class IO, 0.3991% 12/25/2041 (d)(h)		377,219	2,348
Fannie Mae Guaranteed REMIC Series 2002-W10 Class IO, 0.9005% 8/25/2042 (d)(h)		32,493	324
Fannie Mae Guaranteed REMIC Series 2002-W7 Class IO1, 0.8676% 6/25/2029 (d)(h)		57,882	756
Fannie Mae Guaranteed REMIC Series 2003-130 Class HZ, 6% 1/25/2034		115,749	121,180
Fannie Mae Guaranteed REMIC Series 2003-47 Class PE, 5.75% 6/25/2033		3,831	3,952
Fannie Mae Guaranteed REMIC Series 2003-64 Class SX, U.S. 30-Day Avg. SOFR Index x 13.4638%, 2.6005% 7/25/2033 (b)(d)		244	243
Fannie Mae Guaranteed REMIC Series 2003-W3 Class 2A5, 5.356% 6/25/2042		161	163
Fannie Mae Guaranteed REMIC Series 2003-W6 Class 1A41, 5.398% 10/25/2042		1,818	1,829
Fannie Mae Guaranteed REMIC Series 2004-72 Class F, U.S. 30-Day Avg. SOFR Index + 0.6145%, 4.9629% 9/25/2034 (b)(d)		545	546
Fannie Mae Guaranteed REMIC Series 2004-T1 Class 1A1, 6% 1/25/2044		2,974	3,040
Fannie Mae Guaranteed REMIC Series 2004-T2 Class 1A3, 7% 11/25/2043		2,280	2,336
Fannie Mae Guaranteed REMIC Series 2004-T2 Class 1A4, 7.5% 11/25/2043		2,369	2,404
Fannie Mae Guaranteed REMIC Series 2004-T3 Class 1IO4, 0.6055% 2/25/2044 (d)(h)		56,803	323
Fannie Mae Guaranteed REMIC Series 2004-W11 Class 1IO1, 0.3458% 5/25/2044 (d)(h)		184,828	1,278
Fannie Mae Guaranteed REMIC Series 2004-W2 Class 1A, 6% 2/25/2044		1,830	1,866
Fannie Mae Guaranteed REMIC Series 2004-W2 Class 2A2, 7% 2/25/2044		449	465
Fannie Mae Guaranteed REMIC Series 2004-W8 Class 3A, 7.5% 6/25/2044		923	958
Fannie Mae Guaranteed REMIC Series 2004-W9 Class 1A3, 6.05% 2/25/2044		3,973	4,105
Fannie Mae Guaranteed REMIC Series 2005-19 Class PB, 5.5% 3/25/2035		22,353	22,903
Fannie Mae Guaranteed REMIC Series 2005-51 Class MO, 0% 6/25/2035 (i)		469	339
Fannie Mae Guaranteed REMIC Series 2005-53 Class CS, 6.5855% - U.S. 30-Day Avg. SOFR Index 2.2371% 6/25/2035 (d)(h)		2,867	207
Fannie Mae Guaranteed REMIC Series 2005-72 Class WS, 6.6355% - U.S. 30-Day Avg. SOFR Index 2.2871% 8/25/2035 (d)(h)		1,144	76
Fannie Mae Guaranteed REMIC Series 2005-79 Class ZC, 5.9% 9/25/2035		122,457	124,175
Fannie Mae Guaranteed REMIC Series 2005-84 Class XM, 5.75% 10/25/2035		683	707
Fannie Mae Guaranteed REMIC Series 2005-W4 Class 1A1, 6% 8/25/2045		1,905	1,939
Fannie Mae Guaranteed REMIC Series 2006-20 Class IB, 6.4755% - U.S. 30-Day Avg. SOFR Index 2.1271% 4/25/2036 (d)(h)		2,687	256
Fannie Mae Guaranteed REMIC Series 2006-27 Class OB, 0% 4/25/2036 (i)		11,684	9,668
Fannie Mae Guaranteed REMIC Series 2006-77 Class PC, 6.5% 8/25/2036		1,295	1,349
Fannie Mae Guaranteed REMIC Series 2006-9 Class KZ, 6% 3/25/2036		2,830	2,931
Fannie Mae Guaranteed REMIC Series 2007-54 Class IB, 6.2955% - U.S. 30-Day Avg. SOFR Index 1.9471% 6/25/2037 (d)(h)		46,308	4,188
Fannie Mae Guaranteed REMIC Series 2007-71 Class GZ, 6% 7/25/2047		1,588	1,641
Fannie Mae Guaranteed REMIC Series 2008-62 Class SM, 6.0855% - U.S. 30-Day Avg. SOFR Index 1.7371% 7/25/2038 (d)(h)		8,768	877
Fannie Mae Guaranteed REMIC Series 2008-91 Class SI, 5.8855% - U.S. 30-Day Avg. SOFR Index 1.5371% 3/25/2038 (d)(h)		4,664	173
Fannie Mae Guaranteed REMIC Series 2009-112 Class ST, 6.1355% - U.S. 30-Day Avg. SOFR Index 1.7871% 1/25/2040 (d)(h)		4,861	458
Fannie Mae Guaranteed REMIC Series 2009-112 Class SW, 6.1355% - U.S. 30-Day Avg. SOFR Index 1.7871% 1/25/2040 (d)(h)		3,196	301
Fannie Mae Guaranteed REMIC Series 2009-52 Class PI, 5% 7/25/2039 (h)		2,814	393
Fannie Mae Guaranteed REMIC Series 2010-10 Class NT, 5% 2/25/2040		11,951	12,145
Fannie Mae Guaranteed REMIC Series 2010-129 Class PZ, 4.5% 11/25/2040		36,314	34,186
Fannie Mae Guaranteed REMIC Series 2010-135 Class ZA, 4.5% 12/25/2040		380,900	366,681
Fannie Mae Guaranteed REMIC Series 2010-150 Class ZC, 4.75% 1/25/2041		488,866	484,163
Fannie Mae Guaranteed REMIC Series 2010-70 Class SA, U.S. 30-Day Avg. SOFR Index x 91.2217%, 6% 4/25/2038 (b)(d)(h)		9,391	1,765
Fannie Mae Guaranteed REMIC Series 2011-126 Class KB, 4% 12/25/2041		152,423	149,019
Fannie Mae Guaranteed REMIC Series 2011-19 Class ZY, 6.5% 7/25/2036		2,420	2,576
Fannie Mae Guaranteed REMIC Series 2011-4 Class PZ, 5% 2/25/2041		201,532	200,735
Fannie Mae Guaranteed REMIC Series 2012-100 Class WI, 3% 9/25/2027 (h)		67,245	1,332
Fannie Mae Guaranteed REMIC Series 2012-148 Class IE, 3% 1/25/2033 (h)		51,189	3,551
Fannie Mae Guaranteed REMIC Series 2012-149 Class DA, 1.75% 1/25/2043		319,363	298,430
Fannie Mae Guaranteed REMIC Series 2012-149 Class GA, 1.75% 6/25/2042		416,543	389,741
Fannie Mae Guaranteed REMIC Series 2012-46 Class KI, 3.5% 5/25/2027 (h)		3,530	65
Fannie Mae Guaranteed REMIC Series 2013-13 Class IK, 2.5% 3/25/2028 (h)		24,177	487
Fannie Mae Guaranteed REMIC Series 2013-133 Class IB, 3% 4/25/2032 (h)		957	4
Fannie Mae Guaranteed REMIC Series 2013-134 Class SA, 5.9355% - U.S. 30-Day Avg. SOFR Index 1.5871% 1/25/2044 (d)(h)		62,706	7,277
Fannie Mae Guaranteed REMIC Series 2013-44 Class DJ, 1.85% 5/25/2033		3,657,953	3,396,906
Fannie Mae Guaranteed REMIC Series 2015-42 Class IL, 6% 6/25/2045 (h)		323,926	46,460
Fannie Mae Guaranteed REMIC Series 2015-70 Class JC, 3% 10/25/2045		283,520	271,100
Fannie Mae Guaranteed REMIC Series 2016-33 Class JA, 3% 7/25/2045		176,242	168,105
Fannie Mae Guaranteed REMIC Series 2016-38, 3% 1/25/2046		143,040	133,663
Fannie Mae Guaranteed REMIC Series 2017-30 Class AI, 5.5% 5/25/2047 (h)		197,375	28,040
Fannie Mae Guaranteed REMIC Series 2017-32 Class PA, 2.7% 5/25/2047		10,586,774	9,693,345
Fannie Mae Guaranteed REMIC Series 2017-37 Class AB, 2.55% 9/25/2046		2,082,265	1,924,159
Fannie Mae Guaranteed REMIC Series 2019-20 Class H, 3.5% 5/25/2049		158,034	143,075
Fannie Mae Guaranteed REMIC Series 2019-51 Class AF, U.S. 30-Day Avg. SOFR Index + 0.5145%, 4.8284% 9/25/2049 (b)(d)		657,041	652,235
Fannie Mae Guaranteed REMIC Series 2020-46 Class KB, 1.25% 6/25/2050		5,930,441	4,617,536
Fannie Mae Guaranteed REMIC Series 2021-45 Class DA, 3% 7/25/2051		345,427	304,261
Fannie Mae Guaranteed REMIC Series 2021-66 Class DA, 2% 1/25/2048		202,568	169,608
Fannie Mae Guaranteed REMIC Series 2021-66 Class DM, 2% 1/25/2048		215,272	180,245
Fannie Mae Guaranteed REMIC Series 2021-77 Class CH, 1.5% 8/25/2050		248,247	206,832
Fannie Mae Guaranteed REMIC Series 2021-85 Class L, 2.5% 8/25/2048		177,349	157,345
Fannie Mae Guaranteed REMIC Series 2021-95 Class BA, 2.5% 6/25/2049		2,905,864	2,548,740
Fannie Mae Guaranteed REMIC Series 2021-95, 2.5% 9/25/2048		1,916,286	1,706,236
Fannie Mae Guaranteed REMIC Series 2021-96 Class HA, 2.5% 2/25/2050		282,445	246,333
Fannie Mae Guaranteed REMIC Series 2022-1 Class KA, 3% 5/25/2048		941,904	868,219
Fannie Mae Guaranteed REMIC Series 2022-11 Class B, 3% 6/25/2049		805,461	749,547
Fannie Mae Guaranteed REMIC Series 2022-13 Class HA, 3% 8/25/2046		622,967	585,411
Fannie Mae Guaranteed REMIC Series 2022-18 Class DL, 3.25% 7/25/2046		1,682,537	1,609,763
Fannie Mae Guaranteed REMIC Series 2022-3 Class D, 2% 2/25/2048		2,771,814	2,475,792
Fannie Mae Guaranteed REMIC Series 2022-3 Class N, 2% 10/25/2047		7,531,856	6,656,543
Fannie Mae Guaranteed REMIC Series 2022-4 Class B, 2.5% 5/25/2049		203,256	178,711
Fannie Mae Guaranteed REMIC Series 2022-49 Class TC, 4% 12/25/2048		813,770	799,857
Fannie Mae Guaranteed REMIC Series 2022-5 Class DA, 2.25% 11/25/2047		2,805,437	2,507,050
Fannie Mae Guaranteed REMIC Series 2022-53 Class FG, U.S. 30-Day Avg. SOFR Index + 0.8%, 5.1484% 8/25/2052 (b)(d)		2,780,900	2,736,847
Fannie Mae Guaranteed REMIC Series 2022-56 Class FJ, U.S. 30-Day Avg. SOFR Index + 0.8%, 5.1484% 9/25/2052 (b)(d)		5,884,910	5,791,685
Fannie Mae Guaranteed REMIC Series 2022-64 Class GF, U.S. 30-Day Avg. SOFR Index + 0.8%, 5.1484% 10/25/2052 (b)(d)		1,960,765	1,935,079
Fannie Mae Guaranteed REMIC Series 2022-67 Class FA, U.S. 30-Day Avg. SOFR Index + 0.8%, 5.1484% 10/25/2052 (b)(d)		6,917,050	6,807,311
Fannie Mae Guaranteed REMIC Series 2022-7 Class A, 3% 5/25/2048		1,332,435	1,228,644
Fannie Mae Guaranteed REMIC Series 2022-7 Class E, 2.5% 11/25/2047		2,771,548	2,506,558
Fannie Mae Guaranteed REMIC Series 2022-9 Class DJ, 3.25% 3/25/2049		953,017	894,009
Fannie Mae Guaranteed REMIC Series 2023-54 Class FD, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.7984% 11/25/2053 (b)(d)		3,950,950	3,984,757
Fannie Mae Guaranteed REMIC Series 2023-56 Class FC, U.S. 30-Day Avg. SOFR Index + 1.5%, 5.8484% 11/25/2053 (b)(d)		547,583	552,069
Fannie Mae Guaranteed REMIC Series 2024-38 Class AF, U.S. 30-Day Avg. SOFR Index + 0.78%, 5.0939% 12/25/2047 (b)(d)		1,838,938	1,842,516
Fannie Mae Guaranteed REMIC Series 2024-38 Class FA, U.S. 30-Day Avg. SOFR Index + 0.8%, 5.1139% 1/25/2051 (b)(d)		731,476	733,502
Fannie Mae Guaranteed REMIC Series 2024-41 Class FB, U.S. 30-Day Avg. SOFR Index + 1.53%, 5.8784% 7/25/2054 (b)(d)		2,034,365	2,047,635
Fannie Mae Guaranteed REMIC Series 2024-54 Class FC, U.S. 30-Day Avg. SOFR Index + 0.97%, 5.3184% 8/25/2054 (b)(d)		2,887,305	2,894,740
Fannie Mae Guaranteed REMIC Series 2024-76 Class QF, U.S. 30-Day Avg. SOFR Index + 1.1%, 5.4484% 11/25/2054 (b)(d)		44,498,317	44,407,591
Fannie Mae Guaranteed REMIC Series 2024-90 Class FD, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.5484% 12/25/2054 (b)(d)		6,903,138	6,911,561
Fannie Mae Guaranteed REMIC Series 2024-93 Class FG, U.S. 30-Day Avg. SOFR Index + 1.1%, 5.4484% 12/25/2054 (b)(d)		1,528,197	1,529,149
Fannie Mae Guaranteed REMIC Series 2025-4 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.5484% 12/25/2053 (b)(d)		9,392,453	9,412,009
Fannie Mae Guaranteed REMIC Series 2025-66 Class FK, U.S. 30-Day Avg. SOFR Index + 1.18%, 5.5284% 8/25/2055 (b)(d)		8,120,114	8,137,613
Fannie Mae Mortgage pass-thru certificates Series 1997-11 Class E, 7% 3/18/2027		24	24
Fannie Mae Mortgage pass-thru certificates Series 1997-20 Class D, 7% 3/17/2027		4	4
Fannie Mae Mortgage pass-thru certificates Series 1997-42 Class EG, 8% 7/18/2027		139	142
Fannie Mae Mortgage pass-thru certificates Series 1997-63 Class ZA, 6.5% 9/18/2027		23	23
Fannie Mae Mortgage pass-thru certificates Series 2002-T19 Class A1, 6.5% 7/25/2042		6,676	6,888
Fannie Mae Mortgage pass-thru certificates Series 2003-22 Class Z, 6% 4/25/2033		3,575	3,670
Fannie Mae Mortgage pass-thru certificates Series 2003-25 Class KP, 5% 4/25/2033		12,595	12,743
Fannie Mae Mortgage pass-thru certificates Series 2003-W4 Class 2A, 5.1037% 10/25/2042 (d)		1,295	1,312
Fannie Mae Mortgage pass-thru certificates Series 2013-51 Class GI, 3% 10/25/2032 (h)		190,921	6,867
Fannie Mae Mortgage pass-thru certificates Series 2020-56 Class AH, 2% 5/25/2045		1,116,019	1,057,244
Fannie Mae Mortgage pass-thru certificates Series 2022-R04 Class 1B1, U.S. 30-Day Avg. SOFR Index + 5.25%, 9.5984% 3/25/2042 (b)(c)(d)		240,000	254,196
Fannie Mae Mortgage pass-thru certificates Series 2024-100 Class EF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.5484% 6/25/2054 (b)(d)		3,253,253	3,259,281
Fannie Mae Mortgage pass-thru certificates Series 2025-1 Class FD, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.5484% 2/25/2055 (b)(d)		8,979,045	8,999,837
Fannie Mae Mortgage pass-thru certificates Series 2025-18 Class FM, U.S. 30-Day Avg. SOFR Index + 0.9%, 5.2484% 9/25/2054 (b)(d)		9,731,117	9,741,895
Fannie Mae Mortgage pass-thru certificates Series 2025-18 Class MA, 0.5% 9/25/2054		6,765,443	5,700,162
Fannie Mae Mortgage pass-thru certificates Series 2025-33 Class FC, U.S. 30-Day Avg. SOFR Index + 1.6%, 5.9484% 8/25/2054 (b)(d)		2,739,276	2,758,983
Fannie Mae Mortgage pass-thru certificates Series 2025-4 Class FH, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.5484% 9/25/2054 (b)(d)		1,617,551	1,619,361
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class AF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.7484% 2/25/2055 (b)(d)		2,565,847	2,576,195
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class DF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.7484% 9/25/2054 (b)(d)		2,604,908	2,614,378
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.5484% 2/25/2055 (b)(d)		3,329,358	3,338,954
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FE, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.4984% 2/25/2055 (b)(d)		1,441,404	1,443,055
Fannie Mae Series 2007-10 Class Z, 6% 2/25/2037		469	485
Fannie Mae Series 2007-109 Class YI, 6.3355% - U.S. 30-Day Avg. SOFR Index 1.9871% 12/25/2037 (d)(h)		23,038	2,175
Fannie Mae Series 2010-35 Class SB, 6.3055% - U.S. 30-Day Avg. SOFR Index 1.9571% 4/25/2040 (d)(h)		4,770	478
Fannie Mae Series 2010-95 Class ZC, 5% 9/25/2040		1,021,058	1,007,106
Fannie Mae Series 2022-30 Class E, 4.5% 7/25/2048		2,647,548	2,634,252
Fannie Mae Series 2022-9 Class BA, 3% 5/25/2048		483,054	445,368
Fannie Mae Stripped Mortgage-Backed Securities Series 2001-313 Class 1, 0% 6/25/2031 (i)		4,997	4,470
Fannie Mae Stripped Mortgage-Backed Securities Series 2007-380 Class S36, 7.7855% - U.S. 30-Day Avg. SOFR Index 3.4371% 7/25/2037 (d)(h)		1,704	258
Fannie Mae Stripped Mortgage-Backed Securities Series 2007-383 Class 68, 6.5% 9/25/2037 (h)		1,034	223
Fannie Mae Stripped Mortgage-Backed Securities Series 2007-383 Class 69, 6.5% 10/25/2037 (d)(h)		1,420	306
First Frankin Mortgage Loan Trust Series 2004-8F Class 2A3, 6% 9/25/2034		382	386
First Frankin Mortgage Loan Trust Series 2005-5F Class 8A1, CME Term SOFR 1 month Index + 0.6145%, 4.937% 6/25/2035 (b)(d)		208	201
First Frankin Mortgage Loan Trust Series 2005-5F Class 8A3, CME Term SOFR 1 month Index + 0.6145%, 4.937% 6/25/2035 (b)(d)		121	117
First Frankin Mortgage Loan Trust Series 2005-RP3 Class 2A1, 4.3021% 9/25/2035 (c)(d)		360,019	315,740
First Frankin Mortgage Loan Trust Series 2006-2F Class 3A6, 6% 2/25/2036		1,542,633	685,227
First Horizon Asset Securities Inc Series 2004-AA3 Class A1, 5.0968% 9/25/2034 (d)		745	744
First Horizon Asset Securities Inc Series 2004-AR6 Class 2A1, 4.4745% 12/25/2034 (d)		1,042	1,032
First Horizon Asset Securities Inc Series 2005-AA12 Class 2A1, 4.9442% 2/25/2036 (d)		867	541
Freddie Mac Gold Pool Series 1997-186 Class PO, 0% 8/1/2027 (i)		444	426
Freddie Mac Gold Pool Series 2012-262 Class 35, 3.5% 7/15/2042		41,326	39,411
Freddie Mac Gold Pool Series 2012-279 Class 35, 3.5% 9/15/2042		10,809	10,031
Freddie Mac Gold Pool Series 2014-323 Class 300, 3% 1/15/2044		41,138	37,174
Freddie Mac Gold Pool Series 2014-334 Class 300, 3% 8/15/2044		39,767	36,075
Freddie Mac Manufactured Housing participation certificates Series 1998-2036 Class PG, 6.5% 1/15/2028		389	396
Freddie Mac Multiclass Mortgage participation certificates Series 2014-4386 Class AZ, 4.5% 11/15/2040		350,742	345,630
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class EA, 2.5% 8/25/2048		722,880	641,814
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class GC, 2% 11/25/2047		161,853	142,528
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5164 Class M, 2.5% 7/25/2048		737,713	655,650
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2148 Class ZA, 6% 4/15/2029		97	99
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2201 Class C, 8% 11/15/2029		168	173
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2293 Class ZA, 6% 3/15/2031		467	479
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2310 Class Z, 6% 4/15/2031		83	85
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2325 Class JO, 0% 6/15/2031 (i)		549	489
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2330 Class PE, 6.5% 6/15/2031		1,259	1,307
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2410 Class QB, 6.25% 2/15/2032		2,745	2,831
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2427 Class GE, 6% 3/15/2032		6,005	6,198
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2430 Class WF, 6.5% 3/15/2032		4,118	4,292
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2466 Class DH, 6.5% 6/15/2032		441	460
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2530 Class SK, 7.9855% - U.S. 30-Day Avg. SOFR Index 3.6428% 6/15/2029 (d)(h)		1,914	113
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2534 Class SI, U.S. 30-Day Avg. SOFR Index x 20.7624%, 9.4713% 2/15/2032 (b)(d)		381	440
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2543 Class YX, 6% 12/15/2032		2,505	2,595
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2557 Class HL, 5.3% 1/15/2033		1,489	1,517
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2586 Class IO, 6.5% 3/15/2033 (h)		2,945	453
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2594 Class IV, 7% 3/15/2032 (h)		678	97
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2610 Class UI, 6.5% 5/15/2033 (h)		2,113	346
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2643 Class SA, U.S. 30-Day Avg. SOFR Index x 44.7559%, 16.5283% 3/15/2032 (b)(d)		81	101
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2656 Class AC, 6% 8/15/2033		940	965
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2699 Class W, 5.5% 11/15/2033		2,361	2,426
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2733 Class SB, 7.907% - U.S. 30-Day Avg. SOFR Index 3.9985% 10/15/2033 (d)		2,854	2,853
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2764 Class S, U.S. 30-Day Avg. SOFR Index x 13.4638%, 2.6071% 7/15/2033 (b)(d)		324	314
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2845 Class QH, 5% 8/15/2034		1,817	1,847
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2912 Class EH, 5.5% 1/15/2035		9,825	10,136
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2933 Class ZM, 5.75% 2/15/2035		248,888	253,815
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2980 Class QB, 6.5% 5/15/2035		376	391
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2995 Class FT, U.S. 30-Day Avg. SOFR Index + 0.3645%, 4.7072% 5/15/2029 (b)(d)		561	558
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2996 Class ZD, 5.5% 6/15/2035		149,236	151,362
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3184 Class YO, 0% 3/15/2036 (i)		5,601	4,693
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3187 Class Z, 5% 7/15/2036		12,504	12,652
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3201 Class IN, 6.1355% - U.S. 30-Day Avg. SOFR Index 1.7928% 8/15/2036 (d)(h)		2,424	184
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3202 Class HI, 6.5355% - U.S. 30-Day Avg. SOFR Index 2.1928% 8/15/2036 (d)(h)		8,619	728
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3237 Class C, 5.5% 11/15/2036		188,036	193,223
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3274 Class B, 6% 2/15/2037		1,354	1,424
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3305 Class IW, 6.3355% - U.S. 30-Day Avg. SOFR Index 1.9928% 4/15/2037 (d)(h)		3,084	287
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-76 Class 2A, 2.2336% 10/25/2037 (d)		5,060	4,637
Freddie Mac Multifamily Structured pass-thru certificates Series 2008-3409 Class DB, 6% 1/15/2038		4,217	4,512
Freddie Mac Multifamily Structured pass-thru certificates Series 2009-3546 Class A, 6.2464% 2/15/2039 (d)		805	820
Freddie Mac Multifamily Structured pass-thru certificates Series 2009-3592 Class BZ, 5% 10/15/2039		27,605	27,927
Freddie Mac Multifamily Structured pass-thru certificates Series 2009-3605 Class NC, 5.5% 6/15/2037		7,057	7,307
Freddie Mac Multifamily Structured pass-thru certificates Series 2009-3609 Class SA, 6.2255% - U.S. 30-Day Avg. SOFR Index 1.8828% 12/15/2039 (d)(h)		4,829	300
Freddie Mac Multifamily Structured pass-thru certificates Series 2009-3610 Class CA, 4.5% 12/15/2039		2,340	2,339
Freddie Mac Multifamily Structured pass-thru certificates Series 2010-3648 Class CY, 4.5% 3/15/2030		3,155	3,135
Freddie Mac Multifamily Structured pass-thru certificates Series 2010-3653 Class HJ, 5% 4/15/2040		1,083	1,102
Freddie Mac Multifamily Structured pass-thru certificates Series 2010-3677 Class PB, 4.5% 5/15/2040		15,604	15,622
Freddie Mac Multifamily Structured pass-thru certificates Series 2010-3737 Class DG, 5% 10/15/2030		7	6
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3855 Class AM, 6.5% 11/15/2036		1,213	1,242
Freddie Mac Multifamily Structured pass-thru certificates Series 2012-3980 Class EP, 5% 1/15/2042		1,200,616	1,235,072
Freddie Mac Multifamily Structured pass-thru certificates Series 2012-4030 Class IL, 3.5% 4/15/2027 (h)		748	9
Freddie Mac Multifamily Structured pass-thru certificates Series 2012-4060 Class TB, 2.5% 6/15/2027		42,213	41,573
Freddie Mac Multifamily Structured pass-thru certificates Series 2012-4135 Class AB, 1.75% 6/15/2042		324,140	304,674
Freddie Mac Multifamily Structured pass-thru certificates Series 2012-4146 Class KI, 3% 12/15/2032 (h)		49,279	3,410
Freddie Mac Multifamily Structured pass-thru certificates Series 2013-4149 Class IO, 3% 1/15/2033 (h)		116,427	7,540
Freddie Mac Multifamily Structured pass-thru certificates Series 2014-4314 Class AI, 5% 3/15/2034 (h)		33	0
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4427 Class LI, 3.5% 2/15/2034 (h)		103,947	3,333
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4471 Class PA, 4% 12/15/2040		75,986	75,513
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4683 Class LM, 3% 5/15/2047		394,553	380,546
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-4765 Class PZ, 3% 1/15/2048		1,877,957	1,501,592
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-4796 Class CZ, 4% 5/15/2048		291,280	272,043
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-4830 Class WZ, 4% 9/15/2048		292,376	272,746
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-4960 Class PB, 1.5% 10/25/2049		1,691,612	1,386,771
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5001 Class A, 2% 1/25/2045		670,836	631,030
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5002 Class TJ, 2% 7/25/2050		1,519,168	1,281,555
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5018 Class LC, 3% 10/25/2040		373,103	338,021
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5169 Class TP, 2.5% 6/25/2049		732,798	641,160
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5175 Class CB, 2.5% 4/25/2050		1,028,804	902,498
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5180 Class KA, 2.5% 10/25/2047		202,201	182,127
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5182 Class A, 2.5% 10/25/2048		1,362,248	1,211,636
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class DA, 2.5% 5/25/2049		739,616	648,717
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class TP, 2.5% 5/25/2049		640,333	561,586
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class BA, 2.5% 11/25/2047		706,667	636,042
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class CA, 2.5% 5/25/2049		536,996	470,821
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5191 Class CA, 2.5% 4/25/2050		237,565	205,085
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5196 Class ME, 1.75% 2/25/2052		2,977,529	2,660,292
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class A, 2.5% 6/25/2049		536,999	470,821
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class DA, 2.5% 11/25/2047		536,075	482,967
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047		2,592,583	2,350,152
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class AG, 3% 1/25/2049		362,593	332,660
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class LB, 2.5% 10/25/2047		575,405	519,182
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5209 Class EA, 3% 8/25/2050		1,367,897	1,265,803
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5209 Class EJ, 3% 8/25/2050		1,367,897	1,265,803
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5330 Class FA, U.S. 30-Day Avg. SOFR Index + 1.05%, 5.3984% 8/25/2053 (b)(d)		2,943,781	2,940,880
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5354 Class FC, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.7984% 10/25/2053 (b)(d)		1,640,901	1,657,609
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5425 Class FK, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.5484% 6/25/2054 (b)(d)		2,137,961	2,143,507
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5426 Class AF, U.S. 30-Day Avg. SOFR Index + 0.9%, 5.2139% 3/15/2050 (b)(d)		2,057,168	2,064,839
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5426 Class CF, U.S. 30-Day Avg. SOFR Index + 0.9%, 5.2139% 12/15/2050 (b)(d)		1,804,264	1,812,238
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5442 Class FB, U.S. 30-Day Avg. SOFR Index + 0.97%, 5.3184% 8/25/2054 (b)(d)		5,865,499	5,885,454
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5459 Class FD, U.S. 30-Day Avg. SOFR Index + 1%, 5.3484% 10/25/2054 (b)(d)		1,108,945	1,107,912
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5473 Class BF, U.S. 30-Day Avg. SOFR Index + 1.3%, 5.6484% 11/25/2054 (b)(d)		905,546	906,553
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5495 Class AF, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.4984% 1/25/2055 (b)(d)		3,029,640	3,029,349
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5498 Class FC, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.4984% 1/25/2055 (b)(d)		4,552,926	4,546,908
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class FH, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.5484% 2/25/2055 (b)(d)		2,816,692	2,822,834
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class FW, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.7484% 2/25/2055 (b)(d)		1,982,586	1,990,906
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class NF, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.4984% 2/25/2055 (b)(d)		4,565,938	4,571,069
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class WF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.5484% 2/25/2055 (b)(d)		1,365,081	1,361,689
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FA, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.5484% 2/25/2055 (b)(d)		9,876,822	9,888,073
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FV, U.S. 30-Day Avg. SOFR Index + 1.25%, 5.5984% 10/25/2054 (b)(d)		2,498,749	2,504,517
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5509 Class FB, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.4984% 2/25/2055 (b)(d)		1,426,116	1,427,783
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5510 Class FJ, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.7984% 2/25/2055 (b)(d)		4,993,823	5,014,407
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5513 Class FD, U.S. 30-Day Avg. SOFR Index + 1.35%, 5.6984% 1/25/2055 (b)(d)		3,815,431	3,829,731
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5513 Class MF, U.S. 30-Day Avg. SOFR Index + 0.94%, 5.2884% 11/25/2054 (b)(d)		19,203,693	19,165,503
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5516 Class FC, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.7484% 3/25/2055 (b)(d)		9,084,368	9,114,954
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5529 Class CF, U.S. 30-Day Avg. SOFR Index + 1.05%, 5.3984% 4/25/2055 (b)(d)		2,499,123	2,493,579
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5560 Class FB, U.S. 30-Day Avg. SOFR Index + 1%, 5.3484% 6/25/2055 (b)(d)		11,591,963	11,630,075
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5564 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.5484% 8/25/2055 (b)(d)		8,453,673	8,477,826
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5564 Class PF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.5484% 8/25/2055 (b)(d)		5,283,837	5,300,039
Freddie Mac Non Gold Pool Series 1998-2022 Class PE, 6.5% 1/15/2028		57	58
Freddie Mac Non Gold Pool Series 1998-2091 Class PG, 6% 11/15/2028		1,349	1,374
Freddie Mac Non Gold Pool Series 1999-2116 Class ZA, 6% 1/15/2029		339	345
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2017-4 Class MT, 3.5% 6/25/2057		235,330	212,765
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2018-4 Class HT, 3% 3/25/2058		1,917,751	1,636,055
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2019-3 Class M55D, 4% 10/25/2058		285,930	268,934
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2019-4 Class MB, 3% 2/25/2059		1,256,223	929,597
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2021-1 Class BXS, 13.2304% 9/25/2060 (c)(d)		303,526	242,513
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2021-2 Class BXS, 13.0946% 11/25/2060 (c)(d)		142,991	98,838
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2022-1 Class MTU, 3.25% 11/25/2061		775,794	664,553
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2023-1 Class MT, 3% 10/25/2062		5,002,158	4,147,082
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2024-2 Class MT, 3.5% 5/25/2064		3,216,395	2,769,582
Freddie Mac STACR REMIC Trust Series 2020-DNA6 Class B1, U.S. 30-Day Avg. SOFR Index + 3%, 7.3484% 12/25/2050 (b)(c)(d)		3,910,000	4,181,349
Freddie Mac STACR REMIC Trust Series 2021-DNA6 Class M2, U.S. 30-Day Avg. SOFR Index + 1.5%, 5.8484% 10/25/2041 (b)(c)(d)		1,578,169	1,583,702
Freddie Mac STACR REMIC Trust Series 2022-DNA3 Class M1B, U.S. 30-Day Avg. SOFR Index + 2.9%, 7.2484% 4/25/2042 (b)(c)(d)		12,945,000	13,326,505
GAEA Mortgage Loan Trust Series 2025-A Class A, 6.75% 2/25/2030 (c)(d)		145,701	146,313
GCAT 2023-NQM4 Trust Series 2023-NQM4 Class A1, 4.25% 5/25/2067 (c)		235,791	223,733
Gcat 2025-Inv2 Tr Series 2025-INV2 Class A1, 6% 5/25/2055 (c)		7,594,642	7,699,068
GCAT Trust Series 2021-NQM3 Class B1, 3.471% 5/25/2066 (c)		100,000	75,750
GCAT Trust Series 2024-NQM2 Class A1, 6.085% 6/25/2059 (c)		946,684	958,053
GCAT Trust Series 2025-NQM4 Class A1, 5.529% 6/25/2070 (c)		490,347	494,243
Ginnie Mae HECM MBS REMICS Series 2021-140 Class JI, 3% 8/20/2051 (h)		48,238	8,262
Ginnie Mae Mortgage pass-thru certificates Series 2010-H27 Class FA, CME Term SOFR 1 month Index + 0.38%, 4.8217% 12/20/2060 (b)(d)(m)		182,704	182,417
Ginnie Mae Mortgage pass-thru certificates Series 2011-H20 Class FA, CME Term SOFR 1 month Index + 0.6645%, 4.9917% 9/20/2061 (b)(d)(m)		481,556	481,978
Ginnie Mae Mortgage pass-thru certificates Series 2012-H11 Class FA, CME Term SOFR 1 month Index + 0.8145%, 5.1417% 2/20/2062 (b)(d)		18,144	18,221
Ginnie Mae Mortgage pass-thru certificates Series 2012-H18, CME Term SOFR 1 month Index + 0.6345%, 4.9617% 8/20/2062 (b)(d)(m)		91,711	91,693
Ginnie Mae Mortgage pass-thru certificates Series 2012-H21 Class DF, CME Term SOFR 1 month Index + 0.7645%, 5.0917% 5/20/2061 (b)(d)(m)		211	211
Ginnie Mae Mortgage pass-thru certificates Series 2013-H04 Class BA, 1.65% 2/20/2063 (m)		163	154
Ginnie Mae Mortgage pass-thru certificates Series 2013-H19 Class FC, CME Term SOFR 1 month Index + 0.6%, 5.0417% 8/20/2063 (b)(d)(m)		84,932	85,060
Ginnie Mae Mortgage pass-thru certificates Series 2013-H20 Class FB, CME Term SOFR 1 month Index + 1.1145%, 5.4417% 8/20/2063 (b)(d)		4,858	4,908
Ginnie Mae Mortgage pass-thru certificates Series 2013-H23 Class FA, CME Term SOFR 1 month Index + 1.4145%, 5.7417% 9/20/2063 (b)(d)		7,970	8,044
Ginnie Mae Mortgage pass-thru certificates Series 2015-H02 Class HA, 2.5% 1/20/2065		5,669	5,530
Ginnie Mae Mortgage pass-thru certificates Series 2015-H13 Class HA, 2.5% 8/20/2064 (m)		1,369	1,288
Ginnie Mae Mortgage pass-thru certificates Series 2015-H23 Class FB, CME Term SOFR 1 month Index + 0.6345%, 4.9617% 9/20/2065 (b)(d)		51,006	51,027
Ginnie Mae Mortgage pass-thru certificates Series 2016-H16 Class FD, CME Term SOFR 12 month Index + 1.0951%, 5.1607% 6/20/2066 (b)(d)		65,287	65,876
Ginnie Mae Mortgage pass-thru certificates Series 2016-H16 Class FE, CME Term SOFR 12 month Index + 1.0951%, 5.1607% 6/20/2066 (b)(d)		477,909	482,370
Ginnie Mae Mortgage pass-thru certificates Series 2016-H17 Class FC, CME Term SOFR 1 month Index + 0.9445%, 5.2717% 8/20/2066 (b)(d)		46,731	46,868
Ginnie Mae Mortgage pass-thru certificates Series 2016-H24 Class KF, CME Term SOFR 12 month Index + 0.9651%, 4.783% 11/20/2066 (b)(d)		307,486	309,011
Ginnie Mae Mortgage pass-thru certificates Series 2017-134 Class BA, 2.5% 11/20/2046		503,065	460,630
Ginnie Mae Mortgage pass-thru certificates Series 2017-H06 Class FA, 1 year U.S. Treasury Index + 0.35%, 4.33% 8/20/2066 (b)(d)(m)		145,183	144,574
Ginnie Mae Mortgage pass-thru certificates Series 2017-H08 Class XI, 2.282% 3/20/2067 (d)(h)		187,043	7,979
Ginnie Mae Mortgage pass-thru certificates Series 2017-H11 Class XI, 2.2364% 5/20/2067 (d)(h)		578,701	21,260
Ginnie Mae Mortgage pass-thru certificates Series 2017-H14 Class AI, 2.2853% 6/20/2067 (d)(h)		250,609	13,199
Ginnie Mae Mortgage pass-thru certificates Series 2017-H14 Class XI, 1.8785% 6/20/2067 (d)(h)		232,902	6,718
Ginnie Mae Mortgage pass-thru certificates Series 2017-H23 Class FA, CME Term SOFR 1 month Index + 0.5945%, 4.9217% 10/20/2067 (b)(d)		241,649	241,627
Ginnie Mae Mortgage pass-thru certificates Series 2017-H24 Class FQ, CME Term SOFR 12 month Index + 0.9151%, 5.1062% 11/20/2067 (b)(d)		479,938	482,879
Ginnie Mae Mortgage pass-thru certificates Series 2019-H09 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.9417% 5/20/2069 (b)(d)		177,979	178,003
Ginnie Mae Mortgage pass-thru certificates Series 2019-H16 Class EF, CME Term SOFR 1 month Index + 0.7445%, 5.0717% 10/20/2069 (b)(d)		10,462,782	10,480,473
Ginnie Mae Mortgage pass-thru certificates Series 2019-H20 Class FC, CME Term SOFR 1 month Index + 0.6145%, 4.9417% 11/20/2069 (b)(d)		673,629	673,768
Ginnie Mae Mortgage pass-thru certificates Series 2020-H08 Class FC, CME Term SOFR 1 month Index + 0.7645%, 5.0917% 2/20/2070 (b)(d)		347,321	348,157
Ginnie Mae Mortgage pass-thru certificates Series 2024-H04 Class FA, U.S. 30-Day Avg. SOFR Index + 0.7%, 5.045% 2/20/2074 (b)(d)		281,057	279,243
Ginnie Mae Multifamily REMICS Series 2007-16 Class KU, 6.5355% - CME Term SOFR 1 month Index 2.1951% 4/20/2037 (d)(h)		6,921	572
Ginnie Mae Multifamily REMICS Series 2024-30 Class CF, U.S. 30-Day Avg. SOFR Index + 1.25%, 5.595% 2/20/2054 (b)(d)		3,534,407	3,546,781
Ginnie Mae REMIC pass-thru certificates Series 2003-18 Class PG, 5.5% 3/20/2033		5,256	5,404
Ginnie Mae REMIC pass-thru certificates Series 2003-52 Class SB, CME Term SOFR 1 month Index x 11.3497%, 3.7198% 6/16/2033 (b)(d)		636	631
Ginnie Mae REMIC pass-thru certificates Series 2004-105 Class SN, 5.9855% - CME Term SOFR 1 month Index 1.6451% 12/20/2034 (d)(h)		9,498	694
Ginnie Mae REMIC pass-thru certificates Series 2004-19 Class KE, 5% 3/16/2034		22,123	22,513
Ginnie Mae REMIC pass-thru certificates Series 2004-90 Class SI, 5.9855% - CME Term SOFR 1 month Index 1.6451% 10/20/2034 (d)(h)		4,145	302
Ginnie Mae REMIC pass-thru certificates Series 2006-26 Class S, 6.3855% - CME Term SOFR 1 month Index 2.0451% 6/20/2036 (d)(h)		7,445	703
Ginnie Mae REMIC pass-thru certificates Series 2006-33 Class PK, 6% 7/20/2036		2,233	2,331
Ginnie Mae REMIC pass-thru certificates Series 2007-22 Class PK, 5.5% 4/20/2037		11,276	11,682
Ginnie Mae REMIC pass-thru certificates Series 2007-24 Class SA, 6.3955% - CME Term SOFR 1 month Index 2.0551% 5/20/2037 (d)(h)		10,458	958
Ginnie Mae REMIC pass-thru certificates Series 2007-7 Class EI, 6.0855% - CME Term SOFR 1 month Index 1.7451% 2/20/2037 (d)(h)		10,806	950
Ginnie Mae REMIC pass-thru certificates Series 2007-9 Class CI, 6.0855% - CME Term SOFR 1 month Index 1.7451% 3/20/2037 (d)(h)		6,846	605
Ginnie Mae REMIC pass-thru certificates Series 2008-40 Class SA, 6.2855% - CME Term SOFR 1 month Index 1.9256% 5/16/2038 (d)(h)		6,440	413
Ginnie Mae REMIC pass-thru certificates Series 2008-49 Class PH, 5.25% 6/20/2038		11,769	12,097
Ginnie Mae REMIC pass-thru certificates Series 2008-50 Class SA, 6.1155% - CME Term SOFR 1 month Index 1.7751% 6/20/2038 (d)(h)		16,656	1,801
Ginnie Mae REMIC pass-thru certificates Series 2008-55 Class PL, 5.5% 6/20/2038		11,041	11,493
Ginnie Mae REMIC pass-thru certificates Series 2009-106 Class XL, 6.6355% - CME Term SOFR 1 month Index 2.2951% 6/20/2037 (d)(h)		3,329	269
Ginnie Mae REMIC pass-thru certificates Series 2009-16 Class SJ, 6.6855% - CME Term SOFR 1 month Index 2.3451% 5/20/2037 (d)(h)		11,001	1,213
Ginnie Mae REMIC pass-thru certificates Series 2009-72 Class SM, 6.1355% - CME Term SOFR 1 month Index 1.7756% 8/16/2039 (d)(h)		3,817	297
Ginnie Mae REMIC pass-thru certificates Series 2009-81 Class A, 5.75% 9/20/2036		1,178	1,204
Ginnie Mae REMIC pass-thru certificates Series 2010-116 Class QB, 4% 9/16/2040		1,235,383	1,186,428
Ginnie Mae REMIC pass-thru certificates Series 2010-160 Class DY, 4% 12/20/2040		756,452	742,407
Ginnie Mae REMIC pass-thru certificates Series 2010-170 Class B, 4% 12/20/2040		167,463	164,196
Ginnie Mae REMIC pass-thru certificates Series 2011-94 Class SA, 5.9855% - CME Term SOFR 1 month Index 1.6451% 7/20/2041 (d)(h)		55,409	5,687
Ginnie Mae REMIC pass-thru certificates Series 2013-149 Class MA, 2.5% 5/20/2040		268,902	264,893
Ginnie Mae REMIC pass-thru certificates Series 2014-60 Class W, 4.0529% 2/20/2029 (d)		2,582	2,572
Ginnie Mae REMIC pass-thru certificates Series 2015-157 Class GA, 3% 1/20/2045		6,051	5,864
Ginnie Mae REMIC pass-thru certificates Series 2015-H04 Class FL, CME Term SOFR 1 month Index + 0.5845%, 4.9067% 2/20/2065 (b)(d)		43,541	43,405
Ginnie Mae REMIC pass-thru certificates Series 2016-69 Class WA, 3% 2/20/2046		222,089	205,563
Ginnie Mae REMIC pass-thru certificates Series 2017-139 Class BA, 3% 9/20/2047		2,268,454	2,024,296
Ginnie Mae REMIC pass-thru certificates Series 2019-128 Class FH, CME Term SOFR 1 month Index + 0.6145%, 4.9549% 10/20/2049 (b)(d)		190,846	187,212
Ginnie Mae REMIC pass-thru certificates Series 2019-23 Class NF, CME Term SOFR 1 month Index + 0.5645%, 4.9049% 2/20/2049 (b)(d)		858,022	844,579
Ginnie Mae REMIC pass-thru certificates Series 2021-125 Class HA, 1.5% 4/20/2051		667,638	568,179
Ginnie Mae REMIC pass-thru certificates Series 2021-155 Class PD, 1.25% 9/20/2051		681,192	577,053
Ginnie Mae REMIC pass-thru certificates Series 2021-175 Class PB, 1% 3/20/2050		290,600	224,748
Ginnie Mae REMIC pass-thru certificates Series 2021-215 Class LG, 1.75% 12/20/2051		1,044,244	868,514
Ginnie Mae REMIC pass-thru certificates Series 2021-58 Class IY, 3% 2/20/2051 (h)		1,559,623	266,728
Ginnie Mae REMIC pass-thru certificates Series 2021-78 Class IP, 3% 5/20/2051 (h)		532,023	90,096
Ginnie Mae REMIC pass-thru certificates Series 2021-H10 Class AF, U.S. 30-Day Avg. SOFR Index + 1.5%, 5.845% 6/20/2071 (b)(d)		679,554	681,949
Ginnie Mae REMIC pass-thru certificates Series 2022-22 Class UH, 3% 12/20/2050		605,012	549,884
Ginnie Mae REMIC pass-thru certificates Series 2022-85 Class IK, 3% 5/20/2051 (h)		281,101	48,033
Ginnie Mae REMIC pass-thru certificates Series 2025-RPL1 Class PT, 3.5902% 1/25/2064 (c)(d)		9,533,987	8,052,736
Ginnie Mae REMIC pass-thru certificates Series 2025-RPL1 Class SA, 0% 1/25/2064 (c)(h)(n)		14,925	14,673
Ginnie Mae Series 2021-97 Class LI, 3% 8/20/2050 (h)		1,856,754	316,078
GMACM Home Equity Loan Trust Series 2003-J10 Class A1, 4.75% 1/25/19 (j)		319	175
GMACM Home Equity Loan Trust Series 2005-AR6 Class 2A1, 3.8379% 11/19/2035 (d)		1,627,035	1,140,142
GS Mortgage-Backed Securities Trust 2025-NQM2 Series 2025-NQM2 Class A1, 5.648% 6/25/2065 (c)(d)		3,768,049	3,804,064
Gs Mortgage-Backed Securities Trust 2025-Pj6 Series 2025-PJ6 Class A5, 5.5% 11/25/2055 (c)(d)		4,169,601	4,191,689
Gs Mortgage-Backed Securities Trust 2025-Rpl3 Series 2025-RPL3 Class A1, 4.1% 7/25/2065 (c)		1,902,156	1,857,367
GS Mortgage-Backed Securities Trust Series 2022-NQM1 Class A4, 4% 5/25/2062 (c)(d)		66,043	59,919
GS Mortgage-Backed Securities Trust Series 2024-RPL4 Class A1, 3.9% 9/25/2061 (c)(g)		6,480,678	6,348,836
GSAMP Trust Series 2004-6F Class 2A4, 5.5% 5/25/2034		906	896
GSAMP Trust Series 2004-6F Class 3A4, 6.5% 5/25/2034		1,217	1,238
Home Equity Asset Trust Series 2005-11 Class 1A1, 6.5% 12/25/2035		197,629	92,096
Home Re 2022-1 Ltd Series 2022-1 Class M1C, U.S. 30-Day Avg. SOFR Index + 5.5%, 9.8484% 10/25/2034 (b)(c)(d)		517,052	534,437
Homes Series 2025-NQM1 Class M1, 6.52% 1/25/2070 (c)(d)		600,000	608,454
Homes Trust Series 2024-NQM2 Class A1, 5.717% 10/25/2069 (c)		5,086,320	5,122,945
Homes Trust Series 2025-NQM2 Class A1, 5.425% 2/25/2070 (c)		2,203,494	2,213,585
Homeward Opportunities Fund Trust Series 2020-2 Class B1, 5.45% 5/25/2065 (c)		1,545,000	1,555,904
Homeward Opportunities Fund Trust Series 2022-1 Class A1, 5.082% 7/25/2067 (c)(d)		153,033	155,965
Homeward Opportunities Fund Trust Series 2022-1 Class M1, 5.0339% 7/25/2067 (c)(d)		200,000	196,873
Impac CMB Trust Series 2004-10 Class 3A1, CME Term SOFR 1 month Index + 0.8145%, 5.137% 3/25/2035 (b)(d)		2,747	2,656
Impac CMB Trust Series 2004-10 Class 3A2, CME Term SOFR 1 month Index + 0.9145%, 5.237% 3/25/2035 (b)		1,795	1,740
Impac CMB Trust Series 2007-A Class A, CME Term SOFR 1 month Index + 0.6145%, 4.937% 5/25/2037 (Assured Guaranty Inc Insured) (b)(c)(d)		142,397	135,698
Impac Secd Assets Corp Series 2006-3 Class A1, CME Term SOFR 1 month Index + 0.4545%, 4.777% 11/25/2036 (b)		258,759	227,869
Indymac Index Mortgage Loan Trust Series 2003-A8 Class A1, 3.75% 10/25/18		232	228
IndyMac INDX Mortgage Loan Trust 2006-AR41 Series 2006-AR41 Class A3, CME Term SOFR 1 month Index + 0.4745%, 4.797% 2/25/2037 (b)(d)		28,118	26,615
IndyMac INDX Mortgage Loan Trust Series 2006-AR35 Class 2A1A, CME Term SOFR 1 month Index + 0.4545%, 4.777% 1/25/2037 (b)(d)		21,469	19,850
JP Morgan Mortgage Trust Series 2024-VIS2 Class B1, 7.7195% 11/25/2064 (c)(d)		201,000	203,551
JP Morgan Mortgage Trust Series 2025-VIS1 Class M1, 6.412% 8/25/2055 (c)		220,000	222,846
JP Morgan Seasoned Mortgage Trust Series 2024-1 Class A3, 4.4081% 1/25/2063 (c)(d)		3,265,115	3,137,551
JPMorgan Mortgage Trust Series 2004-S1 Class 3A1, 5.5% 9/25/2034 (j)		500	490
JPMorgan Mortgage Trust Series 2004-S2 Class 4A5, 6% 11/25/2034		5,320	5,037
JPMorgan Mortgage Trust Series 2004-S2 Class 5A1, 5.5% 12/25/19		488	479
JPMorgan Mortgage Trust Series 2006-A2 Class 4A1, 6.4669% 8/25/2034 (d)		1,279	1,284
JPMorgan Mortgage Trust Series 2006-A2 Class 5A3, 6.9098% 11/25/2033 (d)		518	507
JPMorgan Mortgage Trust Series 2023-HE3 Class A1, U.S. 30-Day Avg. SOFR Index + 1.6%, 5.945% 5/20/2054 (b)(c)(d)		205,607	206,578
JPMorgan Mortgage Trust Series 2024-VIS1 Class A1, 5.99% 7/25/2064 (c)		813,356	820,136
JPMorgan Mortgage Trust Series 2024-VIS1 Class B2, 8.0726% 7/25/2064 (c)(d)		163,000	163,644
JPMorgan Mortgage Trust Series 2025-NQM2 Class A1, 5.567% 9/25/2065 (c)(d)		1,648,313	1,660,828
Legacy Mortgage Asset Trust 2025-PR1 Series 2025-PR1 Class A1, 6% 1/25/2061 (c)		8,195,377	8,193,426
LHOME Mortgage Trust Series 2023-RTL1 Class A1, 9.369% 1/25/2028 (c)(d)		636,341	636,431
LHOME Mortgage Trust Series 2023-RTL4 Class A1, 7.628% 11/25/2028 (c)(g)		2,450,000	2,466,818
LHOME Mortgage Trust Series 2024-RTL4 Class A1, 5.921% 7/25/2039 (c)(g)		1,650,000	1,656,960
LHOME Mortgage Trust Series 2025-RTL3 Class A1, 5.239% 8/25/2040 (c)		4,200,000	4,199,992
loanDepot GMSR Master Trust Series 2025-GT2 Class A, CME Term SOFR 1 month Index + 3.15%, 7.5099% 7/16/2030 (b)(c)(d)		1,900,000	1,899,983
MASTR Adjustable Rate Mortgages Trust Series 2004-13 Class 2A1, 6.7443% 4/21/2034 (d)		359	353
MASTR Alternative Loan Trust Series 2004-6 Class 6A1, 6.5% 7/25/2034		5,986	6,073
MASTR Alternative Loan Trust Series 2004-6 Class 7A1, 6% 7/25/2034		4,663	4,652
MASTR Resecuritization Trust Series 2005-PO Class 3PO, 0% 5/28/2035 (c)(i)		221	173
MASTR Specialized Loan Trust Series 2005-1 Class 1A3, 7% 8/25/2034 (c)		945,597	650,877
Merrill Lynch Mortgage Investors Trust Series 2004-C Class A2, CME Term SOFR 6 month Index + 1.0283%, 5.2554% 7/25/2029 (b)(d)		500	487
Merrill Lynch Mortgage Investors Trust Series 2004-D Class A3, 6.2364% 9/25/2029 (d)		297	284
Merrill Lynch Mortgage Investors Trust Series 2006-A2 Class 1A, CME Term SOFR 1 month Index + 0.4745%, 4.797% 2/25/2036 (b)		5,123,436	2,845,863
Merrill Lynch Mortgage Investors Trust Series 2006-AF2 Class AV1, CME Term SOFR 1 month Index + 0.4345%, 4.757% 9/25/2037 (b)(d)		26,821	13,874
MFA Trust Series 2024-NQM3 Class M1, 6.671% 12/25/2069 (c)(d)		1,470,588	1,494,979
MFRA Trust Series 2022-NQM1 Class M1, 4.2446% 12/25/2066 (c)(d)		171,000	150,328
MFRA Trust Series 2024-RPL1 Class A1, 4.25% 2/25/2066 (c)(d)		3,542,938	3,351,472
MFRA Trust Series 2024-RTL1 Class A1, 7.093% 2/25/2029 (c)(g)		230,000	231,277
Morgan Stanley Capital I Trust Series 2004-3 Class 4A, 5.6373% 4/25/2034 (d)		2,473	2,423
Morgan Stanley Mortgage Loan Trust Series 2004-7AR Class 2A6, 5.4861% 9/25/2034 (d)		603	590
Morgan Stanley Resecuritization Trust Series 2015-R2 Class 1B, 12 month Average U.S. Treasury Maturity + 0.71%, 4.0852% 12/27/2046 (b)(c)(d)		904,452	817,719
Morgan Stanley Residential Mortgage Loan Trust 2025-NQM3 Series 2025-NQM3 Class A1, 5.53% 5/25/2070 (c)(d)		2,858,209	2,877,535
Morgan Stanley Residential Mortgage Loan Trust Series 2014-1A Class B3, 5.8843% 6/25/2044 (c)(d)		585,474	590,728
Morgan Stanley Residential Mortgage Loan Trust Series 2023-NQM1 Class B1, 7.3931% 9/25/2068 (c)(d)		100,000	100,040
Morgan Stanley Residential Mortgage Loan Trust Series 2024-RPL1 Class A1, 4% 6/25/2064		5,401,803	5,257,020
Morgan Stanley Residential Mortgage Loan Trust Series 2025-DSC2 Class A1, 5.443% 7/25/2070 (c)(d)		1,247,249	1,256,359
Morgan Stanley Residential Mortgage Loan Trust Series 2025-NQM1 Class A1, 5.738% 11/25/2069 (c)(d)		524,736	529,263
Morgan Stanley Residential Mortgage Loan Trust Series 2025-NQM1 Class M1, 6.496% 11/25/2069 (c)(d)		128,000	129,540
Morgan Stanley Residential Mortgage Loan Trust Series 2025-NQM3 Class A1, 5.261% 8/25/2070 (c)		947,145	948,214
Morgan Stanley Residential Mortgage Loan Trust Series 2025-NQM5 Class A1, 5.439% 7/25/2070 (c)		4,341,161	4,366,148
NACC Reperforming Loan REMIC Trust Series 2004-R2 Class A1, 6.5% 10/25/2034 (c)(d)		1,656	1,429
New Residential Mortgage Loan Trust Series 2019-1A Class A1B, 3.5% 10/25/2059 (c)		1,339,894	1,263,364
New Residential Mortgage Loan Trust Series 2024-NQM3 Class B1, 7.1464% 11/25/2064 (c)(d)		259,000	261,208
New Residential Mortgage Loan Trust Series 2024-RTL2 Class A1, 5.443% 9/25/2039 (c)		2,000,000	2,003,262
New Residential Mortgage Loan Trust Series 2025-NQM1 Class A1, 0% 1/25/2065 (c)(d)		1,352,625	1,370,118
New Residential Mortgage Loan Trust Series 2025-NQM1 Class M1, 6.472% 1/25/2065 (c)(d)		322,972	331,905
New Residential Mortgage Loan Trust Series 2025-NQM4 Class A1, 5.35% 7/25/2065 (c)		451,606	455,078
New Residential Mortgage Loan Trust Series 2025-NQM4 Class B1, 7.0541% 7/25/2065 (c)(d)		125,000	124,934
NLT Trust Series 2025-INV1 Class A1, 5.506% 2/25/2070 (c)(d)		6,181,212	6,223,236
NLT Trust Series 2025-INV1 Class A2, 5.708% 2/25/2070 (c)		693,130	697,204
NLT Trust Series 2025-INV1 Class A3, 5.86% 2/25/2070 (c)		1,189,326	1,195,667
NLT Trust Series 2025-INV1 Class AIOS, 0.3988% 2/25/2070 (c)(d)		9,411,684	74,882
NLT Trust Series 2025-INV1 Class B1, 6.602% 2/25/2070 (c)(d)		364,000	360,489
NLT Trust Series 2025-INV1 Class B2, 6.602% 2/25/2070 (c)(d)		286,000	273,820
NLT Trust Series 2025-INV1 Class B3, 6.602% 2/25/2070 (c)(d)		179,000	161,894
NLT Trust Series 2025-INV1 Class M1, 6.314% 2/25/2070 (c)(d)		519,000	524,537
NLT Trust Series 2025-INV1 Class XS, 0.9008% 2/25/2070 (c)(d)		9,411,684	167,528
NMLT Trust Series 2021-INV3 Class PT, 2.2769% 11/25/2056 (c)		4,675,617	4,416,461
Nomura Asset Acceptance Corp Alternative Loan Trust Series 2006-AF1 Class 1A3, 6.408% 5/25/2036		2,753,964	521,116
Nrm Fht1 Excess Owner LLC Series 2025-FHT1 Class A, 6.545% 3/25/2032 (c)(g)		4,206,452	4,250,325
NYMT Loan Trust Series 2021-CP1 Class A1, 2.0424% 7/25/2061 (c)		2,726,199	2,550,401
NYMT Loan Trust Series 2024-CP1 Class A1, 3.75% 2/25/2068 (c)		1,286,797	1,212,892
Nymt Loan Trust Series 2024-INV1 Class A1, 5.379% 6/25/2069 (c)		3,307,632	3,313,293
NYMT Loan Trust Series 2025-CP1 Class A1, 3.75% 11/25/2069 (c)		6,729,910	6,454,268
NYMT Trust Series 2024-RR1 Class A, 7.375% 5/25/2064 (c)		324,241	326,704
OBX Series 2025-NQM14 Class A1, 5.162% 7/25/2065 (c)(g)		3,757,401	3,765,076
OBX Trust Series 2021-NQM3 Class A1, 1.054% 7/25/2061 (c)		10,140,311	8,345,844
OBX Trust Series 2022-NQM7 Class A1, 5.11% 8/25/2062 (c)(g)		3,788,926	3,773,609
OBX Trust Series 2023-NQM8 Class A2, 7.248% 9/25/2063 (c)		651,434	659,984
OBX Trust Series 2024-HYB2 Class A1, 3.6757% 4/25/2053 (c)(d)		373,702	368,901
OBX Trust Series 2024-NQM2 Class A1, 5.878% 12/25/2063 (c)		890,154	895,051
OBX Trust Series 2024-NQM8 Class A1, 6.233% 5/25/2064 (c)		1,710,677	1,730,795
OBX Trust Series 2024-NQM9 Class A1, 6.03% 1/25/2064 (c)(d)		3,247,535	3,279,729
OBX Trust Series 2025-NQM10 Class A1, 5.453% 5/25/2065 (c)(g)		4,136,584	4,165,169
OBX Trust Series 2025-NQM13 Class A1, 5.441% 5/25/2065 (c)		6,157,440	6,202,596
OBX Trust Series 2025-NQM3 Class A1, 5.648% 12/1/2064 (c)(d)		342,551	345,573
Ocwen Loan Investment Trust Series 2023-HB1 Class A, 3% 6/25/2036 (c)		218,603	216,849
Ocwen Loan Investment Trust Series 2024-HB1 Class A, 3% 2/25/2037 (c)		240,160	236,281
Ocwen Loan Investment Trust Series 2025-HB1 Class A, 3% 6/25/2038 (c)(d)		2,435,732	2,367,044
Onity Loan Investment Trust 2024-Hb2 Series 2024-HB2 Class A, 5% 8/25/2037 (c)		548,218	548,709
Onslow Bay Mortgage Loan Trust Series 2021-NQM4 Class A2, 2.162% 10/25/2061 (c)(d)		6,860,328	5,904,690
OSS Mortgage Trust Series 2024-H6 Class A1, 5.129% 9/25/2069 (c)		7,102,549	7,090,897
PHH Mortgage Trust Series 2008-CIM2 Class 5A1, 6% 7/25/2038 (j)		1,140	1,019
PMT Credit Risk Transfer Trust Series 2024-1R Class A, U.S. 30-Day Avg. SOFR Index + 3.5%, 7.8484% 5/25/2033 (b)(c)(d)		6,932,389	7,011,264
PMT Credit Risk Transfer Trust Series 2024-2R Class A, U.S. 30-Day Avg. SOFR Index + 3.35%, 7.6997% 3/29/2027 (b)(c)(d)		4,765,818	4,812,243
Pmt Loan Trust Series 2024-INV1 Class A3, 5.5% 10/25/2059 (c)		4,616,822	4,625,479
Pret 2024-Rpl2 Tr Series 2024-RPL2 Class A1, 4.075% 6/25/2064 (c)(d)		5,395,183	5,180,501
Pret 2025-Rpl3 Series 2025-RPL3 Class A1, 4.15% 4/25/2065 (c)(g)		2,152,247	2,090,642
PRET Trust Series 2024-RPL1 Class A1, 3.9% 10/25/2063 (c)		1,687,098	1,613,113
PRET Trust Series 2025-RPL1 Class A1, 4% 7/25/2069 (c)		2,075,292	2,013,185
PRET Trust Series 2025-RPL2 Class A1, 4% 8/25/2064 (c)		2,859,732	2,772,034
Prime Mortgage Trust Series 2004-CL1 Class 1A1, 6% 2/25/2034		696	693
PRKCM Trust Series 2023-AFC1 Class B1, 7.4266% 2/25/2058 (c)(d)		757,000	754,438
PRKCM Trust Series 2023-AFC3 Class A2, 6.987% 9/25/2058 (c)		641,330	647,458
PRMP Trust Series 2024-NQM3 Class A1, 5.228% 8/25/2069 (c)		7,509,492	7,500,749
Prpm 2025-Rcf3 LLC Series 2025-RCF3 Class A1, 5.25% 7/25/2055 (c)(d)		472,655	474,268
Prpm 2025-Rpl2 LLC Series 2025-RPL2 Class A1, 3.75% 4/25/2055 (c)		4,909,055	4,738,534
PRPM LLC Series 2024-HOME1 Class A1, 6.431% 5/25/2059 (c)(d)		2,191,515	2,221,238
PRPM LLC Series 2024-NQM1 Class A1, 6.265% 12/25/2068 (c)		362,729	366,274
PRPM LLC Series 2024-NQM1 Class B1, 7.4433% 12/25/2068 (c)(d)		224,000	224,815
PRPM LLC Series 2024-RCF3 Class A1, 4% 5/25/2054 (c)		1,092,027	1,074,131
PRPM LLC Series 2024-RCF4 Class A1, 4% 7/25/2054 (c)		4,035,149	3,967,310
PRPM LLC Series 2024-RCF5 Class A1, 4% 8/25/2054 (c)		1,493,068	1,467,563
PRPM LLC Series 2024-RCF6 Class A1, 4% 10/25/2064 (c)(d)		261,315	256,190
PRPM LLC Series 2024-RPL1 Class A1, 4.2% 12/25/2064 (c)(d)		337,829	332,177
PRPM LLC Series 2024-RPL2 Class A1, 3.5% 5/25/2054 (c)(d)		3,058,572	2,976,411
PRPM LLC Series 2024-RPL3 Class A1, 4% 11/25/2054 (c)		8,053,125	7,886,509
PRPM LLC Series 2025-RPL1 Class A1, 4% 3/25/2055 (c)		3,248,952	3,185,349
PRPM LLC Series 2025-RPL1 Class A2, 4% 3/25/2055 (c)		621,000	578,247
PRPM LLC Series 2025-RPL1 Class A3, 4% 3/25/2055 (c)		366,000	336,452
PRPM LLC Series 2025-RPL1 Class M1A, 4% 3/25/2055 (c)		357,000	331,573
PRPM LLC Series 2025-RPL1 Class M1B, 4% 3/25/2055 (c)		126,000	114,245
PRPM Trust Series 2022-INV1 Class A2, 4.4225% 4/25/2067 (c)(d)		616,614	600,533
PRPM Trust Series 2024-NQM2 Class A1, 6.327% 6/25/2069 (c)(d)		2,276,949	2,307,086
PRPM Trust Series 2025-NQM1 Class A1, 5.802% 11/25/2069 (c)(d)		1,560,534	1,576,333
PRPM Trust Series 2025-NQM1 Class M1A, 6.645% 11/25/2069 (c)(g)		662,810	674,678
PRPM Trust Series 2025-NQM2 Class A1, 5.688% 4/25/2070 (c)		1,662,303	1,678,242
PRPM Trust Series 2025-NQM3 Class A1, 5.606% 5/25/2070 (c)(d)		967,169	975,493
PRPM Trust Series 2025-RCF1 Class A1, 4.5% 2/25/2055 (c)(d)		908,816	899,196
Radnor Re Ltd Series 2022-1 Class M1B, U.S. 30-Day Avg. SOFR Index + 6.75%, 11.0984% 9/25/2032 (b)(c)(d)		312,931	327,264
Rain City Mortgage Trust Series 2024-RTL1 Class A1, 6.53% 11/25/2029 (c)		338,000	338,353
Rckt Mortgage Trust 2025-Ces6 Series 2025-CES6 Class A1A, 5.472% 6/25/2055 (c)		7,206,103	7,264,914
RCKT Mortgage Trust Series 2024-CES9 Class A1A, 5.582% 12/25/2044 (c)(g)		2,909,803	2,919,557
RCKT Mortgage Trust Series 2025-CES1 Class A1A, 5.653% 1/25/2045 (c)		3,390,723	3,406,934
RCKT Trust Series 2024-CES7 Class A1A, 5.158% 10/25/2044 (c)(d)		2,934,176	2,929,541
Redwood Funding Trust 2023-1 Series 2023-1 Class A, 7.5% 7/25/2059 (c)		157,221	158,401
Residential Accredit Loans Inc Trust Series 2007-QS8 Class A5, 6% 6/25/2037		704,014	572,479
Residential Accredit Loans, Inc. Trust Series 2005-QS5 Class A4, 5.75% 4/25/2035		16,605	14,845
Residential Accredit Loans, Inc. Trust Series 2006-QA10 Class A2, CME Term SOFR 1 month Index + 0.4745%, 4.797% 12/25/2036 (b)		95,495	84,298
Residential Accredit Loans, Inc. Trust Series 2006-QS4 Class A4, 6% 4/25/2036		1,202,245	959,210
Residential Accredit Loans, Inc. Trust Series 2007-QS3 Class A5, 6.25% 2/25/2037		1,870,903	1,503,781
Residential Asset Securitization Trust Series 2006-A14C Class 1A2, 6.25% 12/25/2036		918,559	643,597
Residential Asset Securitization Trust Series 2007-A9 Class A1, CME Term SOFR 1 month Index + 0.6645%, 4.987% 9/25/2037 (b)(d)		2,955,886	783,418
Residential Asset Securitization Trust Series 2007-A9 Class A2, 6.3355% - CME Term SOFR 1 month Index 2.013% 9/25/2037 (d)(h)		2,867,888	350,054
Residential Mortgage Loan Trust Series 2019-2 Class B2, 6.037% 5/25/2059 (c)		540,000	534,663
Residential Mortgage Loan Trust Series 2019-3 Class B2, 5.664% 9/25/2059 (c)(d)		136,000	134,222
RFMSI Trust Series 2006-SA4 Class 2A1, 5.4875% 11/25/2036 (d)		60,202	49,978
RMF Buyout Issuance Trust Series 2020-HB1 Class A1, 1.7188% 10/25/2050 (c)		545,323	512,320
Roc Mortgage Trus Series 2025-RTL1 Class A1, 5.625% 2/25/2040 (c)(g)		1,700,000	1,709,157
Rocket Mortgage Trust Series 2024-CES5 Class A1A, 5.846% 8/25/2044 (c)(g)		1,143,121	1,149,667
Rocket Mortgage Trust Series 2024-CES8 Class A1A, 5.4896% 11/25/2044 (c)(g)		3,081,714	3,085,998
Saco I, Inc. Series 1997-2 Class 1A5, 7% 8/25/2036 (c)		207	196
Saluda Grade Alternative Mortgage Trust Series 2024-RTL4 Class A1, 7.5% 2/25/2030 (c)(d)		404,000	406,417
Saluda Grade Alternative Mortgage Trust Series 2024-RTL5 Class A1, 7.762% 4/25/2030 (c)(g)		233,000	235,612
Saluda Grade Alternative Mortgage Trust Series 2025-LOC4 Class A1A, 6.0984% 6/25/2055 (c)		5,735,631	5,748,759
Santander Mortgage Asset Receivable Trust 2025-Nqm2 Series 2025-NQM2 Class A1, 5.732% 2/25/2065 (c)(d)		282,442	285,191
Santander Mortgage Asset Receivable Trust Series 2025-NQM1 Class A1, 5.545% 1/25/2065 (c)(d)		1,845,479	1,855,664
Santander Mtg Asset Receivables Tr 2025-Nqm3 Series 2025-NQM3 Class B1, 7.2373% 5/25/2065 (c)(d)		1,000,000	1,008,779
Seasoned Loans Structured Transaction Series 2018-1 Series 2025-1 Class A1, 3% 5/25/2035		4,294,200	3,944,052
Sequoia Mortgage Trust Series 2004-6 Class A3B, CME Term SOFR 6 month Index + 1.3083%, 5.5468% 7/20/2034 (b)(d)		506	470
Sequoia Mortgage Trust Series 2004-8 Class A2, CME Term SOFR 6 month Index + 1.1683%, 5.2181% 9/20/2034 (b)(d)		3,231	2,987
Sequoia Mortgage Trust Series 2007-3 Class 2AA1, 4.3549% 7/20/2037 (d)		369,016	290,619
Sequoia Mortgage Trust Series 2024-HYB1 Class A1A, 4.3967% 11/25/2063 (c)(d)		7,309,668	7,271,186
Sequoia Mortgage Trust Series 2025-2 Class A5, 5.5% 3/25/2055 (c)(d)		2,133,320	2,144,653
SG Residential Mortgage Trust Series 2022-2 Class B1, 5.2937% 8/25/2062 (c)(d)		104,000	101,867
SG Residential Mortgage Trust Series 2022-2 Class M1, 5.2937% 8/25/2062 (c)(d)		485,000	478,517
Structured Adjustable Rate Mortgage Loan Trust Series 2004-14 Class 1A, 5.3654% 10/25/2034 (d)		519	508
Structured Adjustable Rate Mortgage Loan Trust Series 2007-6 Class 3A1, 4.3282% 7/25/2037 (d)		1,276,076	807,874
Structured Asset Securities Corp Mortgage Loan Trust Series 2003-26A Class 3A5, 5.6005% 9/25/2033 (d)		5,822	5,581
Structured Asset Securities Corp Mortgage Loan Trust Series 2003-37A Class 1A, 5.7555% 12/25/2033 (d)		10,339	9,839
Structured Asset Securities Corp Mortgage Loan Trust Series 2003-37A Class 2A, 5.6829% 12/25/2033 (d)		819	780
Thornburg Mortgage Securities Trust Series 2003-4 Class A1, CME Term SOFR 1 month Index + 0.7545%, 5.077% 9/25/2043 (b)(d)		760,151	735,948
Toorak Mortgage Corp Ltd Series 2021-INV1 Class B1, 3.287% 7/25/2056 (c)		100,000	81,085
Toorak Mortgage Trust Series 2024-2 Class A1, 6.329% 10/25/2031 (c)		252,000	253,142
Towd Point Mortgage Trust Series 2016-1 Class B2, 4.443% 2/25/2055 (c)(d)		500,000	485,203
Towd Point Mortgage Trust Series 2017-FRE2 Class M6, 4% 11/25/2047 (c)(g)		48,066	47,081
Towd Point Mortgage Trust Series 2021-R1 Class A1, 2.9181% 11/30/2060 (c)(d)		1,005,785	912,176
Towd Point Mortgage Trust Series 2021-R1 Class A2C, 3.3072% 11/30/2060 (c)(d)		877,659	760,843
Towd Point Mortgage Trust Series 2021-SJ2 Class A2, 2.5% 12/25/2061 (c)		1,500,000	1,383,423
Towd Point Mortgage Trust Series 2024-3 Class A1A, 5.0417% 7/25/2065 (c)(d)		3,121,988	3,149,875
Towd Point Mortgage Trust Series 2024-4 Class A1A, 4.5274% 10/27/2064 (c)(d)		12,454,522	12,623,324
Towd Point Mortgage Trust Series 2024-5 Class A1A, 4.5501% 10/25/2064 (c)(d)		14,032,737	14,258,222
Towd Point Mortgage Trust Series 2024-CES6 Class A1, 5.725% 11/25/2064 (c)		9,324,242	9,412,241
TRK Trust Series 2021-INV2 Class B1, 4.104% 11/25/2056 (c)		148,000	126,580
Vendee Mortgage Trust Series 1996-2 Class 1Z, 6.75% 6/15/2026		537	541
Vendee Mortgage Trust Series 1998-1 Class 2E, 7% 3/15/2028		3,686	3,743
Vendee Mortgage Trust Series 1999-1 Class 2Z, 6.5% 1/15/2029		673	686
Verus Securitization Tr 2021-8 Series 2021-8 Class A1, 1.824% 11/25/2066 (c)		305,746	282,029
Verus Securitization Trust Series 2021-3 Class B1, 3.203% 6/25/2066 (c)		100,000	73,367
Verus Securitization Trust Series 2022-3 Class B1, 4.065% 2/25/2067 (c)(d)		158,000	129,604
Verus Securitization Trust Series 2022-INV1 Class A1, 5.041% 8/25/2067 (c)(d)		2,944,230	2,930,628
Verus Securitization Trust Series 2023-2 Class A1, 6.193% 3/25/2068 (c)(d)		280,963	281,243
Verus Securitization Trust Series 2023-2 Class B1, 7.4554% 3/25/2068 (c)(d)		676,000	676,508
Verus Securitization Trust Series 2023-3 Class B1, 7.7416% 3/25/2068 (c)(d)		1,210,000	1,214,043
Verus Securitization Trust Series 2024-4 Class A1, 6.218% 6/25/2069 (c)(g)		1,104,763	1,118,445
Verus Securitization Trust Series 2024-5 Class A1, 6.192% 6/25/2069 (c)		2,795,940	2,833,349
Verus Securitization Trust Series 2024-7 Class B1, 6.496% 9/25/2069 (c)		299,000	299,778
Verus Securitization Trust Series 2024-R1 Class A1, 5.218% 9/25/2069 (c)(d)		7,992,857	8,036,172
Verus Securitization Trust Series 2025-2 Class A1, 5.307% 3/25/2070 (c)		3,905,565	3,915,445
Verus Securitization Trust Series 2025-4 Class A1, 5.448% 5/25/2070 (c)		962,365	968,738
Verus Securitization Trust Series 2025-5 Class A1, 5.427% 6/25/2070 (c)(d)		2,835,253	2,849,974
Verus Securitization Trust Series 2025-6 Class A1, 5.417% 7/25/2070 (c)(g)		4,058,327	4,089,738
Verus Series 2022-4 Class B1, 4.7517% 4/25/2067 (c)(d)		163,000	146,964
Visio Trust Series 2022-1 Class B1, 6.0558% 8/25/2057 (c)(d)		200,000	197,461
Vista Point Securitization Trust Series 2020-2 Class B2, 5.16% 4/25/2065 (c)		357,200	341,615
Vista Point Securitization Trust Series 2024-CES3 Class A1, 5.679% 1/25/2055 (c)(g)		5,265,048	5,284,988
Wachovia Mortgage Loan Trust Series 2006-AMN1 Class A2, CME Term SOFR 1 month Index + 0.4145%, 1.6787% 8/25/2036 (b)		2,645,397	895,717
WaMu Mortgage MSC Pass Through Certificates Series 2004-RA1 Class 2A, 7% 3/25/2034		1,997	2,012
WaMu Mortgage MSC Pass Through Certificates Series 2005-4 Class CB7, 5.5% 6/25/2035		6,025	5,589
WaMu Mortgage MSC Pass Through Certificates Series 2005-AR1 Class A1A, 4.957% 12/25/2035 (d)		424,055	365,240
WaMu Mortgage MSC Pass Through Certificates Series 2006-2 Class 3CB, 6% 3/25/2036		1,025,324	810,650
WaMu Mortgage Pass Through Certificates Series 2003-AR8 Class A, 5.4752% 8/25/2033 (d)		1,386	1,325
WaMu Mortgage Pass Through Certificates Series 2003-AR9 Class 1A6, 6.1387% 9/25/2033 (d)		1,004	958
WaMu Mortgage Pass Through Certificates Series 2004-AR11 Class A, 6.3599% 10/25/2034 (d)		2,842	2,726
WaMu Mortgage Pass Through Certificates Series 2004-AR3 Class A1, 5.379% 6/25/2034 (d)		376	349
WaMu Mortgage Pass Through Certificates Series 2004-AR3 Class A2, 5.379% 6/25/2034 (d)		3,469	3,182
WaMu Mortgage Pass Through Certificates Series 2004-S2 Class 2A4, 5.5% 6/25/2034		2,988	2,906
WaMu Mortgage Pass Through Certificates Series 2005-AR2 Class 2A1B, CME Term SOFR 1 month Index + 0.8545%, 5.177% 1/25/2045 (b)		715,565	706,614
WaMu Mortgage Pass Through Certificates Series 2005-AR2 Class 2A21, CME Term SOFR 1 month Index + 0.7745%, 5.097% 1/25/2045 (b)(d)		340	335
WaMu Mortgage Pass Through Certificates Series 2006-4 Class 3A1, 7% 5/25/2036 (g)		149,902	135,584
WaMu Mortgage Pass Through Certificates Series 2006-7 Class A1A, 3.9228% 9/25/2036 (g)		619,750	166,683
WaMu Mortgage Pass Through Certificates Series 2006-7 Class A1B, CME Term SOFR 1 month Index + 0.2745%, 3.7962% 9/25/2036 (b)		1,921,123	519,917
WaMu Mortgage Pass Through Certificates Series 2006-8 Class A4, 4.1082% 10/25/2036 (g)		235,946	83,853
WaMu Mortgage Pass Through Certificates Series 2007-HY3 Class 4A1, 5.0505% 3/25/2037 (d)		1,122	1,029
WaMu Mortgage Pass Through Certificates Series 2007-HY4 Class 1A1, 3.7134% 4/25/2037 (d)		1,003,903	914,957
WaMu Mortgage Pass Through Certificates Series 2007-OA1 Class 2A, 12 month Average U.S. Treasury Maturity + 0.72%, 4.9418% 12/25/2046 (b)(d)		12,562	11,049
WaMu Mortgage Pass Through Certificates Series 2007-OA2 Class 2A, 12 month Average U.S. Treasury Maturity + 0.7%, 4.9218% 1/25/2047 (b)(d)		507,846	430,269
WaMu Mortgage Pass Through Certificates Series 2007-OA5 Class 1A, 12 month Average U.S. Treasury Maturity + 0.75%, 4.9718% 6/25/2047 (b)(d)		239,019	192,639
WaMu Mortgage Pass Through Certificates Series 2007-OC2 Class A3, CME Term SOFR 1 month Index + 0.7345%, 5.057% 6/25/2037 (b)		33,103	31,346
Wells Fargo Mortgage Backed Securities Trust Series 2004-K Class 1A2, 6.49% 7/25/2034 (d)		630	628
Wells Fargo Mortgage Backed Securities Trust Series 2004-U Class A1, 7.3315% 10/25/2034 (d)		1,460	1,432
TOTAL UNITED STATES			1,047,962,901
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,059,317,220)			1,058,729,749

Commercial Mortgage Securities - 2.8%
		Principal Amount (a)	Value ($)
CANADA - 0.0%
BX Commercial Mortgage Trust Series 2024-PURE Class A, Canadian Overnight Repo Rate + 1.9%, 4.6625% 11/15/2041 (b)(c)(d)	CAD	68,106	50,162
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Acre Commercial Mortgage Ltd Series 2021-FL4 Class C, CME Term SOFR 1 month Index + 2.3645%, 6.7244% 12/18/2037 (b)(c)(d)		263,000	252,227
BXMT 2020-FL3 Ltd Series 2020-FL3 Class A, CME Term SOFR 1 month Index + 2.0145%, 6.3776% 11/15/2037 (b)(c)		1,291,776	1,290,132
TOTAL GRAND CAYMAN (UK OVERSEAS TER)			1,542,359
IRELAND - 0.0%
Caister Finance Dac Series 2025-1A Class C, SONIA Overnight Deposit Rates SWAP + 2.84%, 6.8097% 8/17/2035 (b)(c)(d)	GBP	1,500,000	2,024,957
Last Mile Logistics Pan Euro Finance DAC Series 2021-1X Class E, 3 month EURIBOR + 2.7%, 4.734% 8/17/2033 (b)(d)(e)	EUR	176,734	206,175
Taurs Series 2025-UK2X Class B, SONIA Overnight Deposit Rates SWAP + 2%, 5.97% 2/18/2035 (b)(d)(e)	GBP	127,152	172,504
Taurus 2025-4 UK DAC Series 2025-UK4 Class B, SONIA Overnight Deposit Rates SWAP + 1.6%, 5.6941% 8/18/2035 (b)(d)(e)	GBP	100,000	135,151
Taurus 2025-4 UK DAC Series 2025-UK4 Class C, SONIA Overnight Deposit Rates SWAP + 1.95%, 6.0441% 8/18/2035 (b)(d)(e)	GBP	100,000	135,150
Thunder Logistics Series 2024-1X Class B, 3 month EURIBOR + 2.05%, 4.086% 11/17/2036 (b)(d)(e)	EUR	71,578	84,065
UK Logistics Series 2024-1X Class A, SONIA Overnight Deposit Rates SWAP + 1.65%, 5.6367% 5/17/2034 (b)(d)(e)	GBP	100,000	135,552
TOTAL IRELAND			2,893,554
UNITED KINGDOM - 0.0%
Sage AR Funding No 1 PLC Series 2025-1X Class C, SONIA Overnight Deposit Rates SWAP + 2.4%, 6.3867% 5/17/2037 (b)(d)(e)	GBP	117,497	158,159
Sage AR Funding No 1 PLC Series 2025-1X Class D, SONIA Overnight Deposit Rates SWAP + 3.9%, 7.8867% 5/17/2037 (b)(d)(e)	GBP	101,960	137,261
Together Asset Backed Securitisation PLC Series 2025-CRE1 Class B, SONIA Overnight Deposit Rates SWAP + 1.5%, 5.4735% 1/15/2057 (b)(d)(e)	GBP	100,000	135,382
UK Logistics Dac Series 2024-2A Class C, SONIA Overnight Deposit Rates SWAP + 2.1%, 6.0863% 2/17/2035 (b)(c)(d)	GBP	1,799,876	2,440,704
TOTAL UNITED KINGDOM			2,871,506
UNITED STATES - 2.8%
1345 Trust Series 2025-AOA Class A, CME Term SOFR 1 month Index + 1.6%, 5.9631% 6/15/2042 (b)(c)(d)		197,000	197,800
1345 Trust Series 2025-AOA Class E, CME Term SOFR 1 month Index + 4.5%, 8.8631% 6/15/2042 (b)(c)(d)		346,000	347,714
20 Times Square Trust Series 2018-20TS Class F, 3.2032% 5/15/2035 (c)(d)		3,016,196	2,699,495
2023-MIC Trust/THE Series 2023-MIC Class A, 8.7315% 12/5/2038 (c)(d)		82,000	89,173
245 Park Avenue Trust Series 2017-245P Class E, 3.7793% 6/5/2037 (c)(d)		1,008,000	951,369
280 Park Avenue Mortgage Trust Series 2017-280P Class A, CME Term SOFR 1 month Index + 0.88%, 5.538% 9/15/2034 (b)(c)(d)		104,000	103,220
280 Park Avenue Mortgage Trust Series 2017-280P Class E, CME Term SOFR 1 month Index + 2.4189%, 6.7769% 9/15/2034 (b)(c)		154,796	149,765
3650r Commercial Mortgage Trust Series 2021-PF1 Class A4, 2.253% 11/15/2054		4,200,000	3,720,952
3650r Commercial Mortgage Trust Series 2021-PF1 Class A5, 2.522% 11/15/2054		1,000,000	883,043
AG Trust Series 2024-NLP Class A, CME Term SOFR 1 month Index + 2.0156%, 6.3787% 7/15/2041 (b)(c)(d)		2,850,994	2,859,903
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 6.1066% 6/15/2040 (b)(c)(d)		5,215,000	5,237,816
ALA Trust Series 2025-OANA Class D, CME Term SOFR 1 month Index + 3.0907%, 7.4547% 6/15/2040 (b)(c)(d)		254,000	255,345
AOA Mortgage Trust Series 2025-1301 Class A, 5.2273% 8/11/2042 (c)(d)		155,000	157,108
AOA Mortgage Trust Series 2025-1301 Class E, 7.4782% 8/11/2042 (c)(d)		108,000	108,860
AOA Mortgage Trust Series 2025-1301 Class F, 8.3734% 8/11/2042 (c)(d)		1,547,000	1,558,926
Arbor Multifamily Mortgage Securities Trust Series 2021-MF2 Class A4, 2.2515% 6/15/2054 (c)		9,500,000	8,460,879
Arbor Multifamily Mortgage Securities Trust Series 2021-MF3 Class A5, 2.5747% 10/15/2054 (c)		440,000	395,464
Ares Commercial Mortgage Trust Series 2024-IND Class A, CME Term SOFR 1 month Index + 1.6916%, 6.0547% 7/15/2041 (b)(c)(d)		430,000	431,613
Ares Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.443%, 5.8061% 10/15/2034 (b)(c)(d)		680,000	681,275
Atrium Hotel Portfolio Trust Series 2017-ATRM Class A, CME Term SOFR 1 month Index + 1.227%, 5.591% 12/15/2036 (b)(c)(d)		2,468,048	2,431,311
Atrium Hotel Portfolio Trust Series 2024-ATRM Class A, 5.4092% 11/10/2029 (c)(d)		410,000	417,906
Atrium Hotel Portfolio Trust Series 2024-ATRM Class E, 9.213% 11/10/2029 (c)(d)		84,000	86,303
Atrium Hotel Portfolio Trust Series 2025-ATRM Class A, CME Term SOFR 1 month Index + 1.65%, 6% 8/15/2042 (b)(c)(d)		209,000	209,000
Atrium Hotel Portfolio Trust Series 2025-ATRM Class F, CME Term SOFR 1 month Index + 5.5%, 9.85% 8/15/2042 (b)(c)(d)		447,000	446,812
Atrium Hotel Portfolio Trust Series 2025-ATRM Class G, CME Term SOFR 1 month Index + 6.75%, 11.1% 8/15/2042 (b)(c)(d)		83,000	82,966
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (c)		3,825,566	3,672,394
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class BNM, 3.465% 11/5/2032 (c)		752,000	706,851
BAMLL Re-REMIC Trust Series 2024-FRR2 Class C, 1.2259% 7/27/2050 (c)(d)		6,500,000	5,971,423
BAMLL Re-REMIC Trust Series 2024-FRR2 Class D, 1.2259% 7/27/2050 (c)(d)		4,000,000	3,603,960
BAMLL Re-REMIC Trust Series 2024-FRR3 Class D, 0.5718% 1/27/2050 (c)(d)		3,000,000	2,716,688
Bamll Series 2024-BHP Class A, CME Term SOFR 1 month Index + 2.35%, 6.7131% 8/15/2039 (b)(c)(d)		280,000	280,802
BAMLL Trust Series 2025-ASHF Class A, CME Term SOFR 1 month Index + 1.85%, 6.214% 2/15/2042 (b)(c)(d)		746,000	747,500
BAMLL Trust Series 2025-ASHF Class E, CME Term SOFR 1 month Index + 5.25%, 9.614% 2/15/2042 (b)(c)(d)		300,000	300,683
BANK Series 2017-BNK6 Class ASB, 3.289% 7/15/2060		120,826	120,071
BANK Series 2019-BN19 Class A3, 3.183% 8/15/2061		292,553	274,969
BANK Series 2019-BN21 Class A4, 2.6% 10/17/2052		4,086,706	3,844,637
BANK Series 2019-BN21 Class A5, 2.851% 10/17/2052		838,000	784,101
BANK Series 2019-BN23 Class ASB, 2.846% 12/15/2052		346,066	336,327
BANK Series 2020-BN25 Class XB, 0.5289% 1/15/2063 (d)(h)		5,200,000	94,324
BANK Series 2020-BN28 Class A3, 1.584% 3/15/2063		8,728,567	7,712,594
BANK Series 2021-BN31 Class XB, 0.9735% 2/15/2054 (d)(h)		7,000,000	256,201
BANK Series 2021-BN32 Class A4, 2.349% 4/15/2054		20,000,000	18,250,174
BANK Series 2021-BN33 Class A4, 2.27% 5/15/2064		9,000,000	8,103,519
BANK Series 2021-BN33 Class XA, 1.155% 5/15/2064 (d)(h)		13,328,942	537,319
BANK Series 2021-BN34 Class XB, 0.6185% 6/15/2063 (d)(h)		171,794,000	4,272,860
BANK Series 2021-BN35 Class C, 2.902% 6/15/2064		123,000	104,001
BANK Series 2022-BNK44 Class A5, 5.9352% 11/15/2055 (d)		1,700,000	1,810,885
BANK Series 2023-BNK45 Class A5, 5.203% 2/15/2056 (d)		1,300,000	1,330,226
BANK5 Series 2023-5YR2 Class A3, 6.656% 7/15/2056		7,500,000	7,936,017
Bay 2025-Livn Mortgage Trust Series 2025-LIVN Class A, CME Term SOFR 1 month Index + 1.8%, 6.163% 5/15/2035 (b)(c)(d)		1,123,000	1,126,214
Bayview Commercial Asset Trust Series 2005-3A Class A2, CME Term SOFR 1 month Index + 0.7145%, 5.037% 11/25/2035 (b)(c)(d)		10,182	9,895
Bayview Commercial Asset Trust Series 2005-4A Class A2, CME Term SOFR 1 month Index + 0.6995%, 5.022% 1/25/2036 (b)(c)(d)		24,373	23,031
Bayview Commercial Asset Trust Series 2005-4A Class M1, CME Term SOFR 1 month Index + 0.7895%, 5.112% 1/25/2036 (b)(c)(d)		7,867	7,443
Bayview Commercial Asset Trust Series 2006-4A Class A2, CME Term SOFR 1 month Index + 0.5195%, 4.842% 12/25/2036 (b)(c)(d)		52,810	49,922
Bayview Commercial Asset Trust Series 2007-1 Class A2, CME Term SOFR 1 month Index + 0.5195%, 4.842% 3/25/2037 (b)(c)(d)		13,344	12,631
Bayview Commercial Asset Trust Series 2007-2A Class A1, CME Term SOFR 1 month Index + 0.3845%, 4.842% 7/25/2037 (b)(c)(d)		44,096	40,711
Bayview Commercial Asset Trust Series 2007-2A Class A2, CME Term SOFR 1 month Index + 0.4345%, 4.917% 7/25/2037 (b)(c)(d)		40,772	37,562
Bayview Commercial Asset Trust Series 2007-2A Class M1, CME Term SOFR 1 month Index + 0.4845%, 4.992% 7/25/2037 (b)(c)(d)		13,878	13,508
Bayview Commercial Asset Trust Series 2007-3 Class A2, CME Term SOFR 1 month Index + 0.5495%, 4.872% 7/25/2037 (b)(c)(d)		14,115	13,258
Bayview Commercial Asset Trust Series 2007-3 Class M1, CME Term SOFR 1 month Index + 0.5795%, 4.902% 7/25/2037 (b)(c)(d)		7,480	7,015
Bayview Commercial Asset Trust Series 2007-3 Class M2, CME Term SOFR 1 month Index + 0.6245%, 4.947% 7/25/2037 (b)(c)(d)		8,001	7,429
Bayview Commercial Asset Trust Series 2007-3 Class M3, CME Term SOFR 1 month Index + 0.6695%, 4.992% 7/25/2037 (b)(c)(d)		12,814	11,974
Bayview Commercial Asset Trust Series 2007-3 Class M4, CME Term SOFR 1 month Index + 0.8645%, 5.187% 7/25/2037 (b)(c)(d)		20,229	18,885
Bayview Commercial Asset Trust Series 2007-3 Class M5, CME Term SOFR 1 month Index + 1.0145%, 5.337% 7/25/2037 (b)(c)(d)		13,513	14,354
BBCCRE Trust Series 2015-GTP Class A, 3.966% 8/10/2033 (c)		274,000	253,318
BBCMS Mortgage Trust Series 2016-ETC Class E, 3.7292% 8/14/2036 (c)(d)		4,500,000	4,110,271
BBCMS Mortgage Trust Series 2018-TALL Class A, CME Term SOFR 1 month Index + 0.872%, 5.283% 3/15/2037 (b)(c)(d)		525,000	498,778
BBCMS Mortgage Trust Series 2019-C4 Class A4, 2.661% 8/15/2052		3,471,290	3,308,744
BBCMS Mortgage Trust Series 2021-C9 Class A4, 2.021% 2/15/2054		10,000,000	8,896,509
BBCMS Mortgage Trust Series 2023-C21 Class A3, 6.5057% 9/15/2056 (d)		1,600,000	1,725,257
BBCMS Mortgage Trust Series 2024-5C29 Class XB, 1.2338% 9/15/2057 (d)(h)		147,436,000	5,544,670
BBCMS Mortgage Trust Series 2025-C35 Class A5, 5.586% 7/15/2058		743,000	779,567
BBCMS Mortgage Trust Series 2025-C35 Class AS, 5.843% 7/15/2058		101,000	105,352
BBCMS Mortgage Trust Series 2025-C35 Class B, 6.124% 7/15/2058		61,000	63,621
BBCMS Mortgage Trust Series 2025-C35 Class D, 4.5% 7/15/2058 (c)		111,000	83,193
Bbcms Mtg Tr Series 2025-5C34 Class A3, 5.659% 5/15/2058		1,200,000	1,262,581
Benchmark Mortgage Trust Series 2018-B2 Class A4, 3.6147% 2/15/2051		3,500,000	3,447,922
Benchmark Mortgage Trust Series 2018-B4 Class A5, 4.121% 7/15/2051		949,000	939,427
Benchmark Mortgage Trust Series 2019-B10 Class A4, 3.717% 3/15/2062		2,373,000	2,308,100
Benchmark Mortgage Trust Series 2019-B12 Class XA, 1.2011% 8/15/2052 (d)(h)		35,908,780	967,871
Benchmark Mortgage Trust Series 2019-B13 Class A4, 2.952% 8/15/2057		7,629,000	7,198,739
Benchmark Mortgage Trust Series 2019-B14 Class XA, 0.8756% 12/15/2062 (d)(h)		20,799,464	424,919
Benchmark Mortgage Trust Series 2020-B16 Class A4, 2.483% 2/15/2053		3,200,000	2,978,212
Benchmark Mortgage Trust Series 2020-B18 Class A4, 1.672% 7/15/2053		10,000,000	8,879,862
Benchmark Mortgage Trust Series 2020-B19 Class A3, 1.787% 9/15/2053		5,800,000	5,568,777
Benchmark Mortgage Trust Series 2020-B19 Class A4, 1.546% 9/15/2053		12,500,000	11,169,176
Benchmark Mortgage Trust Series 2020-B21 Class A5, 1.9775% 12/17/2053		69,000	60,689
Benchmark Mortgage Trust Series 2020-B22 Class A4, 1.685% 1/15/2054		3,175,000	2,808,506
Benchmark Mortgage Trust Series 2021-B23 Class A4A1, 1.823% 2/15/2054		2,000,000	1,734,060
Benchmark Mortgage Trust Series 2021-B24 Class A4, 2.2638% 3/15/2054		5,800,000	5,186,228
Benchmark Mortgage Trust Series 2021-B26 Class A4, 2.295% 6/15/2054		8,800,000	7,920,235
Benchmark Mortgage Trust Series 2021-B31 Class A5, 2.669% 12/15/2054		400,000	355,535
Benchmark Mortgage Trust Series 2023-V2 Class A3, 5.8118% 5/15/2055		13,000,000	13,461,292
Benchmark Mortgage Trust Series 2024-V9 Class A3, 5.6019% 8/15/2057		4,400,000	4,581,855
Benchmark Mortgage Trust Series 2025-V14 Class A4, 5.6599% 4/15/2057		11,710,000	12,282,453
BFLD Commercial Mortgage Trust Series 2024-UNIV Class A, CME Term SOFR 1 month Index + 1.4925%, 5.8556% 11/15/2041 (b)(c)(d)		210,000	210,459
BFLD Commercial Mortgage Trust Series 2024-UNIV Class E, CME Term SOFR 1 month Index + 3.6395%, 8.0026% 11/15/2041 (b)(c)(d)		134,000	134,278
BFLD Trust Series 2024-VICT Class A, CME Term SOFR 1 month Index + 1.89%, 6.2531% 7/15/2041 (b)(c)(d)		2,906,000	2,916,898
BFLD Trust Series 2024-WRHS Class A, CME Term SOFR 1 month Index + 1.4921%, 5.8552% 8/15/2026 (b)(c)(d)		834,297	834,297
BFLD Trust Series 2025-EWEST Class A, CME Term SOFR 1 month Index + 1.55%, 5.9131% 6/15/2042 (b)(c)(d)		734,000	734,142
BHMS Commercial Mortgage Trust Series 2025-ATLS Class A, CME Term SOFR 1 month Index + 1.85%, 6.2131% 8/15/2042 (b)(c)(d)		274,000	274,856
BLOX Trust Series 2021-BLOX Class A, CME Term SOFR 1 month Index + 1.1145%, 5.4785% 9/15/2026 (b)(c)(d)		8,921,000	8,826,905
BLP Commercial Mortgage Trust Series 2023-IND Class A, CME Term SOFR 1 month Index + 1.692%, 6.0551% 3/15/2040 (b)(c)(d)		269,096	269,264
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 5.7053% 3/15/2041 (b)(c)(d)		2,846,482	2,851,819
BMD2 Re-Remic Trust Series 2019-FRR1 Class 1A5, U.S. 30-Day Avg. SOFR Index + 4.3145%, 8.6629% 5/25/2052 (b)(c)(d)		15,366	15,313
BMD2 Re-Remic Trust Series 2019-FRR1 Class 5B13, 2.1682% 5/25/2052 (c)(d)		4,000,000	3,523,166
BMD2 Re-Remic Trust Series 2019-FRR1 Class 5D1, 0% 5/25/2052 (c)(i)		4,000,000	2,937,058
BMD2 Re-Remic Trust Series 2019-FRR1 Class 6C, 0% 5/25/2052 (c)(i)		4,200,000	3,169,169
BMO Mortgage Trust Series 2022-C1 Class A4, 3.119% 2/17/2055		6,200,000	5,679,041
BMO Mortgage Trust Series 2023-5C1 Class A3, 6.534% 8/15/2056		10,000,000	10,536,488
BMO Mortgage Trust Series 2023-C5 Class A2, 6.5176% 6/15/2056		8,500,000	8,743,082
BMO Mortgage Trust Series 2025-5C9 Class A3, 5.7785% 4/15/2058 (d)		9,700,000	10,182,037
BMP Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 5.735% 6/15/2041 (b)(c)(d)		4,040,000	4,047,575
BMP Series 2024-MF23 Class B, CME Term SOFR 1 month Index + 1.6416%, 6.0047% 6/15/2041 (b)(c)(d)		1,590,000	1,594,472
BMP Series 2024-MF23 Class C, CME Term SOFR 1 month Index + 1.8413%, 6.2044% 6/15/2041 (b)(c)(d)		1,060,000	1,062,981
BMP Series 2024-MF23 Class D, CME Term SOFR 1 month Index + 2.3905%, 6.7536% 6/15/2041 (b)(c)(d)		1,463,000	1,467,115
BMP Series 2024-MF23 Class E, CME Term SOFR 1 month Index + 3.3891%, 7.7522% 6/15/2041 (b)(c)(d)		124,000	123,809
Boca Commercial Mortgage Trust 2024-Boca Series 2024-BOCA Class A, CME Term SOFR 1 month Index + 1.9207%, 6.2838% 8/15/2041 (b)(c)(d)		100,000	100,438
BPR Commercial Mortgage Trust Series 2024-PARK Class A, 5.3919% 11/5/2039 (c)(d)		100,000	101,794
BPR Commercial Mortgage Trust Series 2024-PARK Class B, 5.9909% 11/5/2039 (c)(d)		500,000	511,619
BPR Trust Series 2023-STON Class A, 7.497% 12/5/2039 (c)		304,000	317,307
BPR Trust Series 2024-PMDW Class A, 5.358% 11/5/2041 (c)(d)		40,000	40,814
BSTN Commercial Mortgage Trust Series 2025-1C Class A, 5.5479% 6/15/2044 (c)(d)		384,000	394,508
BSTN Commercial Mortgage Trust Series 2025-1C Class C, 6.4441% 6/15/2044 (c)(d)		344,000	354,538
BSTN Commercial Mortgage Trust Series 2025-1C Class D, 6.9407% 6/15/2044 (c)(d)		335,000	343,189
BWAY Mortgage Trust Series 2013-1515 Class F, 4.0578% 3/10/2033 (c)(d)		146,276	125,270
Bway Trust Series 2025-1535 Class A, 6.5193% 5/5/2042 (c)(d)		62,000	64,403
Bx Coml Mtg Tr 2023-Vlt3 Series 2023-VLT3 Class A, CME Term SOFR 1 month Index + 1.94%, 6.3031% 11/15/2028 (b)(c)(d)		550,000	550,000
BX Commercial Mortgage Trust 2024-KING Series 2024-KING Class A, CME Term SOFR 1 month Index + 1.541%, 5.9041% 5/15/2034 (b)(c)(d)		167,791	167,843
BX Commercial Mortgage Trust 2024-XL5 Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 5.7548% 3/15/2041 (b)(c)(d)		15,198,194	15,217,175
BX Commercial Mortgage Trust 2024-XL5 Series 2024-XL5 Class D, CME Term SOFR 1 month Index + 2.6898%, 7.0529% 3/15/2041 (b)(c)(d)		737,732	739,346
BX Commercial Mortgage Trust 21-SOAR Series 2022-IND Class A, CME Term SOFR 1 month Index + 1.491%, 5.8541% 4/15/2037 (b)(c)(d)		3,955,607	3,956,843
BX Commercial Mortgage Trust 24-MDHS Series 2024-MDHS Class A, 6.0044% 5/15/2041 (c)(d)		7,046,007	7,063,622
BX Commercial Mortgage Trust Series 2019-IMC Class A, CME Term SOFR 1 month Index + 1.0463%, 5.4093% 4/15/2034 (b)(c)(d)		3,532,346	3,510,269
BX Commercial Mortgage Trust Series 2019-IMC Class B, CME Term SOFR 1 month Index + 1.3463%, 5.7093% 4/15/2034 (b)(c)(d)		4,464,000	4,410,990
BX Commercial Mortgage Trust Series 2019-IMC Class C, CME Term SOFR 1 month Index + 1.6463%, 6.0093% 4/15/2034 (b)(c)(d)		2,952,000	2,907,719
BX Commercial Mortgage Trust Series 2019-IMC Class D, CME Term SOFR 1 month Index + 1.9463%, 6.3093% 4/15/2034 (b)(c)(d)		3,099,000	3,044,768
BX Commercial Mortgage Trust Series 2021-CIP Class E, CME Term SOFR 1 month Index + 2.9345%, 7.2975% 12/15/2038 (b)(c)(d)		4,398,225	4,396,851
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 5.1666% 10/15/2036 (b)(c)(d)		8,126,000	8,120,942
BX Commercial Mortgage Trust Series 2021-PAC Class B, CME Term SOFR 1 month Index + 1.0133%, 5.3763% 10/15/2036 (b)(c)(d)		1,201,000	1,197,256
BX Commercial Mortgage Trust Series 2021-PAC Class C, CME Term SOFR 1 month Index + 1.2131%, 5.5761% 10/15/2036 (b)(c)(d)		1,607,000	1,600,988
BX Commercial Mortgage Trust Series 2021-PAC Class D, CME Term SOFR 1 month Index + 1.4128%, 5.7758% 10/15/2036 (b)(c)(d)		1,560,000	1,554,164
BX Commercial Mortgage Trust Series 2021-PAC Class E, CME Term SOFR 1 month Index + 2.062%, 6.425% 10/15/2036 (b)(c)(d)		5,425,000	5,404,703
BX Commercial Mortgage Trust Series 2022-CSMO Class B, CME Term SOFR 1 month Index + 3.1407%, 7.5038% 6/15/2027 (b)(c)(d)		1,523,800	1,532,848
BX Commercial Mortgage Trust Series 2022-LP2 Class A, CME Term SOFR 1 month Index + 1.0129%, 5.376% 2/15/2039 (b)(c)(d)		588,777	588,777
BX Commercial Mortgage Trust Series 2023-XL3 Class A, CME Term SOFR 1 month Index + 1.7614%, 6.1245% 12/9/2040 (b)(c)(d)		3,670,977	3,677,860
BX Commercial Mortgage Trust Series 2023-XL3 Class B, CME Term SOFR 1 month Index + 2.1908%, 6.5539% 12/9/2040 (b)(c)(d)		713,145	714,482
BX Commercial Mortgage Trust Series 2023-XL3 Class C, CME Term SOFR 1 month Index + 2.6402%, 7.0033% 12/9/2040 (b)(c)(d)		386,645	387,491
BX Commercial Mortgage Trust Series 2023-XL3 Class D, CME Term SOFR 1 month Index + 3.5888%, 7.9519% 12/9/2040 (b)(c)(d)		214,803	215,339
BX Commercial Mortgage Trust Series 2024-5C6 Class A3, 5.3161% 9/15/2057		14,800,000	15,244,918
BX Commercial Mortgage Trust Series 2024-AIR2 Class A, CME Term SOFR 1 month Index + 1.4923%, 5.8563% 10/15/2041 (b)(c)(d)		6,109,978	6,121,426
BX Commercial Mortgage Trust Series 2024-AIRC Class A, CME Term SOFR 1 month Index + 1.6912%, 6.0543% 8/15/2039 (b)(c)(d)		5,489,849	5,508,720
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 5.6559% 12/15/2039 (b)(c)(d)		1,573,500	1,577,923
BX Commercial Mortgage Trust Series 2024-GPA3 Class B, CME Term SOFR 1 month Index + 1.6423%, 6.0054% 12/15/2039 (b)(c)(d)		132,959	133,333
BX Commercial Mortgage Trust Series 2024-MF Class A, CME Term SOFR 1 month Index + 1.4416%, 5.8047% 2/15/2039 (b)(c)(d)		115,109	115,253
BX Commercial Mortgage Trust Series 2024-MF Class E, CME Term SOFR 1 month Index + 3.7383%, 8.1014% 2/15/2039 (b)(c)(d)		154,069	154,327
BX Commercial Mortgage Trust Series 2024-PALM Class A, CME Term SOFR 1 month Index + 1.541%, 5.9041% 6/15/2037 (b)(c)(d)		605,769	606,526
BX Commercial Mortgage Trust Series 2024-PALM Class D, CME Term SOFR 1 month Index + 2.64%, 7.0031% 6/15/2037 (b)(c)(d)		2,116,437	2,111,340
BX Commercial Mortgage Trust Series 2025-BCAT Class A, CME Term SOFR 1 month Index + 1.38%, 5.73% 8/15/2042 (b)(c)(d)		330,000	330,310
BX Commercial Mortgage Trust Series 2025-BCAT Class B, CME Term SOFR 1 month Index + 1.55%, 5.9% 8/15/2042 (b)(c)(d)		100,000	100,062
BX Commercial Mortgage Trust Series 2025-BCAT Class C, CME Term SOFR 1 month Index + 1.9%, 6.25% 8/15/2042 (b)(c)(d)		100,000	100,250
BX Commercial Mortgage Trust Series 2025-BCAT Class E, CME Term SOFR 1 month Index + 3.5%, 7.85% 8/15/2042 (b)(c)(d)		271,000	271,593
BX Commercial Mortgage Trust Series 2025-COPT Class A, CME Term SOFR 1 month Index + 1.75%, 6.1% 8/15/2042 (b)(c)(d)		1,595,000	1,596,994
BX Commercial Mortgage Trust Series 2025-SPOT Class A, CME Term SOFR 1 month Index + 1.4434%, 5.8065% 4/15/2040 (b)(c)(d)		8,086,484	8,104,173
Bx Tr 2025-Tail Series 2025-TAIL Class A, CME Term SOFR 1 month Index + 1.4%, 5.7631% 6/15/2035 (b)(c)(d)		1,727,000	1,729,159
Bx Tr 2025-Tail Series 2025-TAIL Class E, CME Term SOFR 1 month Index + 3.3%, 7.6631% 6/15/2035 (b)(c)(d)		897,000	894,394
BX Trust 2019-OC11 Series 2019-OC11 Class E, 4.0755% 12/9/2041 (c)(d)		2,140,000	1,972,297
BX Trust 2024 VLT4 Series 2024-VLT4 Class E, CME Term SOFR 1 month Index + 2.8894%, 7.2525% 7/15/2029 (b)(c)(d)		220,000	219,313
BX Trust 2024 VLT4 Series 2024-VLT4 Class F, CME Term SOFR 1 month Index + 3.9379%, 8.301% 7/15/2029 (b)(c)(d)		390,000	386,588
BX Trust 2024-CNY Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.805% 4/15/2041 (b)(c)(d)		8,163,034	8,183,442
BX Trust 2024-CNY Series 2024-CNYN Class B, CME Term SOFR 1 month Index + 1.6915%, 6.0546% 4/15/2041 (b)(c)(d)		1,278,349	1,281,145
BX Trust 2024-CNY Series 2024-CNYN Class C, CME Term SOFR 1 month Index + 1.9412%, 6.3043% 4/15/2041 (b)(c)(d)		1,061,360	1,063,681
BX Trust 2024-CNY Series 2024-CNYN Class D, CME Term SOFR 1 month Index + 2.6901%, 7.0532% 4/15/2041 (b)(c)(d)		1,181,647	1,184,232
BX Trust 2024-CNY Series 2024-CNYN Class E, CME Term SOFR 1 month Index + 3.6886%, 8.0517% 4/15/2041 (b)(c)(d)		115,570	115,062
BX Trust 2025-ROIC Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 5.5069% 3/15/2030 (b)(c)(d)		13,625,857	13,608,830
BX Trust 2025-ROIC Series 2025-ROIC Class B, CME Term SOFR 1 month Index + 1.3935%, 5.7566% 3/15/2030 (b)(c)(d)		1,455,324	1,449,056
BX Trust 2025-ROIC Series 2025-ROIC Class C, CME Term SOFR 1 month Index + 1.69%, 5.9064% 3/15/2030 (b)(c)(d)		2,051,001	2,041,387
BX Trust 2025-ROIC Series 2025-ROIC Class E, CME Term SOFR 1 month Index + 2.9413%, 7.3044% 3/15/2030 (b)(c)(d)		722,183	708,643
BX Trust 2025-VLT6 Series 2025-VLT6 Class A, CME Term SOFR 1 month Index + 1.4432%, 5.8063% 3/15/2042 (b)(c)(d)		275,000	274,742
BX Trust 2025-VLT6 Series 2025-VLT6 Class B, CME Term SOFR 1 month Index + 1.8926%, 6.2557% 3/15/2042 (b)(c)(d)		3,000,000	2,997,188
BX Trust Series 2020-VIV3 Class B, 3.662% 3/9/2044 (c)(d)		2,635,000	2,480,842
BX Trust Series 2021-ACNT Class B, CME Term SOFR 1 month Index + 1.3645%, 5.7275% 11/15/2038 (b)(c)(d)		600,109	599,734
BX Trust Series 2021-ARIA Class A, CME Term SOFR 1 month Index + 1.0136%, 5.3766% 10/15/2036 (b)(c)(d)		129,000	129,000
BX Trust Series 2021-BXMF Class A, CME Term SOFR 1 month Index + 0.7504%, 5.1134% 10/15/2026 (b)(c)(d)		1,777,657	1,776,546
BX Trust Series 2021-LBA Class AJV, CME Term SOFR 1 month Index + 0.9145%, 5.2785% 2/15/2036 (b)(c)(d)		1,559,000	1,558,513
BX Trust Series 2021-MFM1 Class A, CME Term SOFR 1 month Index + 0.8145%, 5.1775% 1/15/2034 (b)(c)(d)		579,091	578,910
BX Trust Series 2021-MFM1 Class E, CME Term SOFR 1 month Index + 2.3645%, 6.7275% 1/15/2034 (b)(c)(d)		66,555	66,576
BX Trust Series 2021-MFM1 Class F, CME Term SOFR 1 month Index + 3.1145%, 7.4775% 1/15/2034 (b)(c)(d)		40,957	40,943
BX Trust Series 2021-SOAR Class A, CME Term SOFR 1 month Index + 0.7845%, 5.1485% 6/15/2038 (b)(c)(d)(j)		1,189,733	1,189,361
BX Trust Series 2021-VIEW Class F, CME Term SOFR 1 month Index + 4.0445%, 8.4075% 6/15/2036 (b)(c)(d)		61,000	59,609
BX Trust Series 2021-XL2 Class A, CME Term SOFR 1 month Index + 0.6885%, 5.166% 10/15/2038 (b)(c)(d)		535,479	535,312
BX Trust Series 2022-FOX2 Class D, CME Term SOFR 1 month Index + 2.111%, 6.4741% 4/15/2039 (b)(c)(d)		1,610,000	1,602,956
BX Trust Series 2022-IND Class B, CME Term SOFR 1 month Index + 1.94%, 6.3031% 4/15/2037 (b)(c)(d)		2,788,100	2,789,843
BX Trust Series 2022-IND Class C, CME Term SOFR 1 month Index + 2.29%, 6.6531% 4/15/2037 (b)(c)(d)		629,300	630,283
BX Trust Series 2022-IND Class D, CME Term SOFR 1 month Index + 2.839%, 7.2021% 4/15/2037 (b)(c)(d)		526,399	527,386
BX Trust Series 2023-DELC Class A, CME Term SOFR 1 month Index + 2.69%, 7.0531% 5/15/2038 (b)(c)(d)		1,150,000	1,156,469
BX Trust Series 2024-BRBK Class A, CME Term SOFR 1 month Index + 2.8796%, 7.2396% 10/15/2041 (b)(c)(d)		460,000	463,268
BX Trust Series 2024-BRBK Class B, CME Term SOFR 1 month Index + 3.9266%, 8.2865% 10/15/2041 (b)(c)(d)		1,199,000	1,201,995
BX Trust Series 2024-BRBK Class C, CME Term SOFR 1 month Index + 4.8738%, 9.2337% 10/15/2041 (b)(c)(d)		1,127,810	1,130,627
BX Trust Series 2024-BRBK Class D, CME Term SOFR 1 month Index + 5.9705%, 10.3305% 10/15/2041 (b)(c)(d)		88,000	88,220
BX Trust Series 2024-BRBK Class E, CME Term SOFR 1 month Index + 6.9675%, 11.3274% 10/15/2041 (b)(c)(d)		191,000	189,964
BX Trust Series 2024-PAT Class A, CME Term SOFR 1 month Index + 2.09%, 6.4531% 3/15/2041 (b)(c)(d)		150,000	150,281
BX Trust Series 2024-PAT Class C, CME Term SOFR 1 month Index + 4.439%, 8.8021% 3/15/2041 (b)(c)(d)		321,000	324,169
BX Trust Series 2024-PAT Class D, CME Term SOFR 1 month Index + 5.389%, 9.7521% 3/15/2041 (b)(c)(d)		155,000	156,535
BX Trust Series 2024-VLT4 Class A, CME Term SOFR 1 month Index + 1.4914%, 5.8545% 7/15/2029 (b)(c)(d)		899,000	899,562
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.8051% 2/15/2039 (b)(c)(d)		6,652,461	6,662,855
BX Trust Series 2024-XL4 Class B, CME Term SOFR 1 month Index + 1.7915%, 6.1546% 2/15/2039 (b)(c)(d)		811,553	813,835
BX Trust Series 2024-XL4 Class D, CME Term SOFR 1 month Index + 3.1396%, 7.5027% 2/15/2039 (b)(c)(d)		369,318	370,357
BX Trust Series 2024-XL4 Class E, CME Term SOFR 1 month Index + 4.1881%, 8.5512% 2/15/2039 (b)(c)(d)		198,864	198,796
BX Trust Series 2024-XL5 Class B, CME Term SOFR 1 month Index + 1.6912%, 6.0543% 3/15/2041 (b)(c)(d)		2,066,105	2,069,334
BX Trust Series 2024-XL5 Class C, CME Term SOFR 1 month Index + 1.9409%, 6.304% 3/15/2041 (b)(c)(d)		2,743,181	2,748,325
BX Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 5.5131% 2/15/2035 (b)(c)(d)		4,360,000	4,360,680
Bx Trust Series 2025-LIFE Class A, 6.0797% 6/13/2047 (c)(d)		689,000	703,500
Bx Trust Series 2025-LUNR Class A, 5.8631% 6/15/2040 (c)(d)		85,000	85,186
BX Trust Series 2025-VLT7 Class B, CME Term SOFR 1 month Index + 2%, 6.3631% 7/15/2044 (b)(c)(d)		1,175,000	1,177,938
BXSC Commercial Mortgage Trust Series 2022-WSS Class D, CME Term SOFR 1 month Index + 3.188%, 7.552% 3/15/2035 (b)(c)(d)		3,100,000	3,113,563
CALI Mortgage Trust Series 2024-SUN Class A, CME Term SOFR 1 month Index + 1.8911%, 6.2481% 7/15/2041 (b)(c)(d)		320,000	320,700
CAMB Commercial Mortgage Trust Series 2021-CX2 Class A, 2.7% 11/10/2046 (c)		4,000,000	3,438,888
CCUBS Commercial Mortgage Trust Series 2017-C1 Class A3, 3.283% 11/15/2050		4,206,908	4,111,811
CD Mortgage Trust Series 2017-CD5 Class A3, 3.171% 8/15/2050		2,700,000	2,640,505
CD Mortgage Trust Series 2017-CD5 Class A4, 3.431% 8/15/2050		1,000,000	980,638
CD Mortgage Trust Series 2017-CD6 Class A3, 3.104% 11/13/2050		964,022	949,163
Cent Trust Series 2025-CITY Class A, 5.0909% 7/10/2040 (c)(d)		4,049,000	4,101,081
CF Hippolyta Issuer LLC Series 2020-1 Class A1, 1.69% 7/15/2060 (c)		16,540,289	14,318,437
CF Hippolyta Issuer LLC Series 2020-1 Class A2, 1.99% 7/15/2060 (c)		6,442,735	5,465,825
CF Hippolyta Issuer LLC Series 2021-1A Class A1, 1.53% 3/15/2061 (c)		8,415,363	7,031,437
CF Series 2019-CF2 Class A4, 2.6236% 11/15/2052		808,549	764,484
CFCRE Commercial Mortgage Trust Series 2011-C2 Class D, 5.2492% 12/15/2047 (c)(d)		27,696	26,731
CFCRE Commercial Mortgage Trust Series 2016-C6 Class A2, 2.95% 11/10/2049		913,443	902,336
CFMT Trust Series 2021-FRR1 Class AK99, 0% 9/29/2029 (c)		5,353,696	4,105,310
CFMT Trust Series 2021-FRR1 Class BK54, 0% 2/28/2026 (c)		659,122	636,030
CFMT Trust Series 2021-FRR1 Class BK58, 2.3923% 9/29/2029 (c)(d)		327,366	306,300
CFMT Trust Series 2021-FRR1 Class BK98, 0% 8/29/2029 (c)		2,368,616	1,796,617
CFMT Trust Series 2021-FRR1 Class BK99, 0% 9/29/2029 (c)(j)		447,606	307,956
CFMT Trust Series 2021-FRR1 Class CK54, 0% 2/28/2026 (c)		204,787	196,358
CFMT Trust Series 2021-FRR1 Class CKW1, 0% 1/29/2026 (c)		263,297	255,468
CFSP Mortgage Trust Series 2024-AHP1 Class A, 6.5% 4/15/2037		570,814	549,867
CGMS Commercial Mortgage Trust Series 2017-B1 Class A3, 3.197% 8/15/2050		856,433	839,127
Citigroup Commercial Mortgage Trust Series 2015-GC33 Class XA, 0.8379% 9/10/2058 (d)(h)		2,742,923	89
Citigroup Commercial Mortgage Trust Series 2016-C2 Class A3, 2.575% 8/10/2049		2,705,173	2,668,013
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class A4, 3.349% 2/10/2049		2,144,673	2,137,932
Citigroup Commercial Mortgage Trust Series 2016-GC37 Class A3, 3.05% 4/10/2049		1,774,922	1,767,870
Citigroup Commercial Mortgage Trust Series 2016-P6 Class XA, 0.6857% 12/10/2049 (d)(h)		11,990,510	55,075
COMM Mortgage Trust Series 2016-787S Class A, 3.545% 2/10/2036 (c)		4,035,000	3,983,781
COMM Mortgage Trust Series 2016-COR1 Class A3, 2.826% 10/10/2049		7,366,360	7,266,725
COMM Mortgage Trust Series 2017-COR2 Class A3, 3.51% 9/10/2050		11,380,000	11,128,480
COMM Mortgage Trust Series 2017-COR2 Class ASB, 3.317% 9/10/2050		462,332	458,212
COMM Mortgage Trust Series 2018-HOME Class A, 3.9422% 4/10/2033 (c)(d)		699,201	685,182
COMM Mortgage Trust Series 2024-277P Class A, 6.338% 8/10/2044 (c)		1,800,000	1,901,678
COMM Mortgage Trust Series 2024-277P Class X, 0.8943% 8/10/2044 (c)(d)(h)		5,900,000	153,222
COMM Mortgage Trust Series 2024-CBM Class A2, 5.867% 12/10/2041 (c)(d)		110,000	112,017
COMM Mortgage Trust Series 2024-WCL1 Class A, CME Term SOFR 1 month Index + 1.841%, 6.2041% 6/15/2041 (b)(c)(d)		400,000	398,621
COMM Mortgage Trust Series 2024-WCL1 Class B, CME Term SOFR 1 month Index + 2.59%, 6.9531% 6/15/2041 (b)(c)(d)		237,000	236,183
COMM Mortgage Trust Series 2024-WCL1 Class E, CME Term SOFR 1 month Index + 4.487%, 8.8501% 6/15/2041 (b)(c)(d)		313,000	310,380
Comm Mortgage Trust Series 2025-167G Class A, 5.5027% 8/10/2040 (c)		160,000	160,865
Comm Mortgage Trust Series 2025-167G Class E, 8.4745% 8/10/2040 (c)(d)		125,000	125,453
Comm Mortgage Trust Series 2025-167G Class F, 9.4639% 8/10/2040 (c)(d)		108,000	108,378
COMM Mortgage Trust Series 2025-SBX Class B, 5.7338% 8/10/2041 (c)(d)		74,000	74,579
Computershare Corporate Trust Series 2018-C48 Class A5, 4.302% 1/15/2052		3,181,000	3,181,711
Cone Trust Series 2024-DFW1 Class A, CME Term SOFR 1 month Index + 1.6417%, 6.0048% 8/15/2041 (b)(c)(d)		320,000	319,801
Cone Trust Series 2024-DFW1 Class D, CME Term SOFR 1 month Index + 3.0397%, 7.4028% 8/15/2041 (b)(c)(d)		43,000	42,816
Cone Trust Series 2024-DFW1 Class E, CME Term SOFR 1 month Index + 3.8885%, 8.2516% 8/15/2041 (b)(c)(d)		315,000	312,138
Credit Suisse Commercial Mortgage Trust Series 2021-SOP2 Class A, CME Term SOFR 1 month Index + 1.1814%, 5.5445% 6/15/2034 (b)(c)		97,725	94,761
CSAIL Commercial Mortgage Trust Series 2015-C3 Class A4, 3.7182% 8/15/2048		9,339	9,306
CSAIL Commercial Mortgage Trust Series 2016-C6 Class A5, 3.0898% 1/15/2049		1,000,000	989,752
CSAIL Commercial Mortgage Trust Series 2016-C7 Class A4, 3.21% 11/15/2049		2,690,969	2,669,277
CSAIL Commercial Mortgage Trust Series 2021-C20 Class A2, 2.4862% 3/15/2054		14,860,896	13,586,794
CSMC Trust Series 2014-USA Class A2, 3.953% 9/15/2037 (c)		5,001,000	4,588,468
CSMC Trust Series 2014-USA Class D, 4.3733% 9/15/2037 (c)		3,944,000	2,898,879
CSMC Trust Series 2016-NXSR Class A4, 3.7948% 12/15/2049		2,000,000	1,977,526
CSMC Trust Series 2021-ADV Class A, CME Term SOFR 1 month Index + 1.5145%, 5.8785% 7/15/2038 (b)(c)(d)		500,000	452,537
CSMC Trust Series 2021-BHAR Class A, CME Term SOFR 1 month Index + 1.2645%, 5.6285% 11/15/2038 (b)(c)(d)		228,000	227,003
Cstl Commercial Mortgage Trust Series 2024-GATE Class A, 4.9232% 11/10/2041 (c)(d)		440,000	441,425
DBGS Mortgage Trust Series 2024-SBL Class A, CME Term SOFR 1 month Index + 1.8821%, 6.2461% 8/15/2034 (b)(c)(d)		812,000	813,527
DBJPM Mortgage Trust Series 2017-C6 Class A3, 3.269% 6/10/2050		114,812	112,981
DBSG Mortgage Trust Series 2024-ALTA Class A, 6.1438% 6/10/2037 (c)(d)		121,211	123,152
DBWF Mortgage Trust Series 2016-85T Class A, 3.791% 12/10/2036 (c)		1,390,000	1,357,325
DC Commercial Mortgage Trust Series 2024-HLTN Class A, 5.9335% 4/13/2040 (c)(d)		30,000	30,354
DC Commercial Mortgage Trust Series 2024-HLTN Class F, 10.6641% 4/13/2040 (c)(d)		88,000	88,205
DK Trust Series 2024-SPBX Class A, CME Term SOFR 1 month Index + 1.5%, 5.8631% 3/15/2034 (b)(c)(d)		197,000	197,492
DK Trust Series 2024-SPBX Class E, CME Term SOFR 1 month Index + 4%, 8.3631% 3/15/2034 (b)(c)(d)		559,000	560,799
DK Trust Series 2025-LXP Class A, CME Term SOFR 1 month Index + 1.593%, 5.908% 8/15/2037 (b)(c)(d)		125,000	124,961
DK Trust Series 2025-LXP Class D, CME Term SOFR 1 month Index + 2.891%, 7.206% 8/15/2037 (b)(c)(d)		84,000	84,052
DOLP Trust Series 2021-NYC Class A, 2.956% 5/10/2041 (c)		8,810,000	7,901,460
DTP Commercial Mortgage Trust Series 2023-STE2 Class A, 6.038% 1/15/2041 (c)(d)		1,752,000	1,800,996
Durst Commercial Mortgage Trust Series 2025-151 Class A, 5.3169% 8/10/2042 (c)(d)		137,000	139,470
Durst Commercial Mortgage Trust Series 2025-151 Class D, 7.0175% 8/10/2042 (c)(d)		262,000	267,380
Elm Trust Series 2024-ELM Class A10, 5.9942% 6/10/2039 (c)(d)		460,000	464,544
Elm Trust Series 2024-ELM Class A15, 5.9942% 6/10/2039 (c)(d)		460,000	463,163
Elm Trust Series 2024-ELM Class E10, 8.0455% 6/10/2039 (c)(d)		514,000	517,108
Elm Trust Series 2024-ELM Class XP10, 0.2345% 6/10/2039 (c)(d)(h)		2,414,000	4,176
Elm Trust Series 2024-ELM Class XP15, 1.5612% 6/10/2039 (c)(d)(h)		2,185,000	25,165
ELP Commercial Mortgage Trust Series 2021-ELP Class A, CME Term SOFR 1 month Index + 0.8155%, 5.1795% 11/15/2038 (b)(c)(d)		10,889,267	10,882,462
ELP Commercial Mortgage Trust Series 2021-ELP Class B, CME Term SOFR 1 month Index + 1.2347%, 5.5987% 11/15/2038 (b)(c)(d)		966,943	966,036
ELP Commercial Mortgage Trust Series 2021-ELP Class F, CME Term SOFR 1 month Index + 2.7815%, 7.1455% 11/15/2038 (b)(c)(d)		991,737	990,807
EQT Trust Series 2024-EXTR Class A, 5.3308% 7/5/2041 (c)(d)		705,000	721,726
Extended Stay America Trust Series 2021-ESH Class A, CME Term SOFR 1 month Index + 1.1945%, 5.5575% 7/15/2038 (b)(c)(d)		3,275,098	3,274,076
Extended Stay America Trust Series 2021-ESH Class A1, CME Term SOFR 1 month Index + 1.1945%, 5.5575% 7/15/2038 (b)(c)(d)		170,179	170,013
Extended Stay America Trust Series 2021-ESH Class B, CME Term SOFR 1 month Index + 1.4945%, 5.8575% 7/15/2038 (b)(c)(d)		1,791,136	1,790,576
Extended Stay America Trust Series 2021-ESH Class C, CME Term SOFR 1 month Index + 1.8145%, 6.1775% 7/15/2038 (b)(c)(d)		1,320,590	1,320,178
Extended Stay America Trust Series 2021-ESH Class D, CME Term SOFR 1 month Index + 2.3645%, 6.7275% 7/15/2038 (b)(c)(d)		2,668,409	2,667,575
Extended Stay America Trust Series 2021-ESH Class F, CME Term SOFR 1 month Index + 3.8145%, 8.1775% 7/15/2038 (b)(c)(d)		854,299	854,291
Fannie Mae Guaranteed REMIC Series 2015-M10 Class A2, 3.092% 4/25/2027		115,800	113,969
Fannie Mae Guaranteed REMIC Series 2016-M6 Class A2, 2.488% 5/25/2026		161,617	159,410
Fannie Mae Guaranteed REMIC Series 2016-M7 Class A2, 2.4994% 9/25/2026		155,762	153,534
Fannie Mae Guaranteed REMIC Series 2017-M1 Class A2, 2.4984% 10/25/2026 (d)		204,446	200,222
Fannie Mae Guaranteed REMIC Series 2017-M3 Class A2, 2.5561% 12/25/2026 (d)		309,647	303,048
Fannie Mae Guaranteed REMIC Series 2017-M5 Class A2, 3.1089% 4/25/2029 (d)		473,400	459,382
Fannie Mae Guaranteed REMIC Series 2017-M8 Class A2, 3.061% 5/25/2027		205,563	202,074
Fannie Mae Guaranteed REMIC Series 2017-T1 Class A, 2.898% 6/25/2027		2,877,832	2,814,174
Fannie Mae Guaranteed REMIC Series 2018-M10 Class A2, 3.4661% 7/25/2028 (d)		590,869	582,586
Fannie Mae Guaranteed REMIC Series 2018-M14 Class A2, 3.6995% 8/25/2028 (d)		965,737	954,138
Fannie Mae Guaranteed REMIC Series 2018-M2 Class A2, 3.0015% 1/25/2028 (d)		761,811	743,929
Fannie Mae Guaranteed REMIC Series 2018-M3 Class A2, 3.1531% 2/25/2030 (d)		775,036	745,660
Fannie Mae Guaranteed REMIC Series 2018-M4 Class A2, 3.1591% 3/25/2028 (d)		233,256	227,922
Fannie Mae Guaranteed REMIC Series 2018-M7 Class A2, 3.1271% 3/25/2028 (d)		782,380	765,153
Fannie Mae Guaranteed REMIC Series 2019-M12 Class A2, 2.885% 6/25/2029 (d)		784,343	753,227
Fannie Mae Guaranteed REMIC Series 2019-M7 Class A2, 3.143% 4/25/2029		464,922	449,643
Fannie Mae Guaranteed REMIC Series 2020-M50 Class A2, 1.2% 10/25/2030		146,050	139,059
Fannie Mae Guaranteed REMIC Series 2020-M50 Class X1, 1.9237% 10/25/2030 (d)(h)		2,309,343	89,848
Fannie Mae Guaranteed REMIC Series 2022-M2S Class A2, 3.8845% 8/25/2032 (d)		412,499	397,189
Fannie Mae Mortgage pass-thru certificates Series 2020-M38 Class 2A1, 1.594% 11/25/2028		128,316	120,068
Fannie Mae Mortgage pass-thru certificates Series 2020-M38 Class X2, 2.0955% 11/25/2028 (d)(h)		1,019,269	42,830
Fannie Mae Mortgage pass-thru certificates Series 2025-M2 Class A2, 4.62% 4/25/2030		9,400,000	9,545,031
Fannie Mae Series 2022-M10 Class A2, 1.9921% 1/25/2032 (d)		9,000,000	7,851,724
Fontainebleau Miami Beach Beach Mtg Tr Series 2024-FBLU Class A, CME Term SOFR 1 month Index + 1.45%, 5.8131% 12/15/2039 (b)(c)(d)		1,930,000	1,930,603
Fontainebleau Miami Beach Beach Mtg Tr Series 2024-FBLU Class G, CME Term SOFR 1 month Index + 5.65%, 10.0131% 12/15/2039 (b)(c)(d)		137,000	137,348
Freddie Mac MSCR Trust Series 2023-MN7 Class M2, U.S. 30-Day Avg. SOFR Index + 5.7%, 10.0484% 9/25/2043 (b)(c)(d)		1,030,000	1,074,220
Freddie Mac MSCR Trust Series 2025-MN11 Class M2, U.S. 30-Day Avg. SOFR Index + 2.65%, 6.9984% 7/25/2045 (b)(c)(d)		1,875,000	1,873,824
Freddie Mac Multifamily Structured Credit Risk Series 2021-MN1 Class M2, U.S. 30-Day Avg. SOFR Index + 3.75%, 8.0984% 1/25/2051 (b)(c)(d)		3,893,281	4,017,904
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K054 Class A2, 2.745% 1/25/2026		4,352,293	4,319,829
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K152 Class A2, 3.08% 1/25/2031		258,704	246,310
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-KS06 Class A2, 2.72% 7/25/2026		294,893	291,659
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K065 Class A2, 3.243% 4/25/2027		194,050	191,523
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K068 Class A2, 3.244% 8/25/2027		300,000	295,992
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K069 Class A2, 3.187% 9/25/2027		1,173,574	1,155,817
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K070 Class A2, 3.303% 11/25/2027		5,976,848	5,895,225
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K071 Class A2, 3.286% 11/25/2027		2,100,000	2,069,902
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K072 Class A2, 3.444% 12/25/2027		3,300,000	3,262,776
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K073 Class A2, 3.35% 1/25/2028		3,600,000	3,552,494
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K074 Class A2, 3.6% 1/25/2028		8,300,000	8,232,236
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K076 Class A2, 3.9% 4/25/2028		1,600,000	1,597,370
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K077 Class A2, 3.85% 5/25/2028		5,300,000	5,284,104
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K081 Class A2, 3.9% 8/25/2028		1,200,000	1,198,684
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K083 Class A2, 4.05% 9/25/2028		1,500,000	1,504,274
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-W5FX Class AFX, 3.3361% 4/25/2028 (d)		289,920	284,577
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K095 Class X1, 1.0716% 6/25/2029 (d)(h)		13,408,281	404,339
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-KJ26 Class A2, 2.606% 7/25/2027		268,061	263,773
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-KL05 Class X1P, 1.0243% 6/25/2029 (d)(h)		5,143,082	157,219
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-KS11 Class AFX2, 2.654% 6/25/2029		1,462,765	1,390,734
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-1515 Class A2, 1.94% 2/25/2035		1,053,190	846,404
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K106 Class X1, 1.4376% 1/25/2030 (d)(h)		56,813,920	2,787,836
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K740 Class A2, 1.47% 9/25/2027		3,100,000	2,950,548
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-KX04 Class XFX, 1.6984% 1/25/2034 (d)(h)		4,562,042	194,536
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-Q014 Class X, 2.7732% 10/25/2055 (d)(h)		618,851	89,782
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-1520 Class X3, 3.1994% 4/25/2039 (d)(h)		130,186	30,107
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K128 Class X3, 2.8766% 4/25/2031 (d)(h)		375,930	47,660
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K741 Class X1, 0.644% 12/25/2027 (d)(h)		138,820,249	1,467,899
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K746 Class A2, 2.031% 9/25/2028		1,200,000	1,135,032
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K141 Class A2, 2.25% 2/25/2032		9,000,000	8,010,335
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K142 Class AM, 2.4% 3/25/2032		643,616	574,002
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K145 Class A2, 2.58% 5/25/2032		546,050	492,774
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K146 Class A2, 2.92% 6/25/2032		394,946	363,540
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K146 Class AM, 2.92% 7/25/2032		380,318	348,365
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-K-153 Class A2, 3.82% 12/25/2032		731,382	709,379
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-K753 Class A2, 4.4% 10/25/2030		2,200,000	2,228,690
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-KJ48 Class A2, 5.028% 10/25/2031		96,000	99,065
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-P015 Class A1, 4.4484% 11/25/2032 (d)		109,452	110,167
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-Q029 Class A, U.S. 30-Day Avg. SOFR Index + 0.55%, 4.891% 8/25/2027 (b)(d)		8,131,686	8,129,462
FREMF Mortgage Trust Series 2015-K51 Class B, 4.1356% 10/25/2048 (c)(d)		80,452	80,183
FREMF Mortgage Trust Series 2016-K55 Class B, 4.3115% 4/25/2049 (c)(d)		292,553	290,812
FREMF Mortgage Trust Series 2016-K56 Class B, 4.0983% 6/25/2049 (c)(d)		103,827	102,844
FREMF Mortgage Trust Series 2016-K58 Class C, 3.8652% 9/25/2049 (c)(d)		3,090,000	3,044,469
FREMF Mortgage Trust Series 2016-K59 Class B, 3.6884% 11/25/2049 (c)(d)		137,909	135,889
FREMF Mortgage Trust Series 2017-K61 Class C, 3.8247% 12/25/2049 (c)(d)		156,369	152,961
FREMF Mortgage Trust Series 2017-K63 Class B, 4.0116% 2/25/2050 (c)(d)		347,991	343,377
FREMF Mortgage Trust Series 2017-K63 Class C, 4.0116% 2/25/2050 (c)(d)		146,276	143,718
FREMF Mortgage Trust Series 2017-K68 Class B, 3.9717% 10/25/2049 (c)(d)		275,672	271,406
FREMF Mortgage Trust Series 2017-KL1P Class BP, 3.4805% 10/25/2025 (c)(d)		388,576	385,425
FREMF Mortgage Trust Series 2018-K733 Class B, 4.3262% 9/25/2025 (c)(d)		384,000	382,670
FREMF Mortgage Trust Series 2018-K74 Class B, 4.2299% 2/25/2051 (c)(d)		292,553	288,125
FREMF Mortgage Trust Series 2018-K85 Class C, 4.4639% 12/25/2050 (c)(d)		1,000,000	974,040
FREMF Mortgage Trust Series 2018-KBX1 Class C, 3.6247% 1/25/2026 (c)(d)		219,414	214,149
FREMF Mortgage Trust Series 2018-KHG1 Class C, 4.0299% 12/25/2027 (c)(d)		971,831	917,623
FREMF Mortgage Trust Series 2018-KSL1 Class C, 4.0035% 11/25/2025 (c)(d)		498,334	495,330
FREMF Mortgage Trust Series 2018-KSW4 Class B, U.S. 30-Day Avg. SOFR Index + 2.45%, 6.9055% 10/25/2028 (b)(d)		3,949,698	3,777,864
FREMF Mortgage Trust Series 2018-KW06 Class C, 0% 6/25/2028 (c)		365,011	297,602
FREMF Mortgage Trust Series 2018-KW06 Class X2A, 0.1% 6/25/2028 (c)(h)		3,118,460	6,252
FREMF Mortgage Trust Series 2018-KW06 Class X2B, 0.1% 6/25/2028 (c)(h)		486,684	1,127
FREMF Mortgage Trust Series 2018-KW07 Class C, 0% 10/25/2031 (c)(i)		380,318	292,339
FREMF Mortgage Trust Series 2018-KW07 Class X2A, 0.1% 10/25/2031 (c)(h)		2,944,442	6,720
FREMF Mortgage Trust Series 2018-KW07 Class X2B, 0.1% 10/25/2031 (c)(h)		495,949	1,256
FREMF Mortgage Trust Series 2019-K736 Class B, 3.8636% 7/25/2026 (c)(d)		905,000	895,424
FREMF Mortgage Trust Series 2019-K98 Class B, 3.8623% 10/25/2052 (c)(d)		321,808	307,326
FREMF Mortgage Trust Series 2019-KBF3 Class C, U.S. 30-Day Avg. SOFR Index + 4.75%, 9.2055% 1/25/2029 (b)(c)(d)		254,123	244,753
FREMF Mortgage Trust Series 2019-KL05 Class BHG, 4.5163% 2/25/2029 (c)(d)		105,465	97,969
FREMF Mortgage Trust Series 2019-KL05 Class CHG, 4.37% 2/25/2029 (c)		339,771	305,130
FREMF Mortgage Trust Series 2019-KW10 Class B, 3.7553% 10/25/2032 (c)(d)		268,271	248,849
GAM Re-Remic Trust Series 2021-FRR1 Class 1B, 0% 11/29/2050 (c)(i)		5,000,000	4,472,813
GAM Re-Remic Trust Series 2021-FRR1 Class 1D, 0% 11/29/2050 (c)(i)		5,000,000	4,413,518
GAM Re-Remic Trust Series 2021-FRR1 Class 2B, 0% 11/29/2050 (c)(i)		3,400,000	2,963,426
GAM Re-Remic Trust Series 2021-FRR1 Class 2C, 0% 11/29/2050 (c)(i)		4,500,000	3,880,777
GAM Re-Remic Trust Series 2022-FRR3 Class BK89, 0% 1/27/2052 (c)(i)		6,000,000	4,873,967
Ginnie Mae Multifamily REMICS Series 2021-2 Class AH, 1.5% 6/16/2063		3,923,971	2,914,217
Ginnie Mae Multifamily REMICS Series 2021-21 Class AH, 1.4% 6/16/2063		2,666,585	2,064,744
Ginnie Mae Multifamily REMICS Series 2021-31 Class B, 1.25% 1/16/2061		2,900,691	2,109,266
Ginnie Mae Multifamily REMICS Series 2021-36 Class IO, 1.2878% 3/16/2063 (d)(h)		13,525,858	1,116,056
Ginnie Mae REMIC pass-thru certificates Series 2023-118 Class BA, 3.7495% 5/16/2065 (d)		1,374,317	1,259,872
Ginnie Mae REMIC pass-thru certificates Series 2023-119 Class AD, 2.25% 4/16/2065		96,080	77,469
Ginnie Mae REMIC pass-thru certificates Series 2023-50 Class AC, 3.25% 9/16/2063 (d)		53,557	48,539
Ginnie Mae Series 2025-126 Class AD, 5% 5/16/2065		152,891	152,306
Ginnie Mae Series 2025-128 Class AD, 5% 10/16/2056		354,662	355,529
Ginnie Mae Series 2025-128 Class AG, 4.75% 7/16/2066		351,752	344,426
Ginnie Mae Series 2025-129 Class AB, 4.75% 9/16/2054		111,879	111,072
Ginnie Mae Series 2025-130 Class AL, 4.75% 8/16/2056		111,889	110,891
Ginnie Mae Series 2025-88 Class AT, 5% 6/16/2058		175,873	175,629
Great Wolf Trust Series 2024-WOLF Class A, CME Term SOFR 1 month Index + 1.542%, 5.9051% 3/15/2039 (b)(c)(d)		100,000	100,406
GS Mortgage Securities Corp II Series 2019-GC40 Class A3, 2.904% 7/10/2052		2,000,000	1,899,521
GS Mortgage Securities Trust Series 2011-GC5 Class AS, 5.209% 8/10/2044 (c)(d)		4,137,091	4,046,684
GS Mortgage Securities Trust Series 2015-GC34 Class XA, 1.2179% 10/10/2048 (d)(h)		2,124,776	129
GS Mortgage Securities Trust Series 2015-GS1 Class A3, 3.734% 11/10/2048		8,730,005	8,703,670
GS Mortgage Securities Trust Series 2017-GS6 Class A2, 3.164% 5/10/2050		461,935	456,197
GS Mortgage Securities Trust Series 2018-GS10 Class A5, 4.155% 7/10/2051		700,000	687,776
GS Mortgage Securities Trust Series 2019-GC38 Class A4, 3.968% 2/10/2052		909,839	889,804
GS Mortgage Securities Trust Series 2019-GSA1 Class A4, 3.0479% 11/10/2052		1,300,000	1,232,523
GS Mortgage Securities Trust Series 2020-GC45 Class AAB, 2.8428% 2/13/2053		790,898	767,124
GS Mortgage Securities Trust Series 2020-GSA2 Class A4, 1.721% 12/12/2053		4,940,000	4,409,385
GS Mortgage Securities Trust Series 2021-IP Class A, CME Term SOFR 1 month Index + 1.0645%, 5.4285% 10/15/2036 (b)(c)(d)		7,945,000	7,940,055
GS Mortgage Securities Trust Series 2021-IP Class B, CME Term SOFR 1 month Index + 1.2645%, 5.6285% 10/15/2036 (b)(c)(d)		730,000	726,359
GS Mortgage Securities Trust Series 2021-IP Class C, CME Term SOFR 1 month Index + 1.6645%, 6.0285% 10/15/2036 (b)(c)(d)		601,000	597,995
GS Mortgage Securities Trust Series 2023-FUN Class A, CME Term SOFR 1 month Index + 2.0913%, 6.4544% 3/15/2028 (b)(c)(d)		100,000	100,406
GS Mortgage Securities Trust Series 2023-FUN Class B, CME Term SOFR 1 month Index + 2.7903%, 7.1534% 3/15/2028 (b)(c)(d)(j)		1,400,000	1,407,000
GS Mortgage Securities Trust Series 2023-SHIP Class A, 4.4664% 9/10/2038 (c)(d)		4,140,000	4,123,565
GS Mortgage Securities Trust Series 2023-SHIP Class E, 7.6814% 9/10/2038 (c)(d)		74,000	74,482
GS Mortgage Securities Trust Series 2024-RVR Class A, 5.3716% 8/10/2041 (c)(d)		7,700,000	7,808,314
GS Mortgage Securities Trust Series 2024-RVR Class E, 7.7194% 8/10/2041 (c)(d)		438,000	439,790
GS Mortgage Securities Trust Series 2025-800D Class A, CME Term SOFR 1 month Index + 2.65%, 7.0099% 11/25/2041 (b)(c)(d)		597,000	598,095
GSAT Trust Series 2025-BMF Class A, CME Term SOFR 1 month Index + 1.5%, 5.8631% 7/15/2040 (b)(c)(d)		169,000	169,026
GWT Commercial Mortgage Trust Series 2024-WLF2 Class A, CME Term SOFR 1 month Index + 1.6912%, 6.0543% 5/15/2041 (b)(c)(d)		811,000	814,544
Harvest Commercial Capital Loan Trust Series 2024-1 Class A, 6.1635% 10/25/2056		1,697,324	1,732,999
HIH Trust Series 2024-61P Class A, CME Term SOFR 1 month Index + 1.842%, 6.2051% 10/15/2041 (b)(c)(d)		177,346	177,567
HIH Trust Series 2024-61P Class C, CME Term SOFR 1 month Index + 2.841%, 7.2041% 10/15/2041 (b)(c)(d)		197,051	197,297
HIH Trust Series 2024-61P Class D, CME Term SOFR 1 month Index + 3.64%, 8.0031% 10/15/2041 (b)(c)(d)		68,968	69,054
Hilt Commercial Mortgage Trust Series 2024-ORL Class A, CME Term SOFR 1 month Index + 1.5412%, 5.9043% 5/15/2037 (b)(c)(d)		492,000	492,769
Hilt Commercial Mortgage Trust Series 2024-ORL Class D, CME Term SOFR 1 month Index + 3.1889%, 7.552% 5/15/2037 (b)(c)(d)		255,000	254,681
HLTM Commercial Mortgage Trust Series 2024-DPLO Class A, CME Term SOFR 1 month Index + 1.6415%, 6.0046% 6/15/2041 (b)(c)(d)		1,601,000	1,603,502
HONO Mortgage Trust Series 2021-LULU Class A, CME Term SOFR 1 month Index + 1.2645%, 5.6285% 10/15/2036 (b)(c)(d)		1,352,409	1,347,337
Htl Commercial Mortgage Trust Series 2024-T53 Class A, 5.8756% 5/10/2039 (c)(d)		100,000	101,418
Htl Commercial Mortgage Trust Series 2024-T53 Class D, 8.4709% 5/10/2039 (c)(d)		1,503,605	1,544,828
Htl Commercial Mortgage Trust Series 2024-T53 Class E, 10.6022% 5/10/2039 (c)(d)		2,073,000	2,151,932
ILPT Commercial Mortgage Trust Series 2025-LPF2 Class A, 5.4684% 7/13/2042 (c)(d)		753,000	768,470
ILPT Trust Series 2019-SURF Class A, 4.145% 2/11/2041 (c)		2,700,000	2,650,539
Investment Mortgage Trust Series 2024-IND Class A, CME Term SOFR 1 month Index + 1.7419%, 6.105% 11/15/2041 (b)(c)(d)		1,500,000	1,496,870
J.P. Morgan Chase Commercial Mortgage Securities Trust Series 2025-BHR5 Class A, CME Term SOFR 1 month Index + 1.693%, 6.057% 3/15/2040 (b)(c)(d)		496,514	496,824
JPMBB Commercial Mortgage Securities Trust Series 2015-C30 Class A5, 3.8218% 7/15/2048		162,500	162,027
JPMCC Commercial Mortgage Securities Trust Series 2017-JP6 Class A5, 3.4898% 7/15/2050		5,000,000	4,864,898
JPMCC Commercial Mortgage Securities Trust Series 2017-JP6 Class ASB, 3.2829% 7/15/2050		63,365	62,777
JPMCC Commercial Mortgage Securities Trust Series 2019-COR4 Class A3, 3.7629% 3/10/2052		5,400,000	5,246,757
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class ASB, 2.9941% 12/15/2049		40,182	39,848
JPMDB Commercial Mortgage Securities Trust Series 2017-C5 Class A4, 3.414% 3/15/2050		2,966,193	2,916,223
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-NINE Class B, 2.9492% 9/6/2038 (c)(d)		300,000	291,785
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-AON Class A, 4.1283% 7/5/2031 (c)		1,700,000	1,547,000
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-PHH Class A, CME Term SOFR 1 month Index + 1.257%, 5.62% 6/15/2035 (b)(c)(d)		484,543	414,538
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class AFX, 4.2475% 7/5/2033 (c)		2,700,000	2,565,000
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class CFX, 4.9498% 7/5/2033 (c)		919,000	670,870
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class DFX, 5.3503% 7/5/2033 (c)(j)		1,414,000	805,980
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class XAFX, 1.2948% 7/5/2033 (c)(d)(h)		10,000,000	217,279
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-BKWD Class A, CME Term SOFR 1 month Index + 1.6145%, 5.9785% 9/15/2029 (b)(c)(d)		2,433,272	2,384,729
JPMorgan Chase Commercial Mortgage Securities Trust Series 2021-2NU Class A, 1.9739% 1/5/2040 (c)		5,725,000	5,215,733
JPMorgan Chase Commercial Mortgage Securities Trust Series 2021-MHC Class E, CME Term SOFR 1 month Index + 2.8145%, 7.1785% 4/15/2038 (b)(c)(d)		17,000	17,032
JPMorgan Chase Commercial Mortgage Securities Trust Series 2021-MHC Class XCP, 0% 4/15/2038 (c)(d)(j)		164,060,500	163
JPMorgan Chase Commercial Mortgage Securities Trust Series 2022-NLP Class A, CME Term SOFR 1 month Index + 0.8465%, 5.2096% 4/15/2037 (b)(c)(d)		4,832,584	4,787,278
JPMorgan Chase Commercial Mortgage Securities Trust Series 2024-IGLG Class A, 5.3468% 11/9/2039 (c)(d)		2,410,000	2,435,643
JPMorgan Chase Commercial Mortgage Securities Trust Series 2024-IGLG Class D, 6.6984% 11/9/2039 (c)(d)		670,000	673,520
JPMorgan Chase Commercial Mortgage Securities Trust Series 2024-IGLG Class E, 7.496% 11/9/2039 (c)(d)		1,227,000	1,229,747
JPMorgan Chase Commercial Mortgage Securities Trust Series 2024-IGLG Class F, 8.4898% 11/9/2039 (c)(d)		1,051,000	1,048,390
JPMorgan Chase Commercial Mortgage Securities Trust Series 2024-OMNI Class A, 5.9904% 10/5/2039 (c)(d)		1,110,000	1,133,253
JW Commercial Mortgage Trust Series 2024-MRCO Class A, CME Term SOFR 1 month Index + 1.6212%, 5.9843% 6/15/2039 (b)(c)(d)		1,338,000	1,340,507
JW Commercial Mortgage Trust Series 2024-MRCO Class D, CME Term SOFR 1 month Index + 3.1889%, 7.552% 6/15/2039 (b)(c)(d)		307,000	308,994
KSL Commercial Mortgage Trust 2024-HT2 Series 2024-HT2 Class A, CME Term SOFR 1 month Index + 1.5424%, 5.9055% 12/15/2039 (b)(c)(d)		494,076	494,076
KSL Commercial Mortgage Trust Series 2025-MAK, 8.418% 6/15/2042 (c)(d)		1,035,000	1,032,444
KSL Commercial Mortgage Trust Series 2025-MAK, CME Term SOFR 1 month Index + 1.8926%, 6.2044% 6/16/2042 (b)(c)(d)		97,000	96,761
LBA Trust Series 2024-7IND Class A, CME Term SOFR 1 month Index + 1.443%, 5.8061% 10/15/2041 (b)(c)(d)		723,668	725,251
LBA Trust Series 2024-7IND Class D, CME Term SOFR 1 month Index + 2.641%, 7.0041% 10/15/2041 (b)(c)(d)		184,628	185,032
LBA Trust Series 2024-BOLT Class A, CME Term SOFR 1 month Index + 1.5911%, 5.9542% 6/15/2039 (b)(c)(d)		610,000	610,572
LBA Trust Series 2024-BOLT Class F, CME Term SOFR 1 month Index + 4.437%, 8.8001% 6/15/2039 (b)(c)(d)		99,000	98,545
Life Financial Services Trust Series 2022-BMR2 Class A1, CME Term SOFR 1 month Index + 1.2952%, 5.6583% 5/15/2039 (b)(c)(d)		12,656,000	12,307,960
Life Financial Services Trust Series 2022-BMR2 Class B, CME Term SOFR 1 month Index + 1.7939%, 6.157% 5/15/2039 (b)(c)(d)		6,596,000	6,162,319
Life Financial Services Trust Series 2022-BMR2 Class C, CME Term SOFR 1 month Index + 2.0931%, 6.4562% 5/15/2039 (b)(c)(d)		3,893,000	3,557,229
Life Financial Services Trust Series 2022-BMR2 Class D, CME Term SOFR 1 month Index + 2.5419%, 6.905% 5/15/2039 (b)(c)(d)		3,460,000	3,145,655
LIFE Mortgage Trust Series 2021-BMR Class C, CME Term SOFR 1 month Index + 1.2145%, 5.5775% 3/15/2038 (b)(c)(d)		112,353	111,862
LV Trust Series 2024-SHOW Class A, 5.2744% 10/10/2041 (c)(d)		22,005	22,325
MCR Mortgage Trust Series 2024-HF1 Class A, CME Term SOFR 1 month Index + 1.793%, 6.1561% 12/15/2041 (b)(c)(d)		1,142,000	1,143,428
MCR Mortgage Trust Series 2024-HTL Class B, CME Term SOFR 1 month Index + 2.4075%, 6.7715% 2/15/2037 (b)(c)(d)		396,401	396,401
MCR Mortgage Trust Series 2024-HTL Class E, CME Term SOFR 1 month Index + 4.6543%, 9.0183% 2/15/2037 (b)(c)(d)		98,294	97,389
MCR Mortgage Trust Series 2024-TWA Class A, 5.924% 6/12/2039 (c)		170,000	172,401
MCR Mortgage Trust Series 2024-TWA Class D, 7.402% 6/12/2039 (c)		240,000	242,769
MCR Mortgage Trust Series 2024-TWA Class E, 8.725% 6/12/2039 (c)		78,000	78,999
MCR Mortgage Trust Series 2024-TWA Class XA, 0.92% 6/12/2039 (c)(h)		783,000	8,660
MHC Commercial Mortgage Trust Series 2021-MHC Class A, CME Term SOFR 1 month Index + 0.9154%, 5.2784% 4/15/2038 (b)(c)(d)		160,041	160,040
MHC Commercial Mortgage Trust Series 2021-MHC Class E, CME Term SOFR 1 month Index + 2.2154%, 6.5784% 4/15/2038 (b)(c)(d)		4,340,000	4,344,069
MHC Commercial Mortgage Trust Series 2021-MHC Class F, CME Term SOFR 1 month Index + 2.7154%, 7.0784% 4/15/2038 (b)(c)(d)		571,063	571,599
MHP Commercial Mortgage Trust Series 2021-STOR Class A, CME Term SOFR 1 month Index + 0.8145%, 5.1785% 7/15/2038 (b)(c)(d)		200,000	200,000
MHP Series 2025-MHIL2 Class A, CME Term SOFR 1 month Index + 1.5%, 5.85% 9/15/2040 (b)(c)(d)		1,200,000	1,200,000
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28 Class A3, 3.272% 1/15/2049		2,744,275	2,731,812
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32 Class A3, 3.459% 12/15/2049		8,677,804	8,582,509
Morgan Stanley Capital I Inc Series 2021-230P Class B, CME Term SOFR 1 month Index + 1.5634%, 5.9265% 12/15/2038 (b)(c)(d)		30,000	27,602
Morgan Stanley Capital I Trust Series 2014-150E Class A, 3.912% 9/9/2032 (c)		520,000	471,937
Morgan Stanley Capital I Trust Series 2016-UB11 Class A4, 2.782% 8/15/2049		13,840,000	13,589,259
Morgan Stanley Capital I Trust Series 2016-UB12 Class A3, 3.337% 12/15/2049		1,812,074	1,785,071
Morgan Stanley Capital I Trust Series 2017-ASHF Class B, CME Term SOFR 1 month Index + 1.25%, 5.911% 11/15/2034 (b)(c)(d)		890,000	872,061
Morgan Stanley Capital I Trust Series 2017-ASHF Class G, CME Term SOFR 1 month Index + 7.197%, 11.561% 11/15/2034 (b)(c)		14,000	13,237
Morgan Stanley Capital I Trust Series 2018-BOP Class A, CME Term SOFR 1 month Index + 0.897%, 5.261% 8/15/2033 (b)(c)(d)		4,512,912	3,687,049
Morgan Stanley Capital I Trust Series 2018-H4 Class A4, 4.31% 12/15/2051		3,837,000	3,827,104
Morgan Stanley Capital I Trust Series 2019-H6 Class D, 3% 6/15/2052 (c)		17,000	13,723
Morgan Stanley Capital I Trust Series 2019-NUGS Class A, CME Term SOFR 1 month Index + 1.0645%, 5.4285% 12/15/2036 (b)(c)(d)		5,200,000	3,939,147
Morgan Stanley Capital I Trust Series 2019-PLND Class A, CME Term SOFR 1 month Index + 1.1145%, 5.4785% 5/15/2036 (b)(c)(d)		400,000	219,996
Morgan Stanley Capital I Trust Series 2021-L6 Class A3, 2.196% 6/15/2054 (d)		7,000,000	6,294,862
Morgan Stanley Capital I Trust Series 2021-L6 Class XA, 1.2876% 6/15/2054 (d)(h)		11,631,822	467,727
Morgan Stanley Capital I Trust Series 2024-NSTB Class A, 3.9% 9/24/2057 (c)(d)		12,716,273	12,537,860
MRCD Mortgage Trust Series 2019-PARK Class E, 2.7175% 12/15/2036 (c)		600,000	414,540
MRCD Mortgage Trust Series 2019-PARK Class F, 2.7175% 12/15/2036 (c)		1,228,000	748,957
MSCR Series 2021-MN3 Class M1, U.S. 30-Day Avg. SOFR Index + 2.3%, 6.6484% 11/25/2051 (b)(c)(d)		84,483	84,652
MSCR Series 2021-MN3 Class M2, U.S. 30-Day Avg. SOFR Index + 4%, 8.3484% 11/25/2051 (b)(c)(d)		2,605,728	2,695,759
MSCR Series 2022-MN4 Class M2, U.S. 30-Day Avg. SOFR Index + 6.5%, 10.8484% 5/25/2052 (b)(c)(d)		182,845	206,979
MSSG Trust Series 2017-237P Class A, 3.397% 9/13/2039 (c)		1,750,000	1,662,501
MSWF Commercial Mortgage Trust Series 2023-2 Class XA, 1.141% 12/15/2056 (d)(h)		2,220,111	128,260
MSWF Commercial Mortgage Trust Series 2023-2 Class XD, 3.2523% 12/15/2056 (c)(d)(h)		1,400,000	266,480
MTN Commercial Mortgage Trust Series 2022-LPFL Class A, CME Term SOFR 1 month Index + 1.3969%, 5.7669% 3/15/2039 (b)(c)(d)		100,000	99,938
MTN Commercial Mortgage Trust Series 2022-LPFL Class E, CME Term SOFR 1 month Index + 4.2891%, 8.6591% 3/15/2039 (b)(c)(d)		3,600,000	3,585,420
Multi-family1 Series 2021-W10 Class A, CME Term SOFR 1 month Index + 1.0703%, 5.4333% 12/15/2034 (b)(c)(d)		480,000	478,538
Multi-family1 Series 2021-W10 Class B, CME Term SOFR 1 month Index + 1.3703%, 5.7333% 12/15/2034 (b)(c)(d)		400,000	398,278
Multifamily Conn Ave Securities Trust Series 2019-01 Class M10, U.S. 30-Day Avg. SOFR Index + 3.3645%, 7.7129% 10/25/2049 (b)(c)(d)		3,858,253	3,916,168
Multifamily Conn Ave Securities Trust Series 2020-01 Class M10, U.S. 30-Day Avg. SOFR Index + 3.8645%, 8.2129% 3/25/2050 (b)(c)(d)		4,483,533	4,595,951
Multifamily Conn Ave Securities Trust Series 2023-01 Class M10, U.S. 30-Day Avg. SOFR Index + 6.5%, 10.8484% 11/25/2053 (b)(c)(d)		3,525,000	3,977,191
NCMF Trust Series 2025-MFS Class A, 5.0458% 6/10/2033 (c)(d)		1,466,000	1,470,153
NCMF Trust Series 2025-MFS Class E, 7.78% 6/10/2033 (c)(d)		754,000	765,734
NCMF Trust Series 2025-MFS Class F, 8.7182% 6/10/2033 (c)(d)		842,000	858,823
NJ Trust Series 2023-GSP Class A, 6.6968% 1/6/2029 (c)(d)		143,000	150,969
NW Re-Remic Trust Series 2021-FRR1 Class BK88, 2.6133% 12/18/2051 (c)(d)		267,686	228,259
NY Commercial Mortgage Trust Series 2025-299P Class B, 6.1254% 2/10/2047 (c)(d)		61,000	62,993
NYC Commercial Mortgage Trust Series 2025-1155 Class A, 5.8329% 6/10/2042 (c)		3,162,000	3,183,532
NYC Commercial Mortgage Trust Series 2025-300P Class E, 7.388% 7/13/2042 (c)(d)		350,000	354,037
NYC Trust Series 2024-3ELV Class A, CME Term SOFR 1 month Index + 1.9909%, 6.354% 8/15/2029 (b)(c)(d)		100,000	100,473
NYC Trust Series 2024-3ELV Class C, CME Term SOFR 1 month Index + 2.8397%, 7.2028% 8/15/2029 (b)(c)(d)		562,937	560,732
NYC Trust Series 2024-3ELV Class D, CME Term SOFR 1 month Index + 3.8383%, 8.2014% 8/15/2029 (b)(c)(d)		526,000	522,130
One Bryant Park Trust Series 2019-OBP Class A, 2.5164% 9/15/2054 (c)		4,690,000	4,313,975
One Market Plaza Trust Series 2017-1MKT Class A, 3.6139% 2/10/2032 (c)		3,652,239	3,497,119
One Market Plaza Trust Series 2017-1MKT Class D, 4.1455% 2/10/2032 (c)		100,000	91,737
ONE Mortgage Trust Series 2021-PARK Class D, CME Term SOFR 1 month Index + 1.6145%, 5.9775% 3/15/2036 (b)(c)(d)		4,133,000	3,924,315
ONE Mortgage Trust Series 2021-PARK Class E, CME Term SOFR 1 month Index + 1.8645%, 6.2275% 3/15/2036 (b)(c)(d)		2,326,000	2,156,220
One New York Plaza Trust Series 2020-1NYP Class A, CME Term SOFR 1 month Index + 1.0645%, 5.4285% 1/15/2036 (b)(c)(d)		311,000	301,735
One New York Plaza Trust Series 2020-1NYP Class AJ, CME Term SOFR 1 month Index + 1.3645%, 5.7285% 1/15/2036 (b)(c)(d)		117,000	112,320
One New York Plaza Trust Series 2020-1NYP Class B, CME Term SOFR 1 month Index + 1.6145%, 5.9785% 1/15/2036 (b)(c)(d)		100,000	95,500
ONNI Commerical Mortgage Trust Series 2024-APT Class A, 5.753% 7/15/2039 (c)(d)		100,000	102,562
OPEN Trust Series 2023-AIR Class A, CME Term SOFR 1 month Index + 3.0891%, 7.4522% 11/15/2040 (b)(c)(d)		281,178	281,354
OPEN Trust Series 2023-AIR Class B, CME Term SOFR 1 month Index + 3.838%, 8.2011% 11/15/2040 (b)(c)(d)		1,940,000	1,941,211
ORL Mortgage Trust Series 2024-GLKS Class A, CME Term SOFR 1 month Index + 1.4925%, 5.8556% 12/15/2039 (b)(c)(d)		280,000	280,088
Penn Commercial Mortgage Trust Series 2025-P11 Class A, 5.5221% 8/10/2042 (c)(d)		94,000	95,622
PGA Trust Series 2024-RSR2 Class A, CME Term SOFR 1 month Index + 1.8909%, 6.254% 6/15/2039 (b)(c)(d)		120,000	120,075
PRM5 Trust Series 2025-PRM5 Class D, 5.812% 3/10/2033 (c)(d)		35,000	34,896
RFM Reremic Trust Series 2022-FRR1 Class BK55, 0% 3/28/2049 (c)(i)		4,000,000	3,830,450
RFM Reremic Trust Series 2022-FRR1 Class BK64, 1.6632% 3/1/2050 (c)(d)		4,000,000	3,725,907
RFM Reremic Trust Series 2022-FRR1 Class CK64, 0% 3/1/2050 (c)(i)		5,000,000	4,462,787
ROCK Trust Series 2024-CNTR Class A, 5.3883% 11/13/2041 (c)		8,141,372	8,378,048
ROCK Trust Series 2024-CNTR Class C, 6.4713% 11/13/2041 (c)		2,010,000	2,083,282
ROCK Trust Series 2024-CNTR Class D, 7.1091% 11/13/2041 (c)		4,500,000	4,694,726
ROCK Trust Series 2024-CNTR Class E, 8.8191% 11/13/2041 (c)		346,000	365,318
SBALR Commercial Mortgage Trust Series 2020-RR1 Class A3, 2.825% 2/13/2053 (c)		1,035,922	910,238
SBALR Commercial Mortgage Trust Series 2020-RR1 Class XA, 1.359% 2/13/2053 (c)(d)(h)		1,713,988	70,198
SCG Commercial Mortgage Trust Series 2025-DLFN Class E, CME Term SOFR 1 month Index + 2.95%, 7.3131% 3/15/2035 (b)(c)(d)		199,000	197,881
SCG Mortgage Trust Series 2024-MSP Class A, CME Term SOFR 1 month Index + 1.741%, 6.1041% 4/15/2041 (b)(c)(d)		229,000	229,143
SCG Trust Series 2025-FLWR Class A, CME Term SOFR 1 month Index + 1.25%, 5.6% 8/15/2042 (b)(c)(d)		137,000	137,171
SCG Trust Series 2025-FLWR Class E, CME Term SOFR 1 month Index + 2.75%, 7.1% 8/15/2042 (b)(c)(d)		23,000	23,029
Sdal Tr Series 2025-DAL Class A, CME Term SOFR 1 month Index + 2.4413%, 6.8044% 4/15/2042 (b)(c)(d)		122,000	123,068
Seasoned Loans Structured Transaction Series 2018-1 Series 2024-2 Class VF, U.S. 30-Day Avg. SOFR Index + 1.25%, 5.5984% 10/25/2034 (b)(c)(d)		2,839,442	2,889,844
SELF Commercial Mortgage Trust Series 2024-STRG Class A, CME Term SOFR 1 month Index + 1.5423%, 5.9054% 11/15/2034 (b)(c)(d)		190,000	190,896
SELF Commercial Mortgage Trust Series 2024-STRG Class E, CME Term SOFR 1 month Index + 4.1885%, 8.5516% 11/15/2034 (b)(c)(d)		193,000	192,005
SELF Commercial Mortgage Trust Series 2024-STRG Class F, CME Term SOFR 1 month Index + 5.187%, 9.5501% 11/15/2034 (b)(c)(d)		155,000	153,768
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE Class A1, 3.872% 1/5/2043 (c)(d)		740,000	638,668
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE Class A2A, 3.659% 1/5/2043 (c)(d)		9,930,000	8,456,166
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE Class A2B, 4.144% 1/5/2043 (c)(d)		4,000,000	3,470,378
SG Commercial Mortgage Securities Trust Series 2019-PREZ Class E, 3.593% 9/15/2039 (c)(d)		72,000	60,826
Shops at Crystals Trust Series 2016-CSTL Class C, 3.8555% 7/5/2036 (c)(d)		1,681,000	1,647,742
SHR Trust Series 2024-LXRY Class A, CME Term SOFR 1 month Index + 1.95%, 6.3131% 10/15/2041 (b)(c)(d)		498,000	499,493
SHR Trust Series 2024-LXRY Class B, CME Term SOFR 1 month Index + 2.45%, 6.8131% 10/15/2041 (b)(c)(d)		847,000	848,782
SHR Trust Series 2024-LXRY Class D, CME Term SOFR 1 month Index + 3.6%, 7.9631% 10/15/2041 (b)(c)(d)		101,000	101,103
SMRT Trust Series 2022-MINI Class D, CME Term SOFR 1 month Index + 1.95%, 6.314% 1/15/2039 (b)(c)(d)		1,820,000	1,808,625
SMRT Trust Series 2022-MINI Class F, CME Term SOFR 1 month Index + 3.35%, 7.714% 1/15/2039 (b)(c)(d)		2,500,000	2,425,849
SPGN Mortgage Trust Series 2022-TFLM Class B, CME Term SOFR 1 month Index + 2%, 6.3631% 2/15/2039 (b)(c)(d)		1,890,000	1,861,745
SPGN Mortgage Trust Series 2022-TFLM Class C, CME Term SOFR 1 month Index + 2.65%, 7.0131% 2/15/2039 (b)(c)(d)		983,000	963,405
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 5.2084% 11/15/2038 (b)(c)(d)		9,279,265	9,276,365
SREIT Trust Series 2021-MFP Class B, CME Term SOFR 1 month Index + 1.1943%, 5.5574% 11/15/2038 (b)(c)(d)		3,552,494	3,551,384
SREIT Trust Series 2021-MFP Class C, CME Term SOFR 1 month Index + 1.4435%, 5.8066% 11/15/2038 (b)(c)(d)		2,206,153	2,205,464
SREIT Trust Series 2021-MFP Class D, CME Term SOFR 1 month Index + 1.6927%, 6.0558% 11/15/2038 (b)(c)(d)		1,449,518	1,449,065
SREIT Trust Series 2021-MFP2 Class C, CME Term SOFR 1 month Index + 1.4852%, 5.8482% 11/15/2036 (b)(c)(d)		235,000	234,927
SUMIT Mortgage Trust Series 2022-BVUE Class A, 2.789% 2/12/2041 (c)		340,000	305,394
SWCH Commercial Mortgage Trust Series 2025-DATA Class A, CME Term SOFR 1 month Index + 1.4429%, 5.806% 2/15/2042 (b)(c)(d)		4,650,000	4,615,151
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 5.606% 12/15/2039 (b)(c)(d)		5,360,000	5,360,000
TCO Commercial Mortgage Trust Series 2024-DPM Class B, CME Term SOFR 1 month Index + 1.5924%, 5.9555% 12/15/2039 (b)(c)(d)		1,306,000	1,305,998
TCO Commercial Mortgage Trust Series 2024-DPM Class C, CME Term SOFR 1 month Index + 1.9919%, 6.355% 12/15/2039 (b)(c)(d)		962,000	964,398
Texas Coml Mortgage Trust Series 2025-TWR Class B, CME Term SOFR 1 month Index + 1.5927%, 5.9558% 4/15/2042 (b)(c)(d)		3,300,000	3,287,568
The Baha Trust Series 2024-MAR Class A, 6.1707% 12/10/2041 (c)(d)		4,302,000	4,456,246
The Baha Trust Series 2024-MAR Class B, 7.0694% 12/10/2041 (c)(d)		337,000	351,351
The Baha Trust Series 2024-MAR Class C, 7.7663% 12/10/2041 (c)(d)		827,000	859,459
THPT Mortgage Trust Series 2023-THL Class A, 7.2271% 12/10/2034 (c)(d)		88,366	89,839
TYSN Mortgage Trust Series 2023-CRNR Class A, 6.7991% 12/10/2033 (c)(d)		100,000	105,811
UBS Commercial Mortgage Trust Series 2017-C4 Class AS, 3.836% 10/15/2050		1,690,000	1,625,633
UBS Commercial Mortgage Trust Series 2017-C7 Class XA, 1.1229% 12/15/2050 (d)(h)		13,212,406	247,262
UBS Commercial Mortgage Trust Series 2018-C12 Class A2, 4.1519% 8/15/2051		349,045	348,193
UBS Commercial Mortgage Trust Series 2018-C13 Class A3, 4.0694% 10/15/2051		5,225,405	5,180,889
UBS Commercial Mortgage Trust Series 2019-C17 Class A3, 2.6686% 10/15/2052		1,064,955	1,005,668
VEGAS Trust 2024-TI Series 2024-TI Class A, 5.5183% 11/10/2039 (c)		730,000	741,301
VEGAS Trust Series 2024-GCS Class C, 6.4237% 7/10/2036 (c)(d)		490,000	483,605
VEGAS Trust Series 2024-GCS Class D, 6.4237% 7/10/2036 (c)(d)		1,100,000	1,041,415
Velocity Commercial Capital Loan Trust Series 2020-1 Class AFX, 2.61% 2/25/2050 (c)		130,869	121,314
Velocity Commercial Capital Loan Trust Series 2022-1 Class M4, 5.2% 2/25/2052 (c)(d)		75,029	64,185
Velocity Commercial Capital Loan Trust Series 2022-4 Class M4, 7.5341% 8/25/2052 (c)(d)		68,365	66,486
Velocity Commercial Capital Loan Trust Series 2023-1 Class A, 6.55% 1/25/2054 (c)		239,538	242,943
Velocity Commercial Capital Loan Trust Series 2024-5 Class A, 5.49% 10/25/2054 (c)(d)		196,424	197,205
Velocity Commercial Capital Loan Trust Series 2024-5 Class M2, 5.96% 10/25/2054 (c)(d)		101,600	101,439
Velocity Commercial Capital Loan Trust Series 2024-5 Class M3, 6.76% 10/25/2054 (c)(d)		98,516	99,008
Velocity Commercial Capital Loan Trust Series 2024-6 Class M2, 6.55% 12/25/2054 (c)(d)		171,584	172,724
Velocity Commercial Capital Loan Trust Series 2024-6 Class M3, 6.92% 12/25/2054 (c)(d)		430,606	433,628
Velocity Commercial Capital Loan Trust Series 2024-6 Class M4, 9.67% 12/25/2054 (c)(d)		194,396	197,130
Velocity Commercial Capital Loan Trust Series 2025-1 Class A, 6.03% 2/25/2055 (c)		1,403,887	1,423,059
Velocity Commercial Capital Loan Trust Series 2025-1 Class M3, 7.33% 2/25/2055 (c)(d)		160,794	163,230
Velocity Commercial Capital Loan Trust Series 2025-1 Class M4, 10.15% 2/25/2055 (c)(d)		160,794	163,075
Velocity Commercial Capital Loan Trust Series 2025-3 Class A, 5.87% 6/25/2055 (c)		1,800,568	1,822,961
Velocity Commercial Capital Loan Trust Series 2025-3 Class M3, 7.38% 6/25/2055 (c)(d)		186,848	190,439
Velocity Commercial Capital Loan Trust Series 2025-MC1 Class A1, 8.163% 5/25/2055 (c)		231,718	230,602
VLS Commercial Mortgage Trust Series 2020-LAB Class A, 2.13% 10/10/2042 (c)		3,760,000	3,217,013
VLS Commercial Mortgage Trust Series 2020-LAB Class B, 2.453% 10/10/2042 (c)		300,000	244,573
VLS Commercial Mortgage Trust Series 2020-LAB Class X, 0.5162% 10/10/2042 (c)(d)		8,700,000	161,074
WBHT Commercial Mortgage Trust Series 2025-WBM Class A, CME Term SOFR 1 month Index + 1.7423%, 6.1054% 6/15/2042 (b)(c)(d)		2,945,000	2,945,000
Wells Fargo Commercial Mortgage Trust Series 2015-C31 Class XA, 1.0312% 11/15/2048 (d)(h)		3,031,565	165
Wells Fargo Commercial Mortgage Trust Series 2016-C34 Class A4, 3.096% 6/15/2049		6,124,000	6,037,646
Wells Fargo Commercial Mortgage Trust Series 2016-C35 Class A4, 2.931% 7/15/2048		1,500,000	1,476,779
Wells Fargo Commercial Mortgage Trust Series 2016-C35 Class A4FL, CME Term SOFR 1 month Index + 1.1645%, 5.5276% 7/15/2048 (b)(c)(d)		1,900,000	1,901,064
Wells Fargo Commercial Mortgage Trust Series 2017-C38 Class AS, 3.665% 7/15/2050		1,110,000	1,079,891
Wells Fargo Commercial Mortgage Trust Series 2017-C42 Class XA, 0.9783% 12/15/2050 (d)(h)		31,105,949	483,446
Wells Fargo Commercial Mortgage Trust Series 2018-1745 Class A, 3.8737% 6/15/2036 (c)(d)		5,400,000	4,943,868
Wells Fargo Commercial Mortgage Trust Series 2018-C46 Class XA, 1.0657% 8/15/2051 (d)(h)		11,027,146	196,250
Wells Fargo Commercial Mortgage Trust Series 2019-C49 Class D, 3% 3/15/2052 (c)		21,000	18,278
Wells Fargo Commercial Mortgage Trust Series 2019-C50 Class XA, 1.5707% 5/15/2052 (d)(h)		8,907,690	341,312
Wells Fargo Commercial Mortgage Trust Series 2019-C54 Class ASB, 3.063% 12/15/2052		2,246,035	2,198,610
Wells Fargo Commercial Mortgage Trust Series 2021-C59 Class A4, 2.343% 4/15/2054		5,000,000	4,527,728
Wells Fargo Commercial Mortgage Trust Series 2021-C61 Class A3, 2.406% 11/15/2054		7,300,000	6,542,388
Wells Fargo Commercial Mortgage Trust Series 2021-FCMT Class A, CME Term SOFR 1 month Index + 1.3145%, 5.6785% 5/15/2031 (b)(c)(d)		4,470,000	4,458,478
Wells Fargo Commercial Mortgage Trust Series 2022-ONL Class A, 3.862% 12/15/2039 (c)		900,000	863,765
Wells Fargo Commercial Mortgage Trust Series 2024-1CHI Class A, 5.4844% 7/15/2035 (c)(d)		137,000	138,234
Wells Fargo Commercial Mortgage Trust Series 2024-5C1 Class A3, 5.928% 7/15/2057		1,900,000	1,994,848
Wells Fargo Commercial Mortgage Trust Series 2024-BPRC Class B, 6.2153% 7/15/2043 (c)		415,000	423,777
Wells Fargo Commercial Mortgage Trust Series 2024-BPRC Class C, 6.4319% 7/15/2043 (c)		264,000	268,521
Wells Fargo Commercial Mortgage Trust Series 2024-BPRC Class D, 7.0816% 7/15/2043 (c)		110,000	112,438
Wells Fargo Commercial Mortgage Trust Series 2024-BPRC Class X, 0.3123% 7/15/2043 (c)(d)(h)		3,278,000	28,485
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class A, CME Term SOFR 1 month Index + 1.7913%, 6.1544% 10/15/2041 (b)(c)(d)		6,587,000	6,597,207
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class B, CME Term SOFR 1 month Index + 2.2906%, 6.6537% 10/15/2041 (b)(c)(d)		4,700,000	4,716,734
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A11, CME Term SOFR 1 month Index + 1.9907%, 6.3538% 8/15/2041 (b)(c)(d)		1,700,000	1,696,965
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A12, CME Term SOFR 1 month Index + 1.6912%, 6.0543% 8/15/2041 (b)(c)(d)		4,700,000	4,696,751
West Trust Series 2025-ROSE Class A, 5.4541% 4/10/2035 (c)(d)		156,000	159,150
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class D, 4.2021% 3/15/2045 (c)(d)		194,255	169,059
WHARF Series 2025-DC Class A, 5.5278% 7/15/2040 (c)(d)		352,000	361,636
WHARF Series 2025-DC Class E, 7.9816% 7/15/2040 (c)(d)		198,000	201,458
Worldwide Plaza Trust Series 2017-WWP Class A, 3.5263% 11/10/2036 (c)		609,592	402,731
TOTAL UNITED STATES			1,229,173,894
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,259,950,241)			1,236,531,475

Common Stocks - 0.0%
	Shares	Value ($)
JAMAICA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Digicel Ltd (j)(o)	104,255	1,342,804
LUXEMBOURG - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Intelsat SA/Luxembourg (j)	65,805	1
UNITED STATES - 0.0%
Communication Services - 0.0%
Media - 0.0%
Main Street Sports Group (j)	34,138	462,571
Main Street Sports Group warrants 6/30/2026 (j)(o)	63,385	22,124
		484,695
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
New Fortress Energy Inc	1,657	4,076
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Cano Health LLC (j)(o)	9,092	110,013
Cano Health LLC warrants (j)(o)	279	957
		110,970
Industrials - 0.0%
Aerospace & Defense - 0.0%
Incora Top Holdco LLC (j)	3,390	83,699
TOTAL UNITED STATES		683,440
TOTAL COMMON STOCKS (Cost $720,576)		2,026,245

Convertible Corporate Bonds - 0.0%
		Principal Amount (a)	Value ($)
ITALY - 0.0%
Consumer Staples - 0.0%
Beverages - 0.0%
Davide Campari-Milano NV 2.375% 1/17/2029 (e) (Cost $875,898)	EUR	800,000	917,772

Fixed-Income Funds - 45.6%
	Shares	Value ($)
American Funds The Bond Fund of America Class F-2	127,991,533	1,457,823,563
Baird Aggregate Bond Fund Class Institutional	116,719,464	1,153,188,307
Baird Core Plus Bond Fund Class Institutional	107,149,481	1,097,210,685
Columbia Mortgage Opportunities Fund Class A	57,312,636	484,291,773
DoubleLine Total Return Bond Fund Class N	148,054,866	1,311,766,116
Eaton Vance Total Return Bond ETF (p)	2,952,186	150,856,705
Fidelity SAI Long-Term Treasury Bond Index Fund (q)	137,300	911,672
Fidelity SAI Total Bond Fund (q)	347,108,667	3,165,631,046
Fidelity SAI U.S. Treasury Bond Index Fund (q)	28,684,455	254,431,117
Fidelity U.S. Bond Index Fund (q)	30,149,329	315,663,474
iShares 1-5 Year Investment Grade Corporate Bond ETF (p)	6,653,912	352,590,797
iShares 7-10 Year Treasury Bond ETF (p)	16,971,818	1,631,840,301
iShares Broad USD High Yield Corporate Bond ETF	22,267	837,907
iShares Core US Aggregate Bond ETF (p)	4,063,860	404,191,516
iShares iBoxx $ Investment Grade Corporate Bond ETF (p)	10,851	1,191,439
John Hancock Bond Fund Class R6	59,404,762	810,280,951
JPMorgan Core Bond Fund Class R6	71,399,077	740,408,428
NYLI MacKay U.S. Infrastructure Bond Class A	47,266,410	359,224,718
PIMCO Income Fund Institutional Class	111,693,059	1,211,869,689
PIMCO Mortgage Opportunities and Bond Fund Institutional Class	217,038,314	2,042,330,532
SPDR DoubleLine Total Return Tactical ETF (p)	13,815,794	557,467,288
SPDR Portfolio Long Term Treasury ETF	20,406,815	535,066,689
T. Rowe Price Emerging Markets Bond Fund I Class	30,100,911	285,958,653
TCW Emerging Markets Income Fund Class N	35,689,201	312,637,404
The Hartford Total Return Bond Fund Class I	42,613,992	388,639,606
Voya Intermediate Bond Fund Class I	163,584,259	1,441,177,326
TOTAL FIXED-INCOME FUNDS (Cost $21,727,388,763)		20,467,487,702

Foreign Government and Government Agency Obligations - 0.9%
		Principal Amount (a)	Value ($)
ARGENTINA - 0.0%
Argentine Republic 4.125% 7/9/2035 (g)		790,000	500,860
AUSTRALIA - 0.0%
Australian Commonwealth 2.75% 6/21/2035 (e)	AUD	22,200,000	12,761,799
BAHAMAS (NASSAU) - 0.0%
Commonwealth of the Bahamas 8.25% 6/24/2036 (c)		391,000	403,708
BELGIUM - 0.0%
Kingdom of Belgium 3.3% 6/22/2054 (c)(e)	EUR	3,267,940	3,233,849
BENIN - 0.0%
Republic of Benin 7.96% 2/13/2038 (c)		200,000	196,277
BRAZIL - 0.3%
Brazil Minas SPE via State of Minas Gerais 5.333% 2/15/2028 (e)		1,194,000	1,183,230
Brazil Notas do Tesouro Nacional Serie B 6% 10/20/2033		700,000	704,200
Brazil Notas do Tesouro Nacional Serie B 7.125% 5/13/2054		488,000	474,336
Brazilian Federative Republic Treasury Bills 0% 10/1/2025 (n)	BRL	295,500,000	53,812,579
Brazilian Federative Republic Treasury Bills 0% 4/1/2026 (n)	BRL	186,900,000	31,796,075
TOTAL BRAZIL			87,970,420
CANADA - 0.0%
Canadian Government 1.5% 12/1/2031	CAD	300,000	198,962
Canadian Government 1.5% 6/1/2031	CAD	355,000	237,811
Canadian Government 2.75% 6/1/2033	CAD	380,000	267,706
Canadian Government 3% 6/1/2034	CAD	220,000	156,452
Province of Quebec 4.45% 9/1/2034	CAD	14,000,000	10,675,006
Province of Quebec 7.5% 9/15/2029		1,315,000	1,493,735
TOTAL CANADA			13,029,672
COLOMBIA - 0.0%
Colombian Republic 10.375% 1/28/2033		1,360,000	1,624,724
Colombian Republic 3.875% 3/22/2026	EUR	1,400,000	1,642,071
Colombian Republic 7.375% 4/25/2030		4,145,000	4,385,410
Colombian Republic 7.75% 11/7/2036		200,000	204,850
Colombian Republic 8% 11/14/2035		1,750,000	1,839,688
Colombian Republic 8.5% 4/25/2035		4,650,000	5,054,550
Colombian Republic 8.75% 11/14/2053		2,673,000	2,828,034
TOTAL COLOMBIA			17,579,327
COSTA RICA - 0.0%
Republic of Costa Rica Ministry of Finance 6.55% 4/3/2034 (e)		200,000	211,850
Republic of Costa Rica Ministry of Finance 7.3% 11/13/2054 (c)		285,000	302,368
TOTAL COSTA RICA			514,218
COTE D'IVOIRE - 0.0%
Cote d'Ivoire Treasury Bill 4.875% 1/30/2032 (e)	EUR	1,930,000	2,084,342
Cote d'Ivoire Treasury Bill 5.25% 3/22/2030 (e)	EUR	2,973,000	3,394,638
Cote d'Ivoire Treasury Bill 5.875% 10/17/2031 (e)	EUR	4,472,000	5,096,394
Cote d'Ivoire Treasury Bill 6.125% 6/15/2033 (e)		950,000	880,232
Cote d'Ivoire Treasury Bill 8.075% 4/1/2036 (c)		480,000	475,800
TOTAL COTE D'IVOIRE			11,931,406
DOMINICAN REPUBLIC - 0.0%
Dominican Republic 5.5% 2/22/2029 (c)		2,662,000	2,684,095
Dominican Republic 5.5% 2/22/2029 (e)		161,000	162,336
Dominican Republic 5.95% 1/25/2027 (c)		1,100,000	1,117,050
Dominican Republic 6% 2/22/2033 (e)		157,000	158,884
Dominican Republic 6% 7/19/2028 (c)		1,429,000	1,464,582
Dominican Republic 6.4% 6/5/2049 (e)		450,000	432,844
Dominican Republic 7.05% 2/3/2031 (e)		800,000	854,928
Dominican Republic 7.45% 4/30/2044 (e)		100,000	107,100
TOTAL DOMINICAN REPUBLIC			6,981,819
ECUADOR - 0.0%
Republic of Ecuador 6.9% 7/31/2030 (c)(g)		430,000	387,430
Republic of Ecuador 6.9% 7/31/2035 (c)(g)		320,000	241,600
TOTAL ECUADOR			629,030
EGYPT - 0.0%
Arab Republic of Egypt 7.3% 9/30/2033 (e)		200,000	182,312
Arab Republic of Egypt 7.6003% 3/1/2029 (e)		300,000	305,400
Arab Republic of Egypt 7.625% 5/29/2032 (e)		350,000	333,463
Arab Republic of Egypt 8.5% 1/31/2047 (e)		300,000	248,952
Arab Republic of Egypt 8.7002% 3/1/2049 (e)		500,000	421,720
Arab Republic of Egypt 8.875% 5/29/2050 (e)		300,000	255,564
Arab Republic of Egypt 9.45% 2/4/2033 (c)		200,000	206,376
TOTAL EGYPT			1,953,787
EL SALVADOR - 0.0%
El Salvador Republic 9.65% 11/21/2054 (c)		823,000	860,035
GERMANY - 0.0%
German Federal Republic 2.5% 8/15/2054 (e)	EUR	2,727,000	2,715,652
German Federal Republic 2.9% 8/15/2056 (e)	EUR	1,037,000	1,114,930
German Federal Republic 3.25% 7/4/2042 (e)	EUR	330,000	393,214
TOTAL GERMANY			4,223,796
GUATEMALA - 0.0%
Republic of Guatemala 3.7% 10/7/2033 (e)		947,000	824,364
Republic of Guatemala 6.25% 8/15/2036 (c)		669,000	685,241
Republic of Guatemala 6.6% 6/13/2036 (c)		200,000	209,561
TOTAL GUATEMALA			1,719,166
HUNGARY - 0.0%
Hungary Government 1.75% 6/5/2035 (e)	EUR	1,370,000	1,292,228
Hungary Government 2.125% 9/22/2031 (c)		780,000	663,269
Hungary Government 7.625% 3/29/2041		170,000	196,149
TOTAL HUNGARY			2,151,646
INDONESIA - 0.0%
Indonesia Government 2.85% 2/14/2030		1,430,000	1,344,915
Indonesia Government 3.05% 3/12/2051		1,180,000	774,965
Indonesia Government 3.4% 9/18/2029		420,000	408,009
Indonesia Government 3.5% 1/11/2028		6,300,000	6,217,470
TOTAL INDONESIA			8,745,359
ISRAEL - 0.0%
Israel Government 5.375% 2/19/2030		5,621,000	5,767,481
Israel Government 5.5% 3/12/2034		200,000	203,967
TOTAL ISRAEL			5,971,448
ITALY - 0.0%
Cassa Depositi e Prestiti SpA 5.75% 5/5/2026 (c)		1,200,000	1,210,213
Cassa Depositi e Prestiti SpA 5.875% 4/30/2029 (c)		4,600,000	4,825,934
TOTAL ITALY			6,036,147
JAPAN - 0.0%
Japan Government 0.9% 9/20/2034	JPY	95,000,000	611,813
Japan Government 1.9% 6/20/2044	JPY	510,000,000	3,144,714
Japan Government 2.2% 6/20/2054	JPY	410,000,000	2,302,534
Japan Government 2.3% 12/20/2054	JPY	534,250,000	3,063,426
Japan Government 2.4% 3/20/2055	JPY	330,750,000	1,940,724
TOTAL JAPAN			11,063,211
JORDAN - 0.0%
Jordan Government 5.85% 7/7/2030 (e)		200,000	197,106
Jordan Government 6.125% 1/29/2026 (e)		200,000	200,376
Jordan Government 7.375% 10/10/2047 (e)		400,000	371,000
TOTAL JORDAN			768,482
KAZAKHSTAN - 0.0%
Kazakhstan Government Bond - MEOKAM 5% 7/1/2032 (c)		555,000	563,325
Kazakhstan Government Bond - MEOKAM 5.5% 7/1/2037 (c)		445,000	450,313
TOTAL KAZAKHSTAN			1,013,638
KENYA - 0.0%
Republic of Kenya 9.5% 3/5/2036 (c)		532,000	525,850
MEXICO - 0.2%
United Mexican States 2.659% 5/24/2031		2,470,000	2,176,070
United Mexican States 4.28% 8/14/2041		400,000	311,800
United Mexican States 4.5% 1/31/2050		1,880,000	1,387,440
United Mexican States 4.5% 4/22/2029		2,920,000	2,909,050
United Mexican States 4.75% 3/8/2044		206,000	164,800
United Mexican States 5.85% 7/2/2032		4,875,000	4,977,375
United Mexican States 6% 5/13/2030		4,310,000	4,506,105
United Mexican States 6.05% 1/11/2040		1,600,000	1,547,248
United Mexican States 6.35% 2/9/2035		1,200,000	1,242,000
United Mexican States 6.875% 5/13/2037		11,400,000	11,992,800
TOTAL MEXICO			31,214,688
MOROCCO - 0.0%
Moroccan Kingdom 4% 12/15/2050 (c)		200,000	140,312
MULTI-NATIONAL - 0.2%
European Union 0.75% 4/4/2031 (e)	EUR	313,000	332,485
European Union 2.5% 10/4/2052 (e)	EUR	1,015,000	888,546
European Union 2.5% 12/4/2031 (e)	EUR	268,000	310,010
European Union 2.875% 10/5/2029 (e)	EUR	19,500,000	23,250,924
European Union 3% 3/4/2053 (e)	EUR	10,593,973	10,251,308
European Union 3.375% 12/12/2035 (e)	EUR	240,000	285,241
European Union 4% 4/4/2044 (e)	EUR	1,300,000	1,555,698
TOTAL MULTI-NATIONAL			36,874,212
NIGERIA - 0.0%
Republic of Nigeria 6.125% 9/28/2028 (c)		300,000	294,468
Republic of Nigeria 6.5% 11/28/2027 (e)		300,000	300,468
TOTAL NIGERIA			594,936
OMAN - 0.0%
Oman Sultanate 5.625% 1/17/2028 (e)		575,000	587,938
PAKISTAN - 0.0%
Islamic Republic of Pakistan 6.875% 12/5/2027 (c)		200,000	197,100
Islamic Republic of Pakistan 7.375% 4/8/2031 (c)		500,000	471,875
TOTAL PAKISTAN			668,975
PANAMA - 0.0%
Panamanian Republic 2.252% 9/29/2032		480,000	379,858
Panamanian Republic 3.16% 1/23/2030		650,000	598,650
Panamanian Republic 3.875% 3/17/2028		1,220,000	1,193,319
Panamanian Republic 4.3% 4/29/2053		615,000	421,890
Panamanian Republic 4.5% 4/1/2056		680,000	466,905
Panamanian Republic 4.5% 4/16/2050		400,000	284,221
Panamanian Republic 6.4% 2/14/2035		370,000	372,220
TOTAL PANAMA			3,717,063
PARAGUAY - 0.0%
Republic of Paraguay 4.95% 4/28/2031 (e)		650,000	650,406
Republic of Paraguay 5.4% 3/30/2050 (e)		1,019,000	896,899
Republic of Paraguay 5.6% 3/13/2048 (e)		400,000	365,124
Republic of Paraguay 6% 2/9/2036 (c)		510,000	529,635
TOTAL PARAGUAY			2,442,064
PERU - 0.0%
Peruvian Republic 1.862% 12/1/2032		2,350,000	1,919,057
Peruvian Republic 2.783% 1/23/2031		772,000	706,766
Peruvian Republic 2.844% 6/20/2030		800,000	748,000
Peruvian Republic 3.55% 3/10/2051		1,000,000	688,000
Peruvian Republic 5.375% 2/8/2035		800,000	809,600
Peruvian Republic 5.875% 8/8/2054		2,600,000	2,531,100
Peruvian Republic 6.85% 8/12/2035 (e)	PEN	3,550,000	1,043,723
Peruvian Republic 7.6% 8/12/2039 (e)	PEN	2,858,000	867,848
TOTAL PERU			9,314,094
PHILIPPINES - 0.0%
Philippine Republic 3% 2/1/2028		1,130,000	1,097,942
Philippine Republic 3.2% 7/6/2046		1,180,000	843,463
Philippine Republic 5.5% 2/4/2035		2,790,000	2,932,988
TOTAL PHILIPPINES			4,874,393
POLAND - 0.0%
Republic of Poland 5.125% 9/18/2034		200,000	201,890
Republic of Poland 5.375% 2/12/2035		285,000	291,840
Republic of Poland 5.5% 3/18/2054		370,000	347,027
TOTAL POLAND			840,757
ROMANIA - 0.0%
Romanian Republic 2.124% 7/16/2031 (e)	EUR	150,000	148,724
Romanian Republic 3.625% 3/27/2032 (e)		814,000	715,555
Romanian Republic 5.625% 5/30/2037 (c)	EUR	1,800,000	2,012,385
Romanian Republic 5.75% 3/24/2035 (e)		96,000	91,098
Romanian Republic 5.75% 9/16/2030 (c)		3,270,000	3,298,670
Romanian Republic 5.875% 7/11/2032 (e)	EUR	650,000	777,073
Romanian Republic 6.375% 9/18/2033 (e)	EUR	450,000	553,109
Romanian Republic 6.625% 5/16/2036 (c)		6,440,000	6,436,780
TOTAL ROMANIA			14,033,394
SAUDI ARABIA - 0.2%
Kingdom of Saudi Arabia 3.625% 3/4/2028 (e)		8,800,000	8,673,940
Kingdom of Saudi Arabia 5.125% 1/13/2028 (c)		18,400,000	18,768,000
TOTAL SAUDI ARABIA			27,441,940
SENEGAL - 0.0%
Republic of Senegal 6.25% 5/23/2033 (e)		200,000	148,375
SERBIA - 0.0%
Republic of Serbia 1.5% 6/26/2029 (e)	EUR	3,203,000	3,452,099
Republic of Serbia 1.5% 6/26/2029 (c)	EUR	1,790,000	1,929,209
Republic of Serbia 1.65% 3/3/2033 (c)	EUR	671,000	647,141
Republic of Serbia 1.65% 3/3/2033 (e)	EUR	183,000	176,492
Republic of Serbia 3.125% 5/15/2027 (e)	EUR	3,697,000	4,319,714
Republic of Serbia 3.125% 5/15/2027 (c)	EUR	1,458,000	1,703,582
Republic of Serbia 6% 6/12/2034 (c)		500,000	512,000
Republic of Serbia 6.25% 5/26/2028 (e)		1,308,000	1,354,189
Republic of Serbia 6.25% 5/26/2028 (c)		995,000	1,030,136
TOTAL SERBIA			15,124,562
SOUTH AFRICA - 0.0%
South African Republic 10% 3/31/2033	ZAR	22,669,000	1,356,371
South African Republic 4.85% 9/30/2029		211,000	205,920
South African Republic 5.875% 4/20/2032		900,000	891,914
South African Republic 7.1% 11/19/2036 (c)		10,537,000	10,610,759
South African Republic 7.3% 4/20/2052		500,000	457,250
South African Republic 7.95% 11/19/2054 (c)		483,000	467,044
South African Republic 8.5% 1/31/2037	ZAR	20,925,000	1,056,927
TOTAL SOUTH AFRICA			15,046,185
TURKEY - 0.0%
Istanbul Metropolitan Municipality 10.5% 12/6/2028 (c)		600,000	654,570
Turkish Republic 7.125% 2/12/2032		200,000	205,400
Turkish Republic 7.625% 5/15/2034		400,000	420,320
TOTAL TURKEY			1,280,290
UNITED KINGDOM - 0.0%
United Kingdom of Great Britain and Northern Ireland 0.5% 10/22/2061 (e)	GBP	1,900,000	625,703
United Kingdom of Great Britain and Northern Ireland 3.75% 10/22/2053 (e)	GBP	2,700,000	2,698,027
United Kingdom of Great Britain and Northern Ireland 4.375% 3/7/2030 (e)	GBP	2,881,939	3,938,823
United Kingdom of Great Britain and Northern Ireland 4.375% 7/31/2054 (e)	GBP	7,887,324	8,801,848
TOTAL UNITED KINGDOM			16,064,401
URUGUAY - 0.0%
Uruguay Republic 4.375% 10/27/2027		150,000	150,900
Uruguay Republic 5.1% 6/18/2050		830,000	766,505
Uruguay Republic 5.442% 2/14/2037		200,000	206,376
TOTAL URUGUAY			1,123,781
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $373,641,227)			382,297,310

Municipal Securities - 0.1%
	Principal Amount (a)	Value ($)
Arizona - 0.0%
Electric Utilities - 0.0%
Salt River Proj AZ Agric & Pwr 4.839% 1/1/2041	750,000	718,932
Other - 0.0%
Maricopa Cnty AZ Ind Dev Au Ed Series 2024, 7.375% 10/1/2029 (c)	4,950,000	5,193,756
TOTAL ARIZONA		5,912,688
California - 0.0%
Education - 0.0%
University CA Revs 4.858% 5/15/2112	280,000	231,977
University CA Revs Series 2015 AQ, 4.767% 5/15/2115	1,565,000	1,272,187
University CA Revs Series 2015 J, 4.131% 5/15/2045	1,750,000	1,554,828
		3,058,992
General Obligations - 0.0%
State of California 7.5% 4/1/2034	205,000	237,692
State of California 7.55% 4/1/2039	290,000	347,749
State of California Gen. Oblig. 4.6% 4/1/2038 (Pre-refunded to 4/1/2028 at 100)	1,180,000	1,203,580
		1,789,021
Health Care - 0.0%
Univ CA Regts Med Ctr Pooled Rev Series 2022 Q, 4.563% 5/15/2053	875,000	734,561
Tobacco Bonds - 0.0%
Golden State Tobacco Securitization Corp. Tobacco Settlement Series 2021 B 1, 3.85% 6/1/2050	70,000	63,043
Transportation - 0.0%
Bay Area Toll Auth CA Bridge Rev 6.263% 4/1/2049	3,565,000	3,698,609
Bay Area Toll Auth CA Bridge Rev 7.043% 4/1/2050	540,000	608,227
Los Angeles CA Dept Arpts Rev Series 2021 C, 2.063% 5/15/2034	500,000	409,192
Los Angeles CA Dept Arpts Rev Series 2021 C, 2.163% 5/15/2035	500,000	400,831
		5,116,859
TOTAL CALIFORNIA		10,762,476
Colorado - 0.0%
Special Tax - 0.0%
Regional Transn Dist CO Sales 5.844% 11/1/2050	45,000	45,110
Florida - 0.0%
Special Tax - 0.0%
State of Florida Series 2024A, 5.526% 7/1/2034	1,500,000	1,547,764
Georgia - 0.0%
Electric Utilities - 0.0%
Georgia Mun Elec Auth Pwr Rev Series 2010 A, 6.637% 4/1/2057	207,000	220,710
Illinois - 0.0%
General Obligations - 0.0%
Illinois St Gen. Oblig. 5.1% 6/1/2033	1,448,431	1,465,309
Massachusetts - 0.0%
Special Tax - 0.0%
Massachusetts St Transn Fd Rev 5.731% 6/1/2040	150,000	153,819
Michigan - 0.0%
Education - 0.0%
Michigan St Univ Revs Series 2022A, 4.165% 8/15/2122	3,660,000	2,596,520
University MI Univ Revs 2.437% 4/1/2040	570,000	432,694
University MI Univ Revs 3.504% 4/1/2052	1,080,000	791,075
University MI Univ Revs 4.454% 4/1/2122	4,790,000	3,702,149
		7,522,438
Health Care - 0.0%
Michigan Fin Auth Rev (Trinity Health Proj.) Series 2019 T, 3.384% 12/1/2040	545,000	455,233
TOTAL MICHIGAN		7,977,671
Minnesota - 0.0%
Education - 0.0%
University MN Series 2022, 4.048% 4/1/2052	1,060,000	840,804
New Jersey - 0.0%
Transportation - 0.0%
New Jersey Turnpike Authority 7.102% 1/1/2041	855,000	985,601
New Jersey Turnpike Authority 7.414% 1/1/2040	2,220,000	2,665,414
		3,651,015
TOTAL NEW JERSEY		3,651,015
New Jersey,New York - 0.0%
Transportation - 0.0%
Port Auth NY & NJ 4.926% 10/1/2051	70,000	64,245
Port Auth NY & NJ 4.96% 8/1/2046	280,000	262,443
Port Auth NY & NJ 5.647% 11/1/2040	240,000	252,843
Port Auth NY & NJ Series 174, 4.458% 10/1/2062	515,000	429,481
		1,009,012
TOTAL NEW JERSEY,NEW YORK		1,009,012
New York - 0.1%
Education - 0.0%
NY St Dorm Auth Revs Non St Supported Debt Series 2025B, 5.228% 7/1/2035	5,630,000	5,783,213
Other - 0.0%
New York City Transitional Finance Authority 2.69% 5/1/2033 (Escrowed to Maturity)	530,000	463,913
Special Tax - 0.1%
New York City Transitional Finance Authority 2.69% 5/1/2033	1,485,000	1,312,470
New York City Transitional Finance Authority Series FISCAL 2025C SUB C 2, 4.375% 5/1/2037	9,300,000	8,876,009
New York NY City Transitional Fin Auth Rev Series FISCAL 2021 SUB E 3, 1.97% 2/1/2033	2,015,000	1,700,404
New York NY City Transitional Fin Auth Rev Series FISCAL 2023 F SUBF 3, 5.13% 2/1/2035	750,000	769,750
New York NY City Transitional Fin Auth Rev Series FISCAL 2023 F SUBF 3, 5.15% 2/1/2036	750,000	764,847
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) 5.628% 3/15/2039	990,000	1,017,387
New York Twy Auth Pers Income Tax Rev (New York State Pit Proj.) Series 2022 C, 5% 3/15/2053	1,340,000	1,344,017
New York Twy Auth Pers Income Tax Rev (New York State Pit Proj.) Series 2025 B, 5% 3/15/2059	740,000	741,700
New York Twy Auth Pers Income Tax Rev Series 2025 B, 5% 3/15/2056	800,000	803,721
		17,330,305
Transportation - 0.0%
Metropolitan Transn Auth NY Rv 6.668% 11/15/2039	380,000	408,953
Metropolitan Transn Auth NY Rv 6.814% 11/15/2040	20,000	21,737
		430,690
Water & Sewer - 0.0%
New York NY Cty Muni Wtr Fin Auth 5.882% 6/15/2044	320,000	323,181
New York NY Cty Muni Wtr Fin Auth 6.011% 6/15/2042	70,000	72,535
		395,716
TOTAL NEW YORK		24,403,837
Ohio - 0.0%
Education - 0.0%
Ohio St Univ Gen Rcpts 4.8% 6/1/2111	1,503,000	1,235,137
Ohio St Univ Gen Rcpts 4.91% 6/1/2040	140,000	136,359
		1,371,496
Electric Utilities - 0.0%
American Mun Pwr Rev 8.084% 2/15/2050	220,000	274,787
Special Tax - 0.0%
JobsOhio Beverage System Series 2020A, 2.833% 1/1/2038	325,000	268,798
TOTAL OHIO		1,915,081
Texas - 0.0%
Electric Utilities - 0.0%
San Antonio TX Elec & Gas Rev 5.808% 2/1/2041	230,000	234,664
General Obligations - 0.0%
Lamar TX Isd Series 2023 A, 5% 2/15/2058 (Permanent Sch Fund of Texas Guaranteed)	980,000	981,591
Northwest Tex Indpt Sch Dist Series 2025, 5% 2/15/2055 (Permanent Sch Fund of Texas Guaranteed)	1,070,000	1,080,957
Texas State 5.517% 4/1/2039	340,000	354,626
		2,417,174
Industrial Development - 0.0%
Port of Beaumont Navigation District Series 2024 B, 10% 7/1/2026 (c)	325,000	326,917
Transportation - 0.0%
Dallas Fort Worth International Airport 4.087% 11/1/2051	1,010,000	812,501
Texas Private Activity Bd Surface Transn Corp Rev 3.922% 12/31/2049	390,000	303,701
		1,116,202
TOTAL TEXAS		4,094,957
Virginia - 0.0%
Education - 0.0%
University VA Univ Revs (University VA Univ Revs Proj.) 2.584% 11/1/2051	1,520,000	919,381
TOTAL MUNICIPAL SECURITIES (Cost $71,748,496)		64,919,634

Non-Convertible Corporate Bonds - 13.9%
		Principal Amount (a)	Value ($)
AUSTRALIA - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
NBN Co Ltd 4% 10/1/2027 (c)		7,200,000	7,166,609
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Santos Finance Ltd 3.649% 4/29/2031 (c)		4,800,000	4,511,856
Santos Finance Ltd 4.125% 9/14/2027 (e)		6,300,000	6,232,803
Woodside Finance Ltd 5.4% 5/19/2030		500,000	513,832
			11,258,491
Financials - 0.0%
Banks - 0.0%
Commonwealth Bank of Australia 2.688% 3/11/2031 (c)		830,000	750,937
Commonwealth Bank of Australia 3.61% 9/12/2034 (c)(d)		3,419,000	3,286,495
Commonwealth Bank of Australia 3.788% 8/26/2037 (d)(e)	EUR	500,000	584,616
National Australia Bank Ltd 2.332% 8/21/2030 (c)		450,000	404,833
Westpac Banking Corp 4.11% 7/24/2034 (d)		4,937,000	4,832,149
			9,859,030
Capital Markets - 0.0%
Macquarie Group Ltd 2.691% 6/23/2032 (c)(d)		166,000	149,418
Macquarie Group Ltd 5.033% 1/15/2030 (c)(d)		23,000	23,481
			172,899
Financial Services - 0.0%
Cimic Finance Ltd 1.5% 5/28/2029 (e)	EUR	595,000	648,559
Insurance - 0.0%
QBE Insurance Group Ltd 2.5% 9/13/2038 (d)(e)	GBP	800,000	1,000,805
TOTAL FINANCIALS			11,681,293

Health Care - 0.0%
Biotechnology - 0.0%
CSL Finance PLC 5.106% 4/3/2034 (c)		640,000	654,607
Industrials - 0.0%
Ground Transportation - 0.0%
Pacific National Finance Pty Ltd 3.7% 9/24/2029	AUD	570,000	347,991
Transportation Infrastructure - 0.0%
Sydney Airport Finance Co Pty Ltd 1.75% 4/26/2028 (e)	EUR	1,500,000	1,710,582
TOTAL INDUSTRIALS			2,058,573

Materials - 0.1%
Metals & Mining - 0.1%
BHP Billiton Finance USA Ltd 4.9% 2/28/2033		103,000	104,219
BHP Billiton Finance USA Ltd 5% 2/21/2030		1,330,000	1,373,116
BHP Billiton Finance USA Ltd 5.125% 2/21/2032		3,269,000	3,375,609
BHP Billiton Finance USA Ltd 5.25% 9/8/2033		3,170,000	3,268,740
BHP Billiton Finance USA Ltd 5.3% 2/21/2035		555,000	570,304
Fortescue Treasury Pty Ltd 4.375% 4/1/2031 (c)		135,000	128,368
Fortescue Treasury Pty Ltd 6.125% 4/15/2032 (c)		50,000	51,316
Glencore Finance Canada Ltd 6.9% 11/15/2037 (c)		2,000	2,221
Glencore Funding LLC 2.5% 9/1/2030 (c)		120,000	109,542
Glencore Funding LLC 2.625% 9/23/2031 (c)		342,000	304,966
Glencore Funding LLC 2.85% 4/27/2031 (c)		754,000	687,417
Glencore Funding LLC 3.875% 10/27/2027 (c)		137,000	135,667
Glencore Funding LLC 5.186% 4/1/2030 (c)		140,000	143,896
Glencore Funding LLC 5.634% 4/4/2034 (c)		2,325,000	2,385,593
Glencore Funding LLC 5.7% 5/8/2033 (c)		321,000	334,981
Glencore Funding LLC 6.125% 10/6/2028 (c)		1,250,000	1,312,717
Glencore Funding LLC 6.375% 10/6/2030 (c)		233,000	251,195
Mineral Resources Ltd 8% 11/1/2027 (c)		530,000	539,448
Mineral Resources Ltd 8.125% 5/1/2027 (c)		210,000	210,119
Mineral Resources Ltd 9.25% 10/1/2028 (c)		775,000	810,199
Rio Tinto Finance USA Ltd 5.2% 11/2/2040		68,000	67,081
Rio Tinto Finance USA PLC 4.125% 8/21/2042		160,000	135,591
Rio Tinto Finance USA PLC 5.25% 3/14/2035		695,000	708,019
			17,010,324
Real Estate - 0.0%
Diversified REITs - 0.0%
Goodman Us Finance Three LLC 3.7% 3/15/2028 (c)		57,000	56,198
Utilities - 0.0%
Electric Utilities - 0.0%
AusNet Services Holdings Pty Ltd 6.134% 5/31/2033	AUD	800,000	557,717
TOTAL AUSTRALIA			50,443,812
AUSTRIA - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ams-OSRAM AG 12.25% 3/30/2029 (c)		3,900,000	4,223,271
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Supernova Invest GmbH 5% 6/24/2030 (e)	EUR	150,000	178,068
TOTAL AUSTRIA			4,401,339
BELGIUM - 0.1%
Consumer Staples - 0.1%
Beverages - 0.1%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc 4.7% 2/1/2036		11,348,000	11,075,084
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc 4.9% 2/1/2046		3,125,000	2,852,596
Anheuser-Busch InBev SA/NV 3.95% 3/22/2044 (e)	EUR	805,000	897,264
Anheuser-Busch InBev Worldwide Inc 5.8% 1/23/2059		77,000	77,541
			14,902,485
Food Products - 0.0%
Barry Callebaut Services NV 4.25% 8/19/2031 (e)	EUR	800,000	943,304
TOTAL CONSUMER STAPLES			15,845,789

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Fluxys SA 4% 11/28/2030 (e)	EUR	800,000	958,565
Financials - 0.0%
Banks - 0.0%
KBC Group NV 4.932% 10/16/2030 (c)(d)		8,910,000	9,069,283
Health Care - 0.0%
Pharmaceuticals - 0.0%
UCB SA 4.25% 3/20/2030 (e)	EUR	2,100,000	2,531,853
Materials - 0.0%
Chemicals - 0.0%
Syensqo Finance America LLC 5.65% 6/4/2029 (c)		2,000,000	2,077,769
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Shurgard Luxembourg Sarl 4% 5/27/2035 (e)	EUR	700,000	818,520
TOTAL BELGIUM			31,301,779
BRAZIL - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Guara Norte Sarl 5.198% 6/15/2034 (c)		153,658	148,088
Oil, Gas & Consumable Fuels - 0.0%
MV24 Capital BV 6.748% 6/1/2034 (c)		146,464	143,549
Petrobras Global Finance BV 6.625% 1/16/2034	GBP	400,000	532,598
			676,147
TOTAL ENERGY			824,235

Financials - 0.0%
Financial Services - 0.0%
Raizen Fuels Finance SA 5.7% 1/17/2035 (c)		394,000	361,258
Industrials - 0.0%
Marine Transportation - 0.0%
Yinson Bergenia Production BV 8.498% 1/31/2045 (c)		612,000	641,376
Materials - 0.0%
Chemicals - 0.0%
Braskem Netherlands Finance BV 4.5% 1/10/2028 (c)		245,000	190,593
Braskem Netherlands Finance BV 4.5% 1/31/2030 (c)		1,080,000	761,836
Braskem Netherlands Finance BV 8.5% 1/12/2031 (c)		4,393,000	3,338,680
			4,291,109
Metals & Mining - 0.0%
ERO Copper Corp 6.5% 2/15/2030 (c)		315,000	307,125
TOTAL MATERIALS			4,598,234

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
FS Luxembourg Sarl 8.625% 6/25/2033 (c)		200,000	204,036
FS Luxembourg Sarl 8.875% 2/12/2031 (c)		335,000	351,251
			555,287
TOTAL BRAZIL			6,980,390
CANADA - 0.5%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
TELUS Corp 6.625% 10/15/2055 (d)		100,000	101,734
TELUS Corp 7% 10/15/2055 (d)		150,000	153,927
			255,661
Wireless Telecommunication Services - 0.0%
Rogers Communications Inc 5.3% 2/15/2034		2,725,000	2,744,494
TOTAL COMMUNICATION SERVICES			3,000,155

Consumer Discretionary - 0.0%
Distributors - 0.0%
RB Global Holdings Inc 7.75% 3/15/2031 (c)		204,000	214,076
Hotels, Restaurants & Leisure - 0.0%
1011778 BC ULC / New Red Finance Inc 4% 10/15/2030 (c)		5,425,000	5,072,477
1011778 BC ULC / New Red Finance Inc 4.375% 1/15/2028 (c)		280,000	275,374
1011778 BC ULC / New Red Finance Inc 6.125% 6/15/2029 (c)		280,000	286,793
Great Canadian Gaming Corp/Raptor LLC 8.75% 11/15/2029 (c)		285,000	272,000
Ontario Gaming GTA LP/OTG Co-Issuer Inc 8% 8/1/2030 (c)		125,000	125,906
			6,032,550
Household Durables - 0.0%
Brookfield Residential Properties Inc / Brookfield Residential US LLC 4.875% 2/15/2030 (c)		500,000	458,532
TOTAL CONSUMER DISCRETIONARY			6,705,158

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Alimentation Couche-Tard Inc 5.267% 2/12/2034 (c)		2,645,000	2,681,983
Household Products - 0.0%
Kronos Acquisition Holdings Inc 8.25% 6/30/2031 (c)		140,000	103,950
TOTAL CONSUMER STAPLES			2,785,933

Energy - 0.2%
Energy Equipment & Services - 0.0%
Precision Drilling Corp 7.125% 1/15/2026 (c)		85,000	84,962
Oil, Gas & Consumable Fuels - 0.2%
Baytex Energy Corp 8.5% 4/30/2030 (c)		464,000	473,612
Canadian Natural Resources Ltd 3.85% 6/1/2027		3,200,000	3,175,922
Canadian Natural Resources Ltd 5% 12/15/2029 (c)		10,920,000	11,131,172
Canadian Natural Resources Ltd 5.4% 12/15/2034 (c)		4,100,000	4,107,322
Cenovus Energy Inc 2.65% 1/15/2032		1,050,000	921,668
Cenovus Energy Inc 3.75% 2/15/2052		3,795,000	2,578,617
Cenovus Energy Inc 5.25% 6/15/2037		1,199,000	1,142,173
Enbridge Inc 4.6% 6/20/2028		4,400,000	4,447,000
Enbridge Inc 4.9% 6/20/2030		3,500,000	3,573,088
Enbridge Inc 5.3% 4/5/2029		800,000	825,740
Enbridge Inc 8.5% 1/15/2084 (d)		3,910,000	4,423,047
MEG Energy Corp 5.875% 2/1/2029 (c)		100,000	100,626
Parkland Corp 6.625% 8/15/2032 (c)		905,000	932,084
South Bow Canadian Infrastructure Holdings Ltd 7.5% 3/1/2055 (d)		48,000	50,168
South Bow USA Infrastructure Holdings LLC 4.911% 9/1/2027		535,000	539,587
South Bow USA Infrastructure Holdings LLC 5.026% 10/1/2029		4,320,000	4,373,938
Suncor Energy Inc 3.75% 3/4/2051		695,000	483,317
Suncor Energy Inc 6.8% 5/15/2038		213,000	230,406
TransCanada PipeLines Ltd 4.625% 3/1/2034		735,000	708,468
Transcanada Trust 5.5% 9/15/2079 (d)		1,695,000	1,669,747
			45,887,702
TOTAL ENERGY			45,972,664

Financials - 0.2%
Banks - 0.1%
Bank of Montreal 5.511% 6/4/2031		250,000	262,960
Bank of Nova Scotia/The 3.375% 3/5/2033 (d)(e)	EUR	2,000,000	2,339,100
Bank of Nova Scotia/The 4.74% 11/10/2032 (d)		475,000	479,765
Canadian Imperial Bank of Commerce 4.631% 9/11/2030 (d)		275,000	278,207
Canadian Imperial Bank of Commerce 5.26% 4/8/2029		110,000	113,858
Royal Bank of Canada 3.125% 9/27/2031 (d)(e)	EUR	805,000	941,983
Royal Bank of Canada 4.498% 8/6/2029 (d)		11,500,000	11,603,110
Royal Bank of Canada 4.65% 1/27/2026		127,000	127,110
Royal Bank of Canada 4.65% 10/18/2030 (d)		3,805,000	3,837,471
Toronto Dominion Bank 2% 9/10/2031		180,000	158,961
Toronto Dominion Bank 4.456% 6/8/2032		305,000	301,876
Toronto Dominion Bank 4.568% 12/17/2026		11,000,000	11,052,162
Toronto Dominion Bank 5.523% 7/17/2028		51,000	52,934
			31,549,497
Capital Markets - 0.0%
CI Financial Corp 7.5% 5/30/2029 (c)		2,000,000	2,121,286
Insurance - 0.1%
Fairfax Financial Holdings Ltd 2.75% 3/29/2028 (e)	EUR	2,100,000	2,457,572
Fairfax Financial Holdings Ltd 3.375% 3/3/2031		4,595,000	4,317,854
Fairfax Financial Holdings Ltd 4.85% 4/17/2028		1,850,000	1,875,437
Fairfax Financial Holdings Ltd 5.625% 8/16/2032		6,600,000	6,808,502
Fairfax Financial Holdings Ltd 5.75% 5/20/2035 (c)		5,560,000	5,678,348
Fairfax Financial Holdings Ltd 6% 12/7/2033		3,200,000	3,364,794
			24,502,507
TOTAL FINANCIALS			58,173,290

Industrials - 0.0%
Aerospace & Defense - 0.0%
Bombardier Inc 6% 2/15/2028 (c)		4,005,000	4,009,642
Bombardier Inc 6.75% 6/15/2033 (c)		355,000	369,151
Bombardier Inc 7.125% 6/15/2026 (c)		713,000	715,130
Bombardier Inc 7.875% 4/15/2027 (c)		401,000	403,465
Bombardier Inc 8.75% 11/15/2030 (c)		320,000	344,860
			5,842,248
Commercial Services & Supplies - 0.0%
Garda World Security Corp 4.625% 2/15/2027 (c)		289,000	286,933
Northriver Midstream Finance LP 6.75% 7/15/2032 (c)		270,000	277,281
Wrangler Holdco Corp 6.625% 4/1/2032 (c)		850,000	886,085
			1,450,299
Ground Transportation - 0.0%
Canadian Pacific Railway Co 2.875% 11/15/2029		265,000	251,732
Canadian Pacific Railway Co 3.1% 12/2/2051		248,000	161,207
			412,939
Machinery - 0.0%
New Flyer Holdings Inc 9.25% 7/1/2030 (c)		65,000	69,725
Passenger Airlines - 0.0%
Air Canada 2015-1 Class B Pass Through Trust equipment trust certificate 3.6% 9/15/2028 (c)		66,565	65,218
Air Canada 2015-2 Class AA Pass Through Trust equipment trust certificate 3.75% 6/15/2029 (c)		18,112	17,675
Air Canada 2017-1 Class AA Pass Through Trust equipment trust certificate 3.55% 7/15/2031 (c)		22,456	21,165
Air Canada 2017-1 Class AA Pass Through Trust equipment trust certificate 3.7% 7/15/2027 (c)		36,833	36,532
Air Canada 2017-1 Class AA Pass Through Trust Series 1AA, 3.3% 7/15/2031 (c)		375,336	354,556
			495,146
TOTAL INDUSTRIALS			8,270,357

Information Technology - 0.0%
IT Services - 0.0%
CGI Inc 1.45% 9/14/2026		109,000	106,119
Software - 0.0%
Open Text Corp 3.875% 12/1/2029 (c)		235,000	221,520
Open Text Corp 3.875% 2/15/2028 (c)		490,000	476,280
Open Text Corp 6.9% 12/1/2027 (c)		970,000	1,006,664
Open Text Holdings Inc 4.125% 2/15/2030 (c)		100,000	94,405
			1,798,869
TOTAL INFORMATION TECHNOLOGY			1,904,988

Materials - 0.1%
Chemicals - 0.0%
Methanex Corp 5.125% 10/15/2027		250,000	248,889
Methanex Corp 5.25% 12/15/2029		50,000	49,675
NOVA Chemicals Corp 4.25% 5/15/2029 (c)		27,000	25,920
NOVA Chemicals Corp 5.25% 6/1/2027 (c)		114,000	114,288
NOVA Chemicals Corp 9% 2/15/2030 (c)		270,000	290,014
Nutrien Ltd 4.9% 3/27/2028		3,135,000	3,188,584
Nutrien Ltd 4.9% 6/1/2043		1,325,000	1,185,995
Nutrien Ltd 5.2% 6/21/2027		5,775,000	5,865,598
			10,968,963
Containers & Packaging - 0.0%
Toucan FinCo Ltd/Toucan FinCo Can Inc/Toucan FinCo US LLC 9.5% 5/15/2030 (c)		125,000	124,913
Metals & Mining - 0.1%
Barrick North America Finance LLC 5.7% 5/30/2041		2,830,000	2,851,998
Barrick North America Finance LLC 5.75% 5/1/2043		475,000	481,939
Barrick PD Australia Finance Pty Ltd 5.95% 10/15/2039		1,340,000	1,395,130
Capstone Copper Corp 6.75% 3/31/2033 (c)		705,000	723,978
Champion Iron Canada Inc 7.875% 7/15/2032 (c)		1,935,000	2,019,438
Hudbay Minerals Inc 4.5% 4/1/2026 (c)		190,000	188,695
Kinross Gold Corp 4.5% 7/15/2027		10,910,000	10,929,247
Kinross Gold Corp 6.25% 7/15/2033		5,585,000	6,034,451
New Gold Inc 6.875% 4/1/2032 (c)		405,000	422,158
			25,047,034
TOTAL MATERIALS			36,140,910

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Mattamy Group Corp 4.625% 3/1/2030 (c)		1,500,000	1,436,876
Utilities - 0.0%
Electric Utilities - 0.0%
Emera Inc 6.75% 6/15/2076 (d)		542,000	545,403
Fortis Inc/Canada 3.055% 10/4/2026		301,000	296,433
			841,836
Gas Utilities - 0.0%
Superior Plus LP / Superior General Partner Inc 4.5% 3/15/2029 (c)		216,000	207,539
Independent Power and Renewable Electricity Producers - 0.0%
Emera US Finance LP 2.639% 6/15/2031		1,335,000	1,188,089
Emera US Finance LP 4.75% 6/15/2046		325,000	270,828
TransAlta Corp 6.5% 3/15/2040		160,000	157,344
			1,616,261
Multi-Utilities - 0.0%
Algonquin Power & Utilities Corp 5.365% 6/15/2026 (g)		3,670,000	3,695,887
TOTAL UTILITIES			6,361,523

TOTAL CANADA			170,751,854
CHILE - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Corp Nacional del Cobre de Chile 5.125% 2/2/2033 (e)		350,000	344,890
COLOMBIA - 0.0%
Consumer Staples - 0.0%
Food Products - 0.0%
Grupo Nutresa SA 9% 5/12/2035 (c)		350,000	387,310
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Ecopetrol SA 4.625% 11/2/2031		249,000	218,393
Ecopetrol SA 6.875% 4/29/2030		1,534,000	1,558,928
Ecopetrol SA 8.375% 1/19/2036		140,000	141,567
Ecopetrol SA 8.625% 1/19/2029		3,555,000	3,851,487
Ecopetrol SA 8.875% 1/13/2033		297,000	315,860
			6,086,235
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA 5.375% 12/30/2030 (c)		360,000	330,300
EnfraGen Energia Sur SAU/ EnfraGen Chile SpA/ EnfraGen Spain SAU 8.499% 6/30/2032 (c)		80,000	82,430
			412,730
TOTAL COLOMBIA			6,886,275
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Ivanhoe Mines Ltd 7.875% 1/23/2030 (c)		200,000	202,537
CZECH REPUBLIC - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CPI Property Group SA 1.5% 1/27/2031 (e)	EUR	275,000	265,775
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
EPH Financing International AS 6.651% 11/13/2028 (e)	EUR	200,000	254,842
TOTAL CZECH REPUBLIC			520,617
DENMARK - 0.0%
Consumer Staples - 0.0%
Beverages - 0.0%
Carlsberg Breweries A/S 3.25% 2/28/2032 (e)	EUR	525,000	612,659
Tobacco - 0.0%
Scandinavian Tobacco Group A/S 4.875% 9/12/2029 (e)	EUR	250,000	304,312
TOTAL CONSUMER STAPLES			916,971

Financials - 0.0%
Banks - 0.0%
Danske Bank A/S 3.875% 1/9/2032 (d)(e)	EUR	1,590,000	1,916,811
Danske Bank A/S 4.613% 10/2/2030 (c)(d)		412,000	414,846
Danske Bank A/S 5.705% 3/1/2030 (c)(d)		400,000	417,436
Danske Bank A/S 6.259% 9/22/2026 (c)(d)		3,450,000	3,453,190
Jyske Bank A/S 5.125% 5/1/2035 (d)(e)	EUR	369,000	456,408
			6,658,691
TOTAL DENMARK			7,575,662
EL SALVADOR - 0.0%
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Comision Ejecutiva Hidroelectrica del Rio Lempa 8.65% 1/24/2033 (c)		150,000	153,434
FINLAND - 0.0%
Consumer Discretionary - 0.0%
Leisure Products - 0.0%
Amer Sports Co 6.75% 2/16/2031 (c)		405,000	422,161
Financials - 0.0%
Banks - 0.0%
Nordea Bank Abp 5.375% 9/22/2027 (c)		400,000	409,960
Nordea Bank Abp U.S. SOFR Index + 0.74%, 5.0984% 3/19/2027 (b)(c)(d)		200,000	201,022
			610,982
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Citycon Treasury BV 5% 3/11/2030 (e)	EUR	200,000	239,264
Citycon Treasury BV 5.375% 7/8/2031 (e)	EUR	200,000	241,053
			480,317
TOTAL FINLAND			1,513,460
FRANCE - 0.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Altice France SA 5.125% 7/15/2029 (c)		350,000	299,250
Maya SAS/Paris France 7% 10/15/2028 (c)		450,000	457,959
Maya SAS/Paris France 7% 4/15/2032 (c)		120,000	123,431
			880,640
Media - 0.0%
Publicis Groupe SA 3.375% 6/12/2032 (e)	EUR	500,000	582,921
TOTAL COMMUNICATION SERVICES			1,463,561

Consumer Discretionary - 0.0%
Automobiles - 0.0%
RCI Banque SA 4.75% 3/24/2037 (d)(e)	EUR	200,000	236,839
RCI Banque SA 5.5% 10/9/2034 (d)(e)	EUR	400,000	491,262
			728,101
Energy - 0.0%
Energy Equipment & Services - 0.0%
Vallourec SACA 7.5% 4/15/2032 (c)		295,000	313,257
Viridien 10% 10/15/2030 (c)		140,000	139,906
			453,163
Oil, Gas & Consumable Fuels - 0.0%
TotalEnergies Capital International SA 3.127% 5/29/2050		347,000	228,003
TotalEnergies Capital International SA 3.461% 7/12/2049		500,000	351,639
TotalEnergies Capital SA 5.275% 9/10/2054		330,000	304,905
TotalEnergies Capital SA 5.488% 4/5/2054		450,000	428,346
TotalEnergies Capital SA 5.638% 4/5/2064		1,020,000	978,511
			2,291,404
TOTAL ENERGY			2,744,567

Financials - 0.3%
Banks - 0.3%
Banque Federative du Credit Mutuel SA 5.79% 7/13/2028 (c)		1,800,000	1,874,211
Banque Federative du Credit Mutuel SA U.S. SOFR Averages Index + 1.07%, 5.4239% 2/16/2028 (b)(c)(d)		2,000,000	2,017,256
BNP Paribas SA 1.904% 9/30/2028 (c)(d)		400,000	379,942
BNP Paribas SA 2.159% 9/15/2029 (c)(d)		7,570,000	7,083,872
BNP Paribas SA 2.871% 4/19/2032 (c)(d)		1,500,000	1,359,500
BNP Paribas SA 3.052% 1/13/2031 (c)(d)		6,950,000	6,519,770
BNP Paribas SA 3.132% 1/20/2033 (c)(d)		3,670,000	3,305,980
BNP Paribas SA 3.945% 2/18/2037 (d)(e)	EUR	1,400,000	1,624,172
BNP Paribas SA 5.176% 1/9/2030 (c)(d)		1,920,000	1,967,503
BNP Paribas SA 5.497% 5/20/2030 (c)(d)		285,000	294,273
BNP Paribas SA 5.738% 2/20/2035 (c)(d)		900,000	936,482
BNP Paribas SA 5.786% 1/13/2033 (c)(d)		18,150,000	18,911,971
BNP Paribas SA 5.906% 11/19/2035 (c)(d)		1,945,000	1,981,709
BPCE SA 2.045% 10/19/2027 (c)(d)		2,670,000	2,597,319
BPCE SA 3.116% 10/19/2032 (c)(d)		500,000	441,663
BPCE SA 3.875% 1/11/2029 (e)	EUR	6,500,000	7,830,238
BPCE SA 4.75% 7/19/2027 (c)		250,000	252,737
BPCE SA 5.125% 1/18/2028 (c)		541,000	551,700
BPCE SA 5.281% 5/30/2029 (c)		2,000,000	2,058,327
BPCE SA 5.716% 1/18/2030 (c)(d)		400,000	413,305
BPCE SA 5.876% 1/14/2031 (c)(d)		9,300,000	9,690,106
BPCE SA 5.936% 5/30/2035 (c)(d)		1,305,000	1,348,528
BPCE SA 6.293% 1/14/2036 (c)(d)		450,000	473,478
BPCE SA 6.612% 10/19/2027 (c)(d)		1,055,000	1,079,547
BPCE SA 6.714% 10/19/2029 (c)(d)		4,540,000	4,819,011
BPCE SA 7.003% 10/19/2034 (c)(d)		1,731,000	1,911,039
Credit Agricole SA 4% 1/10/2033 (c)(d)		261,000	256,113
Credit Agricole SA 4.631% 9/11/2028 (c)(d)		290,000	291,344
Credit Agricole SA 5.862% 1/9/2036 (c)(d)		945,000	981,671
Credit Agricole SA 6.316% 10/3/2029 (c)(d)		3,655,000	3,855,711
Credit Agricole SA U.S. SOFR Index + 0.87%, 5.2251% 3/11/2027 (b)(c)(d)		250,000	250,961
Credit Agricole SA U.S. SOFR Index + 1.21%, 5.5651% 9/11/2028 (b)(c)(d)		8,400,000	8,445,681
Societe Generale SA 1.488% 12/14/2026 (c)(d)		10,614,000	10,517,188
Societe Generale SA 1.792% 6/9/2027 (c)(d)		1,500,000	1,468,237
Societe Generale SA 2.797% 1/19/2028 (c)(d)		3,156,000	3,081,596
Societe Generale SA 2.889% 6/9/2032 (c)(d)		210,000	187,018
Societe Generale SA 3.337% 1/21/2033 (c)(d)		1,105,000	994,887
Societe Generale SA 5.5% 4/13/2029 (c)(d)		4,316,000	4,411,558
Societe Generale SA 5.512% 5/22/2031 (c)(d)		1,050,000	1,075,303
Societe Generale SA 6.066% 1/19/2035 (c)(d)		1,052,000	1,086,348
Societe Generale SA 6.1% 4/13/2033 (c)(d)		1,520,000	1,587,182
Societe Generale SA 6.447% 1/12/2027 (c)(d)		200,000	201,237
Societe Generale SA 6.691% 1/10/2034 (c)(d)		300,000	322,863
			120,738,537
Financial Services - 0.0%
Worldline SA/France 4.125% 9/12/2028 (e)	EUR	200,000	206,741
Worldline SA/France 5.25% 11/27/2029 (e)	EUR	100,000	101,792
Worldline SA/France 5.5% 6/10/2030 (e)	EUR	200,000	202,609
			511,142
TOTAL FINANCIALS			121,249,679

Industrials - 0.0%
Transportation Infrastructure - 0.0%
Holding d'Infrastructures des Metiers de l'Environnement 0.625% 9/16/2028 (e)	EUR	300,000	321,822
Utilities - 0.0%
Electric Utilities - 0.0%
Electricite de France SA 4.75% 10/12/2034 (e)	EUR	200,000	250,131
Electricite de France SA 4.75% 6/17/2044 (e)	EUR	900,000	1,042,724
Electricite de France SA 5.5% 1/25/2035 (e)	GBP	800,000	1,039,995
Electricite de France SA 6% 4/22/2064 (c)		8,200,000	7,766,587
Electricite de France SA 6.9% 5/23/2053 (c)		390,000	417,353
			10,516,790
Multi-Utilities - 0.0%
Engie SA 3.875% 3/6/2036 (e)	EUR	500,000	589,908
Engie SA 4.25% 9/6/2034 (e)	EUR	400,000	487,314
Veolia Environnement SA 3.324% 6/17/2032 (e)	EUR	1,200,000	1,400,444
			2,477,666
TOTAL UTILITIES			12,994,456

TOTAL FRANCE			139,502,186
GERMANY - 0.5%
Consumer Discretionary - 0.2%
Automobile Components - 0.0%
Robert Bosch GmbH 4.375% 6/2/2043 (e)	EUR	300,000	346,932
Schaeffler AG 4.75% 8/14/2029 (e)	EUR	400,000	481,988
Schaeffler AG 5.375% 4/1/2031 (e)	EUR	200,000	243,536
ZF Europe Finance BV 4.75% 1/31/2029 (e)	EUR	800,000	908,663
ZF Europe Finance BV 7% 6/12/2030 (e)	EUR	200,000	238,893
ZF North America Capital Inc 6.75% 4/23/2030 (c)		325,000	316,770
ZF North America Capital Inc 6.875% 4/14/2028 (c)		400,000	405,162
ZF North America Capital Inc 6.875% 4/23/2032 (c)		135,000	129,452
			3,071,396
Automobiles - 0.2%
BMW US Capital LLC 5.05% 3/21/2030 (c)		8,300,000	8,534,236
BMW US Capital LLC U.S. SOFR Averages Index + 0.92%, 5.2785% 3/21/2028 (b)(c)(d)		3,000,000	3,014,400
Mercedes-Benz Finance North America LLC 4.75% 3/31/2028 (c)		10,000,000	10,150,614
Mercedes-Benz Finance North America LLC 4.8% 8/1/2029 (c)		4,000,000	4,076,510
Mercedes-Benz Finance North America LLC 4.9% 11/15/2027 (c)		2,100,000	2,131,275
Volkswagen Group of America Finance LLC 4.75% 11/13/2028 (c)		541,000	543,803
Volkswagen Group of America Finance LLC 5.05% 3/27/2028 (c)		11,778,000	11,945,886
Volkswagen Group of America Finance LLC 5.35% 3/27/2030 (c)		6,923,000	7,102,396
Volkswagen Group of America Finance LLC 5.65% 3/25/2032 (c)		2,855,000	2,925,166
Volkswagen Group of America Finance LLC 5.65% 9/12/2028 (c)		4,113,000	4,240,551
Volkswagen Group of America Finance LLC 5.8% 3/27/2035 (c)		435,000	442,987
Volkswagen International Finance NV 4.125% 9/2/2035 (e)	EUR	400,000	468,920
			55,576,744
TOTAL CONSUMER DISCRETIONARY			58,648,140

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
METRO AG 4% 3/5/2030 (e)	EUR	375,000	453,229
Financials - 0.2%
Banks - 0.0%
Commerzbank AG 3.625% 1/14/2032 (d)(e)	EUR	400,000	473,551
Commerzbank AG 4.875% 10/16/2034 (d)(e)	EUR	500,000	611,906
Commerzbank AG 8.625% 2/28/2033 (d)(e)	GBP	100,000	145,146
Volkswagen Bank GmbH 3.5% 6/19/2031 (e)	EUR	400,000	467,647
			1,698,250
Capital Markets - 0.2%
Deutsche Bank AG 6.125% 12/12/2030 (d)(e)	GBP	1,100,000	1,541,211
Deutsche Bank AG/New York NY 2.129% 11/24/2026 (d)		700,000	696,024
Deutsche Bank AG/New York NY 3.547% 9/18/2031 (d)		6,900,000	6,543,481
Deutsche Bank AG/New York NY 3.742% 1/7/2033 (d)		4,060,000	3,719,716
Deutsche Bank AG/New York NY 4.95% 8/4/2031 (d)		11,050,000	11,140,856
Deutsche Bank AG/New York NY 4.999% 9/11/2030 (d)		3,300,000	3,353,391
Deutsche Bank AG/New York NY 5.373% 1/10/2029 (d)		945,000	966,349
Deutsche Bank AG/New York NY 5.403% 9/11/2035 (d)		2,200,000	2,216,137
Deutsche Bank AG/New York NY 5.414% 5/10/2029		375,000	390,252
Deutsche Bank AG/New York NY 6.819% 11/20/2029 (d)		835,000	894,757
Deutsche Bank AG/New York NY 7.079% 2/10/2034 (d)		2,765,000	3,002,375
Deutsche Bank AG/New York NY 7.146% 7/13/2027 (d)		3,400,000	3,476,875
			37,941,424
Financial Services - 0.0%
KfW 0.125% 1/9/2032 (e)	EUR	925,000	928,236
KfW 1.375% 6/7/2032 (e)	EUR	60,000	64,786
KfW 3.25% 3/24/2031 (e)	EUR	3,250,000	3,953,993
			4,947,015
Insurance - 0.0%
Allianz SE 5.6% 9/3/2054 (c)(d)		800,000	812,961
TOTAL FINANCIALS			45,399,650

Health Care - 0.1%
Health Care Providers & Services - 0.0%
Fresenius Medical Care US Finance III Inc 1.875% 12/1/2026 (c)		660,000	637,423
Pharmaceuticals - 0.1%
Bayer US Finance II LLC 4.375% 12/15/2028 (c)		19,800,000	19,723,918
Bayer US Finance II LLC 4.4% 7/15/2044 (c)		3,231,000	2,536,998
Bayer US Finance II LLC 4.625% 6/25/2038 (c)		570,000	509,077
Bayer US Finance II LLC 4.875% 6/25/2048 (c)		1,930,000	1,584,926
Bayer US Finance LLC 6.125% 11/21/2026 (c)		5,400,000	5,494,883
Bayer US Finance LLC 6.375% 11/21/2030 (c)		1,740,000	1,867,262
Bayer US Finance LLC 6.5% 11/21/2033 (c)		2,331,000	2,498,175
			34,215,239
TOTAL HEALTH CARE			34,852,662

Industrials - 0.0%
Machinery - 0.0%
Daimler Truck Finance North America LLC 5.125% 9/25/2027 (c)		7,852,000	7,979,914
Daimler Truck Finance North America LLC U.S. SOFR Index + 0.96%, 5.3163% 9/25/2027 (b)(c)(d)		3,000,000	3,009,490
			10,989,404
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
ACCENTRO 2 Wohneigentum GmbH 20% 9/30/2025 (j)	EUR	100,000	116,990
ACCENTRO 2 Wohneigentum GmbH 20% 9/30/2025 (j)	EUR	100,000	116,990
ACCENTRO East Holding GMBH 6% 6/30/2027 pay-in-kind (j)	EUR	100,000	116,990
Accentro Real Estate AG 5.625% 2/13/2026 (e)(g)	EUR	733,500	334,667
Deutsche EuroShop AG 4.5% 10/15/2030 (e)	EUR	200,000	233,730
LEG Immobilien SE 3.875% 1/20/2035 (e)	EUR	300,000	345,238
Sirius Real Estate Ltd 4% 1/22/2032 (e)	EUR	500,000	579,681
			1,844,286
Utilities - 0.0%
Electric Utilities - 0.0%
Amprion GmbH 3.125% 8/27/2030 (e)	EUR	800,000	941,589
Amprion GmbH 3.625% 5/21/2031 (e)	EUR	200,000	239,753
Amprion GmbH 3.875% 6/5/2036 (e)	EUR	500,000	584,296
EnBW International Finance BV 3.5% 7/22/2031 (e)	EUR	685,000	822,623
EnBW International Finance BV 3.75% 11/20/2035 (e)	EUR	850,000	994,726
			3,582,987
Independent Power and Renewable Electricity Producers - 0.0%
RWE Finance US LLC 5.875% 4/16/2034 (c)		881,000	919,290
Multi-Utilities - 0.0%
E.ON SE 3.5% 4/16/2033 (e)	EUR	253,000	298,155
TOTAL UTILITIES			4,800,432

TOTAL GERMANY			156,987,803
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Global Aircraft Leasing Co Ltd 8.75% 9/1/2027 (c)		370,000	380,692
GUATEMALA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Millicom International Cellular SA 4.5% 4/27/2031 (c)		95,000	88,398
Millicom International Cellular SA 5.125% 1/15/2028 (c)		247,500	245,566

TOTAL GUATEMALA			333,964
HONG KONG - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Melco Resorts Finance Ltd 5.75% 7/21/2028 (e)		1,150,000	1,138,161
Financials - 0.0%
Insurance - 0.0%
AIA Group Ltd 0.88% 9/9/2033 (d)(e)	EUR	395,000	432,302
Prudential Funding Asia PLC 2.95% 11/3/2033 (d)(e)		2,100,000	1,994,302
Prudential Funding Asia PLC 3.125% 4/14/2030		290,000	277,113
			2,703,717
TOTAL HONG KONG			3,841,878
INDIA - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Indian Railway Finance Corp Ltd 3.57% 1/21/2032 (c)		1,010,000	956,238
Power Finance Corp Ltd 1.841% 9/21/2028 (e)	EUR	2,400,000	2,682,898
Power Finance Corp Ltd 6.15% 12/6/2028 (c)		3,050,000	3,211,132
			6,850,268
Industrials - 0.0%
Construction & Engineering - 0.0%
IRB Infrastructure Developers Ltd 7.11% 3/11/2032 (e)		900,000	920,250
Electrical Equipment - 0.0%
Diamond II Ltd 7.95% 7/28/2026 (e)		900,000	906,750
TOTAL INDUSTRIALS			1,827,000

Utilities - 0.0%
Electric Utilities - 0.0%
Continuum Energy Aura Pte Ltd 9.5% 2/24/2027 (e)		900,000	927,250
Greenko Power II Ltd 4.3% 12/13/2028 (e)		1,116,500	1,060,608
Greenko Wind Projects Mauritius Ltd 7.25% 9/27/2028 (e)		900,000	915,291
India Clean Energy Holdings 4.5% 4/18/2027 (e)		1,150,000	1,116,573
India Cleantech Energy 4.7% 8/10/2026 (e)		1,062,600	1,049,052
			5,068,774
Independent Power and Renewable Electricity Producers - 0.0%
Clean Renewable Power Mauritius Pte Ltd 4.25% 3/25/2027 (e)		1,127,000	1,097,416
Continuum Green Energy India Pvt / Co-Issuers 7.5% 6/26/2033 (e)		868,050	902,354
Greenko Dutch BV 3.85% 3/29/2026 (e)		1,232,000	1,217,832
Greenko Dutch BV 3.85% 3/29/2026 (c)		176,000	173,976
ReNew Pvt Ltd 5.875% 3/5/2027 (e)		900,000	896,166
			4,287,744
TOTAL UTILITIES			9,356,518

TOTAL INDIA			18,033,786
INDONESIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Medco Cypress Tree Pte Ltd 8.625% 5/19/2030 (e)		900,000	957,150
Medco Laurel Tree Pte Ltd 6.95% 11/12/2028 (e)		1,150,000	1,155,049
Pertamina Persero PT 3.1% 8/27/2030 (c)		200,000	186,655
			2,298,854
Materials - 0.0%
Metals & Mining - 0.0%
Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT 6.53% 11/15/2028 (c)		1,950,000	2,084,063
Utilities - 0.0%
Electric Utilities - 0.0%
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 1.875% 11/5/2031 (c)	EUR	1,500,000	1,569,494
Star Energy Geothermal Wayang Windu Ltd 6.75% 4/24/2033 (e)		616,050	634,531
			2,204,025
TOTAL INDONESIA			6,586,942
IRELAND - 0.2%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Flutter Treasury DAC 5.875% 6/4/2031 (c)		445,000	453,103
Financials - 0.1%
Banks - 0.0%
AIB Group PLC 5.32% 5/15/2031 (c)(d)		200,000	205,230
AIB Group PLC 6.608% 9/13/2029 (c)(d)		400,000	425,462
Bank of Ireland Group PLC 5.601% 3/20/2030 (c)(d)		665,000	690,673
Bank of Ireland Group PLC 6.253% 9/16/2026 (c)(d)		285,000	284,988
			1,606,353
Consumer Finance - 0.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026		15,349,000	15,034,650
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028		11,894,000	11,443,511
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.3% 1/30/2032		4,640,000	4,248,065
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.65% 7/21/2027		4,098,000	4,056,988
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.45% 4/3/2026		4,282,000	4,278,292
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.5% 1/31/2056 (d)		375,000	385,766
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.95% 3/10/2055 (d)		150,000	157,048
			39,604,320
Financial Services - 0.0%
GGAM Finance Ltd 5.875% 3/15/2030 (c)		380,000	383,786
GGAM Finance Ltd 6.875% 4/15/2029 (c)		145,000	150,076
GGAM Finance Ltd 7.75% 5/15/2026 (c)		265,000	265,909
GGAM Finance Ltd 8% 2/15/2027 (c)		165,000	169,240
			969,011
TOTAL FINANCIALS			42,179,684

Industrials - 0.1%
Passenger Airlines - 0.0%
SMBC Aviation Capital Finance DAC 5.1% 4/1/2030 (c)		2,000,000	2,048,961
SMBC Aviation Capital Finance DAC 5.7% 7/25/2033 (c)		2,365,000	2,447,904
			4,496,865
Transportation Infrastructure - 0.1%
Avolon Holdings Funding Ltd 2.125% 2/21/2026 (c)		97,000	95,842
Avolon Holdings Funding Ltd 2.528% 11/18/2027 (c)		19,073,000	18,305,208
Avolon Holdings Funding Ltd 4.375% 5/1/2026 (c)		3,477,000	3,471,084
Avolon Holdings Funding Ltd 5.15% 1/15/2030 (c)		2,033,000	2,067,406
Avolon Holdings Funding Ltd 5.375% 5/30/2030 (c)		1,953,000	2,003,915
Avolon Holdings Funding Ltd 5.5% 1/15/2026 (c)		93,000	93,150
Avolon Holdings Funding Ltd 5.75% 11/15/2029 (c)		2,325,000	2,414,448
Avolon Holdings Funding Ltd 5.75% 3/1/2029 (c)		848,000	877,561
Avolon Holdings Funding Ltd 6.375% 5/4/2028 (c)		6,970,000	7,289,908
DAA Finance PLC 1.554% 6/7/2028 (e)	EUR	3,200,000	3,633,451
			40,251,973
TOTAL INDUSTRIALS			44,748,838

TOTAL IRELAND			87,381,625
ISRAEL - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Energean PLC 6.5% 4/30/2027 (c)		465,000	459,850
Health Care - 0.0%
Pharmaceuticals - 0.0%
Teva Pharmaceutical Finance Netherlands III BV 6% 12/1/2032		801,000	823,685
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030		742,000	758,411
			1,582,096
TOTAL ISRAEL			2,041,946
ITALY - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Eni SpA 5.75% 5/19/2035 (c)		200,000	206,507
Eni SpA 5.95% 5/15/2054 (c)		1,360,000	1,320,273
Eni USA Inc 7.3% 11/15/2027		14,000	14,891
			1,541,671
Financials - 0.0%
Banks - 0.0%
Intesa Sanpaolo SpA 4.95% 6/1/2042 (c)(d)		468,000	384,687
Intesa Sanpaolo SpA 5.71% 1/15/2026 (c)		10,048,000	10,070,466
Intesa Sanpaolo SpA 6.625% 6/20/2033 (c)		465,000	507,957
Intesa Sanpaolo SpA 7.2% 11/28/2033 (c)		865,000	978,173
UniCredit SpA 1.982% 6/3/2027 (c)(d)		200,000	196,345
UniCredit SpA 3.127% 6/3/2032 (c)(d)		2,515,000	2,308,786
			14,446,414
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Kedrion SpA 6.5% 9/1/2029 (c)		414,000	406,333
Information Technology - 0.0%
Communications Equipment - 0.0%
Fibercop SpA 6.375% 11/15/2033 (c)		275,000	269,786
Utilities - 0.1%
Electric Utilities - 0.1%
Enel Finance International NV 2.5% 7/12/2031 (c)(g)		5,974,000	5,323,534
Enel Finance International NV 4.5% 2/20/2043 (e)	EUR	495,000	581,405
Enel Finance International NV 5.125% 6/26/2029 (c)		7,130,000	7,308,057
Enel Finance International NV 5.5% 6/26/2034 (c)		1,160,000	1,190,046
Enel Finance International NV 7.5% 10/14/2032 (c)		217,000	248,946
Enel SpA 3.375% (d)(e)(r)	EUR	335,000	392,964
			15,044,952
Gas Utilities - 0.0%
Snam SpA 5% 5/28/2030 (c)		3,930,000	3,989,958
Snam SpA 5.75% 5/28/2035 (c)		5,746,000	5,888,564
			9,878,522
TOTAL UTILITIES			24,923,474

TOTAL ITALY			41,587,678
JAMAICA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Digicel Group Holdings Ltd 0% 12/31/2030 (c)(i)(j)		151,934	6,229
Digicel International Finance Ltd / Difl US LLC 8.625% 8/1/2032 (c)		3,680,000	3,761,575

TOTAL JAMAICA			3,767,804
JAPAN - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
NTT Finance Corp 2.906% 3/16/2029 (c)	EUR	1,400,000	1,645,601
NTT Finance Corp 3.678% 7/16/2033 (e)	EUR	325,000	384,922
NTT Finance Corp 4.091% 7/16/2037 (c)	EUR	5,500,000	6,556,069
NTT Finance Corp 4.567% 7/16/2027 (c)		1,162,000	1,169,370
NTT Finance Corp 4.62% 7/16/2028 (c)		2,810,000	2,839,983
NTT Finance Corp 4.876% 7/16/2030 (c)		2,480,000	2,518,285
NTT Finance Corp 5.136% 7/2/2031 (c)		250,000	257,043
NTT Finance Corp 5.171% 7/16/2032 (c)		1,600,000	1,630,179
NTT Finance Corp 5.502% 7/16/2035 (c)		700,000	717,198
NTT Finance Corp U.S. SOFR Index + 1.31%, 5.6569% 7/16/2030 (b)(c)(d)		1,200,000	1,225,487
			18,944,137
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Rakuten Group Inc 9.75% 4/15/2029 (e)		900,000	999,821
Consumer Staples - 0.0%
Tobacco - 0.0%
Japan Tobacco Inc 5.21% 6/15/2030 (c)		705,000	732,147
Japan Tobacco Inc 5.856% 6/15/2035 (c)		955,000	1,008,577
			1,740,724
Financials - 0.2%
Banks - 0.2%
Mitsubishi UFJ Financial Group Inc 1.538% 7/20/2027 (d)		465,000	453,661
Mitsubishi UFJ Financial Group Inc 5.197% 1/16/2031 (d)		11,700,000	12,072,977
Mitsubishi UFJ Financial Group Inc 5.422% 2/22/2029 (d)		2,350,000	2,418,960
Mitsubishi UFJ Financial Group Inc 5.475% 2/22/2031 (d)		400,000	417,399
Mizuho Financial Group Inc 5.382% 7/10/2030 (d)		3,000,000	3,106,751
Mizuho Financial Group Inc 5.748% 7/6/2034 (d)		200,000	210,794
Mizuho Financial Group Inc 5.778% 7/6/2029 (d)		1,765,000	1,838,550
Norinchukin Bank/The 5.094% 10/16/2029 (c)		10,000,000	10,210,868
Sumitomo Mitsui Financial Group Inc 4.954% 7/8/2033 (d)		9,060,000	9,180,434
Sumitomo Mitsui Financial Group Inc 5.24% 4/15/2030		10,000,000	10,353,813
Sumitomo Mitsui Financial Group Inc 5.316% 7/9/2029		6,100,000	6,319,870
Sumitomo Mitsui Financial Group Inc 5.424% 7/9/2031		1,500,000	1,569,546
Sumitomo Mitsui Financial Group Inc 5.52% 1/13/2028		200,000	206,626
Sumitomo Mitsui Financial Group Inc 5.716% 9/14/2028		405,000	423,008
Sumitomo Mitsui Financial Group Inc 5.766% 1/13/2033		200,000	212,269
Sumitomo Mitsui Trust Bank Ltd 5.65% 3/9/2026 (c)		1,820,000	1,831,798
			60,827,324
Capital Markets - 0.0%
Nomura Holdings Inc 2.608% 7/14/2031		1,155,000	1,034,855
Nomura Holdings Inc 4.904% 7/1/2030		5,700,000	5,781,858
Nomura Holdings Inc U.S. SOFR Index + 1.25%, 5.6104% 7/2/2027 (b)(d)		3,000,000	3,027,683
			9,844,396
TOTAL FINANCIALS			70,671,720

Health Care - 0.0%
Pharmaceuticals - 0.0%
Takeda Pharmaceutical Co Ltd 2.05% 3/31/2030		1,600,000	1,452,302
Takeda Pharmaceutical Co Ltd 3.025% 7/9/2040		2,260,000	1,701,507
Takeda Pharmaceutical Co Ltd 3.175% 7/9/2050		308,000	200,970
Takeda Pharmaceutical Co Ltd 5.65% 7/5/2044		292,000	292,390
			3,647,169
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Kioxia Holdings Corp 6.25% 7/24/2030 (c)		200,000	200,124
TOTAL JAPAN			96,203,695
KAZAKHSTAN - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
KazMunayGas National Co JSC 3.5% 4/14/2033 (c)		870,000	770,768
KazMunayGas National Co JSC 5.375% 4/24/2030 (e)		200,000	203,676

TOTAL KAZAKHSTAN			974,444
KOREA (SOUTH) - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Korea National Oil Corp 4.875% 4/3/2029 (c)		300,000	306,883
Financials - 0.0%
Banks - 0.0%
Export-Import Bank of Korea 5.125% 1/11/2033		515,000	535,614
Korea Development Bank/The 3% 1/13/2026		13,000,000	12,947,058
			13,482,672
Materials - 0.0%
Chemicals - 0.0%
Kraton Corp 5% 7/15/2027 (c)		3,000,000	3,046,726
TOTAL KOREA (SOUTH)			16,836,281
LUXEMBOURG - 0.0%
Communication Services - 0.0%
Media - 0.0%
Altice Financing SA 5% 1/15/2028 (c)		135,000	110,233
Altice Financing SA 5.75% 8/15/2029 (c)		2,439,000	1,932,908
Altice Financing SA 9.625% 7/15/2027 (c)		385,000	358,050
			2,401,191
Wireless Telecommunication Services - 0.0%
Intelsat Jackson Holdings SA 9.75% (c)(j)(s)		5,500,000	1
TOTAL COMMUNICATION SERVICES			2,401,192

Financials - 0.0%
Financial Services - 0.0%
Titanium 2l Bondco Sarl 6.25% 1/14/2031 pay-in-kind	EUR	3,716,100	1,173,713
Materials - 0.0%
Chemicals - 0.0%
INEOS Finance PLC 7.5% 4/15/2029 (c)		450,000	451,056
Real Estate - 0.0%
Industrial REITs - 0.0%
Prologis International Funding II SA 4.375% 7/1/2036 (e)	EUR	200,000	242,399
Real Estate Management & Development - 0.0%
Blackstone Property Partners Europe Holdings Sarl 1% 5/4/2028 (e)	EUR	1,265,000	1,413,973
Logicor Financing Sarl 0.875% 1/14/2031 (e)	EUR	400,000	406,292
Logicor Financing Sarl 3.75% 7/14/2032 (e)	EUR	500,000	579,409
Logicor Financing Sarl 4.25% 7/18/2029 (e)	EUR	600,000	725,914
P3 Group Sarl 4% 4/19/2032 (e)	EUR	400,000	471,498
			3,597,086
TOTAL REAL ESTATE			3,839,485

TOTAL LUXEMBOURG			7,865,446
MACAU - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
MGM China Holdings Ltd 7.125% 6/26/2031 (e)		900,000	938,864
Sands China Ltd 5.4% 8/8/2028 (g)		1,379,000	1,402,305
Studio City Finance Ltd 5% 1/15/2029 (e)		900,000	852,749
Wynn Macau Ltd 5.5% 1/15/2026 (c)		1,125,000	1,123,875
Wynn Macau Ltd 5.625% 8/26/2028 (e)		900,000	893,660

TOTAL MACAU			5,211,453
MAURITIUS - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Flourishing Trade & Investment Ltd 11.035% 4/2/2028 (c)(j)		1,202,188	1,245,827
MEXICO - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Petroleos Mexicanos 10% 2/7/2033		788,000	879,912
Petroleos Mexicanos 2.75% 4/21/2027 (e)	EUR	800,000	904,623
Petroleos Mexicanos 4.875% 2/21/2028 (e)	EUR	253,000	294,227
Petroleos Mexicanos 5.35% 2/12/2028		90,000	88,185
Petroleos Mexicanos 5.95% 1/28/2031		5,652,000	5,295,924
Petroleos Mexicanos 6.5% 1/23/2029		990,000	994,505
Petroleos Mexicanos 6.5% 3/13/2027		14,697,000	14,763,137
Petroleos Mexicanos 6.625% 6/15/2038		147,000	122,715
Petroleos Mexicanos 6.7% 2/16/2032		8,988,000	8,619,043
Petroleos Mexicanos 6.75% 9/21/2047		11,150,000	8,703,133
Petroleos Mexicanos 6.84% 1/23/2030		2,867,000	2,849,798
Petroleos Mexicanos 6.875% 8/4/2026		176,000	176,721
Petroleos Mexicanos 7.5% 3/20/2026 (c)(j)		1,392,000	1,378,080
Petroleos Mexicanos 7.69% 1/23/2050		25,110,000	21,413,557
Petroleos Mexicanos 8.75% 6/2/2029		751,000	795,046
			67,278,606
Financials - 0.0%
Banks - 0.0%
Banco Nacional de Comercio Exterior SNC/Cayman Islands 5.875% 5/7/2030 (c)		200,000	205,126
Capital Markets - 0.0%
Eagle Funding Luxco Sarl 5.5% 8/17/2030 (c)		13,300,000	13,493,648
TOTAL FINANCIALS			13,698,774

Industrials - 0.0%
Passenger Airlines - 0.0%
Mexico City Airport Trust 4.25% 10/31/2026 (c)		4,270,000	4,251,298
Mexico City Airport Trust 5.5% 10/31/2046 (c)		1,092,000	927,523
Mexico City Airport Trust 5.5% 7/31/2047 (c)		3,767,000	3,183,774
			8,362,595
Materials - 0.0%
Metals & Mining - 0.0%
Southern Copper Corp 5.875% 4/23/2045		455,000	456,488
Utilities - 0.0%
Electric Utilities - 0.0%
Comision Federal de Electricidad 4.688% 5/15/2029 (c)		2,277,000	2,222,329
Independent Power and Renewable Electricity Producers - 0.0%
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple 7.25% 1/31/2041 (c)		354,602	364,080
Saavi Energia Sarl 8.875% 2/10/2035 (c)		470,000	499,521
			863,601
TOTAL UTILITIES			3,085,930

TOTAL MEXICO			92,882,393
MOROCCO - 0.0%
Materials - 0.0%
Chemicals - 0.0%
OCP SA 3.75% 6/23/2031 (c)		269,000	246,210
OCP SA 6.7% 3/1/2036 (c)		200,000	206,688
OCP SA 6.75% 5/2/2034 (c)		2,395,000	2,528,234
OCP SA 7.5% 5/2/2054 (c)		290,000	299,654

TOTAL MOROCCO			3,280,786
MULTI-NATIONAL - 0.0%
Financials - 0.0%
Banks - 0.0%
Arab Community Center for Economic & Social Service 5% 1/24/2029		745,000	768,031
European Investment Bank 0.625% 1/22/2029 (e)	EUR	645,000	715,565
European Investment Bank 2.375% 5/15/2030 (e)	EUR	345,000	403,045

TOTAL MULTI-NATIONAL			1,886,641
NETHERLANDS - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Koninklijke KPN NV 3.875% 2/16/2036 (e)	EUR	200,000	234,044
Media - 0.0%
VZ Secured Financing BV 5% 1/15/2032 (c)		2,091,000	1,856,805
TOTAL COMMUNICATION SERVICES			2,090,849

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
REWE International Finance BV 4.875% 9/13/2030 (e)	EUR	200,000	251,981
Food Products - 0.0%
JDE Peet's NV 0.5% 1/16/2029 (e)	EUR	5,000,000	5,410,341
TOTAL CONSUMER STAPLES			5,662,322

Financials - 0.1%
Banks - 0.1%
ABN AMRO Bank NV 2.47% 12/13/2029 (c)(d)		1,000,000	943,763
ABN AMRO Bank NV 4.988% 12/3/2028 (c)(d)		1,100,000	1,114,942
ABN AMRO Bank NV 6.339% 9/18/2027 (c)(d)		3,400,000	3,467,485
ABN AMRO Bank NV 6.575% 10/13/2026 (c)(d)		4,600,000	4,611,170
Cooperatieve Rabobank UA 1.125% 5/7/2031 (e)	EUR	700,000	733,792
Cooperatieve Rabobank UA 3.649% 4/6/2028 (c)(d)		665,000	658,998
Cooperatieve Rabobank UA 5.71% 1/21/2033 (c)(d)		628,000	660,635
Cooperatieve Rabobank UA/NY U.S. SOFR Averages Index + 0.62%, 4.9902% 8/28/2026 (b)(d)		6,350,000	6,371,958
ING Groep NV 1.726% 4/1/2027 (d)		5,935,000	5,846,666
ING Groep NV 3% 8/17/2031 (d)(e)	EUR	2,600,000	3,010,995
ING Groep NV 4.858% 3/25/2029 (d)		3,900,000	3,955,520
ING Groep NV 5.335% 3/19/2030 (d)		200,000	206,433
			31,582,357
Insurance - 0.0%
Argentum Netherlands BV 5.625% 8/15/2052 (d)(e)		3,225,000	3,245,653
TOTAL FINANCIALS			34,828,010

Health Care - 0.0%
Pharmaceuticals - 0.0%
Galderma Finance Europe BV 3.5% 3/20/2030 (e)	EUR	490,000	582,034
Industrials - 0.0%
Trading Companies & Distributors - 0.0%
IMCD NV 2.125% 3/31/2027 (e)	EUR	4,400,000	5,094,905
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
NXP BV / NXP Funding LLC / NXP USA Inc 2.5% 5/11/2031		162,000	145,204
NXP BV / NXP Funding LLC / NXP USA Inc 4.85% 8/19/2032		1,461,000	1,460,203
NXP BV / NXP Funding LLC / NXP USA Inc 5.25% 8/19/2035		4,212,000	4,185,055
NXP BV / NXP Funding LLC 5.55% 12/1/2028		70,000	72,525
			5,862,987
Utilities - 0.0%
Electric Utilities - 0.0%
TenneT Holding BV 4.75% 10/28/2042 (e)	EUR	915,000	1,161,323
TOTAL NETHERLANDS			55,282,430
NEW ZEALAND - 0.0%
Financials - 0.0%
Banks - 0.0%
ASB Bank Ltd 2.375% 10/22/2031 (c)		200,000	178,380
NIGERIA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
IHS Holding Ltd 7.875% 5/29/2030 (c)		200,000	203,988
NORWAY - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Seadrill Finance Ltd 8.375% 8/1/2030 (c)		305,000	316,748
TGS ASA 8.5% 1/15/2030 (c)		290,000	295,927
			612,675
Oil, Gas & Consumable Fuels - 0.0%
Aker BP ASA 3.1% 7/15/2031 (c)		7,295,000	6,628,962
Aker BP ASA 5.8% 10/1/2054 (c)		180,000	160,710
Equinor ASA 3.7% 4/6/2050		920,000	695,870
Equinor ASA 3.95% 5/15/2043		300,000	251,928
Var Energi ASA 5% 5/18/2027 (c)		5,410,000	5,454,794
			13,192,264
TOTAL ENERGY			13,804,939

Financials - 0.0%
Banks - 0.0%
DNB Bank ASA 0.25% 2/23/2029 (d)(e)	EUR	300,000	330,608
DNB Bank ASA 4.853% 11/5/2030 (c)(d)		900,000	918,950
			1,249,558
TOTAL NORWAY			15,054,497
PANAMA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Sable International Finance Ltd 7.125% 10/15/2032 (c)		315,000	320,119
Wireless Telecommunication Services - 0.0%
C&W Senior Finance Ltd 9% 1/15/2033 (c)		375,000	393,700
TOTAL PANAMA			713,819
PARAGUAY - 0.0%
Industrials - 0.0%
Construction & Engineering - 0.0%
Bioceanico Sovereign Certificate Ltd 0% 6/5/2034 (c)(i)		110,990	88,850
PERU - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Peru LNG Srl 5.375% 3/22/2030 (c)		166,680	158,471
POLAND - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
GTC Aurora Luxembourg SA 2.25% 6/23/2026 (e)	EUR	775,000	827,094
PORTUGAL - 0.0%
Financials - 0.0%
Insurance - 0.0%
Fidelidade - Co De Seguros SA/Portugal 4.25% 9/4/2031 (d)(e)	EUR	500,000	590,235
QATAR - 0.0%
Utilities - 0.0%
Gas Utilities - 0.0%
Nakilat Inc 6.067% 12/31/2033 (c)		490,922	519,459
SAUDI ARABIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Saudi Arabian Oil Co 5.25% 7/17/2034 (c)		3,000,000	3,072,240
Industrials - 0.0%
Construction & Engineering - 0.0%
Greensaif Pipelines Bidco Sarl 6.1027% 8/23/2042 (c)		3,525,000	3,648,375
TMS Issuer Sarl 5.78% 8/23/2032 (e)		1,360,000	1,416,848
			5,065,223
TOTAL SAUDI ARABIA			8,137,463
SINGAPORE - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Puma International Financing SA 7.75% 4/25/2029 (e)		900,000	930,021
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Project Infinity 12.85% 9/13/2027 (j)		469,595	469,595
TOTAL SINGAPORE			1,399,616
SLOVENIA - 0.0%
Communication Services - 0.0%
Media - 0.0%
United Group BV 3.625% 2/15/2028 (e)	EUR	2,000,000	2,289,260
United Group BV 5.25% 2/1/2030 (c)	EUR	2,900,000	3,362,040

TOTAL SLOVENIA			5,651,300
SOUTH AFRICA - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Sasol Financing USA LLC 4.375% 9/18/2026		810,000	802,661
Utilities - 0.0%
Electric Utilities - 0.0%
Eskom Holdings 6.35% 8/10/2028 (c)		1,298,000	1,325,583
Eskom Holdings 6.35% 8/10/2028 (e)		213,000	217,526
Eskom Holdings 8.45% 8/10/2028 (e)		3,699,000	3,926,710
Eskom Holdings 8.45% 8/10/2028 (c)		671,000	712,307
			6,182,126
TOTAL SOUTH AFRICA			6,984,787
SPAIN - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Cellnex Telecom SA 1.75% 10/23/2030 (e)	EUR	5,500,000	5,983,784
Financials - 0.1%
Banks - 0.1%
Banco Bilbao Vizcaya Argentaria SA 5.381% 3/13/2029		1,800,000	1,861,812
Banco Bilbao Vizcaya Argentaria SA 6.033% 3/13/2035 (d)		800,000	840,488
Banco Santander SA 3.49% 5/28/2030		1,000,000	960,845
Banco Santander SA 4.175% 3/24/2028 (d)		8,000,000	7,987,085
Banco Santander SA 5.365% 7/15/2028 (d)		4,000,000	4,080,939
Banco Santander SA 5.439% 7/15/2031		4,400,000	4,604,820
Banco Santander SA 5.538% 3/14/2030 (d)		2,000,000	2,076,036
Banco Santander SA 5.552% 3/14/2028 (d)		8,400,000	8,549,159
Banco Santander SA 5.588% 8/8/2028		1,400,000	1,455,647
Banco Santander SA 6.033% 1/17/2035		1,000,000	1,061,447
CaixaBank SA 3.625% 9/19/2032 (d)(e)	EUR	900,000	1,064,948
CaixaBank SA 5.581% 7/3/2036 (c)(d)		200,000	202,156
CaixaBank SA 5.673% 3/15/2030 (c)(d)		840,000	873,227
CaixaBank SA 6.684% 9/13/2027 (c)(d)		265,000	270,907
			35,889,516
Health Care - 0.0%
Biotechnology - 0.0%
Grifols SA 7.5% 5/1/2030 (e)	EUR	738,000	909,308
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Abertis Infraestructuras SA 3.375% 11/27/2026 (e)	GBP	500,000	663,955
TOTAL SPAIN			43,446,563
SWEDEN - 0.0%
Consumer Discretionary - 0.0%
Leisure Products - 0.0%
Asmodee Group AB 3 month EURIBOR + 3.75%, 5.725% 12/15/2029 (b)(c)(d)	EUR	470,588	555,048
Asmodee Group AB 5.75% 12/15/2029 (c)	EUR	1,120,000	1,374,275
			1,929,323
Financials - 0.0%
Banks - 0.0%
Svenska Handelsbanken AB 5.5% 6/15/2028 (c)		943,000	977,139
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Samhallsbyggnadsbolaget I Norden Holding AB 2.25% 7/12/2027 (e)	EUR	400,000	431,723
TOTAL SWEDEN			3,338,185
SWITZERLAND - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
Credit Suisse USA LLC 7.125% 7/15/2032		25,000	28,572
UBS Group AG 1.305% 2/2/2027 (c)(d)		500,000	493,547
UBS Group AG 2.125% 11/15/2029 (d)(e)	GBP	400,000	500,715
UBS Group AG 3.091% 5/14/2032 (c)(d)		9,800,000	9,020,252
UBS Group AG 3.126% 8/13/2030 (c)(d)		2,640,000	2,517,357
UBS Group AG 3.869% 1/12/2029 (c)(d)		900,000	891,501
UBS Group AG 4.125% 6/9/2033 (d)(e)	EUR	460,000	559,480
UBS Group AG 4.194% 4/1/2031 (c)(d)		12,540,000	12,392,483
UBS Group AG 4.282% 1/9/2028 (c)		430,000	429,479
UBS Group AG 4.55% 4/17/2026		3,490,000	3,495,208
UBS Group AG 4.75% 3/17/2032 (d)(e)	EUR	1,880,000	2,358,925
UBS Group AG 4.751% 5/12/2028 (c)(d)		937,000	943,879
UBS Group AG 5.617% 9/13/2030 (c)(d)		530,000	553,728
UBS Group AG 6.246% 9/22/2029 (c)(d)		10,600,000	11,189,761
UBS Group AG 9.016% 11/15/2033 (d)(e)		6,800,000	8,469,547
			53,844,434
Insurance - 0.0%
Swiss Re Finance Luxembourg SA 5% 4/2/2049 (c)(d)		1,200,000	1,203,757
Zurich Finance Ireland Designated Activity Co 3.5% 5/2/2052 (d)(e)		900,000	806,884
			2,010,641
TOTAL FINANCIALS			55,855,075

Materials - 0.0%
Containers & Packaging - 0.0%
SIG Combibloc PurchaseCo Sarl 3.75% 3/19/2030 (e)	EUR	200,000	237,819
TOTAL SWITZERLAND			56,092,894
TAIWAN - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
TSMC Arizona Corp 2.5% 10/25/2031		702,000	637,655
TANZANIA - 0.0%
Information Technology - 0.0%
Communications Equipment - 0.0%
HTA Group Ltd/Mauritius 7.5% 6/4/2029 (c)		365,000	377,775
TRINIDAD & TOBAGO - 0.0%
Utilities - 0.0%
Multi-Utilities - 0.0%
Trinidad Generation UnLtd 7.75% 6/16/2033 (c)		277,000	290,487
TURKEY - 0.0%
Financials - 0.0%
Banks - 0.0%
TC Ziraat Bankasi AS 7.25% 2/4/2030 (c)		207,000	212,175
Capital Markets - 0.0%
Turkiye Varlik Fonu Yonetimi AS 8.25% 2/14/2029 (e)		200,000	211,250
TOTAL TURKEY			423,425
UNITED ARAB EMIRATES - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Adnoc Murban Rsc Ltd 4.25% 9/11/2029 (c)		3,800,000	3,813,072
Galaxy Pipeline Assets Bidco Ltd 2.16% 3/31/2034 (e)		589,720	530,453
			4,343,525
Industrials - 0.0%
Transportation Infrastructure - 0.0%
DP World Ltd/United Arab Emirates 2.375% 9/25/2026 (c)	EUR	1,430,000	1,667,729
Utilities - 0.0%
Multi-Utilities - 0.0%
Abu Dhabi National Energy Co PJSC 4.375% 10/9/2031 (c)		11,000,000	10,962,086
TOTAL UNITED ARAB EMIRATES			16,973,340
UNITED KINGDOM - 0.8%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Virgin Media Finance PLC 5% 7/15/2030 (c)		70,000	64,018
Media - 0.0%
RELX Capital Inc 5.25% 3/27/2035		3,400,000	3,473,337
Virgin Media Secured Finance PLC 4.25% 1/15/2030 (e)	GBP	2,800,000	3,481,714
			6,955,051
Wireless Telecommunication Services - 0.0%
Vmed O2 UK Financing I PLC 4% 1/31/2029 (e)	GBP	1,470,000	1,869,255
Vmed O2 UK Financing I PLC 4.25% 1/31/2031 (c)		425,000	392,276
Vodafone Group PLC 4.875% 10/3/2078 (d)(e)	GBP	600,000	810,426
Vodafone Group PLC 5.75% 6/28/2054		350,000	334,328
			3,406,285
TOTAL COMMUNICATION SERVICES			10,425,354

Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Macquarie Airfinance Holdings Ltd 5.15% 3/17/2030 (c)		185,000	187,081
Macquarie Airfinance Holdings Ltd 8.125% 3/30/2029 (c)		100,000	104,246
			291,327
Broadline Retail - 0.0%
John Lewis PLC 4.25% 12/18/2034 (e)	GBP	350,000	381,861
Marks & Spencer PLC 3.25% 7/10/2027 (e)(g)	GBP	1,000,000	1,319,433
			1,701,294
Hotels, Restaurants & Leisure - 0.0%
InterContinental Hotels Group PLC 3.375% 10/8/2028 (e)	GBP	485,000	628,235
Whitbread Group PLC 2.375% 5/31/2027 (e)	GBP	720,000	930,996
			1,559,231
Household Durables - 0.0%
Berkeley Group PLC/The 2.5% 8/11/2031 (e)	GBP	1,015,000	1,152,252
Specialty Retail - 0.0%
Belron UK Finance PLC 5.75% 10/15/2029 (c)		200,000	202,516
TOTAL CONSUMER DISCRETIONARY			4,906,620

Consumer Staples - 0.2%
Beverages - 0.0%
Diageo Investment Corp 5.625% 4/15/2035		2,915,000	3,068,718
Consumer Staples Distribution & Retail - 0.0%
Bellis Acquisition Co PLC 8% 7/1/2031 (c)	EUR	4,550,000	5,394,143
Bellis Acquisition Co PLC 8% 7/1/2031 (e)	EUR	209,000	247,775
Boots Group Finco LP 5.375% 8/31/2032 (c)	EUR	475,000	570,277
Boots Group Finco LP 7.375% 8/31/2032 (c)	GBP	550,000	758,649
			6,970,844
Tobacco - 0.2%
BAT Capital Corp 2.259% 3/25/2028		1,008,000	960,331
BAT Capital Corp 3.557% 8/15/2027		2,939,000	2,900,783
BAT Capital Corp 4.39% 8/15/2037		9,056,000	8,179,206
BAT Capital Corp 4.7% 4/2/2027		425,000	427,260
BAT Capital Corp 4.758% 9/6/2049		1,414,000	1,165,411
BAT Capital Corp 5.282% 4/2/2050		662,000	586,439
BAT Capital Corp 5.35% 8/15/2032		3,350,000	3,448,189
BAT Capital Corp 5.625% 8/15/2035		2,495,000	2,559,792
BAT Capital Corp 5.65% 3/16/2052		1,995,000	1,849,489
BAT Capital Corp 5.834% 2/20/2031		1,290,000	1,364,205
BAT Capital Corp 6.343% 8/2/2030		1,270,000	1,370,270
BAT Capital Corp 7.079% 8/2/2043		1,813,000	2,011,145
BAT Capital Corp 7.081% 8/2/2053		254,000	282,253
BAT International Finance PLC 4.125% 4/12/2032 (e)	EUR	1,460,000	1,762,719
BAT International Finance PLC 4.448% 3/16/2028		8,700,000	8,731,287
BAT International Finance PLC 5.931% 2/2/2029		395,000	415,102
Imperial Brands Finance Netherlands BV 5.25% 2/15/2031 (e)	EUR	1,035,000	1,312,610
Imperial Brands Finance PLC 3.875% 2/12/2034 (e)	EUR	550,000	636,702
Imperial Brands Finance PLC 5.875% 7/1/2034 (c)		2,400,000	2,480,288
Reynolds American Inc 5.85% 8/15/2045		269,000	259,525
Reynolds American Inc 8.125% 5/1/2040		24,000	28,219
			42,731,225
TOTAL CONSUMER STAPLES			52,770,787

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
EG Global Finance PLC 11% 11/30/2028 (c)	EUR	3,800,000	4,895,238
EG Global Finance PLC 12% 11/30/2028 (c)		2,500,000	2,760,258
			7,655,496
Financials - 0.6%
Banks - 0.6%
Barclays PLC 2.667% 3/10/2032 (d)		8,625,000	7,773,348
Barclays PLC 2.894% 11/24/2032 (d)		4,600,000	4,120,769
Barclays PLC 3.543% 8/14/2031 (d)(e)	EUR	860,000	1,014,549
Barclays PLC 4.476% 11/11/2029 (d)		5,605,000	5,615,036
Barclays PLC 4.836% 5/9/2028		6,667,000	6,699,924
Barclays PLC 4.942% 9/10/2030 (d)		2,650,000	2,692,490
Barclays PLC 4.972% 5/16/2029 (d)		15,000,000	15,223,390
Barclays PLC 5.086% 2/25/2029 (d)		1,600,000	1,626,003
Barclays PLC 5.088% 6/20/2030 (d)		13,438,000	13,629,158
Barclays PLC 5.2% 5/12/2026		1,701,000	1,707,521
Barclays PLC 5.501% 8/9/2028 (d)		445,000	454,739
Barclays PLC 5.69% 3/12/2030 (d)		300,000	312,158
Barclays PLC 5.86% 8/11/2046 (d)		1,390,000	1,380,910
Barclays PLC 6.496% 9/13/2027 (d)		600,000	612,457
Barclays PLC 6.692% 9/13/2034 (d)		2,900,000	3,176,986
Barclays PLC 7.385% 11/2/2028 (d)		620,000	659,029
Barclays PLC 7.437% 11/2/2033 (d)		500,000	570,965
Barclays PLC 8.407% 11/14/2032 (d)(e)	GBP	200,000	288,476
HSBC Holdings PLC 2.013% 9/22/2028 (d)		3,943,000	3,764,678
HSBC Holdings PLC 2.206% 8/17/2029 (d)		3,380,000	3,184,155
HSBC Holdings PLC 2.804% 5/24/2032 (d)		5,336,000	4,821,611
HSBC Holdings PLC 3.973% 5/22/2030 (d)		1,811,000	1,782,296
HSBC Holdings PLC 4.787% 3/10/2032 (d)(e)	EUR	710,000	889,533
HSBC Holdings PLC 4.856% 5/23/2033 (d)(e)	EUR	900,000	1,135,016
HSBC Holdings PLC 5.13% 3/3/2031 (d)		610,000	624,876
HSBC Holdings PLC 5.21% 8/11/2028 (d)		358,000	363,699
HSBC Holdings PLC 5.24% 5/13/2031 (d)		4,000,000	4,111,867
HSBC Holdings PLC 5.286% 11/19/2030 (d)		2,320,000	2,392,398
HSBC Holdings PLC 5.597% 5/17/2028 (d)		5,600,000	5,717,476
HSBC Holdings PLC 5.733% 5/17/2032 (d)		645,000	676,531
HSBC Holdings PLC 5.813% 5/22/2033 (d)(e)	GBP	525,000	727,208
HSBC Holdings PLC 5.887% 8/14/2027 (d)		2,285,000	2,315,753
HSBC Holdings PLC 6.161% 3/9/2029 (d)		24,300,000	25,351,823
HSBC Holdings PLC 7.39% 11/3/2028 (d)		800,000	850,282
HSBC Holdings PLC 8.201% 11/16/2034 (d)(e)	GBP	550,000	815,314
HSBC Holdings PLC U.S. SOFR Index + 1.03%, 5.3818% 3/3/2029 (b)(d)		5,000,000	5,019,452
Lloyds Banking Group PLC 1.627% 5/11/2027 (d)		520,000	510,152
Lloyds Banking Group PLC 4.75% 9/21/2031 (d)(e)	EUR	870,000	1,090,554
Lloyds Banking Group PLC 5.087% 11/26/2028 (d)		10,050,000	10,218,038
Lloyds Banking Group PLC 5.462% 1/5/2028 (d)		200,000	202,856
Lloyds Banking Group PLC 5.679% 1/5/2035 (d)		200,000	207,288
Lloyds Banking Group PLC 5.871% 3/6/2029 (d)		1,365,000	1,417,372
Lloyds Banking Group PLC 5.985% 8/7/2027 (d)		1,000,000	1,013,956
Lloyds Banking Group PLC U.S. SOFR Averages Index + 1.06%, 5.4054% 11/26/2028 (b)(d)		10,050,000	10,114,593
NatWest Group PLC 3.073% 5/22/2028 (d)		5,999,000	5,884,613
NatWest Group PLC 5.076% 1/27/2030 (d)		400,000	408,749
NatWest Group PLC 5.115% 5/23/2031 (d)		505,000	517,309
NatWest Group PLC 5.808% 9/13/2029 (d)		240,000	250,709
NatWest Group PLC 5.847% 3/2/2027 (d)		700,000	704,971
NatWest Group PLC 7.416% 6/6/2033 (d)(e)	GBP	450,000	640,504
NatWest Markets PLC 5.022% 3/21/2030 (c)		940,000	966,476
NatWest Markets PLC 5.41% 5/17/2029 (c)		1,750,000	1,816,211
Santander UK Group Holdings PLC 1.673% 6/14/2027 (d)		1,065,000	1,042,321
Santander UK Group Holdings PLC 2.896% 3/15/2032 (d)		204,000	185,884
Santander UK Group Holdings PLC 4.858% 9/11/2030 (d)		9,595,000	9,719,150
Santander UK Group Holdings PLC 5.694% 4/15/2031 (d)		255,000	266,040
Santander UK Group Holdings PLC 6.534% 1/10/2029 (d)		200,000	209,505
Santander UK Group Holdings PLC 6.833% 11/21/2026 (d)		1,100,000	1,105,274
Standard Chartered Bank/New York 4.853% 12/3/2027		13,800,000	14,051,619
Standard Chartered PLC 1.456% 1/14/2027 (c)(d)		200,000	197,735
Standard Chartered PLC 3.864% 3/17/2033 (d)(e)	EUR	500,000	592,385
Standard Chartered PLC 5.005% 10/15/2030 (c)(d)		5,900,000	6,004,860
Standard Chartered PLC 5.688% 5/14/2028 (c)(d)		340,000	347,232
Standard Chartered PLC 5.905% 5/14/2035 (c)(d)		665,000	696,152
Standard Chartered PLC 6.187% 7/6/2027 (c)(d)		700,000	709,994
Standard Chartered PLC 6.301% 1/9/2029 (c)(d)		297,000	309,132
Standard Chartered PLC 7.767% 11/16/2028 (c)(d)		641,000	686,999
Virgin Money UK PLC 7.625% 8/23/2029 (d)(e)	GBP	900,000	1,311,669
			205,502,178
Capital Markets - 0.0%
Marex Group PLC 6.404% 11/4/2029		5,900,000	6,080,608
Consumer Finance - 0.0%
Motability Operations Group PLC 3.625% 1/22/2033 (e)	EUR	725,000	852,558
Financial Services - 0.0%
British Awys Pass Thru Tr 2018-1aa equipment trust certificate 3.8% 3/20/2033 (c)		11,889	11,611
LSEG US Finance Corp 4.875% 3/28/2027 (c)		300,000	303,135
Nationwide Building Society 2.972% 2/16/2028 (c)(d)		210,000	205,833
Nationwide Building Society 4% 7/30/2035 (d)(e)	EUR	300,000	356,047
Nationwide Building Society 5.127% 7/29/2029 (c)		297,000	306,368
Nationwide Building Society 6.557% 10/18/2027 (c)(d)		955,000	977,282
			2,160,276
Insurance - 0.0%
Admiral Group PLC 8.5% 1/6/2034 (e)	GBP	400,000	614,191
TOTAL FINANCIALS			215,209,811

Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Smith & Nephew PLC 5.15% 3/20/2027		250,000	253,482
Health Care Providers & Services - 0.0%
180 Medical Inc 3.875% 10/15/2029 (c)		390,000	374,065
TOTAL HEALTH CARE			627,547

Industrials - 0.0%
Aerospace & Defense - 0.0%
BAE Systems PLC 3.4% 4/15/2030 (c)		2,985,000	2,882,322
Rolls-Royce PLC 5.75% 10/15/2027 (c)		800,000	821,390
			3,703,712
Ground Transportation - 0.0%
Mobico Group PLC 4.875% 9/26/2031 (e)	EUR	750,000	755,400
Machinery - 0.0%
Weir Group Inc 5.35% 5/6/2030 (c)		5,300,000	5,411,854
Passenger Airlines - 0.0%
British Airways 2018-1 Class A Pass Through Trust equipment trust certificate 4.125% 3/20/2033 (c)		35,503	34,256
British Airways 2019-1 Class AA Pass Through Trust equipment trust certificate 3.3% 6/15/2034 (c)		11,982	11,257
British Airways 2019-1 Class AA Pass Through Trust equipment trust certificate 3.35% 12/15/2030 (c)		20,152	19,426
			64,939
Trading Companies & Distributors - 0.0%
Travis Perkins PLC 3.75% 2/17/2026 (e)	GBP	255,000	339,827
Transportation Infrastructure - 0.0%
Heathrow Funding Ltd 6% 3/5/2032 (e)	GBP	700,000	951,468
TOTAL INDUSTRIALS			11,227,200

Materials - 0.0%
Chemicals - 0.0%
INEOS Quattro Finance 2 Plc 9.625% 3/15/2029 (c)		350,000	350,813
Containers & Packaging - 0.0%
DS Smith PLC 2.875% 7/26/2029 (e)	GBP	1,700,000	2,133,758
TOTAL MATERIALS			2,484,571

Real Estate - 0.0%
Office REITs - 0.0%
Great Portland Estates PLC 5.375% 9/25/2031 (e)	GBP	300,000	403,636
Real Estate Management & Development - 0.0%
Titanium Ruth Holdco Ltd 0.95% 6/2/2026 (e)	EUR	780,000	901,862
TOTAL REAL ESTATE			1,305,498

Utilities - 0.0%
Electric Utilities - 0.0%
London Power Networks PLC 3.837% 6/11/2037 (e)	EUR	425,000	497,954
NGG Finance PLC 2.125% 9/5/2082 (d)(e)	EUR	1,050,000	1,203,688
Scottish Hydro Electric Transmission PLC 3.375% 9/4/2032 (e)	EUR	1,340,000	1,570,416
Yorkshire Power Finance Ltd 7.25% 8/4/2028	GBP	4,419,000	6,328,515
			9,600,573
Independent Power and Renewable Electricity Producers - 0.0%
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375% 2/15/2032 (c)		505,000	512,220
ContourGlobal Power Holdings SA 6.75% 2/28/2030 (c)		200,000	206,500
			718,720
Water Utilities - 0.0%
Anglian Water Services Financing PLC 5.875% 6/20/2031 (e)	GBP	565,000	779,194
Anglian Water Services Financing PLC 6.25% 9/12/2044 (e)	GBP	250,000	316,784
Anglian Water Services Financing PLC 6.293% 7/30/2030 (e)	GBP	550,000	770,351
Severn Trent Utilities Finance PLC 3.875% 8/4/2035 (e)	EUR	775,000	906,367
Severn Trent Utilities Finance PLC 4% 3/5/2034 (e)	EUR	750,000	897,943
Severn Trent Utilities Finance PLC 4.625% 11/30/2034 (e)	GBP	210,000	264,333
South West Water Finance PLC 5.75% 12/11/2032 (e)	GBP	125,000	171,482
SW Finance I PLC 6.875% 8/7/2032 (e)	GBP	300,000	408,800
SW Finance I PLC 7.375% 12/12/2041 (e)	GBP	340,000	452,340
Thames Water Super Senior Issuer PLC 9.75% 10/10/2027 (c)	GBP	25,523	38,289
Thames Water Super Senior Issuer PLC 9.75% 10/10/2027 (c)	GBP	17,021	25,442
Thames Water Super Senior Issuer PLC 9.75% 10/10/2027 (c)	GBP	15,502	23,155
Thames Water Super Senior Issuer PLC 9.75% 10/10/2027 (c)	GBP	7,226	10,836
Thames Water Utilities Finance PLC 4.375% 1/18/2033 (e)	EUR	400,000	318,189
Thames Water Utilities Finance PLC 6.5% 2/9/2034	GBP	200,000	185,364
Thames Water Utilities Ltd 0% 3/22/2027 (c)(i)	GBP	4,026	4,583
United Utilities Water Finance PLC 3.5% 2/27/2033 (e)	EUR	450,000	523,069
United Utilities Water Finance PLC 3.75% 5/23/2034 (e)	EUR	730,000	854,209
Wessex Water Services Finance PLC 6.125% 9/19/2034 (e)	GBP	475,000	642,193
Yorkshire Water Finance PLC 6% 7/22/2033 (e)	GBP	475,000	638,189
Yorkshire Water Finance PLC 6.375% 11/18/2034 (e)	GBP	860,000	1,180,087
			9,411,199
TOTAL UTILITIES			19,730,492

TOTAL UNITED KINGDOM			326,343,376
UNITED STATES - 10.6%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.2%
AT&T Inc 1.65% 2/1/2028		3,563,000	3,362,087
AT&T Inc 2.55% 12/1/2033		5,588,000	4,703,426
AT&T Inc 3.5% 6/1/2041		5,306,000	4,153,980
AT&T Inc 3.5% 9/15/2053		3,282,000	2,197,206
AT&T Inc 3.55% 9/15/2055		2,735,000	1,818,637
AT&T Inc 3.65% 6/1/2051		50,000	34,992
AT&T Inc 3.65% 9/15/2059		7,497,000	4,962,836
AT&T Inc 3.8% 12/1/2057		3,545,000	2,439,455
AT&T Inc 3.85% 6/1/2060		650,000	446,281
AT&T Inc 4.3% 2/15/2030		3,709,000	3,714,689
AT&T Inc 4.5% 5/15/2035		1,980,000	1,894,406
AT&T Inc 4.75% 5/15/2046		5,130,000	4,466,569
AT&T Inc 6.05% 8/15/2056		1,271,000	1,277,921
Cablevision Lightpath LLC 3.875% 9/15/2027 (c)		195,000	192,381
Cablevision Lightpath LLC 5.625% 9/15/2028 (c)		75,000	74,323
Consolidated Communications Inc 6.5% 10/1/2028 (c)		540,000	548,979
Embarq LLC 7.995% 6/1/2036		119,000	56,472
Frontier Communications Holdings LLC 5% 5/1/2028 (c)		4,196,000	4,185,100
Frontier Communications Holdings LLC 5.875% 10/15/2027 (c)		347,000	346,901
Frontier Communications Holdings LLC 5.875% 11/1/2029		3,597,720	3,629,074
Frontier Communications Holdings LLC 6.75% 5/1/2029 (c)		100,000	100,972
Frontier Communications Holdings LLC 8.625% 3/15/2031 (c)		1,320,000	1,401,257
Level 3 Financing Inc 10% 10/15/2032 (c)		1,450,000	1,455,437
Level 3 Financing Inc 10.75% 12/15/2030 (c)		1,704,533	1,923,958
Level 3 Financing Inc 4.5% 4/1/2030 (c)		1,725,000	1,548,187
Level 3 Financing Inc 6.875% 6/30/2033 (c)		1,660,000	1,674,899
Level 3 Financing Inc 7% 3/31/2034 (c)		2,256,000	2,271,323
Lumen Technologies Inc 4.125% 4/15/2030 (c)		284,408	278,720
Lumen Technologies Inc 4.125% 4/15/2030 (c)		177,467	173,918
Sprint Capital Corp 6.875% 11/15/2028		304,000	327,034
Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC 5.152% 9/20/2029 (c)		6,960,250	7,008,751
Verizon Communications Inc 1.5% 9/18/2030		1,029,000	897,051
Verizon Communications Inc 2.1% 3/22/2028		3,600,000	3,427,699
Verizon Communications Inc 2.355% 3/15/2032		5,980,000	5,191,379
Verizon Communications Inc 2.65% 11/20/2040		1,515,000	1,073,894
Verizon Communications Inc 3.15% 3/22/2030		175,000	167,039
Verizon Communications Inc 3.4% 3/22/2041		85,000	65,842
Verizon Communications Inc 4.4% 11/1/2034		9,000	8,595
Verizon Communications Inc 4.78% 2/15/2035		779,000	759,582
Verizon Communications Inc 5.401% 7/2/2037 (c)		3,105,000	3,118,231
Zayo Group Holdings Inc 4% 3/1/2027 (c)		890,000	860,945
			78,240,428
Entertainment - 0.0%
Cinemark USA Inc 5.25% 7/15/2028 (c)		184,000	182,872
Live Nation Entertainment Inc 4.75% 10/15/2027 (c)		532,000	527,571
Live Nation Entertainment Inc 5.625% 3/15/2026 (c)		49,000	49,000
Live Nation Entertainment Inc 6.5% 5/15/2027 (c)		403,000	407,227
Netflix Inc 5.375% 11/15/2029 (c)		518,000	542,716
ROBLOX Corp 3.875% 5/1/2030 (c)		280,000	266,213
Take-Two Interactive Software Inc 3.7% 4/14/2027		180,000	178,687
Take-Two Interactive Software Inc 5.4% 6/12/2029		209,000	216,925
Take-Two Interactive Software Inc 5.6% 6/12/2034		836,000	867,844
Walt Disney Co/The 3.6% 1/13/2051		800,000	587,166
			3,826,221
Interactive Media & Services - 0.0%
Alphabet Inc 3.375% 5/6/2037	EUR	160,000	183,127
Alphabet Inc 3.875% 5/6/2045	EUR	200,000	226,925
Alphabet Inc 4% 5/6/2054	EUR	100,000	111,821
Meta Platforms Inc 4.65% 8/15/2062		2,230,000	1,857,576
Meta Platforms Inc 4.75% 8/15/2034		4,000,000	4,020,246
Meta Platforms Inc 5.4% 8/15/2054		860,000	824,983
Meta Platforms Inc 5.6% 5/15/2053		2,633,000	2,602,825
Snap Inc 6.875% 3/1/2033 (c)		580,000	586,029
Snap Inc 6.875% 3/15/2034 (c)		190,000	190,496
			10,604,028
Media - 0.3%
AMC Networks Inc 10.25% 1/15/2029 (c)		100,000	104,090
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 1/15/2034 (c)		486,000	421,983
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 2/1/2031 (c)		1,465,000	1,351,337
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 5/1/2032		3,002,000	2,745,196
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 8/15/2030 (c)		1,114,000	1,054,469
CCO Holdings LLC / CCO Holdings Capital Corp 4.75% 2/1/2032 (c)		1,095,000	1,015,752
CCO Holdings LLC / CCO Holdings Capital Corp 4.75% 3/1/2030 (c)		2,305,000	2,215,262
CCO Holdings LLC / CCO Holdings Capital Corp 5% 2/1/2028 (c)		260,000	257,882
CCO Holdings LLC / CCO Holdings Capital Corp 5.125% 5/1/2027 (c)		200,000	198,992
Charter Communications Operating LLC / Charter Communications Operating Capital 2.25% 1/15/2029		5,888,000	5,478,114
Charter Communications Operating LLC / Charter Communications Operating Capital 2.3% 2/1/2032		1,788,000	1,514,893
Charter Communications Operating LLC / Charter Communications Operating Capital 2.8% 4/1/2031		625,000	562,382
Charter Communications Operating LLC / Charter Communications Operating Capital 3.5% 3/1/2042		458,000	325,130
Charter Communications Operating LLC / Charter Communications Operating Capital 3.5% 6/1/2041		8,794,000	6,321,753
Charter Communications Operating LLC / Charter Communications Operating Capital 3.7% 4/1/2051		712,000	458,520
Charter Communications Operating LLC / Charter Communications Operating Capital 3.85% 4/1/2061		515,000	314,274
Charter Communications Operating LLC / Charter Communications Operating Capital 3.9% 6/1/2052		1,255,000	831,668
Charter Communications Operating LLC / Charter Communications Operating Capital 3.95% 6/30/2062		2,082,000	1,295,157
Charter Communications Operating LLC / Charter Communications Operating Capital 4.4% 12/1/2061		916,000	622,005
Charter Communications Operating LLC / Charter Communications Operating Capital 4.8% 3/1/2050		488,000	377,563
Charter Communications Operating LLC / Charter Communications Operating Capital 5.05% 3/30/2029		1,400,000	1,421,896
Charter Communications Operating LLC / Charter Communications Operating Capital 5.25% 4/1/2053		1,076,000	879,499
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047		26,133,000	22,207,105
Charter Communications Operating LLC / Charter Communications Operating Capital 5.75% 4/1/2048		895,000	797,641
Charter Communications Operating LLC / Charter Communications Operating Capital 5.85% 12/1/2035 (f)		90,000	90,158
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029		4,171,000	4,384,263
Charter Communications Operating LLC / Charter Communications Operating Capital 6.384% 10/23/2035		392,000	408,472
Charter Communications Operating LLC / Charter Communications Operating Capital 6.484% 10/23/2045		2,825,000	2,747,793
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034		5,679,000	6,024,227
Charter Communications Operating LLC / Charter Communications Operating Capital 6.65% 2/1/2034		852,000	908,786
Clear Channel Outdoor Holdings Inc 7.875% 4/1/2030 (c)		100,000	104,167
Comcast Corp 1.95% 1/15/2031		119,000	105,451
Comcast Corp 2.8% 1/15/2051		1,480,000	877,298
Comcast Corp 2.887% 11/1/2051		1,104,000	660,970
Comcast Corp 2.937% 11/1/2056		2,015,000	1,160,138
Comcast Corp 2.987% 11/1/2063		1,661,000	923,851
Comcast Corp 3.45% 2/1/2050		123,000	83,661
Comcast Corp 3.75% 4/1/2040		4,161,000	3,456,508
Comcast Corp 3.9% 3/1/2038		435,000	378,734
Comcast Corp 3.969% 11/1/2047		32,000	24,478
Comcast Corp 3.999% 11/1/2049		3,000	2,259
Comcast Corp 4% 3/1/2048		150,000	114,769
Comcast Corp 4.25% 10/15/2030		435,000	435,627
Comcast Corp 4.4% 8/15/2035		112,000	106,649
Comcast Corp 4.65% 2/15/2033		81,000	81,013
Comcast Corp 5.3% 6/1/2034		240,000	247,040
Comcast Corp 5.35% 5/15/2053		2,467,000	2,263,205
Cox Communications Inc 5.45% 9/15/2028 (c)		7,220,000	7,452,796
Cox Enterprises Inc 7.375% 7/15/2027 (c)		1,945,000	2,040,888
CSC Holdings LLC 11.75% 1/31/2029 (c)		1,684,000	1,544,629
CSC Holdings LLC 5.375% 2/1/2028 (c)		399,000	366,173
CSC Holdings LLC 5.75% 1/15/2030 (c)		683,000	320,928
CSC Holdings LLC 6.5% 2/1/2029 (c)		2,976,000	2,345,499
Directv Financing LLC / Directv Financing Co-Obligor Inc 10% 2/15/2031 (c)		100,000	99,412
Directv Financing LLC / Directv Financing Co-Obligor Inc 5.875% 8/15/2027 (c)		310,000	308,450
Discovery Communications LLC 3.95% 3/20/2028		2,128,000	2,056,967
DISH DBS Corp 5.125% 6/1/2029		1,100,000	908,051
DISH DBS Corp 5.25% 12/1/2026 (c)		526,000	510,240
DISH DBS Corp 5.75% 12/1/2028 (c)		53,000	49,873
DISH DBS Corp 7.375% 7/1/2028		475,000	429,875
DISH DBS Corp 7.75% 7/1/2026		550,000	534,875
DISH Network Corp 11.75% 11/15/2027 (c)		5,358,000	5,664,845
Dotdash Meredith Inc 7.625% 6/15/2032 (c)		130,000	127,361
EchoStar Corp 10.75% 11/30/2029		2,154,600	2,318,888
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (d)		505,000	498,218
Gray Media Inc 10.5% 7/15/2029 (c)		285,000	310,209
Gray Media Inc 4.75% 10/15/2030 (c)		61,000	45,784
Gray Media Inc 5.375% 11/15/2031 (c)		63,000	46,448
Gray Media Inc 7.25% 8/15/2033 (c)		200,000	197,033
Gray Media Inc 9.625% 7/15/2032 (c)		100,000	100,511
iHeartCommunications Inc 10.875% 5/1/2030 (c)		133,088	78,737
iHeartCommunications Inc 7.75% 8/15/2030 (c)		113,030	89,684
iHeartCommunications Inc 9.125% 5/1/2029 (c)		465,193	398,572
Lamar Media Corp 3.75% 2/15/2028		27,000	26,252
Lamar Media Corp 4% 2/15/2030		157,000	149,251
Lamar Media Corp 4.875% 1/15/2029		195,000	192,372
Nexstar Media Inc 4.75% 11/1/2028 (c)		196,000	192,396
Nexstar Media Inc 5.625% 7/15/2027 (c)		984,000	982,934
Outfront Media Capital LLC / Outfront Media Capital Corp 4.25% 1/15/2029 (c)		255,000	245,078
Outfront Media Capital LLC / Outfront Media Capital Corp 7.375% 2/15/2031 (c)		70,000	73,866
Paramount Global 2.9% 1/15/2027		1,157,000	1,131,615
Paramount Global 3.375% 2/15/2028		190,000	185,362
Paramount Global 3.7% 10/4/2026		273,000	267,534
Paramount Global 4.6% 1/15/2045		676,000	520,518
Paramount Global 4.9% 8/15/2044		43,000	34,434
Paramount Global 5.25% 4/1/2044		54,000	43,937
Paramount Global 5.85% 9/1/2043		189,000	170,043
Paramount Global 6.25% 2/28/2057 (d)		200,000	194,689
Scripps Escrow II Inc 3.875% 1/15/2029 (c)		472,000	418,071
Sinclair Television Group Inc 4.375% 12/31/2032 (c)		163,000	115,622
Sinclair Television Group Inc 8.125% 2/15/2033 (c)		70,000	71,715
Sirius XM Radio LLC 4% 7/15/2028 (c)		683,000	659,152
Sirius XM Radio LLC 4.125% 7/1/2030 (c)		645,000	599,725
Sirius XM Radio LLC 5% 8/1/2027 (c)		450,000	447,968
Sirius XM Radio LLC 5.5% 7/1/2029 (c)		688,000	687,018
Stagwell Global LLC 5.625% 8/15/2029 (c)		340,000	327,935
TEGNA Inc 4.625% 3/15/2028		256,000	253,878
TEGNA Inc 5% 9/15/2029		545,000	545,566
Time Warner Cable LLC 5.5% 9/1/2041		5,200,000	4,698,485
Time Warner Cable LLC 5.875% 11/15/2040		930,000	888,574
Time Warner Cable LLC 6.55% 5/1/2037		8,522,000	8,827,499
Time Warner Cable LLC 7.3% 7/1/2038		6,393,000	6,962,393
Univision Communications Inc 7.375% 6/30/2030 (c)		295,000	296,611
Univision Communications Inc 8% 8/15/2028 (c)		1,610,000	1,671,062
Univision Communications Inc 8.5% 7/31/2031 (c)		425,000	437,946
Univision Communications Inc 9.375% 8/1/2032 (c)		225,000	236,946
Warnermedia Holdings Inc 3.755% 3/15/2027		6,515,000	6,417,275
Warnermedia Holdings Inc 4.279% 3/15/2032		954,000	823,302
Warnermedia Holdings Inc 4.693% 5/17/2033	EUR	271,000	281,967
Warnermedia Holdings Inc 5.05% 3/15/2042		1,043,000	702,721
Warnermedia Holdings Inc 5.141% 3/15/2052		285,000	177,358
			148,166,096
Wireless Telecommunication Services - 0.1%
T-Mobile USA Inc 2.25% 11/15/2031		410,000	358,734
T-Mobile USA Inc 2.625% 4/15/2026		3,800,000	3,756,788
T-Mobile USA Inc 2.7% 3/15/2032		835,000	739,736
T-Mobile USA Inc 3% 2/15/2041		3,650,000	2,666,742
T-Mobile USA Inc 3.375% 4/15/2029		2,445,000	2,367,488
T-Mobile USA Inc 3.4% 10/15/2052		520,000	343,861
T-Mobile USA Inc 3.6% 11/15/2060		1,258,000	821,740
T-Mobile USA Inc 3.875% 4/15/2030		21,716,000	21,270,644
T-Mobile USA Inc 4.7% 1/15/2035		2,510,000	2,433,147
T-Mobile USA Inc 4.85% 1/15/2029		600,000	612,106
T-Mobile USA Inc 5.05% 7/15/2033		315,000	318,231
T-Mobile USA Inc 5.125% 5/15/2032		1,945,000	1,992,864
T-Mobile USA Inc 5.2% 1/15/2033		1,086,000	1,105,673
T-Mobile USA Inc 5.75% 1/15/2054		650,000	629,056
T-Mobile USA Inc 5.8% 9/15/2062		464,000	450,601
T-Mobile USA Inc 6.7% 12/15/2033		202,000	223,398
			40,090,809
TOTAL COMMUNICATION SERVICES			280,927,582

Consumer Discretionary - 0.5%
Automobile Components - 0.0%
Adient Global Holdings Ltd 7% 4/15/2028 (c)		493,000	507,031
Adient Global Holdings Ltd 7.5% 2/15/2033 (c)		120,000	124,973
American Axle & Manufacturing Inc 5% 10/1/2029		260,000	245,483
American Axle & Manufacturing Inc 6.5% 4/1/2027		59,000	59,275
American Axle & Manufacturing Inc 6.875% 7/1/2028		346,000	346,139
Aptiv Swiss Holdings Ltd 4.65% 9/13/2029		1,410,000	1,415,689
Aptiv Swiss Holdings Ltd 5.15% 9/13/2034		225,000	220,079
Aptiv Swiss Holdings Ltd 6.875% 12/15/2054 (d)		245,000	247,623
Clarios Global LP / Clarios US Finance Co 6.75% 2/15/2030 (c)		200,000	207,244
Clarios Global LP / Clarios US Finance Co 6.75% 5/15/2028 (c)		205,000	209,576
Cooper-Standard Automotive Inc 13.5% 3/31/2027 pay-in-kind (c)(d)		202,568	212,168
Cooper-Standard Automotive Inc 5.625% 5/15/2027 pay-in-kind (c)(d)		143,968	132,450
Dana Inc 5.625% 6/15/2028		637,000	636,642
EquipmentShare.com Inc 8.625% 5/15/2032 (c)		285,000	306,976
EquipmentShare.com Inc 9% 5/15/2028 (c)		100,000	105,910
Goodyear Tire & Rubber Co/The 5% 7/15/2029		340,000	329,658
Goodyear Tire & Rubber Co/The 5.25% 4/30/2031		482,000	457,562
Goodyear Tire & Rubber Co/The 5.25% 7/15/2031		117,000	111,107
Goodyear Tire & Rubber Co/The 5.625% 4/30/2033		100,000	94,029
Hertz Corp/The 4.625% 12/1/2026 (c)		372,000	344,818
Patrick Industries Inc 6.375% 11/1/2032 (c)		250,000	253,601
Phinia Inc 6.75% 4/15/2029 (c)		540,000	557,416
Tenneco Inc 8% 11/17/2028 (c)		3,475,000	3,474,926
			10,600,375
Automobiles - 0.1%
American Honda Finance Corp U.S. SOFR Index + 0.73%, 5.0837% 8/13/2027 (b)(d)		10,100,000	10,116,342
Ford Motor Co 3.25% 2/12/2032		1,945,000	1,667,440
Ford Motor Co 4.75% 1/15/2043		340,000	263,212
Ford Motor Co 9.625% 4/22/2030		481,000	559,844
General Motors Co 5.35% 4/15/2028		3,190,000	3,261,795
General Motors Co 5.95% 4/1/2049		10,000	9,403
General Motors Co 6.25% 10/2/2043		525,000	518,679
General Motors Co 6.6% 4/1/2036		775,000	822,362
General Motors Co 6.75% 4/1/2046		465,000	481,496
General Motors Financial Co Inc 2.4% 10/15/2028		2,200,000	2,072,512
General Motors Financial Co Inc 2.4% 4/10/2028		1,895,000	1,804,519
General Motors Financial Co Inc 5.05% 4/4/2028		4,804,000	4,883,390
General Motors Financial Co Inc 5.4% 5/8/2027		795,000	808,303
General Motors Financial Co Inc 5.45% 9/6/2034		275,000	272,337
General Motors Financial Co Inc 5.85% 4/6/2030		2,471,000	2,582,627
General Motors Financial Co Inc 5.9% 1/7/2035		355,000	360,509
General Motors Financial Co Inc 5.95% 4/4/2034		275,000	281,870
Hyundai Capital America 1.5% 6/15/2026 (c)		367,000	358,922
Hyundai Capital America 2.375% 10/15/2027 (c)		32,000	30,712
Hyundai Capital America 3% 2/10/2027 (c)		252,000	247,180
Hyundai Capital America 4.55% 9/26/2029 (c)		2,700,000	2,701,490
Hyundai Capital America 4.875% 11/1/2027 (c)		4,610,000	4,657,473
Hyundai Capital America 5.4% 6/23/2032 (c)		3,340,000	3,431,554
Hyundai Capital America U.S. SOFR Index + 1.04%, 5.3984% 3/19/2027 (b)(c)(d)		250,000	251,145
Hyundai Capital America U.S. SOFR Index + 1.04%, 5.3998% 6/24/2027 (b)(c)(d)		3,300,000	3,311,451
Nissan Motor Acceptance Co LLC 2.45% 9/15/2028 (c)		20,000	18,171
Nissan Motor Acceptance Co LLC 5.55% 9/13/2029 (c)		40,000	39,469
Nissan Motor Acceptance Co LLC 7.05% 9/15/2028 (c)		200,000	206,924
Nissan Motor Acceptance Co LLC U.S. SOFR Averages Index + 2.05%, 6.4058% 9/13/2027 (b)(c)(d)		8,800,000	8,730,569
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC 10% 1/15/2031 (c)		125,000	118,110
Stellantis Finance US Inc 5.75% 3/18/2030 (c)		900,000	911,172
Thor Industries Inc 4% 10/15/2029 (c)		270,000	254,958
			56,035,940
Broadline Retail - 0.0%
Amazon.com Inc 2.5% 6/3/2050		250,000	148,813
Kohl's Corp 5.125% 5/1/2031		100,000	78,681
Macy's Retail Holdings LLC 7.375% 8/1/2033 (c)		175,000	179,687
Match Group Holdings II LLC 3.625% 10/1/2031 (c)		200,000	180,521
Match Group Holdings II LLC 4.125% 8/1/2030 (c)		110,000	103,576
Match Group Holdings II LLC 4.625% 6/1/2028 (c)		100,000	98,482
Nordstrom Inc 4.375% 4/1/2030		418,000	384,950
Shutterfly Finance LLC 8.5% 10/1/2027 pay-in-kind (c)(d)		41,774	39,163
Shutterfly Finance LLC 9.75% 10/1/2027 (c)		4,660	4,707
Wayfair LLC 7.25% 10/31/2029 (c)		515,000	525,109
Wayfair LLC 7.75% 9/15/2030 (c)		645,000	666,384
			2,410,073
Distributors - 0.0%
American Builders & Contractors Supply Co Inc 3.875% 11/15/2029 (c)		70,000	66,395
American Builders & Contractors Supply Co Inc 4% 1/15/2028 (c)		262,000	256,313
Genuine Parts Co 4.95% 8/15/2029		2,450,000	2,500,987
			2,823,695
Diversified Consumer Services - 0.0%
Adtalem Global Education Inc 5.5% 3/1/2028 (c)		445,000	443,132
California Institute of Technology 3.65% 9/1/2119		535,000	336,720
ERAC USA Finance LLC 3.3% 12/1/2026 (c)(Ab)		8,865,000	8,766,366
Grand Canyon University 5.125% 10/1/2028		280,000	275,083
Massachusetts Institute of Technology 2.989% 7/1/2050		865,000	574,809
Massachusetts Institute of Technology 3.959% 7/1/2038		2,125,000	1,937,952
Massachusetts Institute of Technology 5.6% 7/1/2111		400,000	390,648
President and Fellows of Harvard College 3.15% 7/15/2046		315,000	226,513
President and Fellows of Harvard College 3.3% 7/15/2056		190,000	129,031
Service Corp International/US 3.375% 8/15/2030		100,000	92,401
Service Corp International/US 4% 5/15/2031		255,000	239,742
Service Corp International/US 5.125% 6/1/2029		565,000	560,751
Service Corp International/US 5.75% 10/15/2032		895,000	903,894
Sotheby's 7.375% 10/15/2027 (c)		455,000	449,992
Trustees of the University of Pennsylvania/The 2.396% 10/1/2050		495,000	285,182
Trustees of the University of Pennsylvania/The 3.61% 2/15/2119		285,000	178,983
University of Southern California 3.841% 10/1/2047		815,000	639,537
University of Southern California 4.976% 10/1/2053		572,000	522,856
WASH Multifamily Acquisition Inc 5.75% 4/15/2026 (c)		25,000	24,986
Washington University/The 3.524% 4/15/2054		2,930,000	2,087,213
Washington University/The 4.349% 4/15/2122		2,340,000	1,751,281
Yale University 2.402% 4/15/2050		2,140,000	1,258,396
			22,075,468
Hotels, Restaurants & Leisure - 0.3%
Acushnet Co 7.375% 10/15/2028 (c)		325,000	339,698
Aramark Services Inc 5% 2/1/2028 (c)		1,490,000	1,479,053
BCPE Flavor Debt Merger Sub LLC and BCPE Flavor Issuer Inc 9.5% 7/1/2032 (c)		305,000	316,310
Boyd Gaming Corp 4.75% 12/1/2027		165,000	163,501
Boyne USA Inc 4.75% 5/15/2029 (c)		325,000	319,067
Brightstar Lottery PLC 6.25% 1/15/2027 (c)		200,000	202,007
Brinker International Inc 8.25% 7/15/2030 (c)		1,475,000	1,568,410
Caesars Entertainment Inc 4.625% 10/15/2029 (c)		950,000	905,865
Caesars Entertainment Inc 6% 10/15/2032 (c)		140,000	137,263
Caesars Entertainment Inc 6.5% 2/15/2032 (c)		1,244,000	1,275,329
Caesars Entertainment Inc 7% 2/15/2030 (c)		2,625,000	2,714,560
Carnival Corp 4% 8/1/2028 (c)		675,000	662,945
Carnival Corp 5.75% 3/15/2030 (c)		850,000	871,381
Carnival Corp 5.75% 8/1/2032 (c)		2,325,000	2,365,688
Carnival Corp 5.875% 6/15/2031 (c)		865,000	886,750
Carnival Corp 6% 5/1/2029 (c)		295,000	298,824
Carnival Corp 6.125% 2/15/2033 (c)		545,000	559,655
CCM Merger Inc 6.375% 5/1/2026 (c)		420,000	420,401
Churchill Downs Inc 4.75% 1/15/2028 (c)		170,000	168,164
Churchill Downs Inc 5.5% 4/1/2027 (c)		305,000	304,278
Churchill Downs Inc 6.75% 5/1/2031 (c)		155,000	159,305
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 4.625% 1/15/2029 (c)		725,000	693,065
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 6.75% 1/15/2030 (c)		490,000	460,820
Hilton Domestic Operating Co Inc 3.625% 2/15/2032 (c)		457,000	417,135
Hilton Domestic Operating Co Inc 3.75% 5/1/2029 (c)		355,000	340,460
Hilton Domestic Operating Co Inc 4% 5/1/2031 (c)		886,000	834,646
Hilton Domestic Operating Co Inc 4.875% 1/15/2030		63,000	62,826
Hilton Domestic Operating Co Inc 5.75% 5/1/2028 (c)		25,000	25,045
Hilton Domestic Operating Co Inc 5.75% 9/15/2033 (c)		150,000	151,238
Hilton Domestic Operating Co Inc 5.875% 3/15/2033 (c)		910,000	928,685
Hilton Domestic Operating Co Inc 5.875% 4/1/2029 (c)		345,000	351,315
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 5% 6/1/2029 (c)		130,000	125,733
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 6.625% 1/15/2032 (c)		275,000	280,610
Hyatt Hotels Corp 5.05% 3/30/2028		5,900,000	5,998,513
Hyatt Hotels Corp 5.25% 6/30/2029		1,900,000	1,950,082
Hyatt Hotels Corp 5.75% 1/30/2027		1,245,000	1,267,565
Jacobs Entertainment Inc 6.75% 2/15/2029 (c)		775,000	747,621
Las Vegas Sands Corp 5.625% 6/15/2028		1,760,000	1,801,891
Las Vegas Sands Corp 5.9% 6/1/2027		1,000,000	1,019,630
Las Vegas Sands Corp 6% 8/15/2029		2,860,000	2,970,379
Life Time Inc 6% 11/15/2031 (c)		285,000	288,031
Light & Wonder International Inc 7.5% 9/1/2031 (c)		100,000	104,387
Marriott International Inc/MD 3.125% 6/15/2026		1,390,000	1,376,767
Marriott International Inc/MD 4.8% 3/15/2030		3,400,000	3,455,394
Marriott International Inc/MD 4.9% 4/15/2029		925,000	943,108
Marriott International Inc/MD 5.5% 4/15/2037		3,410,000	3,422,141
McDonald's Corp 3.5% 5/21/2032 (e)	EUR	675,000	795,706
McDonald's Corp 3.625% 9/1/2049		500,000	363,180
McDonald's Corp 4.7% 12/9/2035		2,880,000	2,835,699
McDonald's Corp 4.95% 3/3/2035		1,575,000	1,585,482
McDonald's Corp 5.15% 9/9/2052		489,000	449,606
MGM Resorts International 4.625% 9/1/2026		620,000	615,910
MGM Resorts International 5.5% 4/15/2027		2,225,000	2,237,675
MGM Resorts International 6.125% 9/15/2029		380,000	388,206
MGM Resorts International 6.5% 4/15/2032		1,825,000	1,872,908
Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC 11.875% 4/15/2031 (c)		100,000	105,344
NCL Corp Ltd 5.875% 2/15/2027 (c)		100,000	100,210
NCL Corp Ltd 5.875% 3/15/2026 (c)		750,000	751,779
NCL Corp Ltd 6.75% 2/1/2032 (c)		605,000	623,944
Neogen Food Safety Corp 8.625% 7/20/2030 (c)		120,000	125,693
Papa John's International Inc 3.875% 9/15/2029 (c)		340,000	326,396
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp 5.875% 9/1/2031 (c)		900,000	522,000
Royal Caribbean Cruises Ltd 3.7% 3/15/2028		189,000	185,188
Royal Caribbean Cruises Ltd 5.5% 4/1/2028 (c)		25,000	25,446
Royal Caribbean Cruises Ltd 5.5% 8/31/2026 (c)		1,050,000	1,054,187
Royal Caribbean Cruises Ltd 5.625% 9/30/2031 (c)		1,230,000	1,249,654
Royal Caribbean Cruises Ltd 6% 2/1/2033 (c)		770,000	789,998
Royal Caribbean Cruises Ltd 6.25% 3/15/2032 (c)		375,000	387,030
Six Flags Entertainment Corp / Canada's Wonderland Co / Magnum Management Corp 5.25% 7/15/2029		271,000	262,389
Six Flags Entertainment Corp / Canada's Wonderland Co / Magnum Management Corp 6.5% 10/1/2028		160,000	160,946
Six Flags Entertainment Corp /Six Flags Theme Parks Inc/ Canada's Wonderland Co 6.625% 5/1/2032 (c)		120,000	121,950
Six Flags Entertainment Corp 5.5% 4/15/2027 (c)		182,000	181,515
Six Flags Entertainment Corp 7.25% 5/15/2031 (c)		260,000	261,246
Station Casinos LLC 4.5% 2/15/2028 (c)		397,000	391,295
Vail Resorts Inc 6.5% 5/15/2032 (c)		450,000	466,106
Viking Cruises Ltd 5.875% 9/15/2027 (c)		1,300,000	1,298,273
VOC Escrow Ltd 5% 2/15/2028 (c)		1,400,000	1,391,910
Voyager Parent LLC 9.25% 7/1/2032 (c)		1,633,000	1,723,422
Wyndham Hotels & Resorts Inc 4.375% 8/15/2028 (c)		255,000	248,960
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 5.125% 10/1/2029 (c)		830,000	828,414
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 6.25% 3/15/2033 (c)		265,000	268,260
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 7.125% 2/15/2031 (c)		1,110,000	1,194,823
Yum! Brands Inc 3.625% 3/15/2031		490,000	454,674
Yum! Brands Inc 4.625% 1/31/2032		520,000	502,646
Yum! Brands Inc 5.375% 4/1/2032		100,000	100,598
			73,384,209
Household Durables - 0.0%
Century Communities Inc 3.875% 8/15/2029 (c)		235,000	218,903
Century Communities Inc 6.75% 6/1/2027		250,000	250,506
LGI Homes Inc 7% 11/15/2032 (c)		365,000	355,968
LGI Homes Inc 8.75% 12/15/2028 (c)		95,000	99,510
Newell Brands Inc 6.375% 5/15/2030		805,000	794,414
Newell Brands Inc 6.625% 5/15/2032		345,000	336,967
Newell Brands Inc 6.625% 9/15/2029		296,000	297,439
Newell Brands Inc 6.875% 4/1/2036 (g)		271,000	264,813
Newell Brands Inc 8.5% 6/1/2028 (c)		465,000	490,912
Somnigroup International Inc 3.875% 10/15/2031 (c)		135,000	123,504
Somnigroup International Inc 4% 4/15/2029 (c)		941,000	904,510
SWF Holdings I Corp 6.5% 10/1/2029 (c)		850,000	340,000
Toll Brothers Finance Corp 4.875% 3/15/2027		6,350,000	6,393,182
TopBuild Corp 4.125% 2/15/2032 (c)		530,000	493,963
Whirlpool Corp 6.125% 6/15/2030		315,000	318,502
Whirlpool Corp 6.5% 6/15/2033		300,000	302,096
			11,985,189
Specialty Retail - 0.1%
Asbury Automotive Group Inc 4.5% 3/1/2028		108,000	106,726
Asbury Automotive Group Inc 4.625% 11/15/2029 (c)		385,000	373,908
Asbury Automotive Group Inc 4.75% 3/1/2030		36,000	35,160
Asbury Automotive Group Inc 5% 2/15/2032 (c)		215,000	206,699
AutoNation Inc 4.75% 6/1/2030		953,000	956,391
AutoZone Inc 1.65% 1/15/2031		505,000	437,475
AutoZone Inc 3.75% 4/18/2029		1,400,000	1,377,352
AutoZone Inc 4% 4/15/2030		7,024,000	6,929,827
AutoZone Inc 6.25% 11/1/2028		440,000	467,302
Bath & Body Works Inc 6.625% 10/1/2030 (c)		305,000	313,110
Bath & Body Works Inc 6.75% 7/1/2036		200,000	203,466
Bath & Body Works Inc 6.875% 11/1/2035		297,000	309,328
Bath & Body Works Inc 7.5% 6/15/2029		552,000	566,881
Carvana Co 9% 12/1/2028 pay-in-kind (c)(d)		709,019	725,163
Carvana Co 9% 6/1/2030 pay-in-kind (c)(d)		2,875,000	3,007,377
Carvana Co 9% 6/1/2031 pay-in-kind (c)(d)		1,391,000	1,578,212
Gap Inc/The 3.625% 10/1/2029 (c)		353,000	331,063
Gap Inc/The 3.875% 10/1/2031 (c)		1,225,000	1,104,116
Group 1 Automotive Inc 4% 8/15/2028 (c)		135,000	130,992
Group 1 Automotive Inc 6.375% 1/15/2030 (c)		370,000	379,108
Home Depot Inc/The 1.875% 9/15/2031		178,000	155,054
Home Depot Inc/The 3.5% 9/15/2056		152,000	104,595
Home Depot Inc/The 3.625% 4/15/2052		400,000	289,825
Home Depot Inc/The 4.25% 4/1/2046		140,000	117,584
Home Depot Inc/The 4.95% 6/25/2034		750,000	762,857
LBM Acquisition LLC 6.25% 1/15/2029 (c)		200,000	183,477
LBM Acquisition LLC 9.5% 6/15/2031 (c)		115,000	120,522
LCM Investments Holdings II LLC 8.25% 8/1/2031 (c)		100,000	106,032
Lithia Motors Inc 3.875% 6/1/2029 (c)		1,770,000	1,697,232
Lithia Motors Inc 4.375% 1/15/2031 (c)		48,000	45,621
Lithia Motors Inc 4.625% 12/15/2027 (c)		11,000	10,899
Lowe's Cos Inc 3.75% 4/1/2032		1,904,000	1,807,955
Lowe's Cos Inc 4.25% 4/1/2052		6,910,000	5,353,725
Michaels Cos Inc/The 5.25% 5/1/2028 (c)		643,000	507,468
Michaels Cos Inc/The 7.875% 5/1/2029 (c)		115,000	77,964
O'Reilly Automotive Inc 1.75% 3/15/2031		938,000	815,515
O'Reilly Automotive Inc 3.6% 9/1/2027		5,000	4,953
O'Reilly Automotive Inc 4.7% 6/15/2032		40,000	40,044
Penske Automotive Group Inc 3.75% 6/15/2029		312,000	297,488
Sally Holdings LLC / Sally Capital Inc 6.75% 3/1/2032		645,000	669,183
Sonic Automotive Inc 4.625% 11/15/2029 (c)		268,000	260,527
Sonic Automotive Inc 4.875% 11/15/2031 (c)		100,000	95,499
Upbound Group Inc 6.375% 2/15/2029 (c)		300,000	294,030
Wand NewCo 3 Inc 7.625% 1/30/2032 (c)		465,000	491,977
			33,849,682
Textiles, Apparel & Luxury Goods - 0.0%
Crocs Inc 4.125% 8/15/2031 (c)		280,000	251,350
Levi Strauss & Co 3.5% 3/1/2031 (c)		170,000	156,846
Tapestry Inc 3.05% 3/15/2032		14,311,000	12,815,509
William Carter Co/The 5.625% 3/15/2027 (c)		603,000	601,785
			13,825,490
TOTAL CONSUMER DISCRETIONARY			226,990,121

Consumer Staples - 0.3%
Beverages - 0.0%
Constellation Brands Inc 2.25% 8/1/2031		3,460,000	3,038,607
Constellation Brands Inc 3.7% 12/6/2026		1,200,000	1,191,634
Constellation Brands Inc 4.65% 11/15/2028		292,000	295,482
Keurig Dr Pepper Inc 4.6% 5/15/2030		645,000	645,075
Molson Coors Beverage Co 4.2% 7/15/2046		92,000	72,830
PepsiCo Inc 2.75% 10/21/2051		360,000	222,188
PepsiCo Inc 3.6% 8/13/2042		580,000	463,134
			5,928,950
Consumer Staples Distribution & Retail - 0.1%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 3.5% 3/15/2029 (c)		574,000	545,739
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.625% 1/15/2027 (c)		935,000	929,308
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.875% 2/15/2030 (c)		579,000	570,223
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 5.875% 2/15/2028 (c)		202,000	201,938
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 6.25% 3/15/2033 (c)		125,000	127,861
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 6.5% 2/15/2028 (c)		1,110,000	1,131,151
C&S Group Enterprises LLC 5% 12/15/2028 (c)		100,000	90,925
CVS Pass-Through Trust equipment trust certificate 8.353% 7/10/2031 (c)		4,993	5,457
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (c)		385,000	405,297
Kroger Co/The 2.65% 10/15/2026		430,000	422,863
Kroger Co/The 7.7% 6/1/2029		26,000	29,105
Mars Inc 4.8% 3/1/2030 (c)		5,860,000	5,971,976
Mars Inc 5% 3/1/2032 (c)		18,060,000	18,433,168
Mars Inc 5.2% 3/1/2035 (c)		9,843,000	9,934,251
Mars Inc 5.65% 5/1/2045 (c)		2,399,000	2,364,962
Mars Inc 5.7% 5/1/2055 (c)		4,175,000	4,071,249
Performance Food Group Inc 4.25% 8/1/2029 (c)		460,000	445,452
Performance Food Group Inc 5.5% 10/15/2027 (c)		157,000	156,787
Performance Food Group Inc 6.125% 9/15/2032 (c)		370,000	378,701
US Foods Inc 4.625% 6/1/2030 (c)		55,000	53,638
US Foods Inc 4.75% 2/15/2029 (c)		100,000	98,499
US Foods Inc 5.75% 4/15/2033 (c)		595,000	596,943
US Foods Inc 7.25% 1/15/2032 (c)		110,000	115,500
			47,080,993
Food Products - 0.1%
B&G Foods Inc 5.25% 9/15/2027		2,300,000	2,199,438
B&G Foods Inc 8% 9/15/2028 (c)		1,250,000	1,228,587
Bunge Ltd Finance Corp 2.75% 5/14/2031		310,000	283,220
Bunge Ltd Finance Corp 3.2% 4/21/2031		200,000	186,414
Chobani LLC / Chobani Finance Corp Inc 7.625% 7/1/2029 (c)		100,000	104,402
Darling Ingredients Inc 5.25% 4/15/2027 (c)		267,000	266,383
Darling Ingredients Inc 6% 6/15/2030 (c)		440,000	444,771
Fiesta Purchaser Inc 7.875% 3/1/2031 (c)		105,000	111,431
Fiesta Purchaser Inc 9.625% 9/15/2032 (c)		245,000	263,231
JBS USA Holding Lux Sarl / JBS USA Foods Group Holdings Inc / JBS USA Food Co 5.5% 1/15/2036 (c)		2,040,000	2,046,731
JBS USA Holding Lux Sarl / JBS USA Foods Group Holdings Inc / JBS USA Food Co 6.25% 3/1/2056 (c)		994,000	979,540
JBS USA Holding Lux Sarl / JBS USA Foods Group Holdings Inc / JBS USA Food Co 6.375% 4/15/2066 (c)		210,000	207,019
JBS USA LUX Sarl / JBS USA Food Co / JBS USA Foods Group 5.95% 4/20/2035 (c)		1,275,000	1,325,516
Kraft Heinz Foods Co 4.375% 6/1/2046		550,000	437,976
Lamb Weston Holdings Inc 4.125% 1/31/2030 (c)		560,000	536,901
Lamb Weston Holdings Inc 4.375% 1/31/2032 (c)		1,308,000	1,230,444
Lamb Weston Holdings Inc 4.875% 5/15/2028 (c)		125,000	124,228
Mondelez International Inc 4.625% 7/3/2031	CAD	4,100,000	3,096,696
Pilgrim's Pride Corp 3.5% 3/1/2032		3,345,000	3,022,589
Pilgrim's Pride Corp 4.25% 4/15/2031		3,070,000	2,955,959
Post Holdings Inc 4.625% 4/15/2030 (c)		446,000	430,115
Post Holdings Inc 5.5% 12/15/2029 (c)		1,325,000	1,320,886
Post Holdings Inc 6.25% 2/15/2032 (c)		105,000	107,863
The Campbell's Company 5.3% 3/20/2026		200,000	200,874
Tyson Foods Inc 3.55% 6/2/2027		635,000	628,302
Tyson Foods Inc 4.35% 3/1/2029		1,290,000	1,290,473
			25,029,989
Household Products - 0.0%
Central Garden & Pet Co 4.125% 10/15/2030		206,000	194,844
Central Garden & Pet Co 4.125% 4/30/2031 (c)		296,000	275,835
Central Garden & Pet Co 5.125% 2/1/2028		15,000	14,932
Energizer Holdings Inc 4.375% 3/31/2029 (c)		218,000	208,702
Energizer Holdings Inc 4.75% 6/15/2028 (c)		150,000	147,499
Resideo Funding Inc 6.5% 7/15/2032 (c)		355,000	362,484
Spectrum Brands Inc 3.875% 3/15/2031 (c)		254,000	203,200
			1,407,496
Personal Care Products - 0.0%
BellRing Brands Inc 7% 3/15/2030 (c)		240,000	248,225
Edgewell Personal Care Co 5.5% 6/1/2028 (c)		313,000	311,466
Kenvue Inc 5.1% 3/22/2043		140,000	134,221
			693,912
Tobacco - 0.1%
Altria Group Inc 2.45% 2/4/2032		157,000	136,677
Altria Group Inc 3.4% 2/4/2041		2,030,000	1,522,766
Altria Group Inc 3.875% 9/16/2046		551,000	410,219
Altria Group Inc 4.25% 8/9/2042		490,000	401,471
Altria Group Inc 4.5% 8/6/2030		390,000	390,096
Altria Group Inc 5.25% 8/6/2035		410,000	409,197
Altria Group Inc 5.625% 2/6/2035		1,732,000	1,778,609
Altria Group Inc 6.2% 2/14/2059		86,000	85,552
Philip Morris International Inc 2.1% 5/1/2030		2,500,000	2,274,417
Philip Morris International Inc 2.75% 2/25/2026		3,925,000	3,895,056
Philip Morris International Inc 2.75% 6/6/2029	EUR	2,995,000	3,489,424
Philip Morris International Inc 3.125% 3/2/2028		25,000	24,449
Philip Morris International Inc 3.25% 6/6/2032	EUR	1,425,000	1,653,800
Philip Morris International Inc 3.75% 1/15/2031	EUR	2,400,000	2,881,955
Philip Morris International Inc 3.875% 8/21/2042		830,000	672,049
Philip Morris International Inc 4.375% 11/15/2041		442,000	385,680
Philip Morris International Inc 4.75% 11/1/2031		3,000,000	3,043,293
Philip Morris International Inc 4.875% 2/15/2028		145,000	147,681
Philip Morris International Inc 5.125% 2/13/2031		1,240,000	1,281,304
Philip Morris International Inc 5.125% 2/15/2030		7,455,000	7,714,991
Philip Morris International Inc 5.25% 2/13/2034		962,000	982,917
Philip Morris International Inc 5.25% 9/7/2028		485,000	501,127
Philip Morris International Inc 5.375% 2/15/2033		1,352,000	1,399,576
			35,482,306
TOTAL CONSUMER STAPLES			115,623,646

Energy - 1.2%
Energy Equipment & Services - 0.0%
Archrock Partners LP / Archrock Partners Finance Corp 6.25% 4/1/2028 (c)		240,000	240,804
Archrock Partners LP / Archrock Partners Finance Corp 6.625% 9/1/2032 (c)		950,000	973,834
Archrock Partners LP / Archrock Partners Finance Corp 6.875% 4/1/2027 (c)		63,000	63,057
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc 2.061% 12/15/2026		35,000	34,064
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc 4.08% 12/15/2047		56,000	43,587
Baker Hughes Holdings LLC 5.125% 9/15/2040		26,000	25,021
Diamond Foreign Asset Co / Diamond Finance LLC 8.5% 10/1/2030 (c)		250,000	265,178
Halliburton Co 4.75% 8/1/2043		7,000	6,064
Kodiak Gas Services LLC 7.25% 2/15/2029 (c)		440,000	455,118
Nabors Industries Inc 7.375% 5/15/2027 (c)		300,000	305,000
Nabors Industries Ltd 7.5% 1/15/2028 (c)		140,000	140,530
Noble Finance II LLC 8% 4/15/2030 (c)		265,000	274,353
Nustar Logistics LP 5.625% 4/28/2027		58,000	58,310
Nustar Logistics LP 6.375% 10/1/2030		174,000	180,158
Schlumberger Holdings Corp 3.9% 5/17/2028 (c)		172,000	171,565
Transocean Inc 8.25% 5/15/2029 (c)		705,000	681,929
Transocean Inc 8.75% 2/15/2030 (c)		131,250	138,953
Transocean International Ltd 8% 2/1/2027 (c)		180,000	179,682
USA Compression Partners LP / USA Compression Finance Corp 7.125% 3/15/2029 (c)		645,000	661,174
Valaris Ltd 8.375% 4/30/2030 (c)		500,000	520,543
Weatherford International Ltd 8.625% 4/30/2030 (c)		100,000	102,492
			5,521,416
Oil, Gas & Consumable Fuels - 1.2%
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.375% 6/15/2029 (c)		185,000	183,896
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 1/15/2028 (c)		445,000	446,226
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 3/1/2027 (c)		1,250,000	1,249,697
Antero Midstream Partners LP / Antero Midstream Finance Corp 6.625% 2/1/2032 (c)		615,000	636,033
Antero Resources Corp 5.375% 3/1/2030 (c)		3,238,000	3,261,647
Antero Resources Corp 7.625% 2/1/2029 (c)		3,251,000	3,315,923
APA Corp 4.25% 1/15/2030 (c)		265,000	256,301
APA Corp 5.25% 2/1/2042 (c)		73,000	57,357
Ascent Resources Utica Holdings LLC / ARU Finance Corp 6.625% 10/15/2032 (c)		790,000	804,226
Blue Racer Midstream LLC / Blue Racer Finance Corp 6.625% 7/15/2026 (c)		215,000	214,995
Blue Racer Midstream LLC / Blue Racer Finance Corp 7% 7/15/2029 (c)		215,000	223,678
Buckeye Partners LP 4.125% 12/1/2027		354,000	348,226
Buckeye Partners LP 4.5% 3/1/2028 (c)		135,000	132,873
Buckeye Partners LP 6.875% 7/1/2029 (c)		195,000	202,088
California Resources Corp 7.125% 2/1/2026 (c)		44,000	43,854
California Resources Corp 8.25% 6/15/2029 (c)		185,000	191,138
Cheniere Corpus Christi Holdings LLC 2.742% 12/31/2039		1,499,000	1,241,981
Cheniere Corpus Christi Holdings LLC 3.7% 11/15/2029		1,664,000	1,616,452
Cheniere Energy Inc 4.625% 10/15/2028		895,000	894,298
Cheniere Energy Inc 5.65% 4/15/2034		3,864,000	3,944,482
Cheniere Energy Partners LP 3.25% 1/31/2032		4,129,000	3,737,819
Cheniere Energy Partners LP 4.5% 10/1/2029		8,713,000	8,694,566
Cheniere Energy Partners LP 5.55% 10/30/2035 (c)		169,000	170,552
Cheniere Energy Partners LP 5.75% 8/15/2034		4,056,000	4,165,867
Cheniere Energy Partners LP 5.95% 6/30/2033		298,000	312,016
Chord Energy Corp 6.75% 3/15/2033 (c)		180,000	184,611
Civitas Resources Inc 8.375% 7/1/2028 (c)		934,000	969,975
Civitas Resources Inc 8.625% 11/1/2030 (c)		625,000	650,652
Civitas Resources Inc 8.75% 7/1/2031 (c)		513,000	527,734
CNX Midstream Partners LP 4.75% 4/15/2030 (c)		230,000	218,174
CNX Resources Corp 7.25% 3/1/2032 (c)		836,000	867,472
Columbia Pipelines Holding Co LLC 5.097% 10/1/2031 (c)		236,000	239,691
Columbia Pipelines Operating Co LLC 5.927% 8/15/2030 (c)		957,000	1,017,732
Columbia Pipelines Operating Co LLC 6.036% 11/15/2033 (c)		6,190,000	6,552,554
Columbia Pipelines Operating Co LLC 6.497% 8/15/2043 (c)		971,000	1,009,300
Columbia Pipelines Operating Co LLC 6.544% 11/15/2053 (c)		1,389,000	1,436,943
Columbia Pipelines Operating Co LLC 6.714% 8/15/2063 (c)		831,000	877,559
Comstock Resources Inc 6.75% 3/1/2029 (c)		456,000	449,545
ConocoPhillips Co 3.8% 3/15/2052		390,000	281,914
ConocoPhillips Co 4.7% 1/15/2030		760,000	774,434
ConocoPhillips Co 5.05% 9/15/2033		940,000	960,135
ConocoPhillips Co 5.55% 3/15/2054		1,170,000	1,110,131
Coterra Energy Inc 3.9% 5/15/2027		100,000	99,328
Coterra Energy Inc 5.4% 2/15/2035		7,700,000	7,667,767
Coterra Energy Inc 5.9% 2/15/2055		600,000	559,692
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.5% 6/15/2031 (c)		165,000	162,732
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/2033 (c)		365,000	391,438
Crescent Energy Finance LLC 7.625% 4/1/2032 (c)		715,000	712,093
Crescent Energy Finance LLC 8.375% 1/15/2034 (c)		250,000	253,695
Crescent Energy Finance LLC 9.25% 2/15/2028 (c)		1,279,000	1,330,901
CVR Energy Inc 8.5% 1/15/2029 (c)		330,000	333,555
DCP Midstream Operating LP 5.6% 4/1/2044		3,773,000	3,516,657
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.375% 6/30/2033 (c)		265,000	265,172
Delek Logistics Partners LP / Delek Logistics Finance Corp 8.625% 3/15/2029 (c)		310,000	324,045
Devon Energy Corp 5.25% 10/15/2027		10,000	10,014
Devon Energy Corp 5.875% 6/15/2028		98,000	98,004
Diamondback Energy Inc 3.125% 3/24/2031		5,039,000	4,667,122
Diamondback Energy Inc 3.25% 12/1/2026		4,524,000	4,470,476
Diamondback Energy Inc 3.5% 12/1/2029		4,502,000	4,339,271
Diamondback Energy Inc 4.4% 3/24/2051		350,000	271,498
Diamondback Energy Inc 5.15% 1/30/2030		334,000	343,060
Diamondback Energy Inc 5.4% 4/18/2034		1,825,000	1,843,523
Diamondback Energy Inc 5.55% 4/1/2035		5,275,000	5,334,283
Diamondback Energy Inc 5.9% 4/18/2064		410,000	379,360
Diamondback Energy Inc 6.25% 3/15/2033		3,900,000	4,167,802
DT Midstream Inc 4.125% 6/15/2029 (c)		292,000	283,788
DT Midstream Inc 4.3% 4/15/2032 (c)		40,000	37,709
DT Midstream Inc 4.375% 6/15/2031 (c)		148,000	142,391
DT Midstream Inc 5.8% 12/15/2034 (c)		7,125,000	7,260,425
Energy Transfer LP 3.75% 5/15/2030		2,964,000	2,873,445
Energy Transfer LP 3.9% 7/15/2026		955,000	951,654
Energy Transfer LP 4% 10/1/2027		835,000	830,455
Energy Transfer LP 4.75% 1/15/2026		850,000	850,251
Energy Transfer LP 4.95% 5/15/2028		1,239,000	1,259,321
Energy Transfer LP 4.95% 6/15/2028		7,204,000	7,316,134
Energy Transfer LP 5% 5/15/2050		8,746,000	7,258,690
Energy Transfer LP 5.2% 4/1/2030		5,700,000	5,862,699
Energy Transfer LP 5.25% 4/15/2029		2,973,000	3,057,063
Energy Transfer LP 5.25% 7/1/2029		4,850,000	5,002,116
Energy Transfer LP 5.3% 4/15/2047		225,000	198,354
Energy Transfer LP 5.35% 5/15/2045		3,295,000	2,950,522
Energy Transfer LP 5.4% 10/1/2047		7,051,000	6,282,125
Energy Transfer LP 5.8% 6/15/2038		2,762,000	2,784,584
Energy Transfer LP 5.95% 5/15/2054		1,170,000	1,095,485
Energy Transfer LP 6% 6/15/2048		2,369,000	2,271,178
Energy Transfer LP 6.125% 12/15/2045		2,635,000	2,592,541
Energy Transfer LP 6.25% 4/15/2049		1,925,000	1,887,446
Energy Transfer LP 6.4% 12/1/2030		785,000	849,349
Energy Transfer LP 6.5% 2/15/2056 (d)		1,485,000	1,475,321
Energy Transfer LP 6.55% 12/1/2033		965,000	1,045,316
Energy Transfer LP 6.625% 10/15/2036		900,000	971,358
Energy Transfer LP 6.75% 2/15/2056 (d)		65,000	64,681
Energy Transfer LP 7.375% 2/1/2031 (c)		637,000	666,351
Enterprise Products Operating LLC 5.25% 8/16/2077 (d)		43,000	42,548
Enterprise Products Operating LLC 5.55% 2/16/2055		1,385,000	1,321,811
Enterprise Products Operating LLC 5.75% 3/1/2035		23,000	23,981
EOG Resources Inc 4.4% 7/15/2028		5,200,000	5,250,301
EQT Corp 3.125% 5/15/2026 (c)		444,000	438,806
EQT Corp 3.625% 5/15/2031 (c)		2,432,000	2,271,678
EQT Corp 3.9% 10/1/2027		3,174,000	3,143,908
EQT Corp 4.5% 1/15/2029 (c)		3,499,000	3,488,907
EQT Corp 4.75% 1/15/2031 (c)		9,919,000	9,848,854
EQT Corp 5% 1/15/2029		1,746,000	1,766,030
EQT Corp 5.5% 7/15/2028 (c)		101,000	101,791
EQT Corp 5.7% 4/1/2028		1,687,000	1,743,563
EQT Corp 5.75% 2/1/2034		2,264,000	2,343,863
EQT Corp 6.375% 4/1/2029 (c)		1,358,000	1,407,835
EQT Corp 6.5% 7/1/2027 (c)		785,000	802,105
EQT Corp 7% 2/1/2030 (g)		2,069,000	2,250,232
EQT Corp 7.5% 6/1/2027 (c)		812,000	826,856
EQT Corp 7.5% 6/1/2030 (c)		4,587,000	5,052,755
Expand Energy Corp 4.75% 2/1/2032		5,484,000	5,337,761
Expand Energy Corp 5.375% 2/1/2029		3,191,000	3,197,015
Expand Energy Corp 5.375% 3/15/2030		1,139,000	1,150,489
Expand Energy Corp 5.7% 1/15/2035		8,511,000	8,634,587
Expand Energy Corp 5.875% 2/1/2029 (c)		1,575,000	1,581,930
Expand Energy Corp 6.75% 4/15/2029 (c)		1,690,000	1,708,396
Exxon Mobil Corp 4.227% 3/19/2040		490,000	440,907
Flex Intermediate Holdco LLC 3.363% 6/30/2031 (c)		4,831,000	4,414,963
Flex Intermediate Holdco LLC 4.317% 12/30/2039 (c)		47,000	37,425
Genesis Energy LP / Genesis Energy Finance Corp 7.75% 2/1/2028		273,000	275,999
Genesis Energy LP / Genesis Energy Finance Corp 8% 5/15/2033		100,000	104,455
Global Partners LP / GLP Finance Corp 7.125% 7/1/2033 (c)		45,000	46,057
Global Partners LP / GLP Finance Corp 8.25% 1/15/2032 (c)		85,000	89,357
Gray Oak Pipeline LLC 2.6% 10/15/2025 (c)		109,000	108,654
Gray Oak Pipeline LLC 3.45% 10/15/2027 (c)		42,000	41,330
Gulfport Energy Operating Corp 6.75% 9/1/2029 (c)		345,000	352,958
Gulfstream Natural Gas System LLC 6.19% 11/1/2025 (c)		3,640,000	3,647,506
Harvest Midstream I LP 7.5% 5/15/2032 (c)		605,000	622,916
Hess Corp 4.3% 4/1/2027		840,000	841,949
Hess Corp 5.6% 2/15/2041		460,000	466,623
Hess Corp 5.8% 4/1/2047		4,517,000	4,565,328
Hess Corp 7.125% 3/15/2033		1,335,000	1,536,657
Hess Corp 7.3% 8/15/2031		2,018,000	2,326,513
Hess Corp 7.875% 10/1/2029		5,583,000	6,347,321
Hess Midstream Operations LP 5.125% 6/15/2028 (c)		280,000	279,378
Hess Midstream Operations LP 5.5% 10/15/2030 (c)		455,000	457,473
Hess Midstream Operations LP 5.875% 3/1/2028 (c)		260,000	264,358
Hess Midstream Operations LP 6.5% 6/1/2029 (c)		235,000	242,981
Hilcorp Energy I LP / Hilcorp Finance Co 5.75% 2/1/2029 (c)		580,000	572,502
Hilcorp Energy I LP / Hilcorp Finance Co 6% 2/1/2031 (c)		150,000	144,336
Hilcorp Energy I LP / Hilcorp Finance Co 6% 4/15/2030 (c)		1,045,000	1,034,178
Hilcorp Energy I LP / Hilcorp Finance Co 6.25% 4/15/2032 (c)		2,075,000	1,986,426
Hilcorp Energy I LP / Hilcorp Finance Co 7.25% 2/15/2035 (c)		100,000	97,572
Hilcorp Energy I LP / Hilcorp Finance Co 8.375% 11/1/2033 (c)		125,000	130,524
Howard Midstream Energy Partners LLC 6.625% 1/15/2034 (c)		145,000	147,369
Howard Midstream Energy Partners LLC 7.375% 7/15/2032 (c)		380,000	396,271
ITT Holdings LLC 6.5% 8/1/2029 (c)		100,000	98,030
Kinder Morgan Inc 3.25% 8/1/2050		351,000	223,289
Kinder Morgan Inc 5.05% 2/15/2046		200,000	175,486
Kinder Morgan Inc 5.15% 6/1/2030		390,000	401,052
Kinetik Holdings LP 5.875% 6/15/2030 (c)		1,220,000	1,230,449
Kinetik Holdings LP 6.625% 12/15/2028 (c)		800,000	823,054
Marathon Petroleum Corp 3.8% 4/1/2028		5,590,000	5,535,101
Matador Resources Co 6.25% 4/15/2033 (c)		340,000	342,513
Matador Resources Co 6.5% 4/15/2032 (c)		825,000	837,029
MPLX LP 2.65% 8/15/2030		2,470,000	2,258,208
MPLX LP 4.125% 3/1/2027		2,371,000	2,366,174
MPLX LP 4.25% 12/1/2027		4,150,000	4,149,608
MPLX LP 4.5% 4/15/2038		1,125,000	1,003,171
MPLX LP 4.7% 4/15/2048		2,335,000	1,893,517
MPLX LP 4.8% 2/15/2029		1,505,000	1,524,389
MPLX LP 4.8% 2/15/2031		3,035,000	3,037,283
MPLX LP 4.95% 3/14/2052		606,000	499,059
MPLX LP 5% 1/15/2033		4,020,000	3,984,821
MPLX LP 5.2% 12/1/2047		1,795,000	1,553,315
MPLX LP 5.2% 3/1/2047		1,489,000	1,295,766
MPLX LP 5.5% 2/15/2049		4,516,000	4,064,950
MPLX LP 5.5% 6/1/2034		6,600,000	6,655,354
Murphy Oil Corp 6% 10/1/2032		130,000	126,608
Murphy Oil USA Inc 3.75% 2/15/2031 (c)		340,000	314,769
NGL Energy Operating LLC / NGL Energy Finance Corp 8.125% 2/15/2029 (c)		275,000	280,516
NGPL PipeCo LLC 3.25% 7/15/2031 (c)		1,473,000	1,326,633
Northern Oil & Gas Inc 8.125% 3/1/2028 (c)		250,000	251,885
Northern Oil & Gas Inc 8.75% 6/15/2031 (c)		285,000	292,790
Northwest Pipeline LLC 4% 4/1/2027		3,175,000	3,164,706
Occidental Petroleum Corp 3.5% 8/15/2029		195,000	184,521
Occidental Petroleum Corp 5.2% 8/1/2029		6,150,000	6,229,261
Occidental Petroleum Corp 6.375% 9/1/2028		340,000	354,779
Occidental Petroleum Corp 6.45% 9/15/2036		4,200,000	4,344,648
Occidental Petroleum Corp 6.6% 3/15/2046		6,475,000	6,501,917
Occidental Petroleum Corp 6.625% 9/1/2030		420,000	446,352
Occidental Petroleum Corp 7.5% 5/1/2031		9,261,000	10,339,601
Occidental Petroleum Corp 7.875% 9/15/2031		40,000	45,152
ONEOK Inc 3.1% 3/15/2030		3,705,000	3,489,124
ONEOK Inc 3.25% 6/1/2030		1,555,000	1,468,728
ONEOK Inc 3.4% 9/1/2029		2,600,000	2,496,197
ONEOK Inc 4.2% 10/3/2047		795,000	596,198
ONEOK Inc 4.25% 9/15/2046		190,000	144,761
ONEOK Inc 4.25% 9/24/2027		1,667,000	1,668,503
ONEOK Inc 4.4% 10/15/2029		1,743,000	1,740,531
ONEOK Inc 4.45% 9/1/2049		2,365,000	1,845,163
ONEOK Inc 4.75% 10/15/2031		3,880,000	3,879,947
ONEOK Inc 4.95% 7/13/2047		705,000	596,096
ONEOK Inc 5.05% 11/1/2034		20,070,000	19,568,252
ONEOK Inc 5.375% 6/1/2029		4,115,000	4,236,837
ONEOK Inc 5.6% 4/1/2044		630,000	577,779
ONEOK Inc 5.7% 11/1/2054		2,330,000	2,124,336
ONEOK Inc 6.05% 9/1/2033		4,345,000	4,571,625
ONEOK Inc 6.25% 10/15/2055		3,645,000	3,561,168
ONEOK Inc 6.5% 9/1/2030 (c)		5,598,000	6,024,394
ONEOK Partners LP 6.65% 10/1/2036		542,000	587,109
Ovintiv Inc 5.15% 11/15/2041		3,000,000	2,523,045
Ovintiv Inc 6.25% 7/15/2033		617,000	642,022
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (c)		370,000	358,267
PBF Holding Co LLC / PBF Finance Corp 9.875% 3/15/2030 (c)		405,000	418,138
Permian Resources Operating LLC 5.375% 1/15/2026 (c)		95,000	94,991
Permian Resources Operating LLC 5.875% 7/1/2029 (c)		500,000	500,000
Permian Resources Operating LLC 6.25% 2/1/2033 (c)		355,000	361,604
Permian Resources Operating LLC 7% 1/15/2032 (c)		500,000	518,405
Permian Resources Operating LLC 8% 4/15/2027 (c)		1,275,000	1,298,816
Permian Resources Operating LLC 9.875% 7/15/2031 (c)		68,000	73,817
Phillips 66 2.15% 12/15/2030		385,000	342,830
Phillips 66 Co 3.75% 3/1/2028		695,000	689,363
Pioneer Natural Resources Co 1.9% 8/15/2030		2,470,000	2,208,414
Pioneer Natural Resources Co 2.15% 1/15/2031		285,000	255,716
Pioneer Natural Resources Co 5.1% 3/29/2026		2,975,000	2,987,997
Plains All American Pipeline LP / PAA Finance Corp 3.55% 12/15/2029		2,689,000	2,590,700
Range Resources Corp 4.75% 2/15/2030 (c)		24,000	23,411
Range Resources Corp 8.25% 1/15/2029		394,000	404,344
Rockies Express Pipeline LLC 4.8% 5/15/2030 (c)		115,000	111,976
Rockies Express Pipeline LLC 4.95% 7/15/2029 (c)		245,000	241,062
Rockies Express Pipeline LLC 6.75% 3/15/2033 (c)		650,000	678,975
Rockies Express Pipeline LLC 7.5% 7/15/2038 (c)		145,000	149,627
Sabine Pass Liquefaction LLC 4.2% 3/15/2028		300,000	299,929
Sabine Pass Liquefaction LLC 4.5% 5/15/2030		13,346,000	13,384,589
Sabine Pass Liquefaction LLC 5% 3/15/2027		3,030,000	3,047,143
Sabine Pass Liquefaction LLC 5.875% 6/30/2026		60,000	60,234
Sabine Pass Liquefaction LLC 5.9% 9/15/2037		1,222,000	1,286,617
Shell Finance US Inc 3.75% 9/12/2046		65,000	50,050
Shell Finance US Inc 4% 5/10/2046		87,000	69,370
Shell International Finance BV 2.875% 11/26/2041		165,000	118,574
Shell International Finance BV 3.625% 8/21/2042		343,000	270,351
SM Energy Co 6.625% 1/15/2027		97,000	97,071
SM Energy Co 6.75% 8/1/2029 (c)		360,000	363,593
Sunoco LP / Sunoco Finance Corp 4.5% 4/30/2030		125,000	120,796
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029		425,000	414,266
Sunoco LP / Sunoco Finance Corp 5.875% 3/15/2028		215,000	215,753
Sunoco LP / Sunoco Finance Corp 6% 4/15/2027		464,000	464,374
Sunoco LP 6.25% 7/1/2033 (c)		125,000	127,753
Sunoco LP 7.25% 5/1/2032 (c)		300,000	317,364
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 5.5% 1/15/2028 (c)		145,000	144,756
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 12/31/2030 (c)		2,777,000	2,735,896
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 3/1/2027 (c)		413,000	412,481
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 9/1/2031 (c)		170,000	167,019
Talos Production Inc 9.375% 2/1/2031 (c)		75,000	77,721
Targa Resources Corp 4.2% 2/1/2033		4,922,000	4,639,257
Targa Resources Corp 4.9% 9/15/2030		2,863,000	2,906,809
Targa Resources Corp 4.95% 4/15/2052		657,000	543,489
Targa Resources Corp 5.5% 2/15/2035		580,000	585,010
Targa Resources Corp 5.65% 2/15/2036		4,258,000	4,300,620
Targa Resources Corp 6.125% 3/15/2033		1,175,000	1,242,555
Targa Resources Corp 6.15% 3/1/2029		3,203,000	3,379,271
Targa Resources Corp 6.5% 2/15/2053		92,000	94,018
Targa Resources Corp 6.5% 3/30/2034		3,350,000	3,620,475
Targa Resources Partners LP / Targa Resources Partners Finance Corp 4% 1/15/2032		54,000	50,765
Targa Resources Partners LP / Targa Resources Partners Finance Corp 4.875% 2/1/2031		1,703,000	1,696,401
Transcontinental Gas Pipe Line Co LLC 3.25% 5/15/2030		3,285,000	3,124,767
Transcontinental Gas Pipe Line Co LLC 4.6% 3/15/2048		350,000	294,459
Venture Global Calcasieu 3.875% 11/1/2033 (c)		771,000	686,812
Venture Global Calcasieu 3.875% 8/15/2029 (c)		4,480,000	4,294,935
Venture Global Calcasieu 4.125% 8/15/2031 (c)		150,000	140,835
Venture Global Calcasieu 6.25% 1/15/2030 (c)		2,175,000	2,264,960
Venture Global LNG Inc 7% 1/15/2030 (c)		2,322,000	2,392,696
Venture Global LNG Inc 8.125% 6/1/2028 (c)		910,000	942,945
Venture Global LNG Inc 8.375% 6/1/2031 (c)		396,000	415,474
Venture Global LNG Inc 9.5% 2/1/2029 (c)		30,000	32,982
Venture Global LNG Inc 9.875% 2/1/2032 (c)		1,288,000	1,402,476
Venture Global Plaquemines LNG LLC 6.5% 1/15/2034 (c)		1,194,000	1,246,497
Venture Global Plaquemines LNG LLC 6.75% 1/15/2036 (c)		1,106,000	1,160,692
Venture Global Plaquemines LNG LLC 7.5% 5/1/2033 (c)		789,000	865,432
Venture Global Plaquemines LNG LLC 7.75% 5/1/2035 (c)		948,000	1,055,545
Viper Energy Partners LLC 4.9% 8/1/2030		1,070,000	1,078,357
Viper Energy Partners LLC 5.7% 8/1/2035		981,000	983,619
Vital Energy Inc 7.875% 4/15/2032 (c)		400,000	394,116
Vnom Sub Inc 5.375% 11/1/2027 (c)		5,146,000	5,142,624
Western Gas Partners LP 4.65% 7/1/2026		1,931,000	1,929,070
Western Gas Partners LP 4.75% 8/15/2028		1,465,000	1,473,489
Williams Cos Inc/The 3.5% 11/15/2030		11,542,000	11,005,922
Williams Cos Inc/The 3.75% 6/15/2027		2,835,000	2,812,509
Williams Cos Inc/The 4.65% 8/15/2032		7,545,000	7,449,176
Williams Cos Inc/The 4.8% 11/15/2029		7,785,000	7,923,065
Williams Cos Inc/The 4.9% 1/15/2045		1,460,000	1,280,329
Williams Cos Inc/The 5.1% 9/15/2045		105,000	94,725
Williams Cos Inc/The 5.3% 8/15/2052		1,511,000	1,368,437
Williams Cos Inc/The 5.4% 3/2/2026		4,500,000	4,521,023
Williams Cos Inc/The 5.8% 11/15/2043		400,000	396,743
Williams Cos Inc/The 5.8% 11/15/2054		700,000	678,214
Williams Cos Inc/The 6.3% 4/15/2040		3,550,000	3,771,900
			534,628,494
TOTAL ENERGY			540,149,910

Financials - 4.0%
Banks - 1.9%
Bank of America Corp 1.197% 10/24/2026 (d)		703,000	699,711
Bank of America Corp 1.658% 3/11/2027 (d)		2,397,000	2,362,962
Bank of America Corp 1.734% 7/22/2027 (d)		155,000	151,464
Bank of America Corp 1.898% 7/23/2031 (d)		718,000	638,300
Bank of America Corp 1.922% 10/24/2031 (d)		3,363,000	2,969,978
Bank of America Corp 2.087% 6/14/2029 (d)		10,570,000	9,987,127
Bank of America Corp 2.299% 7/21/2032 (d)		4,206,000	3,711,770
Bank of America Corp 2.496% 2/13/2031 (d)		16,862,000	15,574,461
Bank of America Corp 2.572% 10/20/2032 (d)		440,000	392,664
Bank of America Corp 2.592% 4/29/2031 (d)		175,000	161,835
Bank of America Corp 2.651% 3/11/2032 (d)		22,866,000	20,783,647
Bank of America Corp 2.676% 6/19/2041 (d)		5,528,000	3,984,274
Bank of America Corp 2.687% 4/22/2032 (d)		7,997,000	7,254,767
Bank of America Corp 2.972% 2/4/2033 (d)		8,097,000	7,312,729
Bank of America Corp 3.194% 7/23/2030 (d)		301,000	289,083
Bank of America Corp 3.419% 12/20/2028 (d)		8,079,000	7,939,141
Bank of America Corp 3.559% 4/23/2027 (d)		1,736,000	1,727,355
Bank of America Corp 3.593% 7/21/2028 (d)		1,567,000	1,550,040
Bank of America Corp 3.705% 4/24/2028 (d)		29,000	28,761
Bank of America Corp 3.824% 1/20/2028 (d)		525,000	521,967
Bank of America Corp 3.846% 3/8/2037 (d)		1,140,000	1,052,891
Bank of America Corp 3.97% 3/5/2029 (d)		7,000	6,957
Bank of America Corp 4.078% 4/23/2040 (d)		3,550,000	3,106,280
Bank of America Corp 4.25% 10/22/2026		10,727,000	10,732,725
Bank of America Corp 4.376% 4/27/2028 (d)		1,000,000	1,002,189
Bank of America Corp 4.571% 4/27/2033 (d)		1,864,000	1,844,691
Bank of America Corp 4.623% 5/9/2029 (d)		9,788,000	9,898,408
Bank of America Corp 5.162% 1/24/2031 (d)		3,270,000	3,374,911
Bank of America Corp 5.202% 4/25/2029 (d)		136,000	139,450
Bank of America Corp 5.288% 4/25/2034 (d)		120,000	123,092
Bank of America Corp 5.425% 8/15/2035 (d)		700,000	704,587
Bank of America Corp 5.464% 5/9/2036 (d)		878,000	901,870
Bank of America Corp 5.468% 1/23/2035 (d)		1,347,000	1,391,864
Bank of America Corp 5.511% 1/24/2036 (d)		860,000	885,966
Bank of America Corp 5.518% 10/25/2035 (d)		1,490,000	1,503,281
Bank of America Corp 5.819% 9/15/2029 (d)		48,499,000	50,696,278
Bank of America Corp 5.933% 9/15/2027 (d)		2,579,000	2,620,626
Bank of America Corp 6.204% 11/10/2028 (d)		8,241,000	8,588,543
Bank of America Corp 6.975% 3/7/2037		43,000	48,655
Citibank NA 5.803% 9/29/2028		500,000	524,065
Citibank NA U.S. SOFR Averages Index + 0.59%, 4.9461% 4/30/2026 (b)(d)		300,000	300,711
Citigroup Inc 1.462% 6/9/2027 (d)		360,000	352,045
Citigroup Inc 2.52% 11/3/2032 (d)		195,000	172,629
Citigroup Inc 2.561% 5/1/2032 (d)		3,331,000	2,991,183
Citigroup Inc 2.572% 6/3/2031 (d)		5,801,000	5,325,383
Citigroup Inc 2.666% 1/29/2031 (d)		14,765,000	13,694,935
Citigroup Inc 2.904% 11/3/2042 (d)		495,000	351,984
Citigroup Inc 2.976% 11/5/2030 (d)		2,132,000	2,014,744
Citigroup Inc 3.057% 1/25/2033 (d)		2,818,000	2,545,403
Citigroup Inc 3.07% 2/24/2028 (d)		400,000	392,900
Citigroup Inc 3.52% 10/27/2028 (d)		2,493,000	2,455,321
Citigroup Inc 3.668% 7/24/2028 (d)		163,000	161,188
Citigroup Inc 3.887% 1/10/2028 (d)		2,750,000	2,733,369
Citigroup Inc 3.98% 3/20/2030 (d)		23,285,000	22,993,825
Citigroup Inc 4.075% 4/23/2029 (d)		30,785,000	30,675,521
Citigroup Inc 4.296% 7/23/2036 (d)	EUR	400,000	470,208
Citigroup Inc 4.3% 11/20/2026		2,202,000	2,202,377
Citigroup Inc 4.412% 3/31/2031 (d)		15,729,000	15,694,029
Citigroup Inc 4.45% 9/29/2027		4,630,000	4,642,628
Citigroup Inc 4.542% 9/19/2030 (d)		15,438,000	15,507,948
Citigroup Inc 4.6% 3/9/2026		3,500,000	3,503,034
Citigroup Inc 4.643% 5/7/2028 (d)		1,870,000	1,880,402
Citigroup Inc 4.75% 5/18/2046		10,000,000	8,710,951
Citigroup Inc 4.786% 3/4/2029 (d)		1,415,000	1,433,509
Citigroup Inc 4.952% 5/7/2031 (d)		4,000,000	4,075,150
Citigroup Inc 5.174% 2/13/2030 (d)		8,733,000	8,961,582
Citigroup Inc 5.316% 3/26/2041 (d)		244,000	238,218
Citigroup Inc 5.333% 3/27/2036 (d)		905,000	914,544
Citigroup Inc 5.449% 6/11/2035 (d)		265,000	272,408
Citigroup Inc 5.827% 2/13/2035 (d)		1,000,000	1,028,092
Citigroup Inc 6.02% 1/24/2036 (d)		1,200,000	1,239,923
Citigroup Inc 6.27% 11/17/2033 (d)		935,000	1,013,322
Citigroup Inc 6.625% 1/15/2028		24,000	25,423
Citigroup Inc 7% 12/1/2025		32,000	32,211
Citizens Financial Group Inc 2.638% 9/30/2032		9,574,000	8,090,403
Comerica Inc 5.982% 1/30/2030 (d)		5,095,000	5,285,863
Fifth Third Bancorp 4.337% 4/25/2033 (d)		2,272,000	2,197,780
Fifth Third Bancorp 6.339% 7/27/2029 (d)		2,815,000	2,971,297
First Horizon Corp 5.514% 3/7/2031 (d)		1,365,000	1,405,779
First-Citizens Bank & Trust Co 6.125% 3/9/2028		4,840,000	5,025,704
Huntington Bancshares Inc/OH 5.709% 2/2/2035 (d)		5,049,000	5,217,364
Huntington Bancshares Inc/OH 6.208% 8/21/2029 (d)		1,030,000	1,085,459
Huntington National Bank/The 5.65% 1/10/2030		1,305,000	1,366,926
JPMorgan Chase & Co 1.04% 2/4/2027 (d)		5,245,000	5,171,315
JPMorgan Chase & Co 1.045% 11/19/2026 (d)		470,000	466,556
JPMorgan Chase & Co 1.953% 2/4/2032 (d)		4,870,000	4,281,556
JPMorgan Chase & Co 2.069% 6/1/2029 (d)		4,885,000	4,620,901
JPMorgan Chase & Co 2.522% 4/22/2031 (d)		4,525,000	4,181,158
JPMorgan Chase & Co 2.525% 11/19/2041 (d)		10,730,000	7,639,923
JPMorgan Chase & Co 2.545% 11/8/2032 (d)		605,000	539,414
JPMorgan Chase & Co 2.58% 4/22/2032 (d)		6,675,000	6,035,782
JPMorgan Chase & Co 2.739% 10/15/2030 (d)		8,065,000	7,596,170
JPMorgan Chase & Co 2.956% 5/13/2031 (d)		5,386,000	5,028,096
JPMorgan Chase & Co 3.509% 1/23/2029 (d)		9,550,000	9,409,773
JPMorgan Chase & Co 3.761% 3/21/2034 (d)(e)	EUR	450,000	536,837
JPMorgan Chase & Co 3.882% 7/24/2038 (d)		4,300,000	3,802,261
JPMorgan Chase & Co 4.505% 10/22/2028 (d)		2,979,000	2,998,834
JPMorgan Chase & Co 4.603% 10/22/2030 (d)		39,347,000	39,776,324
JPMorgan Chase & Co 4.851% 7/25/2028 (d)		1,000,000	1,012,377
JPMorgan Chase & Co 4.915% 1/24/2029 (d)		10,317,000	10,500,811
JPMorgan Chase & Co 4.946% 10/22/2035 (d)		2,560,000	2,545,546
JPMorgan Chase & Co 4.979% 7/22/2028 (d)		1,161,000	1,177,660
JPMorgan Chase & Co 4.995% 7/22/2030 (d)		6,192,000	6,350,619
JPMorgan Chase & Co 5.012% 1/23/2030 (d)		1,350,000	1,382,790
JPMorgan Chase & Co 5.103% 4/22/2031 (d)		3,632,000	3,747,104
JPMorgan Chase & Co 5.14% 1/24/2031 (d)		3,430,000	3,534,710
JPMorgan Chase & Co 5.294% 7/22/2035 (d)		291,000	296,630
JPMorgan Chase & Co 5.35% 6/1/2034 (d)		71,000	73,300
JPMorgan Chase & Co 5.502% 1/24/2036 (d)		2,273,000	2,347,010
JPMorgan Chase & Co 5.571% 4/22/2028 (d)		2,310,000	2,359,395
JPMorgan Chase & Co 5.572% 4/22/2036 (d)		6,972,000	7,248,328
JPMorgan Chase & Co 5.576% 7/23/2036 (d)		2,380,000	2,427,617
JPMorgan Chase & Co 5.581% 4/22/2030 (d)		300,000	313,200
JPMorgan Chase & Co 5.766% 4/22/2035 (d)		4,735,000	5,000,124
JPMorgan Chase & Co 6.087% 10/23/2029 (d)		29,400,000	31,015,306
JPMorgan Chase & Co U.S. SOFR Index + 0.92%, 5.2698% 4/22/2028 (b)(d)		500,000	502,866
JPMorgan Chase & Co U.S. SOFR Index + 0.93%, 5.2798% 7/22/2028 (b)(d)		4,000,000	4,016,960
KeyBank NA/Cleveland OH 5% 1/26/2033		919,000	917,500
KeyCorp 4.789% 6/1/2033 (d)		500,000	495,159
KeyCorp 5.121% 4/4/2031 (d)		1,025,000	1,048,514
KeyCorp 6.401% 3/6/2035 (d)		3,225,000	3,464,375
Morgan Stanley Bank NA U.S. SOFR Index + 0.9%, 5.2499% 1/12/2029 (b)(d)		6,000,000	6,033,837
Morgan Stanley Private Bank NA 4.466% 7/6/2028 (d)		605,000	607,752
Morgan Stanley Private Bank NA 4.734% 7/18/2031 (d)		1,430,000	1,450,089
PNC Bank NA 4.429% 7/21/2028 (d)		740,000	742,790
PNC Financial Services Group Inc/The 2.307% 4/23/2032 (d)		54,000	48,021
PNC Financial Services Group Inc/The 2.55% 1/22/2030		427,000	398,916
PNC Financial Services Group Inc/The 2.6% 7/23/2026		58,000	57,261
PNC Financial Services Group Inc/The 4.812% 10/21/2032 (d)		385,000	389,299
PNC Financial Services Group Inc/The 5.373% 7/21/2036 (d)		340,000	345,512
PNC Financial Services Group Inc/The 5.676% 1/22/2035 (d)		215,000	224,148
PNC Financial Services Group Inc/The 5.939% 8/18/2034 (d)		300,000	318,848
PNC Financial Services Group Inc/The 6.037% 10/28/2033 (d)		815,000	872,952
PNC Financial Services Group Inc/The 6.615% 10/20/2027 (d)		2,340,000	2,398,565
PNC Financial Services Group Inc/The 6.875% 10/20/2034 (d)		865,000	971,200
Santander Holdings USA Inc 5.353% 9/6/2030 (d)		5,282,000	5,426,028
Santander Holdings USA Inc 5.473% 3/20/2029 (d)		10,600,000	10,851,196
Truist Financial Corp 5.122% 1/26/2034 (d)		1,035,000	1,042,331
Truist Financial Corp 5.435% 1/24/2030 (d)		2,380,000	2,467,274
Truist Financial Corp 5.711% 1/24/2035 (d)		585,000	609,386
Truist Financial Corp 5.867% 6/8/2034 (d)		978,000	1,028,045
Truist Financial Corp 6.047% 6/8/2027 (d)		194,000	196,228
Truist Financial Corp 7.161% 10/30/2029 (d)		2,395,000	2,599,398
US Bancorp 4.839% 2/1/2034 (d)		585,000	581,495
US Bancorp 5.083% 5/15/2031 (d)		520,000	534,263
US Bancorp 5.1% 7/23/2030 (d)		425,000	437,224
US Bancorp 5.384% 1/23/2030 (d)		905,000	936,206
US Bancorp 5.678% 1/23/2035 (d)		145,000	151,112
US Bancorp 5.836% 6/12/2034 (d)		915,000	964,969
US Bancorp 5.85% 10/21/2033 (d)		1,750,000	1,850,383
Wachovia Corp 7.574% 8/1/2026 (g)		15,000	15,417
Wells Fargo & Co 2.393% 6/2/2028 (d)		58,000	56,213
Wells Fargo & Co 2.572% 2/11/2031 (d)		3,439,000	3,187,431
Wells Fargo & Co 2.879% 10/30/2030 (d)		22,685,000	21,420,821
Wells Fargo & Co 3.068% 4/30/2041 (d)		410,000	312,140
Wells Fargo & Co 3.35% 3/2/2033 (d)		7,050,000	6,500,573
Wells Fargo & Co 3.584% 5/22/2028 (d)		905,000	895,287
Wells Fargo & Co 4.3% 7/22/2027		21,885,000	21,966,293
Wells Fargo & Co 4.478% 4/4/2031 (d)		15,500,000	15,554,930
Wells Fargo & Co 4.611% 4/25/2053 (d)		157,000	133,075
Wells Fargo & Co 4.65% 11/4/2044		1,335,000	1,155,398
Wells Fargo & Co 5.15% 4/23/2031 (d)		8,090,000	8,331,839
Wells Fargo & Co 5.198% 1/23/2030 (d)		900,000	927,007
Wells Fargo & Co 5.211% 12/3/2035 (d)		8,647,000	8,719,536
Wells Fargo & Co 5.244% 1/24/2031 (d)		2,318,000	2,394,481
Wells Fargo & Co 5.389% 4/24/2034 (d)		2,061,000	2,120,928
Wells Fargo & Co 5.499% 1/23/2035 (d)		2,187,000	2,256,837
Wells Fargo & Co 5.557% 7/25/2034 (d)		3,672,000	3,812,644
Wells Fargo & Co 5.574% 7/25/2029 (d)		10,556,000	10,943,404
Wells Fargo & Co 5.605% 4/23/2036 (d)		6,233,000	6,471,319
Wells Fargo & Co 5.707% 4/22/2028 (d)		6,482,000	6,629,645
Wells Fargo & Co 6.303% 10/23/2029 (d)		45,125,000	47,831,769
Wells Fargo & Co 6.491% 10/23/2034 (d)		555,000	610,322
Wells Fargo & Co U.S. SOFR Index + 1.07%, 5.4198% 4/22/2028 (b)(d)		800,000	805,328
Western Alliance Bancorp 3% 6/15/2031 (d)		65,000	61,727
			790,354,933
Capital Markets - 1.0%
Aretec Group Inc 7.5% 4/1/2029 (c)		100,000	100,346
Athene Global Funding 1.608% 6/29/2026 (c)		540,000	528,183
Athene Global Funding 2.717% 1/7/2029 (c)		4,805,000	4,540,456
Athene Global Funding 5.339% 1/15/2027 (c)		7,937,000	8,040,800
Athene Global Funding 5.583% 1/9/2029 (c)		4,996,000	5,168,888
Bank of New York Mellon Corp/The 4.289% 6/13/2033 (d)		85,000	83,046
Bank of New York Mellon Corp/The 4.975% 3/14/2030 (d)		200,000	205,549
Bank of New York Mellon Corp/The 6.317% 10/25/2029 (d)		175,000	186,464
Bank of New York Mellon Corp/The 6.474% 10/25/2034 (d)		610,000	674,164
BGC Group Inc 6.15% 4/2/2030 (c)		10,600,000	10,829,311
BGC Group Inc 6.6% 6/10/2029		3,000,000	3,127,855
Blackstone Private Credit Fund 4.875% 4/14/2026 (e)	GBP	645,000	870,007
Blackstone Private Credit Fund 7.05% 9/29/2025		8,015,000	8,026,737
Cantor Fitzgerald LP 7.2% 12/12/2028 (c)		5,689,000	6,097,025
DTE Electric Securitization Funding II LLC 6.09% 9/1/2038		300,000	323,225
Goldman Sachs Group Inc/The 1.093% 12/9/2026 (d)		91,000	90,173
Goldman Sachs Group Inc/The 1.431% 3/9/2027 (d)		9,480,000	9,332,490
Goldman Sachs Group Inc/The 1.948% 10/21/2027 (d)		3,034,000	2,954,227
Goldman Sachs Group Inc/The 1.992% 1/27/2032 (d)		9,990,000	8,774,645
Goldman Sachs Group Inc/The 2.383% 7/21/2032 (d)		10,590,000	9,380,580
Goldman Sachs Group Inc/The 2.6% 2/7/2030		622,000	581,686
Goldman Sachs Group Inc/The 2.615% 4/22/2032 (d)		1,832,000	1,653,389
Goldman Sachs Group Inc/The 2.64% 2/24/2028 (d)		1,334,000	1,302,610
Goldman Sachs Group Inc/The 3.102% 2/24/2033 (d)		3,863,000	3,512,727
Goldman Sachs Group Inc/The 3.21% 4/22/2042 (d)		141,000	106,082
Goldman Sachs Group Inc/The 3.436% 2/24/2043 (d)		42,000	32,139
Goldman Sachs Group Inc/The 3.5% 11/16/2026		752,000	745,787
Goldman Sachs Group Inc/The 3.615% 3/15/2028 (d)		269,000	266,231
Goldman Sachs Group Inc/The 3.691% 6/5/2028 (d)		667,000	660,859
Goldman Sachs Group Inc/The 3.814% 4/23/2029 (d)		7,810,000	7,729,105
Goldman Sachs Group Inc/The 4.017% 10/31/2038 (d)		3,978,000	3,499,012
Goldman Sachs Group Inc/The 4.223% 5/1/2029 (d)		1,962,000	1,963,383
Goldman Sachs Group Inc/The 4.387% 6/15/2027 (d)		55,000	54,992
Goldman Sachs Group Inc/The 4.411% 4/23/2039 (d)		1,080,000	983,372
Goldman Sachs Group Inc/The 4.482% 8/23/2028 (d)		1,476,000	1,482,512
Goldman Sachs Group Inc/The 4.692% 10/23/2030 (d)		7,135,000	7,213,416
Goldman Sachs Group Inc/The 4.937% 4/23/2028 (d)		1,558,000	1,574,331
Goldman Sachs Group Inc/The 5.016% 10/23/2035 (d)		5,405,000	5,371,059
Goldman Sachs Group Inc/The 5.049% 7/23/2030 (d)		421,000	431,008
Goldman Sachs Group Inc/The 5.207% 1/28/2031 (d)		1,321,000	1,361,179
Goldman Sachs Group Inc/The 5.218% 4/23/2031 (d)		1,060,000	1,094,382
Goldman Sachs Group Inc/The 5.33% 7/23/2035 (d)		2,380,000	2,420,531
Goldman Sachs Group Inc/The 5.536% 1/28/2036 (d)		460,000	474,329
Goldman Sachs Group Inc/The 5.727% 4/25/2030 (d)		1,645,000	1,722,736
Goldman Sachs Group Inc/The 6.484% 10/24/2029 (d)		39,194,000	41,708,295
Goldman Sachs Group Inc/The 6.75% 10/1/2037		50,954,000	56,635,486
Hightower Holding LLC 6.75% 4/15/2029 (c)		350,000	348,804
Jane Street Group / JSG Finance Inc 4.5% 11/15/2029 (c)		65,000	62,778
Jane Street Group / JSG Finance Inc 6.125% 11/1/2032 (c)		1,210,000	1,215,593
Jane Street Group / JSG Finance Inc 6.75% 5/1/2033 (c)		175,000	180,837
Jane Street Group / JSG Finance Inc 7.125% 4/30/2031 (c)		100,000	104,475
Jefferies Financial Group Inc 2.625% 10/15/2031		5,530,000	4,897,694
Jefferies Financial Group Inc 2.75% 10/15/2032		1,355,000	1,167,714
Jefferies Financial Group Inc 5.875% 7/21/2028		2,330,000	2,429,104
Jefferies Finance LLC / JFIN Co-Issuer Corp 6.625% 10/15/2031 (c)		125,000	125,345
LPL Holdings Inc 5.2% 3/15/2030		10,200,000	10,434,672
Morgan Stanley 1.593% 5/4/2027 (d)		1,317,000	1,292,463
Morgan Stanley 1.794% 2/13/2032 (d)		8,025,000	6,960,695
Morgan Stanley 1.928% 4/28/2032 (d)		6,758,000	5,868,774
Morgan Stanley 2.239% 7/21/2032 (d)		875,000	768,740
Morgan Stanley 2.475% 1/21/2028 (d)		400,000	390,451
Morgan Stanley 2.484% 9/16/2036 (d)		230,000	199,425
Morgan Stanley 2.511% 10/20/2032 (d)		3,820,000	3,389,647
Morgan Stanley 2.699% 1/22/2031 (d)		30,822,000	28,725,486
Morgan Stanley 2.802% 1/25/2052 (d)		105,000	64,693
Morgan Stanley 2.943% 1/21/2033 (d)		6,859,000	6,178,524
Morgan Stanley 3.125% 7/27/2026		22,000	21,798
Morgan Stanley 3.217% 4/22/2042 (d)		350,000	266,635
Morgan Stanley 3.622% 4/1/2031 (d)		13,084,000	12,659,602
Morgan Stanley 3.772% 1/24/2029 (d)		2,740,000	2,712,636
Morgan Stanley 3.79% 3/21/2030 (d)	EUR	100,000	120,250
Morgan Stanley 3.955% 3/21/2035 (d)	EUR	450,000	536,402
Morgan Stanley 4.099% 5/22/2036 (d)	EUR	300,000	359,111
Morgan Stanley 4.35% 9/8/2026		2,070,000	2,071,574
Morgan Stanley 4.431% 1/23/2030 (d)		4,461,000	4,480,611
Morgan Stanley 4.457% 4/22/2039 (d)		158,000	147,192
Morgan Stanley 4.654% 10/18/2030 (d)		40,360,000	40,747,885
Morgan Stanley 4.994% 4/12/2029 (d)		1,552,000	1,580,829
Morgan Stanley 5.042% 7/19/2030 (d)		7,761,000	7,950,406
Morgan Stanley 5.123% 2/1/2029 (d)		5,851,000	5,975,881
Morgan Stanley 5.173% 1/16/2030 (d)		3,536,000	3,634,668
Morgan Stanley 5.192% 4/17/2031 (d)		6,644,000	6,848,469
Morgan Stanley 5.23% 1/15/2031 (d)		4,395,000	4,536,514
Morgan Stanley 5.25% 4/21/2034 (d)		259,000	264,417
Morgan Stanley 5.32% 7/19/2035 (d)		550,000	560,480
Morgan Stanley 5.424% 7/21/2034 (d)		265,000	273,595
Morgan Stanley 5.449% 7/20/2029 (d)		2,058,000	2,123,674
Morgan Stanley 5.587% 1/18/2036 (d)		2,505,000	2,589,945
Morgan Stanley 5.652% 4/13/2028 (d)		400,000	408,588
Morgan Stanley 5.656% 4/18/2030 (d)		444,000	463,668
Morgan Stanley 5.664% 4/17/2036 (d)		3,147,000	3,275,638
Morgan Stanley 5.831% 4/19/2035 (d)		1,388,000	1,464,818
Morgan Stanley 6.407% 11/1/2029 (d)		23,462,000	24,939,706
MSCI Inc 5.25% 9/1/2035		3,677,000	3,647,569
Nuveen LLC 5.55% 1/15/2030 (c)		200,000	209,459
S&P Global Inc 2.9% 3/1/2032		415,000	379,106
S&P Global Inc 3.25% 12/1/2049		315,000	218,639
Sammons Financial Group Global Funding 5.05% 1/10/2028 (c)		4,200,000	4,272,045
Sammons Financial Group Global Funding 5.1% 12/10/2029 (c)		12,900,000	13,236,729
State Street Bank & Trust Co 4.782% 11/23/2029		4,550,000	4,677,121
VFH Parent LLC / Valor Co-Issuer Inc 7.5% 6/15/2031 (c)		300,000	314,900
			456,691,283
Consumer Finance - 0.3%
Ally Financial Inc 5.543% 1/17/2031 (d)		8,200,000	8,381,520
Ally Financial Inc 5.548% 7/31/2033 (d)		5,500,000	5,530,434
Ally Financial Inc 6.646% 1/17/2040 (d)		100,000	99,239
Ally Financial Inc 6.7% 2/14/2033		265,000	275,192
Ally Financial Inc 7.1% 11/15/2027		6,180,000	6,517,655
American Express Co 1.65% 11/4/2026		60,000	58,332
American Express Co 4.918% 7/20/2033 (d)		790,000	800,101
American Express Co 5.016% 4/25/2031 (d)		1,148,000	1,179,600
American Express Co 5.085% 1/30/2031 (d)		11,600,000	11,955,665
American Express Co 5.667% 4/25/2036 (d)		2,085,000	2,178,620
American Express Co U.S. SOFR Index + 0.93%, 5.2867% 7/26/2028 (b)(d)		3,700,000	3,721,064
Capital One Financial Corp 1.878% 11/2/2027 (d)		63,000	61,212
Capital One Financial Corp 2.618% 11/2/2032 (d)		45,000	39,965
Capital One Financial Corp 3.8% 1/31/2028		7,795,000	7,725,342
Capital One Financial Corp 4.5% 1/30/2026		6,463,000	6,460,399
Capital One Financial Corp 5.247% 7/26/2030 (d)		6,880,000	7,075,316
Capital One Financial Corp 7.624% 10/30/2031 (d)		3,995,000	4,532,608
Credit Acceptance Corp 6.625% 3/15/2030 (c)		100,000	101,294
FirstCash Inc 5.625% 1/1/2030 (c)		100,000	99,834
Ford Motor Credit Co LLC 2.7% 8/10/2026		1,100,000	1,077,967
Ford Motor Credit Co LLC 2.9% 2/10/2029		2,625,000	2,416,379
Ford Motor Credit Co LLC 2.9% 2/16/2028		275,000	260,823
Ford Motor Credit Co LLC 3.625% 6/17/2031		8,245,000	7,422,799
Ford Motor Credit Co LLC 4% 11/13/2030		265,000	246,409
Ford Motor Credit Co LLC 4.125% 8/17/2027		895,000	877,878
Ford Motor Credit Co LLC 4.271% 1/9/2027		85,000	84,170
Ford Motor Credit Co LLC 4.445% 2/14/2030	EUR	400,000	476,853
Ford Motor Credit Co LLC 4.542% 8/1/2026		200,000	199,340
Ford Motor Credit Co LLC 5.113% 5/3/2029		400,000	394,483
Ford Motor Credit Co LLC 5.125% 11/5/2026		7,500,000	7,512,383
Ford Motor Credit Co LLC 5.303% 9/6/2029		4,800,000	4,765,680
Ford Motor Credit Co LLC 5.8% 3/8/2029		1,285,000	1,299,260
Ford Motor Credit Co LLC 5.85% 5/17/2027		1,700,000	1,716,982
Ford Motor Credit Co LLC 5.875% 11/7/2029		12,575,000	12,710,181
Ford Motor Credit Co LLC 5.918% 3/20/2028		800,000	811,921
Ford Motor Credit Co LLC 6.184% 8/29/2031	GBP	400,000	541,110
Ford Motor Credit Co LLC 6.798% 11/7/2028		3,215,000	3,346,086
Ford Motor Credit Co LLC 6.86% 6/5/2026	GBP	640,000	876,947
Ford Motor Credit Co LLC U.S. SOFR Index + 1.45%, 5.8036% 11/5/2026 (b)(d)		4,800,000	4,792,342
Navient Corp 6.75% 6/15/2026		120,000	121,310
OneMain Finance Corp 3.875% 9/15/2028		850,000	814,809
OneMain Finance Corp 4% 9/15/2030		425,000	392,858
OneMain Finance Corp 5.375% 11/15/2029		94,000	92,944
OneMain Finance Corp 6.125% 5/15/2030		150,000	152,143
OneMain Finance Corp 6.625% 5/15/2029		1,355,000	1,393,329
OneMain Finance Corp 6.75% 3/15/2032		60,000	61,424
OneMain Finance Corp 7.125% 11/15/2031		60,000	62,338
OneMain Finance Corp 7.125% 9/15/2032		250,000	260,315
OneMain Finance Corp 7.5% 5/15/2031		605,000	634,218
OneMain Finance Corp 7.875% 3/15/2030		215,000	227,466
PRA Group Inc 5% 10/1/2029 (c)		205,000	192,622
Synchrony Financial 2.875% 10/28/2031		1,684,000	1,493,314
Synchrony Financial 3.95% 12/1/2027		9,779,000	9,646,832
Synchrony Financial 5.019% 7/29/2029 (d)		1,283,000	1,292,024
Synchrony Financial 5.15% 3/19/2029		685,000	693,385
Synchrony Financial 5.45% 3/6/2031 (d)		1,783,000	1,816,439
Synchrony Financial 5.935% 8/2/2030 (d)		2,546,000	2,636,834
Synchrony Financial 7.25% 2/2/2033		1,412,000	1,487,951
Toyota Motor Credit Corp 4.5% 5/14/2027		10,800,000	10,890,418
			152,986,358
Financial Services - 0.3%
Aircastle Ltd / Aircastle Ireland DAC 5.75% 10/1/2031 (c)		1,700,000	1,773,505
Aon Corp / Aon Global Holdings PLC 5.35% 2/28/2033		101,000	104,529
AT&T Reign II Multi-Property Lease-Backed Pass-Through Trust 6.088% 12/15/2044 (c)		1,390,000	1,390,791
Aviation Capital Group LLC 5.125% 4/10/2030 (c)		10,600,000	10,774,639
Aviation Capital Group LLC 5.375% 7/15/2029 (c)		3,800,000	3,896,917
Block Inc 2.75% 6/1/2026		210,000	206,442
Block Inc 3.5% 6/1/2031		435,000	401,855
Block Inc 5.625% 8/15/2030 (c)		120,000	122,664
Block Inc 6% 8/15/2033 (c)		95,000	97,532
Block Inc 6.5% 5/15/2032		1,100,000	1,139,742
Boost Newco Borrower LLC 7.5% 1/15/2031 (c)		830,000	880,579
BP Capital Markets America Inc 2.721% 1/12/2032		1,002,000	902,598
BP Capital Markets America Inc 2.772% 11/10/2050		119,000	71,680
BP Capital Markets America Inc 2.939% 6/4/2051		186,000	115,237
BP Capital Markets America Inc 3% 2/24/2050		278,000	176,833
BP Capital Markets America Inc 3.001% 3/17/2052		373,000	233,572
BP Capital Markets America Inc 4.812% 2/13/2033		2,409,000	2,416,677
BP Capital Markets America Inc 4.893% 9/11/2033		829,000	833,786
BP Capital Markets America Inc 5.227% 11/17/2034		445,000	454,558
Clue Opco LLC 9.5% 10/15/2031 (c)		6,522,000	6,943,354
Consumers 2023 Securitization Funding LLC 5.21% 9/1/2031		473,000	486,638
Corebridge Financial Inc 3.9% 4/5/2032		6,908,000	6,532,818
Corebridge Financial Inc 4.35% 4/5/2042		701,000	589,821
Corebridge Financial Inc 4.4% 4/5/2052		2,074,000	1,656,201
Corebridge Global Funding 4.65% 8/20/2027 (c)		1,100,000	1,110,577
Corebridge Global Funding 4.9% 8/21/2032 (c)		380,000	381,098
CRH SMW Finance DAC 5.125% 1/9/2030		2,175,000	2,237,877
CRH SMW Finance DAC 5.2% 5/21/2029		1,165,000	1,202,494
DH Europe Finance II Sarl 3.25% 11/15/2039		305,000	246,433
Equitable Holdings Inc 4.572% 2/15/2029 (c)		2,002,000	2,004,906
Essent Group Ltd 6.25% 7/1/2029		3,000,000	3,146,642
Fidelity National Information Services Inc 4.5% 8/15/2046		58,000	47,363
Fiserv Inc 3.5% 7/1/2029		7,395,000	7,180,684
Fiserv Inc 4.55% 2/15/2031		1,865,000	1,864,666
Fiserv Inc 5.45% 3/2/2028		1,260,000	1,296,084
Freedom Mortgage Corp 12% 10/1/2028 (c)		400,000	427,212
Freedom Mortgage Holdings LLC 8.375% 4/1/2032 (c)		580,000	598,202
Global Payments Inc 2.9% 5/15/2030		246,000	227,055
Global Payments Inc 3.2% 8/15/2029		80,000	75,961
Greystone Commercial Capital Trust Series 2021-2 1 month U.S. LIBOR + 2.27%, 7.2302% 5/31/2026 (b)(c)(d)(j)		7,691,819	6,845,719
Icahn Enterprises LP / Icahn Enterprises Finance Corp 10% 11/15/2029 (c)		285,000	282,117
Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.25% 5/15/2027		263,000	256,560
Icahn Enterprises LP / Icahn Enterprises Finance Corp 6.25% 5/15/2026		204,000	203,661
Icahn Enterprises LP / Icahn Enterprises Finance Corp 9% 6/15/2030		1,270,000	1,209,847
Icahn Enterprises LP / Icahn Enterprises Finance Corp 9.75% 1/15/2029		450,000	447,345
ILFC E-Capital Trust I CME Term SOFR 3 month Index + 1.8116%, 6.43% 12/21/2065 (b)(c)(d)		156,000	130,966
Jackson Financial Inc 3.125% 11/23/2031		750,000	677,791
Jackson Financial Inc 5.17% 6/8/2027		2,958,000	2,996,095
Jackson Financial Inc 5.67% 6/8/2032		3,183,000	3,294,335
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 3% 5/15/2032		7,125,000	6,309,765
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 3.625% 1/15/2032		2,224,000	2,049,788
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 4.375% 2/2/2052		1,620,000	1,234,552
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 6.5% 12/1/2052		1,976,000	2,016,488
Jefferson Capital Holdin 8.25% 5/15/2030 (c)		100,000	104,711
National Rural Utilities Cooperative Finance Corp 5.15% 6/15/2029		4,000,000	4,148,266
Nationstar Mortgage Holdings Inc 5.5% 8/15/2028 (c)		95,000	94,808
Nationstar Mortgage Holdings Inc 5.75% 11/15/2031 (c)		2,000,000	2,019,022
Nationstar Mortgage Holdings Inc 6% 1/15/2027 (c)		809,000	807,491
Nationstar Mortgage Holdings Inc 6.5% 8/1/2029 (c)		275,000	281,547
NCR Atleos Corp 9.5% 4/1/2029 (c)		1,432,000	1,552,749
NFE Financing LLC 12% 11/15/2029 (c)		88,505	32,525
PennyMac Financial Services Inc 4.25% 2/15/2029 (c)		2,325,000	2,242,479
PennyMac Financial Services Inc 5.75% 9/15/2031 (c)		575,000	564,165
PennyMac Financial Services Inc 6.75% 2/15/2034 (c)		320,000	322,183
PennyMac Financial Services Inc 6.875% 2/15/2033 (c)		100,000	102,175
PennyMac Financial Services Inc 6.875% 5/15/2032 (c)		250,000	255,959
Penske Truck Leasing Co Lp / PTL Finance Corp 1.2% 11/15/2025 (c)		83,000	82,438
Penske Truck Leasing Co Lp / PTL Finance Corp 5.25% 7/1/2029 (c)		350,000	360,640
Penske Truck Leasing Co Lp / PTL Finance Corp 5.35% 3/30/2029 (c)		300,000	309,171
Penske Truck Leasing Co Lp / PTL Finance Corp 5.55% 5/1/2028 (c)		3,375,000	3,479,754
Penske Truck Leasing Co Lp / PTL Finance Corp 6.05% 8/1/2028 (c)		2,105,000	2,202,433
Pine Street Trust II 5.568% 2/15/2049 (c)		7,800,000	7,172,216
Private Export Funding Corp 1.4% 7/15/2028		2,605,000	2,427,250
Radian Group Inc 6.2% 5/15/2029		250,000	261,789
Rocket Cos Inc 6.125% 8/1/2030 (c)		375,000	385,856
Rocket Cos Inc 6.375% 8/1/2033 (c)		770,000	799,049
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc 2.875% 10/15/2026 (c)		393,000	384,692
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc 3.625% 3/1/2029 (c)		265,000	252,640
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc 3.875% 3/1/2031 (c)		71,000	66,347
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc 4% 10/15/2033 (c)		17,000	15,327
Sammons Financial Group Inc 6.875% 4/15/2034 (c)		5,700,000	6,178,712
Shift4 Payments LLC / Shift4 Payments Finance Sub Inc 6.75% 8/15/2032 (c)		580,000	601,382
United Wholesale Mortgage LLC 5.5% 4/15/2029 (c)		100,000	98,485
UWM Holdings LLC 6.625% 2/1/2030 (c)		305,000	309,839
Visa Inc 2.7% 4/15/2040		183,000	138,937
Visa Inc 3.125% 5/15/2033	EUR	905,000	1,061,207
Visa Inc 3.875% 5/15/2044	EUR	535,000	623,174
Walker & Dunlop Inc 6.625% 4/1/2033 (c)		120,000	124,849
WEX Inc 6.5% 3/15/2033 (c)		250,000	255,791
Windstream Services LLC / Windstream Escrow Finance Corp 8.25% 10/1/2031 (c)		405,000	421,272
			132,746,581
Insurance - 0.5%
Acrisure LLC / Acrisure Finance Inc 4.25% 2/15/2029 (c)		100,000	96,314
Acrisure LLC / Acrisure Finance Inc 6.75% 7/1/2032 (c)		60,000	61,560
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 4.25% 10/15/2027 (c)		340,000	335,171
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.5% 10/1/2031 (c)		125,000	127,778
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 4/15/2028 (c)		100,000	102,009
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 7.375% 10/1/2032 (c)		100,000	103,024
Aon Corp 6.25% 9/30/2040		7,000	7,525
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves 7.875% 11/1/2029 (c)		375,000	389,168
Arch Capital Finance LLC 4.011% 12/15/2026		8,495,000	8,480,006
Arthur J Gallagher & Co 4.6% 12/15/2027		8,800,000	8,878,482
Arthur J Gallagher & Co 4.85% 12/15/2029		4,455,000	4,541,467
Athene Holding Ltd 6.875% 6/28/2055 (d)		315,000	317,498
Baylor Scott & White Holdings 1.777% 11/15/2030		870,000	769,760
Baylor Scott & White Holdings 2.839% 11/15/2050		120,000	75,174
Berkshire Hathaway Fin Corp 2.5% 1/15/2051		355,000	209,584
Berkshire Hathaway Fin Corp 3.85% 3/15/2052		374,000	284,003
Brown & Brown Inc 4.6% 12/23/2026		2,100,000	2,109,845
Brown & Brown Inc 5.25% 6/23/2032		325,000	332,206
Brown & Brown Inc 5.55% 6/23/2035		405,000	412,810
Chubb Corp/The 6% 5/11/2037		130,000	140,950
Chubb INA Holdings LLC 1.55% 3/15/2028	EUR	4,600,000	5,253,314
CNA Financial Corp 3.9% 5/1/2029		1,400,000	1,379,751
CNA Financial Corp 5.125% 2/15/2034		115,000	115,041
CNO Global Funding 4.875% 12/10/2027 (c)		3,500,000	3,547,433
CNO Global Funding 4.95% 9/9/2029 (c)		3,915,000	4,004,375
CNO Global Funding 5.875% 6/4/2027 (c)		450,000	461,616
Equitable Financial Life Global Funding 4.875% 11/19/2027 (c)		8,400,000	8,513,527
Everest Reinsurance Holdings Inc 3.5% 10/15/2050		2,100,000	1,420,651
F&G Global Funding 5.875% 6/10/2027 (c)		3,000,000	3,077,871
Farmers Exchange Capital II 6.151% 11/1/2053 (c)(d)		1,000,000	969,392
Farmers Exchange Capital III 5.454% 10/15/2054 (c)(d)		3,335,000	3,063,484
Five Corners Funding Trust II 2.85% 5/15/2030 (c)		12,846,000	12,010,574
Guardian Life Global Funding 4.179% 9/26/2029 (c)		190,000	190,165
Guardian Life Global Funding 5.737% 10/2/2028 (c)		200,000	209,371
HUB International Ltd 7.25% 6/15/2030 (c)		295,000	308,562
HUB International Ltd 7.375% 1/31/2032 (c)		100,000	105,183
Jackson National Life Global Funding 5.35% 1/13/2030 (c)		6,100,000	6,326,502
Liberty Mutual Group Inc 4.125% 12/15/2051 (c)(d)		100,000	98,075
Liberty Mutual Group Inc 4.569% 2/1/2029 (c)		9,380,000	9,435,623
Lincoln National Corp 3.05% 1/15/2030		398,000	378,940
Lincoln National Corp 3.4% 1/15/2031		2,550,000	2,397,237
Lincoln National Corp 6.3% 10/9/2037		110,000	116,660
Markel Group Inc 4.3% 11/1/2047		900,000	716,984
Marsh & McLennan Cos Inc 4.65% 3/15/2030		5,500,000	5,597,931
MassMutual Global Funding II 4.3% 10/22/2027 (c)		11,000,000	11,053,114
MassMutual Global Funding II 4.45% 3/27/2028 (c)		3,500,000	3,540,630
MetLife Inc 4.125% 8/13/2042		49,000	41,118
MetLife Inc 5% 7/15/2052		270,000	243,364
MetLife Inc 6.5% 12/15/2032		20,000	22,469
Metropolitan Life Global Funding I 2.4% 1/11/2032 (c)		1,960,000	1,716,555
Metropolitan Life Global Funding I 4.3% 8/25/2029 (c)		2,000,000	2,006,593
Metropolitan Life Global Funding I 5.15% 3/28/2033 (c)		920,000	945,886
Mutual of Omaha Cos Global Funding 4.75% 10/15/2029 (c)		1,600,000	1,624,081
Mutual of Omaha Cos Global Funding 5% 4/1/2030 (c)		2,100,000	2,149,736
Mutual of Omaha Cos Global Funding 5.35% 4/9/2027 (c)		3,250,000	3,305,112
New York Life Global Funding 3% 1/10/2028 (c)		107,000	104,521
New York Life Global Funding 5% 6/6/2029 (c)		3,500,000	3,602,801
New York Life Insurance Co 5.875% 5/15/2033 (c)		1,004,000	1,056,615
New York Life Insurance Co 6.75% 11/15/2039 (c)		8,000	9,020
Northwestern Mutual Global Funding 4.49% 3/21/2028 (c)		4,800,000	4,860,425
Northwestern Mutual Global Funding 5.16% 5/28/2031 (c)		280,000	290,282
Pacific Life Global Funding II 4.5% 8/28/2029 (c)		5,100,000	5,139,270
Panther Escrow Issuer LLC 7.125% 6/1/2031 (c)		290,000	300,930
Pricoa Global Funding I 4.4% 8/27/2027 (c)		6,200,000	6,240,775
Principal Financial Group Inc 4.111% 2/15/2028 (c)		388,000	387,132
Principal Life Global Funding II 3% 4/18/2026 (c)		17,000	16,859
Principal Life Global Funding II 4.8% 1/9/2028 (c)		11,500,000	11,664,384
Principal Life Global Funding II 4.95% 11/27/2029 (c)		7,500,000	7,663,036
Protective Life Global Funding 1.9% 7/6/2028 (c)		1,595,000	1,498,159
Protective Life Global Funding 4.772% 12/9/2029 (c)		12,700,000	12,948,736
Protective Life Global Funding 5.215% 6/12/2029 (c)		3,000,000	3,107,253
Protective Life Global Funding 5.467% 12/8/2028 (c)		333,000	345,620
RGA Global Funding 5.448% 5/24/2029 (c)		2,000,000	2,075,072
Ryan Specialty LLC 4.375% 2/1/2030 (c)		165,000	159,473
Ryan Specialty LLC 5.875% 8/1/2032 (c)		275,000	276,881
Teachers Insurance & Annuity Association of America 3.3% 5/15/2050 (c)		1,220,000	811,856
Teachers Insurance & Annuity Association of America 4.27% 5/15/2047 (c)		43,000	34,655
Teachers Insurance & Annuity Association of America 4.9% 9/15/2044 (c)		14,000	12,585
Unum Group 4% 6/15/2029		6,961,000	6,857,830
Unum Group 4.046% 8/15/2041 (c)		165,000	131,196
Unum Group 4.125% 6/15/2051		1,500,000	1,103,417
Unum Group 5.75% 8/15/2042		2,123,000	2,065,115
Western-Southern Global Funding 4.5% 7/16/2028 (c)		9,600,000	9,664,286
Western-Southern Global Funding 4.9% 5/1/2030 (c)		1,411,000	1,438,423
			207,987,861
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
Arbor Realty SR Inc 9% 10/15/2027 (c)		3,000,000	2,993,155
Arbor Realty Trust Inc 4.5% 3/15/2027 (c)		877,000	800,273
Arbor Realty Trust Inc 4.5% 9/1/2026 (c)		570,000	554,056
Arbor Realty Trust Inc 5% 4/30/2026		146,000	144,489
Great Ajax Operating Partnership LP 9.875% 9/1/2027 (c)		672,000	658,633
Starwood Property Trust Inc 6.5% 7/1/2030 (c)		245,000	254,281
Starwood Property Trust Inc 7.25% 4/1/2029 (c)		400,000	419,182
			5,824,069
TOTAL FINANCIALS			1,746,591,085

Health Care - 0.8%
Biotechnology - 0.1%
AbbVie Inc 4.05% 11/21/2039		8,538,000	7,512,902
AbbVie Inc 4.25% 11/21/2049		515,000	419,607
AbbVie Inc 4.55% 3/15/2035		2,200,000	2,153,957
AbbVie Inc 4.7% 5/14/2045		4,915,000	4,406,024
AbbVie Inc 5.05% 3/15/2034		1,760,000	1,793,028
AbbVie Inc 5.6% 3/15/2055		570,000	564,519
Amgen Inc 2.77% 9/1/2053		291,000	169,867
Amgen Inc 3% 1/15/2052		316,000	202,325
Amgen Inc 3.15% 2/21/2040		155,000	119,981
Amgen Inc 3.2% 11/2/2027		1,000,000	981,230
Amgen Inc 4.663% 6/15/2051		475,000	403,247
Amgen Inc 4.875% 3/1/2053		1,047,000	904,139
Amgen Inc 5.15% 3/2/2028		3,855,000	3,945,060
Amgen Inc 5.25% 3/2/2030		4,630,000	4,796,189
Amgen Inc 5.6% 3/2/2043		3,307,000	3,268,227
Biogen Inc 2.25% 5/1/2030		790,000	719,207
Gilead Sciences Inc 1.65% 10/1/2030		172,000	151,966
Gilead Sciences Inc 2.6% 10/1/2040		280,000	201,896
Gilead Sciences Inc 4.5% 2/1/2045		190,000	165,954
			32,879,325
Health Care Equipment & Supplies - 0.0%
AdaptHealth LLC 4.625% 8/1/2029 (c)		128,000	121,023
Avantor Funding Inc 3.875% 11/1/2029 (c)		55,000	52,258
Avantor Funding Inc 4.625% 7/15/2028 (c)		873,000	859,196
Baxter International Inc 2.272% 12/1/2028		1,000,000	938,414
Baxter International Inc 3.132% 12/1/2051		200,000	122,822
Becton Dickinson & Co 4.874% 2/8/2029		1,250,000	1,275,268
Becton Dickinson & Co 5.081% 6/7/2029		307,000	315,571
Hologic Inc 3.25% 2/15/2029 (c)		601,000	574,175
Hologic Inc 4.625% 2/1/2028 (c)		33,000	32,678
Insulet Corp 6.5% 4/1/2033 (c)		120,000	124,410
Medline Borrower LP 3.875% 4/1/2029 (c)		5,037,000	4,836,763
Medline Borrower LP 5.25% 10/1/2029 (c)		198,000	196,075
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (c)		350,000	359,553
Solventum Corp 5.4% 3/1/2029		553,000	576,576
Solventum Corp 5.6% 3/23/2034		953,000	989,677
Solventum Corp 6% 5/15/2064		28,000	27,927
Stryker Corp 3.375% 9/11/2032	EUR	2,300,000	2,703,720
Stryker Corp 4.25% 9/11/2029		2,200,000	2,207,386
Stryker Corp 5.2% 2/10/2035		1,750,000	1,789,987
Teleflex Inc 4.25% 6/1/2028 (c)		260,000	254,714
Zimmer Biomet Holdings Inc 5.5% 2/19/2035		855,000	882,189
			19,240,382
Health Care Providers & Services - 0.6%
Acadia Healthcare Co Inc 5% 4/15/2029 (c)		468,000	457,428
Acadia Healthcare Co Inc 5.5% 7/1/2028 (c)		118,000	117,405
Acadia Healthcare Co Inc 7.375% 3/15/2033 (c)		220,000	229,104
Aetna Inc 4.5% 5/15/2042		6,000	4,992
Aetna Inc 4.75% 3/15/2044		95,000	79,647
AHS Hospital Corp 2.78% 7/1/2051		315,000	192,722
AMN Healthcare Inc 4.625% 10/1/2027 (c)		3,050,000	3,000,745
Ascension Health 2.532% 11/15/2029		295,000	277,463
Ascension Health 3.106% 11/15/2039		610,000	478,189
BayCare Health System Inc 3.831% 11/15/2050		2,320,000	1,753,268
Cardinal Health Inc 4.5% 9/15/2030		2,900,000	2,905,280
Cencora Inc 2.7% 3/15/2031		5,980,000	5,480,166
Cencora Inc 5.125% 2/15/2034		250,000	252,754
Centene Corp 2.45% 7/15/2028		9,865,000	9,113,646
Centene Corp 2.5% 3/1/2031		3,755,000	3,199,514
Centene Corp 2.625% 8/1/2031		11,006,000	9,327,325
Centene Corp 3% 10/15/2030		1,673,000	1,478,409
Centene Corp 3.375% 2/15/2030		4,420,000	4,027,961
Centene Corp 4.25% 12/15/2027		5,569,000	5,438,430
Centene Corp 4.625% 12/15/2029		9,862,000	9,498,272
Children's Health System of Texas 2.511% 8/15/2050		360,000	206,396
Children's Hospital Corp/The 4.115% 1/1/2047		265,000	216,196
CHS/Community Health Systems Inc 10.875% 1/15/2032 (c)		200,000	211,646
Cigna Group/The 2.375% 3/15/2031		2,003,000	1,796,221
Cigna Group/The 2.4% 3/15/2030		1,499,000	1,381,709
Cigna Group/The 3.2% 3/15/2040		2,430,000	1,850,442
Cigna Group/The 4.375% 10/15/2028		6,825,000	6,862,010
Cigna Group/The 4.5% 2/25/2026		2,521,000	2,521,959
CommonSpirit Health 5.205% 12/1/2031		9,840,000	10,170,353
CVS Health Corp 1.3% 8/21/2027		400,000	377,695
CVS Health Corp 1.75% 8/21/2030		1,275,000	1,114,303
CVS Health Corp 1.875% 2/28/2031		2,540,000	2,198,940
CVS Health Corp 4.78% 3/25/2038		1,650,000	1,518,389
CVS Health Corp 5.05% 3/25/2048		3,750,000	3,214,860
CVS Health Corp 5.125% 7/20/2045		1,834,000	1,616,568
CVS Health Corp 6.75% 12/10/2054 (d)		655,000	663,979
CVS Health Corp 7% 3/10/2055 (d)		1,750,000	1,821,939
CVS Health Corp equipment trust certificate 5.773% 1/10/2033 (c)		6,765	6,857
DaVita Inc 3.75% 2/15/2031 (c)		1,956,000	1,784,857
DaVita Inc 4.625% 6/1/2030 (c)		842,000	810,614
DaVita Inc 6.75% 7/15/2033 (c)		470,000	487,121
DaVita Inc 6.875% 9/1/2032 (c)		130,000	134,489
Elevance Health Inc 3.6% 3/15/2051		417,000	288,836
Elevance Health Inc 3.65% 12/1/2027		1,260,000	1,249,291
Elevance Health Inc 4.101% 3/1/2028		1,570,000	1,568,890
Elevance Health Inc 4.55% 5/15/2052		123,000	99,185
Elevance Health Inc 4.625% 5/15/2042		1,770,000	1,548,595
Elevance Health Inc 4.95% 11/1/2031		7,265,000	7,391,753
Elevance Health Inc 5.2% 2/15/2035		2,590,000	2,605,813
Elevance Health Inc 6.1% 10/15/2052		263,000	264,959
Encompass Health Corp 4.625% 4/1/2031		41,000	39,751
Encompass Health Corp 4.75% 2/1/2030		366,000	360,818
HAH Group Holding Co LLC 9.75% 10/1/2031 (c)		160,000	147,935
HCA Inc 2.375% 7/15/2031		775,000	683,229
HCA Inc 3.5% 7/15/2051		1,544,000	1,013,256
HCA Inc 3.5% 9/1/2030		503,000	479,381
HCA Inc 3.625% 3/15/2032		336,000	312,494
HCA Inc 4.125% 6/15/2029		8,390,000	8,309,646
HCA Inc 4.5% 2/15/2027		709,000	709,561
HCA Inc 4.625% 3/15/2052		1,540,000	1,222,959
HCA Inc 5.2% 6/1/2028		3,210,000	3,287,982
HCA Inc 5.25% 3/1/2030		145,000	149,837
HCA Inc 5.25% 6/15/2049		510,000	450,243
HCA Inc 5.45% 4/1/2031		2,027,000	2,103,971
HCA Inc 5.45% 9/15/2034		223,000	225,857
HCA Inc 5.6% 4/1/2034		699,000	718,429
HCA Inc 5.625% 9/1/2028		2,049,000	2,113,179
HCA Inc 5.75% 3/1/2035		1,704,000	1,752,910
HCA Inc 5.875% 2/1/2029		120,000	125,082
HCA Inc 6% 4/1/2054		110,000	106,158
HCA Inc 7.75% 7/15/2036		2,675,000	3,083,015
HealthEquity Inc 4.5% 10/1/2029 (c)		260,000	251,339
Humana Inc 5.375% 4/15/2031		200,000	206,428
Humana Inc 5.55% 5/1/2035		2,650,000	2,679,495
Icon Investments Six DAC 5.809% 5/8/2027		800,000	816,618
Kaiser Foundation Hospitals 2.81% 6/1/2041		5,570,000	4,010,018
Kaiser Foundation Hospitals 3.002% 6/1/2051		975,000	623,434
LifePoint Health Inc 11% 10/15/2030 (c)		100,000	110,237
Memorial Sloan-Kettering Cancer Center 2.955% 1/1/2050		290,000	186,506
Memorial Sloan-Kettering Cancer Center 5% 7/1/2042		350,000	331,202
Methodist Hospital/The 2.705% 12/1/2050		820,000	496,059
ModivCare Inc 10% 10/1/2029 pay-in-kind (c)(g)		1,115,100	34,846
Molina Healthcare Inc 3.875% 11/15/2030 (c)		100,000	91,856
Molina Healthcare Inc 3.875% 5/15/2032 (c)		155,000	138,589
Molina Healthcare Inc 6.25% 1/15/2033 (c)		1,390,000	1,399,886
New York and Presbyterian Hospital/The 4.024% 8/1/2045		600,000	490,111
New York and Presbyterian Hospital/The 4.063% 8/1/2056		390,000	299,413
NYU Langone Hospitals 4.368% 7/1/2047		810,000	685,184
OhioHealth Corp 2.297% 11/15/2031		8,505,000	7,601,763
Orlando Health Obligated Group 5.475% 10/1/2035		1,745,000	1,812,310
Owens & Minor Inc 4.5% 3/31/2029 (c)		255,000	216,578
Owens & Minor Inc 6.625% 4/1/2030 (c)		134,000	116,236
PeaceHealth Obligated Group 1.375% 11/15/2025		165,000	163,996
Piedmont Healthcare Inc 2.719% 1/1/2042		1,780,000	1,235,584
Piedmont Healthcare Inc 2.864% 1/1/2052		1,055,000	648,746
Providence St Joseph Health Obligated Group 2.532% 10/1/2029		2,405,000	2,242,000
Providence St Joseph Health Obligated Group 2.746% 10/1/2026		180,000	177,191
Quest Diagnostics Inc 2.95% 6/30/2030		54,000	50,764
Quest Diagnostics Inc 4.625% 12/15/2029		4,830,000	4,904,393
Quest Diagnostics Inc 6.4% 11/30/2033		150,000	165,265
Sabra Health Care LP 3.2% 12/1/2031		8,620,000	7,788,739
Select Medical Corp 6.25% 12/1/2032 (c)		270,000	271,561
Sentara Health 2.927% 11/1/2051		565,000	347,111
Stanford Health Care 3.027% 8/15/2051		680,000	437,452
Star Parent Inc 9% 10/1/2030 (c)		100,000	105,864
Sutter Health 4.091% 8/15/2048		780,000	618,982
Tenet Healthcare Corp 4.25% 6/1/2029		1,713,000	1,667,645
Tenet Healthcare Corp 4.375% 1/15/2030		440,000	427,271
Tenet Healthcare Corp 4.625% 6/15/2028		3,219,000	3,182,470
Tenet Healthcare Corp 5.125% 11/1/2027		3,255,000	3,245,545
Tenet Healthcare Corp 6.125% 6/15/2030		788,000	800,035
Toledo Hospital/The Series 2018 B, 5.325% 11/15/2028		2,792,000	2,815,147
UnitedHealth Group Inc 2.75% 5/15/2040		700,000	508,195
UnitedHealth Group Inc 3.05% 5/15/2041		2,030,000	1,495,256
UnitedHealth Group Inc 3.25% 5/15/2051		3,742,000	2,441,802
UnitedHealth Group Inc 3.5% 8/15/2039		1,025,000	832,019
UnitedHealth Group Inc 3.75% 10/15/2047		32,000	23,785
UnitedHealth Group Inc 3.875% 8/15/2059		23,000	16,013
UnitedHealth Group Inc 3.95% 10/15/2042		17,000	13,801
UnitedHealth Group Inc 4.25% 4/15/2047		770,000	620,176
UnitedHealth Group Inc 4.25% 6/15/2048		575,000	460,006
UnitedHealth Group Inc 4.4% 6/15/2028		5,000,000	5,048,315
UnitedHealth Group Inc 4.5% 4/15/2033		3,770,000	3,695,304
UnitedHealth Group Inc 4.625% 11/15/2041		110,000	97,586
UnitedHealth Group Inc 4.8% 1/15/2030		6,450,000	6,590,087
UnitedHealth Group Inc 5.05% 4/15/2053		195,000	171,148
UnitedHealth Group Inc 5.15% 7/15/2034		3,536,000	3,592,627
UnitedHealth Group Inc 5.2% 4/15/2063		8,010,000	7,037,771
UnitedHealth Group Inc 5.3% 6/15/2035		1,160,000	1,185,784
UnitedHealth Group Inc 5.35% 2/15/2033		1,680,000	1,737,892
UnitedHealth Group Inc 5.5% 7/15/2044		4,505,000	4,376,537
UnitedHealth Group Inc 5.625% 7/15/2054		880,000	837,640
UnitedHealth Group Inc 5.75% 7/15/2064		250,000	239,343
UnitedHealth Group Inc 5.8% 3/15/2036		820,000	863,085
UnitedHealth Group Inc 5.875% 2/15/2053		43,000	42,491
UPMC 5.035% 5/15/2033		800,000	809,417
UPMC 5.377% 5/15/2043		655,000	624,690
US Acute Care Solutions LLC 9.75% 5/15/2029 (c)		120,000	123,146
			238,071,063
Health Care Technology - 0.0%
IQVIA Inc 5% 10/15/2026 (c)		190,000	189,825
IQVIA Inc 5.7% 5/15/2028		3,150,000	3,250,485
IQVIA Inc 6.25% 6/1/2032 (c)		1,325,000	1,365,833
IQVIA Inc 6.5% 5/15/2030 (c)		85,000	88,141
			4,894,284
Life Sciences Tools & Services - 0.0%
Agilent Technologies Inc 2.3% 3/12/2031		1,245,000	1,117,557
Charles River Laboratories International Inc 3.75% 3/15/2029 (c)		527,000	499,618
Charles River Laboratories International Inc 4.25% 5/1/2028 (c)		175,000	170,902
Illumina Inc 4.65% 9/9/2026		4,500,000	4,511,072
Thermo Fisher Scientific Inc 2.8% 10/15/2041		620,000	447,248
			6,746,397
Pharmaceuticals - 0.1%
1261229 BC Ltd 10% 4/15/2032 (c)		1,100,000	1,142,186
Bausch Health Cos Inc 4.875% 6/1/2028 (c)		580,000	523,450
Bausch Health Cos Inc 5% 1/30/2028 (c)		25,000	21,782
Bausch Health Cos Inc 5% 2/15/2029 (c)		400,000	306,692
Bausch Health Cos Inc 5.25% 1/30/2030 (c)		825,000	600,691
Bausch Health Cos Inc 5.25% 2/15/2031 (c)		4,796,000	3,237,300
Bausch Health Cos Inc 6.25% 2/15/2029 (c)		100,000	78,625
Bausch Health Cos Inc 7% 1/15/2028 (c)		375,000	338,438
Bristol-Myers Squibb Co 2.35% 11/13/2040		407,000	279,833
Bristol-Myers Squibb Co 3.7% 3/15/2052		1,949,000	1,407,658
Bristol-Myers Squibb Co 3.9% 3/15/2062		260,000	184,522
Bristol-Myers Squibb Co 4.125% 6/15/2039		300,000	267,269
Bristol-Myers Squibb Co 5.55% 2/22/2054		1,835,000	1,769,494
Bristol-Myers Squibb Co 5.65% 2/22/2064		1,010,000	967,382
Bristol-Myers Squibb Co 6.4% 11/15/2063		50,000	53,492
Elanco Animal Health Inc 6.65% 8/28/2028 (d)		1,693,000	1,762,598
Eli Lilly & Co 4% 10/15/2028		4,400,000	4,410,614
Eli Lilly & Co 4.6% 8/14/2034		3,066,000	3,048,494
Eli Lilly & Co 4.7% 2/9/2034		3,179,000	3,185,105
Eli Lilly & Co 4.95% 2/27/2063		320,000	284,564
Endo Finance Holdings Inc 8.5% 4/15/2031 (c)		100,000	106,461
Haleon US Capital LLC 3.375% 3/24/2027		250,000	247,098
Haleon US Capital LLC 3.625% 3/24/2032		1,305,000	1,230,500
Jazz Securities DAC 4.375% 1/15/2029 (c)		95,000	93,000
Merck & Co Inc 2.9% 12/10/2061		140,000	80,389
Merck & Co Inc 4% 3/7/2049		200,000	157,558
Mylan Inc 5.2% 4/15/2048		910,000	730,070
Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/2028 (c)		690,000	660,775
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (c)		1,010,000	865,453
Perrigo Finance Unlimited Co 4.9% 6/15/2030 (g)		200,000	195,730
Perrigo Finance Unlimited Co 6.125% 9/30/2032		245,000	246,528
Pfizer Inc 2.7% 5/28/2050		340,000	207,274
Pfizer Inc 3.9% 3/15/2039		86,000	75,039
Pfizer Inc 4.1% 9/15/2038		87,000	78,236
Pfizer Inc 4.3% 6/15/2043		117,000	100,322
Pfizer Inc 4.4% 5/15/2044		280,000	243,973
Pfizer Investment Enterprises Pte Ltd 4.75% 5/19/2033		396,000	396,792
Pfizer Investment Enterprises Pte Ltd 5.3% 5/19/2053		365,000	340,011
Pfizer Netherlands International Finance BV 3.25% 5/19/2032	EUR	590,000	693,683
Roche Holdings Inc 4.79% 3/8/2029 (c)		250,000	255,924
Utah Acquisition Sub Inc 3.95% 6/15/2026		4,915,000	4,886,365
Utah Acquisition Sub Inc 5.25% 6/15/2046		695,000	567,282
Viatris Inc 2.3% 6/22/2027		120,000	115,158
Viatris Inc 3.85% 6/22/2040		12,410,000	9,280,093
Wyeth LLC 5.95% 4/1/2037		32,000	34,136
Zoetis Inc 2% 5/15/2030		173,000	156,783
Zoetis Inc 4.15% 8/17/2028		6,100,000	6,115,622
Zoetis Inc 5% 8/17/2035		495,000	492,977
Zoetis Inc 5.6% 11/16/2032		141,000	149,171
			52,672,592
TOTAL HEALTH CARE			354,504,043

Industrials - 0.6%
Aerospace & Defense - 0.4%
ATI Inc 4.875% 10/1/2029		70,000	68,575
ATI Inc 5.875% 12/1/2027		348,000	347,492
Axon Enterprise Inc 6.125% 3/15/2030 (c)		155,000	159,250
Axon Enterprise Inc 6.25% 3/15/2033 (c)		145,000	149,888
Boeing Co 2.196% 2/4/2026		36,409,000	36,060,052
Boeing Co 2.25% 6/15/2026		810,000	796,622
Boeing Co 2.7% 2/1/2027		246,000	240,451
Boeing Co 2.75% 2/1/2026		5,950,000	5,904,370
Boeing Co 3.1% 5/1/2026		553,000	548,070
Boeing Co 3.25% 2/1/2035		3,280,000	2,798,877
Boeing Co 3.375% 6/15/2046		1,375,000	941,209
Boeing Co 3.55% 3/1/2038		1,335,000	1,091,987
Boeing Co 3.6% 5/1/2034		1,235,000	1,100,644
Boeing Co 3.625% 2/1/2031		500,000	477,415
Boeing Co 3.9% 5/1/2049		985,000	716,566
Boeing Co 5.04% 5/1/2027		4,200,000	4,239,129
Boeing Co 5.15% 5/1/2030		4,430,000	4,543,985
Boeing Co 5.705% 5/1/2040		3,235,000	3,245,937
Boeing Co 5.805% 5/1/2050		1,395,000	1,341,483
Boeing Co 5.93% 5/1/2060		10,573,000	10,152,426
Boeing Co 6.259% 5/1/2027		524,000	539,205
Boeing Co 6.298% 5/1/2029		4,226,000	4,487,696
Boeing Co 6.388% 5/1/2031		1,617,000	1,756,175
Boeing Co 6.528% 5/1/2034		1,517,000	1,661,337
Boeing Co 6.858% 5/1/2054		2,284,000	2,504,620
Boeing Co 7.008% 5/1/2064		2,743,000	3,039,198
BWX Technologies Inc 4.125% 4/15/2029 (c)		442,000	425,380
BWX Technologies Inc 4.125% 6/30/2028 (c)		220,000	214,919
HEICO Corp 5.25% 8/1/2028		1,220,000	1,253,880
Howmet Aerospace Inc 4.85% 10/15/2031		4,900,000	5,014,934
Huntington Ingalls Industries Inc 5.353% 1/15/2030		5,600,000	5,771,326
L3Harris Technologies Inc 5.35% 6/1/2034		137,000	140,371
L3Harris Technologies Inc 5.4% 1/15/2027		3,030,000	3,077,822
L3Harris Technologies Inc 5.6% 7/31/2053		120,000	116,667
Lockheed Martin Corp 4.15% 6/15/2053		290,000	227,320
Lockheed Martin Corp 4.5% 5/15/2036		440,000	424,297
Lockheed Martin Corp 4.7% 12/15/2031		1,150,000	1,173,989
Lockheed Martin Corp 4.7% 5/15/2046		145,000	129,455
Lockheed Martin Corp 4.8% 8/15/2034		130,000	130,406
Moog Inc 4.25% 12/15/2027 (c)		360,000	354,371
Northrop Grumman Corp 4.03% 10/15/2047		728,000	577,355
Northrop Grumman Corp 4.75% 6/1/2043		545,000	491,235
Northrop Grumman Corp 4.95% 3/15/2053		1,209,000	1,075,668
RTX Corp 1.9% 9/1/2031		210,000	181,987
RTX Corp 2.375% 3/15/2032		1,000,000	876,041
RTX Corp 3.03% 3/15/2052		200,000	126,696
RTX Corp 4.125% 11/16/2028		490,000	490,528
RTX Corp 4.5% 6/1/2042		138,000	121,625
RTX Corp 5.15% 2/27/2033		186,000	191,048
RTX Corp 5.375% 2/27/2053		126,000	119,150
RTX Corp 6.4% 3/15/2054		100,000	108,186
Spirit AeroSystems Inc 4.6% 6/15/2028		100,000	99,734
Textron Inc 2.45% 3/15/2031		3,245,000	2,918,687
Textron Inc 3% 6/1/2030		550,000	516,588
TransDigm Inc 6% 1/15/2033 (c)		615,000	621,905
TransDigm Inc 6.25% 1/31/2034 (c)		40,000	41,041
TransDigm Inc 6.375% 3/1/2029 (c)		800,000	819,066
TransDigm Inc 6.375% 5/31/2033 (c)		630,000	638,372
TransDigm Inc 6.625% 3/1/2032 (c)		550,000	566,332
TransDigm Inc 6.75% 1/31/2034 (c)		220,000	227,098
TransDigm Inc 6.75% 8/15/2028 (c)		100,000	102,000
TransDigm Inc 7.125% 12/1/2031 (c)		100,000	104,236
			118,382,374
Air Freight & Logistics - 0.0%
GXO Logistics Inc 6.25% 5/6/2029		800,000	838,897
Rand Parent LLC 8.5% 2/15/2030 (c)		405,000	419,722
			1,258,619
Building Products - 0.0%
Advanced Drainage Systems Inc 5% 9/30/2027 (c)		500,000	496,447
Builders FirstSource Inc 4.25% 2/1/2032 (c)		915,000	860,027
Builders FirstSource Inc 5% 3/1/2030 (c)		195,000	192,854
Builders FirstSource Inc 6.375% 3/1/2034 (c)		100,000	102,992
Builders FirstSource Inc 6.75% 5/15/2035 (c)		310,000	323,285
Carlisle Cos Inc 2.2% 3/1/2032		1,890,000	1,615,576
Carlisle Cos Inc 5.25% 9/15/2035		1,200,000	1,200,167
Carrier Global Corp 5.9% 3/15/2034		2,541,000	2,708,727
Carrier Global Corp 6.2% 3/15/2054		392,000	416,786
Cornerstone Building Brands Inc 9.5% 8/15/2029 (c)		100,000	96,247
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.625% 12/15/2030 (c)		1,567,000	1,609,350
Griffon Corp 5.75% 3/1/2028		431,000	430,378
JELD-WEN Inc 4.875% 12/15/2027 (c)		1,077,000	1,059,614
JH North America Holdings Inc 6.125% 7/31/2032 (c)		310,000	314,642
Masterbrand Inc 7% 7/15/2032 (c)		505,000	523,131
Miter Brands Acquisition Holdco Inc / MIWD Borrower LLC 6.75% 4/1/2032 (c)		465,000	479,351
Owens Corning 3.95% 8/15/2029		1,305,000	1,290,314
Standard Building Solutions Inc 6.25% 8/1/2033 (c)		125,000	127,576
Standard Building Solutions Inc 6.5% 8/15/2032 (c)		235,000	242,547
Standard Industries Inc/NY 3.375% 1/15/2031 (c)		377,000	342,138
Standard Industries Inc/NY 4.375% 7/15/2030 (c)		816,000	781,957
Standard Industries Inc/NY 4.75% 1/15/2028 (c)		3,618,000	3,584,300
			18,798,406
Commercial Services & Supplies - 0.0%
ACCO Brands Corp 4.25% 3/15/2029 (c)		462,000	414,419
ADT Security Corp/The 4.125% 8/1/2029 (c)		348,000	336,397
ADT Security Corp/The 4.875% 7/15/2032 (c)		263,000	253,074
Advocate Health & Hospitals Corp 3.387% 10/15/2049		510,000	358,888
Allied Universal Holdco LLC / Allied Universal Finance Corp 6% 6/1/2029 (c)		1,175,000	1,162,026
Allied Universal Holdco LLC / Allied Universal Finance Corp 6.875% 6/15/2030 (c)		180,000	185,378
Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas Luxco 4 Sarl 4.625% 6/1/2028 (c)		1,030,000	1,005,233
Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas Luxco 4 Sarl 4.625% 6/1/2028 (c)		520,000	508,315
Artera Services LLC 8.5% 2/15/2031 (c)		645,000	563,623
Brand Industrial Services Inc 10.375% 8/1/2030 (c)		275,000	269,991
Clean Harbors Inc 5.125% 7/15/2029 (c)		85,000	84,222
Clean Harbors Inc 6.375% 2/1/2031 (c)		220,000	225,446
CoreCivic Inc 8.25% 4/15/2029		175,000	185,214
GEO Group Inc/The 10.25% 4/15/2031		55,000	60,630
GEO Group Inc/The 8.625% 4/15/2029		275,000	290,998
GFL Environmental Inc 4% 8/1/2028 (c)		325,000	316,868
GFL Environmental Inc 4.75% 6/15/2029 (c)		463,000	455,596
GFL Environmental Inc 6.75% 1/15/2031 (c)		1,197,000	1,249,587
Neptune Bidco US Inc 9.29% 4/15/2029 (c)		340,000	337,450
OT Midco Inc 10% 2/15/2030 (c)		100,000	68,322
Prime Security Services Borrower LLC / Prime Finance Inc 3.375% 8/31/2027 (c)		485,000	469,845
Republic Services Inc 1.45% 2/15/2031		58,000	49,932
Republic Services Inc 2.375% 3/15/2033		3,000	2,586
Rollins Inc 5.25% 2/24/2035		2,660,000	2,677,590
RR Donnelley & Sons Co 10.875% 8/1/2029 (c)		200,000	192,893
Waste Pro USA Inc 7% 2/1/2033 (c)		180,000	188,214
Williams Scotsman Inc 4.625% 8/15/2028 (c)		110,000	108,231
Williams Scotsman Inc 6.625% 4/15/2030 (c)		240,000	248,418
Williams Scotsman Inc 6.625% 6/15/2029 (c)		800,000	819,569
Williams Scotsman Inc 7.375% 10/1/2031 (c)		260,000	271,955
			13,360,910
Construction & Engineering - 0.0%
AECOM 6% 8/1/2033 (c)		380,000	387,848
Dycom Industries Inc 4.5% 4/15/2029 (c)		492,000	479,945
MasTec Inc 4.5% 8/15/2028 (c)		297,000	295,185
MasTec Inc 5.9% 6/15/2029		610,000	637,165
MasTec Inc 6.625% 8/15/2029 (c)		43,000	42,785
Maxim Crane Works Holdings Capital LLC 11.5% 9/1/2028 (c)		900,000	951,030
Quanta Services Inc 4.5% 1/15/2031		415,000	414,487
Quanta Services Inc 4.75% 8/9/2027		1,040,000	1,051,260
Quanta Services Inc 5.25% 8/9/2034		479,000	484,973
			4,744,678
Electrical Equipment - 0.0%
EnerSys 4.375% 12/15/2027 (c)		31,000	30,461
EnerSys 6.625% 1/15/2032 (c)		230,000	236,906
Regal Rexnord Corp 6.05% 4/15/2028		500,000	517,647
Regal Rexnord Corp 6.4% 4/15/2033		49,000	52,130
Sensata Technologies BV 4% 4/15/2029 (c)		370,000	354,396
Vertiv Group Corp 4.125% 11/15/2028 (c)		195,000	190,346
WESCO Distribution Inc 6.375% 3/15/2029 (c)		815,000	839,105
WESCO Distribution Inc 6.375% 3/15/2033 (c)		285,000	295,607
WESCO Distribution Inc 6.625% 3/15/2032 (c)		1,005,000	1,042,060
WESCO Distribution Inc 7.25% 6/15/2028 (c)		1,025,000	1,040,864
			4,599,522
Ground Transportation - 0.0%
Avis Budget Car Rental LLC / Avis Budget Finance Inc 5.375% 3/1/2029 (c)		58,000	56,272
Avis Budget Car Rental LLC / Avis Budget Finance Inc 5.75% 7/15/2027 (c)		328,000	326,636
Avis Budget Car Rental LLC / Avis Budget Finance Inc 8% 2/15/2031 (c)		220,000	226,994
Burlington Northern Santa Fe LLC 3.55% 2/15/2050		166,000	119,874
Burlington Northern Santa Fe LLC 4.375% 9/1/2042		73,000	63,594
Burlington Northern Santa Fe LLC 5.2% 4/15/2054		1,082,000	1,009,502
Burlington Northern Santa Fe LLC 5.4% 6/1/2041		150,000	149,268
Burlington Northern Santa Fe LLC 5.5% 3/15/2055		885,000	859,707
Burlington Northern Santa Fe LLC 6.15% 5/1/2037		21,000	23,078
Burlington Northern Santa Fe LLC 7.082% 5/13/2029		2,000	2,185
CSX Corp 6.15% 5/1/2037		1,475,000	1,608,084
Genesee & Wyoming Inc 6.25% 4/15/2032 (c)		560,000	569,409
Norfolk Southern Corp 3.95% 10/1/2042		105,000	85,974
Norfolk Southern Corp 4.05% 8/15/2052		29,000	22,343
RXO Inc 7.5% 11/15/2027 (c)		150,000	152,925
Uber Technologies Inc 4.8% 9/15/2034		4,265,000	4,216,233
Uber Technologies Inc 5.35% 9/15/2054		90,000	84,505
Union Pacific Corp 3.6% 9/15/2037		1,015,000	882,698
XPO Inc 6.25% 6/1/2028 (c)		213,000	216,699
XPO Inc 7.125% 2/1/2032 (c)		850,000	891,528
XPO Inc 7.125% 6/1/2031 (c)		880,000	916,015
			12,483,523
Industrial Conglomerates - 0.0%
Honeywell International Inc 5.25% 3/1/2054		330,000	306,889
Machinery - 0.2%
Allison Transmission Inc 3.75% 1/30/2031 (c)		356,000	328,565
Allison Transmission Inc 4.75% 10/1/2027 (c)		7,000	6,939
Allison Transmission Inc 5.875% 6/1/2029 (c)		326,000	328,541
Beach Acquisition Bidco LLC 10% 7/15/2033 pay-in-kind (c)(d)		200,000	212,291
Caterpillar Financial Services Corp 4.4% 10/15/2027		4,000,000	4,039,871
Chart Industries Inc 7.5% 1/1/2030 (c)		919,000	963,194
Eaton Corp 4.15% 11/2/2042		73,000	62,591
Eaton Corp 4.15% 3/15/2033		95,000	92,784
Enpro Inc 6.125% 6/1/2033 (c)		185,000	188,777
Esab Corp 6.25% 4/15/2029 (c)		443,000	455,499
Flowserve Corp 2.8% 1/15/2032		405,000	355,045
Hillenbrand Inc 3.75% 3/1/2031		291,000	267,553
IDEX Corp 4.95% 9/1/2029		2,190,000	2,238,123
Oregon Tool Lux LP 7.875% 10/15/2029 (c)(j)		298,350	159,617
Parker-Hannifin Corp 4.25% 9/15/2027		160,000	160,564
Parker-Hannifin Corp 6.25% 5/15/2038		12,000	13,168
Pentair Finance Sarl 4.5% 7/1/2029		9,495,000	9,541,467
Terex Corp 5% 5/15/2029 (c)		180,000	177,053
Terex Corp 6.25% 10/15/2032 (c)		240,000	242,950
Trinity Industries Inc 7.75% 7/15/2028 (c)		325,000	336,078
Wabash National Corp 4.5% 10/15/2028 (c)		295,000	270,745
Westinghouse Air Brake Technologies Corp 3.45% 11/15/2026		1,490,000	1,475,506
Westinghouse Air Brake Technologies Corp 4.7% 9/15/2028 (g)		10,335,000	10,469,832
			32,386,753
Passenger Airlines - 0.0%
American Airlines 2015-2 Class B Pass Through Trust equipment trust certificate 4% 3/22/2029		49,905	48,607
American Airlines 2016-2 Class AA Pass Through Trust equipment trust certificate 3.2% 12/15/2029		17,603	17,008
American Airlines 2017-2 Class AA Pass Through Trust equipment trust certificate 3.35% 4/15/2031		310,572	298,469
American Airlines Inc 7.25% 2/15/2028 (c)		80,000	82,075
American Airlines Inc 8.5% 5/15/2029 (c)		95,000	99,555
American Airlines Inc equipment trust certificate 3% 4/15/2030		23,333	22,372
American Airlines Inc/AAdvantage Loyalty IP Ltd 5.5% 4/20/2026 (c)		135,505	135,608
American Airlines Inc/AAdvantage Loyalty IP Ltd 5.75% 4/20/2029 (c)		2,340,520	2,353,437
Delta Air Lines 2015-1 Class AA Pass Through Trust equipment trust certificate 3.625% 1/30/2029		67,656	66,600
Delta Air Lines Inc equipment trust certificate 2% 12/10/2029		213,814	201,818
JetBlue 2020-1 Class A Pass Through Trust 4% 5/15/2034		141,107	132,290
JetBlue Airways Corp / JetBlue Loyalty LP 9.875% 9/20/2031 (c)		330,000	327,919
JetBlue Airways Corp equipment trust certificate 2.75% 11/15/2033		1,339,110	1,183,084
Southwest Airlines Co 5.125% 6/15/2027		5,340,000	5,400,544
Spirit Airlines Pass Through Trust 2015-1A equipment trust certificate 4.1% 10/1/2029		490,805	455,597
United Airlines 2014-1 Class A Pass Through Trust equipment trust certificate 4% 10/11/2027		49,628	49,528
United Airlines 2014-2 Class B Pass Through Trust equipment trust certificate 3.75% 3/3/2028		149,673	148,210
United Airlines 2016-1 Class AA Pass Through Trust equipment trust certificate 3.1% 1/7/2030		22,537	21,745
United Airlines 2016-2 Class A Pass Through Trust 3.1% 4/7/2030		18,085	17,052
United Airlines 2016-2 Class AA Pass Through Trust 2.875% 4/7/2030		32,428	30,791
United Airlines 2016-2 Class B Pass Through Trust 3.65% 4/7/2027		20,743	20,699
United Airlines 2018-1 Class A Pass Through Trust 3.7% 9/1/2031		25,171	23,623
United Airlines 2018-1 Class AA Pass Through Trust 3.5% 9/1/2031		777,571	743,550
United Airlines 2019-1 Class A Pass Through Trust 4.55% 2/25/2033		36,870	34,882
United Airlines 2019-1 Class AA Pass Through Trust 4.15% 2/25/2033		31,089	30,069
United Airlines 2019-2 Class AA Pass Through Trust 2.7% 11/1/2033		419,317	382,869
United Airlines 2023-1 Class A Pass Through Trust equipment trust certificate 5.8% 7/15/2037		2,201,812	2,264,169
United Airlines 2024-1 Class A Pass Through Trust equipment trust certificate 5.45% 8/15/2038		594,761	609,401
United Airlines Inc 4.375% 4/15/2026 (c)		1,950,000	1,943,612
United Airlines Inc 4.625% 4/15/2029 (c)		905,000	890,605
			18,035,788
Professional Services - 0.0%
Amentum Holdings Inc 7.25% 8/1/2032 (c)		245,000	255,523
Booz Allen Hamilton Inc 3.875% 9/1/2028 (c)		466,000	455,218
CACI International Inc 6.375% 6/15/2033 (c)		240,000	247,546
Equifax Inc 2.35% 9/15/2031		250,000	220,435
Equifax Inc 4.8% 9/15/2029		4,000,000	4,065,832
Leidos Inc 5.4% 3/15/2032		987,000	1,019,688
Paychex Inc 5.1% 4/15/2030		440,000	452,871
Paychex Inc 5.35% 4/15/2032		613,000	634,113
Paychex Inc 5.6% 4/15/2035		480,000	496,809
TriNet Group Inc 3.5% 3/1/2029 (c)		165,000	154,493
TriNet Group Inc 7.125% 8/15/2031 (c)		265,000	275,567
Verisk Analytics Inc 4.5% 8/15/2030		1,182,000	1,186,757
Verisk Analytics Inc 5.125% 2/15/2036		2,657,000	2,639,532
			12,104,384
Trading Companies & Distributors - 0.0%
Air Lease Corp 5.3% 6/25/2026		3,000,000	3,020,993
Air Lease Corp 5.85% 12/15/2027		970,000	1,004,255
Alta Equipment Group Inc 9% 6/1/2029 (c)		1,020,000	970,445
Dcli Bidco LLC 7.75% 11/15/2029 (c)		1,325,000	1,357,647
Ferguson Enterprises Inc 5% 10/3/2034		840,000	831,603
FTAI Aviation Investors LLC 5.875% 4/15/2033 (c)		180,000	180,351
FTAI Aviation Investors LLC 7% 5/1/2031 (c)		100,000	104,598
FTAI Aviation Investors LLC 7% 6/15/2032 (c)		230,000	240,041
FTAI Aviation Investors LLC 7.875% 12/1/2030 (c)		140,000	148,813
Herc Holdings Inc 5.5% 7/15/2027 (c)		372,000	371,597
Herc Holdings Inc 6.625% 6/15/2029 (c)		135,000	139,060
Herc Holdings Inc 7% 6/15/2030 (c)		1,145,000	1,191,663
Herc Holdings Inc 7.25% 6/15/2033 (c)		595,000	624,147
QXO Building Products Inc 6.75% 4/30/2032 (c)		180,000	185,905
United Rentals North America Inc 3.75% 1/15/2032		1,085,000	1,000,004
United Rentals North America Inc 3.875% 2/15/2031		300,000	282,284
United Rentals North America Inc 4% 7/15/2030		175,000	167,152
United Rentals North America Inc 4.875% 1/15/2028		1,800,000	1,790,070
United Rentals North America Inc 6.125% 3/15/2034 (c)		1,125,000	1,165,253
			14,775,881
Transportation Infrastructure - 0.0%
Beacon Mobility Corp 7.25% 8/1/2030 (c)		110,000	113,992
Star Leasing Co LLC 7.625% 2/15/2030 (c)		2,035,000	2,012,997
			2,126,989
TOTAL INDUSTRIALS			253,364,716

Information Technology - 0.5%
Communications Equipment - 0.0%
Cisco Systems Inc 4.95% 2/24/2032		850,000	877,898
CommScope LLC 4.75% 9/1/2029 (c)		64,000	63,232
CommScope LLC 9.5% 12/15/2031 (c)		170,000	175,813
CommScope Technologies LLC 5% 3/15/2027 (c)		43,000	42,563
Motorola Solutions Inc 2.3% 11/15/2030		87,000	78,274
Motorola Solutions Inc 4.6% 2/23/2028		1,075,000	1,086,601
Motorola Solutions Inc 5.4% 4/15/2034		1,875,000	1,925,624
Motorola Solutions Inc 5.55% 8/15/2035		181,000	186,660
Motorola Solutions Inc 5.6% 6/1/2032		803,000	838,872
Viasat Inc 5.625% 4/15/2027 (c)		100,000	99,776
			5,375,313
Electronic Equipment, Instruments & Components - 0.0%
Amphenol Corp 2.8% 2/15/2030		1,225,000	1,158,681
Arrow Electronics Inc 5.15% 8/21/2029		4,000,000	4,091,663
Coherent Corp 5% 12/15/2029 (c)		883,000	867,772
Corning Inc 5.35% 11/15/2048		146,000	137,927
Dell International LLC / EMC Corp 5% 4/1/2030		1,750,000	1,793,557
Imola Merger Corp 4.75% 5/15/2029 (c)		617,000	601,516
Insight Enterprises Inc 6.625% 5/15/2032 (c)		440,000	453,009
Lightning Power LLC 7.25% 8/15/2032 (c)		295,000	312,951
Sensata Technologies Inc 3.75% 2/15/2031 (c)		156,000	143,384
Sensata Technologies Inc 4.375% 2/15/2030 (c)		200,000	192,510
Sensata Technologies Inc 6.625% 7/15/2032 (c)		400,000	413,136
TD SYNNEX Corp 1.75% 8/9/2026		6,930,000	6,758,102
TD SYNNEX Corp 6.1% 4/12/2034		300,000	314,298
TTM Technologies Inc 4% 3/1/2029 (c)		265,000	253,512
			17,492,018
IT Services - 0.1%
Accenture Capital Inc 4.25% 10/4/2031		3,330,000	3,319,343
Accenture Capital Inc 4.5% 10/4/2034		370,000	361,382
Acuris Finance US Inc / Acuris Finance SARL 5% 5/1/2028 (c)		60,000	58,386
Acuris Finance US Inc / Acuris Finance SARL 9% 8/1/2029 (c)		125,000	128,750
ASGN Inc 4.625% 5/15/2028 (c)		390,000	381,693
CDW LLC / CDW Finance Corp 3.276% 12/1/2028		740,000	711,308
CDW LLC / CDW Finance Corp 5.1% 3/1/2030		5,670,000	5,764,808
Cogent Communications Group LLC / Cogent Finance Inc 6.5% 7/1/2032 (c)		100,000	95,195
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (c)		475,000	473,250
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (c)		75,000	74,663
CoreWeave Inc 9% 2/1/2031 (c)		885,000	876,147
CoreWeave Inc 9.25% 6/1/2030 (c)		1,010,000	1,013,621
Gartner Inc 3.625% 6/15/2029 (c)		2,436,000	2,325,904
Gartner Inc 3.75% 10/1/2030 (c)		537,000	505,265
Gartner Inc 4.5% 7/1/2028 (c)		2,754,000	2,721,504
Genpact Luxembourg SARL/Genpact USA Inc 1.75% 4/10/2026		960,000	943,524
Genpact Luxembourg SARL/Genpact USA Inc 6% 6/4/2029		2,875,000	2,989,434
Go Daddy Operating Co LLC / GD Finance Co Inc 3.5% 3/1/2029 (c)		465,000	440,539
			23,184,716
Semiconductors & Semiconductor Equipment - 0.2%
Amkor Technology Inc 6.625% 9/15/2027 (c)		454,000	453,575
Broadcom Inc 1.95% 2/15/2028 (c)		1,620,000	1,541,212
Broadcom Inc 2.45% 2/15/2031 (c)		15,176,000	13,721,061
Broadcom Inc 2.6% 2/15/2033 (c)		6,229,000	5,383,672
Broadcom Inc 3.137% 11/15/2035 (c)		4,483,000	3,793,118
Broadcom Inc 3.187% 11/15/2036 (c)		4,812,000	4,016,759
Broadcom Inc 3.419% 4/15/2033 (c)		5,180,000	4,720,559
Broadcom Inc 3.469% 4/15/2034 (c)		4,325,000	3,879,277
Broadcom Inc 3.5% 2/15/2041 (c)		11,980,000	9,495,856
Broadcom Inc 4% 4/15/2029 (c)		2,785,000	2,766,065
Broadcom Inc 4.15% 2/15/2028		4,046,000	4,050,528
Broadcom Inc 4.15% 4/15/2032 (c)		806,000	780,890
Broadcom Inc 4.35% 2/15/2030		6,140,000	6,157,737
Broadcom Inc 4.55% 2/15/2032		194,000	193,092
Broadcom Inc 4.8% 10/15/2034		655,000	647,815
Broadcom Inc 4.9% 7/15/2032		3,920,000	3,968,094
Broadcom Inc 4.926% 5/15/2037 (c)		606,000	589,402
Broadcom Inc 5.05% 4/15/2030		720,000	742,285
Broadcom Inc 5.05% 7/12/2027		600,000	609,350
Broadcom Inc 5.05% 7/12/2029		3,950,000	4,061,698
Broadcom Inc 5.15% 11/15/2031		470,000	485,983
Broadcom Inc 5.2% 4/15/2032		1,837,000	1,896,116
Entegris Inc 3.625% 5/1/2029 (c)		324,000	305,396
Entegris Inc 4.375% 4/15/2028 (c)		245,000	238,216
Entegris Inc 4.75% 4/15/2029 (c)		100,000	98,563
Entegris Inc 5.95% 6/15/2030 (c)		773,000	782,936
Foundry JV Holdco LLC 5.5% 1/25/2031 (c)		3,535,000	3,670,777
Foundry JV Holdco LLC 5.9% 1/25/2033 (c)		726,000	760,884
Foundry JV Holdco LLC 6.15% 1/25/2032 (c)		1,600,000	1,698,676
Foundry JV Holdco LLC 6.2% 1/25/2037 (c)		434,000	456,359
Intel Corp 1.6% 8/12/2028		2,000,000	1,856,192
Intel Corp 2% 8/12/2031		1,050,000	909,868
Intel Corp 2.8% 8/12/2041		390,000	261,387
Intel Corp 3.05% 8/12/2051		487,000	287,958
Intel Corp 3.25% 11/15/2049		1,355,000	846,175
Intel Corp 3.734% 12/8/2047		500,000	347,908
Intel Corp 4.1% 5/11/2047		400,000	294,601
Intel Corp 4.9% 8/5/2052		215,000	174,780
Intel Corp 5.6% 2/21/2054		347,000	315,578
Intel Corp 5.7% 2/10/2053		375,000	344,846
KLA Corp 3.3% 3/1/2050		252,000	174,154
KLA Corp 4.65% 7/15/2032		130,000	131,180
Marvell Technology Inc 2.95% 4/15/2031		100,000	91,857
Marvell Technology Inc 4.75% 7/15/2030		145,000	146,322
Marvell Technology Inc 5.45% 7/15/2035		613,000	623,421
Marvell Technology Inc 5.75% 2/15/2029		1,467,000	1,530,480
ON Semiconductor Corp 3.875% 9/1/2028 (c)		321,000	311,921
Qorvo Inc 4.375% 10/15/2029		290,000	284,038
Synaptics Inc 4% 6/15/2029 (c)		290,000	276,800
Wolfspeed Inc 7.9583% 6/23/2030 (c)(g)(j)(s)		70,952	70,775
			91,246,192
Software - 0.2%
AppLovin Corp 5.125% 12/1/2029		5,144,000	5,260,879
AppLovin Corp 5.375% 12/1/2031		12,406,000	12,782,923
AppLovin Corp 5.95% 12/1/2054		1,480,000	1,440,223
Cadence Design Systems Inc 4.3% 9/10/2029		355,000	357,572
Central Parent LLC / CDK Global II LLC / CDK Financing Co Inc 8% 6/15/2029 (c)		100,000	86,918
Clarivate Science Holdings Corp 3.875% 7/1/2028 (c)		452,000	436,082
Cloud Software Group Inc 9% 9/30/2029 (c)		300,000	312,729
Crowdstrike Holdings Inc 3% 2/15/2029		200,000	188,487
Elastic NV 4.125% 7/15/2029 (c)		780,000	749,551
Ellucian Holdings Inc 6.5% 12/1/2029 (c)		60,000	61,037
Fair Isaac Corp 4% 6/15/2028 (c)		500,000	487,146
Fair Isaac Corp 6% 5/15/2033 (c)		420,000	425,635
Fiserv Funding ULC 3.5% 6/15/2032	EUR	200,000	232,213
Gen Digital Inc 6.25% 4/1/2033 (c)		590,000	606,698
Gen Digital Inc 6.75% 9/30/2027 (c)		100,000	101,781
Helios Software Holdings Inc / ION Corporate Solutions Finance Sarl 8.75% 5/1/2029 (c)		283,000	290,367
Intuit Inc 1.35% 7/15/2027		200,000	190,876
Intuit Inc 5.2% 9/15/2033		490,000	508,201
McAfee Corp 7.375% 2/15/2030 (c)		100,000	92,350
Microsoft Corp 2.5% 9/15/2050		241,000	146,622
NCR Voyix Corp 5% 10/1/2028 (c)		382,000	376,589
NCR Voyix Corp 5.125% 4/15/2029 (c)		220,000	217,235
Oracle Corp 2.3% 3/25/2028		1,678,000	1,603,733
Oracle Corp 2.8% 4/1/2027		1,465,000	1,434,336
Oracle Corp 3.6% 4/1/2050		710,000	485,554
Oracle Corp 3.65% 3/25/2041		255,000	199,543
Oracle Corp 3.85% 7/15/2036		51,000	44,811
Oracle Corp 3.9% 5/15/2035		45,000	40,579
Oracle Corp 3.95% 3/25/2051		47,000	33,912
Oracle Corp 4.1% 3/25/2061		429,000	300,715
Oracle Corp 4.125% 5/15/2045		1,025,000	805,560
Oracle Corp 4.2% 9/27/2029		8,000,000	7,979,139
Oracle Corp 4.3% 7/8/2034		16,000	15,197
Oracle Corp 4.375% 5/15/2055		25,000	19,026
Oracle Corp 4.8% 8/3/2028		13,720,000	13,983,122
Oracle Corp 5.375% 9/27/2054		60,000	53,445
Oracle Corp 6% 8/3/2055		2,761,000	2,697,162
Oracle Corp 6.125% 8/3/2065		1,194,000	1,159,164
RingCentral Inc 8.5% 8/15/2030 (c)		378,000	403,380
Roper Technologies Inc 1.75% 2/15/2031		200,000	173,418
Roper Technologies Inc 4.45% 9/15/2030		285,000	285,589
Roper Technologies Inc 4.75% 2/15/2032		160,000	161,123
Roper Technologies Inc 4.9% 10/15/2034		630,000	623,576
Salesforce Inc 2.7% 7/15/2041		480,000	345,102
Servicenow Inc 1.4% 9/1/2030		1,005,000	880,581
SS&C Technologies Inc 5.5% 9/30/2027 (c)		936,000	936,300
Synopsys Inc 4.85% 4/1/2030		7,000,000	7,140,339
Synopsys Inc 5% 4/1/2032		3,700,000	3,774,665
Synopsys Inc 5.15% 4/1/2035		179,000	180,553
Synopsys Inc 5.7% 4/1/2055		917,000	900,338
VMware LLC 1.8% 8/15/2028		2,360,000	2,207,258
VMware LLC 3.9% 8/21/2027		500,000	497,183
VMware LLC 4.65% 5/15/2027		141,000	141,899
Workday Inc 3.5% 4/1/2027		405,000	401,126
Workday Inc 3.7% 4/1/2029		1,400,000	1,378,282
X.AI LLC / X.AI Co Issuer Corp 12.5% 6/30/2030		170,000	169,126
			76,806,950
Technology Hardware, Storage & Peripherals - 0.0%
Apple Inc 2.65% 2/8/2051		572,000	350,961
Apple Inc 2.7% 8/5/2051		775,000	478,703
Apple Inc 3.25% 2/23/2026		330,000	328,428
Apple Inc 3.75% 11/13/2047		29,000	22,860
Seagate Data Storage Technology Pte Ltd 3.125% 7/15/2029 (c)		64,000	57,280
Seagate Data Storage Technology Pte Ltd 4.091% 6/1/2029 (c)		96,000	91,113
Seagate Data Storage Technology Pte Ltd 4.125% 1/15/2031 (c)		106,000	96,620
Seagate Data Storage Technology Pte Ltd 5.875% 7/15/2030 (c)		125,000	126,491
Seagate Data Storage Technology Pte Ltd 8.25% 12/15/2029 (c)		848,000	900,742
Seagate Data Storage Technology Pte Ltd 8.5% 7/15/2031 (c)		12,000	12,734
Seagate Data Storage Technology Pte Ltd 9.625% 12/1/2032 (c)		105,000	119,209
Xerox Corp 10.25% 10/15/2030 (c)		550,000	570,726
Xerox Corp 13.5% 4/15/2031 (c)		29,000	29,095
Xerox Holdings Corp 5.5% 8/15/2028 (c)		53,000	34,390
Xerox Holdings Corp 8.875% 11/30/2029 (c)		272,000	165,325
			3,384,677
TOTAL INFORMATION TECHNOLOGY			217,489,866

Materials - 0.3%
Chemicals - 0.1%
Advancion Sciences Inc 9.25% 11/1/2026 pay-in-kind (c)(d)		150,491	133,561
Avient Corp 7.125% 8/1/2030 (c)		307,000	317,170
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV 4.75% 6/15/2027 (c)		240,000	238,887
Axalta Coating Systems LLC 3.375% 2/15/2029 (c)		385,000	363,702
Celanese US Holdings LLC 6.5% 4/15/2030		150,000	151,367
Celanese US Holdings LLC 6.75% 4/15/2033		495,000	498,571
Celanese US Holdings LLC 6.85% 11/15/2028 (d)		4,508,000	4,698,175
Celanese US Holdings LLC 6.879% 7/15/2032 (d)		400,000	413,187
Celanese US Holdings LLC 7.05% 11/15/2030 (d)		3,406,000	3,541,378
Celanese US Holdings LLC 7.2% 11/15/2033 (d)		1,991,000	2,071,663
CF Industries Inc 4.95% 6/1/2043		422,000	377,303
Chemours Co/The 4.625% 11/15/2029 (c)		595,000	531,302
Chemours Co/The 5.75% 11/15/2028 (c)		578,000	556,564
DuPont de Nemours Inc 4.725% 11/15/2028		5,610,000	5,721,773
DuPont de Nemours Inc 5.319% 11/15/2038		121,000	126,218
DuPont de Nemours Inc 5.419% 11/15/2048		590,000	593,576
EIDP Inc 4.8% 5/15/2033		255,000	255,091
Element Solutions Inc 3.875% 9/1/2028 (c)		186,000	180,299
FMC Corp 3.45% 10/1/2029		1,200,000	1,136,213
FMC Corp 4.5% 10/1/2049		1,495,000	1,113,479
FMC Corp 5.65% 5/18/2033		3,370,000	3,359,678
International Flavors & Fragrances Inc 2.3% 11/1/2030 (c)		3,430,000	3,067,898
Inversion Escrow Issuer LLC 6.75% 8/1/2032 (c)		125,000	123,778
LSB Industries Inc 6.25% 10/15/2028 (c)		120,000	119,056
LYB International Finance III LLC 3.375% 10/1/2040		315,000	231,042
Methanex US Operations Inc 6.25% 3/15/2032 (c)		270,000	272,449
Olin Corp 5% 2/1/2030		65,000	63,091
Olin Corp 6.625% 4/1/2033 (c)		290,000	289,624
Olympus Water US Holding Corp 6.25% 10/1/2029 (c)		200,000	195,063
Olympus Water US Holding Corp 9.75% 11/15/2028 (c)		200,000	209,671
Qnity Electronics Inc 5.75% 8/15/2032 (c)		470,000	477,792
Qnity Electronics Inc 6.25% 8/15/2033 (c)		205,000	211,913
Scih Salt Hldgs Inc 6.625% 5/1/2029 (c)		190,000	190,764
Scotts Miracle-Gro Co/The 4% 4/1/2031		2,921,000	2,687,487
Scotts Miracle-Gro Co/The 4.375% 2/1/2032		625,000	576,874
Scotts Miracle-Gro Co/The 4.5% 10/15/2029		525,000	507,096
Scotts Miracle-Gro Co/The 5.25% 12/15/2026		59,000	58,907
Tronox Inc 4.625% 3/15/2029 (c)		230,000	169,793
WR Grace Holdings LLC 4.875% 6/15/2027 (c)		271,000	268,820
WR Grace Holdings LLC 5.625% 8/15/2029 (c)		95,000	88,884
WR Grace Holdings LLC 6.625% 8/15/2032 (c)		280,000	279,216
WR Grace Holdings LLC 7.375% 3/1/2031 (c)		195,000	198,483
			36,666,858
Construction Materials - 0.0%
Amrize Finance US LLC 4.7% 4/7/2028 (c)		3,000,000	3,037,149
Amrize Finance US LLC 4.95% 4/7/2030 (c)		8,000,000	8,165,463
Global Infrastructure Solutions Inc 5.625% 6/1/2029 (c)		598,000	599,698
Knife River Corp 7.75% 5/1/2031 (c)		292,000	306,252
Martin Marietta Materials Inc 2.4% 7/15/2031		1,100,000	980,632
Martin Marietta Materials Inc 5.15% 12/1/2034		1,445,000	1,453,500
Quikrete Holdings Inc 6.375% 3/1/2032 (c)		2,290,000	2,361,794
Quikrete Holdings Inc 6.75% 3/1/2033 (c)		240,000	248,767
Smyrna Ready Mix Concrete LLC 6% 11/1/2028 (c)		505,000	506,149
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (c)		465,000	496,044
VM Consolidated Inc 5.5% 4/15/2029 (c)		180,000	178,145
			18,333,593
Containers & Packaging - 0.1%
Amcor Flexibles North America Inc 5.1% 3/17/2030		500,000	511,963
Amcor Flexibles North America Inc 5.5% 3/17/2035		645,000	659,430
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 3.25% 9/1/2028 (c)		280,000	264,617
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4% 9/1/2029 (c)		210,000	192,703
Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc 4.125% 8/15/2026 (c)		834,000	792,300
Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc 5.25% 8/15/2027 (c)		825,000	363,495
Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc 5.25% 8/15/2027 (c)		725,000	319,435
Ball Corp 2.875% 8/15/2030		55,000	49,754
Ball Corp 3.125% 9/15/2031		410,000	369,565
Ball Corp 5.5% 9/15/2033		1,390,000	1,406,787
Ball Corp 6% 6/15/2029		2,169,000	2,219,525
Ball Corp 6.875% 3/15/2028		100,000	102,083
Berry Global Inc 1.57% 1/15/2026		1,675,000	1,655,255
Berry Global Inc 4.875% 7/15/2026 (c)		1,794,000	1,791,715
Berry Global Inc 5.5% 4/15/2028		4,810,000	4,960,999
Berry Global Inc 5.65% 1/15/2034		2,000,000	2,078,286
Berry Global Inc 5.8% 6/15/2031		6,820,000	7,221,734
Clydesdale Acquisition Holdings Inc 6.75% 4/15/2032 (c)		920,000	945,268
Clydesdale Acquisition Holdings Inc 6.875% 1/15/2030 (c)		300,000	308,430
Clydesdale Acquisition Holdings Inc 8.75% 4/15/2030 (c)		1,935,000	1,994,064
Crown Americas LLC / Crown Americas Capital Corp 5.875% 6/1/2033 (c)		440,000	445,062
Graphic Packaging International LLC 3.5% 3/1/2029 (c)		175,000	165,508
Graphic Packaging International LLC 3.75% 2/1/2030 (c)		200,000	187,829
Graphic Packaging International LLC 6.375% 7/15/2032 (c)		430,000	436,900
Mauser Packaging Solutions Holding Co 7.875% 4/15/2027 (c)		442,000	447,261
Mauser Packaging Solutions Holding Co 9.25% 4/15/2027 (c)		400,000	398,166
Owens-Brockway Glass Container Inc 6.625% 5/13/2027 (c)		236,000	235,816
Packaging Corp of America 3.05% 10/1/2051		108,000	67,494
Sealed Air Corp 1.573% 10/15/2026 (c)		2,750,000	2,656,685
Sealed Air Corp 4% 12/1/2027 (c)		229,000	224,184
Sealed Air Corp 5% 4/15/2029 (c)		40,000	39,673
Sealed Air Corp 6.5% 7/15/2032 (c)		235,000	243,086
Sealed Air Corp 6.875% 7/15/2033 (c)		120,000	129,634
Sealed Air Corp/Sealed Air Corp US 6.125% 2/1/2028 (c)		440,000	446,338
Sealed Air Corp/Sealed Air Corp US 7.25% 2/15/2031 (c)		145,000	152,656
Sonoco Products Co 3.125% 5/1/2030		802,000	754,810
TriMas Corp 4.125% 4/15/2029 (c)		266,000	255,979
			35,494,489
Metals & Mining - 0.1%
Alcoa Nederland Holding BV 4.125% 3/31/2029 (c)		110,000	105,928
Alumina Pty Ltd 6.375% 9/15/2032 (c)		575,000	586,420
Arsenal AIC Parent LLC 11.5% 10/1/2031 (c)		995,000	1,106,573
Big Riv Stl LLC / Brs Fin Corp 6.625% 1/31/2029 (c)		162,000	162,262
Carpenter Technology Corp 6.375% 7/15/2028		209,000	209,622
Cleveland-Cliffs Inc 4.625% 3/1/2029 (c)		194,000	183,783
Cleveland-Cliffs Inc 4.875% 3/1/2031 (c)		110,000	100,573
Cleveland-Cliffs Inc 5.875% 6/1/2027		448,000	447,457
Cleveland-Cliffs Inc 6.75% 4/15/2030 (c)		300,000	303,344
Cleveland-Cliffs Inc 6.875% 11/1/2029 (c)		635,000	644,931
Cleveland-Cliffs Inc 7% 3/15/2032 (c)		105,000	104,385
Cleveland-Cliffs Inc 7.375% 5/1/2033 (c)		510,000	508,145
Cleveland-Cliffs Inc 7.5% 9/15/2031 (c)		505,000	511,938
Commercial Metals Co 3.875% 2/15/2031		235,000	218,138
Commercial Metals Co 4.375% 3/15/2032		110,000	103,043
Freeport-McMoRan Inc 4.125% 3/1/2028		960,000	955,123
Freeport-McMoRan Inc 4.375% 8/1/2028		6,105,000	6,105,000
Freeport-McMoRan Inc 4.625% 8/1/2030		824,000	825,815
Freeport-McMoRan Inc 5.25% 9/1/2029		305,000	309,283
Hecla Mining Co 7.25% 2/15/2028		429,000	433,261
Kaiser Aluminum Corp 4.625% 3/1/2028 (c)		417,000	409,879
Newmont Corp / Newcrest Finance Pty Ltd 5.35% 3/15/2034		11,910,000	12,279,895
Newmont Corp 5.45% 6/9/2044		185,000	182,254
Novelis Corp 3.875% 8/15/2031 (c)		162,000	146,917
Novelis Corp 4.75% 1/30/2030 (c)		100,000	96,166
Novelis Corp 6.375% 8/15/2033 (c)		720,000	727,397
Novelis Corp 6.875% 1/30/2030 (c)		700,000	726,329
Nucor Corp 2.7% 6/1/2030		1,090,000	1,017,267
Steel Dynamics Inc 3.45% 4/15/2030		8,400,000	8,049,048
United States Steel Corp 6.875% 3/1/2029		167,000	168,254
			37,728,430
Paper & Forest Products - 0.0%
Magnera Corp 4.75% 11/15/2029 (c)		100,000	88,290
TOTAL MATERIALS			128,311,660

Real Estate - 0.8%
Diversified REITs - 0.2%
American Assets Trust LP 3.375% 2/1/2031		3,370,000	3,039,635
Equinix Europe 2 Financing Corp LLC 5.5% 6/15/2034		566,000	580,204
GLP Capital LP / GLP Financing II Inc 3.25% 1/15/2032		3,749,000	3,345,921
GLP Capital LP / GLP Financing II Inc 4% 1/15/2030		414,000	400,508
GLP Capital LP / GLP Financing II Inc 4% 1/15/2031		1,772,000	1,686,875
GLP Capital LP / GLP Financing II Inc 5.25% 2/15/2033		1,345,000	1,337,295
GLP Capital LP / GLP Financing II Inc 5.3% 1/15/2029		822,000	836,906
GLP Capital LP / GLP Financing II Inc 5.375% 4/15/2026		4,955,000	4,965,436
GLP Capital LP / GLP Financing II Inc 5.75% 6/1/2028		3,695,000	3,792,869
GLP Capital LP / GLP Financing II Inc 6.25% 9/15/2054		634,000	621,718
Piedmont Operating Partnership LP 2.75% 4/1/2032		1,374,000	1,161,476
Safehold GL Holdings LLC 2.8% 6/15/2031		146,000	133,356
Store Capital LLC 2.75% 11/18/2030		1,957,000	1,766,107
Store Capital LLC 4.625% 3/15/2029		2,475,000	2,456,857
Store Capital LLC 5.4% 4/30/2030 (c)		1,091,000	1,111,641
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 10.5% 2/15/2028 (c)		3,119,000	3,281,905
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 4.75% 4/15/2028 (c)		200,000	195,119
Vici Properties LP / Vici Note Co Inc 3.875% 2/15/2029 (c)		4,237,000	4,136,004
Vici Properties LP / Vici Note Co Inc 4.125% 8/15/2030 (c)		305,000	294,609
Vici Properties LP / Vici Note Co Inc 4.5% 1/15/2028 (c)		162,000	161,364
Vici Properties LP / Vici Note Co Inc 4.625% 12/1/2029 (c)		1,833,000	1,813,652
VICI Properties LP 4.75% 2/15/2028		7,560,000	7,619,380
VICI Properties LP 4.75% 4/1/2028		1,384,000	1,399,048
VICI Properties LP 4.95% 2/15/2030		7,365,000	7,447,554
VICI Properties LP 5.125% 11/15/2031		1,677,000	1,697,750
VICI Properties LP 5.125% 5/15/2032		6,299,000	6,320,969
VICI Properties LP 5.75% 4/1/2034		855,000	879,276
Vornado Realty LP 2.15% 6/1/2026		1,762,000	1,723,656
Vornado Realty LP 3.4% 6/1/2031		6,373,000	5,682,633
WP Carey Inc 2.25% 4/1/2033		3,969,000	3,284,521
WP Carey Inc 2.4% 2/1/2031		2,070,000	1,844,367
WP Carey Inc 3.85% 7/15/2029		1,725,000	1,696,685
WP Carey Inc 4.25% 10/1/2026		63,000	62,910
WP Carey Inc 4.25% 7/23/2032	EUR	100,000	121,263
			76,899,469
Health Care REITs - 0.2%
Alexandria Real Estate Equities Inc 1.875% 2/1/2033		1,145,000	927,799
Alexandria Real Estate Equities Inc 2.75% 12/15/2029		940,000	880,806
Alexandria Real Estate Equities Inc 2.95% 3/15/2034		1,105,000	943,849
Alexandria Real Estate Equities Inc 3.375% 8/15/2031		190,000	177,728
Alexandria Real Estate Equities Inc 4.7% 7/1/2030		1,600,000	1,613,136
Alexandria Real Estate Equities Inc 4.9% 12/15/2030		5,395,000	5,482,006
Alexandria Real Estate Equities Inc 5.15% 4/15/2053		31,000	27,132
Alexandria Real Estate Equities Inc 5.5% 10/1/2035		4,230,000	4,287,189
Diversified Healthcare Trust 4.375% 3/1/2031		350,000	297,216
Diversified Healthcare Trust 4.75% 2/15/2028		2,292,000	2,158,881
Healthcare Realty Holdings LP 3.1% 2/15/2030		1,715,000	1,611,839
Healthcare Realty Holdings LP 3.5% 8/1/2026		2,311,000	2,290,534
Healthcare Realty Holdings LP 3.625% 1/15/2028		1,692,000	1,659,593
Healthpeak OP LLC 2.125% 12/1/2028		30,000	28,068
Healthpeak OP LLC 3% 1/15/2030		1,679,000	1,588,813
MPT Operating Partnership LP / MPT Finance Corp 3.5% 3/15/2031		1,075,000	756,862
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027		1,375,000	1,303,346
MPT Operating Partnership LP / MPT Finance Corp 8.5% 2/15/2032 (c)		75,000	78,632
Omega Healthcare Investors Inc 3.25% 4/15/2033		5,599,000	4,872,388
Omega Healthcare Investors Inc 3.375% 2/1/2031		2,682,000	2,479,545
Omega Healthcare Investors Inc 3.625% 10/1/2029		7,647,000	7,318,601
Omega Healthcare Investors Inc 4.5% 4/1/2027		1,500,000	1,501,646
Omega Healthcare Investors Inc 4.75% 1/15/2028		7,569,000	7,630,189
Omega Healthcare Investors Inc 5.25% 1/15/2026		5,841,000	5,841,468
Ventas Realty LP 3% 1/15/2030		10,008,000	9,463,775
Ventas Realty LP 3.25% 10/15/2026		6,000	5,928
Ventas Realty LP 3.85% 4/1/2027		518,000	515,179
Ventas Realty LP 4% 3/1/2028		2,712,000	2,698,647
Ventas Realty LP 4.125% 1/15/2026		1,630,000	1,626,676
Ventas Realty LP 4.75% 11/15/2030		13,000,000	13,116,510
Ventas Realty LP 5.625% 7/1/2034		233,000	241,001
Welltower OP LLC 2.7% 2/15/2027		2,590,000	2,540,519
Welltower OP LLC 2.75% 1/15/2031		8,865,000	8,166,604
Welltower OP LLC 4.5% 7/1/2030		2,300,000	2,321,245
			96,453,350
Hotel & Resort REITs - 0.0%
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 4.875% 5/15/2029 (c)		275,000	267,674
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 7% 2/1/2030 (c)		210,000	216,842
RHP Hotel Properties LP / RHP Finance Corp 4.5% 2/15/2029 (c)		100,000	97,723
RHP Hotel Properties LP / RHP Finance Corp 4.75% 10/15/2027		213,000	212,457
RHP Hotel Properties LP / RHP Finance Corp 6.5% 4/1/2032 (c)		1,930,000	1,983,662
RHP Hotel Properties LP / RHP Finance Corp 6.5% 6/15/2033 (c)		135,000	139,437
RHP Hotel Properties LP / RHP Finance Corp 7.25% 7/15/2028 (c)		334,000	343,767
RLJ Lodging Trust LP 4% 9/15/2029 (c)		100,000	93,836
Service Properties Trust 4.375% 2/15/2030		200,000	170,136
			3,525,534
Industrial REITs - 0.0%
LXP Industrial Trust 2.7% 9/15/2030		894,000	813,465
LXP Industrial Trust 6.75% 11/15/2028		455,000	483,728
Prologis LP 1.75% 7/1/2030		143,000	127,243
Prologis LP 2.125% 10/15/2050		43,000	22,791
Prologis LP 3% 4/15/2050		150,000	96,795
Prologis LP 4.75% 6/15/2033		165,000	165,313
			1,709,335
Office REITs - 0.1%
Boston Properties LP 4.5% 12/1/2028		5,210,000	5,213,208
COPT Defense Properties LP 2% 1/15/2029		600,000	554,045
COPT Defense Properties LP 2.25% 3/15/2026		1,820,000	1,794,285
COPT Defense Properties LP 2.75% 4/15/2031		6,209,000	5,596,603
COPT Defense Properties LP 2.9% 12/1/2033		490,000	412,147
Hudson Pacific Properties LP 3.25% 1/15/2030		1,772,000	1,498,959
Hudson Pacific Properties LP 3.95% 11/1/2027		815,000	779,128
Hudson Pacific Properties LP 4.65% 4/1/2029		10,503,000	9,653,133
			25,501,508
Real Estate Management & Development - 0.1%
Brandywine Operating Partnership LP 3.95% 11/15/2027		5,608,000	5,460,260
Brandywine Operating Partnership LP 4.55% 10/1/2029		1,707,000	1,636,904
Brandywine Operating Partnership LP 8.3% 3/15/2028		6,570,000	6,986,584
Brandywine Operating Partnership LP 8.875% 4/12/2029		4,381,000	4,762,914
Cushman & Wakefield US Borrower LLC 8.875% 9/1/2031 (c)		100,000	107,233
Essex Portfolio LP 1.7% 3/1/2028		515,000	484,598
Essex Portfolio LP 2.65% 3/15/2032		115,000	101,642
Essex Portfolio LP 5.5% 4/1/2034		525,000	541,834
Extra Space Storage LP 2.2% 10/15/2030		3,482,000	3,122,965
Extra Space Storage LP 3.9% 4/1/2029		610,000	600,465
Extra Space Storage LP 5.4% 6/15/2035		183,000	184,723
Extra Space Storage LP 5.5% 7/1/2030		1,458,000	1,523,377
Host Hotels & Resorts LP 2.9% 12/15/2031		840,000	745,590
Host Hotels & Resorts LP 5.7% 7/1/2034		750,000	762,652
Howard Hughes Corp/The 4.125% 2/1/2029 (c)		300,000	286,971
Howard Hughes Corp/The 4.375% 2/1/2031 (c)		455,000	423,780
Howard Hughes Corp/The 5.375% 8/1/2028 (c)		850,000	849,251
Mid-America Apartments LP 4.2% 6/15/2028		82,000	82,212
Tanger Properties LP 2.75% 9/1/2031		4,140,000	3,690,029
Tanger Properties LP 3.125% 9/1/2026		3,497,000	3,443,204
Tanger Properties LP 3.875% 7/15/2027		13,369,000	13,222,235
Taylor Morrison Communities Inc 5.125% 8/1/2030 (c)		1,250,000	1,246,371
Taylor Morrison Communities Inc 5.75% 1/15/2028 (c)		200,000	202,521
Taylor Morrison Communities Inc 5.875% 6/15/2027 (c)		1,500,000	1,510,271
			51,978,586
Residential REITs - 0.0%
American Homes 4 Rent LP 2.375% 7/15/2031		704,000	621,751
American Homes 4 Rent LP 3.375% 7/15/2051		1,089,000	714,369
American Homes 4 Rent LP 3.625% 4/15/2032		2,835,000	2,637,297
American Homes 4 Rent LP 4.3% 4/15/2052		700,000	539,828
Camden Property Trust 3.15% 7/1/2029		146,000	140,280
Invitation Homes Operating Partnership LP 2% 8/15/2031		1,731,000	1,486,639
Invitation Homes Operating Partnership LP 4.15% 4/15/2032		4,260,000	4,074,917
Invitation Homes Operating Partnership LP 4.95% 1/15/2033		1,870,000	1,865,867
Sun Communities Operating LP 2.3% 11/1/2028		1,550,000	1,466,716
Sun Communities Operating LP 2.7% 7/15/2031		11,527,000	10,432,580
UDR Inc 1.9% 3/15/2033		14,000	11,345
UDR Inc 2.1% 8/1/2032		47,000	39,644
UDR Inc 5.125% 9/1/2034		515,000	517,023
			24,548,256
Retail REITs - 0.2%
Brixmor Operating Partnership LP 2.25% 4/1/2028		3,700,000	3,523,694
Brixmor Operating Partnership LP 2.5% 8/16/2031		4,020,000	3,561,370
Brixmor Operating Partnership LP 4.05% 7/1/2030		12,288,000	12,041,549
Brixmor Operating Partnership LP 4.125% 5/15/2029		6,724,000	6,664,130
Brixmor Operating Partnership LP 4.125% 6/15/2026		8,331,000	8,306,957
Brixmor Operating Partnership LP 5.75% 2/15/2035		310,000	320,953
Kimco Realty OP LLC 1.9% 3/1/2028		3,540,000	3,361,052
Kimco Realty OP LLC 3.2% 4/1/2032		1,340,000	1,225,603
Kimco Realty OP LLC 4.6% 2/1/2033		3,535,000	3,480,103
Kite Realty Group Trust 4.75% 9/15/2030		10,799,000	10,834,111
NNN REIT Inc 3.5% 4/15/2051		310,000	211,391
NNN REIT Inc 3.6% 12/15/2026		47,000	46,696
NNN REIT Inc 4.3% 10/15/2028		23,000	23,029
NNN REIT Inc 5.5% 6/15/2034		90,000	92,641
NNN REIT Inc 5.6% 10/15/2033		50,000	52,000
Phillips Edison Grocery Center Operating Partnership I LP 5.75% 7/15/2034		1,063,000	1,097,769
Realty Income Corp 1.8% 3/15/2033		32,000	26,256
Realty Income Corp 2.2% 6/15/2028		791,000	753,397
Realty Income Corp 2.7% 2/15/2032		7,532,000	6,691,650
Realty Income Corp 2.85% 12/15/2032		1,553,000	1,380,566
Realty Income Corp 3.1% 12/15/2029		6,235,000	5,966,662
Realty Income Corp 3.25% 1/15/2031		1,193,000	1,127,898
Realty Income Corp 3.375% 6/20/2031	EUR	2,450,000	2,882,483
Realty Income Corp 3.4% 1/15/2028		3,460,000	3,415,944
Realty Income Corp 3.4% 1/15/2030		1,460,000	1,408,894
Realty Income Corp 4.125% 10/15/2026		20,000	19,971
Regency Centers LP 3.7% 6/15/2030		177,000	172,522
Simon Property Group LP 2.45% 9/13/2029		1,975,000	1,852,814
Simon Property Group LP 3.25% 9/13/2049		168,000	113,689
			80,655,794
Specialized REITs - 0.0%
American Tower Corp 1.45% 9/15/2026		82,000	79,638
American Tower Corp 2.7% 4/15/2031		2,270,000	2,059,142
American Tower Corp 2.9% 1/15/2030		1,255,000	1,177,980
American Tower Corp 3.625% 5/30/2032	EUR	650,000	771,963
American Tower Corp 4.9% 3/15/2030		1,235,000	1,258,741
American Tower Corp 5.35% 3/15/2035		1,069,000	1,096,516
American Tower Corp 5.45% 2/15/2034		755,000	778,530
American Tower Corp 5.65% 3/15/2033		454,000	474,151
American Tower Corp 5.9% 11/15/2033		47,000	49,936
Crown Castle Inc 2.1% 4/1/2031		1,000,000	872,212
Crown Castle Inc 2.9% 3/15/2027		125,000	122,437
Crown Castle Inc 5.1% 5/1/2033		234,000	234,606
Crown Castle Inc 5.6% 6/1/2029		350,000	363,626
CubeSmart LP 2.25% 12/15/2028		865,000	813,947
Equinix Inc 2.5% 5/15/2031		2,505,000	2,246,752
Equinix Inc 3.4% 2/15/2052		245,000	162,836
Equinix Inc 3.9% 4/15/2032		1,620,000	1,542,376
Iron Mountain Inc 4.5% 2/15/2031 (c)		39,000	37,102
Iron Mountain Inc 4.875% 9/15/2027 (c)		561,000	557,417
Iron Mountain Inc 4.875% 9/15/2029 (c)		233,000	229,027
Iron Mountain Inc 5% 7/15/2028 (c)		355,000	352,321
Iron Mountain Inc 5.25% 3/15/2028 (c)		223,000	222,472
Iron Mountain Inc 5.25% 7/15/2030 (c)		175,000	173,170
Iron Mountain Inc 6.25% 1/15/2033 (c)		60,000	61,397
Millrose Properties Inc 6.375% 8/1/2030 (c)		315,000	317,835
Public Storage Operating Co 2.25% 11/9/2031		40,000	35,391
Public Storage Operating Co 5.1% 8/1/2033		171,000	176,284
SBA Communications Corp 3.125% 2/1/2029		956,000	898,420
SBA Communications Corp 3.875% 2/15/2027		230,000	226,090
Weyerhaeuser Co 4% 11/15/2029		1,485,000	1,467,860
			18,860,175
TOTAL REAL ESTATE			380,132,007

Utilities - 1.0%
Electric Utilities - 0.8%
AEP Texas Inc 2.1% 7/1/2030		3,375,000	3,041,618
AEP Texas Inc 3.45% 5/15/2051		517,000	344,000
AEP Texas Inc 5.4% 6/1/2033		1,580,000	1,610,447
AEP Texas Inc 5.7% 5/15/2034		550,000	566,270
AEP Transmission Co LLC 2.75% 8/15/2051		388,000	237,788
AEP Transmission Co LLC 3.15% 9/15/2049		359,000	239,434
AEP Transmission Co LLC 3.65% 4/1/2050		58,000	42,535
AEP Transmission Co LLC 5.15% 4/1/2034		2,000,000	2,025,300
AEP Transmission Co LLC 5.375% 6/15/2035		791,000	810,309
Alabama Power Co 3.05% 3/15/2032		95,000	87,074
Alabama Power Co 3.75% 3/1/2045		242,000	187,851
Alabama Power Co 3.85% 12/1/2042		700,000	561,661
Alabama Power Co 4.1% 1/15/2042		225,000	188,360
Alabama Power Co 4.3% 7/15/2048		10,000	8,291
Alabama Power Co 5.5% 3/15/2041		36,000	35,917
Alabama Power Co 5.85% 11/15/2033		125,000	133,534
Alabama Power Co 6.125% 5/15/2038		861,000	940,838
Alliant Energy Finance LLC 1.4% 3/15/2026 (c)		2,300,000	2,258,147
Alliant Energy Finance LLC 5.4% 6/6/2027 (Alliant Energy Corp Insured) (c)		2,150,000	2,175,923
Ameren Missouri Securitization Funding I LLC 4.85% 10/1/2041		5,300,000	5,286,258
Appalachian Power Co 5.65% 4/1/2034		1,000,000	1,035,318
Arizona Public Service Co 2.2% 12/15/2031		2,440,000	2,127,895
Arizona Public Service Co 3.5% 12/1/2049		1,100,000	754,878
Arizona Public Service Co 3.75% 5/15/2046		825,000	620,972
Arizona Public Service Co 4.25% 3/1/2049		29,000	22,947
Arizona Public Service Co 4.7% 1/15/2044		4,000	3,390
Arizona Public Service Co 5.7% 8/15/2034		1,275,000	1,320,933
Arizona Public Service Co 6.35% 12/15/2032		4,385,000	4,771,205
Atlantic City Electric Co 2.3% 3/15/2031		425,000	382,257
Baltimore Gas and Electric Co 2.9% 6/15/2050		214,000	134,574
Baltimore Gas and Electric Co 3.2% 9/15/2049		183,000	122,579
Baltimore Gas and Electric Co 3.75% 8/15/2047		96,000	72,719
Baltimore Gas and Electric Co 4.25% 9/15/2048		40,000	32,046
Baltimore Gas and Electric Co 5.4% 6/1/2053		145,000	137,095
Baltimore Gas and Electric Co 5.45% 6/1/2035		590,000	607,955
CenterPoint Energy Houston Electric LLC 2.9% 7/1/2050		58,000	36,708
Clearway Energy Operating LLC 3.75% 1/15/2032 (c)		165,000	148,537
Clearway Energy Operating LLC 3.75% 2/15/2031 (c)		225,000	206,957
Clearway Energy Operating LLC 4.75% 3/15/2028 (c)		60,000	59,331
Cleco Corporate Holdings LLC 3.375% 9/15/2029		4,448,000	4,154,234
Commonwealth Edison Co 3.7% 3/1/2045		1,190,000	921,536
Commonwealth Edison Co 3.7% 8/15/2028		250,000	248,159
Commonwealth Edison Co 4% 3/1/2048		8,000	6,311
Commonwealth Edison Co 4.35% 11/15/2045		415,000	348,200
Commonwealth Edison Co 4.9% 2/1/2033		945,000	957,977
Commonwealth Edison Co 5.3% 2/1/2053		95,000	88,946
Commonwealth Edison Co 5.95% 6/1/2055		239,000	245,603
Connecticut Light and Power Co/The 4% 4/1/2048		69,000	54,362
Consolidated Edison Co of New York Inc 3.875% 6/15/2047		37,000	28,269
Consolidated Edison Co of New York Inc 4.125% 5/15/2049		20,000	15,676
Consolidated Edison Co of New York Inc 4.5% 5/15/2058		23,000	18,551
Consolidated Edison Co of New York Inc 4.65% 12/1/2048		139,000	119,588
Consolidated Edison Co of New York Inc 5.7% 12/1/2036		11,000	11,511
Consolidated Edison Co of New York Inc 6.2% 6/15/2036		1,325,000	1,437,383
Dominion Energy South Carolina Inc 2.3% 12/1/2031		251,000	222,029
Dominion Energy South Carolina Inc 5.45% 2/1/2041		285,000	282,446
DPL Inc 4.35% 4/15/2029		1,990,000	1,969,563
DTE Electric Co 3.65% 3/1/2052		45,000	32,610
DTE Electric Co 3.95% 6/15/2042		11,000	8,978
DTE Electric Co 4% 4/1/2043		142,000	116,745
DTE Electric Co 4.25% 5/14/2027		400,000	401,597
DTE Electric Co 5.2% 4/1/2033		700,000	724,992
DTE Electric Co 5.4% 4/1/2053		35,000	33,838
Duke Energy Carolinas LLC 2.95% 12/1/2026		370,000	365,547
Duke Energy Carolinas LLC 3.2% 8/15/2049		351,000	236,412
Duke Energy Carolinas LLC 3.45% 4/15/2051		410,000	286,494
Duke Energy Carolinas LLC 3.7% 12/1/2047		1,047,000	784,953
Duke Energy Carolinas LLC 4.25% 12/15/2041		2,545,000	2,195,338
Duke Energy Carolinas LLC 6.1% 6/1/2037		775,000	829,723
Duke Energy Corp 3.75% 4/1/2031	EUR	300,000	357,014
Duke Energy Corp 3.85% 6/15/2034	EUR	800,000	927,962
Duke Energy Corp 3.95% 8/15/2047		445,000	336,415
Duke Energy Corp 5.8% 6/15/2054		2,312,000	2,253,338
Duke Energy Florida LLC 1.75% 6/15/2030		29,000	25,907
Duke Energy Florida LLC 2.4% 12/15/2031		1,010,000	904,048
Duke Energy Florida LLC 3% 12/15/2051		233,000	147,023
Duke Energy Florida LLC 4.2% 7/15/2048		91,000	72,952
Duke Energy Florida LLC 5.875% 11/15/2033		1,465,000	1,566,431
Duke Energy Florida LLC 5.9% 3/1/2033		12,000	12,836
Duke Energy Florida LLC 6.2% 11/15/2053		120,000	127,218
Duke Energy Florida LLC 6.35% 9/15/2037		2,263,000	2,476,333
Duke Energy Indiana LLC 2.75% 4/1/2050		298,000	182,682
Duke Energy Indiana LLC 3.25% 10/1/2049		125,000	84,782
Duke Energy Indiana LLC 3.75% 5/15/2046		450,000	344,550
Duke Energy Indiana LLC 5.4% 4/1/2053		436,000	414,757
Duke Energy Ohio Inc 2.125% 6/1/2030		982,000	891,978
Duke Energy Ohio Inc 4.3% 2/1/2049		43,000	34,644
Duke Energy Ohio Inc 5.25% 4/1/2033		1,543,000	1,589,687
Duke Energy Ohio Inc 5.55% 3/15/2054		172,000	167,000
Duke Energy Progress LLC 2.5% 8/15/2050		543,000	315,452
Duke Energy Progress LLC 2.9% 8/15/2051		550,000	340,235
Duke Energy Progress LLC 3.7% 10/15/2046		5,000	3,762
Duke Energy Progress LLC 4% 4/1/2052		83,000	63,411
Duke Energy Progress LLC 4.1% 5/15/2042		8,000	6,714
Duke Energy Progress LLC 5.05% 3/15/2035		2,467,000	2,489,906
Duke Energy Progress LLC 5.55% 3/15/2055		66,000	64,217
Duquesne Light Holdings Inc 2.532% 10/1/2030 (c)		470,000	419,655
Duquesne Light Holdings Inc 2.775% 1/7/2032 (c)		4,273,000	3,758,000
Edison International 4.125% 3/15/2028		4,200,000	4,131,888
Edison International 5.25% 11/15/2028		94,000	94,914
Edison International 5.25% 3/15/2032		7,400,000	7,278,524
Edison International 5.45% 6/15/2029		1,500,000	1,516,538
Edison International 6.25% 3/15/2030		9,050,000	9,413,980
Edison International 6.95% 11/15/2029		173,000	183,571
Edison International 7.875% 6/15/2054 (d)		166,000	164,102
Edison International 8.125% 6/15/2053 (d)		1,149,000	1,149,409
Entergy Arkansas LLC 2.65% 6/15/2051		130,000	76,322
Entergy Arkansas LLC 5.75% 6/1/2054		70,000	69,689
Entergy Corp 7.125% 12/1/2054 (d)		1,080,000	1,124,770
Entergy Louisiana LLC 1.6% 12/15/2030		218,000	190,762
Entergy Louisiana LLC 2.4% 10/1/2026		1,070,000	1,050,145
Entergy Louisiana LLC 2.9% 3/15/2051		118,000	73,146
Entergy Louisiana LLC 3.12% 9/1/2027		21,000	20,636
Entergy Louisiana LLC 4.2% 4/1/2050		40,000	31,633
Entergy Louisiana LLC 5.15% 9/15/2034		180,000	182,199
Entergy Louisiana LLC 5.7% 3/15/2054		250,000	244,161
Entergy Mississippi LLC 3.5% 6/1/2051		96,000	65,516
Entergy Mississippi LLC 3.85% 6/1/2049		14,000	10,481
Entergy Mississippi LLC 5% 9/1/2033		323,000	326,488
Entergy Mississippi LLC 5.8% 4/15/2055		222,000	221,010
Entergy Tex Inc 1.75% 3/15/2031		3,109,000	2,712,402
Entergy Tex Inc 3.55% 9/30/2049		22,000	15,536
Entergy Tex Inc 5.55% 9/15/2054		293,000	279,127
Entergy Texas Restoration Funding II LLC 3.697% 12/15/2036		85,000	79,779
Evergy Metro Inc 4.2% 6/15/2047		21,000	16,934
Evergy Metro Inc 5.125% 8/15/2035		4,725,000	4,722,187
Evergy Missouri West Storm Funding I LLC 5.104% 12/1/2040		197,618	199,295
Eversource Energy 3.375% 3/1/2032		170,000	155,880
Eversource Energy 4.6% 7/1/2027		15,000	15,096
Eversource Energy 5.45% 3/1/2028		45,000	46,282
Eversource Energy 5.95% 2/1/2029		2,000,000	2,098,064
Exelon Corp 4.95% 6/15/2035		3,000	2,924
Exelon Corp 6.5% 3/15/2055 (d)		170,000	175,596
Fells Point Funding Trust 3.046% 1/31/2027 (c)		500,000	491,406
FirstEnergy Corp 2.65% 3/1/2030		1,296,000	1,202,136
FirstEnergy Corp 3.4% 3/1/2050		2,269,000	1,523,575
FirstEnergy Corp 3.9% 7/15/2027 (g)		8,607,000	8,544,166
FirstEnergy Corp 4.85% 7/15/2047 (g)		1,197,000	1,028,940
FirstEnergy Pennsylvania Electric Co 4.3% 1/15/2029 (c)		2,755,000	2,755,407
FirstEnergy Transmission LLC 4.55% 4/1/2049 (c)		1,099,000	911,693
FirstEnergy Transmission LLC 4.75% 1/15/2033 (c)		1,176,000	1,172,654
FirstEnergy Transmission LLC 5% 1/15/2035		1,824,000	1,808,648
FirstEnergy Transmission LLC 5.45% 7/15/2044 (c)		430,000	411,622
Florida Power & Light Co 2.875% 12/4/2051		750,000	468,853
Florida Power & Light Co 3.15% 10/1/2049		124,000	83,147
Florida Power & Light Co 3.7% 12/1/2047		164,000	123,796
Florida Power & Light Co 3.8% 12/15/2042		1,280,000	1,039,133
Florida Power & Light Co 3.95% 3/1/2048		19,000	15,057
Florida Power & Light Co 5.15% 6/15/2029		925,000	959,857
Florida Power & Light Co 5.25% 2/1/2041		500,000	492,086
Florida Power & Light Co 5.3% 4/1/2053		35,000	33,362
Florida Power & Light Co 5.4% 9/1/2035		17,000	17,551
Florida Power & Light Co 5.7% 3/15/2055		4,486,000	4,490,790
Florida Power & Light Co 5.8% 3/15/2065		598,000	605,450
Georgia Power Co 3.25% 3/15/2051		189,000	127,687
Georgia Power Co 3.7% 1/30/2050		356,000	263,005
Georgia Power Co 4.7% 5/15/2032		263,000	264,091
Georgia Power Co 4.85% 3/15/2031		632,000	647,479
Interstate Power and Light Co 4.1% 9/26/2028		23,000	23,010
Interstate Power and Light Co 4.95% 9/30/2034		40,000	39,422
Interstate Power and Light Co 5.45% 9/30/2054		2,165,000	2,047,936
Interstate Power and Light Co 5.7% 10/15/2033		500,000	518,337
ITC Holdings Corp 2.95% 5/14/2030 (c)		262,000	246,198
ITC Holdings Corp 4.95% 9/22/2027 (c)		456,000	461,865
ITC Holdings Corp 5.4% 6/1/2033 (c)		637,000	648,530
ITC Holdings Corp 5.65% 5/9/2034 (c)		1,235,000	1,278,539
Jersey Central Power & Light Co 2.75% 3/1/2032 (c)		3,750,000	3,329,930
Jersey Central Power & Light Co 6.15% 6/1/2037		23,000	24,823
Kentucky Utilities Co 5.125% 11/1/2040		35,000	34,029
Louisville Gas and Electric Co 5.125% 11/15/2040		345,000	335,344
Massachusetts Electric Co 5.9% 11/15/2039 (c)		28,000	28,857
Mid-Atlantic Interstate Transmission LLC 4.1% 5/15/2028 (c)		95,000	94,713
MidAmerican Energy Co 3.65% 4/15/2029		20,000	19,732
MidAmerican Energy Co 3.65% 8/1/2048		58,000	43,004
MidAmerican Energy Co 5.85% 9/15/2054		293,000	300,855
Mississippi Power Co 3.95% 3/30/2028		16,000	15,984
Monongahela Power Co 5.85% 2/15/2034 (c)		50,000	52,579
Nevada Power Co 5.375% 9/15/2040		18,000	17,791
Nevada Power Co 6% 3/15/2054		110,000	110,973
Nevada Power Co 6.65% 4/1/2036		1,550,000	1,714,998
NextEra Energy Capital Holdings Inc 2.25% 6/1/2030		970,000	884,304
NextEra Energy Capital Holdings Inc 2.75% 11/1/2029		1,660,000	1,567,756
NextEra Energy Capital Holdings Inc 3.55% 5/1/2027		15,000	14,845
NextEra Energy Capital Holdings Inc 3.83% 6/12/2030	CAD	12,100,000	8,881,880
NextEra Energy Capital Holdings Inc 4.685% 9/1/2027		545,000	550,151
NextEra Energy Capital Holdings Inc 5% 7/15/2032		30,000	30,489
NextEra Energy Capital Holdings Inc 5.25% 2/28/2053		81,000	74,147
NextEra Energy Capital Holdings Inc 6.375% 8/15/2055 (d)		350,000	360,808
NextEra Energy Capital Holdings Inc 6.5% 8/15/2055 (d)		265,000	277,560
NextEra Energy Capital Holdings Inc 6.75% 6/15/2054 (d)		260,000	274,692
Niagara Mohawk Power Corp 4.278% 12/15/2028 (c)		19,000	18,994
Niagara Mohawk Power Corp 4.647% 10/3/2030 (c)		4,000,000	4,017,381
Northern States Power Co/MN 2.6% 6/1/2051		43,000	25,819
Northern States Power Co/MN 4.5% 6/1/2052		78,000	65,519
Northern States Power Co/MN 6.2% 7/1/2037		5,000	5,482
NRG Energy Inc 2% 12/2/2025 (c)		3,120,000	3,095,457
NRG Energy Inc 2.45% 12/2/2027 (c)		106,000	101,203
NRG Energy Inc 3.375% 2/15/2029 (c)		173,000	163,909
NRG Energy Inc 3.625% 2/15/2031 (c)		748,000	689,963
NRG Energy Inc 3.875% 2/15/2032 (c)		939,000	862,479
NRG Energy Inc 4.45% 6/15/2029 (c)		1,208,000	1,196,389
NRG Energy Inc 5.25% 6/15/2029 (c)		447,000	445,674
NRG Energy Inc 5.75% 1/15/2028		585,000	586,853
NRG Energy Inc 6% 2/1/2033 (c)		100,000	101,346
NRG Energy Inc 6.25% 11/1/2034 (c)		715,000	733,052
NRG Energy Inc 7% 3/15/2033 (c)		2,145,000	2,343,972
Ohio Edison Co 6.875% 7/15/2036		1,650,000	1,869,487
Ohio Power Co 1.625% 1/15/2031		1,075,000	927,334
Ohio Power Co 2.9% 10/1/2051		465,000	279,555
Ohio Power Co 4% 6/1/2049		17,000	12,715
Ohio Power Co 4.15% 4/1/2048		129,000	99,277
Oklahoma Gas and Electric Co 5.4% 1/15/2033		45,000	46,668
Oncor Electric Delivery Co LLC 3.1% 9/15/2049		54,000	35,342
Oncor Electric Delivery Co LLC 4.65% 11/1/2029		2,305,000	2,343,672
Oncor Electric Delivery Co LLC 4.95% 9/15/2052		190,000	168,815
Oncor Electric Delivery Co LLC 5.35% 10/1/2052		16,000	14,985
Oncor Electric Delivery Co LLC 5.35% 4/1/2035 (c)		1,745,000	1,793,883
Pacific Gas and Electric Co 2.95% 3/1/2026		80,000	79,214
Pacific Gas and Electric Co 3.25% 6/1/2031		550,000	504,330
Pacific Gas and Electric Co 3.3% 8/1/2040		2,035,000	1,504,926
Pacific Gas and Electric Co 3.5% 8/1/2050		1,029,000	674,895
Pacific Gas and Electric Co 3.75% 8/15/2042		1,862,000	1,359,509
Pacific Gas and Electric Co 3.95% 12/1/2047		1,190,000	859,505
Pacific Gas and Electric Co 4% 12/1/2046		1,045,000	757,717
Pacific Gas and Electric Co 4.2% 6/1/2041		263,000	207,961
Pacific Gas and Electric Co 4.45% 4/15/2042		87,000	69,513
Pacific Gas and Electric Co 4.5% 7/1/2040		5,420,000	4,625,557
Pacific Gas and Electric Co 4.55% 7/1/2030		4,952,000	4,904,374
Pacific Gas and Electric Co 4.6% 6/15/2043		57,000	46,319
Pacific Gas and Electric Co 4.65% 8/1/2028		2,319,000	2,321,425
Pacific Gas and Electric Co 4.75% 2/15/2044		80,000	66,263
Pacific Gas and Electric Co 4.95% 7/1/2050		5,718,000	4,734,573
Pacific Gas and Electric Co 5% 6/4/2028		419,000	424,986
Pacific Gas and Electric Co 5.25% 3/1/2052		398,000	339,203
Pacific Gas and Electric Co 5.9% 10/1/2054		459,000	429,198
Pacific Gas and Electric Co 6% 8/15/2035		11,600,000	11,997,562
Pacific Gas and Electric Co 6.1% 1/15/2029		483,000	504,004
Pacific Gas and Electric Co 6.15% 1/15/2033		600,000	630,342
Pacific Gas and Electric Co 6.15% 3/1/2055		761,000	736,379
Pacific Gas and Electric Co 6.4% 6/15/2033		812,000	862,512
Pacific Gas and Electric Co 6.75% 1/15/2053		1,600,000	1,651,646
Pacific Gas and Electric Co U.S. SOFR Averages Index + 0.95%, 5.3042% 9/4/2025 (b)(d)		11,900,000	11,900,369
PacifiCorp 2.9% 6/15/2052		1,000,000	589,249
PacifiCorp 4.125% 1/15/2049		836,000	634,549
PacifiCorp 5.25% 6/15/2035		1,320,000	1,322,900
PacifiCorp 5.75% 4/1/2037		900,000	919,975
Palomino Funding Trust I 7.233% 5/17/2028 (c)		300,000	318,611
PECO Energy Co 2.8% 6/15/2050		21,000	13,031
PECO Energy Co 3.05% 3/15/2051		316,000	202,417
PECO Energy Co 3.7% 9/15/2047		315,000	236,907
PECO Energy Co 3.9% 3/1/2048		56,000	43,772
PECO Energy Co 4.6% 5/15/2052		110,000	94,548
PECO Energy Co 5.25% 9/15/2054		71,000	66,702
Pepco Holdings LLC 7.45% 8/15/2032		29,000	33,423
PG&E Corp 5% 7/1/2028		517,000	511,112
PG&E Corp 5.25% 7/1/2030		2,472,000	2,409,135
PG&E Corp 7.375% 3/15/2055 (d)		4,769,000	4,732,681
PG&E Recovery Funding LLC 4.838% 6/1/2035		3,123,471	3,157,863
PG&E Recovery Funding LLC 5.231% 6/1/2042		345,000	343,923
PG&E Recovery Funding LLC 5.529% 6/1/2051		415,000	408,798
PG&E Recovery Funding LLC 5.536% 7/15/2049		119,000	118,066
PG&E Wildfire Recovery Funding LLC 4.263% 6/1/2038		31,000	29,579
PG&E Wildfire Recovery Funding LLC 5.099% 6/1/2054		85,000	78,049
PG&E Wildfire Recovery Funding LLC 5.212% 12/1/2049		23,000	21,941
Pinnacle West Capital Corp 5.15% 5/15/2030		1,524,000	1,567,817
Pinnacle West Capital Corp U.S. SOFR Index + 0.82%, 5.1742% 6/10/2026 (b)(d)		4,100,000	4,111,536
Potomac Electric Power Co 6.5% 11/15/2037		10,000	11,156
PPL Capital Funding Inc 5.25% 9/1/2034		150,000	152,364
PPL Electric Utilities Corp 4.125% 6/15/2044		1,890,000	1,583,581
PPL Electric Utilities Corp 4.85% 2/15/2034		460,000	463,182
PPL Electric Utilities Corp 5.25% 5/15/2053		76,000	72,012
PPL Electric Utilities Corp 6.25% 5/15/2039		350,000	384,030
Public Service Co of Colorado 2.7% 1/15/2051		198,000	115,508
Public Service Co of Colorado 4.05% 9/15/2049		77,000	58,756
Public Service Co of Colorado 5.25% 4/1/2053		750,000	682,368
Public Service Co of New Hampshire 5.35% 10/1/2033		2,875,000	2,994,120
Public Service Co of Oklahoma 3.15% 8/15/2051		70,000	43,501
Public Service Co of Oklahoma 5.2% 1/15/2035		1,155,000	1,158,201
Public Service Co of Oklahoma 5.25% 1/15/2033		113,000	115,423
Public Service Co of Oklahoma 5.45% 1/15/2036		3,580,000	3,623,984
Public Service Co of Oklahoma 6.625% 11/15/2037		32,000	34,995
Public Service Electric and Gas Co 2.05% 8/1/2050		88,000	46,435
Public Service Electric and Gas Co 3.6% 12/1/2047		410,000	303,512
Public Service Electric and Gas Co 3.65% 9/1/2028		960,000	950,152
Public Service Electric and Gas Co 3.65% 9/1/2042		625,000	491,162
Public Service Electric and Gas Co 3.95% 5/1/2042		505,000	414,909
Public Service Electric and Gas Co 4.65% 3/15/2033		2,890,000	2,886,958
Public Service Electric and Gas Co 5.375% 11/1/2039		12,000	12,212
Public Service Electric and Gas Co 5.8% 5/1/2037		24,000	25,575
Puget Sound Energy Inc 2.893% 9/15/2051		38,000	22,994
Puget Sound Energy Inc 5.448% 6/1/2053		15,000	14,184
Puget Sound Energy Inc 5.685% 6/15/2054		931,000	917,248
Puget Sound Energy Inc 5.764% 7/15/2040		26,000	26,228
SCE Recovery Funding LLC 4.697% 6/15/2042		27,937	27,436
SCE Recovery Funding LLC 5.112% 12/14/2049		9,000	8,475
Sigeco Securitization I LLC 5.026% 11/15/2038		19,615	19,945
Sigeco Securitization I LLC 5.172% 5/15/2043		8,000	7,964
Southern California Edison Co 1.2% 2/1/2026		1,800,000	1,772,945
Southern California Edison Co 2.5% 6/1/2031		190,000	168,104
Southern California Edison Co 2.85% 8/1/2029		52,000	48,942
Southern California Edison Co 2.95% 2/1/2051		257,000	155,567
Southern California Edison Co 3.6% 2/1/2045		2,937,000	2,105,288
Southern California Edison Co 3.65% 3/1/2028		3,929,000	3,865,111
Southern California Edison Co 3.9% 12/1/2041		595,000	456,672
Southern California Edison Co 4.125% 3/1/2048		1,139,000	860,145
Southern California Edison Co 4.4% 9/6/2026		900,000	900,555
Southern California Edison Co 4.65% 10/1/2043		550,000	462,595
Southern California Edison Co 4.9% 6/1/2026		2,295,000	2,302,242
Southern California Edison Co 5.2% 6/1/2034		180,000	179,070
Southern California Edison Co 5.25% 3/15/2030		3,400,000	3,478,823
Southern California Edison Co 5.3% 3/1/2028		3,420,000	3,495,614
Southern California Edison Co 5.45% 3/1/2035		365,000	367,585
Southern California Edison Co 5.45% 6/1/2031		240,000	248,270
Southern California Edison Co 5.55% 1/15/2037		443,000	438,814
Southern California Edison Co 5.65% 10/1/2028		500,000	517,678
Southern California Edison Co 5.85% 11/1/2027		2,200,000	2,266,425
Southern California Edison Co 5.875% 12/1/2053		1,079,000	1,024,696
Southern California Edison Co 5.9% 3/1/2055		108,000	103,130
Southern California Edison Co 5.95% 2/1/2038		8,000	8,178
Southern Co/The 1.875% 9/15/2081 (d)	EUR	1,300,000	1,462,848
Southern Co/The 4.25% 7/1/2036		171,000	157,383
Southern Co/The 5.2% 6/15/2033		267,000	272,756
Southern Co/The 5.5% 3/15/2029		320,000	333,580
Southern Co/The 5.7% 10/15/2032		1,203,000	1,268,139
Southwestern Electric Power Co 3.25% 11/1/2051		100,000	64,472
Southwestern Electric Power Co 3.9% 4/1/2045		36,000	27,234
Southwestern Electric Power Co 5.3% 4/1/2033		1,926,000	1,956,614
Southwestern Public Service Co 4.5% 8/15/2041		35,000	30,688
Southwestern Public Service Co 5.15% 6/1/2052		3,000,000	2,522,628
Swepco Storm Recovery Funding LLC 4.88% 9/1/2041		8,600,000	8,563,073
Tucson Electric Power Co 3.25% 5/15/2032		1,200,000	1,101,831
Tucson Electric Power Co 4.85% 12/1/2048		127,000	110,231
Tucson Electric Power Co 5.5% 4/15/2053		133,000	125,148
Union Electric Co 3.9% 4/1/2052		38,000	28,720
Union Electric Co 4% 4/1/2048		59,000	46,243
Union Electric Co 5.25% 1/15/2054		275,000	252,884
Union Electric Co 5.45% 3/15/2053		240,000	229,450
Virginia Electric and Power Co 5.05% 8/15/2034		672,000	677,904
Virginia Electric and Power Co 5.7% 8/15/2053		250,000	245,151
Virginia Electric and Power Co 6% 1/15/2036		470,000	499,500
Virginia Electric and Power Co 6% 5/15/2037		930,000	990,088
Virginia Electric and Power Co 6.35% 11/30/2037		6,000	6,528
Virginia Electric and Power Co 8.875% 11/15/2038		19,000	25,248
Vistra Operations Co LLC 3.7% 1/30/2027 (c)		2,900,000	2,872,188
Vistra Operations Co LLC 4.3% 7/15/2029 (c)		2,146,000	2,124,801
Vistra Operations Co LLC 4.375% 5/1/2029 (c)		1,091,000	1,066,351
Vistra Operations Co LLC 5% 7/31/2027 (c)		383,000	381,966
Vistra Operations Co LLC 5.05% 12/30/2026 (c)		1,850,000	1,863,623
Vistra Operations Co LLC 5.5% 9/1/2026 (c)		300,000	299,562
Vistra Operations Co LLC 5.625% 2/15/2027 (c)		5,829,000	5,831,362
Vistra Operations Co LLC 5.7% 12/30/2034 (c)		1,677,000	1,709,713
Vistra Operations Co LLC 6% 4/15/2034 (c)		3,939,000	4,103,659
Vistra Operations Co LLC 6.95% 10/15/2033 (c)		2,277,000	2,514,361
Vistra Operations Co LLC 7.75% 10/15/2031 (c)		1,030,000	1,094,355
Wisconsin Public Service Corp 4.55% 12/1/2029		2,450,000	2,493,862
Wisconsin Public Service Corp 4.752% 11/1/2044		30,000	26,778
Xcel Energy Inc 1.75% 3/15/2027		2,540,000	2,448,397
Xcel Energy Inc 3.4% 6/1/2030		65,000	62,244
Xcel Energy Inc 4% 6/15/2028		1,700,000	1,696,930
XPLR Infrastructure Operating Partners LP 7.25% 1/15/2029 (c)		185,000	188,947
XPLR Infrastructure Operating Partners LP 8.375% 1/15/2031 (c)		220,000	230,061
			353,937,600
Gas Utilities - 0.0%
AmeriGas Partners LP / AmeriGas Finance Corp 5.75% 5/20/2027		414,000	413,129
AmeriGas Partners LP / AmeriGas Finance Corp 9.375% 6/1/2028 (c)		453,000	467,488
AmeriGas Partners LP / AmeriGas Finance Corp 9.5% 6/1/2030 (c)		618,000	647,375
Atmos Energy Corp 2.85% 2/15/2052		27,000	16,482
Atmos Energy Corp 4.15% 1/15/2043		17,000	14,295
Atmos Energy Corp 5.5% 6/15/2041		57,000	57,463
Atmos Energy Corp 5.75% 10/15/2052		77,000	76,532
Boston Gas Co 3.001% 8/1/2029 (c)		15,000	14,323
Boston Gas Co 3.757% 3/16/2032 (c)		320,000	300,076
Brooklyn Union Gas Co/The 3.865% 3/4/2029 (c)		30,000	29,466
Brooklyn Union Gas Co/The 4.273% 3/15/2048 (c)		29,000	22,493
Cameron LNG LLC 3.302% 1/15/2035 (c)		1,158,000	996,324
Cameron LNG LLC 3.402% 1/15/2038 (c)		697,000	598,112
CenterPoint Energy Resources Corp 5.25% 3/1/2028		3,110,000	3,192,841
East Ohio Gas Co/The 2% 6/15/2030 (c)		1,960,000	1,758,530
Eastern Energy Gas Holdings LLC 5.65% 10/15/2054		1,580,000	1,508,522
Ferrellgas LP / Ferrellgas Finance Corp 5.375% 4/1/2026 (c)		1,455,000	1,435,635
Ferrellgas LP / Ferrellgas Finance Corp 5.875% 4/1/2029 (c)		1,512,000	1,399,732
KeySpan Gas East Corp 5.994% 3/6/2033 (c)		2,860,000	2,992,532
National Fuel Gas Co 5.5% 3/15/2030		3,800,000	3,926,119
Piedmont Natural Gas Co Inc 2.5% 3/15/2031		147,000	132,274
Piedmont Natural Gas Co Inc 3.35% 6/1/2050		83,000	55,554
Piedmont Natural Gas Co Inc 3.5% 6/1/2029		23,000	22,418
Piedmont Natural Gas Co Inc 5.05% 5/15/2052		45,000	39,556
Piedmont Natural Gas Co Inc 5.1% 2/15/2035		2,190,000	2,214,822
Southern California Gas Co 2.55% 2/1/2030		35,000	32,607
Southern California Gas Co 5.05% 9/1/2034		1,360,000	1,371,969
Southern Co Gas Capital Corp 3.15% 9/30/2051		827,000	522,461
			24,259,130
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The 2.45% 1/15/2031		3,600,000	3,225,487
AES Corp/The 3.95% 7/15/2030 (c)		9,327,000	9,001,226
AES Corp/The 5.45% 6/1/2028		2,600,000	2,660,918
AES Corp/The 5.8% 3/15/2032		2,500,000	2,572,259
AES Corp/The 6.95% 7/15/2055 (d)		100,000	96,748
Alpha Generation LLC 6.75% 10/15/2032 (c)		245,000	252,589
Calpine Corp 3.75% 3/1/2031 (c)		350,000	332,547
Calpine Corp 4.5% 2/15/2028 (c)		100,000	99,041
Calpine Corp 4.625% 2/1/2029 (c)		1,200,000	1,185,623
Calpine Corp 5% 2/1/2031 (c)		3,365,000	3,337,539
Calpine Corp 5.125% 3/15/2028 (c)		4,340,000	4,336,818
Constellation Energy Generation LLC 5.6% 6/15/2042		100,000	98,159
Constellation Energy Generation LLC 5.75% 10/1/2041		830,000	836,309
Constellation Energy Generation LLC 6.25% 10/1/2039		245,000	262,786
Southern Power Co 5.15% 9/15/2041		150,000	141,754
Sunnova Energy Corp 5.875% (c)(s)		210,000	630
TerraForm Power Operating LLC 5% 1/31/2028 (c)		130,000	128,891
			28,569,324
Multi-Utilities - 0.1%
Ameren Corp 1.95% 3/15/2027		10,000	9,664
Ameren Corp 3.5% 1/15/2031		119,000	113,703
Ameren Illinois Co 3.25% 3/15/2050		115,000	77,237
Ameren Illinois Co 4.15% 3/15/2046		1,135,000	928,929
Ameren Illinois Co 4.95% 6/1/2033		1,419,000	1,443,352
Berkshire Hathaway Energy Co 2.85% 5/15/2051		80,000	48,840
Berkshire Hathaway Energy Co 5.15% 11/15/2043		90,000	85,533
Berkshire Hathaway Energy Co 6.125% 4/1/2036		39,000	42,047
Consumers Energy Co 3.95% 5/15/2043		225,000	183,954
Consumers Energy Co 4.35% 4/15/2049		14,000	11,622
Consumers Energy Co 4.35% 8/31/2064		14,000	10,574
Consumers Energy Co 4.625% 5/15/2033		279,000	276,968
Consumers Energy Co 5.05% 5/15/2035		260,000	262,049
Dominion Energy Inc 4.9% 8/1/2041		1,000	900
Dominion Energy Inc 5% 6/15/2030		3,800,000	3,903,766
Dominion Energy Inc 5.25% 8/1/2033		22,000	22,278
Dominion Energy Inc 6% 2/15/2056 (d)		699,000	705,793
Dominion Energy Inc 6.2% 2/15/2056 (d)		2,210,000	2,202,653
Dominion Energy Inc 6.625% 5/15/2055 (d)		995,000	1,019,290
Dominion Energy Inc 6.875% 2/1/2055 (d)		280,000	292,679
Dominion Energy Inc 7% 6/1/2054 (d)		736,000	787,697
Dominion Energy Inc 7% 6/15/2038		161,000	183,270
DTE Energy Co 4.875% 6/1/2028		280,000	284,789
DTE Energy Co 4.95% 7/1/2027		5,105,000	5,173,034
DTE Energy Co 5.1% 3/1/2029		300,000	307,605
DTE Energy Co 5.2% 4/1/2030		3,900,000	4,019,958
DTE Energy Co 5.85% 6/1/2034		800,000	840,099
NiSource Inc 2.95% 9/1/2029		11,346,000	10,825,283
NiSource Inc 5.2% 7/1/2029		3,060,000	3,156,997
NiSource Inc 5.25% 3/30/2028		130,000	133,577
NiSource Inc 5.95% 6/15/2041		640,000	650,349
Public Service Enterprise Group Inc 5.2% 4/1/2029		300,000	309,413
Puget Energy Inc 2.379% 6/15/2028		815,000	773,350
Puget Energy Inc 4.1% 6/15/2030		5,379,000	5,243,961
Puget Energy Inc 4.224% 3/15/2032		5,488,000	5,204,589
San Diego Gas & Electric Co 1.7% 10/1/2030		5,375,000	4,728,599
San Diego Gas & Electric Co 2.95% 8/15/2051		80,000	50,171
San Diego Gas & Electric Co 3% 3/15/2032		311,000	282,666
San Diego Gas & Electric Co 3.32% 4/15/2050		139,000	93,583
San Diego Gas & Electric Co 3.75% 6/1/2047		1,210,000	903,093
San Diego Gas & Electric Co 4.5% 8/15/2040		7,000	6,357
San Diego Gas & Electric Co 4.95% 8/15/2028		731,000	750,244
San Diego Gas & Electric Co 5.35% 4/1/2053		336,000	313,237
San Diego Gas & Electric Co 6% 6/1/2039		14,000	14,957
Sempra 4% 2/1/2048		965,000	722,340
Sempra 4.125% 4/1/2052 (d)		3,845,000	3,726,410
Sempra 6.375% 4/1/2056 (d)		539,000	543,342
Sempra 6.875% 10/1/2054 (d)		830,000	842,238
WEC Energy Group Inc 1.8% 10/15/2030		291,000	257,823
WEC Energy Group Inc 5.6% 9/12/2026		97,000	98,203
			62,869,065
Water Utilities - 0.0%
American Water Capital Corp 3.45% 6/1/2029		18,000	17,589
TOTAL UTILITIES			469,652,708

TOTAL UNITED STATES			4,713,737,344
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd 7.25% 2/15/2034 (c)		1,205,000	1,216,629
First Quantum Minerals Ltd 8% 3/1/2033 (c)		1,335,000	1,386,440
First Quantum Minerals Ltd 9.375% 3/1/2029 (c)		1,235,000	1,308,979

TOTAL ZAMBIA			3,912,048
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $6,252,825,216)			6,229,272,800

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
JAMAICA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Digicel Ltd (j)(o) (Cost $111,017)	6,735	80,483

Preferred Securities - 0.2%
		Principal Amount (a)	Value ($)
CANADA - 0.0%
Financials - 0.0%
Banks - 0.0%
Bank of Nova Scotia/The CME Term SOFR 3 month Index + 2.9096%, 7.2299% (b)(d)(r)		12,927,000	13,002,821
CZECH REPUBLIC - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CPI Property Group SA 3.75% (d)(e)(r)	EUR	1,325,000	1,408,430
FINLAND - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Citycon Oyj 7.875% (d)(e)(r)	EUR	450,000	583,367
FRANCE - 0.0%
Financials - 0.0%
Banks - 0.0%
BNP Paribas SA 7.375% (c)(d)(r)		250,000	265,823
BNP Paribas SA 7.45% (c)(d)(r)		200,000	206,311

TOTAL FRANCE			472,134
GERMANY - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Volkswagen International Finance NV 3.748% (d)(e)(r)	EUR	300,000	357,700
Volkswagen International Finance NV 3.875% (d)(e)(r)	EUR	1,300,000	1,497,168
Volkswagen International Finance NV 7.875% (d)(e)(r)	EUR	700,000	1,000,025
			2,854,893
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Aroundtown Finance Sarl 7.875% (d)(r)		2,750,000	2,864,642
Aroundtown SA 5 year ISDA Fixed EURIBOR + 3.98%, 6.193% (b)(d)(e)(r)	EUR	2,200,000	2,598,221
Grand City Properties SA 1.5% (d)(e)(r)	EUR	800,000	911,298
			6,374,161
TOTAL GERMANY			9,229,054
SPAIN - 0.0%
Financials - 0.0%
Banks - 0.0%
Banco Santander SA 9.625% (d)(r)		1,000,000	1,109,856
SWEDEN - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Heimstaden Bostad AB 3.625% (d)(e)(r)	EUR	185,000	217,204
Samhallsbyggnadsbolaget i Norden AB 5 year EUR Swap Annual Index + 2.814%, 4.9355% (b)(d)(e)(r)(s)	EUR	770,000	648,615

TOTAL SWEDEN			865,819
SWITZERLAND - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Credit Suisse Group AG Claim 5 year USD Swap Index + 4.598%, 0% (b)(d)(e)(j)(r)(s)		2,750,000	233,750
UBS Group AG 7% (c)(d)(r)		200,000	203,720
UBS Group AG 9.25% (c)(d)(r)		200,000	240,458
UBS Group AG 9.25% (c)(d)(r)		200,000	224,768

TOTAL SWITZERLAND			902,696
UNITED KINGDOM - 0.0%
Consumer Staples - 0.0%
Tobacco - 0.0%
British American Tobacco PLC 3% (d)(e)(r)	EUR	1,600,000	1,898,940
Financials - 0.0%
Banks - 0.0%
Barclays PLC 7.625% (d)(r)		315,000	330,468
Barclays PLC 8.875% (d)(e)(r)	GBP	300,000	434,866
HSBC Holdings PLC 7.05% (d)(r)		250,000	262,142
NatWest Group PLC 8.125% (d)(r)		290,000	325,132
			1,352,608
Industrials - 0.0%
Ground Transportation - 0.0%
Mobico Group PLC 4.25% (d)(e)(r)	GBP	320,000	303,042
Utilities - 0.0%
Electric Utilities - 0.0%
SSE PLC 3.74% (d)(e)(r)	GBP	635,000	862,834
TOTAL UNITED KINGDOM			4,417,424
UNITED STATES - 0.2%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
BP Capital Markets PLC 4.375% (d)(r)		1,454,000	1,480,075
Energy Transfer LP 6.5% (d)(r)		3,770,000	3,856,327
Energy Transfer LP Series G, 7.125% (d)(r)		2,890,000	3,026,671
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.3716%, 8.583% (b)(d)(r)		315,000	316,390
Venture Global LNG Inc 9% (c)(d)(r)		5,840,000	6,020,745
			14,700,208
Financials - 0.2%
Banks - 0.1%
Bank of America Corp 6.25% (d)(r)		1,305,000	1,314,813
Bank of America Corp 6.625% (d)(r)		653,000	675,913
BW Real Estate Inc 9.5% (c)(d)(r)		185,000	190,607
Citigroup Inc 3.875% (d)(r)		4,320,000	4,275,964
Citigroup Inc 6.75% (d)(r)		1,385,000	1,400,543
Citigroup Inc 6.875% (d)(r)		250,000	256,278
Citigroup Inc 6.95% (d)(r)		623,000	634,589
Citigroup Inc 7.125% (d)(r)		1,540,000	1,581,742
JPMorgan Chase & Co 6.5% (d)(r)		245,000	254,316
US Bancorp 3.7% (d)(r)		4,850,000	4,694,167
Wells Fargo & Co 6.85% (d)(r)		930,000	987,777
Wells Fargo & Co 7.625% (d)(r)		160,000	173,469
			16,440,178
Capital Markets - 0.1%
Charles Schwab Corp/The 4% (d)(r)		220,000	203,328
Goldman Sachs Group Inc/The 3.65% (d)(r)		1,750,000	1,709,935
Goldman Sachs Group Inc/The 4.125% (d)(r)		2,505,000	2,465,482
Goldman Sachs Group Inc/The 6.85% (d)(r)		1,160,000	1,199,403
Goldman Sachs Group Inc/The 7.5% (d)(r)		490,000	525,754
State Street Corp 6.7% (d)(r)		178,000	186,767
			6,290,669
Consumer Finance - 0.0%
Ally Financial Inc 4.7% (d)(r)		45,000	41,135
Ally Financial Inc 4.7% (d)(r)		545,000	531,502
American Express Co 3.55% (d)(r)		770,000	757,187
			1,329,824
TOTAL FINANCIALS			24,060,671

Industrials - 0.0%
Aerospace & Defense - 0.0%
Incora Top Holdco LLC 6% 1/31/2033 (j)		71,207	70,418
Utilities - 0.0%
Electric Utilities - 0.0%
Edison International 5% (d)(r)		122,000	111,858
Independent Power and Renewable Electricity Producers - 0.0%
Vistra Corp 7% (c)(d)(r)		2,575,000	2,643,926
TOTAL UTILITIES			2,755,784

TOTAL UNITED STATES			41,587,081
TOTAL PREFERRED SECURITIES (Cost $75,452,832)			73,578,682

Repurchase Agreements - 5.1%
	Maturity Amount ($)	Value ($)
Barclays Bank PLC 4.43%, dated 9/2/2025 due 9/3/2025 (t)	315,038,763	315,000,000
BNP Paribas, SA 4.44%, dated 9/2/2025 due 9/3/2025 (t)	400,149,346	400,100,000
Repurchase Agreements*	1,561,299,818	1,558,800,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,273,900,000)		2,273,900,000

U.S. Government Agency - Mortgage Securities - 24.2%
		Principal Amount (a)	Value ($)
Fannie Mae 2% 11/1/2051		663,695	532,502
Fannie Mae 2% 3/1/2052		3,687,341	2,952,700
Fannie Mae 2.5% 1/1/2052		1,742,734	1,458,686
Fannie Mae 2.5% 3/1/2050		182,355	153,944
Fannie Mae 2.5% 4/1/2052		1,251,312	1,059,092
Fannie Mae 2.5% 4/1/2052		518,244	436,691
Fannie Mae 2.5% 6/1/2052		1,626,879	1,379,000
Fannie Mae 3% 11/1/2036		526,958	502,136
Fannie Mae 3% 12/1/2051		2,290,324	2,007,803
Fannie Mae 3.5% 12/1/2036		99,087	96,757
Fannie Mae 3.5% 5/1/2036		76,916	75,183
Fannie Mae 3.5% 7/1/2047		2,801,884	2,595,778
Fannie Mae 4% 12/1/2054		12,333,413	11,590,509
Fannie Mae 4.5% 10/1/2054		15,472,106	14,915,388
Fannie Mae 5.5% 2/1/2055		2,640,114	2,656,255
Fannie Mae 6.5% 7/1/2054		496,863	522,371
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.553%, 6.178% 6/1/2036 (b)(d)		966	991
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.595%, 6.586% 5/1/2035 (b)(d)		1,077	1,105
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.825%, 6.724% 2/1/2035 (b)(d)		18,215	18,799
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.955%, 6.705% 7/1/2037 (b)(d)		5,581	5,801
Fannie Mae Mortgage pass-thru certificates 1.3334% 10/1/2032 (d)		3,513,342	2,899,106
Fannie Mae Mortgage pass-thru certificates 1.4557% 11/1/2032 (d)		5,238,659	4,362,941
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2036		2,670,023	2,399,224
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2037		3,749,422	3,360,946
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2041		878,924	735,566
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2051		5,469,431	4,151,104
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2036		76,856	68,749
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2050		2,372,085	1,803,294
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2051		1,423,863	1,080,217
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035		2,799,079	2,515,191
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035		2,665,548	2,395,203
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035		1,444,484	1,297,982
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035		31,123	27,966
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035		12,998	11,680
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2040		534,545	448,095
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2041		9,185,209	7,618,311
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2050		4,349,767	3,306,756
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035		1,921,653	1,726,755
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035		13,177	11,840
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2040		1,864,780	1,561,883
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2041		3,691,549	3,059,355
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2050		10,549,144	8,008,310
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036		42,775	38,370
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036		40,553	36,377
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2041		559,148	467,558
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2051		25,639,583	19,459,533
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036		269,373	241,632
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036		49,576	44,470
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036		14,546	13,048
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2041		571,236	477,322
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2051		1,887,722	1,432,714
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036		51,569	46,258
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036		51,519	46,213
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2036		4,642,913	4,164,765
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2036		303,423	272,175
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2051		784,074	595,085
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036		55,699	49,928
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036		53,846	48,301
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2051		1,310,418	994,561
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2051		521,810	400,764
Fannie Mae Mortgage pass-thru certificates 1.5% 7/1/2036		43,350	38,859
Fannie Mae Mortgage pass-thru certificates 1.5% 7/1/2051		301,998	229,206
Fannie Mae Mortgage pass-thru certificates 1.5% 8/1/2036		56,081	50,270
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2036		57,945	51,941
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2050		6,380,234	4,850,346
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2051		219,922	166,913
Fannie Mae Mortgage pass-thru certificates 1.56% 10/1/2035		3,170,610	2,472,029
Fannie Mae Mortgage pass-thru certificates 1.5649% 1/1/2033 (d)		4,757,764	3,978,166
Fannie Mae Mortgage pass-thru certificates 1.73% 11/1/2031		4,305,140	3,753,176
Fannie Mae Mortgage pass-thru certificates 1.82% 4/1/2032		1,006,017	873,671
Fannie Mae Mortgage pass-thru certificates 1.93% 1/1/2032		6,000,000	5,243,206
Fannie Mae Mortgage pass-thru certificates 1.96% 9/1/2033		248,670	206,624
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2041		1,314,890	1,142,144
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051		14,605,863	11,705,016
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051		76,162	61,654
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052		13,028,024	10,493,475
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052		4,989,068	4,029,379
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052		194,286	155,639
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2035		1,226,598	1,130,861
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2036		1,097,567	1,014,645
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2040		138,944	121,005
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041		1,471,751	1,267,200
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041		309,773	267,087
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041		35,190	30,343
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050		19,262,996	15,455,262
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050		3,073,442	2,495,686
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050		27,700	22,424
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051		7,463,262	5,964,669
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051		7,125,096	5,767,884
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051		4,593,749	3,712,974
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051		3,128,527	2,516,952
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051		865,009	697,536
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051		161,181	130,277
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051		69,345	56,114
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2052		1,375,847	1,097,432
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2036		91,926	84,536
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2040		9,082,422	7,900,053
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041		2,673,344	2,305,163
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041		2,143,854	1,848,291
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041		1,415,033	1,219,473
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041		307,400	264,927
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050		5,447,673	4,370,827
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050		2,110,447	1,699,209
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050		849,389	683,879
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050		608,967	493,540
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051		12,278,298	9,812,866
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051		4,618,784	3,738,982
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051		2,912,622	2,354,175
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051		610,998	489,839
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051		148,176	119,766
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051		119,007	95,111
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051		60,181	48,717
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051		41,630	33,700
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051		25,766	20,592
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2035		3,592,505	3,308,739
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2035		121,189	111,314
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2036		1,142,135	1,055,489
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040		3,801,957	3,304,637
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040		527,977	460,389
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2041		728,107	626,568
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2041		281,503	242,517
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050		4,652,221	3,732,613
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050		1,876,302	1,511,862
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050		1,437,356	1,153,232
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050		16,672	13,507
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051		18,101,532	14,466,818
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051		4,737,361	3,829,051
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051		2,316,312	1,867,854
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051		1,865,648	1,510,273
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051		1,620,329	1,309,657
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051		707,097	571,523
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028		948,481	927,884
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036		691,433	638,546
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036		162,230	149,720
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036		145,586	133,722
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036		112,077	103,540
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036		110,215	102,060
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036		58,375	54,311
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2037		514,212	475,845
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2041		7,269,881	6,310,045
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2042		673,088	578,921
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051		2,181,679	1,748,379
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051		102,314	81,930
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051		34,830	27,956
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051		33,412	27,048
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051		24,417	19,758
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052		3,443,464	2,758,487
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052		1,508,523	1,205,146
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052		1,094,731	885,861
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052		1,081,064	867,707
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052		461,036	372,352
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052		65,409	52,888
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052		28,843	23,322
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2036		220,714	202,729
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2036		141,350	129,832
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2037		182,728	168,580
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2041		1,928,091	1,672,456
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051		37,432,817	29,974,950
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051		1,870,145	1,487,030
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051		492,852	398,817
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051		320,931	255,587
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051		163,775	132,528
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051		63,912	51,179
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051		43,278	34,737
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051		32,258	26,103
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051		25,703	20,799
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051		21,521	17,415
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052		30,359,447	24,215,958
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052		3,128,977	2,531,003
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052		2,863,650	2,310,118
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052		2,004,400	1,616,958
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052		851,752	679,393
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052		716,481	578,660
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052		713,345	577,464
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052		705,594	568,544
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052		691,455	559,744
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052		640,057	517,737
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052		628,705	504,624
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052		63,499	51,344
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052		44,069	35,634
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2036		1,135,049	1,043,265
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041		164,294	143,750
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051		27,026,763	21,642,129
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051		4,630,078	3,746,678
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051		2,576,993	2,063,570
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051		860,191	689,350
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051		615,249	488,987
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051		29,114	23,586
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051		18,961	15,183
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052		15,025,780	11,985,187
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052		536,849	429,890
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2036		8,781,563	8,071,457
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2036		169,997	157,207
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2041		10,704,927	9,272,893
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2042		3,144,402	2,730,806
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051		29,215,355	23,394,680
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051		1,098,407	884,030
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051		73,484	59,464
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2036		352,997	324,452
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2036		188,864	174,596
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2040		874,989	763,267
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041		10,080,724	8,723,132
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041		119,976	104,892
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2050		5,226,334	4,198,139
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2051		33,161	26,534
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2036		80,698	74,425
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2040		536,634	467,789
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041		2,564,318	2,216,252
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041		1,706,113	1,481,269
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041		464,934	401,050
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050 (y)(z)		10,872,483	8,730,105
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050		2,172,058	1,753,565
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050		1,921,167	1,555,217
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051		3,192,140	2,554,164
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051		2,253,545	1,809,493
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051		389,702	314,374
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051		380,942	308,141
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051		100,353	80,516
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051		20,359	16,335
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2031		353,144	337,010
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2040		2,159,700	1,881,622
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2041		902,399	778,891
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2041		716,665	618,983
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2041		90,712	78,286
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2042		685,074	590,113
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2042		288,338	248,563
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050		6,057,482	4,863,880
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050		114,752	92,291
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051		6,983,770	5,588,005
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051		193,202	154,589
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051		54,645	43,724
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2040		256,552	223,408
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2041		467,636	403,116
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2050		5,590,757	4,489,121
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2051		52,816	42,260
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2051		31,192	24,958
Fannie Mae Mortgage pass-thru certificates 2.02% 1/1/2032		4,000,000	3,532,826
Fannie Mae Mortgage pass-thru certificates 2.07% 5/1/2032		443,451	385,158
Fannie Mae Mortgage pass-thru certificates 2.11% 1/1/2032		4,947,538	4,399,528
Fannie Mae Mortgage pass-thru certificates 2.14% 8/1/2036		356,854	286,304
Fannie Mae Mortgage pass-thru certificates 2.2% 10/1/2026		164,679	160,818
Fannie Mae Mortgage pass-thru certificates 2.25% 4/1/2033		1,272,605	1,107,665
Fannie Mae Mortgage pass-thru certificates 2.39% 3/1/2032		221,336	199,863
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032		547,425	528,504
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051		15,114,729	12,651,184
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051		6,664,990	5,657,812
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051		306,431	257,156
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052		16,629,069	13,927,017
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052		3,104,558	2,590,786
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052		828,888	688,866
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052		747,156	628,880
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052		431,544	358,644
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031		538,168	519,762
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031		321,667	294,643
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2035		464,089	444,341
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2037		331,696	306,129
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2043		504,091	445,563
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2043		267,982	236,886
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2046		226,453	194,356
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2050		12,267,158	10,267,737
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2050		11,142,066	9,447,890
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051		21,967,694	18,352,862
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051		1,776,464	1,500,242
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051		939,041	784,520
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051		812,898	683,198
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051		533,105	452,878
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051		172,784	145,000
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2029		299,212	291,607
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2029		85,752	83,721
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031		352,674	340,607
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032		132,223	127,234
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032		34,545	33,231
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032		5,384	5,192
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041		1,936,051	1,724,128
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041		1,268,755	1,131,094
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041		375,414	335,563
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2049		511,363	430,413
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2050		954,101	798,592
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2050		497,879	430,111
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2050		418,294	355,868
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051		25,477,081	21,284,771
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051		7,318,035	6,143,566
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051		4,741,072	4,009,810
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051		3,776,626	3,174,057
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051		3,252,634	2,731,636
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051		1,778,380	1,491,857
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051		386,920	328,209
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031		982,767	948,451
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032		242,318	233,089
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2033		2,495,447	2,406,406
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2049		792,403	666,964
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051		15,854,175	13,304,789
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051		4,128,091	3,466,865
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051		2,301,235	1,941,979
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051		884,314	737,969
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2034		742,207	640,385
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035		570,927	541,089
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035		473,995	449,519
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035		299,097	288,970
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035		184,315	174,855
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2036		3,935,202	3,725,850
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2036		1,042,040	983,999
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2041		336,293	301,477
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2043		191,972	170,008
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2043		135,913	120,238
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2051		6,072,524	5,078,970
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2051		4,574,140	3,887,209
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2051		14,416	12,102
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052		17,388,251	14,510,674
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052		3,908,454	3,325,157
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052		3,376,830	2,842,270
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052		1,254,928	1,064,113
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2036		2,842,933	2,687,248
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2040		104,519	94,235
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2041		208,966	188,400
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2043		478,200	422,508
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2043		150,778	134,979
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2043		63,720	56,301
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2047		126,817	107,653
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050		2,974,626	2,503,736
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050		580,590	490,132
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2051		628,512	532,749
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2051		534,812	449,816
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2051		39,709	33,560
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052		7,546,780	6,293,149
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052		2,699,836	2,274,977
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052		2,140,304	1,801,490
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052		1,927,237	1,633,594
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052		987,986	836,216
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052		560,870	474,361
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2062		992,004	786,917
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2030		258,513	251,540
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2031		525,747	508,716
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036		540,671	522,163
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2037		5,530,326	5,107,792
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2041		315,926	283,122
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043		591,641	519,707
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043		56,111	50,614
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043		6,322	5,527
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043		5,628	4,990
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051		15,206,380	12,718,392
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051		4,221,719	3,591,671
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051		2,405,144	2,011,627
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051		1,800,832	1,496,622
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051		591,247	501,162
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052		12,658,865	10,631,204
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052		7,121,481	5,942,950
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052		4,908,178	4,132,737
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052		4,364,941	3,639,860
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052		3,901,379	3,294,755
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052		2,274,595	1,911,678
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052		1,790,601	1,509,943
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052		1,475,153	1,250,853
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052		203,837	171,951
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031		672,910	651,107
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031		670,268	648,299
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031		610,416	590,645
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031		581,543	562,480
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031		565,317	546,587
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031		476,603	461,141
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2035		1,258,166	1,191,232
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2037		466,529	439,231
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2040		76,217	68,708
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041		3,810,483	3,411,232
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041		239,135	214,960
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041		187,884	168,879
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2043		223,082	197,355
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2046		4,554,864	3,866,557
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2046		101,029	86,773
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2050		4,453,946	3,739,134
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2050		2,451,039	2,057,672
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2050		620,531	524,433
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051		14,952,914	12,576,489
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051		7,507,281	6,278,980
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051		4,634,060	3,875,859
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051		3,100,899	2,628,432
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051		2,973,533	2,513,038
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051		2,906,763	2,463,875
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051		2,204,377	1,868,508
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051		1,126,222	945,475
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051		716,258	601,306
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052		5,737,160	4,841,505
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052		4,096,841	3,455,984
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2053		4,605,532	3,852,000
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2053		793,295	662,013
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2028		64,892	63,588
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031		845,825	817,798
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031		537,523	519,710
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031		521,665	504,768
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2036		727,396	684,379
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2037		758,589	713,017
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2041		2,203,071	1,969,152
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2043		157,371	137,479
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2043		12,537	11,165
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051		9,577,869	8,010,789
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051		6,835,698	5,794,179
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051		3,189,572	2,690,636
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028		54,831	53,730
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028		52,888	51,827
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2036		117,569	110,653
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2037		193,660	181,966
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2040		220,082	198,081
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041		215,378	192,557
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041		191,002	171,376
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2046		237,551	203,880
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050		4,599,185	3,852,440
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050		3,835,835	3,252,588
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050		1,166,720	969,265
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050		601,164	510,320
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2051		4,744,408	3,963,706
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2051		772,679	646,257
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2053		1,140,629	951,011
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2028		115,414	112,998
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2028		37,490	36,721
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2028		34,465	33,758
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031		446,961	432,319
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2050		8,378,474	7,018,105
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2050		5,823,959	4,878,354
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051		4,785,872	4,016,293
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051		3,849,276	3,230,304
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051		3,720,906	3,122,576
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051		2,831,023	2,385,520
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051		2,230,663	1,863,603
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2035		3,252,699	3,074,573
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2041		1,653,950	1,476,113
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2046		526,350	451,746
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2051		9,988,040	8,344,486
Fannie Mae Mortgage pass-thru certificates 2.51% 10/1/2030		737,087	682,406
Fannie Mae Mortgage pass-thru certificates 2.6% 9/1/2027		309,399	300,989
Fannie Mae Mortgage pass-thru certificates 2.6% 9/1/2028		355,826	342,237
Fannie Mae Mortgage pass-thru certificates 2.61% 6/1/2026		296,122	292,261
Fannie Mae Mortgage pass-thru certificates 2.62% 5/1/2026		144,512	142,780
Fannie Mae Mortgage pass-thru certificates 2.66% 8/1/2029		644,103	614,064
Fannie Mae Mortgage pass-thru certificates 2.67% 4/1/2034		585,106	509,848
Fannie Mae Mortgage pass-thru certificates 2.69% 12/1/2028		441,052	425,507
Fannie Mae Mortgage pass-thru certificates 2.73% 7/1/2028		280,569	271,531
Fannie Mae Mortgage pass-thru certificates 2.78% 4/1/2026		204,787	202,714
Fannie Mae Mortgage pass-thru certificates 2.81% 5/1/2026		117,021	115,757
Fannie Mae Mortgage pass-thru certificates 2.83% 10/1/2027		595,000	575,841
Fannie Mae Mortgage pass-thru certificates 2.83% 4/1/2030		634,197	603,749
Fannie Mae Mortgage pass-thru certificates 2.835% 8/1/2029		465,159	442,635
Fannie Mae Mortgage pass-thru certificates 2.84% 11/1/2031		130,917	120,308
Fannie Mae Mortgage pass-thru certificates 2.86% 12/1/2029		574,623	549,866
Fannie Mae Mortgage pass-thru certificates 2.87% 8/1/2031		218,801	206,265
Fannie Mae Mortgage pass-thru certificates 2.9% 5/1/2029		98,188	94,226
Fannie Mae Mortgage pass-thru certificates 2.97% 4/1/2028		173,658	169,501
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2030		428,104	420,057
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2032		35,183	34,336
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035		150,076	145,168
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2041		218,283	205,273
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2042		298,261	274,425
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043		763,507	697,602
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043		524,683	478,955
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043		248,036	227,719
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043		225,752	207,289
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043		204,730	188,033
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043		158,945	145,765
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043		150,261	137,079
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043		144,642	132,701
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043		118,433	108,933
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043		50,615	46,397
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043		43,409	39,681
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2044		5,725	5,210
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047		1,990,645	1,776,194
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2050		586,836	515,364
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2051		1,376,871	1,206,167
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052		12,079,446	10,528,995
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052		994,223	862,571
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052		706,350	612,431
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052		249,252	218,272
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2027		80,173	79,176
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042		193,158	176,541
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042		141,421	129,088
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042		101,603	92,851
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2043		357,077	325,574
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2043		247,262	225,152
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049		5,169,030	4,575,021
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2050		16,064	14,213
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051		4,374,256	3,834,671
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051		1,892,928	1,661,793
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2028		7,923	7,796
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032		63,679	62,020
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032		47,114	45,936
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2034		176,927	173,204
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042		457,178	419,157
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042		108,679	99,818
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2043		7,799	7,128
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046		1,562,101	1,395,281
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046		935,865	835,922
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046		806,379	721,524
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2049		2,039,341	1,799,250
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2049		555,637	488,312
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2050		273,075	239,305
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051		3,498,120	3,097,220
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051		2,931,393	2,573,457
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051		2,354,954	2,058,572
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051		2,168,394	1,905,656
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051		1,365,467	1,196,603
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051		40,910	36,119
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051		34,915	30,826
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2028		16,672	16,398
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032		374,594	366,003
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032		312,162	304,967
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034		1,537,833	1,484,661
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034		205,905	198,978
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2035		138,643	134,065
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042		289,890	264,444
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042		283,889	259,706
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042		262,001	239,360
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042		164,370	150,502
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042		95,552	87,734
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2045		615,865	563,091
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046		138,628	123,694
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046		105,011	93,699
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2047		379,194	347,402
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2049		677,879	595,319
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2049		415,176	364,611
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2050		2,533,777	2,220,432
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051		3,402,848	2,972,458
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051		2,967,841	2,603,600
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051		1,696,213	1,486,978
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051		1,235,385	1,084,539
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051		949,190	834,180
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2027		53,143	52,612
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031		304,441	298,666
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031		288,150	282,084
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2035		121,815	119,311
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043		937,928	855,793
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043		287,019	263,752
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043		58,826	54,240
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043		38,222	35,069
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043		13,859	12,748
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2044		564,847	515,936
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2045		283,463	255,769
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2045		16,093	14,512
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050		1,238,241	1,091,690
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052		10,743,095	9,407,814
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052 (z)		4,187,801	3,667,291
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052		2,469,039	2,162,157
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052		1,926,699	1,679,398
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052		989,209	858,221
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052		737,940	645,298
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033		143,211	139,786
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2040		42,715	40,476
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2048		1,441,619	1,292,621
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052		20,154,915	17,737,998
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052		11,094,061	9,670,089
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052		3,754,333	3,309,991
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052		2,274,156	1,991,496
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052		1,468,896	1,287,701
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052		1,184,685	1,030,034
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052		1,142,177	1,001,284
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052		992,286	860,890
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052		980,644	850,790
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052		698,524	618,033
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052		704,823	614,355
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2061		310,098	265,353
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2027		166,784	164,993
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2038		20,011	19,364
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043		502,282	458,690
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043		412,390	375,893
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043		200,357	182,683
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043		5,289	4,864
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2047		4,721,012	4,310,392
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048		1,649,895	1,502,884
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050		10,149,678	8,948,418
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2051		3,010,827	2,641,309
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052		21,262,068	18,486,475
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052		4,579,665	3,970,377
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052		3,826,558	3,352,143
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052		3,224,995	2,847,333
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052		1,553,337	1,369,493
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052		983,717	853,456
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2027		1,653	1,635
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2030		192,609	188,862
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2037		392,134	375,782
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043		238,778	216,518
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043		215,852	196,942
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043		111,491	101,720
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043		39,673	36,406
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046		482,694	431,598
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050		310,721	273,946
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2051		241,693	211,728
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2052		4,022,154	3,523,489
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2052		1,870,855	1,633,646
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2052		679,982	599,503
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2030		83,453	81,803
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043		171,698	156,564
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043		75,984	69,761
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043		8,726	8,075
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051 (f)		5,902,651	5,207,734
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051		1,952,271	1,712,060
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051		1,895,660	1,667,746
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051		774,614	677,368
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2052		9,683,587	8,504,203
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2052		8,566,878	7,439,617
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2052		647,396	562,075
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2062		598,346	509,766
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2063		2,593,058	2,202,694
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2032		510,602	497,750
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2034		351,493	344,538
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2035		14,420	13,818
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2036		56,772	54,169
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2042		311,122	285,414
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043		520,835	474,150
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043		273,276	249,194
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043		216,247	197,367
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043		203,902	185,778
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050		3,020,611	2,663,108
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050		2,847,610	2,509,693
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050		2,021,390	1,780,886
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050		1,824,994	1,608,428
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2051		2,279,560	2,005,490
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2052		10,045,786	8,781,479
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2052		2,624,426	2,294,950
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2028		57,711	56,820
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2042		28,953	26,916
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043		271,871	247,465
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043		212,051	193,275
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043		51,455	47,057
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043		31,603	28,792
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2048		303,816	271,845
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049		4,762,500	4,186,930
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051		3,658,080	3,198,837
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051		1,298,111	1,142,040
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051		650,371	570,551
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2052		9,569,637	8,437,027
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032		98,567	96,065
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032		80,780	78,713
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2035		597,686	583,977
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2042		406,014	372,218
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2042		168,670	155,765
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2042		143,920	131,863
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2042		138,481	127,026
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2042		91,562	84,121
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2042		69,680	63,476
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043		49,993	45,364
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046		158,680	141,735
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2049		4,232,223	3,741,901
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2049		403,275	358,948
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2051		6,972,626	6,097,268
Fannie Mae Mortgage pass-thru certificates 3.09% 10/1/2025		321,808	320,523
Fannie Mae Mortgage pass-thru certificates 3.09% 5/1/2032		693,906	645,652
Fannie Mae Mortgage pass-thru certificates 3.09% 5/1/2032		182,845	170,691
Fannie Mae Mortgage pass-thru certificates 3.13% 2/1/2026		226,550	225,052
Fannie Mae Mortgage pass-thru certificates 3.13% 3/1/2027		371,085	365,813
Fannie Mae Mortgage pass-thru certificates 3.13% 5/1/2032		336,436	314,870
Fannie Mae Mortgage pass-thru certificates 3.13% 7/1/2036		313,481	295,625
Fannie Mae Mortgage pass-thru certificates 3.16% 8/1/2033		429,760	391,327
Fannie Mae Mortgage pass-thru certificates 3.17% 1/1/2029		492,542	479,830
Fannie Mae Mortgage pass-thru certificates 3.19% 11/1/2027		250,000	245,400
Fannie Mae Mortgage pass-thru certificates 3.26% 5/1/2032		429,906	405,472
Fannie Mae Mortgage pass-thru certificates 3.27% 12/1/2028		242,261	238,153
Fannie Mae Mortgage pass-thru certificates 3.32% 3/1/2029		898,804	879,804
Fannie Mae Mortgage pass-thru certificates 3.35% 1/1/2029		241,200	236,524
Fannie Mae Mortgage pass-thru certificates 3.42% 5/1/2030		377,377	366,796
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2031		251,910	249,061
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2041		6,199	5,885
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043		490,511	462,123
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043		57,429	53,897
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2044		241,182	226,288
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046		476,047	441,326
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046		274,956	254,902
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046		261,337	242,276
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047		1,539,824	1,423,667
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047		316,978	292,968
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047		157,980	146,062
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047		126,111	116,559
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047		103,973	96,130
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048		953,882	898,295
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048		201,764	187,174
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2050		1,525,711	1,436,859
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2050		1,188,331	1,093,862
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052		10,896,350	9,915,197
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052		296,150	270,131
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2032		8,019	7,815
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2041		346,844	327,869
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2041		291,917	276,136
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2041		234,188	222,353
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042		414,736	393,336
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042		108,756	102,250
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042		13,732	12,942
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042		13,601	12,881
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045		1,046,261	957,855
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045		171,198	158,818
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2046		41,669	38,565
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047		187,524	173,964
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047		14,088	13,070
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2032		6,519	6,350
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2034		100,746	98,630
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042		260,413	245,351
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042		57,363	53,986
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042		8,261	7,765
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045		778,235	721,475
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045		25,152	23,318
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2047		697,079	641,663
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048		251,253	231,279
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2049		871,488	795,943
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2052		95,453	86,373
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2029		66,717	66,063
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2030		313,139	309,659
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2030		1,521	1,499
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2035		2,516,141	2,471,167
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2036		1,161,125	1,138,557
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2041		10,621	10,052
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042		1,356,517	1,282,071
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042		624,832	589,975
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042		16,921	15,888
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045		124,528	115,445
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045		105,315	97,831
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046		2,268,541	2,097,414
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046		1,304,026	1,205,250
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046		400,930	370,561
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046		392,778	363,026
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046		218,602	202,043
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046		203,958	188,572
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2047		361,183	333,260
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2042		327,669	309,497
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043		1,729,752	1,630,704
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2046		166,879	154,812
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2047		66,926	61,878
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052		5,557,595	5,037,106
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052		697,086	634,536
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2031		359,946	355,910
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2033		208,205	205,394
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2033		7,650	7,447
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2042		651,336	613,637
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2042		447,052	421,219
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2042		243,142	229,023
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2046		291,637	275,550
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2048		151,610	139,889
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2050		2,198,680	2,008,088
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052		2,395,841	2,177,864
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052		22,137	20,012
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2053		39,670	35,884
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2061		3,918,358	3,521,757
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042		37,222	35,102
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042		6,209	5,850
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043		338,698	318,770
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043		30,667	28,755
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046		4,443	4,095
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2048		626,035	575,289
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2049		34,216	31,293
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2052		13,188,803	11,943,527
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2053		349,074	318,842
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2029		77,797	77,034
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2032		20,232	19,736
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042		629,030	593,962
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043		256,536	240,967
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043		101,734	95,827
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2044		3,525	3,331
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046		16,168	14,978
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2047		2,296,692	2,125,595
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2049		2,292,183	2,096,351
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2049		42,366	39,011
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052		14,737,272	13,345,791
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052		7,929,232	7,207,817
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052		2,370,871	2,147,756
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052		334,206	305,575
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052		327,897	298,885
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2056		531,297	479,185
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2032		11,108	10,869
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2032		10,018	9,764
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2032		2,394	2,331
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2037		278,916	271,752
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2039		90,689	86,624
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042		259,142	244,518
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042		11,429	10,788
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043		678,410	636,704
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043		43,248	40,482
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043		15,690	14,702
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2045		1,013,736	944,958
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2045		602,932	561,142
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2045		6,905	6,425
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2046		52,429	48,327
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2046		15,228	14,094
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2046		12,126	11,223
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2046		5,045	4,674
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2048		1,226,227	1,133,344
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2049		860,477	792,071
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2052		10,409,319	9,426,479
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2052		2,513,990	2,277,406
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2062		4,972,692	4,440,627
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2032		26,211	25,547
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2032		24,910	24,317
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2032		20,003	19,476
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2034		463,027	454,027
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2034		152,230	149,271
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042		15,136	14,262
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042		4,330	4,087
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042		3,625	3,421
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046		433,451	401,160
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046		139,664	129,259
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046		122,362	113,246
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046		103,694	95,483
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047		2,862,638	2,698,666
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2049		331,194	305,590
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2049		80,198	73,322
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2051		3,619,250	3,312,585
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2051		2,794,518	2,544,635
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2052		12,163,128	11,014,696
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2052		516,838	472,521
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2032		31,048	30,236
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2034		593,088	581,560
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042		1,464,047	1,377,601
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042		766,725	723,093
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042		520,739	490,649
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043		597,283	563,961
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043		123,818	116,579
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043		69,681	65,292
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043		8,411	7,906
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043		4,462	4,198
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2044		14,422	13,467
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2045		223,541	208,110
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046		217,296	201,108
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046		41,969	38,842
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2056		733,725	661,900
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042		38,117	35,918
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042		20,084	18,922
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2046		408,599	378,160
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047		698,114	645,670
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047		452,889	416,886
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047		119,539	110,895
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2048		141,349	129,405
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2051		517,482	471,371
Fannie Mae Mortgage pass-thru certificates 3.55% 8/1/2028		207,954	206,233
Fannie Mae Mortgage pass-thru certificates 3.67% 7/1/2033		2,000,000	1,916,077
Fannie Mae Mortgage pass-thru certificates 3.71% 9/1/2030		733,284	718,918
Fannie Mae Mortgage pass-thru certificates 3.75% 7/1/2033		4,000,000	3,836,626
Fannie Mae Mortgage pass-thru certificates 3.75% 9/1/2034		389,300	368,102
Fannie Mae Mortgage pass-thru certificates 3.77% 9/1/2032		2,000,000	1,935,994
Fannie Mae Mortgage pass-thru certificates 3.78% 8/1/2030		471,842	464,836
Fannie Mae Mortgage pass-thru certificates 3.785% 12/1/2026 (d)		35,317	35,176
Fannie Mae Mortgage pass-thru certificates 3.81% 12/1/2028		468,084	467,294
Fannie Mae Mortgage pass-thru certificates 3.83% 9/1/2032		6,000,000	5,829,980
Fannie Mae Mortgage pass-thru certificates 3.84% 10/1/2027		132,022	131,629
Fannie Mae Mortgage pass-thru certificates 3.88% 12/1/2028		8,484	8,488
Fannie Mae Mortgage pass-thru certificates 3.895% 2/1/2033		559,653	544,332
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2038		118,625	115,873
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041		670,396	652,649
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041		449,985	438,639
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041		399,977	389,452
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041		280,424	272,794
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041		267,370	260,489
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041		151,890	147,694
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041		3,122	3,045
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042		356,992	346,386
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042		51,109	49,658
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042		45,600	44,272
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042		12,656	12,317
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2046		324,034	309,933
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2046		62,222	59,262
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2046		40,700	38,929
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2047		298,839	284,434
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2047		128,493	122,982
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2048		935,549	889,283
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2048		395,887	376,062
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2048		135,912	129,106
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2048		73,356	69,682
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2048		27,941	26,603
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2048		23,380	22,209
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2049		5,177,211	4,921,178
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2052		81,327	77,254
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2054		5,976,412	5,581,405
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2031		5,000,000	4,937,670
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2039		355,810	346,774
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2039		82,375	80,179
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041		220,121	213,965
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043		95,145	92,377
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2044		57,135	55,045
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045		1,255,660	1,206,919
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045		589,635	568,093
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045		53,607	51,341
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046		1,503,925	1,438,480
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2047		2,858,866	2,721,058
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2047		1,372,172	1,304,313
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2048		829,256	788,764
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2048		686,130	653,914
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2048		91,032	86,644
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2051		131,440	122,896
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040		1,470,027	1,431,324
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040		7,594	7,423
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041		228,022	221,491
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041		129,758	126,108
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2045		55,277	52,647
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2047		87,436	83,467
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2047		28,800	27,349
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2048		1,801,499	1,706,779
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2049		784,618	744,344
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051		671,322	627,686
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051		111,288	105,758
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051		20,151	19,150
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2038		468,436	456,718
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2039		235,722	229,383
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040		94,305	91,820
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041		230,148	223,265
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041		137,077	133,222
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041		87,942	85,499
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041		36,430	35,365
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041		2,697	2,618
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041		2,134	2,073
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2042		87,018	84,211
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2042		46,852	45,605
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044		546,458	526,086
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045		422,821	404,950
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045		365,190	349,298
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045		237,334	227,377
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045		176,297	168,625
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045		74,675	71,426
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045		57,909	55,154
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045		26,309	25,165
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2047		857,469	814,528
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2047		140,039	133,114
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2047		86,119	81,995
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2047		70,280	66,761
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2047		14,867	14,122
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2048		65,485	62,185
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2051		1,134,711	1,070,085
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2051		61,396	58,321
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2052		676,940	636,270
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2038		124,577	121,687
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2038		47,930	46,817
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2038		46,516	45,436
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041		555,034	540,314
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041		152,600	148,495
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042		256,249	248,495
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2043		487,752	473,116
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2047		776,545	739,112
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2048		90,777	86,203
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2048		84,008	80,353
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2048		15,106	14,373
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2048		5,015	4,775
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2049		1,256,525	1,189,673
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2051		691,072	658,623
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2052		53,105	50,429
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2053		6,826,324	6,401,274
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2039		883,203	862,023
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2039		339,720	331,443
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2039		106,418	103,771
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041		223,062	216,898
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042		103,743	100,603
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045		1,233,990	1,187,933
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046		2,073,200	2,011,960
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046		633,228	606,860
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046		198,114	189,245
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2048		344,412	328,564
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2048		305,976	291,609
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2048		67,962	64,495
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2048		61,146	58,485
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2049		1,616,010	1,531,042
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2052		1,093,758	1,029,756
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042		261,338	253,476
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042		107,561	104,494
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042		67,755	65,830
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042		57,062	55,434
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042		41,337	40,097
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042		25,081	24,334
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042		18,905	18,337
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045		6,537,847	6,292,898
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2046		145,206	138,298
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2046		88,156	84,209
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048		466,217	444,326
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048		110,834	105,422
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048		107,689	102,431
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048		24,489	23,239
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2050		278,570	265,490
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052		9,696,700	9,080,195
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052		1,168,055	1,103,355
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052		230,005	218,127
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052		149,371	139,603
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2053		489,795	457,766
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2039		218,826	213,144
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2040		1,556,604	1,514,647
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2042		3,111	3,017
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2046		190,907	182,360
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2046		159,295	151,716
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047		483,689	461,431
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047		120,195	115,189
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048		2,419,342	2,299,696
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048		196,074	186,500
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2050		2,303,796	2,181,226
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052		27,370,308	25,666,060
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052		8,735,660	8,249,051
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052		156,085	146,512
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052		90,591	84,639
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2039		528,289	515,114
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2039		439,564	428,942
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2042		180,699	176,152
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2042		35,081	33,859
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2043		103,475	100,569
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2045		98,510	94,741
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2046		69,485	66,374
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2046		22,940	21,913
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2046		16,951	16,192
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2047		1,674,306	1,591,505
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2047		82,150	78,087
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2052		9,394,961	8,796,613
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2052		647,981	609,456
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2052		626,023	588,804
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2052		95,513	89,237
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2053		359,450	336,282
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2037		3,146,878	3,106,245
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2039		56,317	55,116
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2042		102,932	99,721
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2042		22,798	22,017
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2043		33,404	32,166
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2045		126,304	121,377
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2045		28,706	27,562
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046		1,353,216	1,294,752
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047		262,831	250,490
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2049		15,747	14,934
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2052		6,794,065	6,371,024
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2052		2,501,028	2,345,298
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2052		748,435	699,260
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2052		690,028	646,631
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2053		652,438	611,150
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039		111,198	108,265
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043		69,586	67,277
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043		23,542	22,716
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043		17,989	17,353
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2047		297,556	282,841
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2047		241,322	229,464
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2048		282,241	267,666
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2048		74,290	70,384
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2048		42,372	40,145
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2050		314,593	299,231
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2052		2,752,103	2,578,159
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2052		298,347	278,745
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2059		296,872	276,160
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2038		323,861	316,884
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2040		108,592	105,722
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2044		159,128	153,147
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2044		74,308	71,648
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2045		57,651	55,215
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046		1,618,832	1,548,892
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046		198,803	192,303
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2047		97,667	92,867
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048		169,307	160,405
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051		83,761	79,625
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2052		477,114	446,959
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2052		138,150	131,189
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2052		87,884	82,522
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2053		27,174	25,397
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2062		1,253,783	1,163,569
Fannie Mae Mortgage pass-thru certificates 4.11% 4/1/2033		3,436,169	3,380,979
Fannie Mae Mortgage pass-thru certificates 4.24% 3/1/2033		5,309,849	5,279,631
Fannie Mae Mortgage pass-thru certificates 4.32% 3/1/2030		1,900,000	1,921,518
Fannie Mae Mortgage pass-thru certificates 4.32% 7/1/2033		508,647	507,203
Fannie Mae Mortgage pass-thru certificates 4.33% 1/1/2033		731,382	731,298
Fannie Mae Mortgage pass-thru certificates 4.37% 10/1/2030		2,500,000	2,509,822
Fannie Mae Mortgage pass-thru certificates 4.37% 5/1/2033		487,100	486,667
Fannie Mae Mortgage pass-thru certificates 4.45% 10/1/2033		2,000,000	2,003,322
Fannie Mae Mortgage pass-thru certificates 4.48% 4/1/2033		446,114	449,185
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2041		84,889	84,796
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2041		83,697	83,589
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044		213,982	212,742
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044		38,000	37,849
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2047		49,731	48,967
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2047		32,268	31,692
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048		160,869	157,594
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2053		2,312,053	2,233,196
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2055		8,578,066	8,251,985
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2040		6,942	6,935
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2041		55,888	55,801
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2041		54,881	54,840
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2041		45,261	45,247
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2041		45,149	45,061
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2041		18,541	18,516
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2042		897,567	896,642
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2042		157,453	156,798
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2042		83,645	83,326
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044		1,291,336	1,279,172
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2045		135,248	135,409
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2045		3,262	3,200
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2046		69,931	68,682
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048		43,350	42,373
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2052		5,459,670	5,275,163
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2052		4,491,036	4,339,263
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2052		3,086,886	2,982,566
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2052		800,518	773,464
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2052		575,680	556,225
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2030		1,422	1,422
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040		64,759	64,603
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040		43,754	43,697
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040		20,165	20,123
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040		18,604	18,583
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040		14,496	14,479
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2041		261,119	260,598
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2041		101,486	101,407
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2041		24,505	24,500
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2042		1,088,028	1,086,691
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2043		45,288	44,906
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2043		19,814	19,695
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044		366,791	362,763
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044		60,523	59,858
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044		4,366	4,318
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2045		88,693	87,441
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2046		108,596	106,691
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2046		87,972	86,429
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2047		305,025	298,815
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2052		6,157,841	5,949,739
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2052		2,203,451	2,128,986
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2052		714,851	690,693
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2039		208,793	208,637
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2039		12,360	12,351
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040		329,756	329,276
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040		201,392	201,194
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040		108,936	108,816
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040		48,963	48,893
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040		43,178	43,108
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2043		32,316	32,075
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2043		11,173	11,117
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2043		4,670	4,654
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2045		7,270	7,167
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2046		116,491	114,447
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048		1,716,095	1,686,523
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2052		11,176,713	10,787,126
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2052		4,338,966	4,199,112
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2061		195,534	188,987
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2038		65,916	66,056
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2039		205,952	205,861
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041		630,260	629,566
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041		345,084	344,663
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041		270,001	269,716
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041		22,101	22,069
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2042		11,609	11,566
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2044		603,243	600,322
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2044		7,790	7,743
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2045		419,507	415,555
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047		55,220	54,372
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048		974,496	953,440
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048		67,324	65,954
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2051		557,694	545,121
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2053		11,009	10,633
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041		790,868	789,512
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041		13,045	13,039
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2042		13,890	13,837
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044		5,708	5,684
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2045		375,814	371,100
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046		847,110	846,279
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046		752,823	752,248
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046		14,449	14,214
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047		13,887	13,622
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2048		25,986	25,416
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2050		1,169,364	1,149,579
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2053		52,149	50,370
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039		21,390	21,379
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041		71,457	71,271
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041		66,848	66,772
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041		13,745	13,712
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041		979	978
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2042		179,942	179,439
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2045		218,725	216,323
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2046		115,844	113,957
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047		20,880	20,468
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039		948,698	951,324
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039		7,993	7,989
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2041		18,186	18,144
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2042		9,131	9,096
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2044		22,835	22,620
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2044		2,191	2,180
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2045		82,775	81,737
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047		120,077	117,708
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2048		67,920	66,431
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2049		119,599	116,716
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039		114,136	114,079
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039		8,701	8,693
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2041		23,790	23,813
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2042		7,819	7,792
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2044		246,397	244,076
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2045		356,064	351,598
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2046		382,234	375,408
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2046		27,348	26,936
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047		60,425	59,233
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2052		22,066,491	21,341,450
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2053		2,434,499	2,352,987
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2053		961,722	929,521
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039		1,502	1,501
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2041		71,680	71,616
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2042		111,668	111,331
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2042		99,426	99,040
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2042		18,926	18,880
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2042		13,383	13,328
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2044		30,680	30,391
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2045		158,920	157,174
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047		233,749	229,137
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048		1,599,757	1,572,690
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048		34,544	33,766
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048		31,930	31,231
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048		1,857	1,817
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2052		4,800,574	4,642,841
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040		161,752	161,650
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041		150,872	150,624
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041		78,643	78,486
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041		55,971	55,815
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041		48,707	48,632
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041		37,349	37,298
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041		3,778	3,775
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2042		6,428	6,412
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2043		203,021	202,157
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044		122,238	121,687
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044		22,000	21,855
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044		7,347	7,278
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044		1,918	1,900
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2048		1,596,817	1,569,301
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2050		460,719	451,196
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2052		3,581,286	3,463,616
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2052		1,246,788	1,205,822
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2052		553,734	535,539
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2052		352,864	342,814
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2053		3,763,901	3,636,702
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040		20,691	20,666
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040		12,055	12,035
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2041		16,505	16,451
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2042		864,675	863,681
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2042		80,779	80,571
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2044		94,149	92,727
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2044		7,830	7,756
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047		139,466	135,703
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2049		1,052,675	1,033,548
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2052		6,492,290	6,272,885
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2052		164,713	159,301
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2053		722,397	709,045
Fannie Mae Mortgage pass-thru certificates 4.51% 10/1/2033		3,050,000	3,067,507
Fannie Mae Mortgage pass-thru certificates 4.51% 7/1/2033		2,938,829	2,957,914
Fannie Mae Mortgage pass-thru certificates 4.55% 9/1/2033		3,115,000	3,143,643
Fannie Mae Mortgage pass-thru certificates 4.56% 1/1/2033		1,441,836	1,459,484
Fannie Mae Mortgage pass-thru certificates 4.7% 9/1/2033		3,907,344	3,939,295
Fannie Mae Mortgage pass-thru certificates 4.73% 10/1/2032		536,805	544,020
Fannie Mae Mortgage pass-thru certificates 4.8% 12/1/2030		1,989,030	2,033,380
Fannie Mae Mortgage pass-thru certificates 4.81% 9/1/2029		2,928,054	2,993,541
Fannie Mae Mortgage pass-thru certificates 4.83% 2/1/2034		2,429,000	2,492,222
Fannie Mae Mortgage pass-thru certificates 4.88% 12/1/2032		234,042	239,788
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2030		2,224	2,246
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2042		238,167	241,889
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2048		140,667	142,146
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2049		39,307	39,573
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2053		46,803	46,418
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2054		4,309,484	4,260,517
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2033		58,879	59,632
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2039		6,734	6,837
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2041		196,448	199,513
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2048		26,080	26,359
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052		5,847,936	5,841,794
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052		2,153,894	2,149,613
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052		359,764	359,274
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2054		8,637,239	8,520,203
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2033		32,168	32,580
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2044		336,083	340,475
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052		2,530,350	2,527,692
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052		1,558,828	1,554,755
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052		982,582	983,699
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052		30,363	30,113
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2053		1,831,075	1,812,558
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2033		18,952	19,193
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2034		431,736	431,740
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052		1,719,256	1,716,913
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2054		4,943,278	4,882,475
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2030		80,569	81,364
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2035		601,501	609,419
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2038		845,916	857,586
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2041		54,819	55,677
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2041		39,631	40,248
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2049		1,104,202	1,115,464
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2053		567,869	562,659
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2053		38,864	38,479
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2054		3,916,396	3,885,358
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2033		191,258	193,483
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2035		440,082	446,252
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2044		142,500	144,385
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2044		102,811	104,195
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2044		78,039	79,119
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2050		893,816	900,699
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2054		132,477	132,669
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2054		30,128	29,766
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2040		6,415,955	6,481,780
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041		74,936	76,108
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041		14,906	15,138
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2053		1,123,773	1,113,883
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2033		2,906	2,943
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2039		48,959	49,666
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2040		25,111	25,501
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2042		325,519	330,558
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2044		67,227	68,226
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2048		155,458	157,092
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2053		434,430	430,308
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2031		22,096	22,415
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2035		36,496	36,994
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039		6,192,096	6,273,012
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039		686,472	695,385
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039		210,711	213,586
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039		8,247	8,372
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2040		75,686	76,862
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041		99,405	100,963
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041		37,786	38,374
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041		26,228	26,609
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041		11,327	11,503
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2044		21,731	22,071
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2047		36,984	37,373
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2048		17,836	17,995
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2052		8,994,066	8,936,840
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2053		6,261,203	6,199,842
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2053		5,820,340	5,765,118
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2053		1,444,228	1,432,782
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2029		25,536	25,745
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033		38,365	38,837
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033		22,175	22,447
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033		21,906	22,164
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2035		729,411	739,521
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2035		346,955	351,718
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2035		34,074	34,528
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2036		49,333	49,986
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2036		5,568	5,641
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2037		25,115	25,474
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2039		9,151	9,291
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2040		35,301	35,852
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2040		22,373	22,720
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2041		18,496	18,781
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2041		15,689	15,933
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2052		11,561,635	11,488,072
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2052		67,999	67,863
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2052		56,647	56,818
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2052		45,323	45,403
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2053		2,178,548	2,170,133
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2053		1,251,990	1,236,306
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2054		1,897,742	1,873,214
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2033		76,385	77,321
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2033		8,601	8,711
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2041		15,226	15,457
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2041		2,912	2,957
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2048		67,545	68,065
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2052		6,769,099	6,778,913
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2052		1,117,364	1,108,858
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2053		7,455,461	7,380,066
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2053		3,793,091	3,761,844
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2053		2,594,138	2,593,845
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2033		60,578	61,354
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2033		37,968	38,457
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2040		11,832	12,005
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2048		329,258	331,793
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2048		31,974	32,220
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052		4,179,102	4,141,332
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052		977,494	971,580
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052		458,664	455,746
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2053		4,183,951	4,150,792
Fannie Mae Mortgage pass-thru certificates 5.1% 6/1/2029		2,534,802	2,610,518
Fannie Mae Mortgage pass-thru certificates 5.17% 8/1/2028		2,343,967	2,411,395
Fannie Mae Mortgage pass-thru certificates 5.311% 8/1/2041 (d)		136,177	137,902
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2040		192,369	199,985
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2040		126,966	131,926
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2052		2,931,920	2,968,169
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053		3,104,914	3,166,589
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053		760,604	766,490
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054		3,097,306	3,123,017
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054		587,431	599,466
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2036		2,439	2,527
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2052		21,594,383	21,861,367
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2053		1,692,925	1,707,798
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2053		450,689	454,572
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2054		2,834,845	2,857,491
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2037		28,025	29,078
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2052		3,068,234	3,106,168
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2054		5,565,403	5,611,602
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2042		89,454	92,808
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2053		1,388,090	1,409,156
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2053		63,614	64,253
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2037		91,127	94,514
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2053		493,696	500,109
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2054		16,346,727	16,477,314
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2054		417,852	422,365
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2055		6,831,150	6,872,913
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2053		2,160,944	2,185,635
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2054		5,733,540	5,788,301
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2037		85,376	88,577
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2037		47,508	49,235
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2053		3,433,345	3,487,596
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2053		213,477	215,849
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2038		39,938	41,459
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053		2,318,741	2,340,888
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053		1,693,197	1,713,454
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053		1,531,186	1,558,251
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053		359,325	366,574
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054		4,355,174	4,394,049
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054		3,638,852	3,663,373
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2055		2,272,571	2,285,754
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053		2,599,193	2,644,325
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053		1,849,364	1,878,008
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054		559,691	568,185
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2055		6,921,090	7,019,636
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2055		2,079,785	2,095,749
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2055		1,727,520	1,738,081
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2037		73,848	76,370
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2052		1,861,538	1,884,554
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053		4,006,079	4,041,837
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053		1,968,887	1,991,384
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053		1,230,438	1,255,264
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053		1,126,159	1,139,026
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053		765,128	773,393
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054		1,717,948	1,755,831
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054		189,258	190,947
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2034		1,978	2,041
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2039		180,363	187,501
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2048		446,210	463,775
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2053		3,241,445	3,269,365
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054		2,206,619	2,224,937
Fannie Mae Mortgage pass-thru certificates 5.81% 6/1/2031		261,000	272,732
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2037		131,465	138,462
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2038		28,686	30,288
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2040		28,202	29,830
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2042		2,680	2,837
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2053		2,053,082	2,127,023
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034		10,401	10,883
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2037		29,044	30,617
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2053		375,696	386,526
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2054		2,058,268	2,138,185
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035		178,556	186,707
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2052		3,119,287	3,203,359
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053		4,662,175	4,793,892
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053		2,118,610	2,171,077
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053		1,441,513	1,475,590
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053		776,493	795,238
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053		299,503	307,931
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054		1,904,738	1,974,527
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054		751,707	781,129
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054		270,006	280,742
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2039		125,271	132,398
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2052		5,659,230	5,811,759
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2054		1,909,112	1,951,022
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2034		37,127	38,751
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2040		153,806	162,522
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055		2,934,968	3,039,982
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055		496,258	516,651
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2034		36,157	37,723
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2034		10,005	10,434
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2036		77,722	81,191
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2038		10,425	11,029
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054		1,455,006	1,491,038
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2055		1,561,740	1,620,548
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2035		1,017	1,063
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2054		306,543	315,954
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2036		2,596,241	2,724,136
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2040		39,428	41,662
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2053		811,878	832,846
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054		4,621,780	4,733,349
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2055		2,232,197	2,312,066
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035		21,684	22,691
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2036		49,510	52,078
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2037		2,976	3,150
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053		3,626,358	3,753,560
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053		2,644,729	2,735,846
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053		790,151	810,954
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054		5,529,326	5,662,803
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054		772,639	789,769
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054		410,633	419,904
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035		22,784	23,943
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2037		44,116	46,099
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2038		533,874	564,382
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2038		4,688	4,960
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2041		691,238	729,072
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053		2,122,055	2,187,207
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053		974,991	1,007,059
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054		4,681,238	4,823,500
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054		4,021,480	4,168,826
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054		2,915,536	2,985,916
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055		4,391,988	4,508,304
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035		12,303	12,892
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2037		218,236	227,782
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2054		6,488,819	6,643,431
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2055		3,712,711	3,822,059
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2055		468,897	480,839
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2036		63,389	66,459
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2037		2,486	2,629
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2053		3,005,757	3,098,041
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2053		1,388,241	1,430,863
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2053		98,874	101,240
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054		7,215,004	7,386,918
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054		1,690,486	1,757,179
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2053		5,162,591	5,431,337
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2053		3,477,460	3,619,634
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2053		231,633	241,140
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2053		30,036	31,255
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2054		960,396	1,006,114
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2055		1,027,622	1,082,802
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2052		107,634	112,152
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2053		2,566,108	2,688,464
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2052		52,275	54,470
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2053		386,352	406,186
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2036		635	674
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2053		24,947	25,959
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2054		751,492	782,920
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054		1,317,928	1,369,134
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054		396,054	411,689
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2055		2,399,120	2,527,945
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2054		502,692	522,381
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2053		2,863,101	3,012,143
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2053		645,296	671,578
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2053		1,560,082	1,630,934
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054		1,771,641	1,864,974
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054		1,769,303	1,837,355
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054		1,069,911	1,111,062
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054		348,654	362,309
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054		7,157,025	7,536,304
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054		1,935,304	2,009,741
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054		1,759,349	1,827,018
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054		1,287,587	1,348,880
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054		448,831	466,410
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2055 (f)		1,074,296	1,133,745
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2053		932,423	970,690
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2054		722,702	760,007
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2054		227,685	236,603
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2055		3,377,617	3,565,582
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2055		2,651,047	2,800,235
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053		2,433,018	2,550,548
Fannie Mae Mortgage pass-thru certificates 6.773% 2/1/2039 (d)		42,508	44,162
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2053		549,736	581,534
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2033		1,360	1,429
Fannie Mae Mortgage pass-thru certificates 8% 12/1/2036		7,247	7,598
Fannie Mae Mortgage pass-thru certificates Series 1000, 2.5% 9/1/2051		742,985	623,511
Freddie Mac Gold Pool 1.5% 1/1/2036		2,149,131	1,931,162
Freddie Mac Gold Pool 1.5% 1/1/2037		999,648	893,263
Freddie Mac Gold Pool 1.5% 1/1/2051		3,096,481	2,350,119
Freddie Mac Gold Pool 1.5% 11/1/2035		1,692,941	1,521,240
Freddie Mac Gold Pool 1.5% 11/1/2035		64,154	57,647
Freddie Mac Gold Pool 1.5% 11/1/2050		3,108,921	2,363,447
Freddie Mac Gold Pool 1.5% 11/1/2050		248,524	190,640
Freddie Mac Gold Pool 1.5% 12/1/2035		2,874,091	2,582,595
Freddie Mac Gold Pool 1.5% 12/1/2036		339,468	303,341
Freddie Mac Gold Pool 1.5% 12/1/2040		328,340	275,001
Freddie Mac Gold Pool 1.5% 12/1/2050		169,418	129,959
Freddie Mac Gold Pool 1.5% 12/1/2050		40,398	31,027
Freddie Mac Gold Pool 1.5% 2/1/2036		48,237	43,269
Freddie Mac Gold Pool 1.5% 2/1/2041		1,921,471	1,606,575
Freddie Mac Gold Pool 1.5% 2/1/2051		1,540,713	1,169,346
Freddie Mac Gold Pool 1.5% 3/1/2036		735,979	660,185
Freddie Mac Gold Pool 1.5% 3/1/2036		324,829	290,717
Freddie Mac Gold Pool 1.5% 3/1/2041		572,390	478,614
Freddie Mac Gold Pool 1.5% 3/1/2051		55,079	42,302
Freddie Mac Gold Pool 1.5% 4/1/2036		52,377	46,983
Freddie Mac Gold Pool 1.5% 4/1/2041		1,286,152	1,073,681
Freddie Mac Gold Pool 1.5% 4/1/2051		39,997,074	30,356,360
Freddie Mac Gold Pool 1.5% 5/1/2036		53,633	48,110
Freddie Mac Gold Pool 1.5% 5/1/2051		1,231,355	934,555
Freddie Mac Gold Pool 1.5% 6/1/2036		54,535	48,919
Freddie Mac Gold Pool 1.5% 6/1/2051		943,375	715,988
Freddie Mac Gold Pool 1.5% 6/1/2051		925,055	702,084
Freddie Mac Gold Pool 1.5% 6/1/2051		135,589	104,136
Freddie Mac Gold Pool 1.5% 7/1/2036		48,667	43,625
Freddie Mac Gold Pool 1.5% 8/1/2035		1,418,081	1,279,574
Freddie Mac Gold Pool 1.5% 8/1/2036		74,427	66,716
Freddie Mac Gold Pool 1.5% 9/1/2036		1,937,130	1,736,425
Freddie Mac Gold Pool 2% 1/1/2032		545,345	520,974
Freddie Mac Gold Pool 2% 1/1/2051		422,885	338,897
Freddie Mac Gold Pool 2% 1/1/2051		17,599	14,104
Freddie Mac Gold Pool 2% 1/1/2052		2,137,355	1,704,843
Freddie Mac Gold Pool 2% 1/1/2052		394,049	318,496
Freddie Mac Gold Pool 2% 1/1/2052		140,042	113,410
Freddie Mac Gold Pool 2% 1/1/2052		50,579	40,944
Freddie Mac Gold Pool 2% 1/1/2052		42,364	33,857
Freddie Mac Gold Pool 2% 10/1/2041		35,893	30,949
Freddie Mac Gold Pool 2% 10/1/2050		2,617,987	2,100,487
Freddie Mac Gold Pool 2% 10/1/2051		4,576,810	3,690,701
Freddie Mac Gold Pool 2% 10/1/2051		2,355,425	1,888,354
Freddie Mac Gold Pool 2% 10/1/2051		708,265	572,467
Freddie Mac Gold Pool 2% 10/1/2051		237,740	192,157
Freddie Mac Gold Pool 2% 11/1/2041		1,615,575	1,392,421
Freddie Mac Gold Pool 2% 11/1/2041		560,423	482,715
Freddie Mac Gold Pool 2% 11/1/2050		12,186,563	9,777,634
Freddie Mac Gold Pool 2% 11/1/2050		2,061,329	1,670,613
Freddie Mac Gold Pool 2% 11/1/2050		17,892	14,356
Freddie Mac Gold Pool 2% 11/1/2050		16,146	13,080
Freddie Mac Gold Pool 2% 11/1/2051		4,615,866	3,689,019
Freddie Mac Gold Pool 2% 11/1/2051		2,460,193	1,976,191
Freddie Mac Gold Pool 2% 11/1/2051		1,244,091	1,005,557
Freddie Mac Gold Pool 2% 11/1/2051		1,102,819	884,135
Freddie Mac Gold Pool 2% 11/1/2051		882,367	711,533
Freddie Mac Gold Pool 2% 11/1/2051		341,033	275,646
Freddie Mac Gold Pool 2% 11/1/2051		204,040	164,919
Freddie Mac Gold Pool 2% 11/1/2051		91,715	73,299
Freddie Mac Gold Pool 2% 11/1/2051		31,651	25,296
Freddie Mac Gold Pool 2% 12/1/2035		233,711	215,250
Freddie Mac Gold Pool 2% 12/1/2035		159,446	147,300
Freddie Mac Gold Pool 2% 12/1/2050		770,333	618,061
Freddie Mac Gold Pool 2% 12/1/2051		6,473,730	5,173,832
Freddie Mac Gold Pool 2% 12/1/2051		3,569,303	2,884,949
Freddie Mac Gold Pool 2% 12/1/2051		545,988	441,304
Freddie Mac Gold Pool 2% 12/1/2051		285,419	227,662
Freddie Mac Gold Pool 2% 12/1/2051		251,877	203,426
Freddie Mac Gold Pool 2% 12/1/2051		247,101	199,106
Freddie Mac Gold Pool 2% 12/1/2051		243,463	195,414
Freddie Mac Gold Pool 2% 12/1/2051		156,239	125,258
Freddie Mac Gold Pool 2% 12/1/2051		26,007	21,053
Freddie Mac Gold Pool 2% 12/1/2051		18,803	15,221
Freddie Mac Gold Pool 2% 2/1/2036		2,963,051	2,723,449
Freddie Mac Gold Pool 2% 2/1/2036		157,945	145,913
Freddie Mac Gold Pool 2% 2/1/2036		133,358	123,158
Freddie Mac Gold Pool 2% 2/1/2042		796,864	685,464
Freddie Mac Gold Pool 2% 2/1/2051		1,355,475	1,086,267
Freddie Mac Gold Pool 2% 2/1/2051		17,532	14,050
Freddie Mac Gold Pool 2% 2/1/2052		15,559,300	12,410,745
Freddie Mac Gold Pool 2% 2/1/2052		5,820,381	4,700,782
Freddie Mac Gold Pool 2% 2/1/2052		5,744,581	4,628,791
Freddie Mac Gold Pool 2% 2/1/2052		1,433,304	1,150,429
Freddie Mac Gold Pool 2% 2/1/2052		1,037,055	837,568
Freddie Mac Gold Pool 2% 2/1/2052		215,337	174,319
Freddie Mac Gold Pool 2% 3/1/2036		337,932	310,922
Freddie Mac Gold Pool 2% 3/1/2036		116,655	107,733
Freddie Mac Gold Pool 2% 3/1/2036		14,934	13,731
Freddie Mac Gold Pool 2% 3/1/2037		366,103	339,587
Freddie Mac Gold Pool 2% 3/1/2041		388,881	339,099
Freddie Mac Gold Pool 2% 3/1/2051		4,219,172	3,378,572
Freddie Mac Gold Pool 2% 3/1/2051		3,571,828	2,860,201
Freddie Mac Gold Pool 2% 3/1/2051		1,566,595	1,257,904
Freddie Mac Gold Pool 2% 3/1/2051		314,900	254,818
Freddie Mac Gold Pool 2% 3/1/2051		294,310	238,157
Freddie Mac Gold Pool 2% 3/1/2051		254,489	205,934
Freddie Mac Gold Pool 2% 3/1/2051		52,171	41,777
Freddie Mac Gold Pool 2% 3/1/2051		34,649	28,038
Freddie Mac Gold Pool 2% 3/1/2051		21,648	17,517
Freddie Mac Gold Pool 2% 3/1/2052		1,894,867	1,516,162
Freddie Mac Gold Pool 2% 3/1/2052		57,172	45,478
Freddie Mac Gold Pool 2% 4/1/2036		1,369,868	1,259,096
Freddie Mac Gold Pool 2% 4/1/2041		33,430	28,960
Freddie Mac Gold Pool 2% 4/1/2042		1,078,929	936,442
Freddie Mac Gold Pool 2% 4/1/2051		5,863,188	4,695,045
Freddie Mac Gold Pool 2% 4/1/2051		192,542	154,181
Freddie Mac Gold Pool 2% 4/1/2052		9,951,933	7,925,636
Freddie Mac Gold Pool 2% 4/1/2052		1,211,908	973,485
Freddie Mac Gold Pool 2% 4/1/2052		42,018	33,961
Freddie Mac Gold Pool 2% 5/1/2036		340,713	314,333
Freddie Mac Gold Pool 2% 5/1/2036		202,629	187,130
Freddie Mac Gold Pool 2% 5/1/2041		5,851,263	5,066,417
Freddie Mac Gold Pool 2% 5/1/2051		23,563,244	18,868,659
Freddie Mac Gold Pool 2% 5/1/2051		9,136,632	7,373,413
Freddie Mac Gold Pool 2% 5/1/2051		867,826	702,248
Freddie Mac Gold Pool 2% 5/1/2051		573,752	460,338
Freddie Mac Gold Pool 2% 5/1/2051		239,498	192,156
Freddie Mac Gold Pool 2% 5/1/2051		90,258	72,276
Freddie Mac Gold Pool 2% 5/1/2051		25,485	20,646
Freddie Mac Gold Pool 2% 6/1/2035		19,262,534	17,837,332
Freddie Mac Gold Pool 2% 6/1/2036		1,997,356	1,835,843
Freddie Mac Gold Pool 2% 6/1/2036		842,813	779,137
Freddie Mac Gold Pool 2% 6/1/2050		37,217,625	29,895,676
Freddie Mac Gold Pool 2% 6/1/2050		3,139,759	2,541,687
Freddie Mac Gold Pool 2% 6/1/2051		249,409	198,627
Freddie Mac Gold Pool 2% 6/1/2052		73,327	58,672
Freddie Mac Gold Pool 2% 7/1/2035		2,183,052	2,021,532
Freddie Mac Gold Pool 2% 7/1/2041		6,247,458	5,429,448
Freddie Mac Gold Pool 2% 7/1/2041		34,474	29,802
Freddie Mac Gold Pool 2% 7/1/2051		468,496	378,962
Freddie Mac Gold Pool 2% 8/1/2050		15,801	12,791
Freddie Mac Gold Pool 2% 8/1/2051		1,776,588	1,421,522
Freddie Mac Gold Pool 2% 8/1/2051		655,464	525,898
Freddie Mac Gold Pool 2% 8/1/2051		28,106	22,489
Freddie Mac Gold Pool 2% 8/1/2052		108,915	87,045
Freddie Mac Gold Pool 2% 9/1/2050		25,400,633	20,395,543
Freddie Mac Gold Pool 2% 9/1/2050		2,183,098	1,757,021
Freddie Mac Gold Pool 2% 9/1/2050		21,633	17,357
Freddie Mac Gold Pool 2% 9/1/2051		5,545,665	4,437,318
Freddie Mac Gold Pool 2% 9/1/2051		250,999	202,874
Freddie Mac Gold Pool 2% 9/1/2051		245,141	198,140
Freddie Mac Gold Pool 2% 9/1/2051		41,544	33,578
Freddie Mac Gold Pool 2.5% 1/1/2041		375,604	336,876
Freddie Mac Gold Pool 2.5% 1/1/2042		1,909,787	1,699,359
Freddie Mac Gold Pool 2.5% 1/1/2043		111,360	98,907
Freddie Mac Gold Pool 2.5% 1/1/2051		6,104,721	5,109,714
Freddie Mac Gold Pool 2.5% 1/1/2052		7,651,571	6,478,568
Freddie Mac Gold Pool 2.5% 1/1/2052		5,103,912	4,286,382
Freddie Mac Gold Pool 2.5% 1/1/2052		2,427,399	2,025,689
Freddie Mac Gold Pool 2.5% 1/1/2052		878,619	742,002
Freddie Mac Gold Pool 2.5% 1/1/2052		704,645	594,640
Freddie Mac Gold Pool 2.5% 1/1/2052		147,590	123,165
Freddie Mac Gold Pool 2.5% 10/1/2031		45,327	43,872
Freddie Mac Gold Pool 2.5% 10/1/2035		3,567,279	3,383,074
Freddie Mac Gold Pool 2.5% 10/1/2041		933,562	832,320
Freddie Mac Gold Pool 2.5% 10/1/2050		4,464,245	3,786,842
Freddie Mac Gold Pool 2.5% 10/1/2051		3,888,954	3,276,970
Freddie Mac Gold Pool 2.5% 10/1/2051		1,333,128	1,120,425
Freddie Mac Gold Pool 2.5% 10/1/2051		528,556	447,527
Freddie Mac Gold Pool 2.5% 11/1/2031		459,626	443,891
Freddie Mac Gold Pool 2.5% 11/1/2032		940,573	905,063
Freddie Mac Gold Pool 2.5% 11/1/2041		509,222	455,151
Freddie Mac Gold Pool 2.5% 11/1/2041		159,302	142,721
Freddie Mac Gold Pool 2.5% 11/1/2046		418,214	359,417
Freddie Mac Gold Pool 2.5% 11/1/2050		3,372,390	2,850,126
Freddie Mac Gold Pool 2.5% 11/1/2050		960,164	803,667
Freddie Mac Gold Pool 2.5% 11/1/2050		230,701	195,622
Freddie Mac Gold Pool 2.5% 11/1/2051		605,819	506,130
Freddie Mac Gold Pool 2.5% 11/1/2051		414,735	344,675
Freddie Mac Gold Pool 2.5% 12/1/2050		1,237,565	1,049,391
Freddie Mac Gold Pool 2.5% 12/1/2051		4,947,375	4,128,636
Freddie Mac Gold Pool 2.5% 12/1/2051		3,111,378	2,613,006
Freddie Mac Gold Pool 2.5% 12/1/2051		357,236	296,889
Freddie Mac Gold Pool 2.5% 2/1/2035		472,566	448,164
Freddie Mac Gold Pool 2.5% 2/1/2043		111,668	98,835
Freddie Mac Gold Pool 2.5% 2/1/2050		357,116	300,584
Freddie Mac Gold Pool 2.5% 2/1/2051		9,698,471	8,223,797
Freddie Mac Gold Pool 2.5% 2/1/2051		5,887,307	4,924,057
Freddie Mac Gold Pool 2.5% 2/1/2051		549,537	461,342
Freddie Mac Gold Pool 2.5% 2/1/2052		2,427,246	2,043,766
Freddie Mac Gold Pool 2.5% 3/1/2028		96,516	94,808
Freddie Mac Gold Pool 2.5% 3/1/2030		86,164	83,973
Freddie Mac Gold Pool 2.5% 3/1/2032		1,780,297	1,718,104
Freddie Mac Gold Pool 2.5% 3/1/2050		1,739,701	1,464,303
Freddie Mac Gold Pool 2.5% 3/1/2051		13,724,441	11,478,920
Freddie Mac Gold Pool 2.5% 3/1/2051		511,603	429,496
Freddie Mac Gold Pool 2.5% 4/1/2037		51,218	48,381
Freddie Mac Gold Pool 2.5% 4/1/2042		323,053	287,865
Freddie Mac Gold Pool 2.5% 4/1/2047		1,425,412	1,209,120
Freddie Mac Gold Pool 2.5% 4/1/2051		18,123,889	15,158,554
Freddie Mac Gold Pool 2.5% 4/1/2051		3,719,868	3,143,792
Freddie Mac Gold Pool 2.5% 4/1/2052		22,657,685	18,893,911
Freddie Mac Gold Pool 2.5% 4/1/2052		2,826,504	2,392,311
Freddie Mac Gold Pool 2.5% 4/1/2052		461,110	390,421
Freddie Mac Gold Pool 2.5% 4/1/2053		3,905,419	3,256,672
Freddie Mac Gold Pool 2.5% 5/1/2035		1,555,842	1,473,072
Freddie Mac Gold Pool 2.5% 5/1/2041		558,420	501,806
Freddie Mac Gold Pool 2.5% 5/1/2050		2,742,979	2,302,759
Freddie Mac Gold Pool 2.5% 5/1/2051		8,020,943	6,708,599
Freddie Mac Gold Pool 2.5% 5/1/2051		1,578,092	1,319,893
Freddie Mac Gold Pool 2.5% 5/1/2051		454,140	386,790
Freddie Mac Gold Pool 2.5% 5/1/2052		7,105,550	5,925,213
Freddie Mac Gold Pool 2.5% 6/1/2031		544,845	528,162
Freddie Mac Gold Pool 2.5% 6/1/2041		913,619	816,533
Freddie Mac Gold Pool 2.5% 6/1/2041		385,640	345,771
Freddie Mac Gold Pool 2.5% 6/1/2051		1,536,562	1,280,836
Freddie Mac Gold Pool 2.5% 6/1/2051		370,999	314,472
Freddie Mac Gold Pool 2.5% 6/1/2052		4,731,881	3,945,846
Freddie Mac Gold Pool 2.5% 7/1/2030		169,087	164,635
Freddie Mac Gold Pool 2.5% 7/1/2031		254,719	246,632
Freddie Mac Gold Pool 2.5% 7/1/2032		569,037	548,491
Freddie Mac Gold Pool 2.5% 7/1/2036		2,810,557	2,652,253
Freddie Mac Gold Pool 2.5% 7/1/2050		4,894,991	4,155,286
Freddie Mac Gold Pool 2.5% 7/1/2050		2,847,018	2,406,115
Freddie Mac Gold Pool 2.5% 7/1/2050		1,007,143	845,507
Freddie Mac Gold Pool 2.5% 7/1/2051		2,622,517	2,211,464
Freddie Mac Gold Pool 2.5% 7/1/2051		1,823,061	1,524,782
Freddie Mac Gold Pool 2.5% 8/1/2031		430,610	416,777
Freddie Mac Gold Pool 2.5% 8/1/2041		130,788	117,332
Freddie Mac Gold Pool 2.5% 8/1/2051		4,868,285	4,106,753
Freddie Mac Gold Pool 2.5% 9/1/2041		286,987	257,192
Freddie Mac Gold Pool 2.5% 9/1/2051		227,444	190,870
Freddie Mac Gold Pool 3% 1/1/2033		297,418	289,382
Freddie Mac Gold Pool 3% 1/1/2036		375,466	362,718
Freddie Mac Gold Pool 3% 1/1/2037		997,767	949,072
Freddie Mac Gold Pool 3% 1/1/2043		255,303	233,679
Freddie Mac Gold Pool 3% 1/1/2043		123,693	113,267
Freddie Mac Gold Pool 3% 1/1/2043		90,422	83,096
Freddie Mac Gold Pool 3% 1/1/2047		4,148,364	3,706,233
Freddie Mac Gold Pool 3% 1/1/2052		1,438,402	1,257,822
Freddie Mac Gold Pool 3% 1/1/2052		1,286,113	1,127,063
Freddie Mac Gold Pool 3% 1/1/2052		1,197,476	1,048,640
Freddie Mac Gold Pool 3% 1/1/2052		593,985	520,157
Freddie Mac Gold Pool 3% 1/1/2052		357,616	313,167
Freddie Mac Gold Pool 3% 10/1/2028		87,857	86,555
Freddie Mac Gold Pool 3% 10/1/2042		281,303	257,314
Freddie Mac Gold Pool 3% 10/1/2042		49,102	44,955
Freddie Mac Gold Pool 3% 10/1/2049		5,688,328	4,999,090
Freddie Mac Gold Pool 3% 10/1/2049		2,010,006	1,766,460
Freddie Mac Gold Pool 3% 10/1/2051		1,610,745	1,415,072
Freddie Mac Gold Pool 3% 11/1/2042		72,020	66,933
Freddie Mac Gold Pool 3% 11/1/2046		753,821	674,186
Freddie Mac Gold Pool 3% 11/1/2048		2,437,076	2,163,869
Freddie Mac Gold Pool 3% 11/1/2049		6,841,125	6,054,963
Freddie Mac Gold Pool 3% 11/1/2049		5,398,141	4,777,803
Freddie Mac Gold Pool 3% 11/1/2049		727,989	639,781
Freddie Mac Gold Pool 3% 11/1/2050		184,069	161,305
Freddie Mac Gold Pool 3% 11/1/2051		2,465,157	2,179,557
Freddie Mac Gold Pool 3% 11/1/2051		1,391,672	1,219,568
Freddie Mac Gold Pool 3% 11/1/2051		617,515	541,342
Freddie Mac Gold Pool 3% 12/1/2030		72,420	70,896
Freddie Mac Gold Pool 3% 12/1/2032		245,394	239,765
Freddie Mac Gold Pool 3% 12/1/2032		173,228	168,935
Freddie Mac Gold Pool 3% 12/1/2042		463,141	424,257
Freddie Mac Gold Pool 3% 12/1/2042		59,396	54,743
Freddie Mac Gold Pool 3% 12/1/2046		7,338,763	6,574,946
Freddie Mac Gold Pool 3% 12/1/2046		336,936	301,025
Freddie Mac Gold Pool 3% 12/1/2050		1,498,296	1,313,006
Freddie Mac Gold Pool 3% 12/1/2051		4,882,629	4,278,809
Freddie Mac Gold Pool 3% 2/1/2033		87,595	85,795
Freddie Mac Gold Pool 3% 2/1/2043		328,178	302,294
Freddie Mac Gold Pool 3% 2/1/2043		137,648	127,509
Freddie Mac Gold Pool 3% 2/1/2043		64,083	59,150
Freddie Mac Gold Pool 3% 2/1/2043		54,327	49,800
Freddie Mac Gold Pool 3% 2/1/2043		49,376	45,698
Freddie Mac Gold Pool 3% 2/1/2043		30,555	28,107
Freddie Mac Gold Pool 3% 2/1/2050		11,783,566	10,418,387
Freddie Mac Gold Pool 3% 2/1/2050		3,681,824	3,246,063
Freddie Mac Gold Pool 3% 2/1/2050		2,289,282	2,022,627
Freddie Mac Gold Pool 3% 2/1/2052		7,070,657	6,163,106
Freddie Mac Gold Pool 3% 2/1/2052		6,851,631	6,000,028
Freddie Mac Gold Pool 3% 2/1/2052		1,647,362	1,457,022
Freddie Mac Gold Pool 3% 2/1/2052		993,820	862,221
Freddie Mac Gold Pool 3% 2/1/2052		264,732	231,828
Freddie Mac Gold Pool 3% 3/1/2032		250,331	244,450
Freddie Mac Gold Pool 3% 3/1/2033		289,015	281,613
Freddie Mac Gold Pool 3% 3/1/2043		364,668	333,713
Freddie Mac Gold Pool 3% 3/1/2043		77,394	71,154
Freddie Mac Gold Pool 3% 3/1/2045		86,904	78,446
Freddie Mac Gold Pool 3% 3/1/2050		2,516,602	2,210,100
Freddie Mac Gold Pool 3% 3/1/2052		13,097,645	11,547,479
Freddie Mac Gold Pool 3% 3/1/2052		7,205,278	6,263,561
Freddie Mac Gold Pool 3% 3/1/2052		6,971,247	6,087,348
Freddie Mac Gold Pool 3% 3/1/2052		1,891,912	1,656,762
Freddie Mac Gold Pool 3% 3/1/2052		613,051	536,853
Freddie Mac Gold Pool 3% 4/1/2029		229,504	225,873
Freddie Mac Gold Pool 3% 4/1/2032		26,987	26,399
Freddie Mac Gold Pool 3% 4/1/2032		9,443	9,240
Freddie Mac Gold Pool 3% 4/1/2034		529,696	513,757
Freddie Mac Gold Pool 3% 4/1/2037		260,216	249,186
Freddie Mac Gold Pool 3% 4/1/2043		31,693	29,155
Freddie Mac Gold Pool 3% 4/1/2045		602,114	547,363
Freddie Mac Gold Pool 3% 4/1/2045		5,797	5,254
Freddie Mac Gold Pool 3% 4/1/2046		13,335	11,977
Freddie Mac Gold Pool 3% 4/1/2046		11,056	9,929
Freddie Mac Gold Pool 3% 4/1/2050		2,534,758	2,226,045
Freddie Mac Gold Pool 3% 4/1/2051		461,650	404,271
Freddie Mac Gold Pool 3% 4/1/2052		14,456,929	12,569,693
Freddie Mac Gold Pool 3% 4/1/2052		2,690,284	2,359,266
Freddie Mac Gold Pool 3% 4/1/2052		1,410,833	1,248,704
Freddie Mac Gold Pool 3% 5/1/2035		1,015,969	980,523
Freddie Mac Gold Pool 3% 5/1/2046		200,848	180,383
Freddie Mac Gold Pool 3% 5/1/2046		31,960	28,704
Freddie Mac Gold Pool 3% 5/1/2051		587,166	514,369
Freddie Mac Gold Pool 3% 5/1/2052		8,514,910	7,403,357
Freddie Mac Gold Pool 3% 5/1/2052		3,200,297	2,792,525
Freddie Mac Gold Pool 3% 5/1/2052		3,001,392	2,630,219
Freddie Mac Gold Pool 3% 6/1/2029		54,901	54,046
Freddie Mac Gold Pool 3% 6/1/2031		110,028	107,706
Freddie Mac Gold Pool 3% 6/1/2031		39,740	38,901
Freddie Mac Gold Pool 3% 6/1/2031		23,565	23,046
Freddie Mac Gold Pool 3% 6/1/2031		13,898	13,621
Freddie Mac Gold Pool 3% 6/1/2031		12,546	12,270
Freddie Mac Gold Pool 3% 6/1/2031		9,683	9,468
Freddie Mac Gold Pool 3% 6/1/2031		8,728	8,554
Freddie Mac Gold Pool 3% 6/1/2042		206,987	190,154
Freddie Mac Gold Pool 3% 6/1/2045		581,537	527,597
Freddie Mac Gold Pool 3% 6/1/2045		222,708	202,616
Freddie Mac Gold Pool 3% 6/1/2046		198,662	178,420
Freddie Mac Gold Pool 3% 6/1/2048		8,125,021	7,295,420
Freddie Mac Gold Pool 3% 6/1/2050		2,283,641	2,017,644
Freddie Mac Gold Pool 3% 6/1/2052		1,993,848	1,746,028
Freddie Mac Gold Pool 3% 6/1/2052		1,916,283	1,665,529
Freddie Mac Gold Pool 3% 7/1/2032		52,096	50,869
Freddie Mac Gold Pool 3% 7/1/2037		142,343	136,621
Freddie Mac Gold Pool 3% 7/1/2045		592,359	535,644
Freddie Mac Gold Pool 3% 7/1/2050		1,690,106	1,489,546
Freddie Mac Gold Pool 3% 8/1/2029		75,469	74,178
Freddie Mac Gold Pool 3% 8/1/2032		59,261	57,879
Freddie Mac Gold Pool 3% 8/1/2032		41,009	40,035
Freddie Mac Gold Pool 3% 8/1/2043		241,060	219,945
Freddie Mac Gold Pool 3% 8/1/2046		35,956	32,304
Freddie Mac Gold Pool 3% 8/1/2049		414,919	364,775
Freddie Mac Gold Pool 3% 8/1/2050		1,885,415	1,661,678
Freddie Mac Gold Pool 3% 8/1/2050		776,920	685,939
Freddie Mac Gold Pool 3% 8/1/2052		192,568	167,370
Freddie Mac Gold Pool 3% 9/1/2049		23,281	20,642
Freddie Mac Gold Pool 3% 9/1/2051		1,486,403	1,303,048
Freddie Mac Gold Pool 3% 9/1/2051		557,053	487,990
Freddie Mac Gold Pool 3.05% 10/1/2032		6,301,000	5,813,304
Freddie Mac Gold Pool 3.19% 7/1/2033		5,991,919	5,555,647
Freddie Mac Gold Pool 3.5% 1/1/2032		65,463	64,509
Freddie Mac Gold Pool 3.5% 1/1/2043		9,003	8,442
Freddie Mac Gold Pool 3.5% 1/1/2044		1,370,286	1,293,519
Freddie Mac Gold Pool 3.5% 1/1/2044		691,931	652,730
Freddie Mac Gold Pool 3.5% 1/1/2046		323,875	300,638
Freddie Mac Gold Pool 3.5% 1/1/2047		1,967,113	1,800,898
Freddie Mac Gold Pool 3.5% 1/1/2047		93,528	86,555
Freddie Mac Gold Pool 3.5% 1/1/2048		836,990	770,452
Freddie Mac Gold Pool 3.5% 1/1/2052		2,466,093	2,241,069
Freddie Mac Gold Pool 3.5% 1/1/2053		27,761	25,120
Freddie Mac Gold Pool 3.5% 10/1/2032		17,308	16,901
Freddie Mac Gold Pool 3.5% 10/1/2034		4,232,920	4,141,512
Freddie Mac Gold Pool 3.5% 10/1/2042		135,922	128,188
Freddie Mac Gold Pool 3.5% 10/1/2042		56,477	53,795
Freddie Mac Gold Pool 3.5% 10/1/2045		391,063	363,006
Freddie Mac Gold Pool 3.5% 10/1/2045		186,401	173,144
Freddie Mac Gold Pool 3.5% 10/1/2045		7,208	6,691
Freddie Mac Gold Pool 3.5% 10/1/2047		607,103	559,562
Freddie Mac Gold Pool 3.5% 10/1/2047		7,182	6,663
Freddie Mac Gold Pool 3.5% 10/1/2051		3,274,777	2,982,972
Freddie Mac Gold Pool 3.5% 10/1/2051		2,882,113	2,634,304
Freddie Mac Gold Pool 3.5% 11/1/2033		419,246	411,705
Freddie Mac Gold Pool 3.5% 11/1/2042		438,159	413,348
Freddie Mac Gold Pool 3.5% 11/1/2044		717,823	669,073
Freddie Mac Gold Pool 3.5% 11/1/2045		906,675	843,324
Freddie Mac Gold Pool 3.5% 11/1/2046		971,846	900,601
Freddie Mac Gold Pool 3.5% 11/1/2047		417,640	382,064
Freddie Mac Gold Pool 3.5% 11/1/2047		41,453	38,456
Freddie Mac Gold Pool 3.5% 11/1/2052		5,139,244	4,650,789
Freddie Mac Gold Pool 3.5% 11/1/2052		2,900,544	2,625,770
Freddie Mac Gold Pool 3.5% 12/1/2033		65,013	63,865
Freddie Mac Gold Pool 3.5% 12/1/2042		85,342	81,375
Freddie Mac Gold Pool 3.5% 12/1/2045		432,231	401,220
Freddie Mac Gold Pool 3.5% 12/1/2045		45,999	42,699
Freddie Mac Gold Pool 3.5% 12/1/2046		2,033,065	1,882,117
Freddie Mac Gold Pool 3.5% 12/1/2046		775,904	718,053
Freddie Mac Gold Pool 3.5% 12/1/2046		201,706	186,731
Freddie Mac Gold Pool 3.5% 12/1/2047		788,010	726,302
Freddie Mac Gold Pool 3.5% 12/1/2047		9,676	8,976
Freddie Mac Gold Pool 3.5% 12/1/2052		44,086	39,910
Freddie Mac Gold Pool 3.5% 2/1/2029		78,484	77,805
Freddie Mac Gold Pool 3.5% 2/1/2034		1,677,859	1,648,949
Freddie Mac Gold Pool 3.5% 2/1/2034		466,885	456,480
Freddie Mac Gold Pool 3.5% 2/1/2043		1,485,403	1,401,180
Freddie Mac Gold Pool 3.5% 2/1/2043		42,699	40,554
Freddie Mac Gold Pool 3.5% 2/1/2052		7,924,201	7,210,673
Freddie Mac Gold Pool 3.5% 2/1/2052		530,628	484,009
Freddie Mac Gold Pool 3.5% 2/1/2053		332,117	303,146
Freddie Mac Gold Pool 3.5% 2/1/2053		26,917	24,348
Freddie Mac Gold Pool 3.5% 3/1/2032		1,744,432	1,718,788
Freddie Mac Gold Pool 3.5% 3/1/2042		318,878	301,246
Freddie Mac Gold Pool 3.5% 3/1/2046		4,581,541	4,265,717
Freddie Mac Gold Pool 3.5% 3/1/2046		476,716	443,288
Freddie Mac Gold Pool 3.5% 3/1/2046		19,430	18,024
Freddie Mac Gold Pool 3.5% 3/1/2047		305,750	283,355
Freddie Mac Gold Pool 3.5% 3/1/2048		68,260	62,808
Freddie Mac Gold Pool 3.5% 3/1/2052		3,421,186	3,119,543
Freddie Mac Gold Pool 3.5% 3/1/2052 (z)		2,826,464	2,578,207
Freddie Mac Gold Pool 3.5% 3/1/2052		2,552,705	2,323,646
Freddie Mac Gold Pool 3.5% 3/1/2052		649,688	590,578
Freddie Mac Gold Pool 3.5% 3/1/2052		597,490	543,689
Freddie Mac Gold Pool 3.5% 3/1/2052		95,035	85,913
Freddie Mac Gold Pool 3.5% 4/1/2042		207,325	196,948
Freddie Mac Gold Pool 3.5% 4/1/2042		207,984	196,798
Freddie Mac Gold Pool 3.5% 4/1/2043		1,510,825	1,418,904
Freddie Mac Gold Pool 3.5% 4/1/2043		187,105	176,355
Freddie Mac Gold Pool 3.5% 4/1/2043		20,094	19,167
Freddie Mac Gold Pool 3.5% 4/1/2043		5,490	5,154
Freddie Mac Gold Pool 3.5% 4/1/2045		70,331	65,633
Freddie Mac Gold Pool 3.5% 4/1/2046		1,535,042	1,423,949
Freddie Mac Gold Pool 3.5% 4/1/2047		952,464	868,188
Freddie Mac Gold Pool 3.5% 4/1/2052		1,624,357	1,473,017
Freddie Mac Gold Pool 3.5% 4/1/2052		1,549,051	1,416,829
Freddie Mac Gold Pool 3.5% 4/1/2052		627,641	567,399
Freddie Mac Gold Pool 3.5% 5/1/2033		329,379	324,015
Freddie Mac Gold Pool 3.5% 5/1/2034		193,094	189,499
Freddie Mac Gold Pool 3.5% 5/1/2034		75,913	74,349
Freddie Mac Gold Pool 3.5% 5/1/2038		34,066	32,731
Freddie Mac Gold Pool 3.5% 5/1/2043		144,726	136,077
Freddie Mac Gold Pool 3.5% 5/1/2045		374,770	349,757
Freddie Mac Gold Pool 3.5% 5/1/2046		5,362,597	4,989,581
Freddie Mac Gold Pool 3.5% 5/1/2046		1,311,046	1,217,803
Freddie Mac Gold Pool 3.5% 5/1/2046		313,071	290,414
Freddie Mac Gold Pool 3.5% 5/1/2046		84,814	78,676
Freddie Mac Gold Pool 3.5% 5/1/2046		11,960	11,038
Freddie Mac Gold Pool 3.5% 5/1/2047		653,575	594,928
Freddie Mac Gold Pool 3.5% 5/1/2052		4,273,006	3,869,552
Freddie Mac Gold Pool 3.5% 5/1/2052		2,511,568	2,289,340
Freddie Mac Gold Pool 3.5% 5/1/2052		1,342,835	1,225,697
Freddie Mac Gold Pool 3.5% 6/1/2032		1,650,358	1,625,459
Freddie Mac Gold Pool 3.5% 6/1/2042		307,377	290,638
Freddie Mac Gold Pool 3.5% 6/1/2042		22,578	21,254
Freddie Mac Gold Pool 3.5% 6/1/2045		447,811	418,409
Freddie Mac Gold Pool 3.5% 6/1/2045		145,193	136,005
Freddie Mac Gold Pool 3.5% 6/1/2045		72,832	68,241
Freddie Mac Gold Pool 3.5% 6/1/2045		5,331	4,938
Freddie Mac Gold Pool 3.5% 6/1/2046		28,483	26,395
Freddie Mac Gold Pool 3.5% 6/1/2046		8,965	8,274
Freddie Mac Gold Pool 3.5% 6/1/2052		268,033	245,322
Freddie Mac Gold Pool 3.5% 7/1/2032		2,695,665	2,654,325
Freddie Mac Gold Pool 3.5% 7/1/2032		521,579	513,714
Freddie Mac Gold Pool 3.5% 7/1/2032		161,022	159,421
Freddie Mac Gold Pool 3.5% 7/1/2043		58,612	55,111
Freddie Mac Gold Pool 3.5% 7/1/2044		40,159	37,606
Freddie Mac Gold Pool 3.5% 7/1/2045		279,712	260,789
Freddie Mac Gold Pool 3.5% 7/1/2045		13,077	12,316
Freddie Mac Gold Pool 3.5% 7/1/2046		409,482	379,463
Freddie Mac Gold Pool 3.5% 7/1/2046		16,763	15,456
Freddie Mac Gold Pool 3.5% 7/1/2046		15,217	14,030
Freddie Mac Gold Pool 3.5% 7/1/2046		10,613	9,835
Freddie Mac Gold Pool 3.5% 7/1/2046		9,852	9,130
Freddie Mac Gold Pool 3.5% 7/1/2047		101,341	94,140
Freddie Mac Gold Pool 3.5% 7/1/2051		5,077,003	4,623,021
Freddie Mac Gold Pool 3.5% 7/1/2052		11,238,882	10,184,740
Freddie Mac Gold Pool 3.5% 7/1/2052		419,175	383,265
Freddie Mac Gold Pool 3.5% 8/1/2034		151,769	148,616
Freddie Mac Gold Pool 3.5% 8/1/2034		127,545	124,870
Freddie Mac Gold Pool 3.5% 8/1/2042		289,316	273,165
Freddie Mac Gold Pool 3.5% 8/1/2045		164,916	153,084
Freddie Mac Gold Pool 3.5% 8/1/2046		122,090	113,140
Freddie Mac Gold Pool 3.5% 8/1/2046		36,475	34,029
Freddie Mac Gold Pool 3.5% 8/1/2047		155,870	144,794
Freddie Mac Gold Pool 3.5% 8/1/2047		18,179	16,865
Freddie Mac Gold Pool 3.5% 8/1/2047		12,602	11,706
Freddie Mac Gold Pool 3.5% 8/1/2049		8,887,790	8,172,902
Freddie Mac Gold Pool 3.5% 8/1/2051		3,814,645	3,486,655
Freddie Mac Gold Pool 3.5% 8/1/2052		316,779	289,739
Freddie Mac Gold Pool 3.5% 9/1/2032		5,598	5,464
Freddie Mac Gold Pool 3.5% 9/1/2042		2,094,607	1,974,802
Freddie Mac Gold Pool 3.5% 9/1/2042		2,012,354	1,899,025
Freddie Mac Gold Pool 3.5% 9/1/2042		53,546	51,093
Freddie Mac Gold Pool 3.5% 9/1/2046		1,834,033	1,699,582
Freddie Mac Gold Pool 3.5% 9/1/2046		1,061,656	984,823
Freddie Mac Gold Pool 3.5% 9/1/2046		111,712	103,522
Freddie Mac Gold Pool 3.5% 9/1/2047		6,405	5,942
Freddie Mac Gold Pool 3.5% 9/1/2048		112,258	103,117
Freddie Mac Gold Pool 3.5% 9/1/2052		2,893,229	2,619,149
Freddie Mac Gold Pool 3.55% 11/1/2032		432,138	413,201
Freddie Mac Gold Pool 3.85% 9/1/2032		509,042	493,741
Freddie Mac Gold Pool 4% 1/1/2032		27,887	27,676
Freddie Mac Gold Pool 4% 1/1/2036		924,996	914,722
Freddie Mac Gold Pool 4% 1/1/2038		150,284	147,441
Freddie Mac Gold Pool 4% 1/1/2044		170,341	164,891
Freddie Mac Gold Pool 4% 1/1/2044		148,231	143,216
Freddie Mac Gold Pool 4% 1/1/2046		59,761	57,391
Freddie Mac Gold Pool 4% 1/1/2048		177,407	168,683
Freddie Mac Gold Pool 4% 1/1/2050		199,282	189,053
Freddie Mac Gold Pool 4% 1/1/2053		726,992	679,680
Freddie Mac Gold Pool 4% 10/1/2039		154,722	151,075
Freddie Mac Gold Pool 4% 10/1/2040		201,972	196,808
Freddie Mac Gold Pool 4% 10/1/2040		162,441	158,440
Freddie Mac Gold Pool 4% 10/1/2041		65,848	64,044
Freddie Mac Gold Pool 4% 10/1/2042		16,497	16,146
Freddie Mac Gold Pool 4% 10/1/2042		13,874	13,436
Freddie Mac Gold Pool 4% 10/1/2042		11,402	11,022
Freddie Mac Gold Pool 4% 10/1/2045		75,019	71,939
Freddie Mac Gold Pool 4% 10/1/2045		52,374	50,224
Freddie Mac Gold Pool 4% 10/1/2052		10,162,320	9,520,023
Freddie Mac Gold Pool 4% 10/1/2052		6,220,798	5,812,068
Freddie Mac Gold Pool 4% 10/1/2052		1,290,059	1,220,213
Freddie Mac Gold Pool 4% 10/1/2052		654,947	613,961
Freddie Mac Gold Pool 4% 10/1/2052		240,990	225,231
Freddie Mac Gold Pool 4% 10/1/2052		115,872	108,585
Freddie Mac Gold Pool 4% 11/1/2041		142,371	138,668
Freddie Mac Gold Pool 4% 11/1/2042		1,682,000	1,637,419
Freddie Mac Gold Pool 4% 11/1/2042		3,105	3,058
Freddie Mac Gold Pool 4% 11/1/2045		230,196	220,747
Freddie Mac Gold Pool 4% 11/1/2051		33,372	31,714
Freddie Mac Gold Pool 4% 11/1/2053		903,467	843,752
Freddie Mac Gold Pool 4% 12/1/2040		143,536	139,988
Freddie Mac Gold Pool 4% 12/1/2043		137,617	132,975
Freddie Mac Gold Pool 4% 12/1/2045		250,120	239,540
Freddie Mac Gold Pool 4% 12/1/2045		15,162	14,520
Freddie Mac Gold Pool 4% 12/1/2047		1,560,532	1,483,792
Freddie Mac Gold Pool 4% 12/1/2052		227,927	213,379
Freddie Mac Gold Pool 4% 2/1/2026		362	361
Freddie Mac Gold Pool 4% 2/1/2042		152,528	148,135
Freddie Mac Gold Pool 4% 2/1/2042		47,018	45,801
Freddie Mac Gold Pool 4% 2/1/2043		26,914	26,000
Freddie Mac Gold Pool 4% 2/1/2044		49,222	47,547
Freddie Mac Gold Pool 4% 2/1/2044		34,796	33,516
Freddie Mac Gold Pool 4% 2/1/2045		950,090	916,809
Freddie Mac Gold Pool 4% 2/1/2046		705,315	680,514
Freddie Mac Gold Pool 4% 2/1/2046		58,872	56,308
Freddie Mac Gold Pool 4% 2/1/2046		18,907	18,107
Freddie Mac Gold Pool 4% 2/1/2046		14,024	13,418
Freddie Mac Gold Pool 4% 2/1/2048		32,244	30,709
Freddie Mac Gold Pool 4% 2/1/2052		15,824	15,026
Freddie Mac Gold Pool 4% 2/1/2052		13,744	13,051
Freddie Mac Gold Pool 4% 3/1/2052		1,194,827	1,122,296
Freddie Mac Gold Pool 4% 3/1/2053		718,671	671,901
Freddie Mac Gold Pool 4% 3/1/2053		235,827	222,101
Freddie Mac Gold Pool 4% 4/1/2038		105,825	104,161
Freddie Mac Gold Pool 4% 4/1/2042		18,007	17,520
Freddie Mac Gold Pool 4% 4/1/2043		1,735,214	1,684,007
Freddie Mac Gold Pool 4% 4/1/2043		43,565	42,268
Freddie Mac Gold Pool 4% 4/1/2043		21,964	21,493
Freddie Mac Gold Pool 4% 4/1/2046		151,231	144,692
Freddie Mac Gold Pool 4% 4/1/2052		766,906	716,757
Freddie Mac Gold Pool 4% 4/1/2052		233,404	218,141
Freddie Mac Gold Pool 4% 4/1/2052		19,343	18,369
Freddie Mac Gold Pool 4% 4/1/2052		19,037	18,078
Freddie Mac Gold Pool 4% 5/1/2037		2,427,533	2,374,020
Freddie Mac Gold Pool 4% 5/1/2038		1,354,583	1,321,759
Freddie Mac Gold Pool 4% 5/1/2043		5,810	5,615
Freddie Mac Gold Pool 4% 5/1/2045		134,061	130,481
Freddie Mac Gold Pool 4% 5/1/2046		141,847	135,670
Freddie Mac Gold Pool 4% 5/1/2052		20,560,630	19,299,672
Freddie Mac Gold Pool 4% 5/1/2052		41,338	38,648
Freddie Mac Gold Pool 4% 6/1/2042		5,217	5,044
Freddie Mac Gold Pool 4% 6/1/2043		212,501	205,732
Freddie Mac Gold Pool 4% 6/1/2045		51,096	49,215
Freddie Mac Gold Pool 4% 6/1/2047		2,224,337	2,126,077
Freddie Mac Gold Pool 4% 6/1/2047		2,055,506	1,961,493
Freddie Mac Gold Pool 4% 6/1/2052		1,630,867	1,548,685
Freddie Mac Gold Pool 4% 6/1/2052		152,288	142,377
Freddie Mac Gold Pool 4% 6/1/2052		92,216	86,157
Freddie Mac Gold Pool 4% 6/1/2052		87,971	82,493
Freddie Mac Gold Pool 4% 6/1/2052		19,350	18,375
Freddie Mac Gold Pool 4% 7/1/2042		317,971	308,367
Freddie Mac Gold Pool 4% 7/1/2043		27,768	26,792
Freddie Mac Gold Pool 4% 7/1/2045		218,876	212,464
Freddie Mac Gold Pool 4% 7/1/2048		1,031,463	987,832
Freddie Mac Gold Pool 4% 7/1/2048		131,994	125,420
Freddie Mac Gold Pool 4% 7/1/2049		6,220,304	5,912,686
Freddie Mac Gold Pool 4% 7/1/2052		1,761,345	1,651,673
Freddie Mac Gold Pool 4% 7/1/2052		1,093,426	1,021,925
Freddie Mac Gold Pool 4% 7/1/2052		22,008	20,899
Freddie Mac Gold Pool 4% 8/1/2044		13,022	12,641
Freddie Mac Gold Pool 4% 8/1/2044		12,911	12,449
Freddie Mac Gold Pool 4% 8/1/2045		230,310	220,856
Freddie Mac Gold Pool 4% 8/1/2046		347,204	332,517
Freddie Mac Gold Pool 4% 8/1/2046		12,769	12,197
Freddie Mac Gold Pool 4% 8/1/2052		13,204,167	12,373,740
Freddie Mac Gold Pool 4% 8/1/2052		8,032,619	7,527,438
Freddie Mac Gold Pool 4% 8/1/2052		6,796,249	6,373,071
Freddie Mac Gold Pool 4% 8/1/2052		2,363,295	2,213,926
Freddie Mac Gold Pool 4% 8/1/2052		827,534	773,162
Freddie Mac Gold Pool 4% 8/1/2052		824,445	770,276
Freddie Mac Gold Pool 4% 8/1/2052		91,424	85,732
Freddie Mac Gold Pool 4% 8/1/2052		17,078	16,218
Freddie Mac Gold Pool 4% 9/1/2040		94,123	91,784
Freddie Mac Gold Pool 4% 9/1/2041		111,071	108,109
Freddie Mac Gold Pool 4% 9/1/2042		178,964	173,819
Freddie Mac Gold Pool 4% 9/1/2043		100,226	97,800
Freddie Mac Gold Pool 4% 9/1/2043		10,138	9,852
Freddie Mac Gold Pool 4% 9/1/2046		24,781	23,640
Freddie Mac Gold Pool 4% 9/1/2051		30,083	28,598
Freddie Mac Gold Pool 4% 9/1/2052		961,818	901,027
Freddie Mac Gold Pool 4% 9/1/2052		247,670	232,248
Freddie Mac Gold Pool 4.17% 10/1/2034		585,106	567,977
Freddie Mac Gold Pool 4.5% 1/1/2042		446,764	446,816
Freddie Mac Gold Pool 4.5% 1/1/2049		358,486	353,541
Freddie Mac Gold Pool 4.5% 1/1/2053		337,672	326,155
Freddie Mac Gold Pool 4.5% 10/1/2040		9,191	9,186
Freddie Mac Gold Pool 4.5% 10/1/2041		231,344	231,289
Freddie Mac Gold Pool 4.5% 10/1/2042		2,720,611	2,709,438
Freddie Mac Gold Pool 4.5% 10/1/2044		803,308	801,358
Freddie Mac Gold Pool 4.5% 10/1/2044		218,255	217,530
Freddie Mac Gold Pool 4.5% 10/1/2046		234,674	230,777
Freddie Mac Gold Pool 4.5% 10/1/2048		82,480	80,724
Freddie Mac Gold Pool 4.5% 10/1/2048		9,323	9,177
Freddie Mac Gold Pool 4.5% 10/1/2052		8,034,472	7,762,950
Freddie Mac Gold Pool 4.5% 12/1/2040		455,952	455,995
Freddie Mac Gold Pool 4.5% 12/1/2043		53,027	52,682
Freddie Mac Gold Pool 4.5% 12/1/2044		88,979	88,280
Freddie Mac Gold Pool 4.5% 12/1/2044		58,440	57,963
Freddie Mac Gold Pool 4.5% 12/1/2045		234,746	234,410
Freddie Mac Gold Pool 4.5% 12/1/2045		158,172	158,293
Freddie Mac Gold Pool 4.5% 12/1/2047		85,131	83,504
Freddie Mac Gold Pool 4.5% 12/1/2048		4,068,473	3,984,383
Freddie Mac Gold Pool 4.5% 12/1/2052		977,516	944,481
Freddie Mac Gold Pool 4.5% 2/1/2041		130,867	130,844
Freddie Mac Gold Pool 4.5% 2/1/2041		105,189	105,202
Freddie Mac Gold Pool 4.5% 2/1/2041		53,547	53,568
Freddie Mac Gold Pool 4.5% 2/1/2041		47,417	47,423
Freddie Mac Gold Pool 4.5% 2/1/2041		23,078	23,060
Freddie Mac Gold Pool 4.5% 2/1/2042		21,413	21,383
Freddie Mac Gold Pool 4.5% 2/1/2044		64,016	63,775
Freddie Mac Gold Pool 4.5% 2/1/2044		42,265	41,989
Freddie Mac Gold Pool 4.5% 2/1/2053		597,036	576,673
Freddie Mac Gold Pool 4.5% 3/1/2041		138,669	138,674
Freddie Mac Gold Pool 4.5% 3/1/2041		111,733	111,746
Freddie Mac Gold Pool 4.5% 3/1/2041		43,932	43,931
Freddie Mac Gold Pool 4.5% 3/1/2044		64,243	64,019
Freddie Mac Gold Pool 4.5% 3/1/2044		57,623	57,414
Freddie Mac Gold Pool 4.5% 3/1/2044		45,665	45,488
Freddie Mac Gold Pool 4.5% 3/1/2044		38,912	38,757
Freddie Mac Gold Pool 4.5% 3/1/2044		23,563	23,464
Freddie Mac Gold Pool 4.5% 4/1/2041		321,121	321,113
Freddie Mac Gold Pool 4.5% 4/1/2041		212,410	212,404
Freddie Mac Gold Pool 4.5% 4/1/2044		1,508,167	1,502,136
Freddie Mac Gold Pool 4.5% 4/1/2048		324,698	319,712
Freddie Mac Gold Pool 4.5% 4/1/2048		55,458	54,242
Freddie Mac Gold Pool 4.5% 5/1/2039		139,829	139,948
Freddie Mac Gold Pool 4.5% 5/1/2041		6,022	6,020
Freddie Mac Gold Pool 4.5% 5/1/2044		62,182	61,972
Freddie Mac Gold Pool 4.5% 5/1/2053		3,193,132	3,095,200
Freddie Mac Gold Pool 4.5% 6/1/2039		97,426	97,491
Freddie Mac Gold Pool 4.5% 6/1/2047		178,075	174,784
Freddie Mac Gold Pool 4.5% 6/1/2047		139,245	137,238
Freddie Mac Gold Pool 4.5% 6/1/2052		21,595,167	20,885,613
Freddie Mac Gold Pool 4.5% 7/1/2041		72,565	72,552
Freddie Mac Gold Pool 4.5% 7/1/2044		22,078	21,897
Freddie Mac Gold Pool 4.5% 7/1/2047		254,537	251,106
Freddie Mac Gold Pool 4.5% 7/1/2047		160,018	157,061
Freddie Mac Gold Pool 4.5% 7/1/2047		112,324	110,704
Freddie Mac Gold Pool 4.5% 7/1/2052		593,824	574,313
Freddie Mac Gold Pool 4.5% 7/1/2052		309,293	299,131
Freddie Mac Gold Pool 4.5% 8/1/2052		11,772,176	11,385,377
Freddie Mac Gold Pool 4.5% 8/1/2052		10,957,537	10,597,504
Freddie Mac Gold Pool 4.5% 8/1/2052		478,104	462,395
Freddie Mac Gold Pool 4.5% 8/1/2054		3,723,588	3,603,236
Freddie Mac Gold Pool 4.5% 9/1/2039		44,591	44,624
Freddie Mac Gold Pool 4.5% 9/1/2041		841,492	841,340
Freddie Mac Gold Pool 4.5% 9/1/2042		552,054	552,064
Freddie Mac Gold Pool 4.5% 9/1/2042		20,736	20,644
Freddie Mac Gold Pool 4.5% 9/1/2044		133,221	132,133
Freddie Mac Gold Pool 4.5% 9/1/2046		163,953	161,231
Freddie Mac Gold Pool 5% 1/1/2035		5,984	6,070
Freddie Mac Gold Pool 5% 1/1/2040		13,144	13,362
Freddie Mac Gold Pool 5% 1/1/2041		12,391	12,602
Freddie Mac Gold Pool 5% 1/1/2053		850,594	848,106
Freddie Mac Gold Pool 5% 1/1/2053		40,402	40,069
Freddie Mac Gold Pool 5% 1/1/2053		34,740	34,487
Freddie Mac Gold Pool 5% 10/1/2033		98,495	99,906
Freddie Mac Gold Pool 5% 10/1/2052		4,973,855	4,968,631
Freddie Mac Gold Pool 5% 10/1/2052		22,636	22,584
Freddie Mac Gold Pool 5% 10/1/2053		9,220,174	9,126,933
Freddie Mac Gold Pool 5% 10/1/2053		318,956	315,731
Freddie Mac Gold Pool 5% 11/1/2035		739,635	751,016
Freddie Mac Gold Pool 5% 11/1/2052		3,004,158	2,984,104
Freddie Mac Gold Pool 5% 11/1/2052		819,734	818,617
Freddie Mac Gold Pool 5% 11/1/2052		580,995	581,655
Freddie Mac Gold Pool 5% 11/1/2052		467,655	467,018
Freddie Mac Gold Pool 5% 11/1/2052		364,454	363,958
Freddie Mac Gold Pool 5% 11/1/2053		24,724,577	24,474,546
Freddie Mac Gold Pool 5% 11/1/2053		6,237,022	6,173,949
Freddie Mac Gold Pool 5% 11/1/2053		1,203,517	1,205,262
Freddie Mac Gold Pool 5% 11/1/2054		70,795,550	69,836,257
Freddie Mac Gold Pool 5% 12/1/2047		109,181	110,467
Freddie Mac Gold Pool 5% 12/1/2052		1,393,051	1,391,153
Freddie Mac Gold Pool 5% 12/1/2052		598,541	596,978
Freddie Mac Gold Pool 5% 12/1/2052		478,355	476,956
Freddie Mac Gold Pool 5% 12/1/2052		422,240	421,665
Freddie Mac Gold Pool 5% 12/1/2052		251,406	250,749
Freddie Mac Gold Pool 5% 12/1/2053		1,192,411	1,182,961
Freddie Mac Gold Pool 5% 2/1/2034		120,907	122,596
Freddie Mac Gold Pool 5% 2/1/2038		138,107	140,359
Freddie Mac Gold Pool 5% 2/1/2040		199,980	202,032
Freddie Mac Gold Pool 5% 2/1/2041		27,833	28,306
Freddie Mac Gold Pool 5% 3/1/2038		63,216	64,238
Freddie Mac Gold Pool 5% 3/1/2041		57,229	58,201
Freddie Mac Gold Pool 5% 3/1/2041		56,493	57,454
Freddie Mac Gold Pool 5% 3/1/2041		7,892	7,931
Freddie Mac Gold Pool 5% 3/1/2053		1,040,209	1,036,516
Freddie Mac Gold Pool 5% 3/1/2053		991,518	984,590
Freddie Mac Gold Pool 5% 4/1/2040		1,257,887	1,270,793
Freddie Mac Gold Pool 5% 4/1/2040		586,145	592,159
Freddie Mac Gold Pool 5% 4/1/2040		18,911	19,232
Freddie Mac Gold Pool 5% 4/1/2041		23,290	23,683
Freddie Mac Gold Pool 5% 4/1/2053		7,716,679	7,643,466
Freddie Mac Gold Pool 5% 4/1/2054		143,197	143,359
Freddie Mac Gold Pool 5% 5/1/2041		50,247	51,099
Freddie Mac Gold Pool 5% 6/1/2040		999,900	1,010,159
Freddie Mac Gold Pool 5% 6/1/2040		50,705	51,558
Freddie Mac Gold Pool 5% 6/1/2040		7,112	7,232
Freddie Mac Gold Pool 5% 6/1/2041		254,841	259,174
Freddie Mac Gold Pool 5% 6/1/2041		62,486	63,538
Freddie Mac Gold Pool 5% 6/1/2052		2,677,051	2,660,018
Freddie Mac Gold Pool 5% 6/1/2052		1,388,178	1,390,625
Freddie Mac Gold Pool 5% 6/1/2052		5,021	5,011
Freddie Mac Gold Pool 5% 7/1/2035		119,210	120,962
Freddie Mac Gold Pool 5% 7/1/2040		4,280,370	4,324,285
Freddie Mac Gold Pool 5% 7/1/2040		11,565	11,754
Freddie Mac Gold Pool 5% 7/1/2041		45,830	46,607
Freddie Mac Gold Pool 5% 7/1/2041		41,882	42,567
Freddie Mac Gold Pool 5% 7/1/2041		39,364	40,032
Freddie Mac Gold Pool 5% 7/1/2041		25,952	26,394
Freddie Mac Gold Pool 5% 7/1/2041		25,788	26,223
Freddie Mac Gold Pool 5% 7/1/2041		24,108	24,413
Freddie Mac Gold Pool 5% 7/1/2041		12,748	12,945
Freddie Mac Gold Pool 5% 7/1/2052		78,623	78,761
Freddie Mac Gold Pool 5% 7/1/2053		39,684	39,295
Freddie Mac Gold Pool 5% 8/1/2039		258,861	263,161
Freddie Mac Gold Pool 5% 8/1/2040		100,384	102,077
Freddie Mac Gold Pool 5% 8/1/2040		50,955	51,795
Freddie Mac Gold Pool 5% 8/1/2052		193,833	193,387
Freddie Mac Gold Pool 5% 8/1/2053		9,282,339	9,188,470
Freddie Mac Gold Pool 5% 9/1/2038		46,592	47,351
Freddie Mac Gold Pool 5% 9/1/2038		31,040	31,545
Freddie Mac Gold Pool 5% 9/1/2040		66,926	68,058
Freddie Mac Gold Pool 5% 9/1/2043		23,294	23,680
Freddie Mac Gold Pool 5% 9/1/2052		7,706,405	7,647,739
Freddie Mac Gold Pool 5% 9/1/2052		7,691	7,673
Freddie Mac Gold Pool 5% 9/1/2053		5,603,482	5,546,816
Freddie Mac Gold Pool 5.5% 1/1/2053		2,252,121	2,277,854
Freddie Mac Gold Pool 5.5% 1/1/2055		22,903,902	23,043,928
Freddie Mac Gold Pool 5.5% 1/1/2055		3,471,457	3,546,921
Freddie Mac Gold Pool 5.5% 1/1/2055 (f)		1,330,222	1,345,837
Freddie Mac Gold Pool 5.5% 10/1/2054		10,079,572	10,141,194
Freddie Mac Gold Pool 5.5% 11/1/2052		22,749,135	23,030,397
Freddie Mac Gold Pool 5.5% 11/1/2053		3,562,548	3,593,235
Freddie Mac Gold Pool 5.5% 12/1/2038		15,729	16,373
Freddie Mac Gold Pool 5.5% 12/1/2052		802,881	812,808
Freddie Mac Gold Pool 5.5% 12/1/2052		789,316	799,075
Freddie Mac Gold Pool 5.5% 12/1/2054		15,112,619	15,205,012
Freddie Mac Gold Pool 5.5% 2/1/2053		2,328,078	2,356,825
Freddie Mac Gold Pool 5.5% 2/1/2054		556,448	561,763
Freddie Mac Gold Pool 5.5% 3/1/2053 (y)(Aa)(Ab)		11,272,047	11,513,563
Freddie Mac Gold Pool 5.5% 3/1/2055		389,949	392,333
Freddie Mac Gold Pool 5.5% 4/1/2053		40,424	40,874
Freddie Mac Gold Pool 5.5% 4/1/2053		13,641	13,793
Freddie Mac Gold Pool 5.5% 4/1/2054		1,626,487	1,641,514
Freddie Mac Gold Pool 5.5% 5/1/2053		3,170,398	3,219,503
Freddie Mac Gold Pool 5.5% 5/1/2055		5,493,406	5,526,991
Freddie Mac Gold Pool 5.5% 6/1/2041		55,900	58,067
Freddie Mac Gold Pool 5.5% 6/1/2053		137,305	138,788
Freddie Mac Gold Pool 5.5% 6/1/2054		7,911,134	7,964,444
Freddie Mac Gold Pool 5.5% 7/1/2053		997,359	1,008,443
Freddie Mac Gold Pool 5.5% 7/1/2054		10,478,048	10,548,656
Freddie Mac Gold Pool 5.5% 8/1/2053		1,744,912	1,765,395
Freddie Mac Gold Pool 5.5% 8/1/2053		77,652	78,563
Freddie Mac Gold Pool 5.5% 9/1/2052		1,403,069	1,420,416
Freddie Mac Gold Pool 5.5% 9/1/2053		7,347,023	7,492,962
Freddie Mac Gold Pool 5.5% 9/1/2054		564,191	574,340
Freddie Mac Gold Pool 6% 1/1/2053		7,928,529	8,133,499
Freddie Mac Gold Pool 6% 10/1/2054		3,034,227	3,152,037
Freddie Mac Gold Pool 6% 11/1/2053		2,041,287	2,090,564
Freddie Mac Gold Pool 6% 11/1/2053		1,315,922	1,348,510
Freddie Mac Gold Pool 6% 11/1/2053		980,017	1,003,674
Freddie Mac Gold Pool 6% 11/1/2053		913,837	941,893
Freddie Mac Gold Pool 6% 12/1/2052		1,448,201	1,487,234
Freddie Mac Gold Pool 6% 12/1/2054		4,839,137	4,945,368
Freddie Mac Gold Pool 6% 2/1/2028		1,485	1,506
Freddie Mac Gold Pool 6% 2/1/2038		18,361	19,461
Freddie Mac Gold Pool 6% 2/1/2054		382,622	391,200
Freddie Mac Gold Pool 6% 4/1/2053		1,191,151	1,221,766
Freddie Mac Gold Pool 6% 4/1/2054		5,009,768	5,194,890
Freddie Mac Gold Pool 6% 5/1/2054		3,491,550	3,626,027
Freddie Mac Gold Pool 6% 7/1/2037		1,058	1,119
Freddie Mac Gold Pool 6% 7/1/2039		8,736,204	9,020,134
Freddie Mac Gold Pool 6% 8/1/2037		22,031	23,248
Freddie Mac Gold Pool 6% 8/1/2052		1,320,740	1,362,941
Freddie Mac Gold Pool 6% 8/1/2053		8,439,199	8,642,919
Freddie Mac Gold Pool 6% 8/1/2055		6,450,000	6,698,924
Freddie Mac Gold Pool 6% 8/1/2055		3,124,219	3,198,660
Freddie Mac Gold Pool 6% 9/1/2038		32,964	34,937
Freddie Mac Gold Pool 6% 9/1/2052		2,059,694	2,118,426
Freddie Mac Gold Pool 6% 9/1/2054 (Ab)		16,105,088	16,740,471
Freddie Mac Gold Pool 6% 9/1/2054		15,179,031	15,687,753
Freddie Mac Gold Pool 6.5% 1/1/2054 (Ab)		4,155,029	4,356,717
Freddie Mac Gold Pool 6.5% 1/1/2054		954,915	1,003,669
Freddie Mac Gold Pool 6.5% 1/1/2055		75,019	77,957
Freddie Mac Gold Pool 6.5% 10/1/2053		912,582	956,665
Freddie Mac Gold Pool 6.5% 10/1/2053		908,874	952,210
Freddie Mac Gold Pool 6.5% 12/1/2053		365,634	384,405
Freddie Mac Gold Pool 6.5% 2/1/2053		141,932	147,757
Freddie Mac Gold Pool 6.5% 3/1/2032		403	418
Freddie Mac Gold Pool 6.5% 6/1/2054		3,425,287	3,605,736
Freddie Mac Gold Pool 6.5% 6/1/2054		1,033,210	1,089,901
Freddie Mac Gold Pool 6.5% 7/1/2054		380,709	395,620
Freddie Mac Gold Pool 6.5% 7/1/2054		56,201	58,551
Freddie Mac Gold Pool 6.5% 8/1/2054		411,671	427,794
Freddie Mac Gold Pool 6.5% 9/1/2039		188,103	201,371
Freddie Mac Gold Pool 6.5% 9/1/2053		562,150	591,765
Freddie Mac Gold Pool 6.5% 9/1/2053		540,937	566,729
Freddie Mac Gold Pool 6.5% 9/1/2054		1,227,758	1,295,507
Freddie Mac Gold Pool 6.5% 9/1/2054		253,970	263,917
Freddie Mac Gold Pool 7.5% 1/1/2032		1,241	1,288
Freddie Mac Gold Pool 7.5% 12/1/2036		1,485	1,534
Freddie Mac Manufactured Housing participation certificates 5.5% 4/1/2055		2,849,864	2,871,739
Freddie Mac Manufactured Housing participation certificates 6% 3/1/2055		1,349,051	1,397,320
Freddie Mac Manufactured Housing participation certificates 6% 4/1/2055		2,322,735	2,402,940
Freddie Mac Manufactured Housing participation certificates 6% 4/1/2055		434,282	445,445
Freddie Mac Manufactured Housing participation certificates 6% 5/1/2055		917,060	940,631
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055		1,042,069	1,098,025
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055		948,159	999,369
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055		298,902	316,655
Freddie Mac Manufactured Housing participation certificates 6.5% 6/1/2055		2,079,560	2,194,638
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.809%, 7.243% 10/1/2037 (b)(d)		1,208	1,246
Freddie Mac Non Gold Pool 2% 2/1/2052		343,500	275,600
Freddie Mac Non Gold Pool 4% 9/1/2040		393,786	383,602
Freddie Mac Non Gold Pool 5% 5/1/2053		1,079,791	1,075,958
Freddie Mac Non Gold Pool 5% 5/1/2053		592,939	588,610
Freddie Mac Non Gold Pool 5% 7/1/2053		5,714,140	5,697,425
Freddie Mac Non Gold Pool 5% 8/1/2053		1,039,736	1,033,445
Freddie Mac Non Gold Pool 5.5% 5/1/2053		4,134,175	4,213,711
Freddie Mac Non Gold Pool 5.5% 6/1/2053		2,051,900	2,088,169
Freddie Mac Non Gold Pool 5.5% 7/1/2053		3,069,215	3,122,508
Freddie Mac Non Gold Pool 5.5% 8/1/2053		4,330,557	4,411,165
Freddie Mac Non Gold Pool 5.5% 8/1/2053		1,768,604	1,793,234
Freddie Mac Non Gold Pool 5.5% 9/1/2053		350,288	354,400
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 3.645%, 8.27% 10/1/2035 (b)(d)		138	143
Freddie Mac Non Gold Pool 6% 11/1/2054		1,572,514	1,628,165
Freddie Mac Non Gold Pool 6% 4/1/2054		325,178	333,739
Freddie Mac Non Gold Pool 6% 6/1/2053		638,587	660,788
Freddie Mac Non Gold Pool 6% 6/1/2053		569,882	588,625
Freddie Mac Non Gold Pool 6% 6/1/2053		533,473	551,686
Freddie Mac Non Gold Pool 6% 7/1/2053		1,792,029	1,854,329
Freddie Mac Non Gold Pool 6% 7/1/2053		1,576,100	1,629,907
Freddie Mac Non Gold Pool 6% 9/1/2053		1,788,833	1,843,754
Freddie Mac Non Gold Pool 6.5% 1/1/2055		1,709,278	1,791,313
Freddie Mac Non Gold Pool 6.5% 4/1/2054		122,111	126,894
Freddie Mac Non Gold Pool 6.5% 4/1/2054		79,787	82,911
Freddie Mac Non Gold Pool 6.5% 4/1/2054		78,344	81,413
Freddie Mac Non Gold Pool 6.5% 5/1/2054		162,735	169,109
Freddie Mac Non Gold Pool 6.5% 9/1/2053		299,625	311,922
Ginnie Mae 6.5% 6/20/2053		1,201,998	1,266,189
Ginnie Mae 6.5% 7/20/2053		1,448,584	1,525,944
Ginnie Mae I & II 6.5% 8/20/2055		2,689,661	2,840,359
Ginnie Mae I Pool 1 year U.S. Treasury Index + 1.567%, 5.691% 3/20/2072 (b)(d)(m)		582,249	604,910
Ginnie Mae I Pool 1 year U.S. Treasury Index + 1.648%, 5.793% 4/20/2072 (b)(d)(m)		972,828	1,014,881
Ginnie Mae I Pool 1 year U.S. Treasury Index + 1.66%, 5.792% 3/20/2072 (b)(d)(m)		584,323	609,703
Ginnie Mae I Pool 1 year U.S. Treasury Index + 1.687%, 5.817% 3/20/2072 (b)(d)(m)		1,377,120	1,438,244
Ginnie Mae I Pool 1 year U.S. Treasury Index + 1.697%, 5.824% 3/20/2072 (b)(d)(m)		359,255	375,188
Ginnie Mae I Pool 1 year U.S. Treasury Index + 1.704%, 5.833% 2/20/2072 (b)(d)(m)		1,060,920	1,108,023
Ginnie Mae I Pool 1 year U.S. Treasury Index + 1.731%, 5.857% 3/20/2072 (b)(d)(m)		404,789	422,573
Ginnie Mae I Pool 1 year U.S. Treasury Index + 1.738%, 5.872% 3/20/2072 (b)(d)(m)		874,026	915,479
Ginnie Mae I Pool 1 year U.S. Treasury Index + 1.748%, 5.877% 4/20/2072 (b)(d)(m)		600,440	629,701
Ginnie Mae I Pool 1 year U.S. Treasury Index + 1.761%, 5.886% 3/20/2072 (b)(d)(m)		970,245	1,017,004
Ginnie Mae I Pool 2.5% 1/20/2052		2,034,473	1,718,271
Ginnie Mae I Pool 2.5% 12/20/2051		3,176,723	2,682,990
Ginnie Mae I Pool 2.5% 12/20/2051		2,131,128	1,799,903
Ginnie Mae I Pool 2.5% 12/20/2051		1,679,680	1,418,620
Ginnie Mae I Pool 2.5% 8/20/2051		1,801,988	1,521,919
Ginnie Mae I Pool 2.5% 9/20/2051		1,588,523	1,341,631
Ginnie Mae I Pool 2.828% 7/20/2071 (d)(m)		2,714,000	2,442,660
Ginnie Mae I Pool 2.893% 8/20/2071 (d)(m)		1,079,652	972,500
Ginnie Mae I Pool 2.954% 5/20/2071 (d)(m)		1,368,117	1,233,900
Ginnie Mae I Pool 2.966% 6/20/2071 (d)		622,924	562,221
Ginnie Mae I Pool 3% 10/20/2054		5,650,518	5,008,220
Ginnie Mae I Pool 3% 11/15/2042		150,060	136,848
Ginnie Mae I Pool 3% 12/15/2042		43,404	39,550
Ginnie Mae I Pool 3% 12/20/2042		386,862	355,475
Ginnie Mae I Pool 3% 2/20/2050		1,238,922	1,097,318
Ginnie Mae I Pool 3% 2/20/2052		298,712	260,090
Ginnie Mae I Pool 3% 3/15/2045		148,099	133,755
Ginnie Mae I Pool 3% 3/20/2043		252,082	231,742
Ginnie Mae I Pool 3% 3/20/2043		104,074	95,751
Ginnie Mae I Pool 3% 3/20/2053		346,515	309,021
Ginnie Mae I Pool 3% 4/15/2043		140,122	127,731
Ginnie Mae I Pool 3% 4/20/2053		1,932,777	1,727,271
Ginnie Mae I Pool 3% 7/20/2052		8,684,672	7,704,943
Ginnie Mae I Pool 3% 8/15/2045		319,759	287,454
Ginnie Mae I Pool 3.037% 7/20/2071 (d)(m)		1,334,078	1,208,137
Ginnie Mae I Pool 3.5% 1/15/2042		298,926	281,320
Ginnie Mae I Pool 3.5% 1/15/2042		11,433	10,750
Ginnie Mae I Pool 3.5% 10/20/2052		6,369,907	5,813,750
Ginnie Mae I Pool 3.5% 11/15/2041		72,807	68,738
Ginnie Mae I Pool 3.5% 11/15/2041		27,192	25,547
Ginnie Mae I Pool 3.5% 11/15/2043		324,928	303,619
Ginnie Mae I Pool 3.5% 12/20/2049		66,598	61,085
Ginnie Mae I Pool 3.5% 12/20/2049		30,512	27,919
Ginnie Mae I Pool 3.5% 12/20/2049		23,739	21,781
Ginnie Mae I Pool 3.5% 12/20/2049		7,139	6,534
Ginnie Mae I Pool 3.5% 2/15/2042		162,985	152,704
Ginnie Mae I Pool 3.5% 2/15/2042		76,630	72,015
Ginnie Mae I Pool 3.5% 2/15/2042		62,007	58,289
Ginnie Mae I Pool 3.5% 2/15/2042		44,250	41,585
Ginnie Mae I Pool 3.5% 2/15/2042		33,789	31,817
Ginnie Mae I Pool 3.5% 2/20/2043		888,508	835,115
Ginnie Mae I Pool 3.5% 3/15/2042		1,477,381	1,389,577
Ginnie Mae I Pool 3.5% 3/15/2042		46,258	43,571
Ginnie Mae I Pool 3.5% 3/15/2042		30,754	29,002
Ginnie Mae I Pool 3.5% 3/15/2042		15,435	14,493
Ginnie Mae I Pool 3.5% 3/15/2042		8,285	7,779
Ginnie Mae I Pool 3.5% 3/15/2043		306,510	287,253
Ginnie Mae I Pool 3.5% 3/20/2043		406,680	382,034
Ginnie Mae I Pool 3.5% 3/20/2052		381,179	343,098
Ginnie Mae I Pool 3.5% 4/20/2053		5,608,343	5,141,462
Ginnie Mae I Pool 3.5% 5/15/2042		115,314	108,492
Ginnie Mae I Pool 3.5% 5/15/2042		82,415	77,516
Ginnie Mae I Pool 3.5% 5/15/2043		66,939	62,683
Ginnie Mae I Pool 3.5% 5/20/2046		75,788	69,941
Ginnie Mae I Pool 3.5% 5/20/2046		50,062	46,199
Ginnie Mae I Pool 3.5% 5/20/2046		40,489	37,365
Ginnie Mae I Pool 3.5% 5/20/2046		37,968	35,038
Ginnie Mae I Pool 3.5% 5/20/2046		37,034	34,176
Ginnie Mae I Pool 3.5% 5/20/2046		20,220	18,635
Ginnie Mae I Pool 3.5% 5/20/2053		1,550,980	1,421,743
Ginnie Mae I Pool 3.5% 6/20/2046		186,582	172,245
Ginnie Mae I Pool 3.5% 6/20/2046		50,351	46,466
Ginnie Mae I Pool 3.5% 6/20/2046		48,920	45,161
Ginnie Mae I Pool 3.5% 6/20/2046		47,834	44,143
Ginnie Mae I Pool 3.5% 6/20/2046		45,245	41,768
Ginnie Mae I Pool 3.5% 6/20/2046		31,759	29,220
Ginnie Mae I Pool 3.5% 6/20/2046		25,712	23,728
Ginnie Mae I Pool 3.5% 6/20/2046		17,348	16,015
Ginnie Mae I Pool 3.5% 7/15/2043		173,655	162,352
Ginnie Mae I Pool 3.5% 7/20/2046		5,095,872	4,702,705
Ginnie Mae I Pool 3.5% 7/20/2046		45,485	41,848
Ginnie Mae I Pool 3.5% 7/20/2052		9,539,473	8,706,581
Ginnie Mae I Pool 3.5% 8/20/2052		5,559,472	5,074,074
Ginnie Mae I Pool 3.5% 9/15/2043		476,920	445,996
Ginnie Mae I Pool 3.5% 9/20/2052		9,476,633	8,649,227
Ginnie Mae I Pool 3.75% 6/20/2046		28,848	26,866
Ginnie Mae I Pool 3.75% 7/20/2046		52,207	48,621
Ginnie Mae I Pool 4% 1/15/2042		13,825	13,383
Ginnie Mae I Pool 4% 1/15/2043		47,917	46,302
Ginnie Mae I Pool 4% 1/15/2047		19,662	18,570
Ginnie Mae I Pool 4% 1/15/2047		18,964	17,911
Ginnie Mae I Pool 4% 1/15/2047		14,570	13,761
Ginnie Mae I Pool 4% 1/15/2047		6,939	6,553
Ginnie Mae I Pool 4% 1/20/2048		91,869	86,565
Ginnie Mae I Pool 4% 10/15/2040		90,618	88,015
Ginnie Mae I Pool 4% 10/15/2040		8,605	8,354
Ginnie Mae I Pool 4% 10/15/2041		261,315	252,993
Ginnie Mae I Pool 4% 10/15/2041		97,658	94,666
Ginnie Mae I Pool 4% 10/15/2041		97,173	94,246
Ginnie Mae I Pool 4% 10/15/2041		56,424	54,618
Ginnie Mae I Pool 4% 10/15/2041		33,561	32,453
Ginnie Mae I Pool 4% 10/15/2041		9,941	9,649
Ginnie Mae I Pool 4% 10/15/2041		7,805	7,568
Ginnie Mae I Pool 4% 11/15/2041		252,512	244,731
Ginnie Mae I Pool 4% 11/15/2042		16,792	16,232
Ginnie Mae I Pool 4% 11/20/2042		34,196	33,006
Ginnie Mae I Pool 4% 11/20/2052		2,478,879	2,332,087
Ginnie Mae I Pool 4% 12/15/2040		1,566,541	1,519,364
Ginnie Mae I Pool 4% 12/15/2040		44,501	43,115
Ginnie Mae I Pool 4% 12/15/2041		117,682	114,138
Ginnie Mae I Pool 4% 12/15/2041		80,396	77,822
Ginnie Mae I Pool 4% 12/15/2041		41,793	40,469
Ginnie Mae I Pool 4% 12/15/2041		5,431	5,261
Ginnie Mae I Pool 4% 12/15/2042		13,993	13,543
Ginnie Mae I Pool 4% 12/15/2046		3,759	3,556
Ginnie Mae I Pool 4% 12/20/2043		252,169	243,053
Ginnie Mae I Pool 4% 12/20/2047		91,154	85,892
Ginnie Mae I Pool 4% 12/20/2052		1,236,312	1,163,487
Ginnie Mae I Pool 4% 2/15/2041		35,550	34,510
Ginnie Mae I Pool 4% 2/15/2042		28,393	27,489
Ginnie Mae I Pool 4% 3/15/2041		16,776	16,285
Ginnie Mae I Pool 4% 3/15/2042		128,919	124,748
Ginnie Mae I Pool 4% 3/15/2042		25,610	24,756
Ginnie Mae I Pool 4% 4/15/2042		31,404	30,378
Ginnie Mae I Pool 4% 4/15/2043		10,092	9,778
Ginnie Mae I Pool 4% 4/15/2046		1,998,389	1,922,175
Ginnie Mae I Pool 4% 4/20/2047		1,470,735	1,388,582
Ginnie Mae I Pool 4% 4/20/2047		1,404,416	1,325,968
Ginnie Mae I Pool 4% 4/20/2048		315,575	297,849
Ginnie Mae I Pool 4% 4/20/2048		299,863	283,019
Ginnie Mae I Pool 4% 4/20/2052		248,772	232,777
Ginnie Mae I Pool 4% 5/15/2042		7,162	7,042
Ginnie Mae I Pool 4% 5/20/2049		642,944	603,615
Ginnie Mae I Pool 4% 6/15/2041		27,244	26,409
Ginnie Mae I Pool 4% 6/15/2041		16,541	16,006
Ginnie Mae I Pool 4% 6/20/2046		23,368	22,078
Ginnie Mae I Pool 4% 6/20/2049		184,144	172,445
Ginnie Mae I Pool 4% 7/15/2041		9,672	9,372
Ginnie Mae I Pool 4% 7/15/2046		94,700	89,619
Ginnie Mae I Pool 4% 7/15/2046		16,544	15,657
Ginnie Mae I Pool 4% 7/15/2046		10,623	10,070
Ginnie Mae I Pool 4% 8/15/2040		68,915	66,945
Ginnie Mae I Pool 4% 8/15/2041		226,914	219,883
Ginnie Mae I Pool 4% 8/15/2041		10,869	10,554
Ginnie Mae I Pool 4% 8/15/2043		15,040	14,485
Ginnie Mae I Pool 4% 8/15/2046		55,539	52,558
Ginnie Mae I Pool 4% 8/20/2052		6,936,898	6,536,952
Ginnie Mae I Pool 4% 9/15/2041		118,049	114,350
Ginnie Mae I Pool 4% 9/15/2041		11,507	11,125
Ginnie Mae I Pool 4% 9/15/2041		1,425	1,385
Ginnie Mae I Pool 4.5% 1/15/2040		16,077	16,025
Ginnie Mae I Pool 4.5% 1/20/2053		424,068	412,047
Ginnie Mae I Pool 4.5% 10/20/2048		107,104	104,729
Ginnie Mae I Pool 4.5% 10/20/2052		9,667,802	9,393,741
Ginnie Mae I Pool 4.5% 10/20/2054		8,836,452	8,525,897
Ginnie Mae I Pool 4.5% 11/20/2047		96,037	93,998
Ginnie Mae I Pool 4.5% 2/15/2040		1,308	1,303
Ginnie Mae I Pool 4.5% 2/20/2049		59,050	57,722
Ginnie Mae I Pool 4.5% 3/15/2040		19,575	19,509
Ginnie Mae I Pool 4.5% 3/15/2041		320,750	319,326
Ginnie Mae I Pool 4.5% 3/15/2041		259,055	258,121
Ginnie Mae I Pool 4.5% 3/15/2041		22,299	22,221
Ginnie Mae I Pool 4.5% 3/15/2041		8,460	8,430
Ginnie Mae I Pool 4.5% 3/20/2048		48,437	47,363
Ginnie Mae I Pool 4.5% 3/20/2048		36,288	35,484
Ginnie Mae I Pool 4.5% 4/15/2040		18,962	18,898
Ginnie Mae I Pool 4.5% 4/15/2040		3,275	3,263
Ginnie Mae I Pool 4.5% 4/15/2041		37,999	37,845
Ginnie Mae I Pool 4.5% 4/20/2048		118,951	116,314
Ginnie Mae I Pool 4.5% 4/20/2053		7,852,545	7,614,605
Ginnie Mae I Pool 4.5% 5/15/2039		7,947	7,924
Ginnie Mae I Pool 4.5% 5/15/2046		13,664	13,425
Ginnie Mae I Pool 4.5% 6/15/2040		57,026	56,835
Ginnie Mae I Pool 4.5% 6/15/2040		53,140	52,953
Ginnie Mae I Pool 4.5% 6/15/2040		42,928	42,782
Ginnie Mae I Pool 4.5% 6/20/2049		118,880	116,095
Ginnie Mae I Pool 4.5% 7/15/2040		105,443	105,080
Ginnie Mae I Pool 4.5% 7/15/2040		32,801	32,687
Ginnie Mae I Pool 4.5% 7/15/2040		30,574	30,464
Ginnie Mae I Pool 4.5% 7/15/2040		26,097	26,001
Ginnie Mae I Pool 4.5% 7/15/2040		8,950	8,919
Ginnie Mae I Pool 4.5% 7/15/2040		3,671	3,655
Ginnie Mae I Pool 4.5% 7/20/2048		182,320	178,277
Ginnie Mae I Pool 4.5% 7/20/2049		149,746	146,239
Ginnie Mae I Pool 4.5% 7/20/2049		127,408	124,424
Ginnie Mae I Pool 4.5% 7/20/2049		77,439	75,625
Ginnie Mae I Pool 4.5% 7/20/2049		72,711	71,007
Ginnie Mae I Pool 4.5% 7/20/2049		67,895	66,305
Ginnie Mae I Pool 4.5% 7/20/2049		44,639	43,593
Ginnie Mae I Pool 4.5% 7/20/2049		19,341	18,888
Ginnie Mae I Pool 4.5% 7/20/2052		2,860,114	2,782,611
Ginnie Mae I Pool 4.5% 8/15/2040		59,517	59,305
Ginnie Mae I Pool 4.5% 8/20/2049		249,350	243,509
Ginnie Mae I Pool 4.5% 8/20/2052		16,836,146	16,369,401
Ginnie Mae I Pool 4.5% 9/15/2040		38,804	38,656
Ginnie Mae I Pool 4.5% 9/20/2052		812,745	789,959
Ginnie Mae I Pool 5% 1/20/2035		794,435	805,415
Ginnie Mae I Pool 5% 10/15/2039		27,187	27,615
Ginnie Mae I Pool 5% 10/20/2038		10,438	10,603
Ginnie Mae I Pool 5% 11/20/2052		105,996	105,431
Ginnie Mae I Pool 5% 12/15/2039		34,112	34,652
Ginnie Mae I Pool 5% 12/20/2048		67,931	68,227
Ginnie Mae I Pool 5% 2/20/2049		70,186	70,405
Ginnie Mae I Pool 5% 4/15/2040		239,958	243,749
Ginnie Mae I Pool 5% 4/15/2041		21,988	22,342
Ginnie Mae I Pool 5% 4/15/2041		9,966	10,123
Ginnie Mae I Pool 5% 4/15/2041		6,352	6,454
Ginnie Mae I Pool 5% 4/15/2049		68,628	69,015
Ginnie Mae I Pool 5% 4/20/2048		2,363,618	2,398,309
Ginnie Mae I Pool 5% 4/20/2048		42,315	42,500
Ginnie Mae I Pool 5% 5/15/2040		32,931	33,446
Ginnie Mae I Pool 5% 6/15/2040		18,353	18,643
Ginnie Mae I Pool 5% 6/20/2048		79,899	80,248
Ginnie Mae I Pool 5% 6/20/2049		114,013	114,368
Ginnie Mae I Pool 5% 6/20/2063		533,391	526,385
Ginnie Mae I Pool 5% 7/15/2039		21,424	21,757
Ginnie Mae I Pool 5% 7/15/2040		18,624	18,920
Ginnie Mae I Pool 5% 7/20/2049		25,727	25,807
Ginnie Mae I Pool 5% 8/15/2039		26,122	26,532
Ginnie Mae I Pool 5% 8/15/2040		53,622	54,472
Ginnie Mae I Pool 5% 8/15/2040		48,717	49,492
Ginnie Mae I Pool 5% 8/20/2048		66,250	66,540
Ginnie Mae I Pool 5% 8/20/2052		2,760,691	2,745,996
Ginnie Mae I Pool 5% 9/15/2039		23,565	23,935
Ginnie Mae I Pool 5% 9/15/2040		29,739	30,209
Ginnie Mae I Pool 5% 9/15/2040		22,075	22,427
Ginnie Mae I Pool 5% 9/15/2041		30,082	30,554
Ginnie Mae I Pool 5% 9/20/2052		3,291,655	3,274,134
Ginnie Mae I Pool 5.5% 1/15/2037		693	701
Ginnie Mae I Pool 5.5% 11/20/2052		1,123,872	1,138,968
Ginnie Mae I Pool 5.5% 5/20/2053		5,390,125	5,459,154
Ginnie Mae I Pool 5.5% 6/15/2036		4,904	5,028
Ginnie Mae I Pool 5.5% 6/20/2063		378,597	381,079
Ginnie Mae I Pool 5.5% 7/20/2053		2,763,322	2,829,712
Ginnie Mae I Pool 5.5% 7/20/2053		2,086,379	2,136,506
Ginnie Mae I Pool 5.5% 9/15/2038		33,552	34,512
Ginnie Mae I Pool 5.5% 9/20/2052		1,442,954	1,462,335
Ginnie Mae I Pool 5.5% 9/20/2054 (f)		16,194,760	16,326,247
Ginnie Mae I Pool 6% 10/20/2033		2,589	2,680
Ginnie Mae I Pool 6% 11/20/2032		3,731	3,839
Ginnie Mae I Pool 6% 12/20/2052		6,387,755	6,569,783
Ginnie Mae I Pool 6% 3/20/2035		2,757	2,862
Ginnie Mae I Pool 6% 4/20/2036		339	341
Ginnie Mae I Pool 6% 6/20/2053		797,093	831,017
Ginnie Mae I Pool 6% 6/20/2053		803,584	825,228
Ginnie Mae I Pool 6% 6/20/2063		640,177	651,418
Ginnie Mae I Pool 6% 7/20/2053		1,108,346	1,143,740
Ginnie Mae I Pool 6% 8/15/2036		34,880	36,151
Ginnie Mae I Pool 6% 9/20/2054		1,096,766	1,120,737
Ginnie Mae I Pool 7% 6/20/2032		2,828	2,918
Ginnie Mae I Pool 7% 8/20/2055		2,246,629	2,295,991
Ginnie Mae I Pool 7% 8/20/2055		1,392,763	1,422,559
Ginnie Mae II Pool 2% 1/20/2051		38,935,134	31,892,948
Ginnie Mae II Pool 2% 10/1/2055 (f)		44,800,000	36,665,462
Ginnie Mae II Pool 2% 10/20/2050		25,311,649	20,729,585
Ginnie Mae II Pool 2% 10/20/2051		373,827	306,388
Ginnie Mae II Pool 2% 11/20/2050		7,432,541	6,088,219
Ginnie Mae II Pool 2% 11/20/2051		1,489,964	1,221,173
Ginnie Mae II Pool 2% 12/20/2050		27,963,890	22,899,515
Ginnie Mae II Pool 2% 12/20/2051		8,525,030	6,981,779
Ginnie Mae II Pool 2% 2/20/2051		6,228,578	5,102,017
Ginnie Mae II Pool 2% 2/20/2052		477,760	391,273
Ginnie Mae II Pool 2% 3/20/2051		1,547,162	1,267,327
Ginnie Mae II Pool 2% 3/20/2052		5,027,844	4,119,245
Ginnie Mae II Pool 2% 4/20/2051		565,993	463,622
Ginnie Mae II Pool 2% 4/20/2052		12,362,596	10,128,510
Ginnie Mae II Pool 2% 7/20/2051		2,544,540	2,083,514
Ginnie Mae II Pool 2% 8/20/2051		41,009	33,579
Ginnie Mae II Pool 2% 9/1/2055 (f)(u)		133,353,000	109,165,540
Ginnie Mae II Pool 2% 9/20/2050		6,104,287	5,002,114
Ginnie Mae II Pool 2% 9/20/2051		4,584,686	3,756,172
Ginnie Mae II Pool 2.5% 11/20/2049		247,713	212,000
Ginnie Mae II Pool 2.5% 11/20/2051		2,306,303	1,965,149
Ginnie Mae II Pool 2.5% 12/20/2046		365,455	318,593
Ginnie Mae II Pool 2.5% 12/20/2050		781,653	666,640
Ginnie Mae II Pool 2.5% 12/20/2051		9,688,971	8,255,756
Ginnie Mae II Pool 2.5% 2/20/2052		9,113,748	7,767,045
Ginnie Mae II Pool 2.5% 3/20/2051		11,532,048	9,833,409
Ginnie Mae II Pool 2.5% 3/20/2052		6,373,382	5,431,612
Ginnie Mae II Pool 2.5% 4/20/2051		1,197,441	1,021,061
Ginnie Mae II Pool 2.5% 4/20/2052		22,955,959	19,563,846
Ginnie Mae II Pool 2.5% 5/20/2052		11,570,634	9,860,886
Ginnie Mae II Pool 2.5% 6/20/2051		2,131,414	1,816,130
Ginnie Mae II Pool 2.5% 6/20/2052		2,335,363	1,991,006
Ginnie Mae II Pool 2.5% 6/20/2054		64,600	55,069
Ginnie Mae II Pool 2.5% 7/20/2051		5,044,299	4,298,134
Ginnie Mae II Pool 2.5% 7/20/2054		741,637	631,817
Ginnie Mae II Pool 2.5% 8/20/2046		104,324	91,174
Ginnie Mae II Pool 2.5% 8/20/2051		10,147,933	8,646,828
Ginnie Mae II Pool 2.5% 9/1/2055 (f)(u)		96,625,000	82,305,059
Ginnie Mae II Pool 2.5% 9/20/2051		18,224,216	15,528,448
Ginnie Mae II Pool 3% 1/20/2043		3,007,117	2,754,247
Ginnie Mae II Pool 3% 1/20/2044		759,636	693,896
Ginnie Mae II Pool 3% 1/20/2055		9,315,873	8,259,843
Ginnie Mae II Pool 3% 10/1/2055 (f)		17,050,000	15,097,137
Ginnie Mae II Pool 3% 10/20/2046		2,416,668	2,170,661
Ginnie Mae II Pool 3% 10/20/2051		133,728	118,600
Ginnie Mae II Pool 3% 12/20/2042		1,035,701	948,574
Ginnie Mae II Pool 3% 12/20/2046		1,516,207	1,361,864
Ginnie Mae II Pool 3% 12/20/2049		879,230	781,210
Ginnie Mae II Pool 3% 12/20/2051		1,105,171	979,804
Ginnie Mae II Pool 3% 2/20/2043		364,393	333,633
Ginnie Mae II Pool 3% 2/20/2047		436,949	392,469
Ginnie Mae II Pool 3% 2/20/2052		1,545,071	1,369,804
Ginnie Mae II Pool 3% 3/20/2045		127,000	115,009
Ginnie Mae II Pool 3% 3/20/2050		1,460,427	1,297,614
Ginnie Mae II Pool 3% 4/20/2043		200,232	183,186
Ginnie Mae II Pool 3% 4/20/2045		64,925	58,775
Ginnie Mae II Pool 3% 4/20/2046		346,599	311,425
Ginnie Mae II Pool 3% 4/20/2052		8,971,605	7,951,095
Ginnie Mae II Pool 3% 5/20/2045		72,407	65,504
Ginnie Mae II Pool 3% 5/20/2046		508,748	457,118
Ginnie Mae II Pool 3% 5/20/2052		25,161,069	22,299,028
Ginnie Mae II Pool 3% 6/20/2045		69,381	62,746
Ginnie Mae II Pool 3% 6/20/2051		2,155,361	1,911,370
Ginnie Mae II Pool 3% 7/20/2045		74,579	67,425
Ginnie Mae II Pool 3% 7/20/2046		657,118	590,227
Ginnie Mae II Pool 3% 7/20/2049		576,353	514,260
Ginnie Mae II Pool 3% 7/20/2051		5,560,947	4,932,306
Ginnie Mae II Pool 3% 8/20/2042		115,771	106,151
Ginnie Mae II Pool 3% 8/20/2045		255,169	230,597
Ginnie Mae II Pool 3% 8/20/2051		9,509,217	8,434,241
Ginnie Mae II Pool 3% 9/1/2055 (f)(u)		42,464,000	37,615,214
Ginnie Mae II Pool 3% 9/20/2042		304,846	279,466
Ginnie Mae II Pool 3% 9/20/2045		246,552	222,801
Ginnie Mae II Pool 3% 9/20/2046		802,310	720,638
Ginnie Mae II Pool 3% 9/20/2049		533,725	474,891
Ginnie Mae II Pool 3% 9/20/2051		23,954,117	21,240,592
Ginnie Mae II Pool 3.5% 1/20/2048		176,760	163,288
Ginnie Mae II Pool 3.5% 1/20/2052		17,509,169	15,983,177
Ginnie Mae II Pool 3.5% 10/1/2055 (f)		11,800,000	10,711,430
Ginnie Mae II Pool 3.5% 10/20/2040		106,024	99,727
Ginnie Mae II Pool 3.5% 10/20/2041		337,833	317,009
Ginnie Mae II Pool 3.5% 10/20/2042		66,410	62,139
Ginnie Mae II Pool 3.5% 10/20/2044		933,565	866,277
Ginnie Mae II Pool 3.5% 10/20/2045		79,924	74,157
Ginnie Mae II Pool 3.5% 10/20/2049		1,165,511	1,073,766
Ginnie Mae II Pool 3.5% 10/20/2051		4,134,240	3,775,216
Ginnie Mae II Pool 3.5% 11/20/2042		175,014	163,713
Ginnie Mae II Pool 3.5% 11/20/2046		93,808	86,952
Ginnie Mae II Pool 3.5% 11/20/2047		252,223	233,078
Ginnie Mae II Pool 3.5% 12/20/2041		1,228,543	1,153,040
Ginnie Mae II Pool 3.5% 12/20/2042		1,999,029	1,869,927
Ginnie Mae II Pool 3.5% 12/20/2046		862,342	798,503
Ginnie Mae II Pool 3.5% 12/20/2047		895,476	829,465
Ginnie Mae II Pool 3.5% 12/20/2051		13,027,215	11,891,842
Ginnie Mae II Pool 3.5% 2/20/2043		196,304	183,522
Ginnie Mae II Pool 3.5% 2/20/2052		32,319	29,504
Ginnie Mae II Pool 3.5% 3/20/2043		158,813	148,433
Ginnie Mae II Pool 3.5% 3/20/2046		896,608	831,914
Ginnie Mae II Pool 3.5% 3/20/2052		10,864,378	9,921,749
Ginnie Mae II Pool 3.5% 4/20/2045		1,059,023	980,950
Ginnie Mae II Pool 3.5% 4/20/2046		495,509	459,756
Ginnie Mae II Pool 3.5% 4/20/2046		51,079	47,138
Ginnie Mae II Pool 3.5% 4/20/2052		2,073,756	1,896,584
Ginnie Mae II Pool 3.5% 5/20/2043		242,462	225,529
Ginnie Mae II Pool 3.5% 5/20/2046		74,644	68,885
Ginnie Mae II Pool 3.5% 5/20/2046		18,936	17,475
Ginnie Mae II Pool 3.5% 6/20/2042		117,568	110,129
Ginnie Mae II Pool 3.5% 6/20/2043		113,921	106,389
Ginnie Mae II Pool 3.5% 6/20/2052		1,141,603	1,041,930
Ginnie Mae II Pool 3.5% 7/20/2046		1,438,309	1,333,181
Ginnie Mae II Pool 3.5% 7/20/2047		2,446,205	2,263,586
Ginnie Mae II Pool 3.5% 7/20/2050		27,869	25,658
Ginnie Mae II Pool 3.5% 8/20/2042		182,361	170,731
Ginnie Mae II Pool 3.5% 9/1/2055 (f)(u)		32,391,000	29,480,056
Ginnie Mae II Pool 3.5% 9/20/2040		261,813	246,240
Ginnie Mae II Pool 3.5% 9/20/2046		98,821	91,598
Ginnie Mae II Pool 4% 1/20/2041		2,174,052	2,107,206
Ginnie Mae II Pool 4% 1/20/2046		123,181	117,801
Ginnie Mae II Pool 4% 1/20/2047		132,457	126,424
Ginnie Mae II Pool 4% 10/1/2055 (f)		1,900,000	1,771,397
Ginnie Mae II Pool 4% 10/20/2040		823,064	797,936
Ginnie Mae II Pool 4% 10/20/2041		1,341,654	1,298,469
Ginnie Mae II Pool 4% 10/20/2042		227,825	220,060
Ginnie Mae II Pool 4% 10/20/2043		197,253	189,775
Ginnie Mae II Pool 4% 10/20/2044		1,732,477	1,663,765
Ginnie Mae II Pool 4% 10/20/2045		7,154	6,852
Ginnie Mae II Pool 4% 10/20/2046		135,848	129,830
Ginnie Mae II Pool 4% 10/20/2047		60,557	57,723
Ginnie Mae II Pool 4% 11/20/2040		846,614	820,673
Ginnie Mae II Pool 4% 11/20/2041		138,924	134,409
Ginnie Mae II Pool 4% 11/20/2042		14,111	13,626
Ginnie Mae II Pool 4% 11/20/2044		777,883	746,908
Ginnie Mae II Pool 4% 11/20/2046		318,554	304,444
Ginnie Mae II Pool 4% 11/20/2047		101,175	96,377
Ginnie Mae II Pool 4% 12/20/2040		10,812	10,481
Ginnie Mae II Pool 4% 12/20/2041		431,345	417,326
Ginnie Mae II Pool 4% 12/20/2042		824,439	796,189
Ginnie Mae II Pool 4% 12/20/2044		64,846	62,264
Ginnie Mae II Pool 4% 12/20/2045		477,666	456,806
Ginnie Mae II Pool 4% 2/20/2041		10,547	10,221
Ginnie Mae II Pool 4% 2/20/2042		76,989	74,461
Ginnie Mae II Pool 4% 2/20/2043		101,485	98,023
Ginnie Mae II Pool 4% 2/20/2047		220,955	210,892
Ginnie Mae II Pool 4% 2/20/2049		2,776,054	2,631,400
Ginnie Mae II Pool 4% 3/20/2041		383,730	371,867
Ginnie Mae II Pool 4% 3/20/2047		413,315	394,490
Ginnie Mae II Pool 4% 3/20/2049		3,243,605	3,074,588
Ginnie Mae II Pool 4% 3/20/2052		642,053	605,236
Ginnie Mae II Pool 4% 4/20/2043		102,790	99,336
Ginnie Mae II Pool 4% 4/20/2049		1,543,733	1,463,292
Ginnie Mae II Pool 4% 4/20/2052		4,750,808	4,476,900
Ginnie Mae II Pool 4% 5/20/2040		66,352	64,407
Ginnie Mae II Pool 4% 5/20/2046		72,881	69,652
Ginnie Mae II Pool 4% 5/20/2049		1,507,549	1,428,993
Ginnie Mae II Pool 4% 6/20/2045		3,745,786	3,592,448
Ginnie Mae II Pool 4% 6/20/2046		200,448	191,569
Ginnie Mae II Pool 4% 6/20/2047		429,606	409,502
Ginnie Mae II Pool 4% 6/20/2052		6,180,985	5,824,621
Ginnie Mae II Pool 4% 7/20/2044		361,644	347,529
Ginnie Mae II Pool 4% 7/20/2045		283,559	271,780
Ginnie Mae II Pool 4% 7/20/2047		1,061,015	1,011,365
Ginnie Mae II Pool 4% 8/20/2043		54,090	52,146
Ginnie Mae II Pool 4% 8/20/2044		625,495	600,985
Ginnie Mae II Pool 4% 8/20/2045		1,170,190	1,121,408
Ginnie Mae II Pool 4% 8/20/2048		3,183,567	3,023,647
Ginnie Mae II Pool 4% 9/1/2055 (f)		33,406,000	31,152,712
Ginnie Mae II Pool 4% 9/20/2040		56,152	54,435
Ginnie Mae II Pool 4% 9/20/2045		5,941	5,692
Ginnie Mae II Pool 4% 9/20/2047		2,341,211	2,231,653
Ginnie Mae II Pool 4% 9/20/2048		373,714	354,941
Ginnie Mae II Pool 4.5% 1/20/2045		167,432	165,602
Ginnie Mae II Pool 4.5% 1/20/2047		119,356	118,052
Ginnie Mae II Pool 4.5% 1/20/2048		195,224	192,237
Ginnie Mae II Pool 4.5% 1/20/2049		927,704	909,740
Ginnie Mae II Pool 4.5% 10/1/2055 (f)		2,300,000	2,213,407
Ginnie Mae II Pool 4.5% 10/20/2041		979,750	974,319
Ginnie Mae II Pool 4.5% 10/20/2043		633,560	629,316
Ginnie Mae II Pool 4.5% 10/20/2044		577,839	571,525
Ginnie Mae II Pool 4.5% 11/20/2046		309,655	307,194
Ginnie Mae II Pool 4.5% 11/20/2054		24,263,616	23,380,549
Ginnie Mae II Pool 4.5% 12/20/2039		94,959	94,513
Ginnie Mae II Pool 4.5% 2/20/2041		431,810	429,546
Ginnie Mae II Pool 4.5% 2/20/2048		378,301	372,749
Ginnie Mae II Pool 4.5% 3/20/2041		1,608,908	1,600,470
Ginnie Mae II Pool 4.5% 3/20/2047		101,919	100,647
Ginnie Mae II Pool 4.5% 3/20/2048		31,586	31,102
Ginnie Mae II Pool 4.5% 3/20/2049		69,507	68,161
Ginnie Mae II Pool 4.5% 3/20/2055		2,976,814	2,866,381
Ginnie Mae II Pool 4.5% 4/20/2041		351,682	349,821
Ginnie Mae II Pool 4.5% 4/20/2048		609,521	599,814
Ginnie Mae II Pool 4.5% 4/20/2055		2,384,772	2,296,303
Ginnie Mae II Pool 4.5% 5/20/2040		18,148	18,060
Ginnie Mae II Pool 4.5% 5/20/2041		1,080,665	1,074,901
Ginnie Mae II Pool 4.5% 5/20/2044		188,562	187,302
Ginnie Mae II Pool 4.5% 5/20/2045		120,684	119,365
Ginnie Mae II Pool 4.5% 5/20/2052		9,164,244	8,918,777
Ginnie Mae II Pool 4.5% 6/20/2041		709,080	705,236
Ginnie Mae II Pool 4.5% 6/20/2045		54,243	53,814
Ginnie Mae II Pool 4.5% 7/20/2046		241,723	239,082
Ginnie Mae II Pool 4.5% 8/20/2041		75,017	74,605
Ginnie Mae II Pool 4.5% 8/20/2047		191,431	188,622
Ginnie Mae II Pool 4.5% 9/1/2055 (f)		63,457,000	61,097,637
Ginnie Mae II Pool 4.5% 9/20/2040		262,580	261,247
Ginnie Mae II Pool 4.5% 9/20/2044		552,482	548,126
Ginnie Mae II Pool 5% 1/20/2035		223,033	226,148
Ginnie Mae II Pool 5% 1/20/2055		15,091,843	14,934,869
Ginnie Mae II Pool 5% 10/1/2055 (f)		41,700,000	41,222,531
Ginnie Mae II Pool 5% 10/20/2037		6,573	6,678
Ginnie Mae II Pool 5% 10/20/2040		177,390	180,348
Ginnie Mae II Pool 5% 11/20/2054		20,356,008	20,150,642
Ginnie Mae II Pool 5% 12/20/2035		27,237	27,637
Ginnie Mae II Pool 5% 12/20/2036		24,816	25,201
Ginnie Mae II Pool 5% 2/20/2036		20,858	21,169
Ginnie Mae II Pool 5% 3/20/2036		14,453	14,668
Ginnie Mae II Pool 5% 3/20/2042		138,398	140,696
Ginnie Mae II Pool 5% 5/20/2035		32,095	32,552
Ginnie Mae II Pool 5% 6/20/2034		16,142	16,360
Ginnie Mae II Pool 5% 6/20/2038		52,779	53,625
Ginnie Mae II Pool 5% 6/20/2048		1,931,943	1,948,223
Ginnie Mae II Pool 5% 6/20/2055		44,999	44,531
Ginnie Mae II Pool 5% 8/20/2035		21,140	21,448
Ginnie Mae II Pool 5% 8/20/2045		388,074	394,783
Ginnie Mae II Pool 5% 9/1/2055 (f)		191,003,000	188,965,228
Ginnie Mae II Pool 5% 9/20/2046		164,885	167,640
Ginnie Mae II Pool 5.5% 10/1/2055 (f)		70,375,000	70,830,953
Ginnie Mae II Pool 5.5% 12/20/2054		2,542,867	2,562,917
Ginnie Mae II Pool 5.5% 3/20/2041		42,289	43,824
Ginnie Mae II Pool 5.5% 8/20/2053		67,054	67,829
Ginnie Mae II Pool 5.5% 8/20/2054		5,972,335	6,020,825
Ginnie Mae II Pool 5.5% 9/1/2055 (f)(u)		155,795,000	156,944,346
Ginnie Mae II Pool 6% 10/1/2055 (f)		81,100,000	82,642,141
Ginnie Mae II Pool 6% 12/20/2054		9,412,255	9,597,378
Ginnie Mae II Pool 6% 6/20/2054		483,979	495,162
Ginnie Mae II Pool 6% 7/20/2054		4,037,216	4,124,191
Ginnie Mae II Pool 6% 8/20/2053		29,314	30,096
Ginnie Mae II Pool 6% 8/20/2054		6,236,649	6,371,007
Ginnie Mae II Pool 6% 9/1/2055 (f)(u)		162,707,000	165,953,477
Ginnie Mae II Pool 6% 9/20/2038		1,059	1,112
Ginnie Mae II Pool 6.5% 10/20/2039		2,440	2,571
Ginnie Mae II Pool 6.5% 10/20/2039		1,089	1,144
Ginnie Mae II Pool 6.5% 5/20/2055		15,128,671	15,582,729
Ginnie Mae II Pool 6.5% 9/1/2055 (f)		3,076,000	3,165,153
Ginnie Mae II Pool 7% 1/20/2039		3,131	3,237
Ginnie Mae II Pool 7% 10/20/2038		3,175	3,355
Ginnie Mae II Pool 7% 6/20/2055		3,496,658	3,556,166
Ginnie Mae II Pool 7% 8/20/2038		602	620
Ginnie Mae II Pool 7.5% 5/20/2032		1,142	1,193
Ginnie Mae II Pool 8% 9/20/2031		3,085	3,194
Household Capital 2025-1 RMBS Series 1 Class A, 3 month Australia Bank Bill Rate + 1.9%, 5.74% 7/21/2087 (b)(d)(e)	AUD	270,000	176,118
Uniform Mortgage Backed Securities 1.5% 9/1/2040 (f)		2,835,000	2,532,272
Uniform Mortgage Backed Securities 2% 10/1/2055 (f)		257,500,000	204,491,230
Uniform Mortgage Backed Securities 2% 9/1/2040 (f)(u)		8,241,000	7,560,795
Uniform Mortgage Backed Securities 2% 9/1/2055 (f)(u)		409,546,000	325,173,135
Uniform Mortgage Backed Securities 2.5% 10/1/2055 (f)		21,350,000	17,727,172
Uniform Mortgage Backed Securities 2.5% 9/1/2040 (f)(u)		2,442,000	2,291,092
Uniform Mortgage Backed Securities 2.5% 9/1/2055 (f)(u)		93,613,000	77,717,073
Uniform Mortgage Backed Securities 3% 9/1/2040 (f)(u)		1,324,000	1,266,023
Uniform Mortgage Backed Securities 3% 9/1/2055 (f)(u)		54,000,000	46,785,935
Uniform Mortgage Backed Securities 3.5% 10/1/2055 (f)		1,800,000	1,625,695
Uniform Mortgage Backed Securities 3.5% 9/1/2040 (f)(u)		578,000	559,621
Uniform Mortgage Backed Securities 3.5% 9/1/2055 (f)(u)		91,127,000	82,338,229
Uniform Mortgage Backed Securities 4% 10/1/2055 (f)(u)		531,219,000	495,610,700
Uniform Mortgage Backed Securities 4% 9/1/2040 (f)(u)		477,000	468,503
Uniform Mortgage Backed Securities 4% 9/1/2055 (f)(u)		574,100,000	535,819,184
Uniform Mortgage Backed Securities 4.5% 10/1/2055 (f)		671,725,000	645,616,931
Uniform Mortgage Backed Securities 4.5% 9/1/2040 (f)		2,560,000	2,554,500
Uniform Mortgage Backed Securities 4.5% 9/1/2055 (f)(u)		872,263,000	839,007,974
Uniform Mortgage Backed Securities 5% 10/1/2055 (f)		325,692,436	320,985,138
Uniform Mortgage Backed Securities 5% 9/1/2040 (f)		5,125,000	5,178,052
Uniform Mortgage Backed Securities 5% 9/1/2055 (f)(u)		384,305,436	379,006,210
Uniform Mortgage Backed Securities 5.5% 10/1/2055 (f)		350,500,000	352,252,500
Uniform Mortgage Backed Securities 5.5% 9/1/2055 (f)(u)		844,165,000	849,111,300
Uniform Mortgage Backed Securities 6% 10/1/2055 (f)		41,649,000	42,517,773
Uniform Mortgage Backed Securities 6% 9/1/2055 (f)(u)		108,866,000	111,230,439
Uniform Mortgage Backed Securities 6.5% 10/1/2055 (f)		8,326,000	8,623,263
Uniform Mortgage Backed Securities 6.5% 9/1/2055 (f)(u)		32,134,000	33,297,601
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $10,936,300,911)			10,857,998,440

U.S. Government Agency Obligations - 0.1%
	Principal Amount (a)	Value ($)
ISRAEL - 0.0%
Israel Government 5.5% 9/18/2033	2,685,000	2,873,298
UNITED STATES - 0.1%
Financials - 0.1%
Financial Services - 0.1%
Fannie Mae 0% 3/17/2031 (n)	515,000	412,204
Fannie Mae 0.875% 8/5/2030	125,000	109,250
Fannie Mae 6.625% 11/15/2030	1,290,000	1,463,128
Federal Farm Credit Banks Funding Corp 1.48% 11/26/2032	965,000	799,100
Federal Farm Credit Banks Funding Corp 1.77% 2/4/2031	815,000	728,555
Federal Farm Credit Banks Funding Corp 2.35% 3/10/2036	1,825,000	1,462,037
Federal Farm Credit Banks Funding Corp 2.46% 2/5/2035	765,000	643,595
Federal Home Loan Bank 1.25% 7/23/2030	3,890,000	3,443,300
Federal Home Loan Bank 1.5% 9/30/2033	2,000,000	1,597,301
Federal Home Loan Bank 1.75% 6/20/2031	810,000	716,572
Federal Home Loan Bank 2.09% 2/22/2036	1,760,000	1,380,818
Freddie Mac 1.22% 8/19/2030	1,530,000	1,349,901
Freddie Mac Non Gold Pool 6.25% 7/15/2032	400,000	455,431
Freddie Mac Non Gold Pool 6.75% 3/15/2031	2,560,000	2,934,414
		17,495,606
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Tennessee Valley Authority 0% 7/15/2034 (n)	230,000	149,803
Tennessee Valley Authority 1.5% 9/15/2031	565,000	488,414
Tennessee Valley Authority 2.875% 2/1/2027	1,060,000	1,047,552
Tennessee Valley Authority 3.875% 8/1/2030	1,915,000	1,923,758
Tennessee Valley Authority 5.25% 2/1/2055	1,440,000	1,393,570
Tennessee Valley Authority 5.25% 9/15/2039	150,000	156,896
Tennessee Valley Authority 7.125% 5/1/2030	390,000	445,061
		5,605,054
TOTAL UNITED STATES		23,100,660
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $25,831,802)		25,973,958

Commercial Paper - 0.8%
	Yield (%) (v)	Principal Amount (a)	Value ($)
AbbVie Inc 0% 9/19/2025	4.54	14,000,000	13,963,086
AES Corp/The 0% 9/17/2025	4.82	4,500,000	4,491,113
AES Corp/The 0% 9/23/2025	4.75	5,800,000	5,783,963
Air Lease Corp 0% 9/11/2025	4.79	7,879,000	7,865,496
Air Lease Corp 0% 9/12/2025	4.79	5,900,000	5,889,089
Air Lease Corp 0% 9/2/2025	4.85	1,400,000	1,399,268
Air Lease Corp 0% 9/3/2025	4.78	4,967,000	4,963,757
Alimentation Couche-Tard Inc 0% 10/1/2025	4.58	10,500,000	10,456,091
Alimentation Couche-Tard Inc 0% 9/11/2025	4.59	1,900,000	1,896,856
Alimentation Couche-Tard Inc 0% 9/3/2025	4.60	1,300,000	1,299,174
Alimentation Couche-Tard Inc 0% 9/4/2025	4.57	4,700,000	4,696,414
Alimentation Couche-Tard Inc 0% 9/9/2025	4.56	9,100,000	9,087,260
American Electric Power Co Inc 0% 9/19/2025	4.05	13,700,000	13,670,801
AMETEK Inc 0% 11/20/2025	4.63	13,100,000	12,964,158
Amrize Finance US LLC 0% 9/16/2025	4.57	3,200,000	3,192,775
AutoNation Inc 0% 9/2/2025	4.79	9,700,000	9,694,605
Bacardi-Martini BV yankee 0% 10/16/2025	4.82	4,400,000	4,371,488
Bacardi-Martini BV yankee 0% 10/9/2025	4.83	1,000,000	994,465
Bacardi-Martini BV yankee 0% 9/18/2025	4.96	1,700,000	1,695,431
Bacardi-Martini BV yankee 0% 9/25/2025	4.96	3,600,000	3,586,896
Bacardi-Martini BV yankee 0% 9/26/2025	4.96	5,100,000	5,080,739
Becton Dickinson & Co 0% 9/30/2025	4.55	5,500,000	5,478,046
Canadian Natural Resources Ltd yankee 0% 9/10/2025	4.87	14,000,000	13,978,047
Canadian Natural Resources Ltd yankee 0% 9/25/2025	4.71	2,900,000	2,889,762
Canadian Natural Resources Ltd yankee 0% 9/3/2025	4.86	2,500,000	2,498,388
Cigna Group/The 0% 9/9/2025	4.56	2,800,000	2,796,141
Enbridge US Inc 0% 10/17/2025	2.61	3,200,000	3,192,372
Enbridge US Inc 0% 9/24/2025	4.57	5,500,000	5,482,112
Enbridge US Inc 0% 9/29/2025	4.56	3,700,000	3,685,693
Eversource Energy 0% 9/22/2025	4.63	4,800,000	4,785,201
Eversource Energy 0% 9/24/2025	4.67	5,100,000	5,083,008
Eversource Energy 0% 9/25/2025	4.62	6,000,000	5,979,267
Eversource Energy 0% 9/8/2025	4.65	3,800,000	3,795,110
Fidelity National Information Services Inc 0% 9/12/2025	4.59	2,600,000	2,595,440
Fidelity National Information Services Inc 0% 9/16/2025	4.59	3,600,000	3,591,882
HCA Inc 0% 9/10/2025	4.87	3,600,000	3,594,178
HCA Inc 0% 9/11/2025	4.92	5,600,000	5,590,180
HCA Inc 0% 9/12/2025	4.87	2,700,000	2,694,896
HCA Inc 0% 9/15/2025	4.87	7,700,000	7,682,304
HCA Inc 0% 9/22/2025	4.87	14,000,000	13,954,635
HCA Inc 0% 9/3/2025	4.80	1,600,000	1,599,787
Jones Lang LaSalle Finance BV yankee 0% 9/4/2025	4.72	11,500,000	11,491,361
Keurig Dr Pepper Inc 0% 9/17/2025	4.62	8,100,000	8,080,698
Kinder Morgan Inc 0% 9/2/2025	4.55	9,200,000	9,195,101
L3Harris Technologies Inc 0% 9/9/2025	4.56	3,300,000	3,295,452
NextEra Energy Capital Holdings Inc 0% 10/20/2025	4.58	4,200,000	4,172,716
NextEra Energy Capital Holdings Inc 0% 9/26/2025	4.61	13,800,000	13,751,736
Oracle Corp 0% 9/19/2025	4.54	8,100,000	8,078,898
RTX Corp 0% 9/16/2025	4.57	7,400,000	7,383,202
RTX Corp 0% 9/9/2025	4.56	14,000,000	13,980,579
Southern California Edison Co 0% 9/18/2025	4.77	5,200,000	5,186,245
Southern California Edison Co 0% 9/19/2025	4.77	2,200,000	2,193,863
Southern California Edison Co 0% 9/8/2025	4.76	2,900,000	2,896,252
Targa Resources Corp 0% 9/18/2025	4.61	6,600,000	6,581,930
Targa Resources Corp 0% 9/4/2025	4.56	2,100,000	2,098,287
Targa Resources Corp 0% 9/5/2025	4.56	2,100,000	2,097,999
Targa Resources Corp 0% 9/9/2025	4.56	8,000,000	7,988,001
The Campbell's Company 0% 10/9/2025	4.59	4,000,000	3,979,078
Thermo Fisher Scientific Inc 0% 9/22/2025	4.55	7,700,000	7,676,862
Volkswagen Group of America Finance LLC 0% 9/9/2025	4.54	3,600,000	3,595,105
VW Credit Inc 0% 9/10/2025	4.68	5,900,000	5,890,992
VW Credit Inc 0% 9/8/2025	4.67	5,900,000	5,892,494
TOTAL COMMERCIAL PAPER (Cost $363,621,607)			363,496,225

U.S. Treasury Obligations - 13.1%
	Yield (%) (v)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/15/2026	4.22	50,000,000	49,266,716
US Treasury Bills 0% 10/16/2025 (Ab)	4.28	289,000	287,532
US Treasury Bills 0% 10/2/2025 (y)(Ab)	4.27 to 4.29	931,000	927,726
US Treasury Bills 0% 10/21/2025 (Ab)	4.25 to 4.27	4,173,000	4,149,414
US Treasury Bills 0% 10/7/2025 (Ab)	4.26	1,180,000	1,175,182
US Treasury Bills 0% 11/12/2025 (y)(Ab)	4.29 to 4.30	2,449,000	2,429,488
US Treasury Bills 0% 11/28/2025 (Ab)	4.11	830,000	821,880
US Treasury Bills 0% 12/16/2025 (Ab)	4.12	434,000	428,906
US Treasury Bills 0% 12/2/2025 (Ab)	4.17	515,000	509,765
US Treasury Bills 0% 12/9/2025 (Ab)	4.11 to 4.12	1,710,000	1,691,282
US Treasury Bills 0% 9/11/2025	4.29 to 4.30	1,845,000	1,843,045
US Treasury Bills 0% 9/9/2025	4.29	126,000	125,896
US Treasury Bonds 1.125% 5/15/2040	3.95 to 4.62	12,872,200	8,010,430
US Treasury Bonds 1.125% 8/15/2040	4.21 to 4.64	11,663,400	7,180,281
US Treasury Bonds 1.25% 5/15/2050	4.40 to 4.58	18,460,000	8,698,554
US Treasury Bonds 1.375% 11/15/2040	4.42 to 4.48	5,875,200	3,744,293
US Treasury Bonds 1.375% 8/15/2050	4.87	9,193,000	4,441,368
US Treasury Bonds 1.625% 11/15/2050	4.12 to 5.04	172,571,700	89,036,211
US Treasury Bonds 1.75% 8/15/2041	3.79 to 4.85	28,295,400	18,743,492
US Treasury Bonds 1.875% 11/15/2051	4.48 to 4.65	57,400	31,238
US Treasury Bonds 1.875% 2/15/2041	4.48	638,700	438,932
US Treasury Bonds 1.875% 2/15/2051	4.05 to 5.00	3,311,000	1,821,438
US Treasury Bonds 2% 11/15/2041	3.81 to 4.70	39,368,000	26,993,223
US Treasury Bonds 2% 2/15/2050	3.93 to 4.81	33,935,000	19,589,509
US Treasury Bonds 2% 8/15/2051	4.07 to 4.66	14,268,000	8,052,503
US Treasury Bonds 2.25% 2/15/2052	2.48 to 4.65	75,197,300	44,950,949
US Treasury Bonds 2.25% 5/15/2041	4.01 to 4.47	7,769,300	5,630,011
US Treasury Bonds 2.25% 8/15/2046	4.78 to 4.92	570,000	369,298
US Treasury Bonds 2.25% 8/15/2049	3.77 to 5.11	95,552,000	58,966,035
US Treasury Bonds 2.375% 2/15/2042	4.82 to 4.90	20,411,000	14,760,364
US Treasury Bonds 2.375% 5/15/2051	2.37 to 4.96	182,728,700	113,541,619
US Treasury Bonds 2.5% 2/15/2045	4.04 to 4.73	12,494,500	8,705,152
US Treasury Bonds 2.75% 11/15/2047	4.43 to 4.73	8,364,000	5,873,423
US Treasury Bonds 2.75% 8/15/2047	4.28 to 4.42	8,730,000	6,148,853
US Treasury Bonds 2.875% 5/15/2049	4.17 to 4.99	10,053,000	7,108,963
US Treasury Bonds 2.875% 5/15/2052	3.16 to 3.45	154,200,000	106,331,742
US Treasury Bonds 3% 11/15/2044	4.47 to 5.06	53,190,000	40,580,230
US Treasury Bonds 3% 2/15/2047	4.38 to 4.91	9,789,000	7,271,392
US Treasury Bonds 3% 2/15/2048	4.42 to 4.73	33,151,500	24,318,438
US Treasury Bonds 3% 5/15/2042	4.54 to 4.67	990,000	785,271
US Treasury Bonds 3% 5/15/2047	4.44 to 4.73	4,722,000	3,496,678
US Treasury Bonds 3% 8/15/2048	4.29 to 4.91	7,662,500	5,591,829
US Treasury Bonds 3% 8/15/2052	3.84 to 3.94	994,000	702,944
US Treasury Bonds 3.125% 11/15/2041	3.99 to 4.20	4,804,100	3,916,280
US Treasury Bonds 3.125% 5/15/2048	4.17 to 4.73	2,553,000	1,911,658
US Treasury Bonds 3.125% 8/15/2044	4.45 to 4.73	3,222,000	2,517,943
US Treasury Bonds 3.25% 5/15/2042	4.74 to 4.95	106,745,000	87,776,914
US Treasury Bonds 3.375% 11/15/2048 (y)(z)	4.19 to 4.88	22,847,000	17,828,692
US Treasury Bonds 3.375% 5/15/2044	5.03	3,476,000	2,832,261
US Treasury Bonds 3.625% 2/15/2053 (z)	4.39 to 5.06	90,616,000	72,531,737
US Treasury Bonds 3.625% 5/15/2053	4.31 to 4.78	1,500,000	1,199,355
US Treasury Bonds 3.625% 8/15/2043	4.01 to 4.87	27,943,200	23,832,493
US Treasury Bonds 3.75% 11/15/2043	4.02 to 4.25	3,648,600	3,159,032
US Treasury Bonds 3.75% 8/15/2041	4.45	353,000	314,611
US Treasury Bonds 3.875% 2/15/2043	4.34 to 4.66	10,713,000	9,519,086
US Treasury Bonds 4% 11/15/2042	3.84 to 4.51	8,455,700	7,660,005
US Treasury Bonds 4% 11/15/2052 (z)	3.91 to 5.14	163,000,000	139,887,110
US Treasury Bonds 4.125% 8/15/2044	4.23 to 4.63	12,770,600	11,600,793
US Treasury Bonds 4.125% 8/15/2053	4.36 to 5.01	78,159,600	68,453,765
US Treasury Bonds 4.25% 2/15/2054	4.53 to 4.81	47,785,000	42,752,642
US Treasury Bonds 4.25% 8/15/2054	4.47 to 4.62	101,653,000	90,947,668
US Treasury Bonds 4.375% 5/15/2041	3.90 to 4.56	3,420,100	3,297,057
US Treasury Bonds 4.5% 11/15/2054	4.60 to 4.95	46,980,100	43,854,822
US Treasury Bonds 4.5% 2/15/2044 (y)	4.94	1,940,000	1,859,520
US Treasury Bonds 4.5% 8/15/2039	4.23 to 4.52	4,348,000	4,317,088
US Treasury Bonds 4.625% 11/15/2044	4.59 to 4.97	29,715,000	28,825,871
US Treasury Bonds 4.625% 2/15/2055	4.73 to 4.84	31,058,000	29,602,156
US Treasury Bonds 4.625% 5/15/2044	4.66 to 4.78	11,940,000	11,614,449
US Treasury Bonds 4.625% 5/15/2054	4.52 to 5.01	73,311,000	69,843,046
US Treasury Bonds 4.75% 11/15/2043	4.56 to 4.95	20,234,000	20,046,677
US Treasury Bonds 4.75% 11/15/2053	4.40 to 4.81	34,730,000	33,761,359
US Treasury Bonds 4.75% 2/15/2041	4.88	3,424,700	3,452,258
US Treasury Bonds 4.75% 5/15/2055	4.94 to 5.08	44,539,000	43,328,096
US Treasury Bonds 4.75% 8/15/2045	4.73 to 4.74	47,165,000	47,216,587
US Treasury Bonds 4.75% 8/15/2055	4.82 to 4.94	182,436,000	177,533,034
US Treasury Bonds 5% 5/15/2045	4.84 to 4.99	16,079,000	16,347,821
US Treasury Bonds 6.25% 5/15/2030 (z)	4.41 to 4.46	2,860,000	3,173,483
US Treasury Bonds Inflation-Indexed 0.125% 2/15/2051 (y)	2.06 to 2.35	49,062,024	26,181,530
US Treasury Bonds Inflation-Indexed 0.125% 2/15/2052 (y)(z)	2.36 to 2.40	5,561,904	2,896,646
US Treasury Bonds Inflation-Indexed 2.125% 2/15/2054 (y)(z)	1.91 to 2.15	91,018,332	81,452,002
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2055	2.58 to 2.66	7,390,651	6,995,036
US Treasury Notes 0.375% 9/30/2027	4.15 to 4.50	4,571,000	4,277,099
US Treasury Notes 0.5% 10/31/2027	3.91 to 4.63	63,895,000	59,791,743
US Treasury Notes 0.5% 5/31/2027	4.15 to 4.53	15,788,000	14,952,346
US Treasury Notes 0.5% 8/31/2027	3.87 to 4.51	23,311,000	21,921,446
US Treasury Notes 0.625% 7/31/2026	4.20 to 4.66	1,664,000	1,615,653
US Treasury Notes 0.75% 4/30/2026	3.90 to 4.85	9,596,200	9,394,642
US Treasury Notes 0.75% 5/31/2026	3.91 to 4.85	19,455,000	18,998,719
US Treasury Notes 1.125% 10/31/2026 (z)	4.22 to 4.46	8,797,500	8,529,451
US Treasury Notes 1.125% 8/31/2028	3.83 to 4.23	2,715,000	2,526,223
US Treasury Notes 1.25% 11/30/2026	1.23 to 4.74	80,300,000	77,840,813
US Treasury Notes 1.25% 3/31/2028	3.90 to 4.22	2,036,400	1,919,943
US Treasury Notes 1.25% 5/31/2028	4.17 to 4.37	6,857,000	6,440,491
US Treasury Notes 1.25% 9/30/2028	4.20	3,299,000	3,075,287
US Treasury Notes 1.5% 11/30/2028	3.03 to 4.47	28,225,000	26,426,759
US Treasury Notes 1.5% 2/15/2030	4.13 to 4.38	4,824,000	4,401,146
US Treasury Notes 1.875% 2/28/2027	4.15 to 4.58	5,213,000	5,073,919
US Treasury Notes 2.25% 8/15/2027	3.88 to 4.19	10,019,000	9,758,350
US Treasury Notes 2.375% 3/31/2029	3.90 to 4.94	12,054,300	11,557,531
US Treasury Notes 2.75% 5/31/2029	3.78 to 4.34	64,460,000	62,506,056
US Treasury Notes 2.75% 7/31/2027	2.93 to 4.77	96,725,000	95,126,770
US Treasury Notes 2.75% 8/15/2032	4.44 to 4.53	52,358,000	48,613,176
US Treasury Notes 2.875% 4/30/2029	3.82 to 4.23	4,072,000	3,968,928
US Treasury Notes 2.875% 5/15/2028	2.00 to 3.99	93,050,000	91,338,025
US Treasury Notes 2.875% 5/15/2032	4.10 to 4.33	4,230,000	3,973,226
US Treasury Notes 3 month U.S. Treasury Bill + 0.159%, 4.3024% 7/31/2027 (b)(d)	4.30	198,100,000	198,050,707
US Treasury Notes 3.125% 8/31/2029	4.26 to 4.65	28,136,600	27,609,039
US Treasury Notes 3.25% 6/30/2029	4.18 to 4.68	3,150,100	3,107,647
US Treasury Notes 3.375% 5/15/2033	4.26 to 4.89	41,033,000	39,329,169
US Treasury Notes 3.375% 9/15/2027	3.88 to 3.92	9,780,000	9,734,156
US Treasury Notes 3.5% 1/31/2030	4.03	10,480,000	10,409,997
US Treasury Notes 3.5% 2/15/2033	3.37 to 4.32	193,100,000	187,171,228
US Treasury Notes 3.625% 5/31/2028	4.16 to 4.42	9,741,000	9,748,991
US Treasury Notes 3.625% 8/15/2028	3.64 to 3.68	92,950,000	93,073,449
US Treasury Notes 3.625% 8/31/2027	3.61 to 3.63	160,875,000	160,906,421
US Treasury Notes 3.625% 8/31/2030	3.67 to 3.72	291,038,000	290,151,242
US Treasury Notes 3.625% 9/30/2031	3.97 to 4.23	67,794,000	67,031,318
US Treasury Notes 3.75% 12/31/2030	4.10 to 4.29	36,000	36,012
US Treasury Notes 3.75% 4/15/2028	3.92	4,691,000	4,708,958
US Treasury Notes 3.75% 5/15/2028	4.03	701,000	703,910
US Treasury Notes 3.75% 6/30/2030	3.93 to 4.04	81,200,000	81,418,859
US Treasury Notes 3.75% 8/15/2027	3.89	6,790,000	6,803,527
US Treasury Notes 3.75% 8/31/2031	3.74 to 4.31	1,279,000	1,273,954
US Treasury Notes 3.875% 11/30/2027	4.14 to 4.82	10,522,000	10,580,775
US Treasury Notes 3.875% 3/15/2028	3.96	459,000	462,263
US Treasury Notes 3.875% 8/15/2033 (z)	4.05 to 4.91	54,671,000	54,098,663
US Treasury Notes 3.875% 8/15/2034	3.78 to 4.53	162,165,000	158,997,723
US Treasury Notes 3.875% 8/31/2032	3.92 to 3.94	67,620,000	67,408,688
US Treasury Notes 4% 1/31/2029	4.34	2,345,000	2,374,404
US Treasury Notes 4% 1/31/2031	4.08 to 4.29	125,000	126,483
US Treasury Notes 4% 2/29/2028	3.69	3,359,000	3,391,278
US Treasury Notes 4% 4/30/2032	4.18 to 4.29	21,375,000	21,498,574
US Treasury Notes 4% 6/30/2032	4.02 to 4.21	32,800,000	32,969,125
US Treasury Notes 4% 7/31/2030	4.20 to 4.29	130,000	131,711
US Treasury Notes 4% 7/31/2032	4.08 to 4.14	43,270,000	43,466,067
US Treasury Notes 4.125% 10/31/2027	4.14 to 4.83	2,393,000	2,417,958
US Treasury Notes 4.125% 10/31/2031 (y)(z)	4.17 to 4.26	53,100,000	53,911,020
US Treasury Notes 4.125% 11/15/2027	4.22 to 4.34	31,050,000	31,379,906
US Treasury Notes 4.125% 11/30/2029	4.40	800,000	814,656
US Treasury Notes 4.125% 11/30/2031	4.22 to 4.55	33,481,000	33,977,984
US Treasury Notes 4.125% 3/31/2029	4.61 to 4.67	10,900,000	11,085,215
US Treasury Notes 4.125% 3/31/2031	4.22 to 4.70	46,000	46,811
US Treasury Notes 4.125% 5/31/2032	4.24	1,399,000	1,416,636
US Treasury Notes 4.125% 7/31/2031	3.75 to 4.17	236,050,000	239,919,096
US Treasury Notes 4.25% 11/15/2034	4.31 to 4.75	373,109,500	375,558,031
US Treasury Notes 4.25% 11/30/2026	4.01	11,817,300	11,880,079
US Treasury Notes 4.25% 2/15/2028	3.81 to 4.29	19,703,000	20,002,765
US Treasury Notes 4.25% 2/28/2029	4.31	1,930,000	1,970,334
US Treasury Notes 4.25% 2/28/2031	3.61 to 4.57	61,620,000	63,105,138
US Treasury Notes 4.25% 5/15/2035	4.45 to 4.59	11,730,000	11,766,656
US Treasury Notes 4.25% 6/30/2031	4.06 to 4.42	8,392,400	8,586,146
US Treasury Notes 4.25% 8/15/2035	4.22 to 4.35	64,535,000	64,666,087
US Treasury Notes 4.375% 1/31/2032	4.47	600,000	616,781
US Treasury Notes 4.375% 12/15/2026	4.04	3,153,800	3,176,961
US Treasury Notes 4.375% 12/31/2029	4.60	800,000	822,656
US Treasury Notes 4.375% 7/15/2027	3.59 to 4.23	45,460,000	46,047,325
US Treasury Notes 4.375% 8/31/2028	3.81	12,335,000	12,607,719
US Treasury Notes 4.5% 11/15/2033	4.27 to 4.63	175,900,000	181,383,134
US Treasury Notes 4.5% 12/31/2031	4.10 to 4.50	54,889,600	56,832,177
US Treasury Notes 4.5% 5/15/2027	4.15 to 4.61	4,760,000	4,823,405
US Treasury Notes 4.5% 5/31/2029	3.90	17,722,300	18,258,123
US Treasury Notes 4.5% 7/15/2026	3.98 to 4.24	10,019,000	10,067,921
US Treasury Notes 4.625% 10/15/2026	4.15 to 5.01	34,854,000	35,156,250
US Treasury Notes 4.625% 2/15/2035	4.16 to 4.53	45,190,000	46,736,348
US Treasury Notes 4.625% 3/15/2026	3.71 to 4.28	7,341,000	7,367,038
US Treasury Notes 4.625% 4/30/2029	4.71 to 4.72	2,800,000	2,895,594
US Treasury Notes 4.625% 5/31/2031	3.92	3,320,000	3,460,711
US Treasury Notes 4.625% 6/15/2027	4.59	3,477,000	3,533,909
US Treasury Notes 4.625% 9/30/2028	4.19 to 4.85	95,000	97,838
US Treasury Notes 4.625% 9/30/2030	3.71 to 4.65	66,970,000	69,758,672
US Treasury Notes 4.75% 2/15/2045	4.67 to 4.96	21,980,000	21,653,734
US Treasury Notes 4.875% 10/31/2030	4.02 to 4.91	144,029,600	151,726,182
US Treasury Notes Inflation-Indexed 0.125% 10/15/2025 (z)	2.66 to 2.73	1,740,410	1,736,452
US Treasury Notes Inflation-Indexed 1.625% 4/15/2030	1.24	16,573,371	16,926,104
US Treasury Strip Coupon 0% 11/15/2033 (h)(n)	3.84 to 4.15	2,471,933	1,754,436
US Treasury Strip Coupon 0% 11/15/2041 (h)(n)	1.39 to 4.78	20,220,000	8,976,204
US Treasury Strip Coupon 0% 11/15/2042 (h)(n)	4.47	229,800	95,865
US Treasury Strip Coupon 0% 11/15/2043 (h)(n)	4.21 to 4.45	1,570,738	618,458
US Treasury Strip Coupon 0% 11/15/2045 (h)(n)	4.53	4,155,000	1,465,282
US Treasury Strip Coupon 0% 2/15/2042 (h)(n)	4.15 to 4.80	9,703,646	4,246,705
US Treasury Strip Coupon 0% 2/15/2045 (h)(n)	4.85 to 5.06	19,945,000	7,343,283
US Treasury Strip Coupon 0% 5/15/2031 (h)(n)(y)(z)	4.48 to 4.49	9,460,000	7,580,584
US Treasury Strip Coupon 0% 5/15/2039 (h)(n)	3.74 to 5.45	35,395,000	18,346,963
US Treasury Strip Coupon 0% 5/15/2040 (h)(n)	4.70	4,427,000	2,155,765
US Treasury Strip Coupon 0% 5/15/2041 (h)(n)	2.12 to 2.38	41,450,000	19,002,107
US Treasury Strip Coupon 0% 5/15/2042 (h)(n)	4.41	557,284	240,208
US Treasury Strip Coupon 0% 5/15/2044 (h)(n)	2.36 to 4.85	14,845,000	5,682,269
US Treasury Strip Coupon 0% 8/15/2039 (h)(n)	3.73 to 4.29	25,345,000	12,936,858
US Treasury Strip Coupon 0% 8/15/2040 (h)(n)	1.76 to 4.39	33,992,494	16,295,910
US Treasury Strip Coupon 0% 8/15/2041 (h)(n)	3.28 to 4.39	5,739,205	2,591,367
US Treasury Strip Coupon 0% 8/15/2042 (h)(n)	4.78	28,655,000	12,165,840
TOTAL U.S. TREASURY OBLIGATIONS (Cost $6,049,509,115)			5,890,301,814

Money Market Funds - 2.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (w)	4.36	173,161,770	173,196,403
Fidelity Investments Money Market Government Portfolio - Institutional Class (q)(x)	4.25	412,519,674	412,519,674
Fidelity Securities Lending Cash Central Fund (w)(u)	4.36	160,857,114	160,873,200
State Street Institutional U.S. Government Money Market Fund Premier Class (x)	4.23	539,256,538	539,256,538
TOTAL MONEY MARKET FUNDS (Cost $1,285,842,169)			1,285,845,815

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.0%
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.753% and receive annually a floating rate based on US SOFR Index, expiring November 2034	10/31/2029	7,700,000	284,782
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.01% and receive annually a floating rate based on US SOFR Index, expiring December 2034	12/20/2029	2,500,000	82,976
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.9025% and receive annually a floating rate based on US SOFR Index, expiring April 2036	4/14/2026	5,100,000	79,276
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.025% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/23/2030	13,900,000	490,008
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 4.075% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/24/2030	10,760,000	369,969
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.08% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/24/2030	6,340,000	217,324
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.03% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/25/2030	10,100,000	354,934
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.95% and receive annually a floating rate based on US SOFR Index, expiring May 2035	4/29/2030	4,640,000	170,124
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.065% and receive annually a floating rate based on US SOFR Index, expiring May 2035	5/2/2030	3,970,000	137,959
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.01% and receive annually a floating rate based on US SOFR Index, expiring May 2035	5/7/2030	6,510,000	233,090
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.9% and receive annually a floating rate based on US SOFR Index, expiring July 2036	7/8/2026	2,300,000	46,705
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.837% and receive annually a floating rate based on US SOFR Index, expiring July 2036	7/22/2026	7,140,000	165,342
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.146% and receive annually a floating rate based on US SOFR Index, expiring August 2035	7/30/2030	3,030,000	104,795
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.8% and receive annually a floating rate based on US SOFR Index, expiring August 2036	8/10/2026	16,240,000	413,347
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.804% and receive annually a floating rate based on US SOFR Index, expiring August 2036	8/25/2026	5,980,000	155,792

TOTAL PUT SWAPTIONS			3,306,423
Call Swaptions - 0.0%
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.753% and pay annually a floating rate based on US SOFR Index, expiring November 2034	10/31/2029	7,700,000	221,802
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 4.01% and pay annually a floating rate based on the US SOFR Index, expiring December 2034	12/20/2029	2,500,000	85,125
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.9025% and pay annually a floating rate based on US SOFR Index, expiring April 2036	4/14/2026	5,100,000	158,555
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.025% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/23/2030	13,900,000	475,375
Option on an interest rate swap with Morgan Stanley Capital Services LLC to receive annually a fixed rate of 4.075% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/24/2030	10,760,000	379,314
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.08% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/24/2030	6,340,000	224,061
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 4.03% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/25/2030	10,100,000	345,348
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.95% and pay annually a floating rate based on US SOFR Index, expiring May 2035	4/29/2030	4,640,000	151,180
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.065% and pay annually a floating rate based on US SOFR Index, expiring May 2035	5/2/2030	3,970,000	139,027
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.01% and pay annually a floating rate based on US SOFR Index, expiring May 2035	5/7/2030	6,510,000	220,633
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.9% and pay annually a floating rate based on US SOFR Index, expiring July 2036	7/8/2026	2,300,000	77,174
Option on an interest rate swap with JPMorgan Chase Bank NA to receive annually a fixed rate of 3.837% and pay annually a floating rate based on US SOFR Index, expiring July 2036	7/22/2026	7,140,000	220,393
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 4.33% and receive annually a floating rate based on US SOFR Index, expiring October 2035	10/14/2025	21,520,000	101,361
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 4.146% and pay anually a floating rate based on US SOFR Index, expiring August 2035	7/30/2030	3,030,000	109,922
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.8% and pay annually a floating rate based on US SOFR Index, expiring August 2036	8/10/2026	16,240,000	480,557
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.804% and pay annually a floating rate based on US SOFR Index, expiring August 2036	8/25/2026	5,980,000	179,744

TOTAL CALL SWAPTIONS			3,569,571
TOTAL PURCHASED SWAPTIONS (Cost $8,053,360)			6,875,994

Purchased Options - 0.0%
	Counterparty	Number of Contracts	Notional Amount($)(a)	Exercise Price ($)(a)	Expiration Date	Value ($)
Call Options
USD/SEK Cross Currency Contracts	Morgan Stanley Capital Services	2,602,000	2,602,000	10.13	10/14/2025	1,610
USD/SEK Cross Currency Contracts	Barclays Bank PLC	11,360,000	11,360,000	10.2	11/26/2025	19,667

						21,277
Put Options
AUD/USD Cross Currency Contracts	Goldman Sachs Bank USA	14,062,000	AUD 14,062,000	AUD 0.63	10/8/2025	9,349
Euro/USD Cross Currency Contracts	Morgan Stanley & Co International PLC	27,763,000	EUR 27,763,000	EUR 1.15	10/8/2025	74,451
Euro/USD Cross Currency Contracts	Barclays Bank PLC	28,623,000	EUR 28,623,000	EUR 1.13	10/10/2025	37,104
AUD/USD Cross Currency Contracts	Barclays Bank PLC	13,197,000	AUD 13,197,000	AUD 0.62	10/14/2025	9,372
Euro/USD Cross Currency Contracts	Goldman Sachs Bank USA	31,443,000	EUR 31,443,000	EUR 1.13	10/14/2025	40,744
Euro/USD Cross Currency Contracts	Morgan Stanley & Co International PLC	99,416,000	EUR 99,416,000	EUR 1.11	11/24/2025	128,874
Euro/USD Cross Currency Contracts	BNP Paribas SA	17,431,000	EUR 17,431,000	EUR 1.11	11/26/2025	23,441

						323,335
TOTAL PURCHASED OPTIONS (Cost $1,115,730)						344,612

TOTAL INVESTMENT IN SECURITIES - 116.9% (Cost $53,937,410,835)	52,416,076,266
NET OTHER ASSETS (LIABILITIES) - (16.9)%	(7,567,374,642)
NET ASSETS - 100.0%	44,848,701,624

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 2% 9/1/2055	(89,664,000)	(73,400,815)
Ginnie Mae II Pool 2.5% 9/1/2055	(36,000)	(30,665)
Ginnie Mae II Pool 3% 9/1/2055	(34,137,000)	(30,239,039)
Ginnie Mae II Pool 3% 9/1/2055	(11,800,000)	(10,739,547)
Ginnie Mae II Pool 4% 9/1/2055	(6,800,000)	(6,341,329)
Ginnie Mae II Pool 4.5% 9/1/2055	(2,300,000)	(2,214,485)
Ginnie Mae II Pool 5% 9/1/2055	(83,400,000)	(82,510,222)
Ginnie Mae II Pool 5.5% 9/1/2055	(122,550,000)	(123,454,088)
Ginnie Mae II Pool 6% 9/1/2055	(119,850,000)	(122,241,355)
Uniform Mortgage Backed Securities 2% 9/1/2040	(122,000)	(111,930)
Uniform Mortgage Backed Securities 2% 9/1/2055	(363,400,000)	(288,533,931)
Uniform Mortgage Backed Securities 2.5% 9/1/2040	(38,000)	(35,652)
Uniform Mortgage Backed Securities 2.5% 9/1/2055	(51,525,000)	(42,775,813)
Uniform Mortgage Backed Securities 3% 9/1/2040	(52,000)	(49,723)
Uniform Mortgage Backed Securities 3% 9/1/2055	(42,310,000)	(36,657,646)
Uniform Mortgage Backed Securities 3.5% 9/1/2040	(7,000)	(6,777)
Uniform Mortgage Backed Securities 3.5% 9/1/2055	(65,091,000)	(58,813,279)
Uniform Mortgage Backed Securities 4% 9/1/2040	(6,000)	(5,893)
Uniform Mortgage Backed Securities 4% 9/1/2055	(531,219,000)	(495,797,476)
Uniform Mortgage Backed Securities 4.5% 10/1/2055	(9,400,000)	(9,034,648)
Uniform Mortgage Backed Securities 4.5% 9/1/2055	(760,170,079)	(726,256,987)
Uniform Mortgage Backed Securities 5% 9/1/2040	(5,125,000)	(5,178,052)
Uniform Mortgage Backed Securities 5% 9/1/2055	(331,967,436)	(327,389,904)
Uniform Mortgage Backed Securities 5.5% 9/1/2055	(408,924,000)	(411,320,049)
Uniform Mortgage Backed Securities 6% 9/1/2055	(33,183,000)	(33,903,695)
Uniform Mortgage Backed Securities 6.5% 9/1/2055	(23,080,000)	(23,915,746)
Uniform Mortgage Backed Securities 4% 10/1/2055	(122,600,000)	(114,381,963)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(3,025,340,709)

TOTAL TBA SALE COMMITMENTS (Proceeds $3,007,962,272)		(3,025,340,709)

Written Swaptions
	Expiration Date	Notional Amount	Value ($)
Put Swaptions
Option on an interest rate swap with UBS AG/London to receive annually a fixed rate of 3.645% and pay annually a floating rate based on US SOFR Index, expiring September 2035	8/29/2025	2,100,000	0
Option on an interest rate swap with Goldman Sachs International to receive annually a fixed rate of 3.645% and pay annually a floating rate based on US SOFR Index, expiring August 2035	8/29/2025	3,800,000	0
Option on an interest rate swap with Barclays Bank PLC to receive annually a fixed rate of 3.68% and pay annually a floating rate based on US SOFR Index, expiring August 2325	8/29/2025	3,500,000	0
Option on an interest rate swap with Goldman Sachs Bank USA to receive semi-annually a fixed rate of 3.5725% and pay semi-annually a floating rate based on US SOFR Index, expiring September 2035	9/4/2035	3,500,000	(748)
Option on an interest rate swap with Goldman Sachs Bank USA to receive daily a fixed rate of 3.52% and pay daily a floating rate based on US SOFR Index, expiring September 2035	9/4/2025	3,700,000	(545)
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.523% and pay annually a floating rate based on US SOFR Index, expiring September 2035	9/9/2025	3,800,000	(1,865)
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.551% and pay annually a floating rate based on US SOFR Index, expiring September 2035	9/15/2025	3,800,000	(6,063)
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.598% and pay annually a floating rate based on US SOFR Index, expiring September 2035	9/22/2025	7,300,000	(25,242)
Option on an interest rate swap with Goldman Sachs International to receive annually a fixed rate of 3.597% and pay annually a floating rate based on US SOFR Index, expiring September 2035	9/26/2025	6,800,000	(26,671)
Option on an interest rate swap with Bank of America NA to receive a fixed rate of 3.55% and pay a floating rate based on United States Sofr Secured Overnight Finl Rate Indx, expiring September 2025	9/29/2025	7,700,000	(21,368)

TOTAL PUT SWAPTIONS			(82,502)
Call Swaptions
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.995% and pay annually a floating rate based on US SOFR Index, expiring August 2035	8/29/2025	3,800,000	0
Option on an interest rate swap with UBS AG/London to receive annually a fixed rate of 3.995% and pay annually a floating rate based on US SOFR Index, expiring September 2035	8/29/2025	2,100,000	0
Option on an interest rate swap with Barclays Bank PLC to receive annually a fixed rate of 3.98% and pay annually a floating rate based on US SOFR Index, expiring August 2325	8/29/2025	3,500,000	0
Option on an interest rate swap with Goldman Sachs International to receive annually a fixed rate of 3.8725% and pay annually a floating rate based on US SOFR Index, expiring September 2035	9/2/2025	3,500,000	(79)
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.87% and pay annually a floating rate based on US SOFR Index, expiring September 2035	9/4/2025	3,700,000	(361)
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.873% and pay annually a floating rate based on US SOFR Index, expiring September 2035	9/8/2025	3,800,000	(1,249)
Option on an interest rate swap with Goldman Sachs International to receive annually a fixed rate of 3.851% and pay annually a floating rate based on US SOFR Index, expiring September 2035	9/15/2025	3,800,000	(4,369)
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.898% and pay annually a floating rate based on US SOFR Index, expiring September 2035	9/22/2025	7,300,000	(8,767)
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.897% and pay annually a floating rate based on US SOFR Index, expiring September 2035	9/26/2025	6,800,000	(10,360)
Option on an interest rate swap with Bank of America NA to receive a fixed rate of 3.85% and pay a floating rate based on United States Sofr Secured Overnight Finl Rate Indx, expiring September 2025	9/29/2025	7,700,000	(21,368)

TOTAL CALL SWAPTIONS			(46,553)
TOTAL WRITTEN SWAPTIONS			(129,055)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
ASX 10Y Australia Treasury Bond Contracts (Australia)	16	9/15/2025	1,190,571	617	617
CBOT 10Y US Treasury Notes Contracts (United States)	9,414	12/19/2025	1,059,222,094	4,813,150	4,813,150
CBOT 10Y US Treasury Ultra Notes Contracts (United States)	2,296	12/19/2025	262,712,625	1,247,310	1,247,310
CBOT 2Y US Treasury Notes Contracts (United States)	4,206	12/31/2025	877,312,453	1,447,612	1,447,612
CBOT 5Y US Treasury Notes Contracts (United States)	2,568	12/31/2025	281,196,000	1,066,388	1,066,388
CBOT US Treasury Long Bond Contracts (United States)	745	12/19/2025	85,162,813	350,375	350,375
CBOT US Treasury Ultra Bond Contracts (United States)	2,090	12/19/2025	243,354,375	(1,146,203)	(1,146,203)
Eurex Euro-BTP Contracts (Germany)	35	9/8/2025	4,923,817	1,762	1,762
Eurex Euro-Bobl Contracts (Germany)	34	9/8/2025	4,672,159	7,784	7,784
Eurex Euro-Bund Contracts (Germany)	77	9/8/2025	11,670,162	(147,183)	(147,183)
ICE United Kingdom of Great Britain and Northern Ireland Contracts (United Kingdom)	145	12/29/2025	17,740,291	11,392	11,392
TME 10Y Canadian Bond Contacts (Canada)	359	12/18/2025	31,501,868	161,121	161,121

TOTAL PURCHASED					7,814,125

Sold

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	886	12/19/2025	99,688,844	(530,899)	(530,899)
CBOT 10Y US Treasury Ultra Notes Contracts (United States)	494	12/19/2025	56,524,406	(448,646)	(448,646)
CBOT 5Y US Treasury Notes Contracts (United States)	224	12/31/2025	24,528,000	(117,565)	(117,565)
CBOT US Treasury Ultra Bond Contracts (United States)	26	12/19/2025	3,027,375	(6,538)	(6,538)
Eurex 30Y Deutschland Contracts (Germany)	11	9/8/2025	1,466,540	80,594	80,594
Eurex Euro-Bobl Contracts (Germany)	38	12/8/2025	5,251,166	(19,437)	(19,437)
Eurex Euro-Bund Contracts (Germany)	28	12/8/2025	4,210,283	(16,869)	(16,869)
Eurex Euro-Buxl Contracts (Germany)	16	12/8/2025	2,123,415	(7,035)	(7,035)
Eurex Euro-Schatz Contracts (Germany)	8	12/8/2025	1,002,979	(882)	(882)
ICE United Kingdom of Great Britain and Northern Ireland Contracts (United Kingdom)	16	12/29/2025	1,957,549	(1,500)	(1,500)

TOTAL SOLD					(1,068,777)

TOTAL FUTURES CONTRACTS					6,745,348
The notional amount of futures purchased as a percentage of Net Assets is 6.4%
The notional amount of futures sold as a percentage of Net Assets is 0.4%

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
Chicago Board of Trade US Treasury Notes Contracts (United States)	Chicago Board of Trade	84	945,131,250	114.00	9/26/2025	(17,063)
Eurex Deutschland German Federal Republic Contracts (Germany)	Eurex Deutschland	54	694,062,000	129.50	9/26/2025	(22,743)
Eurex Deutschland German Federal Republic Contracts (Germany)	Eurex Deutschland	28	359,884,000	130.50	9/26/2025	(5,569)

						(45,375)
Put Options
Chicago Board of Trade US Treasury Notes Contracts (United States)	Chicago Board of Trade	84	945,131,250	110.50	9/26/2025	(6,563)
Eurex Deutschland German Federal Republic Contracts (Germany)	Eurex Deutschland	28	359,884,000	127.50	9/26/2025	(10,810)
Eurex Deutschland German Federal Republic Contracts (Germany)	Eurex Deutschland	54	694,062,000	127.00	9/26/2025	(13,267)

						(30,640)
TOTAL WRITTEN OPTIONS						(76,015)

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

AUD	19,507,000	USD	12,743,533	BNP Paribas SA	9/2/2025	22,823
BRL	6,070,217	USD	1,081,439	BTIG LLC (GB)	9/17/2025	34,086
BRL	28,589,000	USD	5,115,501	Societe Generale SA	9/17/2025	138,306
BRL	15,200,000	USD	2,742,865	BNP Paribas SA	10/2/2025	39,553
BRL	15,200,000	USD	2,772,862	BNP Paribas SA	10/2/2025	9,556
BRL	24,300,000	USD	4,448,024	BNP Paribas SA	10/2/2025	184
BRL	60,100,000	USD	10,845,830	Goldman Sachs Bank USA	10/2/2025	155,704
BRL	89,260,012	USD	15,829,892	Goldman Sachs Bank USA	10/2/2025	509,494
BRL	60,000,000	USD	10,863,563	Goldman Sachs Bank USA	10/2/2025	119,666
CAD	18,274	USD	13,280	Barclays Bank PLC	9/2/2025	26
CAD	34,120,381	USD	24,655,165	JPMorgan Chase Bank NA	9/2/2025	189,471
CAD	30,942	USD	22,341	UBS AG	9/2/2025	190
EUR	1,125,000	USD	1,314,402	BNP Paribas SA	9/2/2025	1,736
EUR	61,165,501	USD	71,643,151	Barclays Bank PLC	9/2/2025	(85,632)
EUR	169,400,000	USD	197,737,232	JPMorgan Chase Bank NA	9/2/2025	443,829
EUR	2,808,000	USD	3,255,558	Morgan Stanley	9/2/2025	29,521
EUR	190,000	USD	218,777	Bank of America NA	9/17/2025	3,704
EUR	5,963,000	USD	6,981,418	JPMorgan Chase Bank NA	9/17/2025	974
EUR	5,532,000	USD	6,503,407	JPMorgan Chase Bank NA	9/17/2025	(25,696)
EUR	133,000	USD	155,395	BNP Paribas SA	10/3/2025	502
EUR	195,000	USD	227,977	BNP Paribas SA	10/3/2025	594
EUR	1,983,000	USD	2,294,519	Goldman Sachs Bank USA	10/3/2025	29,866
EUR	652,000	USD	762,283	JPMorgan Chase Bank NA	10/3/2025	1,963
EUR	123,000	USD	144,019	Royal Bank of Canada	10/3/2025	157
EUR	437,000	USD	511,029	Royal Bank of Canada	10/3/2025	1,203
EUR	331,827	USD	386,967	BTIG LLC (GB)	10/10/2025	2,164
EUR	1,030,586	USD	1,215,449	BTIG LLC (GB)	10/10/2025	(6,889)
GBP	5,170,993	USD	6,982,212	JPMorgan Chase Bank NA	9/2/2025	6,902
GBP	16,605,173	USD	22,376,383	State Street Bank & Trust Co	9/2/2025	67,168
GBP	3,591,000	USD	4,919,105	Societe Generale SA	9/17/2025	(64,861)
GBP	436,000	USD	589,454	Bank of America NA	10/3/2025	12
GBP	155,000	USD	210,129	JPMorgan Chase Bank NA	10/3/2025	(571)
GBP	18,000	USD	24,211	JPMorgan Chase Bank NA	10/3/2025	125
JPY	261,891,710	USD	1,771,824	BNP Paribas SA	9/2/2025	10,298
JPY	226,277,615	USD	1,534,382	Bank of America NA	9/2/2025	5,393
JPY	273,270,234	USD	1,833,331	Bank of America NA	9/2/2025	26,220
JPY	321,511,270	USD	2,191,315	Bank of America NA	10/2/2025	3,556
JPY	174,230,074	USD	1,187,007	Barclays Bank PLC	10/2/2025	2,415
JPY	54,432,839	USD	370,590	Barclays Bank PLC	10/2/2025	1,008
JPY	208,766,337	USD	1,414,801	Morgan Stanley	10/2/2025	10,390
MXN	11,356,000	USD	609,362	Bank of America NA	9/17/2025	(1,835)
MXN	174,842,796	USD	9,019,373	UBS AG	9/17/2025	334,424
MXN	51,396,000	USD	2,654,807	Goldman Sachs Bank USA	12/17/2025	68,346
MXN	52,000,878	USD	2,727,872	UBS AG	12/17/2025	27,330
SGD	918,215	USD	714,887	BNP Paribas SA	9/2/2025	735
SGD	490,355	USD	380,563	Bank of America NA	9/2/2025	1,602
TRY	498,964,215	USD	11,862,589	JPMorgan Chase Bank NA	9/3/2025	263,645
TRY	26,849,792	USD	638,354	Barclays Bank PLC	9/5/2025	13,027
TRY	30,851,223	USD	731,245	Barclays Bank PLC	9/10/2025	13,921
TRY	62,643,464	USD	1,485,111	Barclays Bank PLC	9/12/2025	25,277
TRY	44,316,523	USD	1,047,251	Barclays Bank PLC	9/17/2025	16,533
TRY	178,715,995	USD	4,223,267	Barclays Bank PLC	9/18/2025	62,860
TRY	242,888,199	USD	5,742,717	Barclays Bank PLC	9/19/2025	77,266
TRY	39,815,641	USD	939,491	JPMorgan Chase Bank NA	9/23/2025	11,157
TRY	200,502,154	USD	4,727,375	Barclays Bank PLC	9/25/2025	51,314
TRY	124,605,676	USD	2,932,071	JPMorgan Chase Bank NA	9/29/2025	27,101
TRY	82,854,399	USD	1,949,745	Barclays Bank PLC	10/1/2025	14,372
TRY	85,404,329	USD	2,006,916	Barclays Bank PLC	10/3/2025	14,005
TRY	4,833,570	USD	112,810	Barclays Bank PLC	10/10/2025	862
TRY	9,566,625	USD	222,537	Barclays Bank PLC	10/14/2025	1,648
TRY	2,437,993	USD	56,405	Barclays Bank PLC	10/20/2025	423
TRY	4,904,710	USD	112,809	Barclays Bank PLC	10/27/2025	801
TRY	4,904,935	USD	112,809	Barclays Bank PLC	10/27/2025	806
USD	12,725,099	AUD	19,507,000	BNP Paribas SA	9/2/2025	(41,257)
USD	12,750,234	AUD	19,507,000	BNP Paribas SA	10/2/2025	(22,619)
USD	675,512	AUD	1,027,000	Citibank NA	10/3/2025	3,038
USD	351,431	AUD	534,797	BTIG LLC (GB)	10/10/2025	1,209
USD	6,070,217	BRL	34,392,573	JPMorgan Chase Bank NA	9/17/2025	(250,115)
USD	179,477	BRL	1,100,000	BNP Paribas SA	10/2/2025	(21,883)
USD	52,325,043	BRL	321,900,000	Goldman Sachs Bank USA	10/2/2025	(6,599,982)
USD	3,281,472	BRL	20,100,000	Goldman Sachs Bank USA	10/2/2025	(397,910)
USD	20,753,793	BRL	127,200,000	Morgan Stanley	10/2/2025	(2,530,652)
USD	2,828,953	BRL	16,200,000	BNP Paribas SA	4/2/2026	(35,313)
USD	2,800,007	BRL	16,200,000	BNP Paribas SA	4/2/2026	(64,259)
USD	4,556,567	BRL	26,000,000	BNP Paribas SA	4/2/2026	(40,402)
USD	11,114,376	BRL	64,300,000	Goldman Sachs Bank USA	4/2/2026	(254,283)
USD	11,133,511	BRL	64,200,000	Goldman Sachs Bank USA	4/2/2026	(217,468)
USD	24,562	CAD	33,848	JPMorgan Chase Bank NA	9/2/2025	(85)
USD	24,924,807	CAD	34,135,745	State Street Bank & Trust Co	9/2/2025	68,984
USD	13,280	CAD	18,248	Barclays Bank PLC	10/2/2025	(26)
USD	24,655,165	CAD	34,071,810	JPMorgan Chase Bank NA	10/2/2025	(188,766)
USD	22,341	CAD	30,898	UBS AG	10/2/2025	(189)
USD	86,574	CAD	118,000	BNP Paribas SA	10/3/2025	529
USD	85,612	CAD	118,000	JPMorgan Chase Bank NA	10/3/2025	(434)
USD	810,601	CAD	1,096,000	JPMorgan Chase Bank NA	10/3/2025	11,399
USD	3,224,062	EUR	2,755,630	BNP Paribas SA	9/2/2025	250
USD	68,624,004	EUR	58,409,870	BTIG LLC (GB)	9/2/2025	290,297
USD	201,110,827	EUR	173,333,000	JPMorgan Chase Bank NA	9/2/2025	(1,671,451)
USD	1,728,417	EUR	1,463,000	Deutsche Bank AG	9/17/2025	15,313
USD	14,038	EUR	12,000	Deutsche Bank AG	9/17/2025	(13)
USD	245,404	EUR	209,000	Deutsche Bank AG	9/17/2025	675
USD	213,385	EUR	180,000	Deutsche Bank AG	9/17/2025	2,614
USD	16,470	EUR	14,000	Deutsche Bank AG	9/17/2025	77
USD	538,491	EUR	458,000	Deutsche Bank AG	9/17/2025	2,195
USD	200,425	EUR	172,000	Deutsche Bank AG	9/17/2025	(979)
USD	233,738	EUR	199,000	Deutsche Bank AG	9/17/2025	718
USD	1,740,141	EUR	1,500,000	Deutsche Bank AG	9/17/2025	(16,289)
USD	367,807	EUR	315,000	Deutsche Bank AG	9/17/2025	(1,043)
USD	8,490,274	EUR	7,300,000	JPMorgan Chase Bank NA	9/17/2025	(57,682)
USD	16,654,394	EUR	14,302,000	JPMorgan Chase Bank NA	9/17/2025	(92,573)
USD	2,519,933	EUR	2,164,000	JPMorgan Chase Bank NA	9/17/2025	(14,009)
USD	71,781,997	EUR	61,165,501	Barclays Bank PLC	10/2/2025	91,087
USD	198,119,280	EUR	169,400,000	JPMorgan Chase Bank NA	10/2/2025	(431,209)
USD	325,248	EUR	280,000	BNP Paribas SA	10/3/2025	(2,956)
USD	91,637,566	EUR	77,452,000	BNP Paribas SA	10/3/2025	851,739
USD	80,175	EUR	69,000	Bank of America NA	10/3/2025	(704)
USD	591,786	EUR	500,000	Bank of America NA	10/3/2025	5,708
USD	770,783	EUR	659,000	Bank of America NA	10/3/2025	(1,668)
USD	268,234	EUR	231,000	Goldman Sachs Bank USA	10/3/2025	(2,534)
USD	2,968,931	EUR	2,584,000	JPMorgan Chase Bank NA	10/3/2025	(59,920)
USD	448,641	EUR	381,000	JPMorgan Chase Bank NA	10/3/2025	2,049
USD	208,803	EUR	176,427	BTIG LLC (GB)	10/10/2025	1,909
USD	354,038	EUR	302,268	BTIG LLC (GB)	10/10/2025	(429)
USD	414,028	EUR	354,277	BTIG LLC (GB)	10/10/2025	(1,431)
USD	703,680	EUR	603,396	BTIG LLC (GB)	10/10/2025	(3,918)
USD	28,662,598	EUR	24,339,119	BTIG LLC (GB)	10/10/2025	120,286
USD	6,253,114	GBP	4,650,393	BTIG LLC (GB)	9/2/2025	(32,357)
USD	582,531	GBP	431,000	Bank of America NA	9/2/2025	(9)
USD	691,223	GBP	520,600	Bank of America NA	9/2/2025	(12,420)
USD	22,298,787	GBP	16,605,173	JPMorgan Chase Bank NA	9/2/2025	(144,764)
USD	2,682,687	GBP	1,975,000	Deutsche Bank AG	9/17/2025	12,920
USD	124,001	GBP	92,000	Deutsche Bank AG	9/17/2025	(363)
USD	1,354,887	GBP	1,013,000	Deutsche Bank AG	9/17/2025	(14,466)
USD	228,153	GBP	171,000	Deutsche Bank AG	9/17/2025	(3,002)
USD	192,232	GBP	140,000	JPMorgan Chase Bank NA	9/17/2025	2,982
USD	135,145	GBP	99,000	JPMorgan Chase Bank NA	9/17/2025	1,319
USD	5,030,964	GBP	3,717,000	Morgan Stanley & Co International PLC	9/17/2025	6,395
USD	7,066,498	GBP	5,196,600	Morgan Stanley & Co International PLC	9/17/2025	41,835
USD	270,970	GBP	199,202	Morgan Stanley & Co International PLC	9/17/2025	1,692
USD	6,984,104	GBP	5,170,993	JPMorgan Chase Bank NA	10/2/2025	(6,945)
USD	22,382,378	GBP	16,605,173	State Street Bank & Trust Co	10/2/2025	(67,385)
USD	25,223,897	GBP	18,476,000	BNP Paribas SA	10/3/2025	244,586
USD	571,728	GBP	426,000	JPMorgan Chase Bank NA	10/3/2025	(4,218)
USD	197,385	GBP	145,579	BTIG LLC (GB)	10/10/2025	557
USD	691,838	GBP	515,187	BTIG LLC (GB)	10/10/2025	(4,714)
USD	2,442,363	GBP	1,809,773	BTIG LLC (GB)	10/10/2025	(4,517)
USD	304,229	GBP	226,613	BTIG LLC (GB)	10/10/2025	(2,161)
USD	1,983,918	GBP	1,496,235	CITIBANK INTERNATIONAL	10/10/2025	(39,047)
USD	1,317	INR	115,623	JPMorgan Chase Bank NA	9/17/2025	6
USD	1,348	INR	118,419	JPMorgan Chase Bank NA	9/17/2025	5
USD	1,349	INR	118,659	JPMorgan Chase Bank NA	9/17/2025	3
USD	2,191,315	JPY	322,583,481	Bank of America NA	9/2/2025	(3,802)
USD	1,187,007	JPY	174,810,520	Barclays Bank PLC	9/2/2025	(2,544)
USD	370,590	JPY	54,613,917	Barclays Bank PLC	9/2/2025	(1,047)
USD	1,414,801	JPY	209,461,288	Morgan Stanley	9/2/2025	(10,542)
USD	214,441	JPY	30,583,000	JPMorgan Chase Bank NA	9/17/2025	6,006
USD	5,468,888	JPY	777,065,276	JPMorgan Chase Bank NA	9/17/2025	172,886
USD	643,491	JPY	92,400,000	JPMorgan Chase Bank NA	10/3/2025	12,631
USD	1,923,000	PEN	6,809,343	Deutsche Bank AG	9/17/2025	(3,837)
USD	458,340	SGD	585,488	Bank of America NA	9/2/2025	2,033
USD	220,238	SGD	282,877	Barclays Bank PLC	9/2/2025	(226)
USD	417,575	SGD	539,905	State Street Bank & Trust Co	9/2/2025	(3,206)
USD	714,887	SGD	915,995	BNP Paribas SA	10/2/2025	(720)
USD	380,563	SGD	489,191	Bank of America NA	10/2/2025	(1,609)
USD	980,325	TWD	29,154,866	BNP Paribas SA	10/20/2025	22,884
USD	3,601,049	TWD	107,390,477	BNP Paribas SA	10/20/2025	74,363
USD	2,466,647	ZAR	43,794,000	JPMorgan Chase Bank NA	9/17/2025	(13,671)
ZAR	42,435,448	USD	2,403,798	Barclays Bank PLC	10/20/2025	(6,014)
ZAR	37,174,094	USD	2,109,348	Barclays Bank PLC	10/20/2025	(8,853)
ZAR	17,948,295	USD	1,014,673	JPMorgan Chase Bank NA	10/20/2025	(517)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(8,633,498)
Unrealized Appreciation						4,969,393
Unrealized Depreciation						(13,602,891)

Credit Default Swaps
Underlying Reference	Rating(2)	Maturity Date	Clearinghouse / Counterparty(4)	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(1)		Value ($)(2)	Upfront Premium Received/ (Paid) ($)(5)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX AAA Series 13 Index		12/16/2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		9,000,000	(32,047)	(140,234)	(172,281)
CMBX AAA Series 13 Index		12/16/2072	Citigroup Global Markets Ltd	(0.5%)	Monthly		720,000	(2,564)	(6,288)	(8,852)
CMBX AAA Series 13 Index		12/16/2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		6,000,000	(21,365)	(38,970)	(60,335)
CMBX AAA Series 13 Index		12/16/2072	Citigroup Global Markets Ltd	(0.5%)	Monthly		2,140,000	(7,620)	(22,389)	(30,009)
CMBX BBB- Series 16 Index		4/17/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		180,000	28,784	(44,152)	(15,368)
CMBX BBB- Series 16 Index		4/17/2065	Goldman Sachs & Co LLC	(3%)	Monthly		20,000	3,198	(5,100)	(1,902)
CMBX BBB- Series 16 Index		4/17/2065	Citigroup Global Markets Ltd	(3%)	Monthly		170,000	27,185	(43,371)	(16,186)
CMBX BBB- Series 16 Index		4/17/2065	JPMorgan Securities LLC	(3%)	Monthly		20,000	3,198	(5,545)	(2,347)
CMBX BBB- Series 16 Index		4/17/2065	Goldman Sachs & Co LLC	(3%)	Monthly		50,000	7,995	(14,003)	(6,008)
CMBX BBB- Series 16 Index		4/17/2065	Citigroup Global Markets Ltd	(3%)	Monthly		140,000	22,387	(40,918)	(18,531)
CMBX BBB- Series 16 Index		4/17/2065	JPMorgan Securities LLC	(3%)	Monthly		370,000	59,166	(108,614)	(49,448)
CMBX BBB- Series 16 Index		4/17/2065	JPMorgan Securities LLC	(3%)	Monthly		120,000	19,189	(30,749)	(11,560)
CMBX BBB- Series 16 Index		4/17/2065	Goldman Sachs & Co LLC	(3%)	Monthly		180,000	28,784	(42,719)	(13,935)
CMBX BBB- Series 16 Index		4/17/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		70,000	11,194	(16,783)	(5,589)
CMBX BBB- Series 16 Index		4/17/2065	Citigroup Global Markets Ltd	(3%)	Monthly		140,000	22,387	(30,303)	(7,916)
CMBX BBB- Series 16 Index		4/17/2065	Goldman Sachs & Co LLC	(3%)	Monthly		180,000	28,784	(44,694)	(15,910)
CMBX BBB- Series 16 Index		4/17/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		220,000	35,180	(50,458)	(15,278)
CMBX BBB- Series 16 Index		4/17/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		150,000	23,986	(33,479)	(9,493)
CMBX BBB- Series 16 Index		4/17/2065	Goldman Sachs & Co LLC	(3%)	Monthly		100,000	15,991	(18,819)	(2,828)
CMBX BBB- Series 16 Index		4/17/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		190,000	30,383	(31,046)	(663)
American Express Co 4.05% 5/3/2029		12/20/2029	Goldman Sachs International	(1%)	Quarterly		540,000	(17,097)	14,159	(2,938)
American Electric Power Co Inc 3.2% 11/13/2027		12/20/2029	Bank of America NA	(1%)	Quarterly		1,267,000	(38,601)	32,713	(5,888)
Dominion Energy Inc 4.25% 6/1/2028		12/20/2029	Goldman Sachs International	(1%)	Quarterly		734,000	(21,194)	18,452	(2,742)
CMBX BBB Series 15 Index		11/18/2064	Citigroup Global Markets Ltd	(3%)	Monthly		100,000	14,122	(14,696)	(574)
CMBX BBB- Series 16 Index		4/17/2065	Goldman Sachs & Co LLC	(3%)	Monthly		100,000	15,991	(15,268)	723
CMBX BBB Series 15 Index		11/18/2064	Citigroup Global Markets Ltd	(3%)	Monthly		600,000	84,730	(89,409)	(4,679)
CMBX BBB- Series 18 Index		12/17/2057	Goldman Sachs & Co LLC	(3%)	Monthly		300,000	19,940	(11,982)	7,958
CMBX AAA Series 18 Index		12/17/2057	Citigroup Global Markets Ltd	(0.5%)	Monthly		400,000	(267)	204	(63)
CMBX AAA Series 18 Index		12/17/2057	Citigroup Global Markets Ltd	(0.5%)	Monthly		200,000	(134)	114	(20)
CMBX BBB- Series 18 Index		12/17/2057	Goldman Sachs & Co LLC	(3%)	Monthly		800,000	53,173	(30,411)	22,762
CMBX BBB- Series 18 Index		12/17/2057	Citigroup Global Markets Ltd	(3%)	Monthly		400,000	26,587	(15,643)	10,944
CMBX BBB- Series 18 Index		12/17/2057	Goldman Sachs & Co LLC	(3%)	Monthly		200,000	13,293	(7,705)	5,588
CMBX BBB- Series 18 Index		12/17/2057	Morgan Stanley Capital Services LLC	(3%)	Monthly		100,000	6,647	(3,853)	2,794
CMBX BBB- Series 18 Index		12/17/2057	Citigroup Global Markets Ltd	(3%)	Monthly		900,000	59,820	(32,577)	27,243
CMBX BB Series 18 Index		12/17/2057	JPMorgan Securities LLC	(5%)	Monthly		100,000	11,793	(6,625)	5,168
CMBX BBB- Series 18 Index		12/17/2057	JPMorgan Securities LLC	(3%)	Monthly		200,000	13,293	(9,864)	3,429
CMBX BBB Series 15 Index		11/18/2064	Citigroup Global Markets Ltd	(3%)	Monthly		300,000	42,365	(47,824)	(5,459)
CMBX BBB- Series 18 Index		12/17/2057	Goldman Sachs & Co LLC	(3%)	Monthly		1,100,000	73,113	(116,879)	(43,766)
CMBX BB Series 18 Index		12/17/2057	Goldman Sachs & Co LLC	(5%)	Monthly		600,000	70,758	(89,004)	(18,246)
CMBX BB Series 18 Index		12/17/2057	Morgan Stanley Capital Services LLC	(5%)	Monthly		200,000	23,586	(29,295)	(5,709)
BMW Finance NV 0.75% 7/13/2026		6/20/2030	BNP Paribas SA	(1%)	Quarterly	EUR	2,400,000	(64,848)	44,636	(20,212)
Generali 4.125% 5/4/2026		6/20/2030	BNP Paribas SA	(1%)	Quarterly	EUR	1,150,000	(9,951)	(4,017)	(13,968)
UniCredit SpA 5.375% 4/16/2034		6/20/2030	Goldman Sachs Bank USA	(1%)	Quarterly	EUR	1,000,000	(464)	(9,200)	(9,664)
Societe Generale SA 5.25% 9/6/2032		6/20/2030	BNP Paribas SA	(1%)	Quarterly	EUR	1,000,000	9,732	(7,963)	1,769
Intesa Sanpaolo SpA 6.184% 2/20/2034		6/20/2030	JPMorgan Chase Bank NA	(1%)	Quarterly	EUR	1,050,000	(5,470)	(6,800)	(12,270)
Deutsche Bank AG 5.625% 5/19/2031		6/20/2030	BNP Paribas SA	(1%)	Quarterly	EUR	850,000	10,478	(20,927)	(10,449)
CMBX AAA Series 18 Index		12/17/2057	Citigroup Global Markets Ltd	(0.5%)	Monthly		3,500,000	(2,336)	(6,496)	(8,832)
CMBX BBB- Series 18 Index		12/17/2057	Citigroup Global Markets Ltd	(3%)	Monthly		100,000	6,647	(7,421)	(774)
CMBX BBB- Series 17 Index		12/15/2056	Citigroup Global Markets Ltd	(3%)	Monthly		100,000	12,610	(13,130)	(520)
CMBX AAA Series 18 Index		12/17/2057	Citigroup Global Markets Ltd	(0.5%)	Monthly		5,100,000	(3,404)	4,934	1,530
Aviva PLC 6.125% 11/14/2036		12/20/2030	Citibank NA	(1%)	Quarterly	EUR	1,150,000	(1,268)	331	(937)
Commerzbank AG 4% 12/5/2030		12/20/2030	JPMorgan Chase Bank NA	(1%)	Quarterly	EUR	1,000,000	13,992	(12,567)	1,425
Heidelberg Materials AG 3.75% 5/31/2032		12/20/2030	JPMorgan Chase Bank NA	(5%)	Quarterly	EUR	1,170,000	(302,154)	286,911	(15,243)
Allianz SE 2.121% 7/8/2050		12/20/2030	BNP Paribas SA	(1%)	Quarterly	EUR	1,500,000	(20,536)	17,792	(2,744)
5Y CDX NA IG Series 44 Index		6/20/2030	ICE	(1%)	Quarterly		48,550,000	(352,143)	0	(352,143)

TOTAL BUY PROTECTION								46,998	(957,944)	(910,946)
Sell Protection
CMBX AAA Series 13 Index	NR	12/16/2072	Morgan Stanley Capital Services LLC	0.5%	Monthly		7,030,000	25,032	155,207	180,239
CMBX AAA Series 13 Index	NR	12/16/2072	Morgan Stanley Capital Services LLC	0.5%	Monthly		10,830,000	38,563	245,895	284,458
CMBX AAA Series 12 Index	NR	8/17/2061	JPMorgan Securities LLC	0.5%	Monthly		1,000,000	5,111	4,207	9,318
CMBX AAA Series 17 Index	NR	12/15/2056	Goldman Sachs & Co LLC	0.5%	Monthly		300,000	(4,027)	6,563	2,536
CMBX AAA Series 17 Index	NR	12/15/2056	Goldman Sachs & Co LLC	0.5%	Monthly		2,400,000	(32,213)	58,469	26,256
CMBX AAA Series 17 Index	NR	12/15/2056	Citigroup Global Markets Ltd	0.5%	Monthly		600,000	(8,053)	14,514	6,461
CMBX AAA Series 17 Index	NR	12/15/2056	Citigroup Global Markets Ltd	0.5%	Monthly		300,000	(4,027)	7,304	3,277
CMBX AAA Series 17 Index	NR	12/15/2056	Goldman Sachs & Co LLC	0.5%	Monthly		900,000	(12,080)	23,373	11,293
CMBX AAA Series 17 Index	NR	12/15/2056	Citigroup Global Markets Ltd	0.5%	Monthly		400,000	(5,369)	8,107	2,738
CMBX AAA Series 17 Index	NR	12/15/2056	Morgan Stanley Capital Services LLC	0.5%	Monthly		900,000	(12,080)	18,450	6,370
CMBX AAA Series 17 Index	NR	12/15/2056	Citigroup Global Markets Ltd	0.5%	Monthly		1,700,000	(22,817)	34,637	11,820
CMBX AAA Series 17 Index	NR	12/15/2056	Citigroup Global Markets Ltd	0.5%	Monthly		600,000	(8,053)	9,383	1,330
CMBX AAA Series 17 Index	NR	12/15/2056	Citigroup Global Markets Ltd	0.5%	Monthly		1,000,000	(13,422)	15,639	2,217
CMBX AAA Series 17 Index	NR	12/15/2056	Citigroup Global Markets Ltd	0.5%	Monthly		1,800,000	(24,160)	24,021	(139)
CMBX AAA Series 17 Index	NR	12/15/2056	Citigroup Global Markets Ltd	0.5%	Monthly		1,500,000	(20,133)	19,235	(898)
CMBX AAA Series 17 Index	NR	12/15/2056	Citigroup Global Markets Ltd	0.5%	Monthly		1,900,000	(25,502)	25,157	(345)
PacifiCorp 3.3% 3/15/2051	A3	9/29/2027	JPMorgan Chase Bank NA	0.130164%	Monthly		465,000	(361)	49	(312)
CMBX AAA Series 17 Index	NR	12/15/2056	Morgan Stanley Capital Services LLC	0.5%	Monthly		2,400,000	(32,213)	35,975	3,762
CMBX AAA Series 17 Index	NR	12/15/2056	Citigroup Global Markets Ltd	0.5%	Monthly		5,700,000	(76,505)	88,713	12,208
CMBX AAA Series 17 Index	NR	12/15/2056	Goldman Sachs & Co LLC	0.5%	Monthly		2,800,000	(37,582)	68,741	31,159
CMBX AAA Series 17 Index	NR	12/15/2056	Goldman Sachs & Co LLC	0.5%	Monthly		1,500,000	(20,133)	40,632	20,499
Petroleos Mexicanos 6.625% 6/15/2035	B1	5/7/2026	Goldman Sachs International	4.75%	Monthly		7,040,000	143,206	0	143,206
CMBX AAA Series 17 Index	NR	12/15/2056	Citigroup Global Markets Ltd	0.5%	Monthly		3,700,000	(49,661)	63,326	13,665
CMBX AAA Series 17 Index	NR	12/15/2056	Citigroup Global Markets Ltd	0.5%	Monthly		2,100,000	(28,186)	35,968	7,782
CMBX AAA Series 16 Index	NR	4/17/2065	Citigroup Global Markets Ltd	0.5%	Monthly		399,974	(3,305)	4,879	1,574
CMBX BBB- Series 17 Index	NR	12/15/2056	Citigroup Global Markets Ltd	3%	Monthly		100,000	(12,610)	12,689	79
CMBX BBB- Series 17 Index	NR	12/15/2056	JPMorgan Securities LLC	3%	Monthly		200,000	(1,652)	25,750	24,098
5Y CDX NA IG Series 41 Index	NR	12/20/2028	ICE	1%	Quarterly		200,000	(49)	0	(49)
Boeing Co 2.6% 10/30/2025	Baa3	12/20/2029	ICE	1%	Quarterly		300,000	11,338	0	11,338
5Y CDX NA IG Series 43 Index	NR	12/20/2029	ICE	1%	Quarterly		9,200,000	17,103	0	17,103
5Y CDX NA HY Series 43 Index	NR	12/20/2029	ICE	5%	Quarterly		117,100,000	737,441	0	737,441
Verizon Communications Inc 4.125% 3/16/2027	Baa1	12/20/2029	ICE	1%	Quarterly		7,000,000	7,436	0	7,436
AT&T Inc 3.8% 2/15/2027	Baa2	12/20/2025	ICE	1%	Quarterly		11,000,000	(51,185)	0	(51,185)
Elis SA 2.875% 2/15/2026	Baa3	12/20/2029	ICE	5%	Quarterly	EUR	1,500,000	(26,894)	0	(26,894)
	Baa3	12/20/2025	ICE	1%	Quarterly	EUR	10,600,000	(41,066)	0	(41,066)
Boeing Co 2.6% 10/30/2025	Baa3	6/20/2030	ICE	1%	Quarterly		9,400,000	158,912	0	158,912
5Y CDX NA IG Series 44 Index	NR	6/20/2030	ICE	1%	Quarterly		694,700,000	3,202,771	0	3,202,771
5Y CDX NA HY Series 44 Index	NR	6/20/2030	ICE	5%	Quarterly		66,303,734	1,862,205	0	1,862,205
5Y CDX NA HY Series 44 Index	NR	6/20/2030	ICE	5%	Quarterly		198,000,000	5,883,107	0	5,883,107
Morgan Stanley 7.25% 4/1/2032	A1	6/20/2026	ICE	1%	Quarterly		2,800,000	(2,235)	0	(2,235)
Morgan Stanley 7.25% 4/1/2032	A1	12/20/2025	ICE	1%	Quarterly		5,600,000	2,774	0	2,774
SoftBank Group Corp 2.84% 12/14/2029	NR	6/20/2026	Goldman Sachs International	1%	Quarterly		2,630,000	7,771	10,197	17,968

TOTAL SELL PROTECTION								11,527,197	1,057,080	12,584,277
TOTAL CREDIT DEFAULT SWAPS								11,574,195	99,136	11,673,331

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.
(2)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.
(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.
(4)Swaps with Intercontinental Exchange (ICE) are centrally cleared swaps.
(5)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(4)		Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
2.49%	Semi-Annual	6M EURIBOR(3)	Semi-Annual	LCH	2/19/2054	EUR	1,666,170	160,700	0	160,700
2.5055%	Annual	6M EURIBOR(3)	Semi-Annual	LCH	2/20/2054	EUR	1,666,170	155,246	0	155,246
2.513%	Annual	6M EURIBOR(3)	Semi-Annual	LCH	2/20/2054	EUR	1,633,000	149,572	0	149,572
2.5105%	Annual	6M EURIBOR(3)	Semi-Annual	LCH	3/1/2054	EUR	835,000	76,644	0	76,644
2.4555%	Annual	3M EURIBOR(3)	Semi-Annual	LCH	3/22/2054	EUR	351,000	36,352	0	36,352
2.543%	Annual	6M EURIBOR(3)	Semi-Annual	LCH	4/22/2054	EUR	1,357,000	119,210	0	119,210
2.44%	Annual	6M EURIBOR(3)	Semi-Annual	LCH	5/9/2054	EUR	770,000	85,791	0	85,791
2.4287%	Annual	6M EURIBOR(3)	Semi-Annual	LCH	6/19/2054	EUR	395,000	43,452	0	43,452
2.4287%	Annual	6M EURIBOR(3)	Semi-Annual	LCH	6/20/2054	EUR	383,000	42,129	0	42,129
2.4413%	Annual	6M EURIBOR(3)	Semi-Annual	LCH	6/24/2054	EUR	149,000	(15,995)	0	(15,995)
3.75%	Annual	U.S. SOFR Index(3)	Annual	LCH	12/18/2034		16,390,000	12,757	0	12,757
U.S. SOFR Index(3)	Annual	3.69392%	Annual	CME	4/30/2031		8,625,000	(25,184)	0	(25,184)
2.245%	Annual	6M EURIBOR(3)	Semi-Annual	LCH	9/13/2054	EUR	1,090,000	162,335	0	162,335
2.352%	Annual	6M EURIBOR(3)	Semi-Annual	LCH	10/11/2054	EUR	340,000	43,754	0	43,754
2.196%	Annual	6M EURIBOR(3)	Semi-Annual	LCH	11/5/2054	EUR	740,000	120,232	0	120,232
ESTR Volume Weighted Trimmed Mean Rate Index(3)	Annual	2.0628%	Annual	LCH	10/5/2029	EUR	9,300,000	(15,667)	0	(15,667)
ESTR Volume Weighted Trimmed Mean Rate Index(3)	Annual	2.0563%	Annual	LCH	10/5/2029	EUR	6,100,000	(8,681)	0	(8,681)
ESTR Volume Weighted Trimmed Mean Rate Index(3)	Annual	2.05%	Annual	LCH	10/5/2029	EUR	1,900,000	(2,210)	0	(2,210)
U.S. SOFR Index(3)	Annual	3.76473%	Annual	LCH	12/17/2054		5,900,000	320,283	0	320,283
U.S. SOFR Index(3)	Annual	3.89548%	Annual	LCH	11/15/2054		24,961,000	793,342	0	793,342
Canadian Overnight Repo Rate(3)	Semi-Annual	3%	Semi-Annual	LCH	6/1/2034	CAD	14,000,000	(9,446)	0	(9,446)
2.69125%	At Maturity	US CPI Urban Consumer NSA Index(3)	At Maturity	LCH	4/15/2028		2,164,000	2,927	0	2,927
2.53625%	At Maturity	US CPI Urban Consumer NSA Index(3)	At Maturity	LCH	4/15/2029		1,731,500	8,256	0	8,256
2.6875%	At Maturity	US CPI Urban Consumer NSA Index(3)	At Maturity	LCH	4/15/2028		2,164,000	3,069	0	3,069
2.53125%	At Maturity	US CPI Urban Consumer NSA Index(3)	At Maturity	LCH	4/15/2029		1,731,500	8,625	0	8,625
0.9975%	At Maturity	TONAR(3)	At Maturity	LCH	3/12/2027	JPY	1,769,432,663	(11,387)	0	(11,387)
1.0265%	At Maturity	TONAR(3)	At Maturity	LCH	3/12/2027	JPY	4,330,130,334	(36,306)	0	(36,306)
1.01846%	At Maturity	TONAR(3)	At Maturity	LCH	3/12/2027	JPY	4,011,480,789	(31,450)	0	(31,450)
2.52%	Annual	6M EURIBOR(3)	Semi-Annual	LCH	3/27/2035	EUR	1,600,000	(19,562)	0	(19,562)
U.S. SOFR Index(3)	Annual	3.75%	Annual	LCH	9/17/2032		35,913,000	(394,610)	0	(394,610)
3.75%	Annual	U.S. SOFR Index(3)	Annual	LCH	9/17/2035		2,837,000	51,486	0	51,486
2.83375%	At Maturity	US CPI Urban Consumer NSA Index(3)	At Maturity	LCH	4/15/2028		4,340,000	(9,656)	0	(9,656)
2.6875%	At Maturity	US CPI Urban Consumer NSA Index(3)	At Maturity	LCH	4/15/2029		3,472,000	(2,312)	0	(2,312)
2.685%	At Maturity	US CPI Urban Consumer NSA Index(3)	At Maturity	LCH	4/15/2029		1,736,000	(1,004)	0	(1,004)
2.835%	At Maturity	US CPI Urban Consumer NSA Index(3)	At Maturity	LCH	4/15/2028		2,170,000	(4,899)	0	(4,899)
2.684%	At Maturity	US CPI Urban Consumer NSA Index(3)	At Maturity	LCH	4/15/2029		1,736,000	(943)	0	(943)
2.8355%	At Maturity	US CPI Urban Consumer NSA Index(3)	At Maturity	LCH	4/15/2028		2,169,000	(4,925)	0	(4,925)
U.S. SOFR Index(3)	Annual	3.80662%	Annual	LCH	2/15/2055		2,500,000	117,391	0	117,391
2.7235%	At Maturity	US CPI Urban Consumer NSA Index(3)	At Maturity	LCH	4/15/2029		3,472,000	(6,694)	0	(6,694)
U.S. SOFR Index(3)	Annual	3.25%	Annual	LCH	6/18/2055		5,000,000	239,427	0	239,427
2.8695%	At Maturity	US CPI Urban Consumer NSA Index(3)	At Maturity	LCH	4/15/2028		4,340,000	(13,711)	0	(13,711)
2.6695%	At Maturity	US CPI Urban Consumer NSA Index(3)	At Maturity	LCH	4/15/2029		2,273,000	(81)	0	(81)
2.832%	At Maturity	US CPI Urban Consumer NSA Index(3)	At Maturity	LCH	4/15/2028		2,999,000	(6,535)	0	(6,535)
2.556%	Annual	6M EURIBOR(3)	Semi-Annual	LCH	4/2/2054	EUR	3,178,000	228,022	0	228,022
U.S. SOFR Index(3)	Annual	3.65471%	Annual	LCH	2/15/2055		2,300,000	168,235	0	168,235
U.S. SOFR Index(3)	Annual	3.64159%	Annual	LCH	2/15/2055		4,500,000	339,337	0	339,337
2.648%	At Maturity	US CPI Urban Consumer NSA Index(3)	At Maturity	LCH	4/15/2029		2,315,394	1,659	0	1,659
6M EURIBOR(3)	Semi-Annual	2.4%	Annual	LCH	4/9/2030	EUR	4,500,000	(21,933)	0	(21,933)
0.685%	At Maturity	TONAR(3)	At Maturity	LCH	4/21/2027	JPY	1,717,811,321	28,344	0	28,344
0.683%	At Maturity	TONAR(3)	At Maturity	LCH	4/21/2027	JPY	1,697,961,056	28,250	0	28,250
3.75%	Annual	U.S. SOFR Index(3)	Annual	LCH	5/7/2035		7,800,000	52,316	0	52,316
0.698%	At Maturity	TONAR(3)	At Maturity	LCH	5/11/2027	JPY	1,355,925,736	22,482	0	22,482
13.32%	At Maturity	Brazil CETIP Interbank Deposit Overnight Rate(3)	At Maturity	CME	1/2/2029	BRL	11,500,000	3,764	0	3,764
13.9271%	At Maturity	Brazil CETIP Interbank Deposit Overnight Rate(3)	At Maturity	CME	1/4/2027	BRL	198,200,000	(76,508)	0	(76,508)
13.9255%	At Maturity	Brazil CETIP Interbank Deposit Overnight Rate(3)	At Maturity	CME	1/4/2027	BRL	20,500,000	(7,803)	0	(7,803)
13.2914%	At Maturity	Brazil CETIP Interbank Deposit Overnight Rate(3)	At Maturity	CME	1/2/2029	BRL	108,900,000	23,564	0	23,564
13.3537%	At Maturity	Brazil CETIP Interbank Deposit Overnight Rate(3)	At Maturity	CME	1/2/2029	BRL	15,700,000	7,346	0	7,346
14.0087%	At Maturity	Brazil CETIP Interbank Deposit Overnight Rate(3)	At Maturity	CME	1/4/2027	BRL	13,100,000	(2,523)	0	(2,523)
2.641%	At Maturity	US CPI Urban Consumer NSA Index(3)	At Maturity	LCH	4/15/2029		3,472,000	3,337	0	3,337
2.7895%	At Maturity	US CPI Urban Consumer NSA Index(3)	At Maturity	LCH	4/15/2028		4,340,000	(4,638)	0	(4,638)
U.S. SOFR Index(3)	Annual	3.75%	Annual	LCH	9/17/2028		167,708,000	(1,470,859)	0	(1,470,859)
U.S. SOFR Index(3)	Annual	3.75%	Annual	LCH	5/15/2032		2,600,000	(35,996)	0	(35,996)
2.5547%	At Maturity	US CPI Urban Consumer NSA Index(3)	At Maturity	LCH	4/15/2029		2,500,000	9,924	0	9,924
2.5615%	At Maturity	US CPI Urban Consumer NSA Index(3)	At Maturity	LCH	4/15/2029		3,550,000	13,253	0	13,253
2.7217%	At Maturity	US CPI Urban Consumer NSA Index(3)	At Maturity	LCH	4/15/2028		2,750,000	1,904	0	1,904
2.7345%	At Maturity	US CPI Urban Consumer NSA Index(3)	At Maturity	LCH	4/15/2028		4,600,000	1,658	0	1,658
0.82331%	At Maturity	TONAR(3)	At Maturity	LCH	3/12/2027	JPY	1,750,000,000	8,631	0	8,631
U.S. SOFR Index(3)	Annual	3.75%	Annual	LCH	9/17/2027		106,382,000	(499,497)	0	(499,497)
U.S. SOFR Index(3)	Annual	3.75%	Annual	LCH	9/17/2029		69,457,000	(816,622)	0	(816,622)
U.S. SOFR Index(3)	Annual	3.75%	Annual	LCH	9/17/2045		29,987,000	(189,865)	0	(189,865)
2.429%	At Maturity	US CPI Urban Consumer NSA Index(3)	At Maturity	LCH	4/15/2030		2,137,000	17,896	0	17,896
2.428%	At Maturity	US CPI Urban Consumer NSA Index(3)	At Maturity	LCH	4/15/2030		4,338,110	36,517	0	36,517
13.4%	At Maturity	Brazil CETIP Interbank Deposit Overnight Rate(3)	At Maturity	CME	1/2/2029	BRL	148,200,000	131,384	0	131,384
2.689%	At Maturity	US CPI Urban Consumer NSA Index(3)	At Maturity	LCH	7/17/2030		9,187,000	582	0	582
2.702%	At Maturity	US CPI Urban Consumer NSA Index(3)	At Maturity	LCH	7/22/2030		3,001,000	(630)	0	(630)
2.808%	Annual	6M EURIBOR(3)	Semi-Annual	LCH	7/22/2054	EUR	200,000	5,793	0	5,793
3.35%	At Maturity	UK Retail Price Index(3)	At Maturity	LCH	7/15/2030	GBP	2,706,250	24,339	0	24,339
3.37%	At Maturity	UK Retail Price Index(3)	At Maturity	LCH	7/15/2030	GBP	2,679,188	20,774	0	20,774
3.24194%	At Maturity	UK Retail Price Index(3)	At Maturity	LCH	7/15/2035	GBP	1,838,754	(5,225)	0	(5,225)
3.284%	At Maturity	UK Retail Price Index(3)	At Maturity	LCH	6/15/2027	GBP	4,131,300	(30,336)	0	(30,336)
3.243967%	At Maturity	UK Retail Price Index(3)	At Maturity	LCH	7/15/2035	GBP	1,802,700	(4,697)	0	(4,697)
3.304%	At Maturity	UK Retail Price Index(3)	At Maturity	LCH	7/15/2027	GBP	4,213,926	(28,943)	0	(28,943)
3.422%	At Maturity	UK Retail Price Index(3)	At Maturity	LCH	7/15/2029	GBP	4,213,926	21,881	0	21,881
3.409%	At Maturity	UK Retail Price Index(3)	At Maturity	LCH	7/15/2029	GBP	4,131,300	24,099	0	24,099
3.404%	At Maturity	UK Retail Price Index(3)	At Maturity	LCH	7/15/2030	GBP	1,838,754	10,382	0	10,382
3.394%	At Maturity	UK Retail Price Index(3)	At Maturity	LCH	7/15/2030	GBP	1,802,700	11,292	0	11,292
3.4272%	At Maturity	UK Retail Price Index(3)	At Maturity	LCH	7/7/2029	GBP	8,254,613	40,748	0	40,748
3.3165%	At Maturity	UK Retail Price Index(3)	At Maturity	LCH	7/15/2027	GBP	8,254,613	(54,240)	0	(54,240)
3.4065%	At Maturity	UK Retail Price Index(3)	At Maturity	LCH	7/15/2030	GBP	3,601,915	19,779	0	19,779
3.2409%	At Maturity	UK Retail Price Index(3)	At Maturity	LCH	7/7/2035	GBP	3,601,915	(10,664)	0	(10,664)
3.32%	At Maturity	UK Retail Price Index(3)	At Maturity	LCH	8/15/2030	GBP	2,798,500	27,615	0	27,615
2.03625%	Annual	TONAR(3)	Annual	LCH	8/12/2045	JPY	128,153,100	(14,209)	0	(14,209)
1.29875%	Annual	TONAR(3)	Annual	LCH	8/13/2035	JPY	228,738,900	15,571	0	15,571
2.036%	Annual	TONAR(3)	Annual	LCH	8/12/2045	JPY	128,884,247	(14,327)	0	(14,327)
2.03%	Annual	TONAR(3)	Annual	LCH	8/12/2045	JPY	80,207,653	(9,461)	0	(9,461)
1.298%	Annual	TONAR(3)	Annual	LCH	8/13/2035	JPY	230,118,371	15,773	0	15,773
1.292%	Annual	TONAR(3)	Annual	LCH	8/13/2035	JPY	127,652,729	9,232	0	9,232
Brazil CETIP Interbank Deposit Overnight Rate(3)	At Maturity	13.0166%	At Maturity	CME	1/2/2029	BRL	202,700,000	87,864	0	87,864
Brazil CETIP Interbank Deposit Rate(3)	At Maturity	13%	At Maturity	CME	1/2/2029	BRL	49,200,000	23,977	0	23,977
6M EURIBOR(3)	Semi-Annual	3%	Annual	LCH	3/18/2056	EUR	830,000	3,590	0	3,590
2.879%	At Maturity	US CPI Urban Consumer NSA Index(3)	At Maturity	LCH	4/15/2028		3,707,000	(12,623)	0	(12,623)
2.7505%	At Maturity	US CPI Urban Consumer NSA Index(3)	At Maturity	LCH	4/15/2029		2,862,000	(8,232)	0	(8,232)
2.233%	At Maturity	Eurostat Eurozone HICP Index(3)	At Maturity	LCH	8/15/2055	EUR	851,070	(158)	0	(158)
2.24%	At Maturity	Eurostat Eurozone HICP Ex Tobacco Unrevised Series YoY NSA Index(3)	At Maturity	LCH	8/15/2055	EUR	431,983	(933)	0	(933)
2.2375%	At Maturity	Eurostat Eurozone HICP Index(3)	At Maturity	LCH	8/15/2055	EUR	647,974	(943)	0	(943)
2.236%	At Maturity	Eurostat Eurozone HICP Ex Tobacco Unrevised Series YoY NSA Index(3)	At Maturity	LCH	8/15/2055	EUR	647,973	(671)	0	(671)
TOTAL INTEREST RATE SWAPS								300,300	0	300,300

(1)Swaps with CME Group (CME) and LCH Clearnet Group (LCH) are centrally cleared swaps.
(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
(3)Represents floating rate.
(4)Notional amount is stated in U.S. Dollars unless otherwise noted.
Currency Abbreviations
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
EUR	-	European Monetary Unit (Euro)
GBP	-	British Pound Sterling
INR	-	Indian Rupee
JPY	-	Japanese Yen
MXN	-	Mexican Peso
PEN	-	Peruvian New Sol
SGD	-	Singapore Dollar
TRY	-	New Turkish Lira
TWD	-	Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,078,129,713 or 11.3% of net assets.

(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $332,192,462 or 0.7% of net assets.

(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(h)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(i)	Principal Only Strips represent the right to receive the monthly principal payments.
(j)	Level 3 security
(k)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(l)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(m)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(n)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(o)	Non-income producing.
(p)	Security or a portion of the security is on loan at period end.
(q)	Affiliated Fund
(r)	Security is perpetual in nature with no stated maturity date.
(s)	Non-income producing - Security is in default.
(t)
Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

(u)	Investment made with cash collateral received from securities on loan.
(v)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(w)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(x)	The rate quoted is the annualized seven-day yield of the fund at period end.
(y)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $75,815,255.
(z)
Security or a portion of the security was pledged to cover margin requirements for futures contracts and exchange-traded options. At period end, the value of securities pledged amounted to $39,803,397.

(Aa)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $175,880.

(Ab)	Security or a portion of the security has been segregated as collateral for over the counter (OTC) derivatives. At period end, the value of securities pledged amounts to $11,422,129.
* Repurchase Agreements
Counterparty	Lending Rate (%)	Settlement Date	Maturity Date	Repurchase Agreement Value ($)	Repurchase Agreement Proceeds ($)	Collateralized By	Collateral Coupon (%)	Collateral Maturity Date	Collateral Value Received ($)
BNP Paribas	4.4	8/27/2025	8/29/2025	250,000,000	250,427,778	U.S. Treasuries (including strips)	3.875 - 4.375	6/15/2028 - 8/31/2028	255,213,432
BofA Securities, Inc.	4.39	8/28/2025	8/29/2025	342,900,000	343,676,981	U.S. Treasuries (including strips)	3.625 - 4.125	2/28/2027 - 3/31/2028	350,087,723
BofA Securities, Inc.	4.44	8/26/2025	8/29/2025	250,000,000	250,123,333	U.S. Treasuries (including strips)	4.375	7/15/2027	255,128,344
BofA Securities, Inc.	4.38	8/14/2025	8/15/2025	250,000,000	250,942,917	U.S. Treasuries (including strips)	2.75	2/15/2028	258,669,880
BofA Securities, Inc.	4.42	8/28/2025	8/29/2025	465,900,000	466,128,809	U.S. Treasuries (including strips)	2.875	8/15/2028	475,608,438
Total Repurchase Agreements				1,558,800,000	1,561,299,818				1,594,707,817

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	145,266,497	717,033,998	689,104,093	3,764,571	-	1	173,196,403	173,161,770	0.3%
Fidelity Securities Lending Cash Central Fund	181,390,075	2,700,714,511	2,721,231,386	514,384	-	-	160,873,200	160,857,114	0.6%
Total	326,656,572	3,417,748,509	3,410,335,479	4,278,955	-	1	334,069,603

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Investments Money Market Government Portfolio - Institutional Class	8,968,650	1,776,947,142	1,373,396,118	7,322,827	-	-	412,519,674	412,519,674
Fidelity SAI Long-Term Treasury Bond Index Fund	349,521,367	1,449,744	339,870,499	1,449,782	(169,037,600)	158,848,660	911,672	137,300
Fidelity SAI Total Bond Fund	3,263,760,840	71,323,423	173,351,740	71,325,977	(16,684,345)	20,582,868	3,165,631,046	347,108,667
Fidelity SAI U.S. Treasury Bond Index Fund	549,138,019	252,758,452	547,467,599	2,758,252	1,459,956	(1,457,711)	254,431,117	28,684,455
Fidelity U.S. Bond Index Fund	222,747,313	303,839,434	214,053,673	3,839,278	(2,930,151)	6,060,551	315,663,474	30,149,329
	4,394,136,189	2,406,318,195	2,648,139,629	86,696,116	(187,192,140)	184,034,368	4,149,156,983

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	2,149,914,147	-	2,149,317,947	596,200

Bank Loan Obligations
Communication Services	4,253,161	-	4,253,161	-
Consumer Discretionary	9,879,176	-	9,879,176	-
Consumer Staples	2,722,874	-	2,722,874	-
Energy	500,049	-	500,049	-
Financials	5,659,430	-	5,659,430	-
Health Care	3,107,785	-	3,107,785	-
Industrials	2,618,977	-	2,618,977	-
Information Technology	5,039,076	-	5,039,076	-
Materials	1,928,754	-	1,928,754	-
Real Estate	445,640	-	-	445,640
Utilities	2,169,930	-	2,169,930	-

Bank Notes
Financials	7,258,557	-	7,258,557	-

Collateralized Mortgage Obligations	1,058,729,749	-	1,058,503,348	226,401

Commercial Mortgage Securities	1,236,531,475	-	1,232,821,015	3,710,460

Common Stocks
Communication Services	1,827,500	-	-	1,827,500
Energy	4,076	4,076	-	-
Health Care	110,970	-	-	110,970
Industrials	83,699	-	-	83,699

Convertible Corporate Bonds
Consumer Staples	917,772	-	917,772	-

Fixed-Income Funds	20,467,487,702	20,467,487,702	-	-

Foreign Government and Government Agency Obligations	382,297,310	-	382,297,310	-

Municipal Securities
Education	19,496,324	-	19,496,324	-
Electric Utilities	1,449,093	-	1,449,093	-
General Obligations	5,671,504	-	5,671,504	-
Health Care	1,189,794	-	1,189,794	-
Industrial Development	326,917	-	326,917	-
Other	5,657,669	-	5,657,669	-
Special Tax	19,345,796	-	19,345,796	-
Tobacco Bonds	63,043	-	63,043	-
Transportation	11,323,778	-	11,323,778	-
Water & Sewer	395,716	-	395,716	-

Non-Convertible Corporate Bonds
Communication Services	343,074,098	-	343,067,868	6,230
Consumer Discretionary	308,132,162	-	308,132,162	-
Consumer Staples	196,186,711	-	196,186,711	-
Energy	710,819,667	-	709,441,587	1,378,080
Financials	2,513,716,482	-	2,505,624,936	8,091,546
Health Care	400,297,652	-	400,297,652	-
Industrials	354,392,543	-	354,232,926	159,617
Information Technology	230,966,452	-	230,895,677	70,775
Materials	205,442,542	-	205,442,542	-
Real Estate	391,615,847	-	391,264,877	350,970
Utilities	574,628,644	-	574,159,049	469,595

Non-Convertible Preferred Stocks
Communication Services	80,483	-	-	80,483

Preferred Securities
Consumer Discretionary	2,854,893	-	2,854,893	-
Consumer Staples	1,898,940	-	1,898,940	-
Energy	14,700,208	-	14,700,208	-
Financials	40,900,786	-	40,667,036	233,750
Industrials	373,460	-	303,042	70,418
Real Estate	9,231,777	-	9,231,777	-
Utilities	3,618,618	-	3,618,618	-

Repurchase Agreements	2,273,900,000	-	2,273,900,000	-

U.S. Government Agency - Mortgage Securities	10,857,998,440	-	10,857,998,440	-

U.S. Government Agency Obligations	25,973,958	-	25,973,958	-

Commercial Paper	363,496,225	-	363,496,225	-

U.S. Treasury Obligations	5,890,301,814	-	5,890,301,814	-

Money Market Funds	1,285,845,815	1,285,845,815	-	-

Purchased Options	344,612	-	344,612	-

Purchased Swaptions	6,875,994	-	6,875,994	-
Total Investments in Securities:	52,416,076,266	21,753,337,593	30,644,826,339	17,912,334
Derivative Instruments:

Assets
Futures Contracts	9,188,105	9,188,105	-	-
Forward Foreign Currency Contracts	4,969,393	-	4,969,393	-
Swaps	17,297,325	-	17,297,325	-
Total Assets	31,454,823	9,188,105	22,266,718	-

Liabilities
Futures Contracts	(2,442,757)	(2,442,757)	-	-
Forward Foreign Currency Contracts	(13,602,891)	-	(13,602,891)	-
Swaps	(5,422,830)	-	(5,422,830)	-
Written Swaptions	(129,055)	-	(129,055)	-
Written Options	(76,015)	(76,015)	-	-
Total Liabilities	(21,673,548)	(2,518,772)	(19,154,776)	-
Total Derivative Instruments:	9,781,275	6,669,333	3,111,942	-
Other Financial Instruments:

TBA Sale Commitments	(3,025,340,709)	-	(3,025,340,709)	-
Total Other Financial Instruments:	(3,025,340,709)	-	(3,025,340,709)	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Credit Risk
Swaps (a)(b)	13,077,262	(1,503,067)
Total Credit Risk	13,077,262	(1,503,067)
Foreign Exchange Risk
Forward Foreign Currency Contracts (c)	4,969,393	(13,602,891)
Purchased Options (e)	344,612	-
Total Foreign Exchange Risk	5,314,005	(13,602,891)
Interest Rate Risk
Futures Contracts (d)	9,188,105	(2,442,757)
Purchased Swaptions (e)	6,875,994	-
Swaps (a)	4,244,094	(3,943,794)
Written Options (f)	-	(76,015)
Written Swaptions (f)	-	(129,055)
Total Interest Rate Risk	20,308,193	(6,591,621)
Total Value of Derivatives	38,699,460	(21,697,579)

(a)For centrally cleared swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared swaps is included in receivable or payable for daily variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in Total accumulated earnings (loss).
(b)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-item(s).
(c)Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-item(s).
(d)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
(e)Gross value is included in the Statement of Assets and Liabilities in the investments in securities, at value line-item.
(f)Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of August 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $157,396,847 and repurchase agreements of $2,273,900,000) - See accompanying schedule:
Unaffiliated issuers (cost $49,193,130,746)	$47,932,849,680
Fidelity Central Funds (cost $334,065,957)	334,069,603
Other affiliated issuers (cost $4,410,214,132)	4,149,156,983

Total Investment in Securities (cost $53,937,410,835)		$52,416,076,266
Segregated cash with brokers for derivative instruments		36,831,498
Segregated cash with brokers for mortgage/asset-backed securities		7,618,182
Foreign currency held at value (cost $5,562,003)		5,571,673
Receivable for investments sold		591,267,717
Receivable for premium on written options		388,596
Receivable for TBA sale commitments		3,007,962,272
Unrealized appreciation on forward foreign currency contracts		4,969,393
Receivable for swaps		25,750
Receivable for fund shares sold		20,953,818
Dividends receivable		6,028,149
Interest receivable		165,990,768
Distributions receivable from Fidelity Central Funds		619,699
Receivable for daily variation margin on futures contracts		3,134,132
Receivable for daily variation margin on centrally cleared swaps		334,102
Bi-lateral OTC swaps, at value		1,170,144
Prepaid expenses		57,538
Segregated cash with brokers for repurchase agreements		947,000
Other receivables		484,449
Total assets		56,270,431,146
Liabilities
Payable to custodian bank	$767,186
Segregated cash from brokers for derivative instruments	2,490,000
Payable for investments purchased
Regular delivery	1,670,430,422
Delayed delivery	6,477,408,737
TBA sale commitments, at value	3,025,340,709
Unrealized depreciation on forward foreign currency contracts	13,602,891
Payable for fund shares redeemed	31,106,027
Distributions payable	611,363
Bi-lateral OTC swaps, at value	1,005,464
Accrued management fee	2,101,667
Payable for daily variation margin on futures contracts	2,569,667
Payable for daily variation margin on centrally cleared swaps	839,364
Written options, at value (premium receivable $388,596)	205,070
Segregated cash from brokers for mortgage/asset-backed securities	31,485,284
Other payables and accrued expenses	892,471
Collateral on securities loaned	160,873,200
Total liabilities		11,421,729,522
Net Assets		$44,848,701,624
Net Assets consist of:
Paid in capital		$51,766,833,156
Total accumulated earnings (loss)		(6,918,131,532)
Net Assets		$44,848,701,624
Net Asset Value, offering price and redemption price per share ($44,848,701,624 ÷ 4,864,434,751 shares)		$9.22
Statement of Operations
Six months ended August 31, 2025 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$368,782,818
Affiliated issuers		86,696,116
Interest		565,877,315
Income from Fidelity Central Funds (including $514,384 from security lending)		4,278,955
Total income		1,025,635,204
Expenses
Management fee	$64,999,854
Custodian fees and expenses	217,216
Independent trustees' fees and expenses	101,288
Registration fees	176,621
Audit fees	41,642
Legal	25,570
Miscellaneous	162,332
Total expenses before reductions	65,724,523
Expense reductions	(52,869,796)
Total expenses after reductions		12,854,727
Net Investment income (loss)		1,012,780,477
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(17,297,893)
Affiliated issuers	(187,192,140)
Forward foreign currency contracts	(41,989,385)
Foreign currency transactions	860,878
Futures contracts	24,009,480
Swaps	(10,587,881)
Written options	4,209,641
Total net realized gain (loss)		(227,987,300)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	166,884,077
Fidelity Central Funds	1
Other affiliated issuers	184,034,368
Forward foreign currency contracts	(11,753,803)
Assets and liabilities in foreign currencies	394,232
Futures contracts	(19,302,650)
Swaps	10,461,938
Written options	434,294
TBA sale commitments	9,690,761
Total change in net unrealized appreciation (depreciation)		340,843,218
Net gain (loss)		112,855,918
Net increase (decrease) in net assets resulting from operations		$1,125,636,395
Statement of Changes in Net Assets

	Six months ended August 31, 2025 (Unaudited)	Year ended February 28, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,012,780,477	$2,031,499,365
Net realized gain (loss)	(227,987,300)	(2,377,198,440)
Change in net unrealized appreciation (depreciation)	340,843,218	3,164,283,020
Net increase (decrease) in net assets resulting from operations	1,125,636,395	2,818,583,945
Distributions to shareholders	(926,031,286)	(1,958,249,939)

Share transactions
Proceeds from sales of shares	7,162,155,398	7,580,241,319
Reinvestment of distributions	922,593,567	1,926,489,599
Cost of shares redeemed	(5,182,410,025)	(14,955,861,824)

Net increase (decrease) in net assets resulting from share transactions	2,902,338,940	(5,449,130,906)
Total increase (decrease) in net assets	3,101,944,049	(4,588,796,900)

Net Assets
Beginning of period	41,746,757,575	46,335,554,475
End of period	$44,848,701,624	$41,746,757,575

Other Information
Shares
Sold	787,888,661	832,933,228
Issued in reinvestment of distributions	100,880,562	212,241,228
Redeemed	(569,226,016)	(1,644,290,957)
Net increase (decrease)	319,543,207	(599,116,501)

Financial Highlights
Strategic Advisers® Core Income Fund

	Six months ended August 31, 2025 (Unaudited)	Years ended February 28, 2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$9.19	$9.01	$9.04	$10.42	$10.98	$11.13
Income from Investment Operations
Net investment income (loss) B,C	.218	.424	.375	.331	.250	.286
Net realized and unrealized gain (loss)	.012	.165	(.041)	(1.382)	(.468)	.116
Total from investment operations	.230	.589	.334	(1.051)	(.218)	.402
Distributions from net investment income	(.200)	(.409)	(.364)	(.329)	(.252)	(.292)
Distributions from net realized gain	-	-	-	-	(.090)	(.260)
Total distributions	(.200)	(.409)	(.364)	(.329)	(.342)	(.552)
Net asset value, end of period	$9.22	$9.19	$9.01	$9.04	$10.42	$10.98
Total Return D,E	2.54%	6.69%	3.78%	(10.12)%	(2.06)%	3.59%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.31% H	.30%	.28%	.28%	.28%	.28%
Expenses net of fee waivers, if any	.06 % H	.05%	.03%	.03%	.03%	.03%
Expenses net of all reductions, if any	.06% H	.05%	.03%	.03%	.03%	.03%
Net investment income (loss)	4.76% H	4.67%	4.17%	3.53%	2.31%	2.54%
Supplemental Data
Net assets, end of period (000 omitted)	$44,848,702	$41,746,758	$46,335,554	$49,430,652	$46,082,556	$41,506,260
Portfolio turnover rate I	215 % H	181%	112%	116%	110%	109%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended August 31, 2025

1. Organization.
Strategic Advisers Core Income Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to certain managed account clients of Strategic Advisers LLC (Strategic Advisers), an affiliate of Fidelity Management & Research Company LLC (FMR).
2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes, bank loan obligations, foreign government and government agency obligations, municipal securities, preferred securities, U.S. government and government agency obligations and commercial paper are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in interest. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in interest receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Strategic Advisers Core Income Fund	$466,612

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, foreign currency transactions, market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales and futures contracts.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$686,179,651
Gross unrealized depreciation	(2,195,893,184)
Net unrealized appreciation (depreciation)	$(1,509,713,533)
Tax cost	$53,918,680,368

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(875,907,917)
Long-term	(4,316,967,882)
Total capital loss carryforward	$(5,192,875,799)

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, funds and other registered investment companies having management contracts with Fidelity Management and Research Company LLC, or its affiliates are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The collateral balance is monitored on a daily basis to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The value of these commitments and proceeds to be received at contractual settlement date are reflected in the Statement of Assets and Liabilities as "TBA sale commitments, at value" and "Receivable for TBA sale commitments," respectively. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, a fund realizes a gain or loss. If a fund delivers securities under the commitment, a fund realizes a gain or loss from the sale of the securities based upon the price established at the date the commitment was entered into.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
3. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, forward foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, options and bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. For OTC written options with upfront premiums received, a fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Strategic Advisers Core Income Fund
Credit Risk
Written Options	160,234	-
Swaps	(11,643,234)	7,861,968
Total Credit Risk	(11,483,000)	7,861,968
Foreign Exchange Risk
Forward Foreign Currency Contracts	(41,989,385)	(11,753,803)
Purchased Options	-	(771,117)
Total Foreign Exchange Risk	(41,989,385)	(12,524,920)
Interest Rate Risk
Futures Contracts	24,009,480	(19,302,650)
Purchased Options	(466,472)	(1,047,009)
Written Options	4,049,407	434,294
Swaps	1,055,353	2,599,970
Total Interest Rate Risk	28,647,768	(17,315,395)
Totals	(24,824,617)	(21,978,347)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. OTC options, such as swaptions, which are options where the underlying instrument is a swap, were used to manage exposure to fluctuations in interest rates and potential credit events.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period, unless an average notional amount is presented in the table below.

	Type	Average Notional Amount ($)
Strategic Advisers Core Income Fund	Written Options	8,350,040,895

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Strategic Advisers Core Income Fund	35,820,926,886	34,019,942,283
5. Fees and Other Transactions with Affiliates.
Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month to the aggregate of the fee rates, payable monthly by the investment adviser, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed .60% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .31% of the Fund's average net assets.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Sub-Advisers. BlackRock Investment Management, LLC, FIAM LLC (an affiliate of the investment adviser), J.P. Morgan Investment Management, Inc., Pacific Investment Management Company LLC, PGIM, Inc. and TCW Investment Management LLC each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid as described in the Management Fee note.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Strategic Advisers Core Income Fund	247

Interfund Trades. Funds may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Strategic Advisers Core Income Fund	32,151
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral or, for non-cash collateral, loan fees received from the borrower as compensation for the securities loaned, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of interest. Affiliated security lending activity, if any, was as follows:

Total Security Lending Fees Paid to NFS ($)
Strategic Advisers Core Income Fund	55,729
9. Expense Reductions.
The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2027. During the period, this waiver reduced the Fund's management fee by $52,792,817.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $76,979.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, certain Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds as shown below.

Fund	Strategic Advisers Core Income Fund
Fidelity SAI Total Bond Fund	15%
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.912889.115
SSC-SANN-1025

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Rutland Square Trust II’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Rutland Square Trust II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Rutland Square Trust II

By:	/s/Heather Bonner
Heather Bonner
President and Treasurer (Principal Executive Officer)

Date:	October 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Heather Bonner
Heather Bonner
President and Treasurer (Principal Executive Officer)

Date:	October 23, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	October 23, 2025